UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 99.9%
	U.S. Treasury Bills — 64.8% (n)
1,001,563	0.012%, 06/25/15	1,001,555
1,500,000	0.012%, 08/06/15	1,499,966
1,675,000	0.014%, 06/11/15	1,674,994
1,089,035	0.014%, 06/18/15	1,089,028
1,450,000	0.016%, 08/27/15	1,449,944
1,400,000	0.017%, 08/20/15	1,399,947
561,930	0.020%, 06/04/15	561,929
1,084,377	0.021%, 08/13/15	1,084,331
2,050,000	0.022%, 07/23/15	2,049,934
1,500,000	0.023%, 07/16/15	1,499,958
1,000,000	0.025%, 07/30/15	999,959
1,490,000	0.066%, 07/02/15	1,489,915
500,000	0.121%, 07/09/15	499,936

		16,301,396

	U.S. Treasury Notes — 35.1%
750,000	0.068%, 06/01/15	749,533
250,000	0.084%, 06/01/15	250,002
350,000	0.099%, 06/01/15	349,965
1,000,000	0.250%, 07/15/15	1,000,212
225,000	0.250%, 07/31/15	225,067
750,000	0.250%, 09/15/15	750,363
100,000	0.250%, 10/15/15	100,053
150,000	0.250%, 10/31/15	150,100
835,000	0.375%, 06/15/15	835,104
360,000	0.375%, 06/30/15	360,094
150,000	0.375%, 08/31/15	150,079
775,000	1.250%, 08/31/15	777,228
500,000	1.375%, 11/30/15	503,026
1,385,000	1.750%, 07/31/15 (m)	1,388,804
1,239,625	1.875%, 06/30/15 (m)	1,241,417

		8,831,047

	Total U.S. Treasury Obligations (Cost $25,132,443)	25,132,443

	Total Investments — 99.9% (Cost $25,132,443)*	25,132,443
	Other Assets in Excess of Liabilities — 0.1%	26,484

	NET ASSETS — 100.0%	$25,158,927

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$25,132,443	$—	$25,132,443

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 12.3% (n)
	California — 12.3%
	California Statewide Communities Development Authority
22,865	Series 2008-C, 0.130%, 10/01/15 (m)	22,865
20,000	Series 2008-C, 0.140%, 06/15/15 (m)	20,000
7,000	Series 2009-B1, 0.140%, 07/01/15 (m)	7,000
3,000	Series 2009-B2, 0.140%, 10/08/15 (m)	3,000
19,000	Series 2009-B3, 0.140%, 08/03/15 (m)	19,000
20,000	Series 2009-B4, 0.140%, 10/08/15 (m)	20,000
10,000	Series 2009-B5, 0.140%, 08/03/15 (m)	10,000
15,000	Series 2009-B6, 0.140%, 06/01/15 (m)	15,000
3,000	Series 2009-D, 0.140%, 10/08/15 (m)	3,000
20,000	Los Angeles Municipal Improvement Corp., Series A-3, 0.120%, 06/02/15	20,000
12,500	San Diego County Water Authority, 0.080%, 11/09/15 (m)	12,500
8,000	State of California, Series A-1, 0.060%, 06/02/15 (m)	8,000
4,900	Turlock Irrigation, Series A, 0.070%, 07/01/15	4,900
22,700	Woodland Finance Water Authority, 0.100%, 09/09/15	22,700

	Total Commercial Paper (Cost $187,965)	187,965

Daily Demand Notes — 12.6%
	California — 12.6%
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
10,400	Series A, Rev., VRDO, LOC: Union Bank N.A., 0.070%, 06/01/15	10,400
18,000	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.070%, 06/01/15	18,000
10,000	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.070%, 06/01/15	10,000
20,700	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.080%, 06/01/15	20,700
4,005	California Municipal Finance Authority, Chevron U.S.A., Inc. Project, Series A, Rev., VRDO, 0.060%, 06/01/15	4,005
	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project,
17,750	Series A, Rev., VRDO, 0.050%, 06/01/15	17,750
10,685	Series A, Rev., VRDO, 0.050%, 06/01/15	10,685
2,550	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	2,550
5,445	City of Irvine, Assessment District No. 00-18, Limited Obligation Improvement Bonds, Series A, GO, VRDO, 0.060%, 06/01/15	5,445
13,700	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Series 1999, GO, VRDO, LOC: State Street Bank & Trust, 0.060%, 06/01/15	13,700
6,715	City of Irvine, Improvement Bond Act of 1915, District No. 97-16, Rev., VRDO, LOC: State Street Bank & Trust, 0.060%, 06/01/15	6,715
6,655	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.060%, 06/01/15 (e)	6,655
4,510	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 85-7, Series A, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.060%, 06/01/15	4,510
	Irvine Ranch Water District,
3,000	Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.070%, 06/01/15	3,000
170	Series B, GO, VRDO, LOC: Bank of America N.A., 0.080%, 06/01/15	170
18,700	Irvine Unified School District, GO, VRDO, LOC: U.S. Bank N.A., 0.070%, 06/01/15	18,700
17,040	Irvine Unified School District, Community Facilities District No. 09-A, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.070%, 06/01/15	17,040
2,000	Los Angeles City Department of Water & Power, Power System, Series B-3, Rev., VRDO, 0.060%, 06/01/15	2,000
8,500	Metropolitan Water District of Southern California, Series B-3, Rev., VRDO, 0.060%, 06/01/15	8,500
12,310	Pittsburg Redevelopment Agency, Tax Allocation, Series A, Rev., VRDO, LOC: State Street Bank & Trust, 0.070%, 06/01/15	12,310

	Total Daily Demand Notes (Cost $192,835)	192,835

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 5.0%
	California — 5.0%
2,565	California School Cash Reserve Program Authority, Series F, Rev., TRAN, 2.000%, 06/30/15	2,569
5,000	City of Los Angeles, GO, TRAN, 1.500%, 06/25/15	5,004
3,000	County of Placer, Loomis Union School District, GO, TRAN, 1.000%, 09/02/15	3,006
4,500	County of Placer, Roseville Joint Union High School District, GO, TRAN, 1.000%, 09/02/15	4,510
4,000	County of Placer, Western Placer Unified School District, GO, TRAN, 1.000%, 09/02/15	4,009
3,000	Los Angeles County California School Pooled Financing Program, Series A-1, Rev., TRAN, 1.500%, 06/01/15	3,000
55,000	State of California, Rev., RAN, 1.500%, 06/22/15	55,044

	Total Municipal Bonds (Cost $77,142)	77,142

Weekly Demand Notes — 60.3%
	California — 60.3%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	4,545
4,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/08/15	4,500
10,735	Alameda & Contra Costa Counties, East Bay Municipal Utility District, Water System, Series A-2, Rev., VRDO, 0.090%, 06/08/15	10,735
3,830	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/08/15	3,830
1,900	Alameda County IDA, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	1,900
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.110%, 06/08/15	200
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 06/08/15 (e)	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
3,810	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.110%, 06/08/15 (e)	3,810
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.110%, 06/08/15 (e)	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.110%, 06/08/15 (e)	7,500
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.110%, 06/08/15 (e)	11,259
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	4,580
4,500	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.100%, 06/08/15	4,500
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
9,140	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/08/15	9,140
18,150	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	18,150
28,000	California Health Facilities Financing Authority, Memorial Health Services, Series B, Rev., VRDO, 0.250%, 06/08/15 (i)	28,000
6,590	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.080%, 06/08/15	6,590
	California Health Facilities Financing Authority, Stanford Hospital & Clinics,
8,200	Series B-1, Rev., VRDO, 0.110%, 06/08/15	8,200
20,000	Series C, Rev., VRDO, 0.180%, 06/08/15 (i)	20,000
7,265	California Health Facilities, Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 0.110%, 06/08/15	7,265
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.090%, 06/08/15	4,620

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
3,865	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/08/15	3,865
5,600	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 06/08/15	5,600
9,300	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	9,300
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.150%, 06/08/15 (e)	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VAR, BHAC-CR, FSA, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	6,225
26,430	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.110%, 06/08/15 (e)	26,430
9,650	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.090%, 06/08/15	9,650
605	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.180%, 06/08/15	605
6,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	6,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 06/08/15	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	2,700
4,045	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/08/15	4,045
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	11,200
12,555	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.110%, 06/08/15	12,555
8,270	California Statewide Communities Development Authority, Penny Lane Centers Project, Series 2008, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 06/08/15	8,270
16,950	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.100%, 06/08/15	16,950
700	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.130%, 06/08/15	700
16,835	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.080%, 06/08/15	16,835
10,614	City of Irvine Reassessment District No. 04-20, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.070%, 06/08/15	10,614
19,400	City of Irvine, Improvement Bond Act of 1915, District No. 93-14, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.070%, 06/08/15	19,400
	City of Livermore,
5,880	Series A, COP, VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	5,880
20,000	Series B, COP, VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	20,000
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/08/15	9,545

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
660	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.120%, 06/08/15 (e)	660
4,600	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.120%, 06/08/15	4,600
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.090%, 06/08/15	3,025
	City of Palo Alto,
6,240	Series ROCS-RR-II-R-11859, GO, VAR, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	6,240
4,160	Series ROCS-RR-II-R-11954, GO, VAR, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	4,160
31,950	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	31,950
13,300	City of Riverside, Series A, Rev., VRDO, 0.140%, 06/08/15	13,300
2,425	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 06/08/15	2,425
8,700	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	8,700
5,200	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 06/08/15	5,200
675	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.100%, 06/08/15	675
3,700	County of Orange, Apartment Development, Riverbend Apartments, Series B, Rev., VRDO, LIQ: FHLMC, 0.100%, 06/08/15 (p)	3,700
2,900	County of Orange, Apartment Development, Villas Aliento, Series E, Rev., VRDO, LIQ: FNMA, 0.090%, 06/08/15	2,900
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/08/15	1,810
	Eastern Municipal Water District, Water & Sewer,
8,000	Series A, Rev., VRDO, 0.140%, 06/08/15	8,000
11,000	Series C, COP, VRDO, 0.100%, 06/08/15	11,000
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VAR, AGC, LIQ: Citibank N.A., 0.140%, 06/08/15	7,425
18,600	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series B, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.090%, 06/08/15	18,600
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	1,000
9,500	Los Angeles City Department of Water & Power, Rev., VRDO, 0.080%, 06/08/15	9,500
21,100	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.080%, 06/08/15	21,100
10,000	Los Angeles City Department of Water & Power,Water System, Series B, Subseries B-4, Rev., VRDO, 0.080%, 06/08/15	10,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	4,300
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/08/15	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/08/15	2,900
13,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 06/08/15	13,400
12,700	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.150%, 06/08/15	12,700
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 0.110%, 06/08/15	15,750

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.110%, 06/08/15 (e)	5,240
20,190	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.150%, 06/08/15 (e)	20,190
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 06/08/15 (e)	4,910
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.100%, 06/08/15 (e)	4,000
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LOC: Royal Bank of Canada, 0.100%, 06/08/15 (e)	20,000
4,000	Series O-48, Rev., VAR, LIQ: Royal Bank of Canada, 0.090%, 06/08/15 (e)	4,000
32,600	Regents of the University of California, Series AL, Rev., VRDO, 0.080%, 06/08/15	32,600
5,125	Rib Floater Trust, Various States, Series 24U, Rev., VRDO, LIQ: Barclays Bank plc, 0.110%, 06/08/15 (e)	5,125
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VAR, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	1,675
800	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/08/15	800
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.110%, 06/08/15 (e)	43,600
6,025	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/08/15	6,025
9,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Rev., VAR, FNMA, LIQ: FNMA, 0.120%, 06/08/15	9,580
7,880	Sacramento Municipal Utility District, Sub-Electric, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	7,880
	Sacramento Municipal Utility District, Subordinated Electric,
4,700	Series J, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/08/15	4,700
10,000	Series M, Rev., VRDO, LOC: State Street Bank & Trust, 0.080%, 06/08/15	10,000
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/08/15	3,285
3,500	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.110%, 06/08/15	3,500
8,800	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 06/08/15	8,800
600	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, GO, VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	600
700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/08/15	700
3,700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, LIQ: FNMA, 0.110%, 06/08/15	3,700
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VAR, LIQ: Citibank N.A., 0.120%, 06/08/15 (e)	7,760
2,520	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.150%, 06/08/15	2,520
1,385	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/08/15	1,385

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
7,265	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/08/15	7,265
10,100	Southern California Public Power Authority, Magnolia Power Project A, Series 2009-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	10,100
	State of California,
7,500	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	7,500
780	Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.130%, 06/08/15 (e)	780
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.110%, 06/08/15	31,000
10,600	University of California, Series AL-4, Rev., VRDO, 0.080%, 06/08/15	10,600
4,700	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 06/08/15	4,700
7,500	Wells Fargo Stage Trust, Various States, Series PO5-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.110%, 06/08/15 (e)	7,500

	Total Weekly Demand Notes (Cost $920,649)	920,649

SHARES
Variable Rate Demand Preferred Shares — 9.2%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: TD Bank N.A., 0.180%, 06/08/15 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.250%, 06/08/15 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	LIQ: Barclays Bank plc, 0.180%, 06/08/15 # (e)	14,000
7,000	LIQ: Morgan Stanley Bank, 0.250%, 06/08/15 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.180%, 06/08/15 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.170%, 06/08/15 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.170%, 06/08/15 # (e)	6,000
23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.170%, 06/08/15 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 99.4% (Cost $1,519,091) *	1,519,091
	Other Assets in Excess of Liabilities — 0.6%	8,700

	NET ASSETS — 100.0%	$1,527,791

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2015.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of swaps, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,519,091	$—	$1,519,091

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.7% (t)
	California — 96.7%
	Certificate of Participation/Lease — 4.0%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19 (m)	927
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,401
1,145	City of Los Angeles, Sonnenblick-Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15 (m)	1,151
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,712
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,945
1,000	COP, 5.000%, 03/01/26	1,157
1,500	COP, 5.000%, 03/01/27	1,731

		11,024

	Education — 5.6%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,134
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,837
1,500	Series U-2, Rev., 5.000%, 10/01/32	1,882
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,224
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,202
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,159
545	Golden West Schools Financing Authority, School District, Series A, Rev., NATL-RE, 5.800%, 02/01/16 (m)	564
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,167
1,500	Series AM, Rev., 5.000%, 05/15/28	1,765
	University of California, Medical Center,
1,000	Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,014
1,500	Series D, Rev., 5.000%, 05/15/20	1,583

		15,531

	General Obligation — 32.4%
1,500	Counties of Napa & Sonoma, Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,205
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,456
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,173
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,430
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17 (m)	1,454
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,239
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17 (m)	974
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,141
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,604
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,147
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,210
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,298
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,770
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	738

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,160
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	953
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,073
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/26	1,193
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,369
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	2,022
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,190
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,475
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,198
1,580	County of Santa Clara, Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21 (m)	1,586
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,273
1,015	GO, Zero Coupon, 08/01/25	757
1,500	GO, Zero Coupon, 08/01/26	1,067
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,876
1,750	GO, 5.000%, 08/01/28	2,049
900	Series C, GO, 5.000%, 08/01/30	1,047
1,560	Series C, GO, 5.000%, 08/01/31	1,807
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,685
1,500	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/31	1,749
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.000%, 07/01/15 (m)	126
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,206
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,420
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,530
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,132
2,000	San Mateo County Community College District, Series B, GO, NATL-RE, Zero Coupon, 09/01/29	1,230
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,222
	State of California,
1,500	GO, 5.000%, 03/01/17 (m)	1,554
1,000	GO, 5.000%, 09/01/19	1,059
1,000	GO, 5.000%, 09/01/21	1,189
3,500	GO, 5.000%, 11/01/21	3,852
3,000	GO, 5.000%, 08/01/22	3,215
2,000	GO, 5.000%, 04/01/24	2,200
3,000	GO, 5.000%, 10/01/32	3,454
1,575	GO, 5.250%, 09/01/27	1,843
120	GO, NATL-RE-IBC, 6.250%, 10/01/19 (m)	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,765
1,500	State of California, Tax-Exempt Various Purpose, GO, 5.000%, 08/01/31	1,741
	State of California, Various Purpose,
2,000	GO, 5.000%, 12/01/29	2,321
2,310	GO, 5.250%, 10/01/22	2,690
1,000	GO, 5.500%, 04/01/23	1,156
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,487

		89,882

	Housing — 0.4%
1,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,024

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 15.0%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,137
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,388
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,136
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,131
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,718
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,123
1,000	Rev., 5.000%, 11/15/20 (m)	1,021
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	681
850	Series A, Rev., 5.000%, 08/15/28	990
655	Series A, Rev., 5.000%, 08/15/30	753
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,143
	California Health Facilities Financing Authority, Sutter Health,
1,000	Series A, Rev., 5.500%, 08/15/18	1,138
1,000	Series D, Rev., 5.000%, 08/15/25	1,154
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,169
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, California Substance Abuse Treatment Facility & State Prison at Corcoran, Series J, Rev., AMBAC, 5.250%, 01/01/16 (m)	1,029
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,759
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,168
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,062
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,082
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	593
695	Colton Public Financing Authority, Tax Allocation, Colton Redevelopment Projects, Series A, Rev., NATL-RE, 5.000%, 08/01/18 (m)	697
1,500	County of Los Angeles, Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/20	1,773
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,672
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,341
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,722
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	587
270	Rev., 5.000%, 09/01/31	316
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,316
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,728
1,500	San Francisco State Building Authority, California State San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20 (m)	1,535
	San Mateo County Joint Powers Financing Authority, Capital Projects Program,
2,190	Series A, Rev., 5.250%, 07/15/21	2,526
130	Series A, Rev., NATL-RE, 6.500%, 07/01/15 (m)	131

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	943
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,137

		41,799

	Prerefunded — 10.9%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16 (m) (p)	2,077
1,500	Series F-1, Rev., 5.000%, 04/01/19 (p)	1,717
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,755
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,900
1,625	Series AF, Rev., 5.000%, 12/01/24	1,841
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,582
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,666
620	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA, 7.500%, 05/01/23 (m) (p)	768
1,000	County of Loma Linda, Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/15 (m) (p)	1,024
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/16 (p)	1,582
	County of Los Angeles, Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	1,051
1,000	Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,089
2,000	County of Los Angeles, Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (m) (p)	1,914
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19 (p)	1,758
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (m) (p)	1,354
1,500	Sacramento County Sanitation Districts Financing Authority, Sacramento Regional County Sanitation District, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	1,570
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Rev., NATL-RE, 6.000%, 08/01/15 (m) (p)	1,000
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (m) (p)	683
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	937
715	State of California, Department of Water Resources Power Supply, Series H, Rev., 5.000%, 05/01/18 (p)	798
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17 (p)	2,192

		30,258

	Special Tax — 0.5%
235	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	236
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18 (m)	1,315

		1,551

	Transportation — 12.9%
	City of Long Beach Harbor,
1,000	Series A, Rev., 5.000%, 05/15/25	1,153
1,000	Series A, Rev., AMT, 5.000%, 05/15/23	1,178
250	Series B, Rev., 5.000%, 05/15/24	306
1,500	Series B, Rev., 5.000%, 05/15/26	1,725
250	Series B, Rev., 5.000%, 05/15/26	298
225	Series B, Rev., 5.000%, 05/15/27	266
2,500	Series C, Rev., 5.000%, 11/15/18	2,830

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
1,250	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series C, Rev., 5.000%, 05/15/31	1,449
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,667
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,324
1,000	Series A, Rev., 5.000%, 05/15/27	1,158
1,250	Series E, Rev., 4.500%, 05/15/16	1,302
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,247
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,162
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,694
1,000	Series B, Rev., 5.000%, 08/01/25	1,186
	Los Angeles Harbor Department, Los Angeles International Airport,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,612
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17 (m)	1,028
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,270
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,129
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,123
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,670
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,229
1,200	Series B, Rev., 5.000%, 05/01/18	1,338
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,627

		35,971

	Utility — 10.1%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,725
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,258
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,748
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,361
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	914
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,709
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,728
1,500	Series B, Rev., 5.250%, 07/01/23	1,743
1,500	Series B, Rev., 5.250%, 07/01/24	1,740
1,500	Series C, Rev., 5.000%, 07/01/27	1,782
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,775
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,163
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,369
285	State of California, Department of Water Resources Power Supply, Unrefunded Balance, Series H, Rev., 5.000%, 05/01/22	318
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	3,605

		27,938

	Water & Sewer — 4.9%
	California State Department of Water Resources, Central Valley Project, Water System,
1,700	Series AF, Rev., 5.000%, 12/01/25	1,921
145	Series AG, Rev., 5.000%, 12/01/24	169
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,159
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,771
1,000	Series D, Rev., 5.000%, 07/01/20	1,147
2,000	Series F, Rev., 5.000%, 07/01/28	2,378

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/25	1,715
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,121
2,000	Series B, Rev., 5.000%, 08/01/25	2,270

		13,651

	Total California	268,629

	Illinois — 0.7%
	Transportation — 0.7%
2,000	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21 (m)	2,054

	Kentucky — 0.4%
	Other Revenue — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18 (m)	1,130

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,092

	Puerto Rico — 0.1%
	Prerefunded — 0.1%
190	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	191

	Texas — 0.4%
	Prerefunded — 0.4%
1,000	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/16 (p)	1,039

	Total Municipal Bonds (Cost $256,933)	274,135

SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
443	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $443)	443

	Total Investments — 98.9% (Cost $257,376)	274,578
	Other Assets in Excess of Liabilities — 1.1%	3,026

	NET ASSETS — 100.0%	$277,604

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities and/or delayed delivery securities.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,955
Aggregate gross unrealized depreciation	(753)

Net unrealized appreciation/depreciation	$17,202

Federal income tax cost of investments	$257,376

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$443	$274,135	$—	$274,578

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 90.5%
		Consumer Discretionary — 7.9%
		Auto Components — 0.1%
	1,000	Dana Holding Corp., 6.000%, 09/15/23 (m)	1,058
	650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21 (m)	692

			1,750

		Automobiles — 0.5%
	2,695	Daimler Finance North America LLC, 2.250%, 09/03/19 (e)	2,709
	1,250	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	1,381
	490	Ford Motor Co., 4.750%, 01/15/43 (m)	499
		General Motors Co.,
	1,065	5.200%, 04/01/45	1,087
	450	6.250%, 10/02/43	520
GBP	1,100	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 5.000%, 02/15/22	1,785

			7,981

		Distributors — 0.1%
	1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e) (m)	1,581

		Diversified Consumer Services — 0.0% (g)
	500	Service Corp. International, 7.500%, 04/01/27 (m)	585

		Hotels, Restaurants & Leisure — 0.3%
	500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	518
	1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d) (m)	820
	500	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	485
	1,905	McDonald’s Corp., 4.600%, 05/26/45	1,931
	1,250	MGM Resorts International, 6.750%, 10/01/20 (m)	1,355
	500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	500

			5,609

		Internet & Catalog Retail — 0.2%
		Amazon.com, Inc.,
	2,015	2.500%, 11/29/22 (m)	1,962
	570	4.950%, 12/05/44	585

			2,547

		Media — 5.3%
		21st Century Fox America, Inc.,
	6,197	3.000%, 09/15/22 (m)	6,225
	745	5.400%, 10/01/43	837
	750	6.150%, 02/15/41 (m)	904
		Clear Channel Worldwide Holdings, Inc.,
	1,600	Series B, 6.500%, 11/15/22 (m)	1,694
	500	Series B, 7.625%, 03/15/20 (m)	529
		Comcast Corp.,
	1,310	4.500%, 01/15/43 (m)	1,336
	3,035	4.600%, 08/15/45	3,153
	6,260	4.750%, 03/01/44	6,661
	485	CSC Holdings LLC, 8.625%, 02/15/19 (m)	553
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
	2,959	3.800%, 03/15/22 (m)	3,042
	5,840	4.450%, 04/01/24	6,130
	1,565	5.150%, 03/15/42 (m)	1,532
	335	Discovery Communications LLC, 4.875%, 04/01/43 (m)	317
		DISH DBS Corp.,
	1,000	5.875%, 11/15/24	1,003
	1,500	6.750%, 06/01/21 (m)	1,602
		NBCUniversal Media LLC,
	5,610	4.375%, 04/01/21 (m)	6,166
	1,705	4.450%, 01/15/43 (m)	1,710
	500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	531
	1,445	Omnicom Group, Inc., 3.650%, 11/01/24	1,448
	1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23 (m)	1,037
		Sirius XM Radio, Inc.,
	1,000	4.250%, 05/15/20 (e) (m)	999
	1,000	5.875%, 10/01/20 (e) (m)	1,041
	250	6.000%, 07/15/24 (e)	259
	3,510	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	3,545
		Time Warner Cable, Inc.,
	2,105	4.125%, 02/15/21 (m)	2,185
	1,140	5.000%, 02/01/20 (m)	1,229
	3,675	5.500%, 09/01/41 (m)	3,553
		Time Warner, Inc.,
	4,975	3.600%, 07/15/25	4,957
	2,255	4.650%, 06/01/44	2,200
	11,142	4.750%, 03/29/21 (m)	12,277
	1,185	4.900%, 06/15/42 (m)	1,218
	715	5.350%, 12/15/43	778
		Viacom, Inc.,
	6,756	3.500%, 04/01/17 (m)	7,014

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
3,318	4.375%, 03/15/43 (m)	2,841

		90,506

	Multiline Retail — 0.4%
1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43 (m)	1,149
4,510	Target Corp., 3.500%, 07/01/24	4,695

		5,844

	Specialty Retail — 1.0%
1,385	Advance Auto Parts, Inc., 4.500%, 12/01/23	1,463
3,830	AutoZone, Inc., 3.250%, 04/15/25	3,774
	Home Depot, Inc. (The),
2,070	3.750%, 02/15/24 (m)	2,204
4,690	4.250%, 04/01/46	4,717
1,635	4.400%, 03/15/45	1,688
1,000	L Brands, Inc., 6.625%, 04/01/21 (m)	1,130
500	Party City Holdings, Inc., 8.875%, 08/01/20	538
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22 (m)	479
1,275	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e) (m)	1,358

		17,351

	Total Consumer Discretionary	133,754

	Consumer Staples — 4.5%
	Beverages — 1.0%
	Anheuser-Busch InBev Finance, Inc.,
5,985	2.625%, 01/17/23 (m)	5,838
795	4.625%, 02/01/44	827
3,883	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22 (m)	3,801
3,425	Constellation Brands, Inc., 4.250%, 05/01/23 (m)	3,459
615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23 (m)	605
1,020	JB y Co. S.A. de C.V., (Mexico), 3.750%, 05/13/25 (e)	1,019
1,850	PepsiCo, Inc., 4.250%, 10/22/44	1,860

		17,409

	Food & Staples Retailing — 1.9%
	CVS Health Corp.,
3,370	2.750%, 12/01/22 (m)	3,314
5,000	3.375%, 08/12/24	5,049
612	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	657
	Kroger Co. (The),
1,380	3.850%, 08/01/23 (m)	1,445
2,194	5.150%, 08/01/43 (m)	2,427
	Walgreens Boots Alliance, Inc.,
410	2.700%, 11/18/19	416
580	3.300%, 11/18/21	586
7,346	3.800%, 11/18/24	7,391
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43 (m)	1,434
8,155	4.300%, 04/22/44	8,460
580	5.000%, 10/25/40 (m)	654

		31,833

	Food Products — 0.6%
888	ConAgra Foods, Inc., 4.650%, 01/25/43 (m)	828
	H.J. Heinz Co.,
500	4.250%, 10/15/20	512
500	4.875%, 02/15/25 (e)	539
3,935	JM Smucker Co. (The), 3.500%, 03/15/25 (e)	3,937
1,470	Kraft Foods Group, Inc., 5.000%, 06/04/42 (m)	1,521
1,505	Mondelez International, Inc., 4.000%, 02/01/24	1,602
1,750	Post Holdings, Inc., 7.375%, 02/15/22 (m)	1,791

		10,730

	Household Products — 0.0% (g)
444	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	455

	Tobacco — 1.0%
	Altria Group, Inc.,
2,550	2.625%, 01/14/20	2,569
3,830	2.850%, 08/09/22 (m)	3,758
1,420	4.250%, 08/09/42 (m)	1,311
2,069	4.500%, 05/02/43 (m)	2,018
856	B.A.T. International Finance plc, (United Kingdom), 3.250%, 06/07/22 (e) (m)	865
	Philip Morris International, Inc.,
3,725	4.125%, 03/04/43 (m)	3,616
1,755	4.250%, 11/10/44	1,714
530	4.875%, 11/15/43 (m)	568

		16,419

	Total Consumer Staples	76,846

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy — 9.7%
	Energy Equipment & Services — 0.1%
1,075	Ensco plc, (United Kingdom), 4.700%, 03/15/21 (m)	1,112

	Oil, Gas & Consumable Fuels — 9.6%
	Anadarko Petroleum Corp.,
4,470	3.450%, 07/15/24	4,496
2,965	6.375%, 09/15/17 (m)	3,275
750	Apache Corp., 4.750%, 04/15/43 (m)	726
	BP Capital Markets plc, (United Kingdom),
2,275	2.750%, 05/10/23 (m)	2,218
5,085	3.062%, 03/17/22	5,137
725	3.245%, 05/06/22 (m)	737
2,195	3.814%, 02/10/24	2,285
536	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e) (m)	494
	Columbia Pipeline Group, Inc.,
955	2.450%, 06/01/18 (e)	964
710	3.300%, 06/01/20 (e)	716
1,250	4.500%, 06/01/25 (e)	1,268
2,750	ConocoPhillips Co., 4.300%, 11/15/44	2,738
	Devon Energy Corp.,
6,655	3.250%, 05/15/22 (m)	6,678
1,602	4.750%, 05/15/42 (m)	1,598
3,340	Enable Midstream Partners LP, 3.900%, 05/15/24 (e)	3,188
1,930	Enbridge Energy Partners LP, 5.200%, 03/15/20 (m)	2,112
1,120	Encana Corp., (Canada), 5.150%, 11/15/41 (m)	1,106
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23 (m)	1,791
3,120	4.050%, 03/15/25	3,043
	Enterprise Products Operating LLC,
3,000	2.550%, 10/15/19	3,037
1,555	3.750%, 02/15/25	1,582
3,524	3.900%, 02/15/24	3,647
910	4.050%, 02/15/22 (m)	961
5,203	4.850%, 03/15/44 (m)	5,230
1,297	Series A, VAR, 8.375%, 08/01/66 (m)	1,368
500	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20 (m)	543
	Kinder Morgan Energy Partners LP,
3,260	3.500%, 03/01/21	3,264
6,085	3.500%, 09/01/23 (m)	5,881
365	5.000%, 08/15/42 (m)	335
2,110	5.000%, 03/01/43 (m)	1,963
3,000	5.500%, 03/01/44	2,921
6,980	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e) (m)	7,594
1,660	Kinder Morgan, Inc., 4.300%, 06/01/25	1,663
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	431
2,710	MPLX LP, 4.000%, 02/15/25	2,712
4,535	Noble Energy, Inc., 5.250%, 11/15/43 (m)	4,638
	ONEOK Partners LP,
3,000	3.250%, 02/01/16 (m)	3,033
3,575	4.900%, 03/15/25	3,626
4,245	Phillips 66, 4.875%, 11/15/44	4,290
3,745	Phillips 66 Partners LP, 3.605%, 02/15/25	3,683
	Plains All American Pipeline LP/PAA Finance Corp.,
1,355	3.600%, 11/01/24	1,333
2,370	3.650%, 06/01/22 (m)	2,433
1,630	5.000%, 02/01/21 (m)	1,799
3,310	5.750%, 01/15/20 (m)	3,753
550	6.125%, 01/15/17 (m)	590
2,165	Spectra Energy Partners LP, 2.950%, 09/25/18 (m)	2,227
	Suncor Energy, Inc., (Canada),
465	3.600%, 12/01/24	474
3,440	6.100%, 06/01/18 (m)	3,856
	Sunoco Logistics Partners Operations LP,
1,335	5.300%, 04/01/44	1,290
3,530	5.350%, 05/15/45	3,459
2,248	Talisman Energy, Inc., (Canada), 5.850%, 02/01/37 (m)	2,230
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e) (m)	1,641
1,733	Total Capital International S.A., (France), 2.875%, 02/17/22 (m)	1,758
	TransCanada PipeLines Ltd., (Canada),
2,250	3.750%, 10/16/23 (m)	2,328
1,840	5.000%, 10/16/43 (m)	1,944
2,730	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	2,778
	Valero Energy Corp.,
1,865	3.650%, 03/15/25	1,859
1,135	4.900%, 03/15/45	1,120

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
		Western Gas Partners LP,
	4,505	3.950%, 06/01/25	4,473
	1,550	4.000%, 07/01/22 (m)	1,583
	500	Whiting Petroleum Corp., 5.750%, 03/15/21 (m)	509
		Williams Cos., Inc. (The),
	2,205	3.700%, 01/15/23 (m)	2,151
	360	5.750%, 06/24/44	367
		Williams Partners LP,
	1,880	3.600%, 03/15/22	1,869
	1,290	4.900%, 01/15/45	1,192
	2,415	5.100%, 09/15/45	2,285
	3,080	5.400%, 03/04/44	2,985
	1,785	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23 (m)	1,823

			163,081

		Total Energy	164,193

		Financials — 32.1%
		Banks — 12.7%
		ABN AMRO Bank N.V., (Netherlands),
	1,140	2.500%, 10/30/18 (e) (m)	1,162
EUR	650	6.375%, 04/27/21 (m)	902
		Bank of America Corp.,
	4,520	3.300%, 01/11/23 (m)	4,528
	3,500	4.000%, 04/01/24	3,647
	2,250	4.250%, 10/22/26	2,265
	1,760	5.000%, 01/21/44	1,909
	2,775	Series L, 2.250%, 04/21/20	2,744
	11,521	Series L, 2.600%, 01/15/19 (m)	11,705
	5,010	Series L, 3.950%, 04/21/25	4,965
		Bank of America N.A.,
	4,645	1.650%, 03/26/18	4,646
	7,265	1.750%, 06/05/18	7,259
EUR	2,729	Bank of Ireland, (Ireland), 3.250%, 01/15/19	3,214
	1,615	Bank of Montreal, (Canada), 2.375%, 01/25/19 (m)	1,646
	2,705	Bank of Nova Scotia (The), (Canada), 2.800%, 07/21/21	2,761
		Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
	3,480	1.700%, 03/05/18 (e)	3,486
	3,675	2.350%, 09/08/19 (e)	3,701
	2,850	Banque Federative du Credit Mutuel S.A., (France), 2.750%, 01/22/19 (e)	2,924
		Barclays Bank plc, (United Kingdom),
	3,606	6.050%, 12/04/17 (e) (m)	3,936
	4,725	VAR, 7.750%, 04/10/23 (m)	5,233
	7,860	Barclays plc, (United Kingdom), 2.000%, 03/16/18	7,887
	5,480	BNP Paribas S.A., (France), 2.375%, 05/21/20	5,475
	2,780	Branch Banking & Trust Co., 2.850%, 04/01/21	2,845
		Capital One Bank USA N.A.,
	1,280	2.250%, 02/13/19	1,281
	11,895	3.375%, 02/15/23 (m)	11,841
		Citigroup, Inc.,
	1,410	1.550%, 08/14/17	1,410
	360	1.750%, 05/01/18 (m)	360
	12,895	1.800%, 02/05/18	12,898
	1,815	2.500%, 09/26/18 (m)	1,847
	830	2.500%, 07/29/19	837
	3,145	3.300%, 04/27/25	3,093
	4,265	3.750%, 06/16/24	4,396
	3,005	4.300%, 11/20/26	3,047
	5,390	4.450%, 01/10/17 (m)	5,652
	2,125	Credit Agricole S.A., (France), VAR, 8.125%, 09/19/33 (e) (m)	2,384
		Discover Bank,
	4,115	2.000%, 02/21/18 (m)	4,121
	2,515	3.200%, 08/09/21	2,511
	5,520	4.200%, 08/08/23 (m)	5,673
		HSBC Bank plc, (United Kingdom),
	545	1.500%, 05/15/18 (e) (m)	543
	6,280	4.125%, 08/12/20 (e) (m)	6,837
		Intesa Sanpaolo S.p.A., (Italy),
	6,935	3.875%, 01/15/19 (m)	7,236
EUR	700	5.000%, 09/23/19 (m)	862
	1,180	5.250%, 01/12/24	1,303
EUR	724	6.625%, 09/13/23 (m)	1,002
		Lloyds Bank plc, (United Kingdom),
EUR	3,150	1.250%, 01/13/25	3,410
	7,785	1.750%, 03/16/18	7,808
		MUFG Americas Holdings Corp.,
	1,905	2.250%, 02/10/20	1,900
	555	3.000%, 02/10/25	539
	6,366	MUFG Union Bank N.A., 2.625%, 09/26/18 (m)	6,536
	2,065	PNC Bank N.A., 2.700%, 11/01/22 (m)	2,022

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	365	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21 (m)	429
	1,068	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e) (m)	1,125
		Skandinaviska Enskilda Banken AB, (Sweden),
	5,000	1.750%, 03/19/18 (e) (m)	5,011
	1,480	2.375%, 11/20/18 (e)	1,505
	3,720	U.S. Bank N.A., 2.800%, 01/27/25	3,661
		Wells Fargo & Co.,
	8,065	3.000%, 02/19/25	7,897
	555	4.125%, 08/15/23 (m)	588
	985	4.650%, 11/04/44	990
	1,290	5.375%, 11/02/43 (m)	1,431
	2,590	Series M, 3.450%, 02/13/23 (m)	2,628

			215,454

		Capital Markets — 6.2%
	9,425	Bank of New York Mellon Corp. (The), Series G, 2.150%, 02/24/20	9,446
		Credit Suisse, (Switzerland),
	10,715	1.700%, 04/27/18	10,677
	4,580	1.750%, 01/29/18	4,584
		Credit Suisse AG, (Switzerland),
	2,093	6.500%, 08/08/23 (e) (m)	2,373
EUR	3,100	VAR, 5.750%, 09/18/25 (m)	3,911
	6,565	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	6,579
		Goldman Sachs Group, Inc. (The),
	6,340	2.375%, 01/22/18 (m)	6,436
	3,100	2.550%, 10/23/19	3,120
	4,360	2.625%, 01/31/19	4,444
	14,136	3.500%, 01/23/25	13,987
	725	3.625%, 01/22/23 (m)	739
	1,380	4.000%, 03/03/24	1,425
	2,205	4.800%, 07/08/44	2,305
	1,890	5.150%, 05/22/45	1,929
		Morgan Stanley,
	2,000	2.375%, 07/23/19	2,011
	1,145	2.500%, 01/24/19	1,159
	1,870	2.650%, 01/27/20	1,890
	925	3.700%, 10/23/24	942
	2,288	3.750%, 02/25/23 (m)	2,362
	3,385	3.950%, 04/23/27	3,306
	3,780	4.300%, 01/27/45	3,665
	6,605	4.750%, 03/22/17 (m)	7,002
		UBS AG, (Switzerland),
	6,000	1.800%, 03/26/18	6,005
EUR	4,391	VAR, 4.750%, 02/12/26	5,280

			105,577

		Consumer Finance — 3.7%
	2,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 2.750%, 05/15/17 (e)	1,995
		American Express Co.,
	1,780	1.550%, 05/22/18 (m)	1,773
	1,685	3.625%, 12/05/24	1,683
		Ford Motor Credit Co. LLC,
	5,470	3.219%, 01/09/22	5,516
	7,170	3.664%, 09/08/24	7,199
	750	4.250%, 09/20/22 (m)	798
	2,970	4.375%, 08/06/23 (m)	3,172
		General Motors Financial Co., Inc.,
	8,115	2.400%, 04/10/18	8,114
	8,408	2.625%, 07/10/17	8,528
	235	3.250%, 05/15/18	241
		HSBC USA, Inc.,
	4,030	2.350%, 03/05/20	4,032
	9,225	2.375%, 11/13/19	9,280
		Synchrony Financial,
	5,730	2.700%, 02/03/20	5,737
	3,280	3.750%, 08/15/21	3,362
	1,195	4.250%, 08/15/24	1,226

			62,656

		Diversified Financial Services — 1.9%
	700	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	742
	2,000	Berkshire Hathaway, Inc., 4.500%, 02/11/43 (m)	2,089
		EDP Finance B.V., (Netherlands),
	1,405	4.125%, 01/15/20 (e)	1,447
	1,080	5.250%, 01/14/21 (e)	1,158
	3,820	General Electric Capital Corp., 4.375%, 09/16/20 (m)	4,228
	2,245	National Rural Utilities Cooperative Finance Corp., 2.850%, 01/27/25	2,215
	4,730	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e)	4,763
	4,830	Shell International Finance B.V., (Netherlands), 4.550%, 08/12/43 (m)	5,069

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Financial Services — continued
	5,095	Siemens Financieringsmaatschappij N.V., (Netherlands), 2.900%, 05/27/22 (e)	5,127
		Voya Financial, Inc.,
	2,260	2.900%, 02/15/18 (m)	2,325
	710	5.500%, 07/15/22 (m)	812
	1,850	5.700%, 07/15/43	2,192

			32,167

		Insurance — 3.8%
		American International Group, Inc.,
	1,005	3.875%, 01/15/35	950
	3,980	4.500%, 07/16/44	4,001
	4,780	4.875%, 06/01/22 (m)	5,335
	2,500	5.850%, 01/16/18 (m)	2,770
EUR	2,000	Aviva plc, (United Kingdom), VAR, 6.125%, 07/05/43 (m)	2,668
	1,040	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40 (m)	1,298
	1,240	Five Corners Funding Trust, 4.419%, 11/15/23 (e)	1,307
		MetLife, Inc.,
	410	4.050%, 03/01/45	392
	3,325	4.125%, 08/13/42 (m)	3,228
	380	4.721%, 12/15/44	402
	1,100	6.400%, 12/15/36 (m)	1,257
		Metropolitan Life Global Funding I,
	1,930	2.000%, 04/14/20 (e)	1,916
	5,000	2.300%, 04/10/19 (e)	5,065
	4,625	3.000%, 01/10/23 (e) (m)	4,634
		New York Life Global Funding,
	2,095	2.100%, 01/02/19 (e)	2,123
	2,570	2.150%, 06/18/19 (e)	2,596
		Pricoa Global Funding I,
	1,545	1.600%, 05/29/18 (e) (m)	1,546
	695	2.200%, 05/16/19 (e)	700
		Prudential Financial, Inc.,
	1,030	3.500%, 05/15/24	1,041
	4,285	5.100%, 08/15/43 (m)	4,568
	3,060	5.375%, 06/21/20 (m)	3,484
	1,160	VAR, 5.200%, 03/15/44 (m)	1,167
	5,990	Reliance Standard Life Global Funding II, 2.375%, 05/04/20 (e)	5,924
GBP	2,400	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42 (m)	3,995
	1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e) (m)	1,158

			63,525

		Real Estate Investment Trusts (REITs) — 3.0%
		American Tower Corp.,
	1,875	3.400%, 02/15/19 (m)	1,935
	2,510	3.450%, 09/15/21	2,532
	4,310	4.000%, 06/01/25	4,265
	1,680	4.500%, 01/15/18 (m)	1,792
	1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20 (m)	1,198
	1,210	Boston Properties LP, 3.850%, 02/01/23 (m)	1,269
	1,000	Corrections Corp. of America, 4.625%, 05/01/23 (m)	998
	4,740	DDR Corp., 3.500%, 01/15/21	4,886
	5,740	Duke Realty LP, 3.875%, 02/15/21	6,018
	1,000	GEO Group, Inc. (The), 5.875%, 01/15/22	1,056
		HCP, Inc.,
	775	3.150%, 08/01/22 (m)	759
	1,415	4.200%, 03/01/24	1,451
		Health Care REIT, Inc.,
	1,320	3.750%, 03/15/23 (m)	1,337
	3,675	4.000%, 06/01/25	3,731
		Kimco Realty Corp.,
	6,240	3.125%, 06/01/23 (m)	6,129
	1,545	3.200%, 05/01/21	1,577
	910	Liberty Property LP, 4.400%, 02/15/24 (m)	956
	920	Prologis LP, 4.250%, 08/15/23 (m)	974
	2,070	Realty Income Corp., 4.125%, 10/15/26	2,150
	1,150	UDR, Inc., 3.700%, 10/01/20 (m)	1,206
	340	Ventas Realty LP, 4.375%, 02/01/45	324
	2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22 (m)	2,439
		Weingarten Realty Investors,
	1,635	3.850%, 06/01/25	1,639
	970	4.450%, 01/15/24 (m)	1,023

			51,644

		Real Estate Management & Development — 0.0% (g)
	500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	509

		Thrifts & Mortgage Finance — 0.8%
		Abbey National Treasury Services plc, (United Kingdom),
	3,295	2.350%, 09/10/19	3,327

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Thrifts & Mortgage Finance — continued
	6,440	2.375%, 03/16/20	6,437
		BPCE S.A., (France),
	975	2.500%, 07/15/19	989
	1,085	4.000%, 04/15/24	1,127
	1,035	4.500%, 03/15/25 (e)	1,029

			12,909

		Total Financials	544,441

		Health Care — 9.1%
		Biotechnology — 1.0%
		Amgen, Inc.,
	6,230	3.625%, 05/22/24	6,377
	2,875	4.400%, 05/01/45	2,783
	1,025	5.650%, 06/15/42 (m)	1,176
		Gilead Sciences, Inc.,
	2,710	3.700%, 04/01/24	2,829
	3,305	4.500%, 02/01/45	3,377
	475	4.800%, 04/01/44	508

			17,050

		Health Care Equipment & Supplies — 1.2%
	3,485	Becton, Dickinson and Co., 3.734%, 12/15/24	3,557
	500	Biomet, Inc., 6.500%, 08/01/20 (m)	529
	750	Hologic, Inc., 6.250%, 08/01/20 (m)	777
		Medtronic, Inc.,
	7,515	3.150%, 03/15/22 (e)	7,689
	4,435	4.625%, 03/15/45 (e)	4,625
	3,520	Zimmer Holdings, Inc., 3.550%, 04/01/25	3,476

			20,653

		Health Care Providers & Services — 2.5%
	2,970	Aetna, Inc., 3.500%, 11/15/24	3,009
	4,600	AmerisourceBergen Corp., 3.250%, 03/01/25	4,569
		Anthem, Inc.,
	620	2.300%, 07/15/18 (m)	629
	5,930	3.500%, 08/15/24	5,965
	1,130	3.700%, 08/15/21 (m)	1,190
	650	4.625%, 05/15/42 (m)	651
	1,330	5.100%, 01/15/44 (m)	1,443
	1,905	Cigna Corp., 4.000%, 02/15/22 (m)	2,035
		Express Scripts Holding Co.,
	1,120	2.250%, 06/15/19	1,119
	3,000	3.500%, 06/15/24	3,019
	1,380	3.900%, 02/15/22 (m)	1,437
	2,080	4.750%, 11/15/21 (m)	2,302
	800	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e) (m)	870
	500	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	535
	1,000	HCA, Inc., 6.500%, 02/15/20 (m)	1,116
	350	Kindred Healthcare, Inc., 8.750%, 01/15/23 (e)	389
		McKesson Corp.,
	854	2.700%, 12/15/22 (m)	832
	1,455	2.850%, 03/15/23 (m)	1,412
	4,500	3.796%, 03/15/24	4,648
	655	4.883%, 03/15/44	693
		Tenet Healthcare Corp.,
	280	4.750%, 06/01/20 (m)	285
	720	6.000%, 10/01/20 (m)	770
	250	6.750%, 02/01/20 (m)	263
	1,500	8.125%, 04/01/22	1,635
	1,545	UnitedHealth Group, Inc., 3.950%, 10/15/42 (m)	1,500

			42,316

		Life Sciences Tools & Services — 0.2%
	2,750	Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	3,087

		Pharmaceuticals — 4.2%
		AbbVie, Inc.,
	2,320	1.750%, 11/06/17 (m)	2,329
	1,755	2.900%, 11/06/22 (m)	1,728
	2,745	3.200%, 11/06/22	2,757
	8,150	3.600%, 05/14/25	8,202
		Actavis Funding SCS, (Luxembourg),
	4,657	3.000%, 03/12/20	4,721
	2,555	3.450%, 03/15/22	2,577
	3,070	3.800%, 03/15/25	3,091
	1,240	3.850%, 06/15/24	1,254
	745	4.750%, 03/15/45	738
	1,020	4.850%, 06/15/44	1,023
	4,469	Actavis, Inc., 1.875%, 10/01/17 (m)	4,481
EUR	4,750	Bayer AG, (Germany), VAR, 3.000%, 07/01/75	5,412
	3,165	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,208
		Forest Laboratories, Inc.,
	935	4.375%, 02/01/19 (e)	998
	4,298	4.875%, 02/15/21 (e)	4,697
	6,998	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	7,045

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Pharmaceuticals — continued
	1,115	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43 (m)	1,121
	3,050	Merck & Co., Inc., 3.700%, 02/10/45	2,833
EUR	2,900	Merck KGaA, (Germany), VAR, 2.625%, 12/12/74	3,225
	1,440	Mylan, Inc., 2.600%, 06/24/18	1,458
		Perrigo Finance plc, (Ireland),
	600	3.500%, 12/15/21	613
	1,455	3.900%, 12/15/24	1,485
	960	Pfizer, Inc., 4.300%, 06/15/43 (m)	964
	616	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22 (m)	607
	1,165	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20 (m)	1,156
		Valeant Pharmaceuticals International, Inc., (Canada),
	1,250	6.750%, 08/15/21 (e) (m)	1,312
	1,100	7.250%, 07/15/22 (e) (m)	1,177
	500	7.500%, 07/15/21 (e) (m)	547

			70,759

		Total Health Care	153,865

		Industrials — 5.1%
		Aerospace & Defense — 0.7%
	750	Bombardier, Inc., (Canada), 7.500%, 03/15/25 (e)	717
		Lockheed Martin Corp.,
	1,550	3.800%, 03/01/45	1,441
	1,255	4.070%, 12/15/42 (m)	1,231
	2,378	Northrop Grumman Corp., 3.850%, 04/15/45	2,177
	1,370	Textron, Inc., 3.875%, 03/01/25	1,397
		United Technologies Corp.,
	2,435	4.150%, 05/15/45	2,399
	2,885	4.500%, 06/01/42 (m)	3,000

			12,362

		Air Freight & Logistics — 0.1%
	2,250	FedEx Corp., 4.100%, 02/01/45	2,101

		Airlines — 0.5%
	3,655	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	3,646
	1,487	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,517
	572	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	615
	738	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22 (m)	867
	1,082	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18 (m)	1,182
	600	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25 (m)	618

			8,445

		Commercial Services & Supplies — 0.4%
	750	ACCO Brands Corp., 6.750%, 04/30/20 (m)	798
	1,000	ADT Corp. (The), 3.500%, 07/15/22 (m)	920
	4,845	Waste Management, Inc., 3.125%, 03/01/25	4,790

			6,508

		Electrical Equipment — 0.0% (g)
	500	General Cable Corp., 5.750%, 10/01/22	458

		Industrial Conglomerates — 0.8%
		General Electric Co.,
	1,530	4.125%, 10/09/42 (m)	1,532
	10,490	4.500%, 03/11/44	11,164

			12,696

		Machinery — 0.2%
	3,350	Caterpillar, Inc., 3.803%, 08/15/42 (m)	3,174
	1,000	Terex Corp., 6.000%, 05/15/21 (m)	1,017

			4,191

		Road & Rail — 1.4%
	750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23 (m)	769
		Burlington Northern Santa Fe LLC,
	1,298	4.100%, 06/01/21 (m)	1,412
	2,190	4.150%, 04/01/45	2,092
	2,080	4.450%, 03/15/43 (m)	2,121
	4,610	4.900%, 04/01/44	5,008
	2,250	CSX Corp., 3.950%, 05/01/50	2,080
		Hertz Corp. (The),
	750	5.875%, 10/15/20 (m)	766
	1,000	6.250%, 10/15/22 (m)	1,028
	500	7.375%, 01/15/21 (m)	523
	1,580	Norfolk Southern Corp., 4.800%, 08/15/43 (m)	1,707
	6,860	Ryder System, Inc., 2.650%, 03/02/20	6,923

			24,429

		Trading Companies & Distributors — 0.8%
	2,450	Air Lease Corp., 3.375%, 01/15/19 (m)	2,511

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Trading Companies & Distributors — continued
	1,130	GATX Corp., 3.250%, 03/30/25	1,094
		International Lease Finance Corp.,
	6,549	3.875%, 04/15/18 (m)	6,704
	1,000	5.875%, 04/01/19 (m)	1,094
		United Rentals North America, Inc.,
	500	7.375%, 05/15/20 (m)	539
	750	7.625%, 04/15/22 (m)	819

			12,761

		Transportation Infrastructure — 0.2%
		HPHT Finance 15 Ltd., (Cayman Islands),
	2,860	2.250%, 03/17/18 (e)	2,867
	275	2.875%, 03/17/20 (e)	278

			3,145

		Total Industrials	87,096

		Information Technology — 3.7%
		Communications Equipment — 0.5%
	500	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	500
		Cisco Systems, Inc.,
	1,020	3.625%, 03/04/24	1,070
	2,880	5.500%, 01/15/40 (m)	3,369
		Harris Corp.,
	890	2.700%, 04/27/20	892
	1,100	3.832%, 04/27/25	1,102
	2,070	5.054%, 04/27/45	2,057

			8,990

		Electronic Equipment, Instruments & Components — 0.1%
	1,250	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	1,356

		IT Services — 0.8%
		First Data Corp.,
	649	6.750%, 11/01/20 (e) (m)	693
	2,250	8.750% (cash), 01/15/22 (e) (m) (v)	2,407
		International Business Machines Corp.,
	9,135	3.375%, 08/01/23 (m)	9,340
	355	3.625%, 02/12/24	368
	500	SunGard Data Systems, Inc., 7.625%, 11/15/20 (m)	529

			13,337

		Semiconductors & Semiconductor Equipment — 0.2%
	235	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	240
		Micron Technology, Inc.,
	1,000	5.250%, 08/01/23 (e)	1,000
	500	5.875%, 02/15/22	525
	750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e) (m)	799

			2,564

		Software — 1.2%
	1,500	Audatex North America, Inc., 6.000%, 06/15/21 (e) (m)	1,565
		Microsoft Corp.,
	1,790	2.375%, 02/12/22	1,772
	1,315	3.500%, 11/15/42 (m)	1,180
	8,210	3.750%, 02/12/45	7,558
		Oracle Corp.,
	1,645	2.500%, 05/15/22	1,623
	6,930	4.500%, 07/08/44	7,080

			20,778

		Technology Hardware, Storage & Peripherals — 0.9%
		Apple, Inc.,
	4,510	2.150%, 02/09/22	4,404
	3,330	2.700%, 05/13/22	3,358
	4,600	3.450%, 02/09/45	4,013
	4,290	3.850%, 05/04/43 (m)	4,030

			15,805

		Total Information Technology	62,830

		Materials — 3.3%
		Chemicals — 0.6%
	750	Ashland, Inc., 4.750%, 08/15/22 (m)	765
		CF Industries, Inc.,
	520	4.950%, 06/01/43 (m)	502
	600	5.375%, 03/15/44	620
	2,690	Dow Chemical Co. (The), 4.625%, 10/01/44	2,605
	750	Hexion, Inc., 6.625%, 04/15/20 (m)	707
	500	Huntsman International LLC, 4.875%, 11/15/20 (m)	507
	3,775	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	3,815

			9,521

		Construction Materials — 0.1%
EUR	1,900	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20 (m)	2,462

		Containers & Packaging — 0.2%
	950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	1,017

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Containers & Packaging — continued
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	1,000	5.750%, 10/15/20 (m)	1,041
	1,000	9.000%, 04/15/19 (m)	1,040

			3,098

		Metals & Mining — 2.3%
	1,676	Allegheny Technologies, Inc., 6.375%, 08/15/23 (m)	1,751
	1,810	ArcelorMittal, (Luxembourg), 5.250%, 02/25/17 (m)	1,887
	920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42 (m)	854
		BHP Billiton Finance USA Ltd., (Australia),
	3,650	3.850%, 09/30/23 (m)	3,844
	1,735	5.000%, 09/30/43 (m)	1,877
		Freeport-McMoRan, Inc.,
	965	3.875%, 03/15/23 (m)	908
	4,870	4.550%, 11/14/24	4,669
	3,959	5.450%, 03/15/43 (m)	3,451
		Glencore Finance Canada Ltd., (Canada),
	1,065	4.250%, 10/25/22 (e) (m)	1,086
	915	5.550%, 10/25/42 (e) (m)	919
		Glencore Funding LLC,
	2,835	2.125%, 04/16/18 (e)	2,829
	2,300	4.000%, 04/16/25 (e)	2,218
	3,575	4.625%, 04/29/24 (e)	3,686
	1,333	Nucor Corp., 5.200%, 08/01/43 (m)	1,425
	2,290	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22 (m)	2,267
	2,305	Teck Resources Ltd., (Canada), 3.750%, 02/01/23 (m)	2,079
	4,755	Vale S.A., (Brazil), 5.625%, 09/11/42 (m)	4,155

			39,905

		Oil, Gas & Consumable Fuels — 0.1%
	1,440	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 2.450%, 05/01/20 (e)	1,453

		Total Materials	56,439

		Telecommunication Services — 5.9%
		Diversified Telecommunication Services — 5.3%
EUR	1,600	Altice Financing S.A., (Luxembourg), Reg. S, 5.250%, 02/15/23	1,828
		AT&T, Inc.,
	2,330	1.700%, 06/01/17 (m)	2,343
	6,755	3.000%, 06/30/22	6,651
	3,845	3.400%, 05/15/25	3,740
	5,055	4.300%, 12/15/42 (m)	4,559
	930	4.450%, 05/15/21 (m)	1,001
	8,025	4.800%, 06/15/44	7,643
	635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	644
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	750	5.250%, 03/15/21	763
	750	6.625%, 01/31/22 (m)	798
	750	7.375%, 06/01/20 (m)	799
		CenturyLink, Inc.,
	250	Series T, 5.800%, 03/15/22 (m)	256
	750	Series W, 6.750%, 12/01/23	801
	400	GCI, Inc., 6.750%, 06/01/21 (m)	409
		Intelsat Jackson Holdings S.A., (Luxembourg),
	1,000	5.500%, 08/01/23 (m)	918
	1,750	7.250%, 10/15/20 (m)	1,774
		Level 3 Financing, Inc.,
	1,000	5.625%, 02/01/23 (e)	1,033
	500	8.625%, 07/15/20 (m)	539
	1,525	Orange S.A., (France), 5.500%, 02/06/44	1,700
	540	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	542
	850	Sprint Capital Corp., 8.750%, 03/15/32 (m)	867
	1,300	Telefonica Emisiones S.A.U., (Spain), 4.570%, 04/27/23 (m)	1,403
	675	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e) (m)	736
		Verizon Communications, Inc.,
	480	2.450%, 11/01/22 (m)	459
	2,000	2.625%, 02/21/20	2,017
	12,815	3.500%, 11/01/24	12,843
	4,540	3.850%, 11/01/42 (m)	3,880
	4,016	4.272%, 01/15/36 (e)	3,742
	4,985	4.500%, 09/15/20 (m)	5,437
	1,394	4.522%, 09/15/48 (e)	1,274
	12,575	4.862%, 08/21/46	12,135
	675	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e) (m)	707
EUR	1,800	Wind Acquisition Finance S.A., (Luxembourg), Reg. S, 4.000%, 07/15/20	2,005
	2,000	Windstream Services LLC, 7.750%, 10/01/21 (m)	1,890

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
1,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23 (e)	1,007

		89,143

	Wireless Telecommunication Services — 0.6%
3,790	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,806
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e) (m)	458
	Sprint Corp.,
1,000	7.625%, 02/15/25	981
1,250	7.875%, 09/15/23	1,271
500	T-Mobile USA, Inc., 6.731%, 04/28/22 (m)	533
3,995	Vodafone Group plc, (United Kingdom), 4.375%, 02/19/43 (m)	3,505

		10,554

	Total Telecommunication Services	99,697

	Utilities — 9.2%
	Electric Utilities — 5.8%
	Alabama Power Co.,
1,845	3.750%, 03/01/45	1,748
600	4.150%, 08/15/44	610
	Baltimore Gas & Electric Co.,
2,935	2.800%, 08/15/22 (m)	2,954
2,045	3.350%, 07/01/23 (m)	2,124
	Duke Energy Corp.,
4,715	3.050%, 08/15/22 (m)	4,771
3,300	3.750%, 04/15/24	3,450
3,000	3.950%, 10/15/23 (m)	3,188
3,925	5.050%, 09/15/19 (m)	4,397
4,420	Duke Energy Progress, Inc., 4.150%, 12/01/44	4,505
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,248
1,650	Enel S.p.A., (Italy), VAR, 8.750%, 09/24/73 (e) (m)	1,964
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23 (m)	2,009
2,470	Eversource Energy, Series H, 3.150%, 01/15/25	2,454
1,380	FirstEnergy Solutions Corp., 6.800%, 08/15/39 (m)	1,450
	FirstEnergy Transmission LLC,
4,500	4.350%, 01/15/25 (e)	4,715
485	5.450%, 07/15/44 (e)	524
1,565	Florida Power & Light Co., 4.050%, 10/01/44	1,574
	ITC Holdings Corp.,
2,010	3.650%, 06/15/24	2,049
1,794	6.050%, 01/31/18 (e) (m)	1,987
1,355	Kansas City, Gas & Electric Co., 4.300%, 07/15/44 (e)	1,418
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	829
2,262	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42 (m)	2,165
710	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	732
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,416
	Oncor Electric Delivery Co. LLC,
1,645	2.150%, 06/01/19	1,652
995	2.950%, 04/01/25 (e)	979
	Pacific Gas & Electric Co.,
3,155	3.400%, 08/15/24	3,233
4,085	4.300%, 03/15/45	4,128
1,090	4.750%, 02/15/44	1,159
4,235	PacifiCorp, 2.950%, 02/01/22 (m)	4,319
	PPL Capital Funding, Inc.,
7,400	3.500%, 12/01/22 (m)	7,566
35	4.200%, 06/15/22 (m)	37
750	4.700%, 06/01/43 (m)	794
5,185	Series A, VAR, 6.700%, 03/30/67 (m)	4,766
	Southern California Edison Co.,
2,170	Series B, 2.400%, 02/01/22	2,152
2,930	Series C, 3.600%, 02/01/45	2,734
4,785	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	4,422
1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	1,998
	Xcel Energy, Inc.,
2,830	3.300%, 06/01/25	2,839
1,955	4.700%, 05/15/20 (m)	2,152

		99,211

	Gas Utilities — 0.4%
	DCP Midstream Operating LP,
1,990	2.700%, 04/01/19	1,889
861	3.875%, 03/15/23 (m)	823
	Dominion Gas Holdings LLC,
1,035	2.500%, 12/15/19	1,053
595	3.600%, 12/15/24	616

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Gas Utilities — continued
	1,850	4.600%, 12/15/44	1,857

			6,238

		Independent Power & Renewable Electricity Producers — 0.5%
	1,000	Dynegy, Inc., 7.375%, 11/01/22 (e)	1,065
	1,085	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,101
		Oglethorpe Power Corp.,
	700	4.550%, 06/01/44	722
	630	5.375%, 11/01/40 (m)	729
		Southern Power Co.,
	1,690	5.150%, 09/15/41 (m)	1,832
	385	5.250%, 07/15/43 (m)	430
	2,000	Tri-State Generation & Transmission Association, Inc., 4.700%, 11/01/44 (e)	2,092

			7,971

		Multi-Utilities — 2.5%
		Berkshire Hathaway Energy Co.,
	1,545	3.500%, 02/01/25	1,571
	4,945	4.500%, 02/01/45	5,053
	905	5.150%, 11/15/43	1,016
		Consolidated Edison Co. of New York, Inc.,
	2,065	3.300%, 12/01/24	2,123
	3,290	4.625%, 12/01/54	3,380
		Dominion Resources, Inc.,
	1,050	4.450%, 03/15/21 (m)	1,152
	4,175	4.700%, 12/01/44	4,322
EUR	1,000	NGG Finance plc, (United Kingdom), Reg. S, VAR, 4.250%, 06/18/76 (m)	1,191
		NiSource Finance Corp.,
	4,330	4.800%, 02/15/44 (m)	4,603
	665	5.250%, 02/15/43 (m)	742
	1,250	NorthWestern Corp., 4.176%, 11/15/44	1,286
		Puget Sound Energy, Inc.,
	2,010	4.300%, 05/20/45	2,043
	3,130	Series A, VAR, 6.974%, 06/01/67 (m)	2,974
		Sempra Energy,
	830	2.400%, 03/15/20	835
	4,864	2.875%, 10/01/22 (m)	4,833
	5,255	3.550%, 06/15/24	5,384

			42,508

		Total Utilities	155,928

		Total Corporate Bonds (Cost $1,541,562)	1,535,089

	Preferred Securities — 7.0% (x)
		Financials — 6.7%
		Banks — 3.1%
	5,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	5,435
		Bank of America Corp.,
	5,805	Series AA, VAR, 6.100%, 03/17/25	5,860
	7,000	Series K, VAR, 8.000%, 01/30/18 (m)	7,455
		Citigroup, Inc.,
	2,500	Series N, VAR, 5.800%, 11/15/19	2,519
	7,460	Series O, VAR, 5.875%, 03/27/20	7,516
	4,050	Series P, VAR, 5.950%, 05/15/25	3,989
GBP	1,300	Credit Agricole S.A., (France), VAR, 8.125%, 10/26/19 (m)	2,284
EUR	950	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	1,067
	4,835	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 03/30/25	4,932
EUR	3,850	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	4,231
		Lloyds Banking Group plc, (United Kingdom),
EUR	1,200	VAR, 6.375%, 06/27/20	1,399
	2,765	VAR, 7.500%, 06/27/24	2,941
	1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23 (m)	1,289
	1,779	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,870

			52,787

		Capital Markets — 2.1%
	7,975	Bank of New York Mellon Corp. (The), Series E, VAR, 4.950%, 06/20/20	7,975
	1,800	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	1,915
		Goldman Sachs Group, Inc. (The),
	4,500	Series L, VAR, 5.700%, 05/10/19	4,549
	5,950	Series M, VAR, 5.375%, 05/10/20	5,935
		Morgan Stanley,
	5,480	Series H, VAR, 5.450%, 07/15/19	5,494
	3,890	Series J, VAR, 5.550%, 07/15/20	3,904

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Preferred Securities — continued
		Capital Markets — continued
	5,195	State Street Corp., Series F, VAR, 5.250%, 09/15/20	5,254
EUR	500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17 (m)	619

			35,645

		Consumer Finance — 0.5%
	8,255	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	8,265

		Diversified Financial Services — 0.5%
	2,500	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22 (m)	2,793
GBP	850	HBOS Capital Funding LP, (United Kingdom), Reg. S, VAR, 6.461%, 11/30/18 (m)	1,397
GBP	3,050	Nationwide Building Society, (United Kingdom), Reg. S, VAR, 6.875%, 06/20/19	4,708

			8,898

		Insurance — 0.5%
	7,804	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	7,814
	630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	651

			8,465

		Total Financials	114,060

		Telecommunication Services — 0.3%
		Wireless Telecommunication Services — 0.3%
		Telefonica Europe B.V., (Netherlands),
EUR	800	VAR, 4.200%, 12/04/19	915
EUR	1,300	VAR, 6.500%, 09/18/18 (m)	1,590
EUR	1,700	VAR, 7.625%, 09/18/21 (m)	2,247

		Total Telecommunication Services	4,752

		Total Preferred Securities (Cost $120,043)	118,812

	Short-Term Investments — 3.3%
		U.S. Treasury Obligations — 0.5%
		U.S. Treasury Bills,
	2,495	0.028%, 06/04/15 (m) (n)	2,495
	4,680	0.064%, 11/12/15 (k) (m) (n)	4,679

		Total U.S. Treasury Obligations	7,174

SHARES
		Investment Company — 2.8%
	48,098	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m)	48,098

		Total Short-Term Investments (Cost $55,272)	55,272

		Total Investments — 100.8% (Cost $1,716,877)	1,709,173
		Liabilities in Excess of Other Assets — (0.8)% (c)	(13,283)

		NET ASSETS — 100.0%	$1,695,890

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,093	U.S. Long Bond	09/21/15	170,098	1,604
602	2 Year U.S. Treasury Note	09/30/15	131,753	215
99	5 Year U.S. Treasury Note	09/30/15	11,853	44
	Short Futures Outstanding
(62)	Euro Bobl	06/08/15	(8,774)	23
(77)	Euro Bund	06/08/15	(13,145)	232
(1,479)	10 Year U.S. Treasury Note	09/21/15	(188,850)	(829)
(701)	U.S. Ultra Bond	09/21/15	(112,357)	(1,091)
(34)	Long Gilt	09/28/15	(6,121)	(67)

				131

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
503	EUR	Citibank, N.A.	06/17/15	565	552	(13)
129	EUR	Goldman Sachs International	06/17/15	142	142	– (h)
36	EUR	Royal Bank of Canada	06/17/15	42	40	(2)

95	GBP	Goldman Sachs International	06/17/15	146	144	(2)
44	GBP	State Street Corp.	06/17/15	67	67	– (h)

				962	945	(17)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
46,637	EUR	Goldman Sachs International	06/17/15	52,324	51,232	1,092
143	EUR	Royal Bank of Canada	06/17/15	163	157	6

47	GBP	Deutsche Bank AG	06/17/15	74	72	2
9,597	GBP	HSBC Bank, N.A.	06/17/15	14,796	14,667	129

				67,357	66,128	1,229

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	13,856
Aggregate gross unrealized depreciation	(21,560)

Net unrealized appreciation/depreciation	(7,704)

Federal income tax cost of investments	1,716,877

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$133,754	$—	$133,754
Consumer Staples	—	76,846	—	76,846
Energy	—	164,193	—	164,193
Financials	—	544,441	—	544,441
Health Care	—	153,865	—	153,865
Industrials	—	78,651	8,445	87,096

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Information Technology	$—	$62,830	$—		$62,830
Materials	—	56,439	—		56,439
Telecommunication Services	—	99,697	—		99,697
Utilities	—	155,928	—		155,928

Total Corporate Bonds	—	1,526,644	8,445		1,535,089

Preferred Securities
Financials	—	114,060	—		114,060
Telecommunication Services	—	4,752	—		4,752

Total Preferred Securities	—	118,812	—		118,812

Short-Term Investments
U.S. Treasury Obligations	—	7,174	—		7,174
Investment Company	48,098	—	—		48,098

Total Investments in Securities	$48,098	$1,652,630	$8,445	*	$1,709,173

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,229	$—		$1,229
Futures Contracts	2,118	—	—		2,118

Total Appreciation in Other Financial Instruments	$2,118	$1,229	$—		$3,347

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(17)	$—		$(17)
Futures Contracts	(1,987)	—	—		(1,987)

Total Depreciation in Other Financial Instruments	$(1,987)	$(17)	$—		$(2,004)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

*	Level 3 investments are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $8,445,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Corporate Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Corporate Bonds - Industrials	$4,911	$—	$(94)	$(5)	$3,655	$(22)	$—	$—	$8,445

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(94,000).

B. Derivatives — The Fund uses instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — 32.2%
350	BNP Paribas, VAR, 0.481%, 01/06/16	350
300	China Construction Bank Corp., 0.690%, 08/03/15	301
250	Credit Industriel et Commercial, 0.500%, 08/14/15 (m)	250
250	Credit Suisse, 0.560%, 08/27/15	250
200	National Australia Bank Ltd., (Australia), 09/09/15	200
250	Natixis S.A., 0.540%, 08/21/15 (m)	250
300	Norinchukin Bank, 0.250%, 07/29/15	300
250	Skandinaviska Enskilda Banken AB, VAR, 0.591%, 01/04/16	250
250	State Street Bank & Trust Co., VAR, 0.330%, 11/12/15	250
300	Sumitomo Mitsui Banking Corp., (Japan), VAR, 0.338%, 10/16/15	300
300	Sumitomo Mitsui Trust Bank, (Japan), 0.350%, 10/15/15	300
250	Wells Fargo Bank N.A., VAR, 0.294%, 09/09/15	250

	Total Certificates of Deposit (Cost $3,250)	3,251

Commercial Paper — 53.0% (n)
250	ABN Amro Funding USA LLC, 0.301%, 08/04/15 (e)	250
300	Agricultural Bank of China, 0.191%, 06/02/15 (e)	300
300	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 0.420%, 05/27/19 (e)	300
350	Banque et Caisse d’Epargne de l’Etat, (Luxembourg), 0.316%, 08/31/15 (n)	350
400	Barton Capital LLC, 0.110%, 06/01/15 (e)	400
250	Coca-Cola Co. (The), 0.250%, 07/13/15 (e)	250
200	Dealers Capital Access Trust, Inc., 0.248%, 06/05/15	200
300	Intercontinental Exchange, Inc., 0.150%, 06/02/15 (e)	300
300	Kells Funding LLC, 0.320%, 09/21/15 (e)	300
250	LMA Americas LLC, 0.249%, 06/04/15 (e)	250
250	Macquarie Bank Ltd., (Australia), 0.504%, 06/12/15 (e) (m)	250
250	National Bank of Canada, (Canada), 0.330%, 10/23/15 (e)	249
300	Newport Funding Corp., 0.251%, 06/02/15 (e)	300
400	Nieuw Amsterdam Receivables Corp., 0.301%, 08/10/15 (e)	400
300	Private Export Funding Corp., 0.351%, 01/13/16 (e)	299
394	Starbird Funding Corp., 0.100%, 06/01/15 (e)	394
250	Suncorp-Metway Ltd., (Australia), 0.320%, 06/24/15 (e)	250
300	Westpac Banking Corp., (Australia), 0.331%, 08/21/15 (e) (m)	300

	Total Commercial Paper (Cost $5,342)	5,342

Corporate Bonds — 8.9%
	Financials — 8.9%
	Banks — 8.9%
250	Bank of Nova Scotia (The), (Canada), 0.750%, 10/09/15	250
300	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), VAR, 0.732%, 02/26/16 (e)	300
350	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 2.125%, 10/13/15	352

	Total Corporate Bonds (Cost $903)	902

Repurchase Agreements — 3.5%
100	Merrill Lynch PFS, Inc., 0.560%, dated 05/29/15, due 06/01/15, repurchase price $100, collateralized by Corporate Notes and Bonds, 0.479%, due 09/10/46, with value $108.	100
250	Merrill Lynch PFS, Inc., 0.760%, dated 05/29/15, due 11/05/15, repurchase price $250, collateralized by Corporate Notes and Bonds, 0.479%, due 09/10/46, with value $270. (i)	250

	Total Repurchase Agreements (Cost $350)	350

U.S. Treasury Obligation — 2.5%
250	U.S. Treasury Note, 0.375%, 01/15/16 (m) (Cost $250)	250

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 0.0% (g)
1	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $1)	1

	Total Investments — 100.1% (Cost $10,096)	10,096
	Liabilities in Excess of Other Assets — (0.1)%	(13)

	NET ASSETS — 100.0%	$10,083

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1
Aggregate gross unrealized depreciation	(1)

Net unrealized appreciation/depreciation	$—

Federal income tax cost of investments	$10,096

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Certificates of Deposit	$—	$3,251	$—		$3,251
Commercial Paper	—	5,342	—		5,342
Corporate Bonds
Financials	—	902	—		902

Repurchase Agreements	—	100	250		350
U.S. Treasury Obligations	—	250	—		250
Short-Term Investment
Investment Company	1	—	—		1

Total Investments in Securities	$1	$9,845	$250	*	$10,096

*	Level 3 investments are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $250,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Repurchase Agreement	$250	$—	$—	$—	$—	$—	$—	$—	$250

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $0.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 31.4%
450,000	Chiba Bank Ltd., 0.150%, 06/03/15	450,000
450,000	China Construction Bank Corp., 0.160%, 06/03/15	450,000
450,000	DNB Bank ASA, 0.120%, 06/02/15 (m)	450,000
450,000	KBC Bank N.V., 0.120%, 06/03/15	450,000
450,000	Shizuoka Bank, 0.200%, 06/05/15	450,000
	Sumitomo Mitsui Trust Bank Ltd.,
150,000	0.120%, 06/05/15	150,000
270,000	0.130%, 06/04/15	270,000
475,000	Swedbank AB, 0.130%, 06/02/15	475,000

	Total Certificates of Deposit (Cost $3,145,000)	3,145,000

Commercial Paper — 13.5% (n)
450,000	Natixis, 0.130%, 06/02/15 (m)	449,998
450,000	Societe Generale S.A., 0.150%, 06/01/15 (e) (m)	450,000
450,000	UBS Finance Delaware LLC, 0.100%, 06/05/15	449,995

	Total Commercial Paper (Cost $1,349,993)	1,349,993

Repurchase Agreement — 10.3%
1,029,000	Merrill Lynch PFS, Inc., 0.100%, dated 05/29/15, due 06/01/15, repurchase price $1,029,009, collateralized by Government National Mortgage Association, 0.000%, due 01/25/48, with a value of $1,059,870. (Cost $1,029,000)	1,029,000

Time Deposits — 45.3%
450,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 06/01/15	450,000
450,000	Citibank N.A., 0.140%, 06/03/15	450,000
450,000	Credit Agricole Corporate and Investment Bank, 0.080%, 06/01/15	450,000
450,000	Credit Industriel et Commercial, 0.100%, 06/01/15	450,000
450,000	ING Bank N.V., 0.130%, 06/01/15	450,000
475,000	National Australia Bank Ltd., 0.100%, 06/01/15	475,000
425,000	Rabobank Nederland N.V., 0.140%, 06/05/15	425,000
470,000	Skandinaviska Enskilda Banken AB, 0.100%, 06/05/15	470,000
475,000	Standard Chartered plc, 0.070%, 06/01/15	475,000
450,000	Svenska Handelsbanken AB, 0.060%, 06/01/15	450,000

	Total Time Deposits (Cost $4,545,000)	4,545,000

	Total Investments — 100.5% (Cost $10,068,993)*	10,068,993
	Liabilities in Excess of Other Assets — (0.5)%	(50,190)

	NET ASSETS — 100.0%	$10,018,803

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of reverse repurchase agreements, TBAs, when-issued securities and delayed delivery securities.
(n)	—	The rate shown is the effective yield at the date of purchase
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,068,993	$—	$10,068,993

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 90.1%
	Argentina — 1.6%
	YPF S.A.,
1,130	8.500%, 07/28/25 (e)	1,153
2,280	8.750%, 04/04/24 (e)	2,354

		3,507

	Austria — 0.3%
590	JBS Investments GmbH, Reg. S, 7.750%, 10/28/20	653

	Azerbaijan — 0.5%
1,160	International Bank of Azerbaijan OJSC, Reg. S, 5.625%, 06/11/19	1,131

	Bermuda — 2.0%
360	China Oil & Gas Group Ltd., 5.000%, 05/07/20	360
730	Digicel Group Ltd., Reg. S, 8.250%, 09/30/20	757
	Digicel Ltd.,
200	6.750%, 03/01/23 (e)	199
320	Reg. S, 6.000%, 04/15/21	314
1,190	Inkia Energy Ltd., Reg. S, 8.375%, 04/04/21 (m)	1,262
1,160	Kunlun Energy Co., Ltd., 2.875%, 05/13/20 (e)	1,157
280	Shenzhen International Holdings Ltd., Reg. S, 4.375%, 04/20/17 (m)	289

		4,338

	Brazil — 1.6%
970	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20 (m)	1,007
200	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22 (m)	208
2,260	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41 (m)	2,313

		3,528

	Canada — 1.0%
	Pacific Rubiales Energy Corp.,
2,400	5.625%, 01/19/25 (e)	1,921
500	Reg. S, 5.125%, 03/28/23	397

		2,318

	Cayman Islands — 14.6%
	Agromercantil Senior Trust,
870	6.250%, 04/10/19 (e)	905
520	AKCB Finance Ltd., Reg. S, 3.250%, 10/22/18	533
	Alliance Global Group, Inc.,
570	6.500%, 08/18/17 (m)	606
1,400	Alpha Star Holding Ltd., Reg. S, 4.970%, 04/09/19	1,328
1,590	Amber Circle Funding Ltd., Reg. S, 3.250%, 12/04/22	1,595
500	Banco Continental S.A. Via Continental Senior Trustees II Cayman Ltd., Reg. S, 5.750%, 01/18/17 (m)	527
1,120	China Overseas Finance Cayman III Ltd., Reg. S, 6.375%, 10/29/43	1,229
	Comcel Trust Via Comunicaciones Celulares S.A.,
1,510	6.875%, 02/06/24 (e)	1,627
	Country Garden Holdings Co., Ltd.,
840	Reg. S, 7.250%, 04/04/21	848
320	Reg. S, 7.500%, 01/10/23	321
370	DIP Sukuk Ltd., Reg. S, 4.291%, 02/20/19	379
330	Emaar Sukuk Ltd., Reg. S, 6.400%, 07/18/19	374
810	EMG Sukuk Ltd., Reg. S, 4.564%, 06/18/24	851
910	ENN Energy Holdings Ltd., Reg. S, 3.250%, 10/23/19	905
790	HPHT Finance 15 Ltd., 2.875%, 03/17/20 (e)	797
530	Hutchison Whampoa International 14 Ltd., Reg. S, 3.625%, 10/31/24	539
450	Industrial Senior Trust, Reg. S, 5.500%, 11/01/22	440
1,110	Jafz Sukuk Ltd., Reg. S, 7.000%, 06/19/19 (m)	1,274
	Kuwait Projects Co.,
670	9.375%, 07/15/20 (m)	859
440	Reg. S, 4.800%, 02/05/19	466
430	KWG Property Holding Ltd., 8.250%, 08/05/19	431
1,630	Lamar Funding Ltd., 3.958%, 05/07/25 (e)	1,634
960	MAF Global Securities Ltd., Reg. S, 5.250%, 07/05/19 (m)	1,049
	MCE Finance Ltd.,
1,950	Reg. S, 5.000%, 02/15/21	1,877
1,851	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	1,656
540	Rakfunding Cayman Ltd., Reg. S, 3.250%, 06/24/19	545
	Semiconductor Manufacturing International Corp.,
1,150	4.125%, 10/07/19 (e)	1,160

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Cayman Islands — continued
	Shimao Property Holdings Ltd.,
200	8.125%, 01/22/21	210
1,550	8.375%, 02/10/22	1,622
200	Reg. S, 6.625%, 01/14/20	202
670	Shui On Development Holding Ltd., 8.700%, 11/24/17	677
260	Sino MTN Ltd., Reg. S, 3.250%, 09/21/17	266
640	Suzano Trading Ltd., Reg. S, 5.875%, 01/23/21 (m)	670
	Tencent Holdings Ltd.,
940	3.375%, 05/02/19 (e)	967
420	Reg. S, 3.800%, 02/11/25	422
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	201
200	Tingyi Cayman Islands Holding Corp., Reg. S, 3.875%, 06/20/17 (m)	207
1,908	Vale Overseas Ltd., 6.875%, 11/21/36 (m)	1,886

		32,085

	Chile — 5.8%
17	AES Gener S.A., Reg. S, 5.250%, 08/15/21 (m)	18
480	Banco Santander Chile, Reg. S, 3.875%, 09/20/22	489
960	Celulosa Arauco y Constitucion S.A., 4.500%, 08/01/24	1,000
	Cencosud S.A.,
990	5.150%, 02/12/25 (e)	1,002
550	Reg. S, 6.625%, 02/12/45	534
440	Colbun S.A., Reg. S, 4.500%, 07/10/24	447
940	Corp. Nacional del Cobre de Chile, 4.875%, 11/04/44 (e)	947
	E.CL S.A.,
970	4.500%, 01/29/25 (e)	1,004
220	Reg. S, 5.625%, 01/15/21 (m)	242
900	Embotelladora Andina S.A., Reg. S, 5.000%, 10/01/23	979
	Empresa Electrica Angamos S.A.,
1,888	4.875%, 05/25/29 (e)	1,886
960	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	947
	ENTEL Chile S.A.,
1,550	4.750%, 08/01/26 (e)	1,554
930	Reg. S, 4.875%, 10/30/24	951
	Sociedad Quimica y Minera de Chile S.A.,
510	Reg. S, 4.375%, 01/28/25	495
200	Reg. S, 5.500%, 04/21/20 (m)	210

		12,705

	China — 1.2%
1,280	Bank of China Ltd., Reg. S, 5.000%, 11/13/24	1,324
600	China Uranium Development Co., Ltd., Reg. S, 3.500%, 10/08/18	618
660	Industrial & Commercial Bank of China Macau Ltd., VAR, 3.875%, 09/10/24	672

		2,614

	Colombia — 0.8%
1,040	Banco de Bogota S.A., Reg. S, 5.375%, 02/19/23	1,075
660	Banco GNB Sudameris S.A., Reg. S, 3.875%, 05/02/18	648

		1,723

	Croatia — 0.1%
200	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	209

	Hong Kong — 3.1%
680	AIA Group Ltd., Reg. S, 4.875%, 03/11/44	743
	Bank of East Asia Ltd. (The),
560	2.375%, 04/24/17	566
1,430	VAR, 4.250%, 11/20/24	1,439
210	Bright Food, Reg. S, 3.000%, 05/21/18	212
510	Bright Food Hong Kong Ltd., Reg. S, 3.000%, 05/21/18	513
	CITIC Pacific Ltd.,
1,340	Reg. S, 6.375%, 04/10/20	1,521
680	Reg. S, 6.800%, 01/17/23	799
960	Hero Asia Investment Ltd., 2.875%, 10/03/17	965

		6,758

	India — 6.1%
1,400	Axis Bank Ltd., Reg. S, 3.250%, 05/21/20	1,406
	Bharat Petroleum Corp., Ltd.,
1,010	Reg. S, 4.625%, 10/25/22	1,054
	Export-Import Bank of India,
430	Reg. S, 3.875%, 10/02/19	449
1,250	Reg. S, 4.000%, 01/14/23	1,275
	ICICI Bank Ltd.,
270	Reg. S, 3.500%, 03/18/20	276
900	Reg. S, 4.700%, 02/21/18	951
940	Reg. S, 5.750%, 11/16/20 (m)	1,054

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	India — continued
820	Indian Railway Finance Corp., Ltd., Reg. S, 3.917%, 02/26/19	851
	NTPC Ltd.,
580	Reg. S, 4.375%, 11/26/24	599
1,410	Reg. S, 4.750%, 10/03/22	1,497
1,640	ONGC Videsh Ltd., Reg. S, 3.250%, 07/15/19	1,658
1,090	Power Grid Corp. of India Ltd., Reg. S, 3.875%, 01/17/23	1,088
1,140	Tata Motors Ltd., 4.625%, 04/30/20	1,167

		13,325

	Indonesia — 0.9%
2,060	Bank Rakyat Indonesia Persero Tbk PT, Reg. S, 2.950%, 03/28/18	2,065

	Israel — 1.7%
1,520	Israel Chemicals Ltd., 4.500%, 12/02/24 (e)	1,560
	Israel Electric Corp., Ltd.,
1,320	Reg. S, 5.000%, 11/12/24 (e)	1,375
710	Reg. S, 6.875%, 06/21/23	830

		3,765

	Jersey — 0.4%
800	West China Cement Ltd., Reg. S, 6.500%, 09/11/19	800

	Kazakhstan — 0.7%
	KazMunayGas National Co. JSC,
990	6.000%, 11/07/44 (e)	844
480	Reg. S, 4.400%, 04/30/23	440
300	Samruk-Energy JSC, Reg. S, 3.750%, 12/20/17	291

		1,575

	Luxembourg — 3.0%
	Gazprom OAO Via Gaz Capital S.A.,
690	Reg. S, 3.850%, 02/06/20	645
790	Reg. S, 4.950%, 07/19/22	742
580	Reg. S, 9.250%, 04/23/19 (m)	654
	Millicom International Cellular S.A.,
840	6.000%, 03/15/25 (e)	848
990	6.625%, 10/15/21 (e)	1,057
590	Offshore Drilling Holding S.A., Reg. S, 8.625%, 09/20/20	531
	Severstal OAO Via Steel Capital S.A.,
2,090	Reg. S, 5.900%, 10/17/22	2,012

		6,489

	Malaysia — 0.3%
650	SSG Resources Ltd., Reg. S, 4.250%, 10/04/22	670

	Mexico — 8.5%
400	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	428
1,370	Alpek S.A.B. de C.V., 5.375%, 08/08/23 (e)	1,469
	BBVA Bancomer S.A.,
1,880	Reg. S, 6.750%, 09/30/22	2,135
900	Cemex SAB de C.V., Reg. S, 5.700%, 01/11/25	887
630	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42 (m)	655
220	El Puerto de Liverpool S.A.B. de C.V., 3.950%, 10/02/24 (e)	219
	Elementia S.A.B. de C.V.,
930	5.500%, 01/15/25 (e)	951
400	Empresas ICA S.A.B. de C.V., Reg. S, 8.875%, 05/29/24	345
1,210	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	1,258
2,530	Grupo Televisa S.A.B., 5.000%, 05/13/45	2,535
1,950	Mexichem S.A.B. de C.V., Reg. S, 5.875%, 09/17/44	1,893
	Mexico Generadora de Energia S de rl,
2,100	Reg. S, 5.500%, 12/06/32	2,105
	Petroleos Mexicanos,
1,616	5.625%, 01/23/46 (e)	1,588
1,920	Tenedora Nemak S.A. de C.V., Reg. S, 5.500%, 02/28/23	2,011
200	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	199

		18,678

	Morocco — 1.3%
	OCP S.A.,
890	4.500%, 10/22/25 (e)	868
940	5.625%, 04/25/24 (e)	1,002
950	Reg. S, 6.875%, 04/25/44	1,030

		2,900

	Netherlands — 5.6%
	Bharti Airtel International Netherlands B.V.,
EUR 530	3.375%, 05/20/21 (e)	624
1,420	Reg. S, 5.125%, 03/11/23	1,528
2,110	Listrindo Capital B.V., Reg. S, 6.950%, 02/21/19 (m)	2,213

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Netherlands — continued
	Lukoil International Finance B.V.,
200	Reg. S, 3.416%, 04/24/18	191
2,070	Reg. S, 4.563%, 04/24/23	1,863
2,800	Petrobras Global Finance B.V., 5.375%, 01/27/21 (m)	2,726
	VimpelCom Holdings B.V.,
1,920	Reg. S, 5.950%, 02/13/23	1,754
200	Reg. S, 7.504%, 03/01/22 (m)	199
1,100	VTR Finance B.V., Reg. S, 6.875%, 01/15/24	1,146

		12,244

	Panama — 1.2%
410	AES El Salvador Trust II, Reg. S, 6.750%, 03/28/23	390
	ENA Norte Trust,
924	Reg. S, 4.950%, 04/25/23	951
	Global Bank Corp.,
1,150	5.125%, 10/30/19 (e)	1,185
200	Reg. S, 4.750%, 10/05/17	205

		2,731

	Paraguay — 0.2%
200	Banco Continental SAECA, Reg. S, 8.875%, 10/15/17 (m)	209
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	162

		371

	Peru — 3.2%
	Alicorp SAA,
1,210	Reg. S, 3.875%, 03/20/23	1,186
	Banco de Credito del Peru,
370	Reg. S, 4.250%, 04/01/23	375
1,500	Reg. S, VAR, 6.125%, 04/24/27 (m)	1,622
886	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	943
420	Cementos Pacasmayo SAA, Reg. S, 4.500%, 02/08/23	405
220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	223
410	Ferreycorp SAA, Reg. S, 4.875%, 04/26/20	409
150	Minsur S.A., 6.250%, 02/07/24 (e)	166
1,620	Transportadora de Gas del Peru S.A., Reg. S, 4.250%, 04/30/28	1,628

		6,957

	Philippines — 0.3%
700	SM Investments Corp., Reg. S, 4.250%, 10/17/19	710

	Singapore — 2.1%
1,550	ABJA Investment Co., Pte Ltd., Reg. S, 5.950%, 07/31/24	1,567
620	BOC Aviation Pte Ltd., Reg. S, 2.875%, 10/10/17	627
820	DBS Bank Ltd., Reg. S, VAR, 3.625%, 09/21/22 (m)	848
210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	211
	United Overseas Bank Ltd.,
340	VAR, 2.875%, 10/17/22	345
950	VAR, 3.750%, 09/19/24	975

		4,573

	South Africa — 0.3%
670	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	645

	South Korea — 1.8%
210	Daegu Bank, Reg. S, 2.250%, 04/29/18	211
480	GS Caltex Corp., Reg. S, 3.250%, 10/01/18	492
	Korea Exchange Bank,
350	Reg. S, 2.000%, 04/02/18	349
380	Reg. S, 4.250%, 10/14/24	396
420	Korea Gas Corp., 3.875%, 02/12/24 (e)	449
730	KT Corp., Reg. S, 2.625%, 04/22/19	738
230	NongHyup Bank, 2.750%, 09/29/19 (e)	233
300	SK Broadband Co., Ltd., Reg. S, 2.875%, 10/29/18	308
700	Woori Bank, 4.750%, 04/30/24 (e)	739

		3,915

	Sri Lanka — 0.5%
	Bank of Ceylon,
200	Reg. S, 5.325%, 04/16/18	200
800	Reg. S, 6.875%, 05/03/17 (m)	823

		1,023

	Sweden — 0.4%
EUR 880	Orlen Capital AB, Reg. S, 2.500%, 06/30/21	995

	Thailand — 1.7%
200	Kasikornbank PCL, Reg. S, 3.000%, 03/20/18	204
390	PTT Global Chemical PCL, Reg. S, 4.250%, 09/19/22	406
	PTT PCL,
1,240	Reg. S, 3.375%, 10/25/22	1,230
1,270	Reg. S, 4.500%, 10/25/42	1,167

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Thailand — continued
	Siam Commercial Bank PCL,
650	3.500%, 04/07/19 (e)	670

		3,677

	Turkey — 4.8%
	Akbank TAS,
1,730	5.125%, 03/31/25 (e)	1,674
860	Reg. S, 5.000%, 10/24/22	860
1,560	Arcelik A.S., Reg. S, 5.000%, 04/03/23	1,488
430	KT Kira Sertifikalari Varlik Kiralama A.S., Reg. S, 5.162%, 06/26/19	446
1,910	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	1,908
	Turkiye Halk Bankasi A.S.,
210	4.750%, 02/11/21 (e)	207
460	Reg. S, 4.750%, 06/04/19	463
410	Reg. S, 4.875%, 07/19/17	423
	Turkiye Is Bankasi,
870	5.000%, 04/30/20 (e)	879
760	Reg. S, 5.500%, 04/21/19	788
1,530	Turkiye Sise ve Cam Fabrikalari A.S., Reg. S, 4.250%, 05/09/20	1,499

		10,635

	United Arab Emirates — 2.6%
920	DIFC Sukuk Ltd., Reg. S, 4.325%, 11/12/24	933
	Dolphin Energy Ltd.,
1,000	Reg. S, 5.500%, 12/15/21 (m)	1,146
1,700	DP World Ltd., Reg. S, 6.850%, 07/02/37 (m)	1,942
	Dubai Electricity & Water Authority,
540	Reg. S, 7.375%, 10/21/20 (m)	657
940	Emirates NBD PJSC, 3.250%, 11/19/19	952

		5,630

	United Kingdom — 7.5%
120	AngloGold Ashanti Holdings plc, 8.500%, 07/30/20	131
	Beijing Enterprises Water Capital Management Ltd.,
1,350	Reg. S, 4.625%, 05/06/18	1,391
1,670	China Cinda Finance 2015 I Ltd., 3.125%, 04/23/20 (e)	1,646
1,500	Double Rosy Ltd., 3.625%, 11/18/19	1,513
770	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	818
320	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21 (m)	357
1,110	Fresnillo plc, Reg. S, 5.500%, 11/13/23	1,196
	HLP Finance Ltd.,
200	Reg. S, 4.450%, 04/16/21	210
750	Reg. S, 4.750%, 06/25/22 (m)	787
1,030	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	1,096
440	Nan Fung Treasury Ltd., Reg. S, 4.500%, 09/20/22	456
700	NWD MTN Ltd., Reg. S, 5.250%, 02/26/21	748
2,070	PCCW-HKT Capital No. 5 Ltd., Reg. S, 3.750%, 03/08/23	2,096
590	Petra Diamonds U.S. Treasury plc, 8.250%, 05/31/20 (e)	603
200	Road King Infrastructure Finance 2012 Ltd., Reg. S, 9.875%, 09/18/17	212
630	Sino-Ocean Land Treasure Finance II Ltd., Reg. S, 4.450%, 02/04/20	640
700	Skyland Mining BVI Ltd., Reg. S, 3.500%, 07/17/17	707
200	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	199
	Vedanta Resources plc,
200	Reg. S, 6.000%, 01/31/19	187
290	Reg. S, 6.750%, 06/07/16 (m)	297
200	Reg. S, 7.125%, 05/31/23	183
1,030	Reg. S, 8.250%, 06/07/21 (m)	1,010

		16,483

	United States — 2.4%
	Cemex Finance LLC,
500	Reg. S, 6.000%, 04/01/24	505
670	Reg. S, 9.375%, 10/12/22	756
	Reliance Holding USA, Inc.,
870	Reg. S, 5.400%, 02/14/22 (m)	959
1,050	Reg. S, 6.250%, 10/19/40 (m)	1,193
	Southern Copper Corp.,
1,025	5.250%, 11/08/42	912
940	5.875%, 04/23/45	903

		5,228

	Total Corporate Bonds (Cost $196,175)	197,653

Foreign Government Securities — 1.5%
	Argentina — 0.1%
200	Provincia de Buenos Aires, 8.950%, 02/19/21 (e) (m)	209

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Russia — 1.2%
	Russian Federation,
600	Reg. S, 4.500%, 04/04/22 (m)	590
1,600	Reg. S, 4.875%, 09/16/23 (m)	1,592
400	Reg. S, 5.625%, 04/04/42 (m)	386

		2,568

	South Korea — 0.2%
470	Korea Land & Housing Corp., Reg. S, 1.875%, 08/02/17 (m)	472

	Total Foreign Government Securities (Cost $3,198)	3,249

Preferred Securities — 3.5% (x)
	Cayman Islands — 2.1%
1,560	ADIB Capital Invest 1 Ltd., VAR, 6.375%, 10/16/18	1,642
1,040	AHB Tier 1 Sukuk Ltd., VAR, 5.500%, 06/30/19	1,059
610	Emirates NBD Tier 1 Ltd., VAR, 5.750%, 05/30/19	611
220	Hutchison Whampoa International 12 Ltd., Reg. S, VAR, 6.000%, 05/07/17 (m)	234
990	MAF Global Securities Ltd., VAR, 7.125%, 10/29/18	1,070

		4,616

	Colombia — 0.8%
1,750	Colombia Telecomunicaciones S.A. ESP, VAR, 8.500%, 03/30/20 (e)	1,844

	United Arab Emirates — 0.2%
380	Burgan Tier 1 Financing Ltd., VAR, 7.250%, 09/30/19	381

	United Kingdom — 0.4%
900	Dianjian Haixing Ltd., VAR, 4.050%, 10/21/19	926

	Total Preferred Securities (Cost $7,672)	7,767

Supranational — 1.1%
1,330	Africa Finance Corp., 4.375%, 04/29/20 (e)	1,358
1,140	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 05/07/20 (e)	1,134

	Total Supranational (Cost $2,454)	2,492

U.S. Treasury Obligation — 0.2%
415	U.S. Treasury Note, 0.375%, 08/31/15 (k) (m) (Cost $415)	416

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
5,424	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $5,424)	5,424

	Total Investments — 98.9% (Cost $215,338)	217,001
	Other Assets in Excess of Liabilities — 1.1%	2,333

	NET ASSETS — 100.0%	$219,334

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
151	5 Year U.S. Treasury Note	09/30/15	18,079	67
	Short Futures Outstanding
(53)	10 Year U.S. Treasury Note	09/21/15	(6,767)	(31)
(57)	U.S. Long Bond	09/21/15	(8,871)	(72)
(14)	2 Year U.S. Treasury Note	09/30/15	(3,064)	(5)

				(41)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
97	EUR	Citibank, N.A.	06/30/15	110	107	(3)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,134	EUR	Citibank, N.A.	06/30/15	1,203	1,245	(42)
379	EUR	Goldman Sachs International	06/30/15	411	417	(6)

				1,614	1,662	(48)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF May 31, 2015 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Citibank, N.A.:
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/20	2.281%	100	6	(7)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/20	2.281	100	6	(6)
Federative Republic of Brazil., 4.250%, 01/07/25	1.000% quarterly	06/20/20	2.342	3,500	212	(234)

					224	(247)

Bank of America N.A.:
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/20	2.281	100	6	(6)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,943
Aggregate gross unrealized depreciation	(1,280)

Net unrealized appreciation/depreciation	1,663

Federal income tax cost of investments	215,338

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	5,424	211,577	—	217,001

Appreciation in Other Financial Instruments
Futures Contracts	67	—	—	67

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(51)	—	(51)
Futures Contracts	(108)	—	—	(108)
Swaps	—	(25)	—	(25)

Total Depreciation in Other Financial Instruments	(108)	(76)	—	(184)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country or industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

A. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 15.2%
	Argentina — 0.2%
2,780	YPF S.A., 8.500%, 07/28/25 (e)	2,836

	Azerbaijan — 1.0%
10,900	State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/30	11,678

	Bermuda — 0.2%
2,080	Digicel Ltd., 6.750%, 03/01/23 (e)	2,064

	Cayman Islands — 0.8%
1,100	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	1,144
2,430	China Overseas Finance Cayman VI Ltd., 5.950%, 05/08/24	2,729
2,680	Country Garden Holdings Co., Ltd., Reg. S, 7.250%, 04/04/21	2,707
2,960	Vale Overseas Ltd., 6.875%, 11/21/36	2,926

		9,506

	Chile — 1.1%
	Corp. Nacional del Cobre de Chile,
8,970	4.875%, 11/04/44	9,039
1,750	4.875%, 11/04/44 (e)	1,763
2,270	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	2,276

		13,078

	Croatia — 0.3%
3,360	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e)	3,515

	Georgia — 0.3%
3,545	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	3,895

	Hungary — 0.1%
1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,371

	India — 0.6%
5,700	Export-Import Bank of India, Reg. S, 4.000%, 01/14/23	5,815
1,560	ICICI Bank Ltd., 3.500%, 03/18/20 (e)	1,596

		7,411

	Indonesia — 1.3%
	Pertamina Persero PT,
3,450	Reg. S, 4.875%, 05/03/22	3,558
6,000	Reg. S, 5.250%, 05/23/21	6,337
354	Reg. S, 6.000%, 05/03/42	343
3,100	Reg. S, 6.450%, 05/30/44	3,197
2,200	Perusahaan Listrik Negara PT, Reg. S, 5.250%, 10/24/42	1,994

		15,429

	Kazakhstan — 2.0%
	KazMunayGas National Co. JSC,
9,010	Reg. S, 4.400%, 04/30/23	8,255
4,670	Reg. S, 5.750%, 04/30/43	3,891
4,000	Reg. S, 6.000%, 11/07/44	3,412
400	Reg. S, 6.375%, 04/09/21	412
2,810	Reg. S, 7.000%, 05/05/20	2,989
3,875	Reg. S, 9.125%, 07/02/18	4,379

		23,338

	Malaysia — 0.4%
3,000	Petroliam Nasional Bhd, Reg. S, 7.625%, 10/15/26	4,117

	Mexico — 2.9%
2,000	Cemex S.A.B. de C.V., Reg. S, 6.125%, 05/05/25	2,030
	Comision Federal de Electricidad,
1,800	Reg. S, 4.875%, 01/15/24	1,881
850	Reg. S, 5.750%, 02/14/42	885
	Petroleos Mexicanos,
190	3.500%, 07/18/18	196
2,640	4.875%, 01/24/22	2,775
1,970	4.875%, 01/18/24	2,054
5,770	5.500%, 01/21/21	6,313
5,423	5.625%, 01/23/46 (e)	5,328
6,000	6.375%, 01/23/45	6,511
3,840	6.500%, 06/02/41	4,205
1,320	6.625%, 06/15/35	1,482
420	VAR, 2.295%, 07/18/18	431

		34,091

	Morocco — 0.3%
	OCP S.A.,
605	Reg. S, 5.625%, 04/25/24	645
2,550	Reg. S, 6.875%, 04/25/44	2,764

		3,409

	Netherlands — 0.5%
4,548	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	4,366
1,780	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	2,078

		6,444

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Peru — 0.1%
	920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e)	938
	720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e)	729

			1,667

		Philippines — 0.3%
		Power Sector Assets & Liabilities Management Corp.,
	691	7.250%, 05/27/19 (e)	821
	1,930	7.390%, 12/02/24 (e)	2,589

			3,410

		South Africa — 0.8%
		Eskom Holdings SOC Ltd.,
	4,520	7.125%, 02/11/25 (e)	4,667
	1,326	Reg. S, 5.750%, 01/26/21	1,313
	2,920	Reg. S, 6.750%, 08/06/23	2,989

			8,969

		Sri Lanka — 0.4%
	1,730	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,780
	2,550	National Savings Bank, Reg. S, 8.875%, 09/18/18	2,763

			4,543

		Tunisia — 0.4%
	4,988	Banque Centrale de Tunisie S.A., Reg. S, 5.750%, 01/30/25	5,150

		United Kingdom — 0.4%
	2,850	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	3,296
	1,250	Sinopec Group Overseas Development 2015 Ltd., 4.100%, 04/28/45 (e)	1,194

			4,490

		United States — 0.3%
	900	Cemex Finance LLC, Reg. S, 6.000%, 04/01/24	909
	2,990	Southern Copper Corp., 5.875%, 04/23/45	2,872

			3,781

		Venezuela — 0.5%
		Petroleos de Venezuela S.A.,
	4,129	Reg. S, 5.250%, 04/12/17	2,239
	6,926	Reg. S, 5.375%, 04/12/27	2,467
	3,550	Reg. S, 9.000%, 11/17/21	1,546

			6,252

		Total Corporate Bonds (Cost $181,132)	180,444

	Foreign Government Securities — 79.1%
		Argentina — 3.5%
		Provincia de Buenos Aires,
	2,100	8.950%, 02/19/21 (e)	2,195
	6,106	Reg. S, 9.375%, 09/14/18	6,014
	3,700	Reg. S, 9.625%, 04/18/28	3,663
	1,660	Reg. S, 10.875%, 01/26/21	1,693
	6,191	Reg. S, 11.750%, 10/05/15	6,238
		Republic of Argentina,
	12,500	6.266%, 12/15/35	1,094
	15,347	7.000%, 10/03/15	15,262
	5,082	8.280%, 12/31/33	5,070

			41,229

		Belarus — 0.5%
		Republic of Belarus,
	4,422	Reg. S, 8.750%, 08/03/15	4,344
	2,043	Reg. S, 8.950%, 01/26/18	1,964

			6,308

		Belize — 0.2%
		Republic of Belize,
	3,592	Reg. S, SUB, 5.000%, 02/20/38	2,712
	302	SUB, 5.000%, 02/20/38 (e)	228

			2,940

		Bermuda — 0.1%
	950	Government of Bermuda, Reg. S, 4.854%, 02/06/24	1,024

		Bolivia — 0.6%
		Plurinational State of Bolivia,
	4,900	Reg. S, 4.875%, 10/29/22	4,955
	1,880	Reg. S, 5.950%, 08/22/23	1,998

			6,953

		Brazil — 3.0%
		Federative Republic of Brazil,
	3,850	2.625%, 01/05/23	3,484
	21,841	4.250%, 01/07/25	21,492
	1,000	5.625%, 01/07/41	1,013
	1,892	7.125%, 01/20/37	2,242
	307	Series A, 8.000%, 01/15/18	331
	3,326	8.250%, 01/20/34 (m)	4,315
	1,658	12.250%, 03/06/30 (m)	2,960

			35,837

		Colombia — 3.7%
		Republic of Colombia,
	12,790	4.000%, 02/26/24	13,046
	1,760	4.375%, 07/12/21	1,861
COP	3,745,000	4.375%, 03/21/23	1,329

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Colombia –– continued
8,024	5.000%, 06/15/45	7,924
3,700	6.125%, 01/18/41	4,227
4,790	7.375%, 03/18/19	5,616
5,338	7.375%, 09/18/37	6,926
1,100	8.125%, 05/21/24 (m)	1,444
673	10.375%, 01/28/33 (m)	1,060

		43,433

	Costa Rica — 1.6%
1,200	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	1,023
	Republic of Costa Rica,
9,610	7.158%, 03/12/45 (e)	9,610
2,532	Reg. S, 4.250%, 01/26/23	2,361
900	Reg. S, 5.625%, 04/30/43	765
4,970	Reg. S, 7.000%, 04/04/44	4,920

		18,679

	Croatia — 2.1%
	Republic of Croatia,
3,700	Reg. S, 5.500%, 04/04/23	3,890
2,500	Reg. S, 6.375%, 03/24/21	2,740
10,150	Reg. S, 6.625%, 07/14/20	11,216
6,420	Reg. S, 6.750%, 11/05/19	7,110

		24,956

	Dominican Republic — 2.6%
	Government of Dominican Republic,
5,360	6.850%, 01/27/45 (e)	5,561
3,412	Reg. S, 5.875%, 04/18/24	3,574
4,900	Reg. S, 6.600%, 01/28/24	5,329
8,963	Reg. S, 7.450%, 04/30/44	9,926
4,140	Reg. S, 7.500%, 05/06/21	4,637
1,519	Reg. S, 9.040%, 01/23/18	1,637

		30,664

	Ecuador — 2.1%
	Republic of Ecuador,
6,790	10.500%, 03/24/20 (e)	7,130
9,773	Reg. S, 7.950%, 06/20/24	9,260
8,443	Reg. S, 9.375%, 12/15/15	8,485

		24,875

	Egypt — 0.1%
800	Arab Republic of Egypt, Reg. S, 6.875%, 04/30/40	819

	El Salvador — 1.9%
	Republic of El Salvador,
3,592	Reg. S, 5.875%, 01/30/25	3,475
1,540	Reg. S, 6.375%, 01/18/27	1,527
840	Reg. S, 7.375%, 12/01/19	920
5,095	Reg. S, 7.650%, 06/15/35	5,254
8,350	Reg. S, 7.750%, 01/24/23 (m)	9,143
1,574	Reg. S, 8.250%, 04/10/32 (m)	1,767

		22,086

	Gabon — 0.3%
3,940	Gabonese Republic, Reg. S, 6.375%, 12/12/24	3,855

	Ghana — 0.9%
	Republic of Ghana,
8,800	Reg. S, 7.875%, 08/07/23	8,272
3,200	Reg. S, 8.125%, 01/18/26	3,008

		11,280

	Guatemala — 0.5%
	Republic of Guatemala,
1,250	Reg. S, 4.875%, 02/13/28	1,259
4,450	Reg. S, 5.750%, 06/06/22	4,817

		6,076

	Honduras — 0.7%
	Republic of Honduras,
3,277	Reg. S, 7.500%, 03/15/24	3,572
3,970	Reg. S, 8.750%, 12/16/20	4,516

		8,088

	Hungary — 4.3%
1,600	Magyar Export-Import Bank ZRT, 5.500%, 02/12/18 (e)	1,702
	Republic of Hungary,
13,934	5.375%, 02/21/23	15,414
8,310	5.375%, 03/25/24	9,214
5,672	5.750%, 11/22/23	6,445
8,550	6.250%, 01/29/20	9,715
5,630	6.375%, 03/29/21	6,510
1,460	6.375%, 03/29/21	1,688

		50,688

	Indonesia — 2.6%
	Republic of Indonesia,
4,000	Reg. S, 3.375%, 04/15/23	3,855
2,100	Reg. S, 4.875%, 05/05/21	2,271
1,321	Reg. S, 5.875%, 03/13/20	1,489
5,800	Reg. S, 5.875%, 01/15/24	6,525
1,885	Reg. S, 6.750%, 01/15/44	2,286
3,644	Reg. S, 7.750%, 01/17/38	4,783
4,445	Reg. S, 8.500%, 10/12/35	6,167

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Indonesia –– continued
	2,525	Reg. S, 11.625%, 03/04/19	3,342

			30,718

		Ivory Coast — 1.3%
		Republic of Ivory Coast,
	4,800	6.375%, 03/03/28 (e)	4,764
	3,350	Reg. S, 5.375%, 07/23/24	3,182
	7,335	Reg. S, SUB, 5.750%, 12/31/32	7,005

			14,951

		Jamaica — 1.0%
		Jamaica Government International Bond,
	1,010	7.625%, 07/09/25	1,125
	3,442	8.000%, 06/24/19	3,797
	320	8.000%, 03/15/39	347
	5,150	9.250%, 10/17/25	5,981
	399	10.625%, 06/20/17 (m)	453

			11,703

		Kazakhstan — 0.4%
		Republic of Kazakhstan,
	4,050	Reg. S, 3.875%, 10/14/24	3,893
	1,400	Reg. S, 4.875%, 10/14/44	1,255

			5,148

		Kenya — 0.5%
	5,550	Republic of Kenya, 6.875%, 06/24/24 (e)	5,800

		Lebanon — 4.2%
		Republic of Lebanon,
	3,570	4.500%, 04/22/16	3,575
	12,120	6.375%, 03/09/20	12,650
	4,870	9.000%, 03/20/17	5,272
	13,930	Reg. S, 6.600%, 11/27/26	14,445
	1,880	Reg. S, 6.650%, 02/26/30	1,934
	10,770	Reg. S, 8.250%, 04/12/21	12,238

			50,114

		Lithuania — 1.4%
		Republic of Lithuania,
	3,600	Reg. S, 6.125%, 03/09/21	4,235
	6,075	Reg. S, 6.625%, 02/01/22	7,411
	4,490	Reg. S, 7.375%, 02/11/20	5,450

			17,096

		Mexico — 1.3%
		United Mexican States,
	270	3.600%, 01/30/25	271
	5,560	3.625%, 03/15/22	5,699
	1,010	4.000%, 10/02/23	1,051
	2,750	5.550%, 01/21/45	3,090
	574	5.750%, 10/12/10	598
	1,526	5.750%, 10/12/10	1,589
MXN	38,000	Series M 20, 10.000%, 12/05/24	3,187

			15,485

		Morocco — 0.9%
		Kingdom of Morocco,
	4,615	Reg. S, 4.250%, 12/11/22	4,788
	5,640	Reg. S, 5.500%, 12/11/42	6,007

			10,795

		Namibia — 0.1%
	1,200	Republic of Namibia, Reg. S, 5.500%, 11/03/21	1,312

		Netherlands — 0.7%
	8,610	Republic of Angola, Reg. S, 7.000%, 08/16/19	8,793

		Pakistan — 1.4%
		Republic of Pakistan,
	6,302	Reg. S, 6.875%, 06/01/17	6,546
	2,650	Reg. S, 7.250%, 04/15/19	2,769
	6,600	Reg. S, 8.250%, 04/15/24	7,132

			16,447

		Panama — 2.4%
		Republic of Panama,
	1,190	3.750%, 03/16/25	1,194
	4,600	4.000%, 09/22/24	4,715
	4,930	4.300%, 04/29/53	4,523
	4,000	6.700%, 01/26/36	5,095
	1,700	7.125%, 01/29/26	2,178
	3,190	8.875%, 09/30/27 (m)	4,622
	4,000	9.375%, 04/01/29 (m)	6,050

			28,377

		Paraguay — 0.9%
		Republic of Paraguay,
	3,750	Reg. S, 4.625%, 01/25/23	3,844
	6,350	Reg. S, 6.100%, 08/11/44	6,810

			10,654

		Peru — 2.8%
		Republic of Peru,
	6,775	5.625%, 11/18/50	7,961
	10,800	6.550%, 03/14/37	14,013
	2,710	8.750%, 11/21/33 (m)	4,241

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Peru –– continued
PEN 23,412	Reg. S, 6.950%, 08/12/31	7,476

		33,691

	Philippines — 4.3%
	Republic of Philippines,
PHP 120,000	3.900%, 11/26/22	2,685
4,380	4.200%, 01/21/24	4,873
PHP 45,000	4.950%, 01/15/21	1,067
4,800	6.375%, 10/23/34	6,648
1,540	6.500%, 01/20/20	1,832
14,855	7.750%, 01/14/31	22,171
480	8.375%, 06/17/19	597
6,875	10.625%, 03/16/25 (m)	11,155

		51,028

	Poland — 2.0%
	Republic of Poland,
3,665	3.000%, 03/17/23	3,665
8,740	4.000%, 01/22/24	9,341
6,700	5.000%, 03/23/22	7,554
2,350	5.125%, 04/21/21	2,653

		23,213

	Romania — 1.5%
	Republic of Romania,
2,850	6.750%, 02/07/22 (e)	3,417
2,180	Reg. S, 4.375%, 08/22/23	2,303
8,176	Reg. S, 4.875%, 01/22/24	8,932
2,480	Reg. S, 6.125%, 01/22/44	3,007
122	Reg. S, 6.750%, 02/07/22	146

		17,805

	Russia — 4.9%
	Russian Federation,
2,400	Reg. S, 3.250%, 04/04/17	2,442
18,600	Reg. S, 3.500%, 01/16/19	18,437
2,400	Reg. S, 4.500%, 04/04/22	2,361
2,400	Reg. S, 4.875%, 09/16/23	2,388
9,500	Reg. S, 5.000%, 04/29/20	9,809
5,800	Reg. S, 5.625%, 04/04/42	5,597
4,200	Reg. S, 5.875%, 09/16/43	4,147
1,290	Reg. S, 11.000%, 07/24/18 (m)	1,577
2,560	Reg. S, 12.750%, 06/24/28 (m)	4,058
6,239	Reg. S, SUB, 7.500%, 03/31/30 (m)	7,309

		58,125

	Senegal — 0.3%
3,250	Republic of Senegal, Reg. S, 6.250%, 07/30/24	3,184

	Serbia — 2.0%
	Republic of Serbia,
2,265	5.250%, 11/21/17 (e)	2,350
850	5.875%, 12/03/18 (e)	901
6,410	Reg. S, 4.875%, 02/25/20	6,578
11,240	Reg. S, 7.250%, 09/28/21	12,898
807	Reg. S, SUB, 6.750%, 11/01/24	821

		23,548

	South Africa — 2.2%
	Republic of South Africa,
3,128	4.665%, 01/17/24	3,265
8,805	5.500%, 03/09/20	9,675
10,340	5.875%, 09/16/25	11,710
1,500	6.875%, 05/27/19	1,721

		26,371

	Sri Lanka — 1.6%
	Republic of Sri Lanka,
690	6.000%, 01/14/19 (e)	706
7,048	Reg. S, 5.875%, 07/25/22	6,995
884	Reg. S, 6.250%, 10/04/20	904
10,260	Reg. S, 6.250%, 07/27/21	10,427

		19,032

	Tanzania — 0.2%
1,860	Republic of Tanzania, Reg. S, VAR, 6.397%, 03/09/20	1,913

	Turkey — 4.2%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,049
	Republic of Turkey,
4,560	5.625%, 03/30/21	4,976
9,045	5.750%, 03/22/24	9,961
1,500	6.000%, 01/14/41	1,656
1,880	6.250%, 09/26/22	2,120
6,137	6.625%, 02/17/45	7,380
2,100	6.750%, 04/03/18	2,326
2,155	6.875%, 03/17/36	2,602
4,329	7.000%, 06/05/20	4,989
3,900	7.375%, 02/05/25	4,763
1,205	7.500%, 07/14/17	1,338
1,272	7.500%, 11/07/19	1,483
4,200	8.000%, 02/14/34 (m)	5,617

		50,260

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Ukraine — 0.6%
	Republic of Ukraine,
800	Reg. S, 6.250%, 06/17/16	384
8,450	Reg. S, 7.800%, 11/28/22	4,035
4,600	Reg. S, 9.250%, 07/24/17	2,214

		6,633

	United Arab Emirates — 0.0% (g)
408	Government of Dubai, Reg. S, 5.250%, 01/30/43	382

	Uruguay — 2.2%
	Republic of Uruguay,
13,369	5.100%, 06/18/50	13,470
2,148	7.625%, 03/21/36	2,986
6,607	7.875% (cash), 01/15/33 (m) (v)	9,216

		25,672

	Venezuela — 1.3%
	Republic of Venezuela,
9,160	6.000%, 12/09/20	3,641
8,960	9.375%, 01/13/34 (m)	3,562
8,400	Reg. S, 7.750%, 10/13/19	3,570
5,450	Reg. S, 9.000%, 05/07/23	2,221
5,348	Reg. S, 9.250%, 05/07/28	2,112
1,496	Reg. S, 11.950%, 08/05/31	677

		15,783

	Vietnam — 1.0%
	Republic of Vietnam,
8,597	4.800%, 11/19/24 (e)	8,758
3,243	Reg. S, 6.750%, 01/29/20	3,632

		12,390

	Zambia — 0.2%
1,990	Republic of Zambia, Reg. S, 8.500%, 04/14/24	2,144

	Total Foreign Government Securities (Cost $928,817)	938,357

U.S. Treasury Obligation — 0.2%
2,110	U.S. Treasury Note, 0.375%, 08/31/15 (k) (Cost $2,111)	2,111

SHARES
Short-Term Investment — 5.1%
	Investment Company — 5.1%
60,881	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $60,881)	60,881

	Total Investments — 99.6% (Cost $1,172,941)	1,181,793
	Other Assets in Excess of Liabilities — 0.4%	4,477

	NET ASSETS — 100.0%	$1,186,270

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands), except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
596	5 Year U.S. Treasury Note	09/30/15	71,357	255
	Short Futures Outstanding
(129)	10 Year U.S. Treasury Note	09/21/15	(16,472)	(75)
(199)	U.S. Long Bond	09/21/15	(30,969)	(278)

				(98)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,316	AUD	Citibank, N.A.	06/17/15	10,087	10,172	85

16,771	BRL	Credit Suisse International†	06/17/15	5,288	5,237	(51)
16,577	BRL	Deutsche Bank AG†	06/17/15	5,203	5,176	(27)
5,498	BRL	Goldman Sachs International†	06/30/15	1,647	1,709	62

13,829	CAD	TD Bank Financial Group	06/17/15	11,230	11,117	(113)

2,806,144	CLP	BNP Paribas†	06/17/15	4,399	4,533	134

11,333,083	COP	Deutsche Bank AG†	06/17/15	4,400	4,471	71
13,949,652	COP	Goldman Sachs International†	06/17/15	5,936	5,504	(432)
14,043,108	COP	HSBC Bank, N.A.†	06/17/15	5,874	5,541	(333)

9,649	EUR	Citibank, N.A.	06/17/15	10,332	10,600	268

765,443	INR	Standard Chartered Bank†	06/17/15	11,970	11,969	(1)

267,324	MXN	Deutsche Bank AG	06/17/15	17,011	17,341	330
47,188	MXN	Westpac Banking Corp.	06/17/15	3,046	3,061	15
55,276	MXN	Barclays Bank plc	06/30/15	3,606	3,582	(24)

14,135	SGD	BNP Paribas	06/17/15	10,697	10,481	(216)
19,036	SGD	Merrill Lynch International	06/17/15	13,673	14,116	443

292,648	THB	Midland Bank plc	06/17/15	8,865	8,695	(170)

32,400	TRY	Midland Bank plc	06/17/15	12,350	12,116	(234)
5,963	TRY	HSBC Bank, N.A.	06/30/15	2,192	2,222	30

57,066	ZAR	Midland Bank plc	06/17/15	4,629	4,687	58
81,601	ZAR	Barclays Bank plc	06/30/15	6,748	6,687	(61)
34,570	ZAR	BNP Paribas	06/30/15	2,877	2,833	(44)
95,638	ZAR	Goldman Sachs International	06/30/15	7,979	7,838	(141)

				170,039	169,688	(351)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
13,316	AUD	Midland Bank plc	06/17/15	10,106	10,172	(66)

33,348	BRL	HSBC Bank, N.A.†	06/17/15	10,508	10,414	94
16,620	BRL	Deutsche Bank AG†	06/30/15	5,445	5,164	281
5,498	BRL	Goldman Sachs International†	06/30/15	1,670	1,708	(38)

13,829	CAD	Midland Bank plc	06/17/15	10,915	11,117	(202)

2,806,144	CLP	Deutsche Bank AG†	06/17/15	4,543	4,533	10

11,333,083	COP	BNP Paribas†	06/17/15	4,298	4,471	(173)
27,992,760	COP	Goldman Sachs International†	06/17/15	11,351	11,044	307

9,649	EUR	Midland Bank plc	06/17/15	10,366	10,600	(234)

22,943	ILS	Midland Bank plc	06/17/15	5,922	5,929	(7)

476,674	INR	Citibank, N.A.†	06/17/15	7,353	7,454	(101)
288,768	INR	HSBC Bank, N.A.†	06/17/15	4,544	4,515	29

149,080	MXN	Midland Bank plc	06/17/15	9,733	9,670	63
112,388	MXN	Barclays Bank plc	06/30/15	7,411	7,284	127

6,230	SGD	Australia and New Zealand Banking Group Limited	06/17/15	4,532	4,619	(87)
24,109	SGD	Midland Bank plc	06/17/15	17,303	17,879	(576)
2,831	SGD	Westpac Banking Corp.	06/17/15	2,031	2,100	(69)

292,648	THB	Midland Bank plc	06/17/15	8,783	8,695	88

16,335	TRY	Deutsche Bank AG	06/17/15	5,936	6,109	(173)
16,065	TRY	Midland Bank plc	06/17/15	5,852	6,008	(156)
5,963	TRY	Citibank, N.A.	06/30/15	2,257	2,221	36

142,499	ZAR	Citibank, N.A.	06/17/15	11,682	11,704	(22)
57,066	ZAR	Midland Bank plc	06/17/15	4,566	4,687	(121)
104,804	ZAR	Barclays Bank plc	06/30/15	8,684	8,589	95
107,005	ZAR	Citibank, N.A.	06/30/15	8,720	8,769	(49)

				184,511	185,455	(944)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
ILS	—	Israeli Shekel
INR	—	Indian Rupee
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
THB	—	Thai Baht
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
†	—	Non-deliverable forward.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (amount in thousands):

Aggregate gross unrealized appreciation	22,341
Aggregate gross unrealized depreciation	(13,489)

Net unrealized appreciation/depreciation	8,852

Federal income tax cost of investments	1,172,941

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –  Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s NAV as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$2,836	$—	$2,836
Azerbaijan	—	11,678	—	11,678
Bermuda	—	2,064	—	2,064
Cayman Islands	—	9,506	—	9,506
Chile	—	13,078	—	13,078
Croatia	—	3,515	—	3,515
Georgia	—	3,895	—	3,895
Hungary	—	1,371	—	1,371
India	—	7,411	—	7,411
Indonesia	—	15,429	—	15,429
Kazakhstan	—	23,338	—	23,338
Malaysia	—	4,117	—	4,117
Mexico	—	34,091	—	34,091
Morocco	—	3,409	—	3,409
Netherlands	—	6,444	—	6,444
Peru	—	1,667	—	1,667
Philippines	—	3,410	—	3,410
South Africa	—	8,969	—	8,969
Sri Lanka	—	4,543	—	4,543
Tunisia	—	5,150	—	5,150
United Kingdom	—	4,490	—	4,490
United States	—	3,781	—	3,781
Venezuela	—	6,252	—	6,252

Total Corporate Bonds	—	180,444	—	180,444

Foreign Government Securities	—	938,357	—	938,357
U.S. Treasury Obligation	—	2,111	—	2,111
Short-Term Investment
Investment Company	60,881	—	—	60,881

Total Investments in Securities	$60,881	$1,120,912	$—	$1,181,793

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts	$—	$2,626	$—	$2,626
Futures Contracts	255	—	—	255

Total Appreciation in Other Financial Instruments	$255	$2,626	$—	$2,881

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,921)	$—	$(3,921)
Futures Contracts	(353)	—	—	(353)

Total Depreciation in Other Financial Instruments	$(353)	$(3,921)	$—	$(4,274)

There were no transfers among any levels during the period ended May 31, 2015.

A. Derivatives — The Fund uses instruments including futures and forward foreign currency exchange contracts in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 76.5%
	Federal Farm Credit Bank — 14.7%
9,000	0.200%, 08/14/15	9,000
20,306	0.500%, 06/23/15	20,310
12,261	DN, 0.060%, 06/03/15 (n)	12,261
60,000	DN, 0.070%, 06/24/15 (n)	59,997
50,000	DN, 0.090%, 08/07/15 (n)	49,992
25,000	DN, 0.120%, 06/04/15 (n)	25,000
20,685	DN, 0.120%, 07/10/15 (n)	20,682
40,000	DN, 0.120%, 09/15/15 (n)	39,986
25,000	DN, 0.160%, 07/02/15 (n)	24,997
21,500	DN, 0.170%, 08/06/15 (n)	21,493
75,000	VAR, 0.126%, 06/02/15	75,000
25,000	VAR, 0.141%, 06/02/15	25,000
20,000	VAR, 0.149%, 06/30/15	19,999
45,000	VAR, 0.152%, 06/06/15	44,990
40,000	VAR, 0.154%, 06/30/15	39,998
35,000	VAR, 0.164%, 06/20/15	35,000
50,000	VAR, 0.165%, 06/24/15	50,000
25,000	VAR, 0.171%, 06/03/15	25,001
25,000	VAR, 0.183%, 06/18/15	25,003
24,000	VAR, 0.185%, 06/29/15	23,995

		647,704

	Federal Home Loan Bank — 59.8%
40,000	0.090%, 08/28/15	39,997
21,000	0.180%, 07/16/15	21,000
55,000	0.190%, 08/21/15	55,007
30,000	0.190%, 09/01/15	29,999
20,000	0.200%, 08/12/15	19,999
25,000	0.210%, 02/08/16	24,994
20,000	0.310%, 01/06/16	20,000
25,000	0.360%, 06/21/16	24,994
78,171	DN, 0.047%, 06/26/15 (n)	78,168
181,841	DN, 0.051%, 06/17/15 (n)	181,837
100,000	DN, 0.060%, 06/12/15 (n)	99,998
356,300	DN, 0.069%, 06/05/15 (n)	356,297
118,920	DN, 0.070%, 07/01/15 (n)	118,913
200,000	DN, 0.072%, 07/06/15 (n)	199,986
150,000	DN, 0.073%, 06/19/15 (n)	149,995
408,350	DN, 0.074%, 07/29/15 (n)	408,301
72,432	DN, 0.075%, 07/22/15 (n)	72,424
150,000	DN, 0.085%, 07/24/15 (n)	149,981
50,000	DN, 0.090%, 08/28/15 (n)	49,989
75,000	DN, 0.092%, 08/19/15 (n)	74,985
110,000	DN, 0.093%, 08/05/15 (n)	109,982
100,000	DN, 0.097%, 08/12/15 (n)	99,981
40,000	DN, 0.147%, 09/09/15 (n)	39,984
43,000	DN, 0.150%, 07/15/15 (n)	42,992
26,057	DN, 0.150%, 11/25/15 (n)	26,038
20,000	VAR, 0.131%, 06/05/15	20,000
45,000	VAR, 0.133%, 06/05/15	44,996
14,000	VAR, 0.140%, 06/17/15	13,999
35,000	VAR, 0.144%, 06/21/15	35,000
25,000	VAR, 0.176%, 06/15/15	24,999

		2,634,835

	Tennessee Valley Authority — 2.0%
49,774	DN, 0.060%, 06/16/15 (n)	49,773
38,096	DN, 0.060%, 06/23/15 (n)	38,094

		87,867

	Total U.S. Government Agency Securities (Cost $3,370,406)	3,370,406

U.S. Treasury Obligations — 22.4%
	U.S. Treasury Bills — 3.3% (n)
50,000	0.113%, 09/17/15	49,983
95,000	0.122%, 07/09/15	94,988

		144,971

	U.S. Treasury Notes — 19.1%
100,000	0.250%, 08/15/15	100,031
145,000	0.375%, 06/15/15	145,018
32,000	0.375%, 01/15/16	32,009
25,000	0.375%, 08/31/15 (m)	25,013
100,000	1.250%, 08/31/15	100,287
440,000	1.750%, 07/31/15 (m)	441,242

		843,600

	Total U.S. Treasury Obligations (Cost $988,571)	988,571

	Total Investments — 98.9% (Cost $4,358,977) *	4,358,977
	Other Assets in Excess of Liabilities — 1.1%	48,077

	NET ASSETS — 100.0%	$4,407,054

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,358,977	$—	$4,358,977

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 9.0%
250,789	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	252,106
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	424,606
83,284	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	81,508
138,555	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	139,534
296,000	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class ET2, 5.926%, 02/18/48 (e) (i)	297,877
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	99,909
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	99,597
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,784
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	272,193
305,000	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	301,000
248,960	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	248,380
132,766	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	130,438

	Total Asset-Backed Securities (Cost $2,480,164)	2,470,932

Collateralized Mortgage Obligations — 14.8%
	Agency CMO — 10.0%
	Federal Home Loan Mortgage Corp. REMIC,
521,779	Series 3907, Class SW, IF, IO, 6.464%, 07/15/26	93,981
952,754	Series 3926, Class MS, IF, IO, 6.564%, 11/15/25	116,873
579,811	Series 3958, Class MS, IF, IO, 6.514%, 08/15/26	92,109
459,717	Series 4088, Class JI, IO, 4.000%, 07/15/32	84,288
286,225	Series 4091, Class TS, IF, IO, 6.364%, 08/15/42	78,768
923,102	Series 4306, Class AI, IO, 3.500%, 03/15/41	141,932
562,667	Federal Home Loan Mortgage Corp. STRIPS, Series 312, Class S1, IF, IO, 5.764%, 09/15/43	138,544
	Federal National Mortgage Association REMIC,
649,133	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	100,243
335,000	Series 2010-136, Class CX, 4.000%, 08/25/39	366,598
555,830	Series 2012-9, Class SM, IF, IO, 6.515%, 12/25/26	91,371
512,980	Series 2012-93, Class SK, IF, IO, 5.865%, 09/25/42	117,380
744,198	Series 2012-135, Class SA, IF, IO, 6.015%, 11/25/39	144,262
692,971	Series 2012-144, Class SK, IF, IO, 5.915%, 01/25/43	182,209
502,014	Series 2013-116, Class SC, IF, IO, 6.015%, 04/25/33	87,047
1,283,770	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	147,241
	Government National Mortgage Association,
433,000	Series 2014-58, Class EP, 4.000%, 04/20/44	476,817
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	273,827

		2,733,490

	Non-Agency CMO — 4.8%
	Alternative Loan Trust,
85,402	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	87,555
55,233	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	56,276
77,460	Series 2005-23CB, Class A7, 5.250%, 07/25/35	74,595
206,816	Series 2005-23CB, Class A16, 5.500%, 07/25/35	206,837
28,663	Banc of America Mortgage Trust, Series 2003-10, Class 3B1, 5.000%, 01/25/19	28,409
250,000	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.785%, 04/25/24	247,488
192,603	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	198,220
272,190	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	224,617

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
20,004	MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, 5.500%, 09/25/33	20,581
121,823	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	126,508
41,909	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.000%, 10/25/37	42,747

		1,313,833

	Total Collateralized Mortgage Obligations (Cost $3,980,420)	4,047,323

Commercial Mortgage-Backed Securities — 10.7%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	250,380
100,000	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.580%, 08/15/31 (e)	99,518
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AJ, VAR, 5.706%, 06/11/40	258,364
125,000	COMM Mortgage Trust, Series 2014-LC15, Class D, VAR, 4.944%, 04/10/47 (e)	121,164
125,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.455%, 02/15/39	125,853
125,000	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, VAR, 3.802%, 04/15/50 (e)	111,537
95,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	96,882
170,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.903%, 07/15/44	177,925
155,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, VAR, 6.124%, 07/15/40	162,694
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, VAR, 4.298%, 02/15/46 (e)	147,237
	Morgan Stanley Capital I Trust,
170,000	Series 2005-HQ7, Class D, VAR, 5.190%, 11/14/42	170,370
250,000	Series 2006-HQ8, Class B, VAR, 5.498%, 03/12/44	250,302
135,000	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	137,986
70,000	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	72,900
	Wachovia Bank Commercial Mortgage Trust,
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	251,133
120,000	Series 2007-C33, Class AJ, VAR, 5.951%, 02/15/51	125,960
250,000	Series 2007-C33, Class B, VAR, 5.951%, 02/15/51	255,088
125,000	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (e)	109,309

	Total Commercial Mortgage-Backed Securities (Cost $2,928,482)	2,924,602

Corporate Bonds — 45.3%
	Consumer Discretionary — 9.9%
	Auto Components — 1.7%
75,000	Dana Holding Corp., 6.000%, 09/15/23	79,312
45,000	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	54,113
35,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	36,706
25,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	27,000
200,000	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	200,500
70,000	UCI International, Inc., 8.625%, 02/15/19	63,000

		460,631

	Diversified Consumer Services — 0.3%
60,000	Service Corp. International, 7.500%, 04/01/27	70,200

	Hotels, Restaurants & Leisure — 1.2%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	65,812
10,000	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	10,875
	MGM Resorts International,
25,000	6.000%, 03/15/23	25,906
85,000	7.750%, 03/15/22	96,263
20,000	MTR Gaming Group, Inc., 11.500%, 08/01/19	21,350
20,000	Pinnacle Entertainment, Inc., 6.375%, 08/01/21	21,350
20,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	20,200
20,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	22,400

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
10,000	Station Casinos LLC, 7.500%, 03/01/21	10,650
20,000	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	22,400
10,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	10,000

		327,206

	Household Durables — 0.4%
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	63,700
22,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	22,110
25,000	Meritage Homes Corp., 7.000%, 04/01/22	26,875

		112,685

	Media — 5.0%
200,000	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	202,000
18,000	Cablevision Systems Corp., 8.000%, 04/15/20	19,800
	Clear Channel Worldwide Holdings, Inc.,
115,000	Series B, 6.500%, 11/15/22	121,756
50,000	Series B, 7.625%, 03/15/20	52,875
120,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	117,491
	DISH DBS Corp.,
100,000	5.000%, 03/15/23	96,375
66,000	5.875%, 11/15/24	66,165
25,000	Gray Television, Inc., 7.500%, 10/01/20	26,625
40,000	iHeartCommunications, Inc., 9.000%, 12/15/19	39,300
140,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	146,300
200,000	Numericable-SFR, (France), 6.000%, 05/15/22 (e)	201,750
	Regal Entertainment Group,
23,000	5.750%, 03/15/22	23,690
20,000	5.750%, 02/01/25	20,100
	Sinclair Television Group, Inc.,
50,000	5.375%, 04/01/21	50,875
55,000	6.125%, 10/01/22	58,025
70,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	72,639
10,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	10,375
	WMG Acquisition Corp.,
35,000	5.625%, 04/15/22 (e)	35,700
15,000	6.750%, 04/15/22 (e)	14,569

		1,376,410

	Multiline Retail — 0.4%
110,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	117,975

	Specialty Retail — 0.9%
35,000	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	28,700
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	31,587
50,000	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	52,438
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	26,938
100,000	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	106,520

		246,183

	Total Consumer Discretionary	2,711,290

	Consumer Staples — 3.4%
	Beverages — 0.1%
25,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	29,312

	Food & Staples Retailing — 1.9%
21,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	22,680
200,000	Cencosud S.A., (Chile), Reg. S, 5.150%, 02/12/25	202,500
40,000	New Albertsons, Inc., 8.000%, 05/01/31	39,550
40,000	SUPERVALU, Inc., 7.750%, 11/15/22	42,900
205,000	Tesco plc, (United Kingdom), 6.150%, 11/15/37 (e)	208,077

		515,707

	Food Products — 1.0%
20,000	H.J. Heinz Co., 4.250%, 10/15/20	20,475
	JBS USA LLC/JBS USA Finance, Inc.,
25,000	5.875%, 07/15/24 (e)	25,641
25,000	7.250%, 06/01/21 (e)	26,405
	Post Holdings, Inc.,
65,000	6.000%, 12/15/22 (e)	60,775
6,000	6.750%, 12/01/21 (e)	5,940
35,000	7.375%, 02/15/22	35,817
	Smithfield Foods, Inc.,
25,000	5.875%, 08/01/21 (e)	26,187
25,000	6.625%, 08/15/22	27,019
35,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	36,050

		264,309

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — 0.1%
25,000	Spectrum Brands, Inc., 6.625%, 11/15/22	26,813

	Personal Products — 0.1%
25,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	25,063

	Tobacco — 0.2%
65,000	Altria Group, Inc., 5.375%, 01/31/44	69,319

	Total Consumer Staples	930,523

	Energy — 6.8%
	Energy Equipment & Services — 1.1%
35,000	Hiland Partners LP/Hiland Partners Finance Corp., 5.500%, 05/15/22 (e)	36,313
25,000	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	18,875
20,000	Pioneer Energy Services Corp., 6.125%, 03/15/22	16,200
35,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	34,650
160,000	Rowan Cos., Inc., 5.850%, 01/15/44	139,864
25,000	Unit Corp., 6.625%, 05/15/21	24,375
25,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	26,063

		296,340

	Oil, Gas & Consumable Fuels — 5.7%
35,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	36,260
35,000	California Resources Corp., 5.500%, 09/15/21	33,162
20,000	CONSOL Energy, Inc., 5.875%, 04/15/22	18,650
50,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	52,187
35,000	Energy Transfer Equity LP, 5.875%, 01/15/24	37,187
140,000	Energy Transfer Partners LP, 6.500%, 02/01/42	154,581
90,000	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	97,763
65,000	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	62,725
25,000	Halcon Resources Corp., 9.250%, 02/15/22	17,375
	Hilcorp Energy I LP/Hilcorp Finance Co.,
10,000	7.625%, 04/15/21 (e)	10,425
25,000	8.000%, 02/15/20 (e)	26,000
170,000	Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	190,367
65,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/01/21	54,275
35,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	35,350
60,000	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	57,900
60,000	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	28,500
10,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	10,175
175,000	Petroleos de Venezuela S.A., (Venezuela), Reg. S, 5.250%, 04/12/17	94,920
125,000	Petroleos Mexicanos, (Mexico), 6.625%, 06/15/35	140,375
35,000	QEP Resources, Inc., 5.250%, 05/01/23	35,000
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	36,225
50,000	Rosetta Resources, Inc., 5.875%, 06/01/22	53,375
49,000	SM Energy Co., 6.500%, 01/01/23	50,960
10,000	Stone Energy Corp., 7.500%, 11/15/22	9,225
95,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	119,269
35,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19 (e)	37,013
25,000	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	24,188
	WPX Energy, Inc.,
17,000	5.250%, 09/15/24	16,150
26,000	6.000%, 01/15/22	26,195

		1,565,777

	Total Energy	1,862,117

	Financials — 4.0%
	Banks — 1.4%
200,000	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	232,500
140,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	152,254

		384,754

	Capital Markets — 0.8%
200,000	Israel Electric Corp., Ltd., (Israel), 5.000%, 11/12/24 (e)	208,250

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
35,000	7.500%, 09/15/20	41,037
35,000	8.000%, 11/01/31	43,050
10,000	Navient Corp., 5.875%, 03/25/21	10,050

		94,137

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — 0.1%
19,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	20,140
10,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	9,425

		29,565

	Insurance — 1.2%
110,000	American International Group, Inc., 6.250%, 03/15/37	121,142
12,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	14,550
140,000	MetLife, Inc., 6.400%, 12/15/36	160,020
35,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	35,394

		331,106

	Real Estate Investment Trusts (REITs) — 0.2%
10,000	Crown Castle International Corp., 5.250%, 01/15/23	10,543
50,000	Geo Group, Inc. (The), 6.625%, 02/15/21	52,625

		63,168

	Total Financials	1,110,980

	Health Care — 3.2%
	Health Care Equipment & Supplies — 0.4%
60,000	Becton, Dickinson and Co., 4.685%, 12/15/44	61,137
27,000	Mallinckrodt International Finance S.A., (Luxembourg), 4.750%, 04/15/23	25,920
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
5,000	4.875%, 04/15/20 (e)	5,119
5,000	5.500%, 04/15/25 (e)	5,029

		97,205

	Health Care Providers & Services — 1.7%
15,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23 (e)	15,337
15,000	Amsurg Corp., 5.625%, 07/15/22	15,356
42,000	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	44,835
75,000	HCA Holdings, Inc., 6.250%, 02/15/21	81,937
28,000	HCA, Inc., 7.500%, 02/15/22	32,760
75,000	Kindred Healthcare, Inc., 8.000%, 01/15/20 (e)	81,094
43,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	45,473
116,000	Tenet Healthcare Corp., 8.125%, 04/01/22	126,440
25,000	United Surgical Partners International, Inc., 9.000%, 04/01/20	26,813

		470,045

	Pharmaceuticals — 1.1%
145,000	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	143,587
20,000	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	21,400
	Valeant Pharmaceuticals International, Inc., (Canada),
25,000	5.500%, 03/01/23 (e)	25,500
100,000	7.250%, 07/15/22 (e)	107,000

		297,487

	Total Health Care	864,737

	Industrials — 3.4%
	Aerospace & Defense — 0.4%
25,000	Bombardier, Inc., (Canada), 7.750%, 03/15/20 (e)	25,812
90,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	80,100

		105,912

	Airlines — 0.1%
23,067	U.S. Airways 2012-2 Class B Pass-Through Trust, 6.750%, 06/03/21	24,798

	Building Products — 0.1%
25,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	26,688
10,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	10,169

		36,857

	Commercial Services & Supplies — 1.0%
5,000	ACCO Brands Corp., 6.750%, 04/30/20	5,325
35,000	ADT Corp. (The), 6.250%, 10/15/21	37,537
25,000	Aramark Services, Inc., 5.750%, 03/15/20	26,094
20,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	20,550
20,000	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	21,130
25,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	20,812
135,000	New York University, 4.142%, 07/01/48	132,727
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22	9,813

		273,988

	Construction & Engineering — 0.2%
30,000	AECOM, 5.875%, 10/15/24 (e)	31,200
30,000	MasTec, Inc., 4.875%, 03/15/23	27,975

		59,175

	Electrical Equipment — 0.1%
17,000	Edgewell Personal Care Co., 5.500%, 06/15/25 (e)	17,000
8,000	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	8,540

		25,540

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — 0.4%
25,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	25,812
10,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	10,350
75,000	Terex Corp., 6.000%, 05/15/21	76,313

		112,475

	Marine — 0.1%
15,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	13,687
15,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	14,513

		28,200

	Road & Rail — 0.5%
75,000	Hertz Corp. (The), 6.250%, 10/15/22	77,062
60,000	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	52,575

		129,637

	Trading Companies & Distributors — 0.1%
25,000	HD Supply, Inc., 7.500%, 07/15/20	27,031

	Transportation Infrastructure — 0.4%
100,000	DP World Ltd., (United Arab Emirates), Reg. S, 6.850%, 07/02/37	114,250

	Total Industrials	937,863

	Information Technology — 2.7%
	Communications Equipment — 0.8%
65,000	Aspect Software, Inc., 10.625%, 05/15/17	58,500
110,000	Avaya, Inc., 7.000%, 04/01/19 (e)	110,000
65,000	Goodman Networks, Inc., 12.125%, 07/01/18	55,900

		224,400

	Electronic Equipment, Instruments & Components — 0.6%
35,000	Viasystems, Inc., 7.875%, 05/01/19 (e)	37,100
125,000	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	135,625

		172,725

	IT Services — 0.4%
100,000	First Data Corp., 8.250%, 01/15/21 (e)	106,625

	Semiconductors & Semiconductor Equipment — 0.5%
25,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	21,250
100,000	Amkor Technology, Inc., 6.375%, 10/01/22	102,500

		123,750

	Software — 0.4%
50,000	Audatex North America, Inc., 6.000%, 06/15/21 (e)	52,177
50,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, (cash), 05/01/21 (e) (v)	50,875

		103,052

	Total Information Technology	730,552

	Materials — 5.1%
	Chemicals — 1.5%
25,000	Axiall Corp., 4.875%, 05/15/23	24,625
95,000	Hexion, Inc., 6.625%, 04/15/20	89,537
35,000	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	35,367
200,000	OCP S.A., (Morocco), 4.500%, 10/22/25 (e)	195,000
65,000	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	64,350

		408,879

	Construction Materials — 0.1%
25,000	Headwaters, Inc., 7.250%, 01/15/19	26,250

	Containers & Packaging — 0.5%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
50,000	5.750%, 10/15/20	52,063
100,000	9.000%, 04/15/19	104,000

		156,063

	Metals & Mining — 2.8%
35,000	Alcoa, Inc., 5.900%, 02/01/27	38,150
130,000	Allegheny Technologies, Inc., 6.375%, 08/15/23	135,846
	ArcelorMittal, (Luxembourg),
75,000	6.250%, 03/01/21	79,125
20,000	7.000%, 02/25/22	21,850
25,000	7.750%, 10/15/39	25,711
25,000	Coeur Mining, Inc., 7.875%, 02/01/21	21,500
20,000	Commercial Metals Co., 4.875%, 05/15/23	19,000
150,000	Freeport-McMoRan, Inc., 5.450%, 03/15/43	130,776
160,000	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	160,745
20,000	Hecla Mining Co., 6.875%, 05/01/21	18,950

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
30,000	Lundin Mining Corp., (Canada), 7.875%, 11/01/22 (e)	32,456
35,000	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	35,044
10,000	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	9,575
20,000	Steel Dynamics, Inc., 5.500%, 10/01/24	20,625
10,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	10,250

		759,603

	Paper & Forest Products — 0.2%
45,000	Mercer International, Inc., 7.000%, 12/01/19	47,475

	Total Materials	1,398,270

	Telecommunication Services — 5.2%
	Diversified Telecommunication Services — 4.1%
108,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 09/30/22	109,620
25,000	Frontier Communications Corp., 8.750%, 04/15/22	26,094
65,000	GCI, Inc., 6.750%, 06/01/21	66,462
	Intelsat Jackson Holdings S.A., (Luxembourg),
100,000	5.500%, 08/01/23	91,844
26,000	6.625%, 12/15/22	24,180
25,000	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	22,563
75,000	Level 3 Communications, Inc., 5.750%, 12/01/22	76,594
137,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	145,220
90,000	Sprint Capital Corp., 8.750%, 03/15/32	91,800
200,000	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	208,000
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	205,000
	Windstream Services LLC,
60,000	7.500%, 04/01/23	53,850
5,000	7.750%, 10/15/20	5,081
8,000	7.750%, 10/01/21	7,560

		1,133,868

	Wireless Telecommunication Services — 1.1%
	Sprint Corp.,
65,000	7.125%, 06/15/24	62,888
75,000	7.875%, 09/15/23	76,267
	T-Mobile USA, Inc.,
65,000	6.500%, 01/15/24	68,575
75,000	6.731%, 04/28/22	79,875

		287,605

	Total Telecommunication Services	1,421,473

	Utilities — 1.6%
	Electric Utilities — 0.8%
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	183,844
25,000	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	24,812

		208,656

	Independent Power & Renewable Electricity Producers — 0.8%
	AES Corp.,
35,000	5.500%, 03/15/24	35,175
25,000	VAR, 3.283%, 06/01/19	25,062
50,000	Calpine Corp., 6.000%, 01/15/22 (e)	53,500
35,000	Dynegy, Inc., 7.375%, 11/01/22 (e)	37,275
35,000	GenOn Energy, Inc., 9.875%, 10/15/20	36,050
35,000	NRG Energy, Inc., 6.250%, 05/01/24	35,788

		222,850

	Total Utilities	431,506

	Total Corporate Bonds (Cost $12,667,230)	12,399,311

Foreign Government Securities — 7.1%
BRL 265,000	Brazil Notas do Tesouro Nacional, Series F, (Brazil), 10.000%, 01/01/17	82,792
100,000	Government of Dominican Republic, (Dominican Republic), Reg. S, 6.600%, 01/28/24	108,750
200,000	Provincia de Buenos Aires, (Argentina), 8.950%, 02/19/21 (e)	209,000
190,000	Republic of Argentina, (Argentina), 7.000%, 10/03/15	188,955
95,000	Republic of Colombia, (Colombia), 10.375%, 01/28/33	149,625
200,000	Republic of Costa Rica, (Costa Rica), 7.158%, 03/12/45 (e)	200,000
130,000	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15	130,650
114,000	Republic of Hungary, (Hungary), 7.625%, 03/29/41	160,170
110,000	Republic of Indonesia, (Indonesia), Reg. S, 8.500%, 10/12/35	152,625
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	145,425
100,000	Republic of Romania, (Romania), Reg. S, 4.875%, 01/22/24	109,250

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
150,000	Republic of Turkey, (Turkey), 7.375%, 02/05/25	183,188
85,000	Russian Federation, (Russia), Reg. S, 12.750%, 06/24/28	134,725

	Total Foreign Government Securities (Cost $1,980,898)	1,955,155

Municipal Bonds — 3.3% (t)
	California — 1.4%
100,000	East Bay Municipal Utility District, Water System, Series B, Rev., 5.874%, 06/01/40	127,055
45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	64,791
	University of California,
100,000	Series AN, Rev., 4.765%, 05/15/44	105,799
100,000	Series J, Rev., 4.131%, 05/15/45	96,953

		394,598

	Iowa — 0.4%
90,000	Iowa Finance Authority, Healthcare, Genesis Health System, Rev., 5.000%, 07/01/33	98,904

	Michigan — 0.4%
90,000	Michigan Technological University, Series A, Rev., 5.000%, 10/01/34	98,585

	New York — 0.1%
25,000	New York State Dormitory Authority, State Personal Income Tax, Series F, Rev., 5.628%, 03/15/39	30,336

	Oregon — 0.5%
125,000	State of Oregon Department of Transportation, Highway User Tax, Sub Lien, Series A, Rev., 5.784%, 11/15/30	149,620

	Utah — 0.5%
100,000	Utah Transit Authority, Sales Tax, Rev., 5.937%, 06/15/39	128,992

	Total Municipal Bonds (Cost $908,219)	901,035

Preferred Securities — 4.9% (x)
	Financials — 4.9%
	Banks — 3.7%
200,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	217,400
10,000	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	10,095
10,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	10,012
250,000	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	250,625
250,000	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24	256,875
250,000	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	265,938

		1,010,945

	Capital Markets — 1.2%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	245,312
95,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20	94,763
4,000	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	4,015

		344,090

	Total Preferred Securities (Cost $1,321,923)	1,355,035

U.S. Treasury Obligation — 1.0%
255,000	U.S. Treasury Bond, 3.375%, 05/15/44 (Cost $255,957)	280,839

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
787,589	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $787,589)	787,589

	Total Investments — 99.0% (Cost $27,310,882)	27,121,821
	Other Assets in Excess of Liabilities — 1.0% (c)	276,447

	NET ASSETS — 100.0%	$27,398,268

Percentages indicated are based on net assets.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	U.S. Ultra Bond	09/21/15	160,281	1,584
	Short Futures Outstanding
(2)	10 Year U.S. Treasury Note	09/21/15	(255,375)	(1,161)

				423

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
605,000	BRL	Goldman Sachs International†	12/16/15	215,187	177,700	(37,487)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
605,000	BRL	Goldman Sachs International†	12/16/15	211,576	177,701	33,875

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.
†	—	Non-deliverable forward.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$396,059
Aggregate gross unrealized depreciation	(585,120)

Net unrealized appreciation/depreciation	$(189,061)

Federal income tax cost of investments	$27,310,882

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –  Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$696,799	$1,774,133	$2,470,932
Collateralized Mortgage Obligations
Agency CMO	—	2,733,490	—	2,733,490
Non-Agency CMO	—	1,037,936	275,897	1,313,833

Total Collateralized Mortgage Obligations	—	3,771,426	275,897	4,047,323

Commercial Mortgage-Backed Securities	—	894,725	2,029,877	2,924,602
Corporate Bonds
Consumer Discretionary	—	2,711,290	—	2,711,290
Consumer Staples	—	930,523	—	930,523
Energy	—	1,862,117	—	1,862,117
Financials	—	1,110,980	—	1,110,980
Health Care	—	864,737	—	864,737
Industrials	—	913,065	24,798	937,863
Information Technology	—	730,552	—	730,552
Materials	—	1,398,270	—	1,398,270
Telecommunication Services	—	1,421,473	—	1,421,473
Utilities	—	431,506	—	431,506

Total Corporate Bonds	—	12,374,513	24,798	12,399,311

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$1,955,155	$—	$1,955,155
Municipal Bonds	—	901,035	—	901,035
Preferred Securities Financials	—	1,355,035	—	1,355,035
U.S. Treasury Obligations	—	280,839	—	280,839
Short-Term Investment
Investment Company	787,589	—	—	787,589

Total Investments in Securities	$787,589	$22,229,527	$4,104,705	$27,121,821

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$33,875	$—	$33,875
Futures Contracts	1,584	—	—	1,584

Total Appreciation in Other Financial Instruments	$1,584	$33,875	$—	$35,459

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(37,487)	$—	$(37,487)
Futures Contracts	(1,161)	—	—	(1,161)

Total Depreciation in Other Financial Instruments	$(1,161)	$(37,487)	$—	$(38,648)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$1,788,957	$—	$2,343	$—	(a)	$—	$(17,167)	$—	$—	$1,774,133
Collateralized Mortgage Obligation - Non-Agency CMO	275,914	—	2,590	405		—	(3,012)	—	—	275,897
Commercial Mortgage-Backed Securities	1,407,672	—	(5,476)	55		627,626	—	—	—	2,029,877
Corporate Bond - Industrials	24,971	—	(120)	(53)		—	—	—	—	24,798

	$3,497,514	$—	$(663)	$407		$627,626	$(20,179)	$—	$—	$4,104,705

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1.

There were no transfers between Levels 2 and 3 during the period ended May 31, 2015.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $663.

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,276,750	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 6.00% (1.23%)
			Constant Default Rate	4.00% - 28.00% (16.90%)
			Yield (Discount Rate of Cash Flows)	3.30% - 5.89% (4.45%)

Asset-Backed Securities	1,276,750

	275,897	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 15.00% (10.51%)
			Constant Default Rate	0.00% - 0.39% (0.04%)
			Yield (Discount Rate of Cash Flows)	3.96% - 5.50% (4.21%)

Collateralized Mortgage Obligations	275,897

	1,687,866	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (14.83%)
			Yield (Discount Rate of Cash Flows)	3.86% - 5.40% (4.88%)

Commercial Mortgage-Backed Securities	1,687,866

Total	$3,240,513

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was $864,192. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.9%
	Ally Auto Receivables Trust,
248	Series 2012-1, Class A4, 1.210%, 07/15/16	248
52	Series 2012-3, Class A3, 0.850%, 08/15/16	52
136	Series 2012-4, Class A3, 0.590%, 01/17/17	136
277	Series 2012-5, Class A3, 0.620%, 03/15/17	277
533	Series 2013-1, Class A3, 0.630%, 05/15/17	533
976	Series 2013-2, Class A3, 0.790%, 01/15/18	977
130	Series 2013-SN1, Class A3, 0.720%, 05/20/16	130
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	306
484	American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.330%, 07/10/18 (e)	485
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,856
619	Series 2014-3, Class A, 1.490%, 04/15/20	623
	AmeriCredit Automobile Receivables Trust,
32	Series 2012-4, Class A3, 0.670%, 06/08/17	32
197	Series 2013-1, Class A3, 0.610%, 10/10/17	197
629	Series 2013-5, Class A3, 0.900%, 09/10/18	630
670	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	669
1,726	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	1,727
	BMW Vehicle Owner Trust,
766	Series 2013-A, Class A3, 0.670%, 11/27/17	767
640	Series 2014-A, Class A3, 0.970%, 11/26/18	641
	Capital Auto Receivables Asset Trust,
1,600	Series 2015-1, Class A3, 1.610%, 06/20/19	1,604
617	Series 2015-2, Class A3, 1.730%, 09/20/19	617
690	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	691
	CarMax Auto Owner Trust,
153	Series 2012-3, Class A3, 0.520%, 07/17/17	153
537	Series 2013-1, Class A3, 0.600%, 10/16/17	538
800	Series 2013-4, Class A3, 0.800%, 07/16/18	800
2,273	Series 2014-2, Class A3, 0.980%, 01/15/19	2,275
527	Series 2015-2, Class A3, 1.370%, 03/16/20	528
3,200	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	3,233
	CNH Equipment Trust,
286	Series 2012-C, Class A3, 0.570%, 12/15/17	286
612	Series 2012-D, Class A3, 0.650%, 04/16/18	612
686	Series 2013-A, Class A3, 0.690%, 06/15/18	687
652	Series 2013-C, Class A3, 1.020%, 08/15/18	654
1,858	Series 2013-D, Class A3, 0.770%, 10/15/18	1,859
1,548	Series 2014-A, Class A3, 0.840%, 05/15/19	1,549
2,000	Series 2014-B, Class A3, 0.910%, 05/15/19	2,001
596	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	600
	CPS Auto Receivables Trust,
465	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	465
780	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	776
1,352	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	1,348
1,514	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	1,517
1,857	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,863
86	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	87
	Exeter Automobile Receivables Trust,
427	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	427
176	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	176

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
910	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	912
	Fifth Third Auto Trust,
843	Series 2013-1, Class A3, 0.880%, 10/16/17	845
1,008	Series 2013-A, Class A3, 0.610%, 09/15/17	1,008
1,333	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,339
	Flagship Credit Auto Trust,
1,393	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,392
1,040	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	1,041
	Ford Credit Auto Lease Trust,
522	Series 2013-B, Class A3, 0.760%, 09/15/16	523
1,002	Series 2014-B, Class A3, 0.890%, 09/15/17	1,003
	Ford Credit Auto Owner Trust,
34	Series 2012-B, Class A3, 0.720%, 12/15/16	34
187	Series 2012-D, Class A3, 0.510%, 04/15/17	187
425	Series 2013-B, Class A3, 0.570%, 10/15/17	425
573	Series 2013-C, Class A3, 0.820%, 12/15/17	574
983	Series 2013-D, Class A3, 0.670%, 04/15/18	983
1,423	Series 2014-B, Class A3, 0.900%, 10/15/18	1,425
1,101	Series 2014-C, Class A3, 1.060%, 05/15/19	1,104
668	Series 2015-A, Class A3, 1.280%, 09/15/19	671
658	Series 2015-B, Class A3, 1.160%, 11/15/19	658
995	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	1,002
45	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	45
1,420	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,414
963	GM Financial Automobile Leasing Trust, Series 2015-1, Class A3, 1.530%, 09/20/18	966
	GMAT Trust,
1,177	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,179
155	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	155
	Harley-Davidson Motorcycle Trust,
1,498	Series 2015-1, Class A3, 1.410%, 06/15/20	1,500
716	Series 2015-2, Class A3, 1.300%, 03/16/20	716
1,248	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	1,242
	Honda Auto Receivables Owner Trust,
286	Series 2012-1, Class A4, 0.970%, 04/16/18	286
463	Series 2013-1, Class A3, 0.480%, 11/21/16	462
503	Series 2013-2, Class A3, 0.530%, 02/16/17	503
1,298	Series 2013-4, Class A3, 0.690%, 09/18/17	1,299
2,326	Series 2014-1, Class A3, 0.670%, 11/21/17	2,326
806	Series 2015-1, Class A3, 1.050%, 10/15/18	807
	Huntington Auto Trust,
649	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	649
1	Series 2012-1, Class A3, 0.810%, 09/15/16	1
345	Series 2012-2, Class A3, 0.510%, 04/17/17	345
	Hyundai Auto Receivables Trust,
1,085	Series 2013-A, Class A3, 0.560%, 07/17/17	1,085
741	Series 2013-B, Class A3, 0.710%, 09/15/17	742
964	Series 2014-A, Class A3, 0.790%, 07/16/18	964
1,894	Series 2014-B, Class A3, 0.900%, 12/17/18	1,895
737	Series 2015-A, Class A3, 1.050%, 04/15/19	737
	John Deere Owner Trust,
83	Series 2012-B, Class A3, 0.530%, 07/15/16	83
799	Series 2013-A, Class A3, 0.600%, 03/15/17	800
1,429	Series 2014-B, Class A3, 1.070%, 11/15/18	1,432

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Mercedes-Benz Auto Receivables Trust,
130	Series 2012-1, Class A3, 0.470%, 10/17/16	130
708	Series 2013-1, Class A3, 0.780%, 08/15/17	709
	Nissan Auto Lease Trust,
346	Series 2013-B, Class A3, 0.750%, 06/15/16	346
931	Series 2014-A, Class A3, 0.800%, 02/15/17	932
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	918
516	Series 2013-A, Class A3, 0.500%, 05/15/17	516
1,260	Series 2013-C, Class A3, 0.670%, 08/15/18	1,260
1,280	Series 2014-A, Class A3, 0.720%, 08/15/18	1,280
559	Series 2014-B, Class A3, 1.110%, 05/15/19	560
	Oak Hill Advisors Residential Loan Trust,
1,071	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	1,075
1,028	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,029
	OneMain Financial Issuance Trust,
1,162	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,164
1,653	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,655
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,306
1,750	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,751
1,005	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	1,001
197	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	197
1,472	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	1,476
480	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.485%, 03/25/36	468
66	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 06/15/17	66
329	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	332
2,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,523
	Toyota Auto Receivables Owner Trust,
240	Series 2013-A, Class A3, 0.550%, 01/17/17	240
2,074	Series 2014-A, Class A3, 0.670%, 12/15/17	2,074
614	Series 2014-C, Class A3, 0.930%, 07/16/18	615
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.136%, 10/15/21 (e) (i)	877
	Truman Capital Mortgage Loan Trust,
830	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	829
550	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	549
511	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	511
1,236	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	1,236
1,403	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	1,403
760	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	762
	Volkswagen Auto Loan Enhanced Trust,
86	Series 2012-1, Class A3, 0.850%, 08/22/16	87
272	Series 2012-2, Class A3, 0.460%, 01/20/17	272
1,885	Series 2013-2, Class A3, 0.700%, 04/20/18	1,884
569	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	569
1,019	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,019
715	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	717
1,495	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,495
1,810	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,807
1,571	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,573
1,180	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,184
969	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	971
1,975	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,973

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
321	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	321
1,265	Westlake Automobile Receivables Trust, Series 2014-2A, Class A2, 0.970%, 10/16/17 (e)	1,265
437	World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 05/15/20	438
802	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.160%, 09/15/17	805

	Total Asset-Backed Securities (Cost $118,308)	118,561

Collateralized Mortgage Obligations — 17.5%
	Agency CMO — 16.9%
127	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	129
	Federal Home Loan Mortgage Corp. REMIC,
40	Series 1578, Class K, 6.900%, 09/15/23	45
318	Series 2110, Class PG, 6.000%, 01/15/29	364
11	Series 2355, Class BP, 6.000%, 09/15/16	12
18	Series 2391, Class QR, 5.500%, 12/15/16	19
19	Series 2427, Class LW, 6.000%, 03/15/17	19
50	Series 2436, Class MC, 7.000%, 04/15/32	57
61	Series 2441, Class GF, 6.500%, 04/15/32	71
316	Series 2505, Class D, 5.500%, 09/15/32	354
872	Series 2525, Class AM, 4.500%, 04/15/32	972
203	Series 2544, Class KE, 5.500%, 12/15/32	230
449	Series 2557, Class HL, 5.300%, 01/15/33	494
20	Series 2558, Class BD, 5.000%, 01/15/18	21
109	Series 2564, Class NK, 5.000%, 02/15/18	114
150	Series 2575, Class PE, 5.500%, 02/15/33	170
569	Series 2586, Class WG, 4.000%, 03/15/33	601
14	Series 2594, Class JB, 4.500%, 04/15/18	15
31	Series 2595, Class HJ, 5.000%, 03/15/23	33
506	Series 2596, Class QD, 4.000%, 03/15/33	542
351	Series 2611, Class KH, 5.000%, 05/15/18	366
622	Series 2621, Class QH, 5.000%, 05/15/33	695
778	Series 2624, Class QH, 5.000%, 06/15/33	873
1,804	Series 2626, Class JC, 5.000%, 06/15/23	1,976
1,694	Series 2632, Class AB, 4.500%, 06/15/18	1,763
26	Series 2648, Class BK, 5.000%, 07/15/33	28
56	Series 2649, Class PJ, 3.500%, 06/15/33	59
40	Series 2649, Class QH, 4.500%, 07/15/18	42
227	Series 2649, Class WB, 3.500%, 07/15/23	235
1,592	Series 2685, Class DT, 5.000%, 10/15/23	1,735
350	Series 2687, Class JH, 5.000%, 10/15/23	382
926	Series 2696, Class DG, 5.500%, 10/15/33	1,035
4	Series 2698, Class PG, 5.000%, 06/15/32	4
204	Series 2699, Class TC, 4.000%, 11/15/18	213
2,227	Series 2701, Class AC, 5.000%, 11/15/23	2,425
5	Series 2707, Class KJ, 5.000%, 11/15/18	5
5	Series 2709, Class PE, 5.000%, 12/15/22	5
170	Series 2725, Class TA, 4.500%, 12/15/33	193
1,141	Series 2733, Class ME, 5.000%, 01/15/34	1,274
79	Series 2744, Class TU, 5.500%, 05/15/32	82
10	Series 2750, Class JB, 4.500%, 02/15/19	10
458	Series 2752, Class JB, 4.500%, 02/15/19	479
192	Series 2760, Class KT, 4.500%, 09/15/32	196
598	Series 2764, Class UE, 5.000%, 10/15/32	626
416	Series 2768, Class PK, 5.000%, 03/15/34	441
28	Series 2770, Class EV, 4.500%, 09/15/28	28
150	Series 2773, Class OC, 5.000%, 04/15/19	162
1,031	Series 2804, Class AM, 5.000%, 03/15/34	1,061
50	Series 2827, Class TE, 5.000%, 04/15/33	51
185	Series 2828, Class JE, 4.500%, 07/15/19	194
41	Series 2843, Class BC, 5.000%, 08/15/19	43

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,214	Series 2852, Class NY, 5.000%, 09/15/33	2,249
384	Series 2864, Class NB, 5.500%, 07/15/33	408
356	Series 2875, Class HB, 4.000%, 10/15/19	372
29	Series 2888, Class CG, 5.000%, 08/15/33	30
19	Series 2896, Class VB, 5.000%, 12/15/25	19
850	Series 2899, Class HB, 4.000%, 12/15/19	888
219	Series 2910, Class BE, 4.500%, 12/15/19	229
293	Series 2920, Class KT, 4.500%, 01/15/20	306
266	Series 2929, Class KG, 4.500%, 02/15/20	278
854	Series 2934, Class KG, 5.000%, 02/15/35	915
85	Series 2950, Class JA, 4.500%, 03/15/20	88
347	Series 2957, Class VW, 5.000%, 08/15/24	350
2,250	Series 2960, Class JH, 5.500%, 04/15/35	2,515
159	Series 2968, Class MD, 5.500%, 12/15/33	165
292	Series 2981, Class BC, 4.500%, 05/15/20	305
606	Series 2987, Class KG, 5.000%, 12/15/34	612
75	Series 2988, Class TY, 5.500%, 06/15/25	84
1,862	Series 2989, Class TG, 5.000%, 06/15/25	2,022
37	Series 2993, Class PM, 4.500%, 05/15/35	38
44	Series 3017, Class MK, 5.000%, 12/15/34	46
239	Series 3028, Class ME, 5.000%, 02/15/34	245
130	Series 3036, Class TE, 5.500%, 12/15/34	135
139	Series 3037, Class ND, 5.000%, 01/15/34	140
123	Series 3057, Class PE, 5.500%, 11/15/34	126
6	Series 3059, Class CE, 5.000%, 02/15/34	6
193	Series 3062, Class HE, 5.000%, 01/15/34	194
5	Series 3067, Class PK, 5.500%, 05/15/34	5
59	Series 3077, Class TO, PO, 04/15/35	54
42	Series 3078, Class PD, 5.500%, 07/15/34	43
159	Series 3082, Class PW, 5.500%, 12/15/35	181
3,833	Series 3084, Class BH, 5.500%, 12/15/35	4,330
203	Series 3087, Class KX, 5.500%, 12/15/25	225
3,509	Series 3098, Class KG, 5.500%, 01/15/36	3,945
3,057	Series 3102, Class CE, 5.500%, 01/15/26	3,415
202	Series 3117, Class PL, 5.000%, 08/15/34	203
84	Series 3121, Class JD, 5.500%, 03/15/26	94
286	Series 3123, Class HT, 5.000%, 03/15/26	314
169	Series 3136, Class CO, PO, 04/15/36	162
128	Series 3145, Class AJ, 5.500%, 04/15/36	145
1,120	Series 3150, Class EQ, 5.000%, 05/15/26	1,228
210	Series 3200, Class PO, PO, 08/15/36	193
397	Series 3204, Class NV, 5.000%, 08/15/17	400
540	Series 3219, Class PD, 6.000%, 11/15/35	565
170	Series 3270, Class AT, 5.500%, 01/15/37	192
69	Series 3271, Class PB, 6.000%, 12/15/35	70
25	Series 3272, Class PA, 6.000%, 02/15/37	29
80	Series 3289, Class ND, 5.500%, 06/15/35	82
3,976	Series 3294, Class DB, 4.500%, 03/15/22	4,173
133	Series 3337, Class MD, 5.500%, 06/15/27	150
202	Series 3348, Class HT, 6.000%, 07/15/37	231
925	Series 3349, Class HE, 5.500%, 07/15/36	974
74	Series 3372, Class BD, 4.500%, 10/15/22	78
350	Series 3493, Class LA, 4.000%, 10/15/23	364
49	Series 3508, Class PK, 4.000%, 02/15/39	49
62	Series 3513, Class A, 4.500%, 02/15/39	65
652	Series 3521, Class B, 4.000%, 04/15/24	702
180	Series 3544, Class BC, 4.000%, 06/15/24	192
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,671
3,534	Series 3562, Class JC, 4.000%, 08/15/24	3,782

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,517	Series 3563, Class BD, 4.000%, 08/15/24	2,681
91	Series 3563, Class LB, 4.000%, 08/15/29	97
265	Series 3571, Class MY, 4.000%, 09/15/24	288
2,665	Series 3575, Class EB, 4.000%, 09/15/24	2,834
4,039	Series 3577, Class B, 4.000%, 09/15/24	4,291
630	Series 3578, Class KB, 4.000%, 09/15/24	666
179	Series 3593, Class PC, 5.000%, 05/15/38	183
763	Series 3605, Class NB, 5.500%, 06/15/37	796
31	Series 3652, Class A, 4.500%, 11/15/24	32
472	Series 3653, Class B, 4.500%, 04/15/30	512
3,068	Series 3653, Class HJ, 5.000%, 04/15/40	3,417
135	Series 3659, Class BD, 5.000%, 01/15/37	144
530	Series 3659, Class VG, 5.000%, 09/15/34	596
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,646
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,411
126	Series 3688, Class GT, VAR, 7.203%, 11/15/46	149
260	Series 3715, Class PC, 4.500%, 08/15/40	284
1,503	Series 3740, Class BP, 4.500%, 04/15/38	1,595
359	Series 3747, Class HI, IO, 4.500%, 07/15/37	26
1,047	Series 3747, Class PA, 4.000%, 04/15/38	1,116
199	Series 3755, Class ML, 5.500%, 06/15/29	214
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,840
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,350
790	Series 3797, Class PA, 4.500%, 08/15/39	823
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,761
2,260	Series 3819, Class ZQ, 6.000%, 04/15/36	2,565
500	Series 3824, Class EY, 3.500%, 03/15/31	536
2,389	Series 3827, Class BM, 5.500%, 08/15/39	2,599
1,102	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,217
2,800	Series 3874, Class DW, 3.500%, 06/15/21	3,007
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,705
821	Series 3898, Class KH, 3.500%, 06/15/26	870
1,930	Series 3904, Class EC, 2.000%, 08/15/40	1,924
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,723
600	Series 3955, Class HB, 3.000%, 12/15/40	617
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,536
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,882
319	Series 4026, Class MQ, 4.000%, 04/15/42	341
787	Series 4085, Class FB, VAR, 0.586%, 01/15/39	790
3,850	Series 4219, Class JA, 3.500%, 08/15/39	4,075
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,681
2,815	Series 4337, Class VJ, 3.500%, 06/15/27	3,005
	Federal Home Loan Mortgage Corp. STRIPS,
2,116	Series 262, Class 35, 3.500%, 07/15/42	2,205
3,288	Series 279, Class F6, VAR, 0.636%, 09/15/42	3,289
	Federal National Mortgage Association — ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,859
2,534	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,617
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,867
3,953	Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	3,988
3,500	Series 2014-M1, Class A2, VAR, 3.324%, 07/25/23	3,687
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,340
3,100	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	3,324
544	Series 2014-M6, Class FA, VAR, 0.468%, 12/25/17	545
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,944
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,845
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,023
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,596

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,530
	Federal National Mortgage Association REMIC,
416	Series 1997-57, Class PN, 5.000%, 09/18/27	448
70	Series 1999-51, Class PH, 6.000%, 10/25/29	72
182	Series 2001-63, Class TC, 6.000%, 12/25/31	205
448	Series 2001-81, Class HE, 6.500%, 01/25/32	521
11	Series 2002-24, Class AJ, 6.000%, 04/25/17	11
432	Series 2002-75, Class GB, 5.500%, 11/25/32	466
164	Series 2002-85, Class PE, 5.500%, 12/25/32	183
181	Series 2003-5, Class EQ, 5.500%, 02/25/23	200
105	Series 2003-21, Class OU, 5.500%, 03/25/33	118
1	Series 2003-22, Class UH, 4.000%, 12/25/32	1
130	Series 2003-23, Class CH, 5.000%, 04/25/33	145
800	Series 2003-26, Class EB, 3.500%, 04/25/33	838
455	Series 2003-41, Class BK, 5.000%, 05/25/18	475
215	Series 2003-48, Class TC, 5.000%, 06/25/23	234
187	Series 2003-55, Class HY, 5.000%, 06/25/23	203
358	Series 2003-63, Class YB, 5.000%, 07/25/33	390
566	Series 2003-69, Class N, 5.000%, 07/25/33	619
342	Series 2003-80, Class QG, 5.000%, 08/25/33	381
209	Series 2003-84, Class GE, 4.500%, 09/25/18	219
363	Series 2003-85, Class QD, 5.500%, 09/25/33	407
241	Series 2003-86, Class VH, 5.500%, 04/25/22	243
51	Series 2003-87, Class TJ, 4.500%, 09/25/18	53
124	Series 2003-94, Class CE, 5.000%, 10/25/33	133
1,319	Series 2003-129, Class ME, 5.000%, 08/25/23	1,376
6	Series 2003-131, Class CG, 5.500%, 05/25/33	6
191	Series 2003-134, Class MH, 5.000%, 06/25/33	200
791	Series 2004-44, Class KT, 6.000%, 06/25/24	877
266	Series 2004-53, Class NC, 5.500%, 07/25/24	294
557	Series 2004-70, Class EB, 5.000%, 10/25/24	606
25	Series 2004-81, Class HA, 4.250%, 10/25/24	26
664	Series 2005-5, Class CK, 5.000%, 01/25/35	706
609	Series 2005-22, Class HE, 5.000%, 10/25/33	614
1,595	Series 2005-29, Class WC, 4.750%, 04/25/35	1,746
475	Series 2005-33, Class QD, 5.000%, 01/25/34	494
294	Series 2005-48, Class TD, 5.500%, 06/25/35	339
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,125
154	Series 2005-58, Class EP, 5.500%, 07/25/35	169
118	Series 2005-62, Class CP, 4.750%, 07/25/35	126
230	Series 2005-68, Class BE, 5.250%, 08/25/35	278
496	Series 2005-68, Class PG, 5.500%, 08/25/35	552
182	Series 2005-86, Class AX, 5.500%, 10/25/35	187
66	Series 2005-86, Class WD, 5.000%, 03/25/34	67
63	Series 2005-99, Class AE, 5.500%, 12/25/35	67
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,491
764	Series 2005-110, Class GL, 5.500%, 12/25/35	872
49	Series 2005-110, Class MB, 5.500%, 09/25/35	52
21	Series 2005-116, Class PB, 6.000%, 04/25/34	22
20	Series 2005-121, Class V, 4.500%, 06/25/29	20

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
105	Series 2006-7, Class TD, 6.000%, 04/25/35	106
612	Series 2006-22, Class CE, 4.500%, 08/25/23	657
14	Series 2006-30, Class GA, 5.500%, 07/25/20	14
106	Series 2006-41, Class MC, 5.500%, 07/25/35	110
47	Series 2006-44, Class OG, 5.500%, 12/25/34	47
167	Series 2006-45, Class NW, 5.500%, 01/25/35	168
180	Series 2006-49, Class PA, 6.000%, 06/25/36	209
281	Series 2006-53, Class CM, 5.000%, 01/25/35	282
394	Series 2006-56, Class PF, VAR, 0.535%, 07/25/36	397
4	Series 2006-57, Class PD, 5.500%, 01/25/35	4
363	Series 2006-65, Class TE, 5.500%, 05/25/35	371
800	Series 2006-114, Class HE, 5.500%, 12/25/36	903
100	Series 2007-33, Class HE, 5.500%, 04/25/37	112
38	Series 2007-65, Class KI, IF, IO, 6.435%, 07/25/37	5
483	Series 2007-71, Class GB, 6.000%, 07/25/37	553
480	Series 2007-71, Class KP, 5.500%, 07/25/37	530
629	Series 2007-76, Class PK, 6.000%, 06/25/36	641
118	Series 2007-77, Class TD, 5.500%, 01/25/36	120
266	Series 2007-113, Class DB, 4.500%, 12/25/22	282
312	Series 2008-65, Class CD, 4.500%, 08/25/23	330
47	Series 2008-68, Class VK, 5.500%, 03/25/27	47
2,258	Series 2008-70, Class BY, 4.000%, 08/25/23	2,354
66	Series 2008-72, Class BX, 5.500%, 08/25/38	75
24	Series 2008-74, Class B, 5.500%, 09/25/38	27
54	Series 2009-37, Class KI, IF, IO, 5.815%, 06/25/39	8
317	Series 2009-39, Class LB, 4.500%, 06/25/29	344
1,457	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,644
205	Series 2009-71, Class MB, 4.500%, 09/25/24	219
2,874	Series 2009-71, Class XB, 5.000%, 03/25/38	2,972
123	Series 2009-78, Class J, 5.000%, 09/25/19	128
49	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	9
121	Series 2009-86, Class OT, PO, 10/25/37	110
6	Series 2009-86, Class PC, 5.000%, 03/25/37	6
2,987	Series 2009-92, Class AD, 6.000%, 11/25/39	3,367
84	Series 2009-96, Class CB, 4.000%, 11/25/49	87
455	Series 2009-96, Class DB, 4.000%, 11/25/29	489
366	Series 2009-112, Class ST, IF, IO, 6.065%, 01/25/40	56
120	Series 2010-9, Class MD, 5.000%, 02/25/38	132
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,283
500	Series 2010-28, Class DE, 5.000%, 04/25/30	559
196	Series 2010-35, Class SB, IF, IO, 6.235%, 04/25/40	35
4,346	Series 2010-37, Class CY, 5.000%, 04/25/40	4,849
700	Series 2010-41, Class DC, 4.500%, 05/25/25	762
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,640
163	Series 2010-54, Class EA, 4.500%, 06/25/40	175
170	Series 2010-56, Class BD, 5.000%, 12/25/38	176
33	Series 2010-64, Class DM, 5.000%, 06/25/40	37
31	Series 2010-64, Class EH, 5.000%, 10/25/35	31
557	Series 2010-71, Class HJ, 5.500%, 07/25/40	637
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,322

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
253	Series 2010-111, Class AE, 5.500%, 04/25/38	271
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,275
1,935	Series 2010-135, Class HE, 3.000%, 01/25/21	1,986
682	Series 2011-22, Class MA, 6.500%, 04/25/38	764
1,788	Series 2011-39, Class ZA, 6.000%, 11/25/32	2,012
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,076
500	Series 2011-50, Class LP, 4.000%, 06/25/41	535
2,582	Series 2011-61, Class V, 4.500%, 08/25/22	2,668
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,201
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,021
655	Series 2012-103, Class DA, 3.500%, 10/25/41	682
1,629	Series 2012-137, Class CF, VAR, 0.485%, 08/25/41	1,624
2,438	Series 2013-83, Class CA, 3.500%, 10/25/37	2,597
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,624
	Federal National Mortgage Association STRIPS,
70	Series 293, Class 1, PO, 12/25/24	69
123	Series 314, Class 1, PO, 07/25/31	118
	Government National Mortgage Association,
80	Series 2002-44, Class JC, 6.000%, 07/20/32	92
703	Series 2002-79, Class KL, 5.500%, 11/20/32	790
199	Series 2003-10, Class KJ, 5.500%, 02/20/33	228
685	Series 2003-29, Class PD, 5.500%, 04/16/33	771
471	Series 2003-33, Class NE, 5.500%, 04/16/33	523
83	Series 2003-40, Class TD, 5.000%, 03/20/33	85
260	Series 2003-65, Class AP, 5.500%, 08/20/33	293
1,018	Series 2003-77, Class TK, 5.000%, 09/16/33	1,133
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,910
62	Series 2004-54, Class BG, 5.500%, 07/20/34	71
18	Series 2004-75, Class NG, 5.500%, 09/20/33	18
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,026
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,050
450	Series 2005-11, Class PL, 5.000%, 02/20/35	502
2,422	Series 2005-26, Class XY, 5.500%, 03/20/35	2,726
691	Series 2005-33, Class AY, 5.500%, 04/16/35	796
235	Series 2005-49, Class B, 5.500%, 06/20/35	263
552	Series 2005-51, Class DC, 5.000%, 07/20/35	600
87	Series 2005-56, Class BD, 5.000%, 07/20/35	97
40	Series 2006-7, Class ND, 5.500%, 08/20/35	46
31	Series 2006-38, Class SG, IF, IO, 6.466%, 09/20/33	—	(h)
61	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	9
617	Series 2007-37, Class LB, 5.500%, 06/16/37	708
467	Series 2007-79, Class BL, 5.750%, 08/20/37	534
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	508
1,007	Series 2008-9, Class PW, 5.250%, 02/20/38	1,135
375	Series 2008-23, Class YA, 5.250%, 03/20/38	414
1,423	Series 2008-33, Class PB, 5.500%, 04/20/38	1,629
293	Series 2008-34, Class PG, 5.250%, 04/20/38	333
382	Series 2008-35, Class NF, 5.000%, 04/20/38	426
534	Series 2008-38, Class BE, 5.000%, 07/16/36	562
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,153

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
324	Series 2008-43, Class NB, 5.500%, 05/20/38	367
925	Series 2008-56, Class PX, 5.500%, 06/20/38	1,049
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,480
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,452
9	Series 2008-62, Class SA, IF, IO, 5.966%, 07/20/38	1
271	Series 2008-76, Class US, IF, IO, 5.716%, 09/20/38	40
265	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	50
412	Series 2009-14, Class AG, 4.500%, 03/20/39	445
84	Series 2009-15, Class NA, 5.000%, 12/20/38	89
68	Series 2009-61, Class AP, 4.000%, 08/20/39	72
644	Series 2009-72, Class SM, IF, IO, 6.067%, 08/16/39	105
434	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	71
175	Series 2010-7, Class EA, 5.000%, 06/16/38	196
114	Series 2010-14, Class QP, 6.000%, 12/20/39	121
438	Series 2010-130, Class BD, 4.000%, 12/20/39	471
522	Series 2010-157, Class OP, PO, 12/20/40	453
2,705	Series 2011-97, Class WA, VAR, 6.096%, 11/20/38	3,078
2,322	Series 2014-H11, Class VA, VAR, 0.678%, 06/20/64	2,321
1,069	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,219

		290,830

	Non-Agency CMO — 0.6%
156	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	161
886	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.825%, 07/25/34	848
42	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	43
	Citigroup Mortgage Loan Trust, Inc.,
55	Series 2003-1, Class 3A4, 5.250%, 09/25/33	57
107	Series 2004-HYB4, Class WA, VAR, 2.531%, 12/25/34	106
508	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	516
63	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	64
27	CSMC, Series 2010-1R, Class 5A1, VAR, 4.955%, 01/27/36 (e)	28
381	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	397
396	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	409
	JP Morgan Mortgage Trust,
1,232	Series 2006-A2, Class 5A3, VAR, 2.432%, 11/25/33	1,234
202	Series 2007-A1, Class 5A5, VAR, 2.556%, 07/25/35	205
320	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.666%, 04/21/34	322
25	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	26
290	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	308
	Merrill Lynch Mortgage Investors Trust,
376	Series 2003-F, Class A1, VAR, 0.825%, 10/25/28	367
441	Series 2004-B, Class A1, VAR, 0.685%, 05/25/29	428
104	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.686%, 04/25/34	110
146	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	154
17	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	17
31	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	32
925	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.484%, 12/20/34	898
	Springleaf Mortgage Loan Trust,
175	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	175
656	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	655
389	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.886%, 01/19/34	376

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
658	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 1.966%, 12/25/44	654
	WaMu Mortgage Pass-Through Certificates Trust,
389	Series 2003-AR11, Class A6, VAR, 2.422%, 10/25/33	393
11	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	11
424	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	417
1,304	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	1,309

		10,720

	Total Collateralized Mortgage Obligations (Cost $297,162)	301,550

Commercial Mortgage-Backed Securities — 2.6%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,326
	Banc of America Commercial Mortgage Trust,
1,847	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,909
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,175
179	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	179
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,439
— (h)	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	—	(h)
41	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	43
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,806
2,102	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.819%, 07/10/38	2,166
	DBRR Trust,
79	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	79
806	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	810
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, 3.320%, 02/25/23	2,181
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,294
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,065
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,078
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,367
	JP Morgan Chase Commercial Mortgage Securities Trust,
798	Series 2005-CB11, Class AJ, VAR, 5.402%, 08/12/37	798
844	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	870
1,223	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,297
25,023	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.607%, 12/12/49 (e)	202
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,324
	Morgan Stanley Capital I Trust,
45,120	Series 2007-HQ11, Class X, IO, VAR, 0.214%, 02/12/44 (e)	140
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	619
533	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	532
229	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	234
795	RAIT Trust, Series 2015-FL4, Class A, VAR, 1.535%, 04/15/18 (e)	795
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	907
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,101
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,543
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,937

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,416	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.267%, 12/15/44	1,425
228	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	228
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,904

	Total Commercial Mortgage-Backed Securities (Cost $43,776)	43,773

Corporate Bonds — 27.9%
	Consumer Discretionary — 2.0%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	141
1,135	4.250%, 03/01/21	1,224
40	5.000%, 03/30/20	44

		1,409

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,109
153	2.250%, 03/02/20 (e)	152
584	2.625%, 09/15/16 (e)	596

		2,857

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,251

	Internet & Catalog Retail — 0.1%
1,217	Amazon.com, Inc., 3.300%, 12/05/21	1,252

	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	35
600	7.430%, 10/01/26	756
400	7.600%, 10/11/15	409
200	7.700%, 10/30/25	263
	CBS Corp.,
781	3.700%, 08/15/24	774
238	Series 10YR, 3.500%, 01/15/25	232
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	516
	Comcast Corp.,
400	5.700%, 07/01/19	461
335	5.900%, 03/15/16	349
335	6.500%, 01/15/17	364
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,060	3.800%, 03/15/22	1,090
360	4.450%, 04/01/24	378
172	5.000%, 03/01/21	189
422	Discovery Communications LLC, 4.375%, 06/15/21	451
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,988
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,812
800	4.300%, 11/23/23	857
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	59
3,425	8.750%, 02/14/19	4,087
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	633
	Time Warner, Inc.,
400	3.400%, 06/15/22	408
200	3.550%, 06/01/24	200
1,715	4.050%, 12/15/23	1,802
	Viacom, Inc.,
700	3.125%, 06/15/22	682
189	3.250%, 03/15/23	183
361	3.875%, 12/15/21	372
300	3.875%, 04/01/24	299
750	4.250%, 09/01/23	776
35	6.250%, 04/30/16	37
806	Walt Disney Co. (The), 1.100%, 12/01/17	807

		21,269

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
200	3.625%, 06/01/24	205
1,240	7.450%, 07/15/17	1,394
175	Nordstrom, Inc., 4.000%, 10/15/21	189
868	Target Corp., 3.500%, 07/01/24	904

		2,692

	Specialty Retail — 0.2%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	267
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	538
450	2.700%, 04/01/23	451
986	3.750%, 02/15/24	1,050

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
1,004	Lowe’s Cos., Inc., 3.125%, 09/15/24	1,023

		3,329

	Total Consumer Discretionary	34,059

	Consumer Staples — 1.9%
	Beverages — 0.5%
2,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	2,082
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	890
1,000	1.800%, 09/01/16	1,015
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,006
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,261
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,515

		7,769

	Food & Staples Retailing — 0.5%
644	Costco Wholesale Corp., 2.250%, 02/15/22	638
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,082
800	4.000%, 12/05/23	840
	Kroger Co. (The),
92	5.400%, 07/15/40	106
700	6.150%, 01/15/20	812
1,000	6.400%, 08/15/17	1,106
222	Sysco Corp., 3.000%, 10/02/21	226
469	Walgreen Co., 3.100%, 09/15/22	465
1,057	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,069
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,645
200	3.300%, 04/22/24	206
930	3.625%, 07/08/20	1,004

		9,199

	Food Products — 0.7%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,455
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	937
400	6.000%, 11/27/17 (e)	444
1,000	7.350%, 03/06/19 (e)	1,198
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,133
100	5.650%, 02/15/19	113
	Kellogg Co.,
513	3.250%, 05/21/18	536
1,606	4.000%, 12/15/20	1,728
	Kraft Foods Group, Inc.,
1,419	3.500%, 06/06/22	1,449
310	5.375%, 02/10/20	349
425	6.875%, 01/26/39	528
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,703
171	Tyson Foods, Inc., 2.650%, 08/15/19	174

		12,747

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	198
1,800	2.400%, 06/01/23	1,764
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,819

		3,781

	Total Consumer Staples	33,496

	Energy — 2.7%
	Energy Equipment & Services — 0.5%
199	Cameron International Corp., 4.000%, 12/15/23	203
150	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	145
	Halliburton Co.,
350	3.500%, 08/01/23	361
550	6.150%, 09/15/19	640
750	8.750%, 02/15/21	979
800	Nabors Industries, Inc., 4.625%, 09/15/21	807
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,456
	Noble Holding International Ltd., (Cayman Islands),
719	3.950%, 03/15/22	663
172	4.000%, 03/16/18	177
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	243
737	3.650%, 12/01/23	776
	Transocean, Inc., (Cayman Islands),
500	4.300%, 10/15/22	399
442	6.375%, 12/15/21	416
578	6.500%, 11/15/20	551

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
460	7.375%, 04/15/18	481

		8,297

	Oil, Gas & Consumable Fuels — 2.2%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	975
400	Apache Corp., 6.900%, 09/15/18	462
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,022
317	2.750%, 05/10/23	309
712	3.245%, 05/06/22	724
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,192
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	862
500	5.900%, 02/01/18	550
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,202
	Chevron Corp.,
1,000	2.355%, 12/05/22	974
285	3.191%, 06/24/23	292
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	873
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	495
	Devon Energy Corp.,
725	3.250%, 05/15/22	727
1,250	6.300%, 01/15/19	1,422
467	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	440
537	Energy Transfer Partners LP, 3.600%, 02/01/23	523
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	281
633	4.150%, 06/01/25	634
	Enterprise Products Operating LLC,
101	3.700%, 02/15/26	102
263	3.900%, 02/15/24	272
240	EOG Resources, Inc., 2.625%, 03/15/23	237
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,186
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,388
964	Marathon Petroleum Corp., 3.625%, 09/15/24	974
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	141
441	2.700%, 02/15/23	434
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,826
1,000	Petrobras Global Finance B.V., (Netherlands), 3.500%, 02/06/17	996
500	Petrobras International Finance Co. S.A., (Netherlands), 7.875%, 03/15/19	534
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26 (e)	729
270	4.875%, 01/18/24	282
173	Phillips 66, 4.300%, 04/01/22	186
	Plains All American Pipeline LP/PAA Finance Corp.,
705	2.600%, 12/15/19	707
575	3.650%, 06/01/22	590
300	3.850%, 10/15/23	303
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	473
50	6.200%, 04/15/18	55
710	8.000%, 10/01/19	852
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,150
1,200	3.125%, 08/17/17	1,252
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	357
200	6.100%, 06/01/18	224
	Sunoco Logistics Partners Operations LP,
156	4.250%, 04/01/24	158
700	5.500%, 02/15/20	782
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,098
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	810
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	140
200	2.700%, 01/25/23	197
	Total Capital S.A., (France),
240	2.300%, 03/15/16	243
1,003	4.125%, 01/28/21	1,096
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	442
2,345	3.750%, 10/16/23	2,426
300	7.125%, 01/15/19	351

		37,952

	Total Energy	46,249

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 10.3%
	Banks — 4.2%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,661
	Bank of America Corp.,
53	3.300%, 01/11/23	53
360	3.625%, 03/17/16	368
1,154	4.000%, 01/22/25	1,150
737	4.100%, 07/24/23	773
780	5.000%, 05/13/21	869
865	5.625%, 07/01/20	989
600	6.400%, 08/28/17	661
427	6.500%, 08/01/16	453
2,000	6.875%, 04/25/18	2,278
2,600	7.625%, 06/01/19	3,118
585	Series L, 5.650%, 05/01/18	645
	Bank of Montreal, (Canada),
1,162	1.400%, 09/11/17	1,168
558	2.375%, 01/25/19	568
100	2.550%, 11/06/22	99
	Bank of Nova Scotia (The), (Canada),
1,500	1.450%, 04/25/18	1,500
500	2.550%, 01/12/17	512
630	2.800%, 07/21/21	643
952	Barclays plc, (United Kingdom), 3.650%, 03/16/25	932
	BB&T Corp.,
166	2.050%, 06/19/18	168
500	2.450%, 01/15/20	503
705	3.200%, 03/15/16	718
60	3.950%, 04/29/16	62
500	5.200%, 12/23/15	512
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	522
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,345
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	1,000
845	1.800%, 02/05/18	845
484	3.750%, 06/16/24	499
202	5.375%, 08/09/20	229
5,400	8.500%, 05/22/19	6,662
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	114
903	3.875%, 02/08/22	962
447	Discover Bank, 4.200%, 08/08/23	459
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,408
	Fifth Third Bancorp,
470	2.300%, 03/01/19	474
1,400	3.625%, 01/25/16	1,425
	Fifth Third Bank,
250	2.375%, 04/25/19	253
425	2.875%, 10/01/21	427
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	521
1,000	3.500%, 06/28/15 (e)	1,003
1,100	4.750%, 01/19/21 (e)	1,229
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	834
1,100	5.100%, 04/05/21	1,246
	KeyCorp,
807	2.300%, 12/13/18	818
850	5.100%, 03/24/21	958
813	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	815
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,122
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	926
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,025
100	National City Corp., 6.875%, 05/15/19	117
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	647
	PNC Funding Corp.,
50	5.125%, 02/08/20	57
50	5.250%, 11/15/15	51
50	5.625%, 02/01/17	54
725	6.700%, 06/10/19	854
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,303
1,193	2.000%, 10/01/18	1,212
600	2.200%, 07/27/18	612
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	444
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,944
	SunTrust Banks, Inc.,
1,500	2.750%, 05/01/23	1,472

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
800	3.600%, 04/15/16	816
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	725
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	404
1,041	2.500%, 07/14/16	1,062
	U.S. Bancorp,
307	1.650%, 05/15/17	311
500	2.200%, 04/25/19	509
60	2.450%, 07/27/15	60
215	2.950%, 07/15/22	216
732	4.125%, 05/24/21	804
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,091
3,895	5.750%, 02/01/18	4,329
	Wells Fargo & Co.,
428	2.150%, 01/15/19	434
1,000	3.000%, 01/22/21	1,028
368	3.000%, 02/19/25	360
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,109
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	507

		72,056

	Capital Markets — 2.1%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,299
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
1,440	4.150%, 02/01/21	1,573
155	4.600%, 01/15/20	172
80	Series 1, 2.950%, 06/18/15	80
200	BlackRock, Inc., 6.250%, 09/15/17	223
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	516
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	552
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Credit Suisse, (Switzerland),
833	1.750%, 01/29/18	834
520	3.625%, 09/09/24	529
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	81
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	611
350	6.000%, 09/01/17	384
	Goldman Sachs Group, Inc. (The),
90	3.625%, 02/07/16	92
500	3.625%, 01/22/23	510
112	3.700%, 08/01/15	113
196	5.250%, 07/27/21	221
900	5.375%, 03/15/20	1,011
5,150	7.500%, 02/15/19	6,103
1,195	Series D, 6.000%, 06/15/20	1,379
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,134
	Macquarie Bank Ltd., (Australia),
1,000	2.000%, 08/15/16 (e)	1,011
291	2.600%, 06/24/19 (e)	295
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	921
	Morgan Stanley,
600	2.650%, 01/27/20	606
323	3.450%, 11/02/15	327
880	4.350%, 09/08/26	895
622	5.000%, 11/24/25	672
1,000	5.450%, 01/09/17	1,063
331	5.500%, 07/24/20	377
2,500	5.625%, 09/23/19	2,828
510	5.750%, 01/25/21	589
1,700	7.300%, 05/13/19	2,015
275	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	280
	State Street Corp.,
1,724	3.100%, 05/15/23	1,734
1,154	3.700%, 11/20/23	1,223
	UBS AG, (Switzerland),
350	4.875%, 08/04/20	394
928	5.750%, 04/25/18	1,034

		35,815

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	440
	American Express Co.,
200	6.150%, 08/28/17	220
1,820	7.000%, 03/19/18	2,081
	American Honda Finance Corp.,
250	2.250%, 08/15/19	254
1,450	7.625%, 10/01/18 (e)	1,727
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
510	2.750%, 08/20/21	522
900	2.850%, 06/01/22	909
675	7.150%, 02/15/19	803
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	485
792	2.375%, 03/12/19	798
627	3.000%, 06/12/17	643
757	3.984%, 06/15/16	778
240	4.207%, 04/15/16	246
460	HSBC Finance Corp., 5.000%, 06/30/15	462
	John Deere Capital Corp.,
65	1.700%, 01/15/20	64
650	3.150%, 10/15/21	679
753	1.050%, 10/11/16	757
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,175
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	598
1,400	2.200%, 09/15/19	1,418
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	431
1,700	2.000%, 09/15/16	1,727
800	2.625%, 01/10/23	801

		18,197

	Diversified Financial Services — 1.1%
1,666	CME Group, Inc., 3.000%, 09/15/22	1,705
400	Countrywide Financial Corp., 6.250%, 05/15/16	418
	General Electric Capital Corp.,
636	1.600%, 11/20/17	642
200	2.100%, 12/11/19	203
337	2.250%, 11/09/15	340
125	4.375%, 09/16/20	138
6,700	4.625%, 01/07/21	7,498
331	5.300%, 02/11/21	381
1,845	5.500%, 01/08/20	2,125
80	5.625%, 09/15/17	88
605	5.625%, 05/01/18	677
70	5.875%, 01/14/38	88
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,601
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	833
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	44
150	3.400%, 08/12/23	156
1,555	4.300%, 09/22/19	1,711
40	4.375%, 03/25/20	44

		18,692

	Insurance — 1.1%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,884
651	Allstate Corp. (The), 3.150%, 06/15/23	666
	American International Group, Inc.,
282	4.125%, 02/15/24	298
536	4.875%, 06/01/22	598
	Aon Corp.,
621	3.125%, 05/27/16	634
94	3.500%, 09/30/15	95
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	324
267	2.450%, 12/15/15	270
2,160	5.400%, 05/15/18	2,414
61	Chubb Corp. (The), 5.750%, 05/15/18	69
	CNA Financial Corp.,
445	3.950%, 05/15/24	455
415	5.875%, 08/15/20	478
420	6.500%, 08/15/16	446
	Liberty Mutual Group, Inc.,
950	4.950%, 05/01/22 (e)	1,037
900	5.000%, 06/01/21 (e)	991
	Lincoln National Corp.,
96	4.200%, 03/15/22	103
768	4.850%, 06/24/21	853
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	827
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,237
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	710
1,600	3.000%, 01/10/23 (e)	1,603
400	3.125%, 01/11/16 (e)	406
426	3.875%, 04/11/22 (e)	455
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	322
1,024	2.150%, 06/18/19 (e)	1,034
471	Principal Financial Group, Inc., 3.125%, 05/15/23	466

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	204

		18,879

	Real Estate Investment Trusts (REITs) — 0.8%
360	American Tower Corp., 3.500%, 01/31/23	355
909	Boston Properties LP, 3.800%, 02/01/24	945
672	Duke Realty LP, 3.875%, 02/15/21	705
600	Equity Commonwealth, 6.650%, 01/15/18	648
1,752	ERP Operating LP, 4.625%, 12/15/21	1,935
	HCP, Inc.,
1,052	2.625%, 02/01/20	1,051
469	3.875%, 08/15/24	471
577	4.250%, 11/15/23	594
	Health Care REIT, Inc.,
2,007	4.500%, 01/15/24	2,130
600	5.250%, 01/15/22	667
457	Prologis LP, 4.250%, 08/15/23	484
	Realty Income Corp.,
600	3.250%, 10/15/22	595
400	3.875%, 07/15/24	410
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,320
200	6.125%, 05/30/18	227
	Ventas Realty LP,
90	3.500%, 02/01/25	89
470	3.750%, 05/01/24	475

		13,101

	Total Financials	176,740

	Health Care — 1.5%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,170
1,350	4.100%, 06/15/21	1,454
	Celgene Corp.,
1,000	3.250%, 08/15/22	1,014
700	3.950%, 10/15/20	753

		4,391

	Health Care Equipment & Supplies — 0.2%
562	Baxter International, Inc., 2.400%, 08/15/22	538
246	Becton, Dickinson & Co., 2.675%, 12/15/19	250
2,400	Medtronic, Inc., 3.500%, 03/15/25 (e)	2,457

		3,245

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	385
700	Anthem, Inc., 3.300%, 01/15/23	702
	McKesson Corp.,
96	0.950%, 12/04/15	96
150	2.700%, 12/15/22	146
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,430
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	365
145	2.875%, 12/15/21	147
1,500	2.875%, 03/15/23	1,507
187	3.375%, 11/15/21	196
255	4.700%, 02/15/21	287
100	WellPoint, Inc., 2.375%, 02/15/17	102

		5,363

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	441

	Pharmaceuticals — 0.7%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,284
316	Actavis Funding SCS, (Luxembourg), 3.450%, 03/15/22	319
250	Actavis, Inc., 3.250%, 10/01/22	247
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,168
555	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	609
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,868
857	Johnson & Johnson, 3.375%, 12/05/23	906
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,404
215	2.350%, 02/10/22	212
1,800	Mylan, Inc., 2.600%, 06/24/18	1,823
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,201
498	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	514
174	Zoetis, Inc., 1.875%, 02/01/18	174

		11,729

	Total Health Care	25,169

	Industrials — 2.7%
	Aerospace & Defense — 0.5%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	892

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
	Boeing Co. (The),
540	4.875%, 02/15/20	615
750	7.950%, 08/15/24	1,050
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,938
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,341
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	401
850	4.250%, 11/15/19	933
325	Northrop Grumman Corp., 5.050%, 08/01/19	362
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,475
476	Raytheon Co., 3.150%, 12/15/24	486

		9,493

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.200%, 02/01/25	789
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,455
1,600	3.125%, 01/15/21	1,691
425	5.125%, 04/01/19	479

		4,414

	Airlines — 0.2%
409	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	427
79	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	85
945	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	1,016
323	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	364
274	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	288
38	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	40
67	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	72
445	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	478

		2,770

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	429
1,200	5.500%, 09/15/19	1,356
	Waste Management, Inc.,
862	2.900%, 09/15/22	860
242	4.600%, 03/01/21	269
150	4.750%, 06/30/20	167

		3,081

	Construction & Engineering — 0.0% (g)
350	ABB Finance USA, Inc., 2.875%, 05/08/22	353
526	Fluor Corp., 3.375%, 09/15/21	550

		903

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	273

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	849
500	5.400%, 03/01/19	563
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	498
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,239
480	5.750%, 03/11/18	532

		3,681

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	36
	Deere & Co.,
298	2.600%, 06/08/22	298
700	4.375%, 10/16/19	772
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,458
228	Parker-Hannifin Corp., 3.300%, 11/21/24	235

		2,799

	Road & Rail — 1.1%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	133
2,000	4.100%, 06/01/21	2,176
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,260
600	7.250%, 05/15/19	713
	CSX Corp.,
3,000	6.250%, 03/15/18	3,389
230	7.375%, 02/01/19	273
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	123
1,500	3.300%, 10/15/22 (e)	1,511
650	3.850%, 11/15/24 (e)	668
315	4.500%, 08/16/21 (e)	343

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	805
250	3.000%, 04/01/22	253
829	3.250%, 12/01/21	857
750	3.850%, 01/15/24	792
300	5.750%, 04/01/18	334
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	262
	Ryder System, Inc.,
555	2.450%, 09/03/19	558
290	2.500%, 03/01/17	296
535	3.500%, 06/01/17	557
100	3.600%, 03/01/16	102
	Union Pacific Corp.,
850	3.250%, 01/15/25	875
1,200	3.750%, 03/15/24	1,287
1,931	4.163%, 07/15/22	2,128

		19,695

	Total Industrials	47,109

	Information Technology — 1.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
181	2.900%, 03/04/21	189
180	4.450%, 01/15/20	200
975	4.950%, 02/15/19	1,089
250	5.500%, 02/22/16	259

		1,737

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	175
1,350	7.500%, 01/15/27	1,596

		1,771

	Internet Software & Services — 0.2%
	eBay, Inc.,
2,448	2.600%, 07/15/22	2,331
225	2.875%, 08/01/21	225

		2,556

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/06/17	254
1,150	1.625%, 05/15/20	1,131
629	1.950%, 07/22/16	639
40	8.375%, 11/01/19	51
1,650	Xerox Corp., 5.625%, 12/15/19	1,861

		3,936

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
987	2.700%, 12/15/22	983
1,501	3.300%, 10/01/21	1,588
	Texas Instruments, Inc.,
837	2.375%, 05/16/16	852
790	2.750%, 03/12/21	810

		4,233

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,015
	Microsoft Corp.,
486	2.375%, 05/01/23	481
1,500	4.200%, 06/01/19	1,654
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,265
539	2.800%, 07/08/21	551
720	5.750%, 04/15/18	807
50	6.500%, 04/15/38	64

		5,837

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
818	2.150%, 02/09/22	799
1,006	2.850%, 05/06/21	1,034
1,154	3.200%, 05/13/25	1,166
1,025	EMC Corp., 3.375%, 06/01/23	1,039
567	Hewlett-Packard Co., 4.375%, 09/15/21	603

		4,641

	Total Information Technology	24,711

	Materials — 1.0%
	Chemicals — 0.7%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	164
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	541
800	3.500%, 10/01/24	797
104	4.125%, 11/15/21	112
17	8.550%, 05/15/19	21
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	227
2,000	6.000%, 07/15/18	2,267
	Ecolab, Inc.,
792	1.000%, 08/09/15	793

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
279	1.450%, 12/08/17	278
167	2.250%, 01/12/20	167
	Mosaic Co. (The),
1,535	3.750%, 11/15/21	1,613
708	4.250%, 11/15/23	748
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	104
1,050	6.500%, 05/15/19	1,223
	PPG Industries, Inc.,
550	3.600%, 11/15/20	579
230	6.650%, 03/15/18	260
	Praxair, Inc.,
1,250	2.200%, 08/15/22	1,219
240	5.200%, 03/15/17	259
315	Rohm & Haas Co., 7.850%, 07/15/29	431
400	Union Carbide Corp., 7.500%, 06/01/25	508

		12,311

	Construction Materials — 0.0% (g)
250	CRH America, Inc., 3.875%, 05/18/25 (e)	253

	Metals & Mining — 0.3%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	389
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	353
1,600	4.550%, 11/14/24	1,534
	Nucor Corp.,
305	4.000%, 08/01/23	317
172	5.850%, 06/01/18	193
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	40
800	4.125%, 05/20/21	858
650	6.500%, 07/15/18	742

		4,426

	Paper & Forest Products — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	352

	Total Materials	17,342

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
850	3.875%, 08/15/21	891
1,500	4.450%, 05/15/21	1,615
2,800	5.500%, 02/01/18	3,079
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,502
461	1.625%, 06/28/16	464
256	2.000%, 06/22/15	256
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,041
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
	Orange S.A., (France),
525	2.750%, 09/14/16	536
50	9.000%, 03/01/31	74
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	435
409	5.134%, 04/27/20	455
114	5.462%, 02/16/21	129
	Verizon Communications, Inc.,
822	1.350%, 06/09/17	821
886	4.150%, 03/15/24	937
1,057	4.500%, 09/15/20	1,153

		13,656

	Wireless Telecommunication Services — 0.1%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	381
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,284
500	5.625%, 02/27/17	535

		2,200

	Total Telecommunication Services	15,856

	Utilities — 3.5%
	Electric Utilities — 2.6%
800	Appalachian Power Co., 4.600%, 03/30/21	880
372	Arizona Public Service Co., 3.350%, 06/15/24	386
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,605
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	252
	DTE Electric Co.,
197	2.650%, 06/15/22	197
1,000	3.375%, 03/01/25	1,031
1,500	3.650%, 03/15/24	1,593
200	3.900%, 06/01/21	216
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,354

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
50	6.450%, 10/15/32	65
233	Duke Energy Corp., 3.550%, 09/15/21	245
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	172
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	466
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	728
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	444
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	768
3,700	Georgia Power Co., 4.250%, 12/01/19	4,056
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,839
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,342
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	30
100	Series J, 3.200%, 03/15/23	101
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,152
1,000	7.125%, 03/15/19	1,185
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	216
318	2.400%, 09/15/19	321
1,539	2.700%, 09/15/19	1,567
200	6.000%, 03/01/19	227
30	7.875%, 12/15/15	31
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	966
300	NSTAR Electric Co., 2.375%, 10/15/22	292
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,394
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	378
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	775
424	3.250%, 09/15/21	442
1,500	3.250%, 06/15/23	1,532
400	3.400%, 08/15/24	410
350	3.850%, 11/15/23	374
50	6.050%, 03/01/34	62
200	PacifiCorp, 5.650%, 07/15/18	225
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,643
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	803
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	220
560	Progress Energy, Inc., 4.400%, 01/15/21	609
74	Public Service Co. of Colorado, 3.200%, 11/15/20	78
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	297
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	241
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,111
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,041
650	5.500%, 08/15/18	731
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,136
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,847
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,602
1,099	2.950%, 01/15/22	1,128
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,009
545	2.950%, 09/15/21	561

		44,376

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,672
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	920

		2,592

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	190
	PSEG Power LLC,
940	4.150%, 09/15/21	996
221	4.300%, 11/15/23	234
350	5.125%, 04/15/20	389

		1,809

	Multi-Utilities — 0.5%
	AGL Capital Corp.,
939	3.500%, 09/15/21	989
550	5.250%, 08/15/19	614
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	565

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	Consumers Energy Co.,
137	2.850%, 05/15/22	139
1,060	5.650%, 04/15/20	1,228
350	Dominion Resources, Inc., 4.450%, 03/15/21	384
784	DTE Energy Co., Series F, 3.850%, 12/01/23	828
	NiSource Finance Corp.,
300	3.850%, 02/15/23	315
500	5.450%, 09/15/20	573
940	6.125%, 03/01/22	1,105
100	6.800%, 01/15/19	116
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	204
1,400	9.800%, 02/15/19	1,787

		8,854

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	372
1,400	3.850%, 03/01/24	1,484

		1,856

	Total Utilities	59,487

	Total Corporate Bonds (Cost $465,394)	480,218

Foreign Government Securities — 0.3%
514	Federative Republic of Brazil, (Brazil), 4.250%, 01/07/25	506
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	462
347	4.000%, 09/22/24	355
467	Republic of Poland, (Poland), 4.000%, 01/22/24	499
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	475
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	585
1,076	3.600%, 01/30/25	1,081
694	4.000%, 10/02/23	722

	Total Foreign Government Securities (Cost $4,547)	4,685

Mortgage Pass-Through Securities — 7.3%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,465	5.500%, 01/01/24 - 02/01/24	3,797
220	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	247
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,448	4.500%, 05/01/41	2,670
385	5.000%, 10/01/33	432
5	6.000%, 12/01/36	6
2,110	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,214
	Federal National Mortgage Association, 15 Year, Single Family,
79	6.000%, 10/01/19 - 01/01/24	84
1,923	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,037
	Federal National Mortgage Association, 30 Year, Single Family,
1,716	5.000%, 08/01/40	1,930
963	6.000%, 12/01/32 - 04/01/35	1,111
1,529	6.500%, 10/01/36 - 10/01/38	1,779
844	7.000%, 04/01/37 - 11/01/38	997
	Federal National Mortgage Association, Other,
2,569	VAR, 0.526%, 01/01/23	2,568
1,367	VAR, 0.546%, 05/01/24	1,367
3,000	1.400%, 07/01/17	3,022
2,400	1.735%, 05/01/20	2,393
1,971	1.940%, 07/01/19	1,987
4,800	2.010%, 06/01/20	4,833
1,468	2.140%, 04/01/19	1,496
954	2.190%, 12/01/22	952
2,596	2.340%, 12/01/22	2,609
2,452	2.350%, 05/01/23	2,460
1,593	2.395%, 01/01/22	1,614
4,898	2.400%, 12/01/22 - 07/01/23	4,926
3,842	2.410%, 01/01/23	3,881
1,276	2.490%, 10/01/17	1,309
3,000	2.520%, 05/01/23	3,013
2,117	2.530%, 03/01/23	2,154
1,000	2.590%, 11/01/21	1,022
1,310	2.630%, 09/01/21	1,349
2,000	2.650%, 08/01/22	2,048
2,000	2.670%, 07/01/22	2,051
2,660	2.704%, 04/01/23	2,721

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,200	2.810%, 04/01/25	2,214
1,136	2.900%, 06/01/22	1,187
3,717	3.030%, 12/01/21 - 04/01/27	3,823
1,956	3.050%, 10/01/20	2,059
1,375	3.110%, 10/01/21	1,451
1,500	3.370%, 11/01/20	1,599
5,000	3.380%, 01/01/18 - 12/01/23	5,273
1,291	3.450%, 11/01/23	1,377
1,000	3.480%, 12/01/20	1,072
6,601	3.500%, 05/01/43 - 06/01/43	6,929
2,411	3.540%, 10/01/20	2,578
1,707	3.590%, 10/01/20	1,837
1,150	3.690%, 11/01/23	1,250
4,720	3.743%, 06/01/18	5,015
3,400	3.770%, 09/01/21	3,713
2,324	3.805%, 05/01/22	2,509
1,636	3.810%, 01/01/19	1,753
1,225	3.860%, 07/01/21	1,331
4,028	4.000%, 07/01/42	4,353
1,000	4.040%, 10/01/20	1,096
1,000	4.260%, 07/01/21	1,115
1,892	4.330%, 04/01/21	2,100
746	4.369%, 02/01/20	824
950	4.640%, 01/01/21	1,070
451	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	514

	Total Mortgage Pass-Through Securities (Cost $122,545)	125,121

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $642)	651

U.S. Government Agency Securities — 14.5%
12,155	Federal Home Loan Bank, 1.750%, 09/11/15	12,193
	Federal Home Loan Mortgage Corp.,
5,000	0.750%, 01/12/18	4,982
20,000	1.000%, 07/28/17	20,105
25,000	1.250%, 10/02/19	24,783
61,000	2.375%, 01/13/22	62,623
	Federal National Mortgage Association,
51,450	1.750%, 06/20/19	52,081
70,000	2.625%, 09/06/24	71,583
735	Tennessee Valley Authority, 1.750%, 10/15/18	748

	Total U.S. Government Agency Securities (Cost $244,751)	249,098

U.S. Treasury Obligations — 19.5%
1,700	U.S. Treasury Coupon STRIPS, 1.898%, 11/15/23 (n)	1,421
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	43,043
41,705	0.125%, 04/15/17	44,029
60,000	0.125%, 04/15/18	62,398
26,500	0.125%, 01/15/22	27,658
10,000	0.125%, 07/15/22	10,297
15,000	1.125%, 01/15/21	17,239
91,400	1.875%, 07/15/15	111,646
15,000	2.000%, 01/15/16	18,157

	Total U.S. Treasury Obligations (Cost $337,618)	335,888

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
51,144	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $51,144)	51,144

	Total Investments — 99.5% (Cost $1,685,887)	1,710,689
	Other Assets in Excess of Liabilities — 0.5%	8,811

	NET ASSETS — 100.0%	$1,719,500

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(256)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(334)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(1,647)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(726)
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/2016	31,000	(571)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	11,000	(206)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(3,286)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(814)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(410)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(370)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(1,013)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(466)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	1,000	(179)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	1,000	(180)
Citibank, N.A.	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(911)
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/2016	16,000	(302)
Citibank, N.A.	1.478% at termination	CPI-U at termination	04/02/2017	4,000	23
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(848)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(898)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(2,932)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(215)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	20,000	(1,162)
Citibank, N.A.	2.325% at termination	CPI-U at termination	09/30/2024	20,000	(1,089)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(199)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(1,113)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(1,544)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(2,771)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/2016	22,000	(408)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(2,353)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,387)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(2,934)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(1,620)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/2020	35,000	24
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/2020	32,000	153
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	12,000	(885)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(707)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	20,000	(1,309)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	42,000	(396)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/2025	37,000	229
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	11,000	(1,286)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(1,176)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(1,236)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(1,096)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	41,000	(1,532)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(6,131)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(855)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(1,303)
Morgan Stanley Capital Services	1.638% at termination	CPI-U at termination	09/03/2015	3,000	(58)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(937)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(1,095)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(345)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/2015	77,000	(3,357)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	(2,228)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(141)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(958)

					$(59,746)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,824
Aggregate gross unrealized depreciation	(6,022)

Net unrealized appreciation/depreciation	$24,802

Federal income tax cost of investments	$1,685,887

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –  Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$92,704	$25,857	$118,561
Collateralized Mortgage Obligations
Agency CMO	—	290,830	—	290,830
Non-Agency CMO	—	10,197	523	10,720

Total Collateralized Mortgage Obligations	—	301,027	523	301,550

Commercial Mortgage-Backed Securities	—	41,861	1,912	43,773
Corporate Bonds
Consumer Discretionary	—	34,059	—	34,059
Consumer Staples	—	33,496	—	33,496
Energy	—	46,249	—	46,249
Financials	—	176,740	—	176,740
Health Care	—	25,169	—	25,169
Industrials	—	44,339	2,770	47,109
Information Technology	—	24,711	—	24,711
Materials	—	17,342	—	17,342
Telecommunication Services	—	15,856	—	15,856
Utilities	—	59,487	—	59,487

Total Corporate Bonds	—	477,448	2,770	480,218

Foreign Government Securities	—	4,685	—	4,685
Mortgage Pass-Through Securities	—	125,121	—	125,121
Supranational	—	651	—	651
U.S. Government Agency Securities	—	249,098	—	249,098
U.S. Treasury Obligations	—	335,888	—	335,888
Short-Term Investment
Investment Company	51,144	—	—	51,144

Total Investments in Securities	$51,144	$1,628,483	$31,062	$1,710,689

Appreciation in Other Financial Instruments
Swaps	$—	$429	$—	$429

Depreciation in Other Financial Instruments
Swaps	$—	$(60,175)	$—	$(60,175)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Inflation Managed Bond Fund	Balance as of February 28, 2015	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$25,073	$—	(a)	$4	$1	$5,079	$(3,413)	$—	$(887)	$25,857
Collateralized Mortgage Obligations - Non-Agency CMO	599	—		2	— (a)	—	(78)	—	—	523
Commercial Mortgage-Backed Securities	2,262	—		(57)	(76)	—	(217)	—	—	1,912
Corporate Bonds - Industrials	2,747	—		(14)	1	—	(50)	86	—	2,770
Corporate Bonds - Telecommunication Services	1,079	—		(18)	—	—	(1,061)	—	—	—

	$31,760	$—		$(83)	$(74)	$5,079	$(4,819)	$86	$(887)	$31,062

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(62,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16,823	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.38%)
			Constant Default Rate	0.00% - 30.00% (20.59%)
			Yield (Discount Rate of Cash Flows)	1.22% - 4.75% (3.33%)

Asset-Backed Securities	16,823

	107	Discounted Cash Flow	Constant Prepayment Rate	8.00% (NA)
			Constant Default Rate	0.25% (NA)
			Yield (Discount Rate of Cash Flows)	4.19% (NA)

Collateralized Mortgage Obligations	107

	343	Discounted Cash Flow	Constant Prepayment Rate	90% - 100.00% (95.90%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	(8.74%) - 2.83% ((4.00)%)

Commercial Mortgage-Backed Securities	343

Total	$17,273

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2015, the value of these securities was approximately $13,789,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

B. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund, tailor lettering for notes used.

(1). Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to manage credit inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.2% (t)
	Alabama — 0.8%
	Education — 0.4%
	Alabama Public School & College Authority, Capital Improvement,
10,000	Rev., 5.000%, 12/01/16	10,680
2,000	Series A, Rev., 5.000%, 02/01/23	2,396
2,000	Series A, Rev., 5.000%, 02/01/24	2,410
2,000	Series A, Rev., 5.000%, 02/01/25	2,405

		17,891

	Other Revenue — 0.3%
3,910	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	4,498
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,041
3,590	Rev., 5.000%, 03/01/27	4,191

		10,730

	Prerefunded — 0.1%
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	2,012
	City of Huntsville, School Capital Improvement Warrants,
2,000	Series B, GO, 5.000%, 09/01/18 (p)	2,247

		4,259

	Total Alabama	32,880

	Alaska — 0.7%
	Other Revenue — 0.6%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,223
	Alaska Municipal Bond Bank Authority,
165	Rev., 5.250%, 09/01/23	185
30	Rev., 5.375%, 09/01/25	33
30	Rev., 5.500%, 09/01/27	34
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,201

		24,676

	Prerefunded — 0.1%
	Alaska Municipal Bond Bank Authority,
835	Rev., 5.250%, 09/01/18 (p)	945
970	Rev., 5.375%, 09/01/18 (p)	1,101
970	Rev., 5.500%, 09/01/18 (p)	1,105

		3,151

	Total Alaska	27,827

	Arizona — 2.9%
	Certificate of Participation/Lease — 0.6%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,124
15,000	COP, 5.750%, 09/01/18	17,108
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,170
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,147
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,262

		24,811

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,975
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,134

		4,109

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,884
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,053
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,157
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,346

		9,440

	Hospital — 0.1%
2,500	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/23	2,729
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,093

		3,822

	Industrial Development Revenue/Pollution Control Revenue — 0.0%(g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,031

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.4%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	5,452
	County of Pima, Sewer System,
2,150	Series B, Rev., 5.000%, 07/01/22	2,502
1,000	Series B, Rev., 5.000%, 07/01/24	1,164
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,227
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 12/01/28	1,157
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,011
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,943

		14,456

	Prerefunded — 0.7%
	Arizona School Facilities Board,
1,680	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	1,700
5,000	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	5,061
	Arizona Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16 (p)	5,253
2,000	Series A, Rev., 5.000%, 07/01/18 (p)	2,232
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,399
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,527
1,000	Greater Arizona Development Authority, Infrastructure, Series A, Rev., NATL-RE, 5.000%, 07/01/15 (p)	1,004
1,265	Maricopa County Madison Elementary School District No. 38, School Improvement, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/15 (p)	1,270
	University of Arizona, Board of Regents,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/15 (p)	1,366
1,000	Series B, COP, AMBAC, 5.000%, 06/01/15 (p)	1,000

		26,812

	Special Tax — 0.0%(g)
500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	544

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,152
2,000	Series A, Rev., 5.000%, 07/01/27	2,280
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,754

		5,186

	Utility — 0.4%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,755
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,493
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,102
500	Series A, Rev., 5.000%, 01/01/21	566
1,000	Series A, Rev., 5.000%, 01/01/22	1,101
4,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	5,060

		14,077

	Water & Sewer — 0.3%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,145
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,722
1,875	Rev., 5.250%, 07/01/23	2,330
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,268
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,271

		9,736

	Total Arizona	114,024

	California — 16.9%
	Certificate of Participation/Lease — 0.2%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	7,648

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease –– continued
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,416

		9,064

	Education — 1.4%
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	922
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,214
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,116
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,329
5,130	Series H, Rev., 5.000%, 09/01/30	5,815
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/31	9,341
2,285	California State University, Systemwide, Series A, Rev., 5.000%, 11/01/30	2,676
	Regents of the University of California,
2,350	Series AO, Rev., 5.000%, 05/15/23	2,865
1,435	Series AO, Rev., 5.000%, 05/15/25	1,775
	Regents of the University of California, Limited Project,
3,500	Series I, Rev., 5.000%, 05/15/22	4,197
2,000	Series I, Rev., 5.000%, 05/15/23	2,427
4,500	Series I, Rev., 5.000%, 05/15/24	5,493
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,372
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,774

		57,316

	General Obligation — 8.4%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,397
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,127
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	480
910	GO, AGM, 5.000%, 08/01/25	957
3,000	County of Los Angeles, Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/27	3,552
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,589
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,958
3,540	GO, 5.000%, 08/01/30	4,086
2,000	County of San Diego, Carlsbad Unified School District, 2006 Election, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,905
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	13,663
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,171
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,637
1,000	Series C, GO, Zero Coupon, 08/01/27	689
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,059
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,966
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,844
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,455
	Los Angeles Community College District,
2,500	Series A, GO, 4.000%, 08/01/33	2,611
9,000	Series A, GO, 5.000%, 08/01/30	10,536
15,000	Series A, GO, 5.000%, 08/01/31	17,494
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	10,761
	Los Angeles Unified School District,
9,000	Series A-2, GO, 5.000%, 07/01/21	10,700
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,116
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,199
11,670	Series C, GO, 5.000%, 07/01/24	14,295
36,915	Series C, GO, 5.000%, 07/01/25	44,744

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
5,505	Series C, GO, 5.000%, 07/01/26	6,573
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	7,059
4,890	San Diego Community College District, GO, 5.000%, 08/01/24	5,919
4,000	San Jacinto Unified School District, GO, 5.000%, 08/01/31	4,601
5,000	State of California, GO, 5.000%, 08/01/16	5,276
	State of California, Various Purpose,
14,100	GO, 5.000%, 04/01/17	15,231
1,000	GO, 5.000%, 09/01/19	1,151
4,655	GO, 5.000%, 09/01/20	4,818
4,120	GO, 5.000%, 03/01/25	5,027
8,000	GO, 5.000%, 03/01/25	9,761
100	GO, 5.000%, 10/01/29	110
24,000	GO, 5.000%, 08/01/30	27,981
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,645
6,800	GO, 5.500%, 04/01/21	7,858
15,000	GO, 5.625%, 04/01/26	17,324
6,685	GO, 6.500%, 04/01/33	8,002
1,565	GO, AMBAC, 5.000%, 02/01/27	1,919
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,974

		330,225

	Other Revenue — 3.1%
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,714
2,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	2,308
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,885
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,180
	California State Public Works Board, Department of General Services, Butterfield State Office Complex,
3,500	Series A, Rev., 5.000%, 06/01/19	3,514
1,750	Series A, Rev., 5.000%, 06/01/20	1,757
1,000	California State Public Works Board, Department of General Services, Capitol East End Complex, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,332
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,465
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,616
	City of Los Angeles, Department of Water & Power, Power System,
3,400	Series B, Rev., 5.000%, 07/01/31	3,911
3,075	Series B, Rev., 5.000%, 07/01/32	3,525
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	14,843
2,000	Series C, Rev., 5.000%, 06/01/26	2,346
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,388
2,000	Rev., AGM, 5.000%, 08/01/20	2,220
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.000%, 06/01/19	1,707
1,250	Series A, Rev., 5.000%, 06/01/20	1,448
1,000	Series A, Rev., 5.000%, 06/01/21	1,173
4,000	Series A, Rev., 5.000%, 06/01/32	4,550
10,855	Series A, Rev., 5.000%, 06/01/33	12,239
10,000	Series A, Rev., 5.000%, 06/01/34	11,266
7,500	Series A, Rev., 5.000%, 06/01/40	8,230
5,000	Series A, Rev., 5.000%, 06/01/45	5,465
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,269
10,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	11,676
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,427
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/29 (w)	9,821

		122,279

	Prerefunded — 1.6%
7,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Series B, Rev., VAR, 1.500%, 04/02/18	7,041

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,341
2,485	Series C, Rev., 6.500%, 10/01/18 (p)	2,928
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,316
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,773
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	10,839
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	955
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,689
1,150	State of California, Various Purpose, GO, NATL-RE, 5.000%, 06/01/15 (p)	1,150
	University of California,
25,000	Series O, Rev., 5.750%, 05/15/19 (p)	29,422

		64,454

	Utility — 0.9%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series D, Rev., 5.000%, 07/01/28	1,471
2,710	Series D, Rev., 5.000%, 07/01/30	3,155
2,500	Series D, Rev., 5.000%, 07/01/31	2,895
4,750	Series D, Rev., 5.000%, 07/01/34	5,444
250	Series D, Rev., 5.000%, 07/01/35	286
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,861
9,545	Series A, Rev., 5.250%, 11/15/22	10,910
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,790

		33,812

	Water & Sewer — 1.3%
2,890	City of Los Angeles, Department of Water & Power, Power System, Series D, Rev., 5.000%, 07/01/33	3,325
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,863
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,102
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,256
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,421
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,620
13,095	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/29	15,329
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,039
2,165	Series A, Rev., 5.000%, 05/15/22	2,494
6,200	Series A, Rev., 5.000%, 05/15/23	7,128
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/23	1,165

		50,742

	Total California	667,892

	Colorado — 3.5%
	General Obligation — 1.0%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,919
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	21,510
9,500	GO, 5.000%, 12/15/22	11,408

		40,837

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,250

	Prerefunded — 2.4%
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,321
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	27,552
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,576
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,532
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,683

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,308
750	Series A, Rev., 5.750%, 06/01/19 (p)	878

		92,850

	Total Colorado	138,937

	Connecticut — 0.7%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,743
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,011

		14,754

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,368
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,430

		2,798

	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	118
350	Series A, Rev., 5.000%, 08/15/25	409
150	Series A, Rev., 5.000%, 08/15/26	173
250	Series A, Rev., 5.000%, 08/15/27	287
300	Series A, Rev., 5.000%, 08/15/29	339
100	Series A, Rev., 5.500%, 08/15/23	123
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	4,931
2,055	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	2,382

		8,762

	Transportation — 0.0% (g)
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/30	2,314

	Total Connecticut	28,628

	Delaware — 0.4%
	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,348
4,000	Series B, GO, 5.000%, 07/01/22	4,839
3,710	Series B, GO, 5.000%, 07/01/23	4,548
1,000	Series C, GO, 5.000%, 10/01/25	1,255
350	State of Delaware, Unrefunded, GO, 5.000%, 07/01/23	410

		13,400

	Prerefunded — 0.1%
1,650	State of Delaware, Prerefunded, GO, 5.000%, 07/01/20 (p)	1,936

	Total Delaware	15,336

	District of Columbia — 0.2%
	Other Revenue — 0.2%
500	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	500
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,814

	Total District of Columbia	6,314

	Florida — 2.3%
	General Obligation — 1.1%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,529
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,299
1,250	Series A, GO, 5.000%, 06/01/25	1,466
14,600	Series D, GO, 5.000%, 06/01/24	17,118
1,260	Series D, GO, 5.500%, 06/01/18	1,426
4,515	Series E, GO, 5.000%, 06/01/19	5,170
4,740	Series E, GO, 5.000%, 06/01/20	5,535
5,800	Series F, GO, 5.000%, 06/01/20	6,131

		44,674

	Housing — 0.1%
1,670	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	1,757
895	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	950

		2,707

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.4%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,154
1,250	Rev., 5.000%, 04/01/24	1,454
765	City of Gulf Breeze, Local Government Loan Program, Series E, Rev., VAR, FGIC, 5.125%, 12/01/15	779
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,693
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,381
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,756
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,080

		14,297

	Prerefunded — 0.4%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	9,776
5,000	Florida State Board of Education, Public Education Capital Outlay, Series B, GO, 4.750%, 06/01/15 (p)	5,051

		14,827

	Transportation — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,053

	Utility — 0.0%(g)
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,674

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	593
8,200	County of Miami-Dade, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	8,727

		9,320

	Total Florida	91,552

	Georgia — 3.3%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,232

	General Obligation — 0.6%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,898
2,000	GO, 5.000%, 02/01/26	2,301
	State of Georgia,
10,000	Series B, GO, 5.000%, 01/01/20	11,365
7,515	Series G, GO, 5.000%, 10/01/16	7,976

		24,540

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,039

	Other Revenue — 0.4%
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,206
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,740
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,546
1,330	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,441

		17,933

	Prerefunded — 0.2%
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,607
5,000	GO, 5.000%, 02/01/18 (p)	5,516

		7,123

	Transportation — 0.3%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,928

	Utility — 0.3%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,160
1,960	Rev., 5.000%, 12/01/22	2,275
1,000	Rev., 5.000%, 12/01/23	1,158

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
4,250	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/30	4,931
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,704

		11,228

	Water & Sewer — 1.3%
2,110	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/29	2,466
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,374
445	Series A, Rev., 5.000%, 05/01/27	523
595	Series A, Rev., 5.000%, 05/01/28	694
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	7,045
6,565	Rev., 5.000%, 07/01/21	7,479
	County of DeKalb , Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,780
8,660	Series B, Rev., 5.250%, 10/01/23	10,540
5,500	County of DeKalb, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,837
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,248

		49,986

	Total Georgia	128,009

	Hawaii — 1.0%
	General Obligation — 0.6%
	City & County of Honolulu,
8,695	Series B, GO, 5.000%, 10/01/27	10,510
3,000	Series C, GO, 5.000%, 10/01/25	3,692
3,000	Series C, GO, 5.000%, 10/01/27	3,626
	State of Hawaii,
1,000	Series DK, GO, 5.000%, 05/01/21	1,109
5,000	Series DY, GO, 5.000%, 02/01/19	5,675

		24,612

	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,651
520	Rev., 5.250%, 01/01/18	577
5,120	Rev., 5.250%, 01/01/21	5,777
2,450	Rev., 6.000%, 01/01/29	2,816

		15,821

	Total Hawaii	40,433

	Idaho — 0.4%
	Prerefunded — 0.4%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	13,980

	Illinois — 2.4%
	General Obligation — 0.8%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,761
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,528
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,538
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,130
6,650	County of DuPage, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,678
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,000	Series A, GO, 5.000%, 01/01/34	1,104
1,500	Series D, GO, 5.000%, 01/01/27	1,713
1,700	Series D, GO, 5.000%, 01/01/34	1,877
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,692
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	1,007
830	GO, 5.750%, 06/01/27	926
620	GO, 5.750%, 06/01/28	686

		31,640

	Other Revenue — 0.4%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	158
200	Rev., 5.000%, 01/01/21	212
150	Rev., 5.000%, 01/01/22	159
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,834
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,155
2,000	Series A, Rev., 5.000%, 11/15/23	2,344
1,000	Series A, Rev., 5.000%, 11/15/24	1,178

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
4,000	Series A, Rev., 5.000%, 11/15/34	4,409
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,963
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,544

		16,956

	Prerefunded — 0.6%
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,396
4,320	County of Winnebago, Public Safety Sales Tax Alternate Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,439
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 07/01/16 (p)	13,747
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,336

		23,918

	Transportation — 0.4%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,133
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,283

		17,416

	Water & Sewer — 0.2%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,306
700	Rev., 5.000%, 01/01/22	757
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,667
600	Rev., 5.000%, 11/01/22	671
1,000	Rev., 5.000%, 11/01/27	1,093
500	Rev., 5.000%, 11/01/30	537

		6,031

	Total Illinois	95,961

	Indiana — 1.5%
	Education — 0.2%
3,000	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/20	3,018
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,333
1,000	Series A, Rev., 5.000%, 06/01/32	1,151
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	337
750	Rev., 5.000%, 07/15/23	901
1,255	Rev., 5.000%, 07/15/24	1,523

		9,263

	Other Revenue — 1.1%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	381
375	Series B, Rev., 5.000%, 01/01/23	435
1,630	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/22	1,640
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,215	Rev., 5.000%, 02/01/24	1,453
1,150	Rev., 5.000%, 08/01/24	1,370
500	Rev., 5.000%, 02/01/25	589
1,140	Rev., 5.000%, 08/01/26	1,324
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,108
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,730
5,205	Series A, Rev., 5.000%, 02/01/30	5,901
18,805	Series C, Rev., 5.000%, 02/01/21	21,741
3,000	Series C, Rev., 5.000%, 02/01/30	3,437
1,210	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,329

		44,438

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,197

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	848
1,245	Series D, Rev., 5.000%, 01/01/24	1,468

		2,316

	Water & Sewer — 0.0% (g)
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,147

	Total Indiana	60,361

	Iowa — 0.8%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,602
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,199

		8,801

	Housing — 0.0% (g)
545	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	571

	Other Revenue — 0.6%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,353
12,905	Rev., 5.000%, 08/01/29	14,865
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	587

		21,805

	Total Iowa	31,177

	Kansas — 2.6%
	General Obligation — 0.1%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,578
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	769

		4,347

	Prerefunded — 1.4%
25,000	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,909
24,250	County of Reno, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,222
5,000	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/15 (p)	5,064

		54,195

	Transportation — 1.1%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,314
3,800	Series A, Rev., 5.000%, 09/01/22	4,391
	State of Kansas, Department of Transportation, Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,398
2,500	Series A, Rev., 5.000%, 09/01/18	2,808
7,000	Series A, Rev., 5.000%, 09/01/19	8,062
7,000	Series A, Rev., 5.000%, 09/01/20	8,218
5,750	Series C, Rev., 5.000%, 09/01/24	7,080

		43,271

	Total Kansas	101,813

	Kentucky — 0.9%
	Other Revenue — 0.2%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,061
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,695
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,163
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,383
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,675
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,133
	Kentucky State Property & Buildings Commission, Unrefunded Balance,
10	NATL-RE, Rev., 5.000%, 03/01/19	11
30	NATL-RE, Rev., 5.000%, 03/01/20	32

		8,153

	Prerefunded — 0.3%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,256

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17 (p)	1,644
1,000	Series B, Rev., 5.000%, 10/01/17 (p)	1,096
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17 (p)	3,182
	Kentucky State Property & Buildings Commission,
2,210	NATL-RE, Rev., 5.000%, 03/01/17 (p)	2,375
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	504
	Louisville Regional Airport Authority, Airport System,
2,000	Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	2,008

		13,065

	Transportation — 0.2%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	5,976

	Water & Sewer — 0.2%
	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,663
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,045
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,826

		7,534

	Total Kentucky	34,728

	Louisiana — 2.0%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,569
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,079
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,103

		3,751

	Housing — 0.0% (g)
273	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	273
810	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	860

		1,133

	Other Revenue — 0.5%
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,523
3,130	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,562
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,857
2,125	Rev., AGC, 5.000%, 08/01/21	2,415
3,490	Rev., AGC, 5.250%, 08/01/19	4,043
2,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	2,078

		18,478

	Prerefunded — 1.3%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,297
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17 (p)	1,920
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
7,060	Rev., AMBAC, 5.000%, 03/01/16 (p)	7,308
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,771
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,085

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	16,670
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.000%, 08/01/19 (p)	2,296
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,565

		51,912

	Transportation — 0.1%
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,443

	Total Louisiana	76,717

	Maryland — 0.6%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,458

	General Obligation — 0.2%
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,797

	Private Placement — 0.0% (g)
857	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	861

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	10,754
2,145	State of Maryland, Department of Transportation, Rev., 5.000%, 12/01/18	2,426

		13,180

	Total Maryland	25,296

	Massachusetts — 3.8%
	Certificate of Participation/Lease — 0.3%
10,530	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	13,130

	Education — 0.2%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,665
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,143
2,100	Series M, Rev., 5.250%, 07/01/29	2,696

		9,504

	General Obligation — 2.3%
	Commonwealth of Massachusetts,
2,500	Series C, GO, 5.000%, 07/01/23	2,963
11,500	Series F, GO, 5.000%, 11/01/26	13,749
33,000	Series F, GO, 5.000%, 11/01/27	39,324
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,331
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,050
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	6,181
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,250

		89,848

	Other Revenue — 0.6%
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,290
2,250	Series A, Rev., 5.250%, 07/01/25	2,800
5,000	Series A, Rev., 5.250%, 07/01/29	6,259
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,248
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,786

		25,383

	Prerefunded — 0.2%
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,314
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,121

		6,435

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.1%
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,768

	Water & Sewer — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,840

	Total Massachusetts	149,908

	Michigan — 1.6%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,437

	General Obligation — 0.5%
2,060	City of Jackson, Capital Appreciation, Downtown Development, GO, AGM, Zero Coupon, 06/01/18	1,943
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,177
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,617
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,342
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,098
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,517
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,427
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	323
4,300	State of Michigan, GO, 5.000%, 12/01/28	5,051

		20,495

	Housing — 0.1%
	Michigan State Housing Development Authority, Multi-Family Housing, Weston Apartments, Limited Obligation,
80	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	81
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,913

		1,994

	Other Revenue — 0.5%
5,935	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	6,881
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,119
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,110
170	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	170
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,380
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,526
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,514
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,679
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,344
610	Rev., 5.000%, 11/15/26	711
1,035	Rev., 5.000%, 11/15/27	1,202

		20,636

	Utility — 0.1%
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,144
1,000	Series A, Rev., 5.500%, 07/01/41	1,166
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,477
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,598

		5,385

	Water & Sewer — 0.3%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,188
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,021
1,000	Lansing Sewage Disposal System, Rev., 5.000%, 05/01/19	1,125
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,831

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,060

		11,225

	Total Michigan	64,172

	Minnesota — 0.9%
	General Obligation — 0.7%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/22	556
800	Series A, GO, Zero Coupon, 02/01/23	660
800	Series A, GO, Zero Coupon, 02/01/24	633
1,075	Series A, GO, Zero Coupon, 02/01/25	818
1,170	City of Marshall, GO, 5.000%, 02/01/23	1,411
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,737
10,000	Series H, GO, 5.000%, 11/01/19	11,561

		27,376

	Other Revenue — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,089

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,039

	Total Minnesota	36,504

	Mississippi — 1.1%
	Prerefunded — 1.1%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,223
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,945

	Total Mississippi	42,168

	Missouri — 2.7%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, Missouri Direct Deposit Program, GO, 5.000%, 03/01/21	1,656
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	726

		2,382

	Housing — 0.0% (g)
210	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	223
460	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	487

		710

	Other Revenue — 0.8%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,638
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
8,000	Series A, Rev., 5.000%, 01/01/20	9,272
3,645	Series B, Rev., 5.000%, 07/01/22	4,349
3,740	Series B, Rev., 5.000%, 07/01/24	4,399
3,905	Series B, Rev., 5.000%, 07/01/29	4,535
2,050	Series B, Rev., 5.000%, 07/01/30	2,381
4,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series A, Rev., 4.000%, 06/01/32	4,009

		32,583

	Prerefunded — 0.1%
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	3,188

	Transportation — 1.7%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,648
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	32,328
	Missouri Highways & Transportation Commission, Senior Lien,
7,985	Rev., 5.000%, 02/01/21	8,560
16,815	Series C, Rev., 5.000%, 02/01/22	20,195

		65,731

	Total Missouri	104,594

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,776
1,500	Rev., GAN, 5.000%, 06/01/23	1,658

	Total Montana	3,434

	Nebraska — 0.1%
	Other Revenue — 0.0% (g)
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,116

	Prerefunded — 0.0% (g)
190	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16 (p)	195

	Utility — 0.1%
2,310	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,375

	Total Nebraska	4,686

	New Jersey — 2.2%
	Certificate of Participation/Lease — 0.2%
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,736
3,300	Series A, COP, 5.000%, 06/15/21	3,597

		6,333

	Education — 0.1%
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,474

	Other Revenue — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,605
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,059

		6,664

	Prerefunded — 1.4%
	Garden State Preservation Trust, Open Space & Farmland Preservations,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	32,752
7,750	New Jersey EDA, School Facilities Construction, Series P, Rev., 5.250%, 09/01/15 (p)	7,848
	New Jersey Transportation Trust Fund Authority, Transportation System,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	4,581
50	Series A, Rev., 5.750%, 06/15/16 (p)	53
12,000	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	12,025

		57,259

	Transportation — 0.1%
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	502
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,483

		5,985

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,330
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,467
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,521
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,699

		6,017

	Total New Jersey	87,732

	New Mexico — 1.0%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
410	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	432
1,200	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,278
1,445	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,533

		3,243

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.3%
	City of Santa Fe,
930	Rev., 5.000%, 06/01/28	1,095
1,150	Rev., 5.000%, 06/01/29	1,345
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,247
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,957
1,645	Series B, Rev., 5.000%, 06/01/21	1,819
1,890	Series B, Rev., 5.000%, 06/01/26	2,075
2,050	Series B, Rev., 5.000%, 06/01/28	2,243
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,743

		13,524

	Special Tax — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	11,761

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,690

	Total New Mexico	40,218

	New York — 17.4%
	Education — 0.3%
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,696
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,915
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,756

		13,367

	General Obligation — 0.5%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,693
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	11,330
	City of New York, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,775
15	Series J, GO, 5.000%, 06/01/21	16
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	112

		20,926

	Other Revenue — 8.9%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,182
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	5,786
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,700
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,473
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,280
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,418
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	3,935
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,428
9,000	Series B, Rev., 5.000%, 02/01/26	10,388
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Subseries A-1, Rev., 5.000%, 11/01/21	1,531
10,690	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/22	12,344
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,524

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,110
4,050	Series C, Rev., 5.000%, 04/01/17	4,378
20,000	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	22,805
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,724
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,372
	New York State Dormitory Authority, State Sales Tax,
12,400	Series A, Rev., 5.000%, 03/15/25	15,038
5,500	Series A, Rev., 5.000%, 03/15/30	6,414
15,000	Series A, Rev., 5.000%, 03/15/31	17,379
22,225	Series A, Rev., 5.000%, 03/15/32	25,638
8,750	Series A, Rev., 5.000%, 03/15/44	9,834
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	630
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,360
2,000	Series A, Rev., 5.000%, 05/15/28	2,308
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	10,872
5,635	Series A, Rev., 5.000%, 06/15/25	6,877
4,345	Series B, Rev., 5.000%, 06/15/27	5,066
7,280	Series D, Rev., 5.000%, 06/15/25	8,600
5,325	Series D, Rev., 5.000%, 06/15/27	6,245
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35	1,272
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,099
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,597
7,820	Series D, Rev., 5.500%, 01/01/19	8,968
	Sales Tax Asset Receivable Corp.,
1,165	Series A, Rev., 5.000%, 10/15/25	1,430
2,500	Series A, Rev., 5.000%, 10/15/26	3,035
3,785	Series A, Rev., 5.000%, 10/15/29	4,498
5,520	Series A, Rev., 5.000%, 10/15/30	6,525
12,500	Series A, Rev., 5.000%, 10/15/31	14,698
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,468
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	30,177
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,198
	Utility Debt Securitization Authority,
1,500	Series TE, Rev., 5.000%, 12/15/29	1,759
4,250	Series TE, Rev., 5.000%, 12/15/41	4,822

		349,185

	Prerefunded — 0.3%
1,970	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	2,276
4,545	New York State Dormitory Authority, State Personal Income Tax, Prerefunded, Series D, Rev., 5.000%, 09/15/16 (p)	4,811
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,706

		12,793

	Special Tax — 4.9%
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	5,794
10,000	New York Local Government Assistance Corp., Senior Lien, Series B-C/D, Rev., 5.500%, 04/01/19	11,592
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	5,527
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	23,600
7,000	Series A, Rev., 5.000%, 03/15/27	8,380
10,000	Series A, Rev., 5.000%, 02/15/28	11,676
20,000	Series A, Rev., 5.000%, 12/15/28	23,362

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax –– continued
5,000	Series A, Rev., 5.000%, 02/15/29	5,786
4,900	Series A, Rev., 5.000%, 12/15/29	5,690
3,000	Series A, Rev., 5.000%, 02/15/43	3,328
9,000	Series B, Rev., 5.000%, 03/15/24	10,735
	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance,
5,455	Rev., 5.000%, 03/15/17	5,787
1,425	Series A, Rev., 5.250%, 02/15/27	1,615
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,472
	New York State Thruway Authority, State Personal Income Tax, Transportation,
11,025	Series A, Rev., 5.000%, 03/15/26	12,811
17,000	Series A, Rev., 5.250%, 03/15/19	19,422
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,102
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,686
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,525
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,665
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,448

		193,003

	Transportation — 2.0%
12,630	Metropolitan Transportation Authority, Series A, Rev., 5.500%, 07/01/17	13,868
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	22,597
2,050	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/17	2,206
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,437
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,499
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.000%, 05/01/31	3,520
5,000	Rev., 5.000%, 05/01/33	5,632
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,033
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
8,860	Series B, Rev., Zero Coupon, 11/15/32	4,785
2,500	Series B, Rev., 5.000%, 11/15/30	2,888

		80,465

	Utility — 0.3%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,385
3,500	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/32	4,050

		10,435

	Water & Sewer — 0.2%
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,496
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,787

		6,283

	Total New York	686,457

	North Carolina — 2.0%
	General Obligation — 1.1%
2,000	County of Union, Series A, GO, 5.000%, 03/01/21	2,362
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	23,794
15,000	Series B, GO, 5.000%, 06/01/19	17,192

		43,348

	Other Revenue — 0.4%
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	469
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,243
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,740
3,500	Rev., 5.000%, 06/01/19	3,993

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
1,365	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/19	1,492

		13,937

	Prerefunded — 0.4%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/19 (p)	3,404
815	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/17 (p)	894
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
10,370	Series A, Rev., 5.000%, 05/01/19 (p)	11,845

		16,143

	Utility — 0.1%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,519

	Total North Carolina	78,947

	Ohio — 1.5%
	Education — 0.1%
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,620

	Housing — 0.0% (g)
275	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	281

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
7,770	Rev., 5.000%, 12/01/20	9,173
3,360	Rev., 5.000%, 12/01/24	4,138

		13,311

	Other Revenue — 0.4%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	834
750	Rev., 5.000%, 02/01/20	848
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,890
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,321
750	Series A, Rev., 5.750%, 07/01/28	870
1,400	Series A, Rev., 5.750%, 07/01/33	1,594
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., 5.000%, 12/01/21	126
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,864
2,000	Series B, Rev., 5.000%, 10/01/24	2,277

		15,624

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	7,731
760	County of Lake, Painesville City Local School District, School Improvement, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	779
885	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/17 (p)	975

		9,485

	Transportation — 0.1%
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,295

	Water & Sewer — 0.4%
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,379
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
10,050	Rev., 4.000%, 11/15/49	10,153
1,500	Rev., 5.000%, 11/15/26	1,799

		14,331

	Total Ohio	58,947

	Oklahoma — 0.5%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,283

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	8,088

		9,371

	Housing — 0.0% (g)
250	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	265

	Transportation — 0.3%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,618
5,000	Series A, Rev., 5.000%, 01/01/25	5,741

		10,359

	Total Oklahoma	19,995

	Oregon — 0.2%
	Prerefunded — 0.1%
	Oregon State Department of Administrative Services,
3,885	Series A, COP, 5.000%, 05/01/19 (p)	4,433

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,806

	Total Oregon	7,239

	Pennsylvania — 0.9%
	General Obligation — 0.3%
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,284
2,000	GO, AGM, 5.000%, 04/01/26	2,209
2,000	GO, AGM, 5.375%, 04/01/27	2,227
500	GO, AGM, 5.500%, 04/01/24	561
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/24	1,098
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,435
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,819

		13,633

	Hospital — 0.3%
5,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/16	5,280
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.955%, 12/01/24	4,761

		10,041

	Other Revenue — 0.0% (g)
625	County of Allegheny, West View Borough Municipal Authority, Water, Rev., 3.000%, 11/15/15	633

	Prerefunded — 0.3%
	County of Blair, Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	576
900	GO, AGM, 4.125%, 12/01/15 (p)	917
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19 (p)	5,752
	State Public School Building Authority, Delaware County Community College Project,
3,465	Rev., AGM, 5.000%, 04/01/18 (p)	3,845

		11,090

	Total Pennsylvania	35,397

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,837

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,186

	Other Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,103

	Total Rhode Island	3,289

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Carolina — 1.2%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,158
1,505	Rev., 5.000%, 12/01/23	1,755

		2,913

	General Obligation — 0.6%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	715
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,461
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,162
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,668

		24,006

	Housing — 0.0% (g)
565	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	597

	Prerefunded — 0.3%
4,610	City of Charleston, Waterworks & Sewer System, Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	4,737
2,395	County of Charleston, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,443
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/16 (p)	4,264

		11,444

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	9,842

	Total South Carolina	48,802

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
182	Heartland Consumers Power District, Electric System, Rev., 6.375%, 01/01/16 (p)	188

	Tennessee — 0.5%
	General Obligation — 0.3%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,637
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,786

		13,423

	Prerefunded — 0.1%
4,125	City of Memphis, General Improvement, Series A, GO, NATL-RE, 5.000%, 11/01/15 (p)	4,208

	Utility — 0.1%
1,195	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	1,280
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,058

		2,338

	Total Tennessee	19,969

	Texas — 6.5%
	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,592
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,637
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,475
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	13,554
2,000	Series A, Rev., 5.250%, 08/15/20	2,253

		26,511

	General Obligation — 2.5%
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,186
6,000	City of Dallas, GO, 5.000%, 02/15/23	7,239
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,177
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,154
2,600	Series A, GO, 5.000%, 03/01/29	3,015
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,284
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,027
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	5,933
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,774

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,606
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,199
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,853
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,512
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,142
3,000	GO, 5.000%, 08/15/20	3,412
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,841
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,812
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.000%, 10/01/22	4,218
11,250	Series A, GO, 5.000%, 10/01/25	13,663
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,390
3,475	Series A, GO, 5.000%, 10/01/18	3,913
2,000	Series A, GO, 5.000%, 10/01/20	2,312

		97,662

	Other Revenue — 1.6%
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	347
305	Rev., 5.000%, 12/01/28	351
360	Rev., 5.000%, 12/01/29	413
270	Rev., 5.000%, 12/01/30	309
430	Rev., 5.000%, 12/01/31	490
540	Rev., 5.000%, 12/01/32	612
500	Rev., 5.000%, 12/01/34	564
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,680
5,115	Rev., 5.000%, 12/15/25	5,869
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,023
	Dallas Area Rapid Transit, Senior Lien,
4,180	Rev., AMBAC, 5.000%, 12/01/20	4,473
6,825	Series A, Rev., 5.000%, 12/01/17	7,522
8,950	Series A, Rev., 5.000%, 12/01/18	10,114
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,418
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,656
5,000	Series F, Rev., 5.000%, 11/01/24	5,925
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,750
2,690	Series A, Rev., 5.000%, 02/15/18	2,883
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	622
750	Rev., 5.000%, 09/01/20	860

		62,881

	Prerefunded — 0.9%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,954
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,427
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/17 (p)	1,119
1,175	GO, AGM, 4.500%, 02/15/17 (p)	1,251
1,055	GO, AGM, 4.700%, 02/15/17 (p)	1,127
	County of El Paso,
6,765	GO, 5.000%, 02/15/17 (p)	7,257
1,975	GO, NATL-RE, 5.000%, 08/15/15 (p)	1,995
	County of Harris, Pasadena Independent School District, School Building,
4,080	GO, PSF-GTD, 4.750%, 02/15/17 (p)	4,362
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	1,856
	Dallas Area Rapid Transit, Senior Lien,
6,195	Rev., 5.000%, 12/01/18 (p)	7,005

		35,353

	Transportation — 0.4%
5,000	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/21	5,701
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,066

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,175
3,000	Series A, Rev., 5.500%, 09/01/41	3,511
3,000	Series A, Rev., 6.000%, 09/01/41	3,657

		15,110

	Utility — 0.3%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,257
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,104
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,103
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
3,800	Series A, Rev., 5.000%, 05/15/28	4,234
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,685

		12,383

	Water & Sewer — 0.1%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,199
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,537

		5,736

	Total Texas	255,636

	Utah — 0.5%
	General Obligation — 0.2%
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,179
3,950	Series C, GO, 5.000%, 04/01/20	4,581

		5,760

	Other Revenue — 0.0% (g)
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,123

	Utility — 0.0% (g)
1,000	Central Utah Water Conservancy District, Water, Series B, Rev., 5.000%, 10/01/20	1,170

	Water & Sewer — 0.3%
	Metropolitan Water District of Salt Lake & Sandy,
9,400	Series A, Rev., 5.000%, 07/01/28	10,559
2,000	Series A, Rev., 5.000%, 07/01/29	2,302

		12,861

	Total Utah	20,914

	Virginia — 2.2%
	Education — 0.2%
495	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Rev., 5.000%, 09/01/16	524
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,089

		6,613

	General Obligation — 0.9%
	City of Hampton, Public Improvement,
5,000	Series B, GO, 5.000%, 09/01/26	6,201
6,915	Series B, GO, 5.000%, 09/01/27	8,625
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,172
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,471
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,946
2,020	County of Henrico, Public Improvement, GO, 5.000%, 08/01/27	2,528

		33,943

	Other Revenue — 0.6%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,436
	Virginia Resources Authority, Clean Water State Revolving Fund,
7,390	Rev., 5.500%, 10/01/22	9,221
8,690	Series B, Rev., 5.000%, 10/01/21	10,389

		24,046

	Prerefunded — 0.0% (g)
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Rev., 5.000%, 09/01/16 (p)	5

	Transportation — 0.4%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	606
400	Rev., 5.000%, 06/01/24	489

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
2,035	Rev., 5.000%, 06/01/33	2,351
2,285	Rev., 5.000%, 06/01/34	2,630
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,495	Series A, Rev., 5.000%, 05/15/18	1,562
1,835	Series A, Rev., 5.000%, 05/15/19	1,917
1,520	Series A, Rev., 5.000%, 05/15/20	1,588
2,015	Series A, Rev., 5.000%, 05/15/21	2,105
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,363
1,260	Series B, Rev., 5.000%, 05/15/19	1,315

		15,926

	Utility — 0.0% (g)
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,268

	Water & Sewer — 0.1%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,531

	Total Virginia	86,332

	Washington — 2.2%
	General Obligation — 1.1%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,244
1,195	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/19	1,377
	State of Washington,
4,465	GO, 4.000%, 07/01/26	4,917
2,395	Series B & AT-7, GO, 6.400%, 06/01/17	2,538
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,297
5,015	Series C, GO, 5.000%, 02/01/30	5,598
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,263
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,395

		43,629

	Other Revenue — 0.9%
500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	580
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,693
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	18,486
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,165
1,150	Series A, Rev., 5.000%, 01/01/23	1,386
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,221
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,924

		33,455

	Prerefunded — 0.2%
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,414
3,500	County of Snohomish, Marysville School District No. 25, GO, AGM, 5.000%, 06/01/16 (p)	3,661
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	3,895

		8,970

	Total Washington	86,054

	West Virginia — 0.6%
	Education — 0.2%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,176
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,171
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	981
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	957

		6,285

	General Obligation — 0.0% (g)
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,054

	Prerefunded — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,266

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/15 (p)	1,000
615	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	641

		13,907

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,148
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,448

		2,596

	Total West Virginia	24,842

	Wisconsin — 1.2%
	Education — 0.2%
5,000	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19 (i)	5,279

	General Obligation — 0.6%
5,000	State of Wisconsin, Series 4, GO, 5.000%, 05/01/27	5,974
15,680	State of Wisconsin, Unrefunded Balance, Series A, GO, 5.000%, 05/01/23	18,368

		24,342

	Prerefunded — 0.4%
13,190	State of Wisconsin, Series A, GO, 5.250%, 05/01/21 (p)	15,716
370	State of Wisconsin, Prerefunded, Series A, GO, 5.000%, 05/01/21 (p)	436

		16,152

	Total Wisconsin	45,773

	Total Municipal Bonds (Cost $3,548,387)	3,756,899

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
146,657	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l)(m) (Cost $146,657)	146,657

	Total Investments — 98.9% (Cost $3,695,044)	3,903,556
	Other Assets in Excess of Liabilities — 1.1%	45,096

	NET ASSETS — 100.0%	$3,948,652

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MTA	—	Metropolitan Transportation Authority
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,907
Aggregate gross unrealized depreciation	(8,395)

Net unrealized appreciation/depreciation	$208,512

Federal income tax cost of investments	$3,695,044

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s NAV as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$17,891	$—	$17,891
Other Revenue	—	10,730	—	10,730
Prerefunded	—	4,259	—	4,259

Total Alabama	—	32,880	—	32,880

Alaska
Other Revenue	—	24,676	—	24,676
Prerefunded	—	3,151	—	3,151

Total Alaska	—	27,827	—	27,827

Arizona
Certificate of Participation/Lease	—	24,811	—	24,811
Education	—	4,109	—	4,109
General Obligation	—	9,440	—	9,440
Hospital	—	3,822	—	3,822
Industrial Development Revenue/Pollution Control Revenue	—	1,031	—	1,031
Other Revenue	—	14,456	—	14,456
Prerefunded	—	26,812	—	26,812
Special Tax	—	544	—	544
Transportation	—	5,186	—	5,186
Utility	—	14,077	—	14,077
Water & Sewer	—	9,736	—	9,736

Total Arizona	—	114,024	—	114,024

California
Certificate of Participation/Lease	—	9,064	—	9,064
Education	—	57,316	—	57,316
General Obligation	—	330,225	—	330,225
Other Revenue	—	122,279	—	122,279
Prerefunded	—	64,454	—	64,454
Utility	—	33,812	—	33,812
Water & Sewer	—	50,742	—	50,742

Total California	—	667,892	—	667,892

Colorado
General Obligation	—	40,837	—	40,837
Other Revenue	—	5,250	—	5,250
Prerefunded	—	92,850	—	92,850

Total Colorado	—	138,937	—	138,937

Connecticut
General Obligation	—	14,754	—	14,754
Housing	—	2,798	—	2,798
Other Revenue	—	8,762	—	8,762
Transportation	—	2,314	—	2,314

Total Connecticut	—	28,628	—	28,628

Delaware
General Obligation	—	13,400	—	13,400
Prerefunded	—	1,936	—	1,936

Total Delaware	—	15,336	—	15,336

District of Columbia

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Other Revenue	—	6,314	—	6,314
Florida
General Obligation	—	44,674	—	44,674
Housing	—	2,707	—	2,707
Other Revenue	—	14,297	—	14,297
Prerefunded	—	14,827	—	14,827
Transportation	—	4,053	—	4,053
Utility	—	1,674	—	1,674
Water & Sewer	—	9,320	—	9,320

Total Florida	—	91,552	—	91,552

Georgia
Education	—	2,232	—	2,232
General Obligation	—	24,540	—	24,540
Industrial Development Revenue/Pollution Control Revenue	—	4,039	—	4,039
Other Revenue	—	17,933	—	17,933
Prerefunded	—	7,123	—	7,123
Transportation	—	10,928	—	10,928
Utility	—	11,228	—	11,228
Water & Sewer	—	49,986	—	49,986

Total Georgia	—	128,009	—	128,009

Hawaii
General Obligation	—	24,612	—	24,612
Transportation	—	15,821	—	15,821

Total Hawaii	—	40,433	—	40,433

Idaho
Prerefunded	—	13,980	—	13,980

Illinois
General Obligation	—	31,640	—	31,640
Other Revenue	—	16,956	—	16,956
Prerefunded	—	23,918	—	23,918
Transportation	—	17,416	—	17,416
Water & Sewer	—	6,031	—	6,031

Total Illinois	—	95,961	—	95,961

Indiana
Education	—	9,263	—	9,263
Other Revenue	—	44,438	—	44,438
Transportation	—	3,197	—	3,197
Utility	—	2,316	—	2,316
Water & Sewer	—	1,147	—	1,147

Total Indiana	—	60,361	—	60,361

Iowa
General Obligation	—	8,801	—	8,801
Housing	—	571	—	571
Other Revenue	—	21,805	—	21,805

Total Iowa	—	31,177	—	31,177

Kansas
General Obligation	—	4,347	—	4,347
Prerefunded	—	54,195	—	54,195
Transportation	—	43,271	—	43,271

Total Kansas	—	101,813	—	101,813

Kentucky
Other Revenue	—	8,153	—	8,153
Prerefunded	—	13,065	—	13,065
Transportation	—	5,976	—	5,976
Water & Sewer	—	7,534	—	7,534

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Total Kentucky	—	34,728	—	34,728

Louisiana
General Obligation	—	3,751	—	3,751
Housing	—	1,133	—	1,133
Other Revenue	—	18,478	—	18,478
Prerefunded	—	51,912	—	51,912
Transportation	—	1,443	—	1,443

Total Louisiana	—	76,717	—	76,717

Maryland
Education	—	5,458	—	5,458
General Obligation	—	5,797	—	5,797
Private Placement	—	—	861	861
Transportation	—	13,180	—	13,180

Total Maryland	—	24,435	861	25,296

Massachusetts
Certificate of Participation/Lease	—	13,130	—	13,130
Education	—	9,504	—	9,504
General Obligation	—	89,848	—	89,848
Other Revenue	—	25,383	—	25,383
Prerefunded	—	6,435	—	6,435
Transportation	—	1,768	—	1,768
Water & Sewer	—	3,840	—	3,840

Total Massachusetts	—	149,908	—	149,908

Michigan
Education	—	4,437	—	4,437
General Obligation	—	20,495	—	20,495
Housing	—	1,994	—	1,994
Other Revenue	—	20,636	—	20,636
Utility	—	5,385	—	5,385
Water & Sewer	—	11,225	—	11,225

Total Michigan	—	64,172	—	64,172

Minnesota
General Obligation	—	27,376	—	27,376
Other Revenue	—	1,089	—	1,089
Prerefunded	—	8,039	—	8,039

Total Minnesota	—	36,504	—	36,504

Mississippi
Prerefunded	—	42,168	—	42,168
Missouri
General Obligation	—	2,382	—	2,382
Housing	—	710	—	710
Other Revenue	—	32,583	—	32,583
Prerefunded	—	3,188	—	3,188
Transportation	—	65,731	—	65,731

Total Missouri	—	104,594	—	104,594

Montana
Transportation	—	3,434	—	3,434

Nebraska
Other Revenue	—	2,116	—	2,116
Prerefunded	—	195	—	195
Utility	—	2,375	—	2,375

Total Nebraska	—	4,686	—	4,686

New Jersey
Certificate of Participation/Lease	—	6,333	—	6,333
Education	—	5,474	—	5,474

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Other Revenue	—	6,664	—	6,664
Prerefunded	—	57,259	—	57,259
Transportation	—	5,985	—	5,985
Water & Sewer	—	6,017	—	6,017

Total New Jersey	—	87,732	—	87,732

New Mexico
Housing	—	3,243	—	3,243
Other Revenue	—	13,524	—	13,524
Special Tax	—	11,761	—	11,761
Transportation	—	11,690	—	11,690

Total New Mexico	—	40,218	—	40,218

New York
Education	—	13,367	—	13,367
General Obligation	—	20,926	—	20,926
Other Revenue	—	349,185	—	349,185
Prerefunded	—	12,793	—	12,793
Special Tax	—	193,003	—	193,003
Transportation	—	80,465	—	80,465
Utility	—	10,435	—	10,435
Water & Sewer	—	6,283	—	6,283

Total New York	—	686,457	—	686,457

North Carolina
General Obligation	—	43,348	—	43,348
Other Revenue	—	13,937	—	13,937
Prerefunded	—	16,143	—	16,143
Utility	—	5,519	—	5,519

Total North Carolina	—	78,947	—	78,947

Ohio
Education	—	3,620	—	3,620
Housing	—	281	—	281
Industrial Development Revenue/Pollution Control Revenue	—	13,311	—	13,311
Other Revenue	—	15,624	—	15,624
Prerefunded	—	9,485	—	9,485
Transportation	—	2,295	—	2,295
Water & Sewer	—	14,331	—	14,331

Total Ohio	—	58,947	—	58,947

Oklahoma
Education	—	9,371	—	9,371
Housing	—	265	—	265
Transportation	—	10,359	—	10,359

Total Oklahoma	—	19,995	—	19,995

Oregon
Prerefunded	—	4,433	—	4,433
Water & Sewer	—	2,806	—	2,806

Total Oregon	—	7,239	—	7,239

Pennsylvania
General Obligation	—	13,633	—	13,633
Hospital	—	10,041	—	10,041
Other Revenue	—	633	—	633
Prerefunded	—	11,090	—	11,090

Total Pennsylvania	—	35,397	—	35,397

Puerto Rico
Prerefunded	—	12,837	—	12,837

Rhode Island
General Obligation	—	1,186	—	1,186

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Other Revenue	—	2,103	—	2,103

Total Rhode Island	—	3,289	—	3,289

South Carolina
Education	—	2,913	—	2,913
General Obligation	—	24,006	—	24,006
Housing	—	597	—	597
Prerefunded	—	11,444	—	11,444
Utility	—	9,842	—	9,842

Total South Carolina	—	48,802	—	48,802

South Dakota
Prerefunded	—	188	—	188

Tennessee
General Obligation	—	13,423	—	13,423
Prerefunded	—	4,208	—	4,208
Utility	—	2,338	—	2,338

Total Tennessee	—	19,969	—	19,969

Texas
Education	—	26,511	—	26,511
General Obligation	—	97,662	—	97,662
Other Revenue	—	62,881	—	62,881
Prerefunded	—	35,353	—	35,353
Transportation	—	15,110	—	15,110
Utility	—	12,383	—	12,383
Water & Sewer	—	5,736	—	5,736

Total Texas	—	255,636	—	255,636

Utah
General Obligation	—	5,760	—	5,760
Other Revenue	—	1,123	—	1,123
Utility	—	1,170	—	1,170
Water & Sewer	—	12,861	—	12,861

Total Utah	—	20,914	—	20,914

Virginia
Education	—	6,613	—	6,613
General Obligation	—	33,943	—	33,943
Other Revenue	—	24,046	—	24,046
Prerefunded	—	5	—	5
Transportation	—	15,926	—	15,926
Utility	—	2,268	—	2,268
Water & Sewer	—	3,531	—	3,531

Total Virginia	—	86,332	—	86,332

Washington
General Obligation	—	43,629	—	43,629
Other Revenue	—	33,455	—	33,455
Prerefunded	—	8,970	—	8,970

Total Washington	—	86,054	—	86,054

West Virginia
Education	—	6,285	—	6,285
General Obligation	—	2,054	—	2,054
Prerefunded	—	13,907	—	13,907
Water & Sewer	—	2,596	—	2,596

Total West Virginia	—	24,842	—	24,842

Wisconsin
Education	—	—	5,279	5,279
General Obligation	—	24,342	—	24,342
Prerefunded	—	16,152	—	16,152

Total Wisconsin	—	40,494	5,279	45,773

Total Municipal Bonds		3,750,759	6,140	3,756,899

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Short-Term Investment
Investment Company	146,657	—	—	146,657

Total Investments in Securities	$146,657	$3,750,759	$6,140	$3,903,556

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 73.8%
Asset-Backed Securities — 20.5%
	Ally Auto Receivables Trust,
3,801	Series 2012-5, Class A3, 0.620%, 03/15/17	3,802
6,542	Series 2013-1, Class A3, 0.630%, 05/15/17	6,545
2,489	Series 2013-2, Class A3, 0.790%, 01/15/18	2,492
39,575	Series 2014-2, Class A2, 0.680%, 07/17/17	39,602
5,024	Series 2014-SN1, Class A2A, 0.520%, 10/20/16	5,022
19,600	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	19,613
	AmeriCredit Automobile Receivables Trust,
4,477	Series 2013-2, Class A3, 0.650%, 12/08/17	4,475
1,876	Series 2013-5, Class A2A, 0.650%, 03/08/17	1,876
6,998	Series 2014-1, Class A2, 0.570%, 07/10/17	6,995
11,086	Series 2014-2, Class A2A, 0.540%, 10/10/17	11,080
6,110	BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.456%, 09/16/19	6,118
14,909	Bank of America Auto Trust, Series 2012-1, Class A4, 1.030%, 12/15/16	14,934
	Bank of The West Auto Trust,
6,300	Series 2014-1, Class A2, 0.690%, 07/17/17 (e)	6,302
7,600	Series 2015-1, Class A2A, 0.870%, 04/16/18 (e)	7,597
58,600	Barclays Dryrock Issuance Trust, Series 2012-2, Class A, 0.640%, 08/15/18	58,613
13,800	BMW Vehicle Lease Trust, Series 2015-1, Class A2A, 0.860%, 02/21/17	13,813
12,565	BMW Vehicle Owner Trust, Series 2014-A, Class A2, 0.530%, 04/25/17	12,568
	California Republic Auto Receivables Trust,
1,423	Series 2014-1, Class A2, 0.620%, 01/17/17	1,423
2,575	Series 2014-3, Class A2, 0.630%, 06/15/17	2,575
	Capital Auto Receivables Asset Trust,
2,804	Series 2014-1, Class A1A, 0.680%, 05/20/16	2,804
12,500	Series 2014-2, Class A2, 0.910%, 04/20/17	12,514
	CarMax Auto Owner Trust,
5,533	Series 2013-3, Class A3, 0.970%, 04/16/18	5,545
36,991	Series 2014-3, Class A2, 0.550%, 08/15/17	36,980
44,800	Series 2014-4, Class A2A, 0.670%, 02/15/18	44,805
34,815	Series 2015-1, Class A2, 0.880%, 03/15/18	34,868
14,585	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 0.690%, 09/15/17 (e)	14,583
3,300	CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	3,306
	Citibank Credit Card Issuance Trust,
21,775	Series 2006-A8, Class A8, VAR, 0.315%, 12/17/18	21,723
25,950	Series 2013-A10, Class A10, 0.730%, 02/07/18	25,984
	CNH Equipment Trust,
3,916	Series 2012-C, Class A3, 0.570%, 12/15/17	3,916
1,278	Series 2013-D, Class A2, 0.490%, 03/15/17	1,277
7,115	Series 2014-B, Class A2, 0.480%, 08/15/17	7,112
20,400	Series 2014-C, Class A2, 0.630%, 12/15/17	20,408
25,800	Series 2015-A, Class A2, 0.840%, 06/15/18	25,831
20,500	Series 2015-B, Class A2A, 0.840%, 08/15/18	20,498
6,240	Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.640%, 07/22/16 (e)	6,242
1,752	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	1,755
10,400	First National Master Note Trust, Series 2013-2, Class A, VAR, 0.716%, 10/15/19	10,412
	Ford Credit Auto Lease Trust,
21,632	Series 2013-B, Class A3, 0.760%, 09/15/16	21,643
10,590	Series 2014-A, Class A2A, 0.500%, 10/15/16	10,589
5,000	Series 2014-A, Class A3, 0.680%, 04/15/17	5,002

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
7,877	Series 2014-B, Class A2A, 0.510%, 03/15/17	7,875
	Ford Credit Auto Owner Trust,
7,536	Series 2012-A, Class A4, 1.150%, 06/15/17	7,554
7,050	Series 2013-A, Class A3, 0.550%, 07/15/17	7,051
5,935	Series 2013-B, Class A3, 0.570%, 10/15/17	5,936
39,034	Series 2014-C, Class A2, 0.610%, 08/15/17	39,063
19,400	Series 2015-B, Class A2A, 0.720%, 03/15/18	19,391
7,150	Golden Credit Card Trust, (Canada), Series 2012-5A, Class A, 0.790%, 09/15/17 (e)	7,155
6,729	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	6,729
	Honda Auto Receivables Owner Trust,
2,866	Series 2012-1, Class A4, 0.970%, 04/16/18	2,866
18,631	Series 2013-2, Class A3, 0.530%, 02/16/17	18,631
22,079	Series 2013-4, Class A3, 0.690%, 09/18/17	22,091
15,900	Series 2014-4, Class A2, 0.580%, 01/17/17	15,901
6,800	Series 2015-1, Class A2, 0.700%, 06/15/17	6,804
	Hyundai Auto Lease Securitization Trust,
8,852	Series 2013-A, Class A4, 0.770%, 10/17/16 (e)	8,855
5,024	Series 2014-A, Class A2, 0.520%, 07/15/16 (e)	5,023
12,322	Series 2014-B, Class A2, 0.610%, 02/15/17 (e)	12,318
9,900	Series 2015-A, Class A2, 1.000%, 10/16/17 (e)	9,919
28,250	Hyundai Auto Receivables Trust, Series 2015-A, Class A2, 0.680%, 10/16/17	28,268
11,537	John Deere Owner Trust, Series 2014-B, Class A2A, 0.540%, 07/17/17	11,538
4,550	Macquarie Equipment Funding Trust, Series 2014-A, Class A2, 0.800%, 11/21/16 (e)	4,560
21,169	Master Credit Card Trust II, (Canada), Series 2012-2A, Class A, 0.780%, 04/21/17 (e)	21,179
	Mercedes-Benz Auto Lease Trust,
52,200	Series 2014-A, Class A3, 0.680%, 12/15/16	52,224
13,900	Series 2015-A, Class A2A, 0.780%, 02/15/17	13,915
40,789	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	40,843
573	Nissan Auto Lease Trust, Series 2013-B, Class A2A, 0.570%, 01/15/16	573
	Nissan Auto Receivables Owner Trust,
1,500	Series 2012-B, Class A4, 0.660%, 12/17/18	1,501
28,100	Series 2014-B, Class A2, 0.600%, 06/15/17	28,099
13,604	Series 2015-A, Class A2, 0.670%, 09/15/17	13,607
	Porsche Innovative Lease Owner Trust,
5,236	Series 2013-1, Class A3, 0.700%, 08/22/16 (e)	5,238
20,272	Series 2014-1, Class A2, 0.650%, 01/20/17 (e)	20,283
	Santander Drive Auto Receivables Trust,
764	Series 2013-2, Class A3, 0.700%, 09/15/17	764
6,438	Series 2013-3, Class A3, 0.700%, 10/16/17	6,438
1,051	Series 2013-4, Class A3, 1.110%, 12/15/17	1,052
2,902	Series 2013-5, Class A3, 0.820%, 02/15/18	2,903
3,675	Series 2014-1, Class A2A, 0.660%, 06/15/17	3,675
11,811	Series 2014-2, Class A2A, 0.540%, 07/17/17	11,803
10,800	Series 2014-4, Class A2A, 0.670%, 01/16/18	10,797
	Toyota Auto Receivables Owner Trust,
11,500	Series 2014-C, Class A2, 0.510%, 02/15/17	11,503
9,450	Series 2015-A, Class A2, 0.710%, 07/17/17	9,456
	Volkswagen Auto Lease Trust,
4,980	Series 2014-A, Class A2A, 0.520%, 10/20/16	4,981
13,600	Series 2015-A, Class A2A, 0.870%, 06/20/17	13,613

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
	Volkswagen Auto Loan Enhanced Trust,
3,330	Series 2012-2, Class A4, 0.660%, 03/20/19	3,322
10,013	Series 2013-1, Class A3, 0.560%, 08/21/17	10,013
17,148	Series 2014-1, Class A2, 0.420%, 03/20/17	17,144
3,303	Volvo Financial Equipment LLC, Series 2014-1A, Class A2, 0.540%, 11/15/16 (e)	3,302

	Total Asset-Backed Securities (Cost $1,118,606)	1,118,998

Certificates of Deposit — 3.8%
	Bank of Nova Scotia (The), (Canada),
27,400	VAR, 0.491%, 12/05/16 (m)	27,396
34,000	VAR, 0.562%, 02/23/17	33,994
	Nordea Bank Finland plc,
30,000	VAR, 0.467%, 11/14/16	29,995
28,700	VAR, 0.557%, 02/13/17	28,693
27,950	Svenska Handelsbanken AB, (Sweden), VAR, 0.456%, 08/17/16	27,958
60,000	UBS AG, (Switzerland), VAR, 0.769%, 09/26/16	59,984

	Total Certificates of Deposit (Cost $208,016)	208,020

Corporate Bonds — 46.9%
	Consumer Discretionary — 3.8%
	Auto Components — 0.2%
	Johnson Controls, Inc.,
5,000	2.600%, 12/01/16	5,120
3,645	5.500%, 01/15/16	3,752

		8,872

	Automobiles — 2.1%
	Daimler Finance North America LLC,
35,121	1.250%, 01/11/16 (e)	35,233
4,045	1.300%, 07/31/15 (e)	4,050
1,450	3.000%, 03/28/16 (e)	1,477
1,700	VAR, 0.584%, 03/02/17 (e)	1,700
10,600	VAR, 0.618%, 08/01/17 (e)	10,581
31,399	Hyundai Capital America, 1.625%, 10/02/15 (e)	31,472
	Volkswagen Group of America Finance LLC,
4,600	VAR, 0.502%, 05/23/16 (e)	4,603
17,903	VAR, 0.564%, 11/22/16 (e)	17,900
7,100	VAR, 0.716%, 11/20/17 (e)	7,111

		114,127

	Media — 1.5%
24,475	BSKYB Finance UK plc, (United Kingdom), 5.625%, 10/15/15 (e)	24,897
20,530	Cox Communications, Inc., 5.500%, 10/01/15	20,854
500	NBCUniversal Enterprise, Inc., VAR, 0.812%, 04/15/16 (e)	502
21,156	Omnicom Group, Inc., 5.900%, 04/15/16	22,069
14,775	Thomson Reuters Corp., (Canada), 0.875%, 05/23/16	14,770

		83,092

	Total Consumer Discretionary	206,091

	Consumer Staples — 1.9%
	Beverages — 0.8%
12,000	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	12,026
8,550	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	8,688
21,425	Heineken N.V., (Netherlands), 0.800%, 10/01/15 (e)	21,442

		42,156

	Food & Staples Retailing — 0.3%
5,423	Kroger Co. (The), 3.900%, 10/01/15	5,480
13,300	Walgreens Boots Alliance, Inc., VAR, 0.726%, 05/18/16	13,318

		18,798

	Food Products — 0.5%
2,865	General Mills, Inc., VAR, 0.579%, 01/29/16	2,865
13,632	Hillshire Brands Co. (The), 2.750%, 09/15/15	13,705
5,500	Ingredion, Inc., 3.200%, 11/01/15	5,546
5,300	Kraft Foods Group, Inc., 1.625%, 06/04/15	5,300

		27,416

	Tobacco — 0.3%
18,213	B.A.T. International Finance plc, (United Kingdom), 1.400%, 06/05/15 (e)	18,214

	Total Consumer Staples	106,584

	Energy — 1.4%
	Energy Equipment & Services — 0.2%
	Noble Holding International Ltd., (Cayman Islands),
2,840	3.050%, 03/01/16	2,864

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Energy Equipment & Services — continued
10,296	3.450%, 08/01/15	10,326

		13,190

	Oil, Gas & Consumable Fuels — 1.2%
4,167	Canadian Natural Resources Ltd., (Canada), VAR, 0.648%, 03/30/16	4,161
2,100	CNOOC Finance 2013 Ltd., (United Kingdom), 1.125%, 05/09/16	2,096
16,000	Devon Energy Corp., VAR, 0.721%, 12/15/15	15,986
	Enterprise Products Operating LLC,
10,913	1.250%, 08/13/15	10,929
2,200	3.700%, 06/01/15	2,200
10,286	ONEOK Partners LP, 3.250%, 02/01/16	10,400
9,712	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	9,800
7,500	TransCanada PipeLines Ltd., (Canada), VAR, 0.953%, 06/30/16	7,517

		63,089

	Total Energy	76,279

	Financials — 29.3%
	Banks — 17.3%
60,590	ABN AMRO Bank N.V., (Netherlands), 1.375%, 01/22/16 (e)	60,797
16,000	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 0.455%, 07/15/16 (e)	15,992
10,505	Bank of Montreal, (Canada), VAR, 0.795%, 07/15/16	10,553
12,334	Bank of Nova Scotia (The), (Canada), VAR, 0.795%, 07/15/16	12,389
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.000%, 02/26/16 (e)	1,501
6,600	2.450%, 09/11/15 (e)	6,634
18,520	VAR, 0.732%, 02/26/16 (e)	18,538
6,000	BB&T Corp., 3.950%, 04/29/16	6,173
	BNP Paribas S.A., (France),
8,500	3.600%, 02/23/16	8,673
8,500	VAR, 0.586%, 11/07/15	8,506
	Branch Banking & Trust Co.,
9,100	VAR, 0.590%, 09/13/16	9,074
4,161	VAR, 0.713%, 12/01/16	4,165
	Canadian Imperial Bank of Commerce, (Canada),
4,000	1.350%, 07/18/16	4,028
11,645	VAR, 0.795%, 07/18/16	11,689
14,750	Capital One Bank USA N.A., VAR, 0.777%, 02/13/17	14,739
500	Capital One N.A., VAR, 0.715%, 03/22/16	500
13,953	Comerica, Inc., 3.000%, 09/16/15	14,045
	Commonwealth Bank of Australia, (Australia),
7,300	VAR, 0.484%, 06/03/16 (e)	7,299
28,578	VAR, 0.770%, 09/20/16 (e)	28,707
87,400	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), VAR, 0.562%, 11/23/16	87,461
6,066	Credit Agricole S.A., (France), 1.625%, 04/15/16 (e)	6,098
23,015	Fifth Third Bancorp, 3.625%, 01/25/16	23,422
	Fifth Third Bank,
10,425	0.900%, 02/26/16	10,432
4,530	VAR, 0.692%, 02/26/16	4,537
1,225	VAR, 0.786%, 11/18/16	1,229
39,890	HSBC Bank plc, (United Kingdom), 3.100%, 05/24/16 (e)	40,848
18,000	HSH Nordbank AG, (Germany), VAR, 0.443%, 12/30/15	17,967
24,800	KeyBank N.A., VAR, 0.772%, 11/25/16	24,841
22,972	KeyCorp, 3.750%, 08/13/15	23,110
13,255	Korea Development Bank (The), (South Korea), 4.375%, 08/10/15 (m)	13,340
41,585	Lloyds Bank plc, (United Kingdom), 4.875%, 01/21/16	42,662
1,490	Manufacturers & Traders Trust Co., VAR, 0.564%, 03/07/16	1,491
	National Australia Bank Ltd., (Australia),
4,935	VAR, 0.641%, 03/17/17 (e)	4,945
11,600	VAR, 0.714%, 12/02/16 (e)	11,642
7,540	Nordea Bank AB, (Sweden), 0.875%, 05/13/16 (e)	7,553
22,250	PNC Bank N.A., 0.800%, 01/28/16	22,287
17,271	PNC Funding Corp., 4.250%, 09/21/15	17,452
	Royal Bank of Canada, (Canada),
7,096	2.300%, 07/20/16	7,225
2,350	VAR, 0.724%, 09/09/16	2,359
51,587	Standard Chartered plc, (United Kingdom), 3.200%, 05/12/16 (e)	52,652
	Sumitomo Mitsui Banking Corp., (Japan),
28,732	0.900%, 01/18/16	28,775
5,000	1.450%, 07/19/16	5,025
30,011	SunTrust Banks, Inc., 3.600%, 04/15/16	30,628

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
35,950	Svenska Handelsbanken AB, (Sweden), VAR, 0.735%, 09/23/16	36,118
	Toronto-Dominion Bank (The), (Canada),
3,830	VAR, 0.446%, 07/13/16	3,832
76,028	VAR, 0.724%, 09/09/16	76,296
	U.S. Bank N.A.,
15,500	VAR, 0.467%, 09/11/17	15,485
2,800	VAR, 0.508%, 01/30/17	2,800
	Wells Fargo & Co.,
4,200	1.250%, 07/20/16	4,215
27,722	SUB, 3.676%, 06/15/16	28,569
10,000	VAR, 0.584%, 06/02/17	9,988
37,178	VAR, 0.805%, 07/20/16	37,333

		946,619

	Capital Markets — 2.3%
15,000	Credit Suisse, (Switzerland), VAR, 0.567%, 03/11/16	14,999
23,658	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	24,029
	Goldman Sachs Group, Inc. (The),
11,410	1.600%, 11/23/15	11,459
44,651	3.625%, 02/07/16	45,490
	ING Bank N.V., (Netherlands),
11,010	1.375%, 03/07/16 (e)	11,055
8,600	4.000%, 03/15/16 (e)	8,801
6,540	Morgan Stanley, 1.750%, 02/25/16	6,580

		122,413

	Consumer Finance — 3.6%
25,870	American Express Centurion Bank, 0.875%, 11/13/15	25,905
	American Express Credit Corp.,
4,855	1.300%, 07/29/16	4,881
5,500	VAR, 0.565%, 09/22/17	5,489
9,714	VAR, 0.789%, 07/29/16	9,739
27,628	American Honda Finance Corp., VAR, 0.771%, 10/07/16	27,768
39,549	Capital One Financial Corp., 1.000%, 11/06/15	39,603
1,650	John Deere Capital Corp., VAR, 0.566%, 10/11/16	1,654
	Nissan Motor Acceptance Corp.,
5,720	1.000%, 03/15/16 (e)	5,730
6,100	VAR, 0.969%, 09/26/16 (e)	6,132
46,500	Toyota Motor Credit Corp., VAR, 0.466%, 02/16/17	46,521
22,800	Volkswagen International Finance N.V., (Netherlands), VAR, 0.716%, 11/18/16 (e)	22,861

		196,283

	Diversified Financial Services — 0.7%
	Caisse Centrale Desjardins, (Canada),
1,000	2.650%, 09/16/15 (e)	1,006
16,600	VAR, 0.944%, 01/29/18 (e)	16,597
9,202	Export-Import Bank of Korea, (South Korea), 4.125%, 09/09/15	9,284
3,300	General Electric Capital Corp., 2.950%, 05/09/16	3,373
9,300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	9,917

		40,177

	Insurance — 4.5%
23,079	ACE INA Holdings, Inc., 2.600%, 11/23/15	23,283
51,096	American International Group, Inc., 5.050%, 10/01/15	51,838
36,826	Aon Corp., 3.500%, 09/30/15	37,167
42,000	Jackson National Life Global Funding, VAR, 0.529%, 07/29/16 (e)	42,032
7,952	Lincoln National Corp., 4.300%, 06/15/15	7,963
1,652	Manulife Financial Corp., (Canada), 3.400%, 09/17/15	1,666
12,410	Metropolitan Life Global Funding I, VAR, 0.805%, 07/15/16 (e)	12,471
9,530	New York Life Global Funding, 2.450%, 07/14/16 (e)	9,721
3,500	Pricoa Global Funding I, VAR, 0.426%, 05/16/16 (e)	3,499
	Principal Life Global Funding II,
1,000	1.000%, 12/11/15 (e)	1,002
10,000	1.125%, 09/18/15 (e)	10,021
1,100	VAR, 0.444%, 02/22/16 (e)	1,100
26,135	VAR, 0.655%, 05/27/16 (e)	26,183
	Prudential Financial, Inc.,
5,000	3.000%, 05/12/16	5,098
11,401	4.750%, 09/17/15	11,537

		244,581

	Real Estate Investment Trusts (REITs) — 0.9%
10,800	ERP Operating LP, 5.125%, 03/15/16	11,161

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Real Estate Investment Trusts (REITs) — continued
	HCP, Inc.,
9,451	3.750%, 02/01/16	9,625
7,475	7.072%, 06/08/15	7,481
20,322	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	20,542

		48,809

	Thrifts & Mortgage Finance — 0.0% (g)
1,850	BPCE S.A., (France), 1.700%, 04/25/16	1,861

	Total Financials	1,600,743

	Health Care — 2.4%
	Biotechnology — 0.1%
4,269	Celgene Corp., 2.450%, 10/15/15	4,295

	Health Care Providers & Services — 0.9%
8,004	Anthem, Inc., 1.250%, 09/10/15	8,018
30,974	Express Scripts Holding Co., 3.125%, 05/15/16	31,587
	McKesson Corp.,
210	0.950%, 12/04/15	210
11,418	3.250%, 03/01/16	11,621

		51,436

	Pharmaceuticals — 1.4%
39,814	AbbVie, Inc., 1.200%, 11/06/15	39,891
16,200	Bayer U.S. Finance LLC, VAR, 0.521%, 10/07/16 (e)	16,217
21,900	EMD Finance LLC, VAR, 0.619%, 03/17/17 (e)	21,917

		78,025

	Total Health Care	133,756

	Industrials — 2.0%
	Aerospace & Defense — 0.2%
7,988	Lockheed Martin Corp., 7.650%, 05/01/16	8,488
4,500	Rockwell Collins, Inc., VAR, 0.621%, 12/15/16	4,504

		12,992

	Electrical Equipment — 0.2%
11,505	Eaton Corp., 0.950%, 11/02/15	11,521

	Industrial Conglomerates — 1.5%
52,461	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	53,000
26,800	Pentair Finance S.A., (Luxembourg), 1.350%, 12/01/15	26,832

		79,832

	Road & Rail — 0.1%
314	ERAC USA Finance LLC, 1.400%, 04/15/16 (e)	315
6,294	Ryder System, Inc., 3.600%, 03/01/16	6,422

		6,737

	Total Industrials	111,082

	Information Technology — 0.8%
	Internet Software & Services — 0.8%
42,302	eBay, Inc., 1.625%, 10/15/15	42,450

	Materials — 0.8%
	Chemicals — 0.6%
13,070	Ecolab, Inc., 1.000%, 08/09/15	13,080
17,410	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	17,581
1,485	PPG Industries, Inc., 1.900%, 01/15/16	1,494

		32,155

	Metals & Mining — 0.2%
9,300	TCI Communications, Inc., 8.750%, 08/01/15	9,424

	Total Materials	41,579

	Telecommunication Services — 4.0%
	Diversified Telecommunication Services — 4.0%
	AT&T, Inc.,
1,420	0.900%, 02/12/16	1,421
11,307	2.500%, 08/15/15	11,340
43,742	VAR, 0.665%, 02/12/16	43,745
	British Telecommunications plc, (United Kingdom),
3,000	1.625%, 06/28/16	3,021
19,230	2.000%, 06/22/15	19,246
	Deutsche Telekom International Finance B.V., (Netherlands),
15,190	3.125%, 04/11/16 (e)	15,496
500	5.750%, 03/23/16	519
20,448	Orange S.A., (France), 2.125%, 09/16/15	20,524
6,414	PCCW-HKT Capital No. 3 Ltd., (United Kingdom), 5.250%, 07/20/15 (e)	6,445
15,838	PCCW-HKT Capital No. 4 Ltd., (United Kingdom), 4.250%, 02/24/16	16,140
23,893	Telefonica Emisiones S.A.U., (Spain), 3.992%, 02/16/16	24,376
	Verizon Communications, Inc.,
31,665	0.700%, 11/02/15	31,663
24,125	VAR, 1.801%, 09/15/16	24,482

	Total Telecommunication Services	218,418

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Utilities — 0.5%
	Electric Utilities — 0.4%
2,390	NextEra Energy Capital Holdings, Inc., 1.339%, 09/01/15	2,394
425	Progress Energy, Inc., 5.625%, 01/15/16	438
17,606	Xcel Energy, Inc., 0.750%, 05/09/16	17,564

		20,396

	Multi-Utilities — 0.1%
5,635	Dominion Resources, Inc., 2.250%, 09/01/15	5,657

	Total Utilities	26,053

	Total Corporate Bonds (Cost $2,563,069)	2,563,035

U.S. Government Agency Securities — 1.1%
	Federal Home Loan Bank,
30,900	0.250%, 01/26/16 (m)	30,902
27,450	0.260%, 01/22/16 (m)	27,446

	Total U.S. Government Agency Securities (Cost $58,347)	58,348

U.S. Treasury Obligation — 1.5%
81,000	U.S. Treasury Note, 0.500%, 06/30/16 (m) (Cost $81,081)	81,133

	Total Long-Term Investments (Cost $4,029,119)	4,029,534

Short-Term Investments— 26.7%
	Certificates of Deposit— 7.0%
29,000	Barclays Bank plc, 0.880%, 03/04/16	29,038
25,000	BNP Paribas S.A., 0.530%, 12/04/15 (m)	24,978
55,600	China Construction Bank Corp., 0.690%, 08/03/15	55,646
	Credit Agricole Corporate & Investment Bank
30,000	0.660%, 03/03/16	30,010
23,600	0.760%, 05/11/16	23,604
33,750	Credit Industriel et Commercial, 0.690%, 05/20/16	33,757
60,000	Credit Suisse, 0.680%, 01/28/16 (m)	60,063
45,000	Landesbank Hessen-Thueringen, 0.570%, 02/19/16	45,035
54,000	Natixis, (France), 0.610%, 01/22/16 (m)	54,039
24,850	Standard Chartered Bank, 0.650%, 02/26/16	24,864

	Total Certificates of Deposit (Cost $380,800)	381,034

	Commercial Paper— 12.2%
20,600	Anadarko Petroleum Corp., 0.771%, 06/10/15 (e)	20,598
60,000	Bank of China Ltd., 0.703%, 09/08/15	59,947
74,000	Bank of New York Mellon Corp. (The), 0.050%, 06/01/15 (e)	73,999
42,747	Barton Capital LLC, 0.110%, 06/01/15 (e)	42,747
27,400	BASF SE, 0.614%, 05/09/16 (e)	27,273
25,000	Bell Canada, 0.531%, 08/18/15 (e)	24,984
50,000	China Construction Bank Corp., 0.160%, 06/01/15 (e)	50,000
51,300	DNB Bank ASA, 0.543%, 02/23/16 (e)	51,127
10,500	Duke Energy Corp., 0.652%, 07/06/15 (e)	10,497
55,350	Electricite de France S.A., 0.726%, 01/08/16 (e) (m)	55,139
15,000	Encana Corp., 0.731%, 07/13/15 (e)	14,995
12,500	ENI Finance USA, Inc., 0.450%, 07/27/15 (e)	12,494
7,550	Hyundai Capital America, 0.742%, 07/20/15 (e)	7,547
	Kentucky Utilities Co.
4,500	0.440%, 06/16/15 (e)	4,499
13,000	0.460%, 07/13/15 (e)	12,996
53,150	Macquarie Bank Ltd., 0.604%, 01/06/16 (e) (m)	53,230
90,000	Natixis, 0.070%, 06/01/15	89,999
15,000	ONEOK Partners LP, 0.667%, 06/08/15 (e)	14,999
40,000	Vodafone Group plc, 0.928%, 03/21/16 (e)	39,688

	Total Commercial Paper (Cost $666,300)	666,758

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT(S)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Repurchase Agreements — 5.6%
50,000	BNP Paribas Securities Corp., 0.630%, dated 05/29/15, due 04/13/16, repurchase price $50,280, collateralized by Corporate Notes and Bonds, 0.291% - 7.525%, due 03/15/17 - 06/25/43, Federal Home Loan Mortgage Corporation, 1.624% - 7.335%, due 07/25/23 - 04/25/24 and Federal National Mortgage Association, 1.381% - 4.581%, due 01/25/24 - 07/25/24, with the value of $53,652. (i)	50,000
100,000	Citigroup Global Markets, Inc., 0.910%, dated 05/29/15, due 08/06/15, repurchase price $100,174, collateralized by Corporate Notes and Bonds, 0.629% - 7.990%, due 06/15/16 - 02/12/51, with the value of $107,370. (i)	100,000
100,000	Merrill Lynch PFS, Inc., 0.760%, dated 05/29/15, due 09/21/15, repurchase price $100,243, collateralized by Corporate Notes and Bonds, 0.438% - 6.575%, due 12/15/28 - 07/26/48, with the value of $108,000. (i)	100,000
55,000	Morgan Stanley Co. LLC, 0.710%, dated 05/29/15, due 12/01/15, repurchase price $55,202, collateralized by Corporate Notes and Bonds, 3.238% - 5.887%, due 11/19/26 - 07/12/46, with the value of $57,750. (i)	55,000

	Total Repurchase Agreements (Cost $305,000)	305,000

	U.S. Treasury Obligation — 1.9%
105,300	U.S. Treasury Bill, 0.228%, 04/28/16 (m) (n) (Cost $105,079)	105,077

SHARES
	Investment Company — 0.0% (g)
1,504	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $1,504)	1,504

	Total Short-Term Investments (Cost $1,458,683)	1,459,373

	Total Investments — 100.5% (Cost $5,487,802)	5,488,907
	Liabilities in Excess of Other Assets — (0.5)%	(27,330)

	NET ASSETS — 100.0%	$5,461,577

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of when-issued securities, delayed delivery securities and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,138
Aggregate gross unrealized depreciation	(1,033)

Net unrealized appreciation/depreciation	$1,105

Federal income tax cost of investments	$5,487,802

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,098,500	$20,498	$1,118,998
Certificates of Deposit	—	208,020	—	208,020
Corporate Bonds
Consumer Discretionary	—	206,091	—	206,091
Consumer Staples	—	106,584	—	106,584
Energy	—	76,279	—	76,279
Financials	—	1,600,743	—	1,600,743
Health Care	—	133,756	—	133,756
Industrials	—	111,082	—	111,082
Information Technology	—	42,450	—	42,450
Materials	—	41,579	—	41,579
Telecommunication Services	—	218,418	—	218,418

Utilities	—	26,053	—		26,053

Total Corporate Bonds	—	2,563,035	—		2,563,035

U.S. Government Agency Securities	—	58,348	—		58,348
U.S. Treasury Obligation	—	81,133	—		81,133
Short-Term Investments
Certificates of Deposit	—	381,034	—		381,034
Commercial Paper	—	666,758	—		666,758
Investment Company	1,504	—	—		1,504
Repurchase Agreements	—	—	305,000		305,000
U.S. Treasury Obligation	—	105,077	—		105,077

Total Investments in Securities	$1,504	$5,161,905	$325,498	*	$5,488,907

*	Level 3 securities are valued by brokers and pricing services. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Security	$—	$—	$(1)	$—	(a)	$20,499	$—	$—	$—	$20,498
Repurchase Agreements	300,000	—	—	—		150,000	(145,000)	—	—	305,000

	$300,000	$—	$(1)	$—	(a)	$170,499	$(145,000)	$—	$—	$325,498

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,000).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 12.7%
2,191	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.085%, 09/25/33	2,053
1,343	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.306%, 01/25/34	1,241
361	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.081%, 05/25/34	339
361	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 1.756%, 10/25/34	338
11,975	Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 1.765%, 07/20/26 (e)	11,918
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.175%, 10/15/21 (e) (i)	4,550
1,753	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.685%, 06/25/34	1,676
1,170	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.685%, 07/25/34	1,124
1,742	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,764
	Countrywide Asset-Backed Certificates,
296	Series 2002-3, Class M1, VAR, 1.310%, 03/25/32	289
2,343	Series 2002-4, Class M1, VAR, 1.310%, 12/25/32	2,149
856	Series 2003-3, Class 3A, VAR, 0.725%, 11/25/33	786
243	Series 2004-2, Class M1, VAR, 0.935%, 05/25/34	231
2,230	Series 2004-3, Class M1, VAR, 0.935%, 06/25/34	2,128
435	Series 2004-5, Class M2, VAR, 1.190%, 07/25/34	410
1,879	Series 2004-ECC2, Class M2, VAR, 1.160%, 12/25/34	1,789
10,571	Series 2005-AB3, Class 1A1, VAR, 0.435%, 02/25/36	9,258
4,100	CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e)	4,185
204	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-1, Class M2, VAR, 1.010%, 03/25/34	188
4,229	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,257
472	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	462
	Exeter Automobile Receivables Trust,
5,000	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	5,102
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,604
	First Franklin Mortgage Loan Trust,
4,081	Series 2004-FF5, Class A1, VAR, 0.905%, 08/25/34	3,867
533	Series 2005-FF11, Class A2D, VAR, 0.865%, 11/25/35	530
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,528
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1, VAR, 1.670%, 01/17/26 (e)	14,995
750	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.725%, 01/15/25 (e)	750
5,032	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	5,067
4,841	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	4,821
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,183
8,035	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 0.345%, 05/25/46	7,222
9,750	LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 1.770%, 07/15/26 (e)	9,756
1,499	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	1,499
4,185	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,451
	Morgan Stanley ABS Capital I, Inc. Trust,
3,531	Series 2004-HE1, Class M1, VAR, 1.040%, 01/25/34	3,360
631	Series 2004-HE7, Class M2, VAR, 1.130%, 08/25/34	621
149	Series 2004-HE7, Class M3, VAR, 1.205%, 08/25/34	140
1,129	Series 2004-HE8, Class M2, VAR, 1.205%, 09/25/34	1,088
186	Series 2004-NC7, Class M3, VAR, 1.160%, 07/25/34	162
1,027	Series 2004-OP1, Class M2, VAR, 1.100%, 11/25/34	993
495	Series 2005-NC1, Class M3, VAR, 0.950%, 01/25/35	396

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	New Century Home Equity Loan Trust,
105	Series 2004-2, Class M2, VAR, 1.115%, 08/25/34	97
767	Series 2004-4, Class M2, VAR, 0.980%, 02/25/35	681
	Oak Hill Advisors Residential Loan Trust,
3,492	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	3,494
4,762	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	4,616
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,976
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,637
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	3,003
5,466	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	5,511
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,732
52	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.160%, 11/25/34	47
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 1.426%, 07/22/25 (e)	2,720
8,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	8,072
2,265	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,296
3,750	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32	3,756
	RAMP Trust,
955	Series 2005-EFC4, Class M1, VAR, 0.595%, 09/25/35	952
896	Series 2005-RS4, Class M1, VAR, 0.615%, 04/25/35	893
1,871	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	1,874
	Renaissance Home Equity Loan Trust,
732	Series 2003-3, Class M1, VAR, 0.915%, 12/25/33	663
151	Series 2004-1, Class M1, VAR, 0.765%, 05/25/34	138
2,572	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	2,609
3,134	Series 2005-2, Class AV3, VAR, 0.555%, 08/25/35	2,827
731	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	714
5,788	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 0.528%, 08/01/24 (e)	5,639
294	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.335%, 09/25/36	272
1,289	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,277
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 1.645%, 01/21/26 (e)	9,549
9,800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	10,033
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,253
4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,278
	Structured Asset Investment Loan Trust,
2,020	Series 2004-1, Class M1, VAR, 1.160%, 02/25/34	1,926
6,357	Series 2004-6, Class A3, VAR, 0.985%, 07/25/34	6,018
2,579	Series 2004-7, Class M1, VAR, 1.235%, 08/25/34	2,402
513	Series 2004-8, Class M2, VAR, 1.115%, 09/25/34	455
147	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 0.815%, 05/25/35	121
7,664	Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 1.750%, 07/14/26 (e)	7,677
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 1.795%, 04/18/26 (e)	4,000
	Truman Capital Mortgage Loan Trust,
14,585	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	14,394
5,456	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,357
4,635	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	4,653

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
6,966	U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class A, 3.721%, 01/27/35 (e)	7,021
9,580	Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 1.755%, 07/15/26 (e)	9,580
7,469	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	7,451
7,881	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	7,902
3,871	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	3,831
4,845	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	4,761
3,172	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	3,129
8,903	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,757
4,500	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	4,492
2,000	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.615%, 11/25/35	1,976
2,587	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	2,587
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,333
6,500	Wind River CLO Ltd., (Cayman Islands), Series 2012-1A, Class A, VAR, 1.675%, 01/15/24 (e)	6,463

	Total Asset-Backed Securities (Cost $337,948)	342,165

Collateralized Mortgage Obligations — 6.8%
	Agency CMO — 2.7%
	Federal Home Loan Mortgage Corp. REMIC,
935	Series 2936, Class AS, IF, IO, 5.914%, 02/15/35	148
2,849	Series 3160, Class SA, IF, IO, 6.964%, 05/15/36	534
917	Series 3174, Class SA, IF, IO, 7.514%, 04/15/36	185
1,924	Series 3203, Class SH, IF, IO, 6.954%, 08/15/36	442
10,973	Series 3716, Class PI, IO, 4.500%, 04/15/38	1,490
16,457	Series 3907, Class AI, IO, 5.000%, 05/15/40	3,163
7,603	Series 3958, Class MS, IF, IO, 6.514%, 08/15/26	1,208
13,312	Series 3998, Class KS, IF, IO, 6.514%, 02/15/27	2,336
11,228	Series 4018, Class HI, IO, 4.500%, 03/15/41	2,191
13,024	Series 4043, Class PI, IO, 2.500%, 05/15/27	1,157
3,003	Series 4056, Class BI, IO, 3.000%, 05/15/27	328
3,439	Series 4073, Class IQ, IO, 4.000%, 07/15/42	850
1,733	Series 4088, Class JI, IO, 4.000%, 07/15/32	318
12,152	Series 4091, Class CI, IO, 3.500%, 06/15/27	1,305
6,755	Series 4097, Class CI, IO, 3.000%, 08/15/27	794
33,140	Series 4119, Class LI, IO, 3.500%, 06/15/39	4,699
3,733	Series 4120, Class UI, IO, 3.000%, 10/15/27	470
2,206	Series 4136, Class IN, IO, 3.000%, 11/15/27	252
4,838	Series 4146, Class AI, IO, 3.000%, 12/15/27	499
9,412	Series 4173, Class I, IO, 4.000%, 03/15/43	2,123
2,168	Series 4216, Class MI, IO, 3.000%, 06/15/28	247
15,281	Series 4347, Class WF, VAR, 0.579%, 01/15/40	15,315
18,154	Series 4372, Class SY, IF, IO, 5.914%, 08/15/44	2,989
	Federal National Mortgage Association REMIC,
1,876	Series 2003-130, Class NS, IF, IO, 6.815%, 01/25/34	390
1,313	Series 2005-67, Class SI, IF, IO, 6.515%, 08/25/35	282
360	Series 2005-69, Class AS, IF, IO, 6.515%, 08/25/35	68
1,419	Series 2006-24, Class QS, IF, IO, 7.015%, 04/25/36	304
2,215	Series 2009-93, Class SD, IF, IO, 6.015%, 11/25/39	384

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Agency CMO — continued
	1,943	Series 2009-105, Class SE, IF, IO, 5.965%, 12/25/39	261
	1,165	Series 2010-68, Class SJ, IF, IO, 6.365%, 07/25/40	239
	7,092	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	823
	2,017	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	139
	4,393	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	506
	2,438	Series 2012-93, Class SK, IF, IO, 5.865%, 09/25/42	558
	7,874	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	919
	10,571	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	1,265
	5,343	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	497
	16,730	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	2,719
	2,128	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	245
	14,834	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	1,536
	4,562	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	544
	10,144	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	1,144
	7,665	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	1,097
	6,657	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	771
	7,653	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	916
	19,651	Series 2013-4, Class ST, IF, IO, 5.965%, 02/25/43	4,478
	14,565	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	2,238
	3,956	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	478
	4,923	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	627
	4,141	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	508
	4,514	Series 2013-18, Class NS, IF, IO, 5.915%, 03/25/43	1,018
	9,711	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,147
	20,746	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	2,420
	2,774	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	318
	810	Government National Mortgage Association, Series 2014-36, Class WY, 2.000%, 03/16/44	699

			72,581

		Non-Agency CMO — 4.1%
		Alternative Loan Trust,
	411	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	418
	609	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	608
	1,126	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,106
	2,899	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,970
	42	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	38
	3,115	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.375%, 12/25/46	2,169
GBP	1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 1.206%, 10/01/41	1,569
		Banc of America Alternative Loan Trust,
	6,816	Series 2003-9, Class 1CB1, 5.500%, 11/25/33	7,194
	1,067	Series 2004-9, Class 4A1, 5.500%, 10/25/19	1,080
	453	Series 2006-2, Class 7A1, 6.000%, 03/25/21	456
	1,687	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.662%, 02/20/36	1,673
	918	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.666%, 02/25/34	913
EUR	3,475	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.268%, 10/16/38	3,730
EUR	1,611	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.288%, 03/31/48	1,743
	818	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	819
	32	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	31

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
	560	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	567
	1,191	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,116
	229	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	230
	584	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	583
	2,320	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	2,254
		Granite Master Issuer plc, (United Kingdom),
EUR	1,750	Series 2005-2, Class M2, Reg. S, VAR, 0.549%, 12/20/54	1,899
EUR	2,250	Series 2007-1, Class 3M1, Reg. S, VAR, 0.489%, 12/20/54	2,436
	1,482	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,586
		HarborView Mortgage Loan Trust,
	4,244	Series 2005-11, Class 2A1A, VAR, 0.496%, 08/19/45	3,912
	7,973	Series 2007-6, Class 2A1A, VAR, 0.376%, 08/19/37	6,734
	2,199	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.445%, 06/25/35	1,976
EUR	1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.195%, 10/30/33	1,277
	1,119	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	1,015
	991	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	894
	5,536	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	5,844
		Morgan Stanley Mortgage Loan Trust,
	1,067	Series 2004-4, Class 2A, VAR, 6.301%, 09/25/34	1,116
	261	Series 2004-9, Class 1A, VAR, 5.572%, 11/25/34	270
GBP	1,607	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.987%, 05/15/34	2,345
	101	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	87
		Residential Asset Securitization Trust,
	4,830	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,411
	573	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	528
		RFMSI Trust,
	384	Series 2004-S5, Class 2A1, 4.500%, 05/25/19	388
	452	Series 2007-S9, Class 2A1, 5.500%, 09/25/22	454
	1,285	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 0.824%, 01/20/34	1,224
	2,439	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	2,489
	583	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.534%, 12/25/33	485
EUR	2,011	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.111%, 06/26/39	2,149
	380	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	373
	62	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	58
		Wells Fargo Mortgage-Backed Securities Trust,
	6,331	Series 2004-M, Class A1, VAR, 2.617%, 08/25/34	6,425
	8,196	Series 2004-N, Class A6, VAR, 2.594%, 08/25/34	8,188
	9,300	Series 2004-N, Class A7, VAR, 2.594%, 08/25/34	9,291
	568	Series 2005-AR2, Class 2A2, VAR, 2.616%, 03/25/35	578
	3,912	Series 2005-AR4, Class 2A2, VAR, 2.632%, 04/25/35	3,985
	5,227	Series 2005-AR8, Class 1A1, VAR, 2.680%, 06/25/35	5,321

			109,005

		Total Collateralized Mortgage Obligations (Cost $179,806)	181,586

	Commercial Mortgage-Backed Securities — 6.8%
	6,000	A10 Securitization LLC, 4.733%, 01/09/20	6,000

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
2,219	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.580%, 08/15/31 (e)	2,208
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,282
8,400	Series 2006-2, Class AM, VAR, 5.762%, 05/10/45	8,767
4,175	Series 2006-2, Class B, VAR, 5.762%, 05/10/45	4,300
1,300	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	1,316
	Bear Stearns Commercial Mortgage Securities Trust,
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,268
4,000	Series 2007-PW16, Class AJ, VAR, 5.706%, 06/11/40	4,134
5,630	Series 2007-PW17, Class AJ, VAR, 5.885%, 06/11/50	5,856
6,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.225%, 07/15/44	6,164
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	622
7,670	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.040%, 11/15/31 (e)	7,716
2,700	COMM Mortgage Trust, Series 2014-LC15, Class D, VAR, 4.944%, 04/10/47 (e)	2,617
	COMM Mortgage Trust,
10,115	Series 2014-KYO, Class A, VAR, 1.082%, 06/11/27 (e)	10,102
6,130	Series 2015-CR23, Class CMC, 3.807%, 05/10/48 (e)	6,080
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	710
5,620	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ, VAR, 5.455%, 02/15/39	5,742
4,665	CSMC, Series 2014-ICE, Class D, VAR, 2.336%, 04/15/27 (e)	4,647
500	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	509
	GS Mortgage Securities Trust,
6,500	Series 2006-GG8, Class AJ, 5.622%, 11/10/39	6,656
9,880	Series 2007-GG10, Class A4, VAR, 5.795%, 08/10/45	10,590
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,500
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,909
3,680	Series 2005-LDP5, Class D, VAR, 5.391%, 12/15/44	3,740
4,000	Series 2006-CB14, Class AM, VAR, 5.474%, 12/12/44	4,082
4,370	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, VAR, 6.124%, 07/15/40	4,587
3,375	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.275%, 11/12/37	3,398
2,575	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,617
9,850	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, VAR, 4.298%, 02/15/46 (e)	9,669
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.498%, 03/12/44	2,296
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,372
3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,510
2,300	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	2,395
5,805	PFP III Ltd., (Cayman Islands), Series 2014-1, Class AS, VAR, 1.836%, 06/14/31 (e)	5,792
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, VAR, 5.252%, 10/15/44 (e)	3,390
9,570	Series 2006-C23, Class D, VAR, 5.517%, 01/15/45	9,714
7,600	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	7,877
1,660	Series 2007-C33, Class AJ, VAR, 5.951%, 02/15/51	1,743
3,250	Series 2007-C34, Class AJ, VAR, 5.948%, 05/15/46	3,416

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Commercial Mortgage-Backed Securities — continued
	6,250	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (e)	5,465

		Total Commercial Mortgage-Backed Securities (Cost $182,755)	181,758

	Convertible Bonds — 4.0%
		Consumer Discretionary — 1.0%
		Household Durables — 0.3%
		Jarden Corp.,
	4,255	1.125%, 03/15/34	5,039
	1,135	1.875%, 09/15/18	1,948

			6,987

		Internet & Catalog Retail — 0.2%
	5,240	HomeAway, Inc., 0.125%, 04/01/19	5,011

		Media — 0.3%
	8,015	Live Nation Entertainment, Inc., 2.500%, 05/15/19	8,781

		Textiles, Apparel & Luxury Goods — 0.2%
	6,360	Iconix Brand Group, Inc., 1.500%, 03/15/18	6,575

		Total Consumer Discretionary	27,354

		Energy — 0.2%
		Energy Equipment & Services — 0.2%
	6,330	Newpark Resources, Inc., 4.000%, 10/01/17	6,801

		Financials — 0.2%
		Diversified Financial Services — 0.2%
	4,800	Billion Express Investments Ltd., (United Kingdom), Reg. S, 0.750%, 10/18/15	4,944

		Health Care — 0.4%
		Health Care Providers & Services — 0.4%
	8,185	HealthSouth Corp., 2.000%, 12/01/43	9,924

		Industrials — 0.5%
		Building Products — 0.2%
	4,900	Griffon Corp., 4.000%, 01/15/17 (e)	6,015

		Electrical Equipment — 0.2%
	6,508	General Cable Corp., SUB, 4.500%, 11/15/29	5,251

		Machinery — 0.1%
	1,950	Terex Corp., 4.000%, 06/01/15	3,216

		Total Industrials	14,482

		Information Technology — 1.7%
		Communications Equipment — 0.3%
	7,873	Finisar Corp., 0.500%, 12/15/33	8,099
	645	Ixia, 3.000%, 12/15/15	645

			8,744

		Internet Software & Services — 0.7%
	6,150	Dealertrack Technologies, Inc., 1.500%, 03/15/17	7,607
	6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,923
	4,665	WebMD Health Corp., 1.500%, 12/01/20	5,158

			18,688

		Semiconductors & Semiconductor Equipment — 0.7%
	6,820	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19 (e)	8,615
	6,360	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	8,598

			17,213

		Total Information Technology	44,645

		Total Convertible Bonds (Cost $107,197)	108,150

	Corporate Bonds — 34.4%
		Consumer Discretionary — 6.4%
		Auto Components — 0.9%
	1,500	American Axle & Manufacturing, Inc., 6.250%, 03/15/21 (m)	1,586
EUR	2,200	EC Finance plc, (United Kingdom), Reg. S, 5.125%, 07/15/21 (m)	2,546
		Gestamp Funding Luxembourg S.A., (Luxembourg),
EUR	3,800	Reg. S, 5.875%, 05/31/20 (m)	4,422
		Goodyear Tire & Rubber Co. (The),
	2,720	6.500%, 03/01/21 (m)	2,897
	1,175	7.000%, 05/15/22 (m)	1,287
	746	8.250%, 08/15/20 (m)	784
	2,515	8.750%, 08/15/20 (m)	3,024
	1,105	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22 (m)	1,159
	176	MPG Holdco I, Inc., 7.375%, 10/15/22 (e) (m)	188
	285	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e) (m)	300
EUR	2,400	Rhino Bondco S.p.A, (Italy), Reg. S, 7.250%, 11/15/20 (m)	2,827
EUR	1,550	Schaeffler Finance B.V., (Netherlands), Reg. S, 3.500%, 05/15/22 (m)	1,741
	106	Tenneco, Inc., 5.375%, 12/15/24 (m)	110

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Auto Components — continued
	1,085	UCI International, Inc., 8.625%, 02/15/19 (m)	977
		ZF North America Capital, Inc.,
	370	4.000%, 04/29/20 (e)	376
	279	4.500%, 04/29/22 (e)	284
	407	4.750%, 04/29/25 (e)	407

			24,915

		Automobiles — 0.9%
	7,385	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	8,157
		Fiat Chrysler Automobiles N.V., (Netherlands),
	475	4.500%, 04/15/20 (e)	483
	342	5.250%, 04/15/23 (e)	344
	5,600	Ford Motor Co., 4.750%, 01/15/43 (m)	5,698
		General Motors Co.,
	220	4.000%, 04/01/25 (m)	219
	2,530	5.200%, 04/01/45 (m)	2,582
	2,320	6.250%, 10/02/43 (m)	2,684
GBP	1,600	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 5.000%, 02/15/22 (m)	2,597

			22,764

		Distributors — 0.1%
GBP	700	Matalan Finance plc, (United Kingdom), Reg. S, 6.875%, 06/01/19 (m)	1,097
	285	VWR Funding, Inc., 7.250%, 09/15/17 (m)	296

			1,393

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	1,137	5.375%, 01/15/22 (m)	1,211
	684	5.375%, 05/15/24 (m)	725
	35	ServiceMaster Co. LLC (The), 7.000%, 08/15/20 (m)	37

			1,973

		Hotels, Restaurants & Leisure — 0.6%
	220	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e) (m)	228
	134	Boyd Gaming Corp., 6.875%, 05/15/23	136
		Caesars Entertainment Operating Co., Inc.,
	2,610	8.500%, 02/15/20 (d) (m)	2,140
	1,830	9.000%, 02/15/20 (d) (m)	1,501
	90	CCM Merger, Inc., 9.125%, 05/01/19 (e) (m)	98
	90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (m)	95
	150	Landry’s, Inc., 9.375%, 05/01/20 (e) (m)	161
		MGM Resorts International,
	900	6.000%, 03/15/23 (m)	933
	4,310	7.750%, 03/15/22 (m)	4,881
	400	8.625%, 02/01/19 (m)	460
	134	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e) (m)	141
		Scientific Games International, Inc.,
	210	7.000%, 01/01/22 (e) (m)	219
	490	10.000%, 12/01/22	474
	475	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e) (m)	480
	353	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e) (m)	395
	225	Station Casinos LLC, 7.500%, 03/01/21 (m)	239
GBP	2,200	Vougeot Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20 (m)	3,623
	545	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e) (m)	545

			16,749

		Household Durables — 0.2%
		Brookfield Residential Properties, Inc., (Canada),
	115	6.375%, 05/15/25 (e)	115
	298	6.500%, 12/15/20 (e) (m)	306
	700	Jarden Corp., 7.500%, 05/01/17 (m)	770
	120	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15 (i)	123
		Lennar Corp.,
	156	4.500%, 06/15/19 (m)	160
	565	6.950%, 06/01/18 (m)	621
	2,000	Series B, 12.250%, 06/01/17 (m)	2,382
	676	M/I Homes, Inc., 8.625%, 11/15/18 (m)	703
	360	Meritage Homes Corp., 7.150%, 04/15/20 (m)	389
	240	Standard Pacific Corp., 8.375%, 01/15/21 (m)	281
	334	WCI Communities, Inc., 6.875%, 08/15/21 (m)	348

			6,198

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Internet & Catalog Retail — 0.0% (g)
	SITEL LLC/Sitel Finance Corp.,
120	11.000%, 08/01/17 (e) (m)	124
243	11.500%, 04/01/18 (m)	222

		346

	Media — 3.1%
	Altice S.A., (Luxembourg),
EUR 5,300	7.250%, 05/15/22 (e) (m)	5,996
200	7.625%, 02/15/25 (e) (m)	197
1,250	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	1,367
	Cablevision Systems Corp.,
333	7.750%, 04/15/18 (m)	365
857	8.000%, 04/15/20 (m)	943
	Cenveo Corp.,
255	6.000%, 08/01/19 (e) (m)	242
225	8.500%, 09/15/22 (e) (m)	190
205	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e) (m)	194
	Clear Channel Worldwide Holdings, Inc.,
6,585	Series B, 6.500%, 11/15/22 (m)	6,972
3,250	Series B, 7.625%, 03/15/20 (m)	3,437
6,250	Comcast Corp., 3.375%, 02/15/25 (m)	6,343
1,850	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	1,811
	DISH DBS Corp.,
2,805	5.875%, 07/15/22 (m)	2,861
2,996	5.875%, 11/15/24 (m)	3,004
3,837	6.750%, 06/01/21 (m)	4,098
3,310	7.875%, 09/01/19 (m)	3,740
400	Gray Television, Inc., 7.500%, 10/01/20 (m)	426
305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e) (m)	326
300	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (m)	332
2,540	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (m)	2,699
4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e) (m)	4,015
2,715	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e) (m)	2,739
300	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24 (m)	314
5,825	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23 (m)	6,043
100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e) (m)	107
	Sinclair Television Group, Inc.,
2,300	5.375%, 04/01/21 (m)	2,340
1,900	6.375%, 11/01/21 (m)	2,005
	Sirius XM Radio, Inc.,
1,000	4.625%, 05/15/23 (e) (m)	965
467	5.375%, 04/15/25 (e)	468
25	5.875%, 10/01/20 (e) (m)	26
5,500	6.000%, 07/15/24 (e) (m)	5,707
200	Time Warner Cable, Inc., 7.300%, 07/01/38 (m)	233
6,500	Time Warner, Inc., 3.550%, 06/01/24 (m)	6,516
500	Univision Communications, Inc., 8.500%, 05/15/21 (e) (m)	533
EUR 4,200	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22 (m)	4,987
500	WMG Acquisition Corp., 5.625%, 04/15/22 (e) (m)	510

		83,051

	Specialty Retail — 0.5%
	Claire’s Stores, Inc.,
500	6.125%, 03/15/20 (e) (m)	410
627	8.875%, 03/15/19 (m)	309
3,295	9.000%, 03/15/19 (e) (m)	2,924
267	Radio Systems Corp., 8.375%, 11/01/19 (e) (m)	288
9,155	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e) (m)	9,752

		13,683

	Total Consumer Discretionary	171,072

	Consumer Staples — 1.4%
	Beverages — 0.1%
125	Constellation Brands, Inc., 4.750%, 11/15/24 (m)	129
840	DS Services of America, Inc., 10.000%, 09/01/21 (e) (m)	985

		1,114

	Food & Staples Retailing — 0.2%
EUR 2,500	Agrokor d.d., (Croatia), Reg. S, 9.125%, 02/01/20 (m)	3,034
265	New Albertsons, Inc., 7.450%, 08/01/29 (m)	257
1,000	Rite Aid Corp., 8.000%, 08/15/20 (m)	1,049

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
225	Tops Holding LLC/Tops Markets LLC, 8.875%, 12/15/17 (m)	236
1,500	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44 (m)	1,485

		6,061

	Food Products — 0.8%
2,564	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	2,692
966	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21 (m)	1,051
70	Darling Ingredients, Inc., 5.375%, 01/15/22 (m)	71
237	Dean Foods Co., 6.500%, 03/15/23 (e)	247
	H.J. Heinz Co.,
3,795	4.250%, 10/15/20 (m)	3,885
230	4.875%, 02/15/25 (e) (m)	248
	JBS USA LLC/JBS USA Finance, Inc.,
386	5.750%, 06/15/25 (e)	390
457	7.250%, 06/01/21 (e) (m)	483
475	7.250%, 06/01/21 (e) (m)	502
384	8.250%, 02/01/20 (e) (m)	409
211	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	214
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e) (m)	124
6,235	7.375%, 02/15/22 (m)	6,380
GBP 2,400	R&R Ice Cream plc, (United Kingdom), Reg. S, 5.500%, 05/15/20 (m)	3,787
1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e) (m)	1,109
110	Wells Enterprises, Inc., 6.750%, 02/01/20 (e) (m)	113

		21,705

	Household Products — 0.1%
2,316	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	2,373
	Spectrum Brands, Inc.,
205	5.750%, 07/15/25 (e)	211
86	6.125%, 12/15/24 (e) (m)	91
775	6.750%, 03/15/20 (m)	816

		3,491

	Personal Products — 0.0% (g)
75	Prestige Brands, Inc., 5.375%, 12/15/21 (e) (m)	76

	Tobacco — 0.2%
	Altria Group, Inc.,
1,000	2.850%, 08/09/22 (m)	981
4,805	4.250%, 08/09/42 (m)	4,436

		5,417

	Total Consumer Staples	37,864

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
3,470	Atwood Oceanics, Inc., 6.500%, 02/01/20 (m)	3,383
300	Basic Energy Services, Inc., 7.750%, 02/15/19 (m)	252
400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e) (m)	380
500	Parker Drilling Co., 7.500%, 08/01/20 (m)	460
89	PHI, Inc., 5.250%, 03/15/19 (m)	86
700	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e) (m)	566
400	SESI LLC, 6.375%, 05/01/19 (m)	411

		5,538

	Oil, Gas & Consumable Fuels — 1.5%
2,514	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20 (m)	2,237
30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24 (m)	24
140	CONSOL Energy, Inc., 5.875%, 04/15/22 (m)	131
3,000	Denbury Resources, Inc., 4.625%, 07/15/23 (m)	2,737
350	Diamondback Energy, Inc., 7.625%, 10/01/21 (m)	376
	Enterprise Products Operating LLC,
538	4.850%, 03/15/44 (m)	541
1,115	5.700%, 02/15/42 (m)	1,258
5,270	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20 (m)	5,725
400	EXCO Resources, Inc., 8.500%, 04/15/22 (m)	235
600	Halcon Resources Corp., 9.250%, 02/15/22 (m)	417
135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e) (m)	131
350	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	346
4,496	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	3,878

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
	500	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22 (m)	556
	3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e) (m)	2,835
	400	Memorial Resource Development Corp., 5.875%, 07/01/22 (e) (m)	391
	145	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e) (m)	148
	100	Oasis Petroleum, Inc., 6.875%, 03/15/22 (m)	102
	700	Peabody Energy Corp., 10.000%, 03/15/22 (e)	539
	1,070	Phillips 66, 4.875%, 11/15/44 (m)	1,081
	750	QEP Resources, Inc., 5.250%, 05/01/23 (m)	750
	240	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22 (m)	251
	500	Rosetta Resources, Inc., 5.875%, 06/01/22 (m)	534
	1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45 (m)	1,553
	500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e) (m)	439
	4,465	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	4,543
	2,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e) (m)	1,838
	2,285	Williams Cos., Inc. (The), 5.750%, 06/24/44 (m)	2,328
		Williams Partners LP,
	3,490	3.600%, 03/15/22	3,470
	1,715	5.100%, 09/15/45	1,622

			41,016

		Total Energy	46,554

		Financials — 8.6%
		Banks — 2.1%
EUR	9,200	Banco Popolare SC, (Italy), 3.500%, 03/14/19 (m)	10,489
		Bank of Ireland, (Ireland),
EUR	3,637	3.250%, 01/15/19 (m)	4,284
EUR	3,468	VAR, 4.250%, 06/11/24 (m)	3,903
		Barclays Bank plc, (United Kingdom),
	1,000	7.625%, 11/21/22 (m)	1,162
EUR	3,350	Reg. S, 6.000%, 01/14/21 (m)	4,496
		CIT Group, Inc.,
	400	5.000%, 05/15/17 (m)	415
	430	5.000%, 08/15/22 (m)	442
	2,000	5.500%, 02/15/19 (e) (m)	2,112
	3,355	Citigroup, Inc., 4.300%, 11/20/26 (m)	3,401
EUR	8,399	Intesa Sanpaolo S.p.A., (Italy), 6.625%, 09/13/23 (m)	11,625
	2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22 (m)	2,382
	5,696	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e) (m)	5,999
EUR	2,984	UniCredit S.p.A., (Italy), Reg. S, 6.950%, 10/31/22 (m)	3,959
	1,555	Wells Fargo Bank N.A., VAR, 0.486%, 05/16/16 (m)	1,553

			56,222

		Capital Markets — 1.5%
		Credit Suisse AG, (Switzerland),
	4,126	6.500%, 08/08/23 (e) (m)	4,678
EUR	6,920	VAR, 5.750%, 09/18/25 (m)	8,730
	147	E*TRADE Financial Corp., 5.375%, 11/15/22 (m)	154
	6,070	Goldman Sachs Group, Inc. (The), 3.850%, 07/08/24 (m)	6,197
	416	Morgan Stanley, 3.750%, 02/25/23 (m)	430
		UBS AG, (Switzerland),
	3,815	5.125%, 05/15/24 (m)	3,889
	3,086	Reg. S, VAR, 4.750%, 05/22/23 (m)	3,158
EUR	9,022	VAR, 4.750%, 02/12/26 (m)	10,849
GBP	787	VAR, 5.250%, 06/21/21 (m)	1,242

			39,327

		Consumer Finance — 0.4%
		Ally Financial, Inc.,
	192	3.600%, 05/21/18	193
	77	4.625%, 05/19/22	77
	685	8.000%, 03/15/20 (m)	810
	200	8.000%, 11/01/31 (m)	246
	400	VAR, 2.955%, 07/18/16 (m)	404
		General Motors Financial Co., Inc.,
	1,255	3.250%, 05/15/18 (m)	1,285
	450	4.750%, 08/15/17 (m)	476
		Synchrony Financial,
	2,505	3.750%, 08/15/21 (m)	2,568

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Consumer Finance — continued
	3,740	4.250%, 08/15/24 (m)	3,836

			9,895

		Diversified Financial Services — 1.4%
	641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e) (m)	378
	576	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e) (m)	611
	415	CNG Holdings, Inc., 9.375%, 05/15/20 (e) (m)	318
	476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e) (m)	505
	495	Edgewell Personal Care Co., 5.500%, 06/15/25 (e)	495
	9,577	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e) (m)	10,267
		General Electric Capital Corp.,
	4,025	3.450%, 05/15/24 (m)	4,227
	9,325	VAR, 6.375%, 11/15/67 (m)	10,164
EUR	1,500	Lock A.S., (Norway), Reg. S, 7.000%, 08/15/21 (m)	1,775
GBP	800	Lowell Group Financing plc, (United Kingdom), Reg. S, 5.875%, 04/01/19 (m)	1,192
EUR	2,500	Monitchem HoldCo 3 S.A., (Luxembourg), 5.250%, 06/15/21 (e) (m)	2,801
	4,470	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e) (m)	4,501
	25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e) (m)	26

			37,260

		Insurance — 1.7%
		American International Group, Inc.,
	5,000	4.875%, 06/01/22 (m)	5,580
	2,096	6.250%, 03/15/37 (m)	2,309
	150	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e) (m)	154
EUR	7,900	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42 (m)	10,949
		CNO Financial Group, Inc.,
	112	4.500%, 05/30/20	116
	298	5.250%, 05/30/25	309
GBP	900	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42 (m)	1,750
	480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38 (m)	541
		MetLife, Inc.,
	2,500	4.721%, 12/15/44 (m)	2,647
	4,320	6.400%, 12/15/36 (m)	4,938
		Prudential Financial, Inc.,
	5,000	3.500%, 05/15/24 (m)	5,053
	2,500	4.600%, 05/15/44 (m)	2,505
	6,765	VAR, 5.875%, 09/15/42 (m)	7,286
GBP	695	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42 (m)	1,157

			45,294

		Real Estate Investment Trusts (REITs) — 0.8%
	5,500	Corrections Corp. of America, 4.125%, 04/01/20 (m)	5,583
	2,055	Crown Castle International Corp., 5.250%, 01/15/23 (m)	2,166
	1,640	DDR Corp., 7.875%, 09/01/20 (m)	2,028
	4,040	Geo Group, Inc. (The), 6.625%, 02/15/21 (m)	4,252
	130	Iron Mountain, Inc., 5.750%, 08/15/24 (m)	133
		Liberty Property LP,
	2,810	3.375%, 06/15/23 (m)	2,759
	2,755	4.400%, 02/15/24 (m)	2,895
	3,315	Weingarten Realty Investors, 3.375%, 10/15/22 (m)	3,272

			23,088

		Real Estate Management & Development — 0.0% (g)
	195	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e) (m)	189
	1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e) (m)	1,528

			1,717

		Thrifts & Mortgage Finance — 0.7%
	17,850	BPCE S.A., (France), VAR, 0.875%, 06/23/17 (m)	17,875

		Total Financials	230,678

		Health Care — 2.9%
		Biotechnology — 0.2%
	4,320	Gilead Sciences, Inc., 4.500%, 02/01/45 (m)	4,414

		Health Care Equipment & Supplies — 0.4%
	200	Alere, Inc., 7.250%, 07/01/18 (m)	212
	4,695	Biomet, Inc., 6.500%, 08/01/20 (m)	4,965

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Health Care Equipment & Supplies — continued
	953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e) (m)	1,001
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (m)	2,689
		Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
	325	4.875%, 04/15/20 (e)	333
	270	5.500%, 04/15/25 (e)	272
	556	5.750%, 08/01/22 (e) (m)	582

			10,054

		Health Care Providers & Services — 1.1%
	175	Amsurg Corp., 5.625%, 07/15/22 (m)	179
	750	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	802
	8,207	HCA, Inc., 7.500%, 02/15/22 (m)	9,602
	1,175	HealthSouth Corp., 7.750%, 09/15/22 (m)	1,237
	900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (m)	941
	128	inVentiv Health, Inc., 9.000%, 01/15/18 (e) (m)	134
	1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23 (e) (m)	1,665
	3,500	McKesson Corp., 3.796%, 03/15/24 (m)	3,615
GBP	1,500	Priory Group No. 3 plc, (United Kingdom), Reg. S, 8.875%, 02/15/19 (m)	2,396
		Tenet Healthcare Corp.,
	2,650	4.750%, 06/01/20 (m)	2,696
	500	5.000%, 03/01/19 (e) (m)	499
	110	6.000%, 10/01/20 (m)	118
	500	6.750%, 02/01/20 (m)	525
	2,835	8.000%, 08/01/20 (m)	2,962
	1,877	8.125%, 04/01/22 (m)	2,046
	500	United Surgical Partners International, Inc., 9.000%, 04/01/20 (m)	536
		Universal Health Services, Inc.,
	83	3.750%, 08/01/19 (e) (m)	85
	117	4.750%, 08/01/22 (e) (m)	122

			30,160

		Pharmaceuticals — 1.2%
EUR	7,200	Bayer AG, (Germany), VAR, 3.000%, 07/01/75 (m)	8,203
	46	Capsugel S.A., (Luxembourg), 7.000%, (cash), 05/15/19 (e) (m) (v)	47
	8,000	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	8,054
	1,560	Perrigo Finance plc, (Ireland), 3.500%, 12/15/21 (m)	1,594
		Valeant Pharmaceuticals International, Inc., (Canada),
	425	6.750%, 08/15/18 (e) (m)	449
	3,220	6.750%, 08/15/21 (e) (m)	3,381
	1,630	7.000%, 10/01/20 (e) (m)	1,705
	750	7.250%, 07/15/22 (e) (m)	803
	5,000	7.500%, 07/15/21 (e) (m)	5,470
EUR	1,900	Reg. S, 4.500%, 05/15/23	2,113

			31,819

		Total Health Care	76,447

		Industrials — 2.7%
		Aerospace & Defense — 0.0% (g)
		Bombardier, Inc., (Canada),
	109	5.500%, 09/15/18 (e)	108
	1,125	7.500%, 03/15/18 (e) (m)	1,186
	62	Orbital ATK, Inc., 5.250%, 10/01/21 (e) (m)	64
	66	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (m)	69

			1,427

		Air Freight & Logistics — 0.0% (g)
	140	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e) (m)	129

		Airlines — 0.5%
	3,201	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (m)	3,265
	2,235	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (m)	2,402
	546	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (m)	576
	127	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	147
	1,904	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24 (m)	1,999
	579	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	619
	203	Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, 7.750%, 12/17/19 (m)	233

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Airlines — continued
	3,603	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25 (m)	3,711

			12,952

		Building Products — 0.1%
	200	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	207
		Pfleiderer GmbH, (Germany),
EUR	200	Reg. S, 7.875%, 08/01/19 (m)	229
EUR	1,800	Series 144a, 7.875%, 08/01/19 (e) (m)	2,056

			2,492

		Commercial Services & Supplies — 0.3%
	3,140	ADT Corp. (The), 6.250%, 10/15/21 (m)	3,368
	400	Casella Waste Systems, Inc., 7.750%, 02/15/19 (m)	411
	150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e) (m)	147
		Harland Clarke Holdings Corp.,
	100	6.875%, 03/01/20 (e) (m)	100
	75	9.250%, 03/01/21 (e) (m)	72
	750	9.750%, 08/01/18 (e) (m)	792
	255	ILFC E-Capital Trust I, VAR, 4.090%, 12/21/65 (e) (m)	248
	1,625	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e) (m)	1,601
	120	Mustang Merger Corp., 8.500%, 08/15/21 (e) (m)	122
	155	Quad/Graphics, Inc., 7.000%, 05/01/22	152
	60	West Corp., 5.375%, 07/15/22 (e) (m)	58

			7,071

		Construction & Engineering — 0.1%
		AECOM,
	380	5.750%, 10/15/22 (e) (m)	393
	240	5.875%, 10/15/24 (e) (m)	250
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (m)	700
	405	MasTec, Inc., 4.875%, 03/15/23 (m)	378
EUR	2,300	Novafives SAS, (France), 4.500%, 06/30/21 (e) (m)	2,513

			4,234

		Electrical Equipment — 0.0% (g)
	500	General Cable Corp., 5.750%, 10/01/22 (m)	458
	435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e) (m)	453

			911

		Machinery — 0.5%
	50	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e) (m)	52
	1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e) (m)	952
EUR	3,700	Galapagos Holding S.A., (Luxembourg), 7.000%, 06/15/22 (e) (m)	3,921
EUR	2,790	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20 (m)	3,348
	400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e) (m)	414
	103	Oshkosh Corp., 5.375%, 03/01/25 (e) (m)	107
	3,715	Terex Corp., 6.500%, 04/01/20 (m)	3,891

			12,685

		Marine — 0.1%
	470	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e) (m)	429
	750	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e) (m)	725
	688	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (m)	633

			1,787

		Road & Rail — 0.4%
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	300	5.250%, 03/15/25 (e)	294
	1,000	5.500%, 04/01/23 (m)	1,025
EUR	1,700	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18 (m)	1,760
		Hertz Corp. (The),
	1,685	5.875%, 10/15/20 (m)	1,721
	5,605	7.375%, 01/15/21 (m)	5,864

			10,664

		Trading Companies & Distributors — 0.5%
		International Lease Finance Corp.,
	900	5.875%, 04/01/19 (m)	984
	800	5.875%, 08/15/22 (m)	884
	845	8.750%, 03/15/17 (m)	934
EUR	3,050	Rexel S.A., (France), Reg. S, 5.125%, 06/15/20 (m)	3,576
		United Rentals North America, Inc.,
	2,750	7.375%, 05/15/20 (m)	2,963
	2,295	7.625%, 04/15/22 (m)	2,508
	1,025	8.250%, 02/01/21 (m)	1,103

			12,952

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Transportation Infrastructure — 0.2%
GBP 3,500	Heathrow Finance plc, (United Kingdom), 7.125%, 03/01/17 (m)	5,791

	Total Industrials	73,095

	Information Technology — 2.3%
	Communications Equipment — 0.2%
	Alcatel-Lucent USA, Inc.,
200	4.625%, 07/01/17 (e) (m)	206
39	6.450%, 03/15/29 (m)	42
200	6.750%, 11/15/20 (e) (m)	212
	Avaya, Inc.,
3,210	7.000%, 04/01/19 (e) (m)	3,210
134	10.500%, 03/01/21 (e) (m)	115
375	Goodman Networks, Inc., 12.125%, 07/01/18 (m)	322
1,795	Harris Corp., 5.054%, 04/27/45	1,783

		5,890

	Electronic Equipment, Instruments & Components — 0.4%
800	Belden, Inc., 5.500%, 09/01/22 (e) (m)	820
EUR 3,200	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19 (m)	3,703
EUR 3,800	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20 (m)	4,341
400	Viasystems, Inc., 7.875%, 05/01/19 (e) (m)	424

		9,288

	IT Services — 0.6%
500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e) (m)	504
	First Data Corp.,
2,476	6.750%, 11/01/20 (e) (m)	2,643
3,100	8.250%, 01/15/21 (e) (m)	3,306
203	11.750%, 08/15/21 (m)	232
300	12.625%, 01/15/21 (m)	351
7,400	8.750%, (cash), 01/15/22 (e) (m) (v)	7,918
	SunGard Data Systems, Inc.,
491	7.375%, 11/15/18 (m)	511
1,500	7.625%, 11/15/20 (m)	1,586

		17,051

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
65	6.750%, 03/01/19 (m)	58
200	7.750%, 08/01/20 (m)	170
4,850	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	4,959
50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e) (m)	54
	Micron Technology, Inc.,
154	5.250%, 08/01/23 (e) (m)	154
400	5.500%, 02/01/25 (e) (m)	397
	NXP B.V./NXP Funding LLC, (Netherlands),
200	3.500%, 09/15/16 (e) (m)	203
3,000	5.750%, 02/15/21 (e) (m)	3,165

		9,160

	Software — 0.5%
	Audatex North America, Inc.,
3,507	6.000%, 06/15/21 (e) (m)	3,660
27	6.125%, 11/01/23 (e) (m)	28
2,000	Epicor Software Corp., 8.625%, 05/01/19 (m)	2,090
2,250	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, (cash), 05/01/21 (e) (m) (v)	2,290
6,495	Microsoft Corp., 2.700%, 02/12/25 (m)	6,363

		14,431

	Technology Hardware, Storage & Peripherals — 0.2%
6,720	Apple, Inc., 3.450%, 02/09/45 (m)	5,863
	NCR Corp.,
33	5.000%, 07/15/22 (m)	32
10	5.875%, 12/15/21 (m)	10
30	6.375%, 12/15/23 (m)	31

		5,936

	Total Information Technology	61,756

	Materials — 2.6%
	Chemicals — 0.7%
3,455	Ashland, Inc., 4.750%, 08/15/22 (m)	3,524
500	Axiall Corp., 4.875%, 05/15/23 (m)	493
	Hexion, Inc.,
2,810	6.625%, 04/15/20 (m)	2,649
2,460	8.875%, 02/01/18 (m)	2,257
	Huntsman International LLC,
5,550	4.875%, 11/15/20 (m)	5,633
837	8.625%, 03/15/21 (m)	885
500	PolyOne Corp., 5.250%, 03/15/23 (m)	506
384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e) (m)	376

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
2,730	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (m)	2,860

		19,183

	Construction Materials — 0.5%
1,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e) (m)	1,488
725	Cemex Finance LLC, 9.375%, 10/12/22 (e) (m)	818
EUR 7,400	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20 (m)	9,590
90	U.S. Concrete, Inc., 8.500%, 12/01/18 (m)	96

		11,992

	Containers & Packaging — 0.6%
	Ardagh Packaging Finance plc, (Ireland),
3,500	9.125%, 10/15/20 (e) (m)	3,745
EUR 4,000	Reg. S, 9.250%, 10/15/20 (m)	4,691
2,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.271%, 12/15/19 (e) (m)	1,968
340	Berry Plastics Corp., 9.750%, 01/15/21 (m)	375
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
85	5.625%, 12/15/16 (e) (m)	85
570	6.000%, 06/15/17 (e) (m)	576
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20 (m)	1,208
255	7.125%, 04/15/19 (m)	264
1,840	9.000%, 04/15/19 (m)	1,913
747	9.875%, 08/15/19 (m)	792

		15,617

	Metals & Mining — 0.7%
415	AK Steel Corp., 8.750%, 12/01/18 (m)	439
250	Aleris International, Inc., 7.875%, 11/01/20 (m)	259
2,400	Allegheny Technologies, Inc., 6.375%, 08/15/23 (m)	2,508
	ArcelorMittal, (Luxembourg),
500	7.000%, 02/25/22 (m)	546
1,310	10.600%, 06/01/19 (m)	1,589
150	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e) (m)	154
356	Coeur Mining, Inc., 7.875%, 02/01/21 (m)	306
	First Quantum Minerals Ltd., (Canada),
163	6.750%, 02/15/20 (e) (m)	159
163	7.000%, 02/15/21 (e) (m)	158
3,319	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e) (m)	3,037
	Glencore Finance Canada Ltd., (Canada),
1,950	4.250%, 10/25/22 (e) (m)	1,988
1,835	5.550%, 10/25/42 (e) (m)	1,844
3,960	Glencore Funding LLC, 3.125%, 04/29/19 (e) (m)	4,030
610	Hecla Mining Co., 6.875%, 05/01/21 (m)	578
171	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20 (m)	183
90	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e) (m)	94
	Lundin Mining Corp., (Canada),
260	7.500%, 11/01/20 (e) (m)	281
230	7.875%, 11/01/22 (e) (m)	249
510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e) (m)	511
113	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e) (m)	116
190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19 (m)	146

		19,175

	Paper & Forest Products — 0.1%
EUR 3,400	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 3.250%, 06/01/21 (m)	3,907

	Total Materials	69,874

	Telecommunication Services — 4.1%
	Diversified Telecommunication Services — 3.5%
	Altice Financing S.A., (Luxembourg),
200	6.500%, 01/15/22 (e) (m)	205
384	6.625%, 02/15/23 (e) (m)	398
	Altice Finco S.A., (Luxembourg),
200	7.625%, 02/15/25 (e) (m)	205
200	8.125%, 01/15/24 (e) (m)	209
	AT&T, Inc.,
4,125	3.400%, 05/15/25	4,012
8,130	4.800%, 06/15/44 (m)	7,743
	CCO Holdings LLC/CCO Holdings Capital Corp.,
596	5.125%, 05/01/23 (e)	599
1,000	5.250%, 03/15/21 (m)	1,017
563	5.375%, 05/01/25 (e)	567

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
	3,100	6.500%, 04/30/21 (m)	3,261
	500	6.625%, 01/31/22 (m)	532
	142	7.000%, 01/15/19 (m)	148
	3,805	7.375%, 06/01/20 (m)	4,052
		CenturyLink, Inc.,
	1,650	Series T, 5.800%, 03/15/22 (m)	1,691
	2,560	Series W, 6.750%, 12/01/23 (m)	2,733
	220	Cincinnati Bell, Inc., 8.375%, 10/15/20 (m)	233
	1,788	Embarq Corp., 7.995%, 06/01/36 (m)	2,052
		Frontier Communications Corp.,
	2,500	6.875%, 01/15/25 (m)	2,281
	250	8.500%, 04/15/20 (m)	268
	208	8.750%, 04/15/22 (m)	217
	792	9.250%, 07/01/21 (m)	867
		Intelsat Jackson Holdings S.A., (Luxembourg),
	1,635	5.500%, 08/01/23 (m)	1,502
	3,585	6.625%, 12/15/22 (m)	3,334
	315	7.250%, 04/01/19 (m)	323
	2,650	7.250%, 10/15/20 (m)	2,686
	2,750	7.500%, 04/01/21 (m)	2,791
		Intelsat Luxembourg S.A., (Luxembourg),
	400	6.750%, 06/01/18 (m)	393
	630	7.750%, 06/01/21 (m)	569
	434	Level 3 Communications, Inc., 5.750%, 12/01/22 (m)	443
		Level 3 Financing, Inc.,
	600	5.125%, 05/01/23 (e)	602
	1,394	5.375%, 08/15/22 (m)	1,425
	445	6.125%, 01/15/21 (m)	472
	1,000	8.625%, 07/15/20 (m)	1,079
	30	VAR, 3.914%, 01/15/18	30
		Qwest Capital Funding, Inc.,
	298	6.875%, 07/15/28 (m)	304
	156	7.750%, 02/15/31 (m)	165
	3,720	Sprint Capital Corp., 8.750%, 03/15/32 (m)	3,794
EUR	4,200	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22 (m)	5,011
	1,715	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e) (m)	1,869
	1,575	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e) (m)	1,699
		Verizon Communications, Inc.,
	2,005	3.850%, 11/01/42 (m)	1,714
	6,250	4.862%, 08/21/46 (m)	6,031
	7,565	VAR, 1.801%, 09/15/16 (m)	7,677
GBP	2,790	Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 6.000%, 04/15/21 (m)	4,484
		Wind Acquisition Finance S.A., (Luxembourg),
EUR	2,900	4.000%, 07/15/20 (e) (m)	3,230
EUR	100	Reg. S, 4.000%, 07/15/20 (m)	111
		Windstream Services LLC,
	1,890	7.500%, 04/01/23 (m)	1,696
	221	7.750%, 10/15/20 (m)	225
	5,913	7.750%, 10/01/21 (m)	5,588
		Zayo Group LLC/Zayo Capital, Inc.,
	510	6.000%, 04/01/23 (e) (m)	514
	335	10.125%, 07/01/20 (m)	378

			93,429

		Wireless Telecommunication Services — 0.6%
	732	NII Capital Corp., 7.625%, 04/01/21 (d) (m)	205
	490	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (d) (e) (m)	453
	200	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e) (m)	206
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22 (m)	239
	223	7.000%, 03/01/20 (e) (m)	246
	151	7.000%, 08/15/20 (m)	154
	450	9.000%, 11/15/18 (e) (m)	516
		Sprint Corp.,
	98	7.125%, 06/15/24 (m)	95
	234	7.250%, 09/15/21 (m)	235
	9,559	7.875%, 09/15/23 (m)	9,721
		T-Mobile USA, Inc.,
	357	5.250%, 09/01/18 (m)	369
	327	6.125%, 01/15/22 (m)	343
	243	6.464%, 04/28/19 (m)	251
	30	6.500%, 01/15/24 (m)	32
	32	6.625%, 11/15/20 (m)	33
	225	6.625%, 04/01/23 (m)	237
	1,622	6.633%, 04/28/21 (m)	1,730
	1,137	6.731%, 04/28/22 (m)	1,211

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Wireless Telecommunication Services — continued
	128	6.836%, 04/28/23 (m)	136

			16,412

		Total Telecommunication Services	109,841

		Utilities — 1.7%
		Electric Utilities — 0.7%
		Enel S.p.A., (Italy),
EUR	2,544	VAR, 6.500%, 01/10/74 (m)	3,138
GBP	2,388	VAR, 7.750%, 09/10/75 (m)	4,102
	5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e) (m)	5,451
	2,542	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42 (m)	2,433
	3,060	PPL Capital Funding, Inc., 4.700%, 06/01/43 (m)	3,238

			18,362

		Gas Utilities — 0.1%
	2,520	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	2,409

		Independent Power & Renewable Electricity Producers — 0.2%
		Calpine Corp.,
	601	5.375%, 01/15/23 (m)	604
	599	5.750%, 01/15/25 (m)	603
	1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20 (m)	1,491
	750	GenOn Energy, Inc., 9.875%, 10/15/20 (m)	772
		NRG Energy, Inc.,
	800	7.875%, 05/15/21 (m)	857
	1,000	8.250%, 09/01/20 (m)	1,051

			5,378

		Multi-Utilities — 0.7%
	3,035	Berkshire Hathaway Energy Co., 4.500%, 02/01/45 (m)	3,101
	10,395	Dominion Resources, Inc., 3.625%, 12/01/24 (m)	10,545
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73 (m)	3,040
	2,360	Sempra Energy, 2.875%, 10/01/22 (m)	2,345

			19,031

		Total Utilities	45,180

		Total Corporate Bonds (Cost $952,680)	922,361

	Foreign Government Securities — 10.2%
JPY	3,600,000	Government of Japan, (Japan), Series 26, 2.400%, 03/20/37 (m)	35,053
EUR	59,700	Italy Buoni Poliennali Del Tesoro, (Italy), 3.750%, 09/01/24 (m)	76,172
	5,400	Provincia de Buenos Aires, (Argentina), Reg. S, 11.750%, 10/05/15 (m)	5,441
	5,400	Republic of Argentina, (Argentina), 7.000%, 10/03/15 (m)	5,370
	2,745	Republic of Belarus, (Belarus), Reg. S, 8.750%, 08/03/15 (m)	2,697
	964	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15 (m)	969
		Republic of Hungary, (Hungary),
HUF	7,793,000	3.000%, 06/26/24 (m)	26,615
HUF	6,143,000	5.500%, 06/24/25 (m)	25,529
RUB	759,000	Russian Federation, (Russia), 6.700%, 05/15/19 (m)	12,667
EUR	71,000	Spain Government Bond, (Spain), 2.750%, 10/31/24 (e) (m)	84,200

		Total Foreign Government Securities (Cost $287,211)	274,713

	Mortgage Pass-Through Securities — 9.2%
		Federal National Mortgage Association, 30 Year, Single Family,
	44,700	TBA, 3.000%, 06/25/45	45,322
	192,125	TBA, 3.500%, 06/25/45	200,816

		Total Mortgage Pass-Through Securities (Cost $245,736)	246,138

	Municipal Bonds — 4.2% (t)
		California — 0.5%
	5,625	State of California, GO, 5.000%, 03/01/26	6,775
	4,370	University of California, Limited Project, Series I, Rev., 5.000%, 05/15/27	5,250

			12,025

		Hawaii — 0.2%
	5,440	City & County of Honolulu, Series B, GO, 5.000%, 10/01/31	6,411

		New York — 0.8%
	2,150	City of New York, Series C, GO, 5.000%, 08/01/29	2,503
	2,865	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series GG, Rev., 5.000%, 06/15/31	3,315

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Municipal Bonds — continued
		New York — continued
	3,545	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Series E-1, Rev., 5.000%, 02/01/32	4,094
	4,605	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/29	5,403
		New York State Dormitory Authority, Supported Debt,
	3,330	Series A, Rev., 5.000%, 03/15/31	3,858
	3,000	Series A, Rev., 5.000%, 03/15/32	3,461

			22,634

		Utah — 0.6%
	14,075	Utah Transit Authority, Sales Tax, Series A, Rev., 5.000%, 06/15/30	16,783

		Virginia — 1.3%
	2,720	Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs, Series A, Rev., 5.000%, 02/01/28	3,220
	26,400	Virginia Public School Authority, School Financing, Series A, Rev., 5.000%, 08/01/27	31,939

			35,159

		Washington — 0.8%
	17,750	State of Washington, Various Purpose, Series R-2015E, GO, 5.000%, 07/01/29	20,851

		Total Municipal Bonds (Cost $116,427)	113,863

	Preferred Securities — 5.6% (x)
		Energy — 0.3%
		Oil, Gas & Consumable Fuels — 0.3%
EUR	7,500	TOTAL S.A., (France), VAR, 2.625%, 02/26/25 (m)	8,185

		Financials — 4.7%
		Banks — 2.6%
		Banco Bilbao Vizcaya Argentaria S.A., (Spain),
EUR	1,800	Reg. S, VAR, 7.000%, 02/19/19 (m)	2,017
	10,600	VAR, 9.000%, 05/09/18 (m)	11,523
		Bank of America Corp.,
	9,906	Series AA, VAR, 6.100%, 03/17/25	10,000
	565	Series K, VAR, 8.000%, 01/30/18 (m)	602
	1,185	Series V, VAR, 5.125%, 06/17/19 (m)	1,167
		Citigroup, Inc.,
	200	VAR, 5.950%, 01/30/23 (m)	200
	6,915	Series O, VAR, 5.875%, 03/27/20	6,967
		Credit Agricole S.A., (France),
	310	VAR, 6.625%, 09/23/19 (e) (m)	311
GBP	2,200	VAR, 8.125%, 10/26/19 (m)	3,866
EUR	3,900	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20 (m)	4,382
		HSBC Holdings plc, (United Kingdom),
	4,925	VAR, 6.375%, 09/17/24 (m)	5,060
	2,680	VAR, 6.375%, 03/30/25	2,734
	5,100	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24 (m)	5,425
		Skandinaviska Enskilda Banken AB, (Sweden),
	6,600	VAR, 5.750%, 05/13/20 (m)	6,600
EUR	2,700	VAR, 7.092%, 12/21/17 (m)	3,377
	5,838	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25 (m)	6,137

			70,368

		Capital Markets — 1.0%
	3,515	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e) (m)	3,449
		Goldman Sachs Group, Inc. (The),
	7,750	Series L, VAR, 5.700%, 05/10/19 (m)	7,835
	4,795	Series M, VAR, 5.375%, 05/10/20	4,783
		Morgan Stanley,
	575	Series H, VAR, 5.450%, 07/15/19 (m)	576
	4,243	Series J, VAR, 5.550%, 07/15/20	4,259
		UBS Group AG, (Switzerland),
EUR	3,800	VAR, 5.750%, 02/19/22 (m)	4,309
	2,682	VAR, 7.125%, 02/19/20 (m)	2,810

			28,021

		Consumer Finance — 0.3%
	6,700	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	6,708

		Diversified Financial Services — 0.5%
GBP	8,585	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18 (m)	14,105

		Insurance — 0.3%
GBP	1,600	Legal & General Group plc, (United Kingdom), VAR, 6.385%, 05/02/17 (m)	2,585

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Preferred Securities — continued
		Insurance — continued
GBP	759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (m)	1,352
	1,225	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	1,266
GBP	1,500	Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S, VAR, 6.302%, 05/25/19 (m)	2,522

			7,725

		Total Financials	126,927

		Telecommunication Services — 0.6%
		Diversified Telecommunication Services — 0.4%
EUR	7,100	Orange S.A., (France), VAR, 5.250%, 02/07/24 (m)	8,675

		Wireless Telecommunication Services — 0.2%
		Telefonica Europe B.V., (Netherlands),
EUR	1,700	VAR, 4.200%, 12/04/19 (m)	1,944
EUR	200	VAR, 5.875%, 03/31/24 (m)	246
EUR	2,500	VAR, 6.500%, 09/18/18 (m)	3,058
EUR	300	VAR, 7.625%, 09/18/21 (m)	397

			5,645

		Total Telecommunication Services	14,320

		Total Preferred Securities (Cost $152,121)	149,432

SHARES
	Preferred Stocks — 0.0% (g)
		Financials — 0.0% (g)
		Consumer Finance — 0.0% (g)
	— (h)	Ally Financial, Inc., Series G, 7.000%, 06/29/15 (e) (m) @	375

		Insurance — 0.0% (g)
	— (h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.395%, 06/29/15 (m) @ ($1000 par value)	337

		Total Preferred Stocks (Cost $708)	712

PRINCIPAL AMOUNT
	Loan Assignments — 1.3%
		Consumer Discretionary — 0.3%
		Diversified Consumer Services — 0.0% (g)
	642	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19 (m)	640

		Hotels, Restaurants & Leisure — 0.0% (g)
	790	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20 (m)	793

		Media — 0.2%
	400	iHeartCommunications, Inc., Term Loan D, VAR, 6.935%, 01/30/19 (m)	374
	949	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.685%, 07/30/19	898
	421	McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	424
	922	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20 (m)	922
	29	TWCC Holding Corp., Term Loan, VAR, 3.500%, 02/13/17 (m)	29
	1,231	Univision Communications, Inc., 2013 Incramental Term Loan, VAR, 4.000%, 03/01/20 (m)	1,229
	992	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20	991
	149	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21 (m)	147

			5,014

		Multiline Retail — 0.1%
	1,231	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18 (m)	1,229

		Specialty Retail — 0.0% (g)
	102	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 (m)	93
	636	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	638

			731

		Total Consumer Discretionary	8,407

		Consumer Staples — 0.2%
		Food & Staples Retailing — 0.1%
	987	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17 (m)	993
	1,269	New Albertsons, Inc., 2019 Term Loan B-2, VAR, 5.375%, 03/21/19 (m)	1,275
	643	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 (m)	645

			2,913

		Food Products — 0.1%
	859	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18 (m)	863
	1,068	H. J. Heinz Co., Term B-2 Loan, VAR, 3.250%, 06/05/20 (m)	1,068

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Food Products — continued
1,761	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20 (m)	1,755

		3,686

	Total Consumer Staples	6,599

	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
394	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18 (m)	341
390	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21 (m)	319
405	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18 (m)	341

		1,001

	Oil, Gas & Consumable Fuels — 0.1%
460	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20 (m)	376
744	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19 (m)	746

		1,122

	Total Energy	2,123

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
128	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18 (m)	127

	Diversified Financial Services — 0.0% (g)
20	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20 (m)	20
643	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19 (m)	633
400	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Loan, VAR, 6.750%, 02/28/22 (m)	394

		1,047

	Insurance — 0.0% (g)
257	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20 (m)	258

	Total Financials	1,432

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
84	Biomet, Inc., Dollar Term B-2Loan, VAR, 3.685%, 07/25/17 (m)	83
376	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21 (m)	376
448	Mallinckrodt International Finance, Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21 (m)	447

		906

	Health Care Providers & Services — 0.1%
347	Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21 (m)	348
818	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18 (m)	821
683	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21 (m)	684

		1,853

	Pharmaceuticals — 0.0% (g)
425	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19 (m)	425

	Total Health Care	3,184

	Industrials — 0.2%
	Airlines — 0.1%
884	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18 (m)	884
980	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19 (m)	978

		1,862

	Commercial Services & Supplies — 0.1%
100	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.000%, 11/06/20 (m)	100
392	Garda World Security Corp., Term B Loan, VAR, 4.000%, 11/06/20 (m)	391
459	Marine Acquisition Corp., Term Loan, VAR, 5.250%, 01/30/21 (m)	460
300	University Support Services LLC (St. George’s University Scholastic Services LLC), Term Loan, VAR, 5.750%, 08/06/21 (m)	302

		1,253

	Industrial Conglomerates — 0.0% (g)
191	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19 (m)	188

	Marine — 0.0% (g)
407	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21 (m)	366
640	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (m)	448

		814

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Trading Companies & Distributors — 0.0% (g)
382	HD Supply, Inc., Term Loan, VAR, 4.000%, 06/28/18 (m)	382
134	SunSource Holdings, Inc., Term Loan, VAR, 4.753%, 02/12/21 (m)	133

		515

	Total Industrials	4,632

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
1,418	Avaya, Inc., Extending Tranche Term Loan B3, VAR, 4.685%, 10/26/17 (m)	1,412

	Electronic Equipment, Instruments & Components — 0.1%
1,870	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20 (m)	1,871

	IT Services — 0.1%
1,500	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.185%, 03/24/21 (m)	1,504

	Semiconductors & Semiconductor Equipment — 0.0% (g)
148	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21 (m)	149

	Total Information Technology	4,936

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
345	Gemini HDPE LLC, Advance Term Loan, VAR, 4.750%, 08/06/21 (m)	346
323	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19 (m)	329

		675

	Construction Materials — 0.0% (g)
142	Quikrete Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/28/20 (m)	142
66	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21 (m)	67

		209

	Containers & Packaging — 0.0% (g)
277	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19 (m)	277

	Total Materials	1,161

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
443	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20 (m)	444
807	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 (m)	803
296	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21 (m)	296

	Total Telecommunication Services	1,543

	Utilities — 0.1%
	Electric Utilities — 0.1%
2,500	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.668%, 10/10/17 (d) (m)	1,519
	Total Loan Assignments (Cost $36,510)	35,536

SHARES
Short-Term Investment — 12.1%
	Investment Company — 12.1%
323,439	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) † (Cost $323,439)	323,439

	Total Investments — 107.3% (Cost $2,922,538)	2,879,853
	Liabilities in Excess of Other Assets — (7.3)% (c)	(196,396)

	NET ASSETS — 100.0%	$2,683,457

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
62	Euro Bobl	06/08/15	8,774	23
677	10 Year U.S. Treasury Note	09/21/15	86,444	269
60	U.S. Long Bond	09/21/15	9,338	66
83	U.S. Ultra Bond	09/21/15	13,303	155
23	Long Gilt	09/28/15	4,141	44
27	5 Year U.S. Treasury Note	09/30/15	3,233	10
	Short Futures Outstanding
(143)	Euro Bobl	06/08/15	(20,237)	7
(569)	Euro Bund	06/08/15	(97,133)	883
(2,606)	10 Year U.S. Treasury Note	09/21/15	(332,754)	(1,512)
(15)	U.S. Ultra Bond	09/21/15	(2,404)	(23)
(8)	Long Gilt	09/28/15	(1,440)	(16)
(42)	Short Gilt	09/28/15	(6,722)	(5)
(7,721)	5 Year U.S. Treasury Note	09/30/15	(924,409)	(2,839)

				(2,938)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,251	EUR	Citibank, N.A.	07/15/15	1,410	1,375	(35)
2,235	EUR	Commonwealth Bank of Australia	07/15/15	2,547	2,456	(91)
2,104	EUR	Deutsche Bank AG	07/15/15	2,379	2,312	(67)
9,410	EUR	Standard Chartered Bank	07/15/15	10,634	10,341	(293)
2,888	EUR	State Street Corp.	07/15/15	3,238	3,174	(64)
533	EUR	Union Bank of Switzerland AG	07/15/15	581	586	5
1,177	GBP	Goldman Sachs International	07/15/15	1,821	1,798	(23)

				22,610	22,042	(568)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,331	EUR	BNP Paribas	07/15/15	2,586	2,562	24
200,711	EUR	Citibank, N.A.	07/15/15	226,124	220,570	5,554
90,098	EUR	Morgan Stanley	07/15/15	100,594	99,013	1,581
73,154	EUR	Royal Bank of Canada	07/15/15	83,259	80,393	2,866
226	EUR	State Street Corp.	07/15/15	252	248	4

40,712	GBP	BNP Paribas	07/15/15	63,719	62,205	1,514
3,001	GBP	Royal Bank of Canada	07/15/15	4,565	4,585	(20)
739	GBP	Standard Chartered Bank	07/15/15	1,155	1,129	26

1,562,731	HUF	Barclays Bank plc	07/15/15	5,600	5,547	53
10,560,099	HUF	Goldman Sachs International	07/15/15	37,191	37,482	(291)
2,874,313	HUF	State Street Corp.	07/15/15	10,326	10,202	124

4,500,693	JPY	BNP Paribas	07/15/15	37,777	36,283	1,494

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
697,232	RUB	Goldman Sachs International ††	07/15/15	12,931	13,087	(156)

				586,079	573,306	12,773

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

			IMPLIED CREDIT			UPFRONT
SWAP COUNTERPARTY/	FUND PAYS	TERMINATION	SPREAD AS OF	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	MAY 31, 2015 [2]	AMOUNT [3]	VALUE	(PAID)/RECEIVED[4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	1.095%	4,000	(436)	455
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	9/20/17	0.288	1,000	(119)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.285	2,825	(57)	(215)

					(612)	99

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.
†	—	Approximately $670 of this investment is restricted as collateral for swaps to various brokers.
††	—	Non-deliverable forward.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,135
Aggregate gross unrealized depreciation	(76,820)

Net unrealized appreciation/depreciation	$(42,685)

Federal income tax cost of investments	$2,922,538

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at Period End Date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$712	$—	$—	$712

Debt Securities
Asset-Backed Securities	—	119,949	222,216	342,165
Collateralized Mortgage Obligations
Agency CMO	—	72,581	—	72,581
Non-Agency CMO	—	100,520	8,485	109,005

Total Collateralized Mortgage Obligations	—	173,101	8,485	181,586

Commercial Mortgage-Backed Securities	—	120,164	61,594	181,758
Convertible Bonds
Consumer Discretionary	—	27,354	—	27,354
Energy	—	6,801	—	6,801
Financials	—	4,944	—	4,944
Health Care	—	9,924	—	9,924
Industrials	—	14,482	—	14,482
Information Technology	—	44,645	—	44,645

Total Convertible Bonds	—	108,150	—	108,150

Corporate Bonds
Consumer Discretionary	—	170,949	123	171,072
Consumer Staples	—	37,864	—	37,864
Energy	—	46,554	—	46,554
Financials	—	230,678	—	230,678
Health Care	—	76,447	—	76,447
Industrials	—	60,143	12,952	73,095
Information Technology	—	61,756	—	61,756
Materials	—	69,874	—	69,874
Telecommunication Services	—	109,841	—	109,841
Utilities	—	45,180	—	45,180

Total Corporate Bonds	—	909,286	13,075	922,361

Foreign Government Securities	—	274,713	—	274,713
Mortgage Pass-Through Securities	—	246,138	—	246,138
Municipal Bonds	—	113,863	—	113,863
Preferred Securities
Energy	—	8,185	—	8,185
Financials	—	126,927	—	126,927
Telecommunication Services	—	14,320	—	14,320

Total Preferred Securities	—	149,432	—	149,432

Loan Assignments
Consumer Discretionary	—	8,407	—	8,407
Consumer Staples	—	6,599	—	6,599
Energy	—	2,123	—	2,123
Financials	—	1,432	—	1,432
Health Care	—	3,184	—	3,184
Industrials	—	4,632	—	4,632
Information Technology	—	4,936	—	4,936
Materials	—	1,161	—	1,161

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Telecommunication Services	$—	$1,543	$—	$1,543
Utilities	—	1,519	—	1,519

Total Loan Assignments	—	35,536	—	35,536

Short-Term Investment
Investment Company	323,439	—	—	323,439

Total Investments in Securities	$324,151	$2,250,332	$305,370	$2,879,853

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$13,245	$—	$13,245
Futures Contracts	1,457	—	—	1,457
Credit Default Swaps	—	19	—	19
Total Appreciation in Other Financial Instruments	$1,457	$13,264	$—	$14,721

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,040)	$—	$(1,040)
Futures Contracts	(4,395)	—	—	(4,395)
Credit Default Swaps	—	(532)	—	(532)

Total Depreciation in Other Financial Instruments	$(4,395)	$(1,572)	$—	$(5,967)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$204,350	$(12,635)	$419	$74	$42,156	$(7,921)	$—	$(4,227)	$222,216
Collateralized Mortgage Obligations — Non-Agency CMO	8,969	—	(125)	6	—	(365)	—	—	8,485
Commercial Mortgage-Backed Securities	43,955	—	(315)	1	23,953	—	—	(6,000)	61,594
Corporate Bonds — Consumer Discretionary	—	—	—	(3)	—	—	126	—	123
Corporate Bonds — Industrials	13,344	—	(203)	(3)	—	(186)	—	—	12,952

Total	$270,618	$(12,635)	$(224)	$75	$66,109	$(8,472)	$126	$(10,227)	$305,370

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(224,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$177,014	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (4.19%)
			Constant Default Rate	0.00% - 35.00% (14.20%)
			Yield (Discount Rate of Cash Flows)	1.37 - 6.59% (4.35%)

Asset-Backed Securities	177,014

	1,304	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 21.26% (7.91%)
			Constant Default Rate	1.84% - 50.00% (32.09%)
			Yield (Discount Rate of Cash Flows)	3.82% - 10.78% (6.41%)

Collateralized Mortgage Obligations	1,304

	55,514	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.24% - 13.09% (4.84%)
			Constant Default Rate	0.00%

Commercial Mortgage-Backed Securities	55,514

Total	$233,832

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $71,538,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund, tailor lettering for notes used.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in various swap transactions, including credit default to manage credit risk within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 1.2% (n)
	New York — 1.2%
13,330	New York City Municipal Water Finance Authority, 0.060%, 12/12/15 (m) (Cost $13,330)	13,330

Daily Demand Notes — 6.0%
	New York — 6.0%
3,785	City of New York, Fiscal Year 2012, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.080%, 06/01/15	3,785
8,295	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.060%, 06/01/15	8,295
11,050	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.080%, 06/01/15	11,050
3,000	Metropolitan Transportation Authority, Series 2012E, Subseries 2005-E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.080%, 06/01/15	3,000
4,425	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.080%, 06/01/15	4,425
250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 06/01/15	250
4,300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Series A, Rev., VRDO, LIQ: Bayerische Landesbank, 0.070%, 06/01/15	4,300
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
3,750	Series C, Rev., VRDO, LIQ: Mizuho Corporate Bank, 0.080%, 06/01/15	3,750
1,575	Subseries D-4, Rev., VRDO, LIQ: Mizuho Corporate Bank, 0.080%, 06/01/15	1,575
3,505	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.080%, 06/01/15	3,505
3,770	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.090%, 06/01/15	3,770
6,605	City of New York,, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, 0.070%, 06/01/15	6,605
9,915	Triborough Bridge & Tunnel Authority, Subseries 2005 B-2, VAR, 0.070%, 06/01/15	9,915

	Total Daily Demand Notes (Cost $64,225)	64,225

Municipal Bonds — 16.2%
	New York — 16.2%
4,685	Alfred Almond Central School District, GO, BAN, 1.500%, 06/23/15	4,688
4,000	Beaver River Central School District, GO, BAN, 1.000%, 07/17/15	4,003
9,340	Campbell-Savona Central School District, Steuben County, GO, BAN, 0.500%, 06/18/15	9,341
4,500	Chappaqua Central School District, GO, TAN, 1.250%, 06/30/15	4,503
4,300	Churchville-Chili Central School District, GO, BAN, 1.500%, 06/24/15	4,303
11,415	City of Auburn, Cayuga County, Series A, GO, BAN, 1.250%, 03/02/16	11,482
4,700	City of Olean, GO, BAN, 1.500%, 06/18/15	4,702
2,200	City of Oneida, GO, BAN, 1.500%, 01/05/16	2,213
6,574	City School District of The City of Lockport Niagara County, GO, BAN, 0.750%, 08/06/15	6,579
8,755	County of Columbia, Series A, GO, 1.250%, 02/03/16	8,808
3,500	County of Genesee, GO, RAN, 1.750%, 12/18/15	3,525
6,550	County of Washington, GO, BAN, 1.000%, 06/12/15	6,551
3,230	Dundee Central School District, GO, BAN, 1.500%, 06/17/16	3,259
7,483	Dunkirk City School District, GO, BAN, 1.250%, 06/24/15	7,487
3,133	East Bloomfield Central School District, GO, BAN, 1.500%, 08/28/15	3,141
3,000	East Moriches Union Free School District, GO, TAN, 1.000%, 06/19/15	3,001
2,800	Gloversville City School District, GO, BAN, 1.000%, 01/15/16	2,809

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
10,190	Mexico Central School District, GO, BAN, 1.250%, 07/17/15	10,201
3,542	Minisink Valley, Central School District, GO, BAN, 1.250%, 08/06/15	3,548
2,855	Nassau County, Island Park Union Free School District, GO, BAN, 1.000%, 07/30/15	2,858
5,800	Nassau County, Mineola Union Free School District, GO, TAN, 1.000%, 06/30/15	5,803
7,000	North Shore Central School District, GO, TAN, 1.250%, 06/19/15	7,003
10,000	North Syracuse Central School District, GO, RAN, 1.000%, 06/19/15	10,003
8,050	Pine Bush Central School District, Sullivan and Ulster Counties, GO, BAN, 2.000%, 05/26/16	8,173
2,350	Tompkins County, Lansing Central School District, GO, BAN, 0.750%, 06/30/15	2,351
2,183	Town of Clarence, Erie County, Series A, GO, BAN, 0.750%, 07/23/15	2,185
3,055	Town of Frankfort, Herkimer County, GO, BAN, 2.000%, 12/03/15	3,075
6,934	Town of Wallkill, Orange County, Series A, GO, BAN, 2.000%, 01/15/16	7,000
5,280	Village of Monroe Orange County, GO, BAN, 2.000%, 05/27/16	5,355
4,075	Village of Port Chester, Westchester County, Series A, GO, BAN, 1.000%, 02/24/16	4,093
2,148	Voorheesville New York Central School District, GO, BAN, 0.750%, 06/26/15	2,148
200	Warwick Valley Central School District, Orange County, 2.000%, 06/15/15	200
9,500	West Islip Union Free School District, GO, TAN, 1.500%, 06/26/15	9,507

	Total Municipal Bonds (Cost $173,898)	173,898

Weekly Demand Notes — 70.2%
	New York — 70.2%
4,875	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/07/15	4,875
2,865	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.110%, 06/08/15	2,865
1,300	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.170%, 06/08/15	1,300
1,000	City of New York, Fiscal Year 1995, Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.090%, 06/08/15	1,000
3,355	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.090%, 06/08/15	3,355
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.130%, 06/08/15	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.120%, 06/08/15	3,500
	City of New York, Fiscal Year 2006,
1,700	Series E, GO, VRDO, LOC: Bank of America N.A., 0.080%, 06/08/15	1,700
29,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/08/15	29,700
4,350	City of New York, Fiscal Year 2012, Series G, Subseries G-4, GO, VRDO, LOC: Citibank N.A. , 0.100%, 06/08/15	4,350
18,750	City of New York, Fiscal Year 2013, Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/08/15	18,750
4,210	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.100%, 06/08/15	4,210
1,045	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.230%, 06/08/15	1,045
1,795	Long Island Power Authority, Electric System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.090%, 06/08/15	1,795
15,000	Nassau County Interim Finance Authority, Sales Tax Secured, Series 2008B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.080%, 06/08/15	15,000
4,960	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.080%, 06/08/15	4,960

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
10,230	City of New York, Series B, Subseries B-4, GO, VRDO, 0.130%, 06/08/15	10,230
9,100	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 06/08/15	9,100
6,000	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	6,000
4,435	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, 0.110%, 06/08/15	4,435
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, AMT, LOC: Citibank N.A., 0.100%, 06/08/15	6,665
5,000	New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.100%, 06/08/15	5,000
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.110%, 06/08/15	3,470
1,525	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.120%, 06/08/15	1,525
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	2,500
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Class A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.080%, 06/08/15	10,000
1,300	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 06/08/15	1,300
3,400	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Class N, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.100%, 06/08/15	3,400
300	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	300
20,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.110%, 06/08/15	20,800
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
10,800	Subseries B-1A, Rev., VRDO, 0.100%, 06/08/15	10,800
6,900	Subseries B-2, Rev., VRDO, 0.090%, 06/08/15	6,900
5,600	Subseries B-4, Rev., VRDO, 0.090%, 06/08/15	5,600
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Rev., VRDO, 0.090%, 06/08/15	5,050
4,565	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.090%, 06/08/15	4,565
4,450	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.120%, 06/08/15	4,450
8,230	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 06/08/15	8,230
2,900	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	2,900

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
	New York Liberty Development Corp.,
5,970	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	5,970
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 06/08/15	15,525
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.150%, 06/08/15	7,500
	New York Mortgage Agency, Homeowner Mortgage,
2,900	Series 153, Rev., VRDO, AMT, 0.100%, 06/08/15	2,900
7,000	Series 162, Rev., VRDO, 0.110%, 06/08/15	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 06/08/15	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 06/08/15	6,175
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.100%, 06/08/15	550
2,200	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	2,200
9,135	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.080%, 06/08/15	9,135
55,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.100%, 06/08/15	55,975
	New York State Dormitory Authority, Fordham University,
9,300	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/08/15	9,300
9,460	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/08/15	9,460
6,500	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/08/15	6,500
2,855	New York State Dormitory Authority, Samaritan Medical Center, Series B, Class B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.100%, 06/08/15	2,855
	New York State Dormitory Authority, St. Johns University,
1,755	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	1,755
6,415	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	6,415
16,420	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.120%, 06/08/15	16,420
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.100%, 06/08/15	6,150
	New York State Housing Finance Agency,
2,050	Rev., VRDO, 0.080%, 06/08/15	2,050
12,410	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	12,410
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.110%, 06/08/15	1,150
15,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	15,000
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.100%, 06/08/15	2,000
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.100%, 06/08/15	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.110%, 06/08/15	9,300

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
38,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/08/15	38,900
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.080%, 06/08/15	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 06/08/15	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	18,100
3,070	New York State Housing Finance Agency, Gotham West Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	3,070
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Class A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/08/15	15,750
11,000	New York State Housing Finance Agency, Kew Gardens Hills Housing, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.110%, 06/08/15	11,000
22,000	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.120%, 06/08/15	22,000
25,125	New York State Housing Finance Agency, Parkledge Apartments, Series A, Class A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.120%, 06/08/15	25,125
	New York State Housing Finance Agency, Riverside Center 2 Housing,
5,200	Series A-3, Rev., VRDO, 0.090%, 06/08/15	5,200
12,500	Series A-3, Rev., VRDO, 0.090%, 06/08/15	12,500
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/08/15	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.080%, 06/08/15	3,400
1,500	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.080%, 06/08/15	1,500
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.090%, 06/08/15	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.080%, 06/08/15	1,600
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/08/15	10,245
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.090%, 06/08/15	6,700
6,600	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.110%, 06/08/15	6,600
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/08/15	4,800
2,080	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.180%, 06/08/15	2,080
3,495	Onondaga County Trust for Cultural Resources, Syracuse University Project, Series A, Rev., LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	3,495
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.140%, 06/08/15	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.110%, 06/08/15	2,100

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/08/15	5,000
6,915	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.100%, 06/08/15	6,915

	Total Weekly Demand Notes (Cost $756,040)	756,040

SHARES
Variable Rate Demand Preferred Shares — 6.6%
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.180%, 06/08/15 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.160%, 06/08/15 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.180%, 06/08/15 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.160%, 06/08/15 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $71,000)	71,000

	Total Investments — 100.2% (Cost $1,078,493) *	1,078,493
	Liabilities in Excess of Other Assets — (0.2)%	(1,877)

	NET ASSETS — 100.0%	$1,076,616

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
CONS	—	Consolidated Bonds
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
RAN	—	Revenue Anticipation Note
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2015.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,078,493	$—	$1,078,493

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.7% (t)
	Louisiana — 0.4%
	General Obligation — 0.4%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,615

	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,059
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,329

	Total New Jersey	2,388

	New York — 97.2%
	Education — 6.2%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,376
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,522
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18 (m)	1,642
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21 (m)	2,078
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22 (m)	1,220
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23 (m)	3,576
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24 (m)	1,969
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25 (m)	2,895
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16 (m)	3,704
	New York State Dormitory Authority, School Districts, Building Finance Program,
1,000	Series A, Rev., AGC, 5.000%, 10/01/24	1,128
465	Series F, Rev., NATL-RE, 6.500%, 10/01/20	520
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,217
2,415	New York State Dormitory Authority, Unrefunded Balance, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/20	2,536
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,269

		28,652

	General Obligation — 14.4%
	City of New York,
65	Series F, Subseries F-1, GO, XLCA, 5.000%, 09/01/19	66
2,990	Series G, GO, 5.000%, 08/01/20	3,086
5,000	City of New York, Fiscal Year 2007, Series D, GO, 5.000%, 02/01/17	5,345
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,376
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,321
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,364
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,240
2,000	Series H, Subseries H-1, GO, 5.125%, 03/01/24	2,260
1,000	Series J, Subseries J-1, GO, 5.000%, 05/15/24	1,133
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,696
2,000	City of New York, Fiscal Year 2014, Series D, Subseries D-1, GO, 5.000%, 08/01/28	2,310
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,451
2,000	County of Suffolk, Town of Brookhaven, GO, 5.000%, 05/01/27	2,424
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,668
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,023
765	Series B, GO, 5.000%, 12/15/22	927
500	Series B, GO, 5.000%, 12/15/23	599
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,106

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
685	Monroe, Orleans & Genesee Counties, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17 (m)	744
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,109
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,815
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,517
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16 (m)	1,099
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17 (m)	1,136
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19 (m)	1,133
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16 (m)	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17 (m)	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18 (m)	60
5,000	State of New York, Series A, GO, 5.000%, 02/15/27	5,645

		65,799

	Hospital — 1.0%
	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,414
2,000	Series A, Rev., 5.000%, 07/01/26	2,244

		4,658

	Housing — 0.1%
315	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	323

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,819

	Other Revenue — 23.6%
1,000	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Series A, Rev., 5.000%, 11/15/20	1,143
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,210
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,683
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,166
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,690
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,506
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,521
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series C, Subseries C-1, Rev., 5.000%, 11/01/19	5,502
3,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.000%, 11/01/25	3,786
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,628
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,876
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,167
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,163
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
1,545	Rev., 5.000%, 05/01/26	1,751
225	Rev., 5.250%, 11/01/19	259
335	Series B, Rev., 5.000%, 11/01/18	363
1,465	Series B, Rev., 5.000%, 11/01/20	1,584

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,242
2,500	Series A, Rev., 5.000%, 04/01/20	2,776
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,261
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23 (m)	1,220
370	Rev., NATL-RE, 5.750%, 07/01/19 (m)	427
4,875	Series A2, Rev., 5.000%, 07/01/26	5,425
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,144
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,250
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,311
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	2,932
3,100	Series A, Rev., 5.000%, 03/15/31	3,592
2,000	Series A, Rev., 5.000%, 03/15/32	2,307
940	New York State Dormitory Authority, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	971
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,932
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,243
3,000	Series B, Rev., 5.250%, 01/01/25	3,358
7,000	Series C, Rev., 5.000%, 01/01/25	7,783
1,500	Series D, Rev., 5.375%, 01/01/21	1,712
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.000%, 10/15/29	5,943
2,500	Series A, Rev., 5.000%, 10/15/30	2,955
1,070	TSASC, Inc., Tobacco Settlement, Asset-Backed, Rev., 4.750%, 06/01/22	1,076
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,255
1,000	Series A, Rev., 5.000%, 07/01/23	1,125

		108,238

	Prerefunded — 4.8%
10	City of New York, Fiscal Year 2006, Series G, GO, 5.000%, 02/01/16 (p)	11
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	812
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007,
1,145	Series B, Rev., 5.000%, 05/01/17 (p)	1,238
85	New York State Dormitory Authority, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/16 (p)	89
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Rev., 5.000%, 11/01/17 (p)	2,438
5	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series B, Rev., 6.000%, 08/15/16 (p)	5
	New York State Dormitory Authority, State Personal Income Tax,
15	Series A, Rev., 5.250%, 02/15/19 (p)	17
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17 (p)	1,991
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	639
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,508
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,490
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	6,945

		22,183

	Special Tax — 13.4%
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/30	5,829
3,985	Series A, Rev., 5.250%, 02/15/23	4,547
2,000	Series B, Rev., 5.000%, 03/15/20	2,279
3,100	Series C, Rev., 5.000%, 03/15/24	3,415
1,715	Series E, Rev., 5.000%, 02/15/29	1,963

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	1,124
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,465
2,890	Series A, Rev., 5.000%, 03/15/26	3,264
2,705	Series A, Rev., 5.000%, 03/15/27	3,047
	New York State Thruway Authority, State Personal Income Tax, Transportation,
1,325	Series A, Rev., 5.000%, 03/15/19	1,454
2,455	Series A, Rev., 5.000%, 03/15/22	2,687
2,000	Series A, Rev., 5.000%, 03/15/28	2,311
3,700	Series A, Rev., 5.250%, 03/15/19	4,227
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.000%, 03/15/27	2,953
3,000	Series A, Rev., 5.000%, 03/15/31	3,438
5,000	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/24	5,500
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,727
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,960
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,340

		61,530

	Transportation — 21.9%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,119
1,000	Series A, Rev., 5.125%, 11/15/24	1,118
1,000	Series B, Rev., 5.250%, 11/15/22	1,166
2,000	Series B, Rev., 5.250%, 11/15/24	2,324
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16 (m)	17,923
2,250	Series A, Rev., AGM-CR, 5.750%, 01/01/18	2,519
	Metropolitan Transportation Authority, Transportation,
2,550	Series A, Subseries A-1, Rev., 5.000%, 11/15/29	2,937
2,000	Series C, Rev., 6.250%, 11/15/23	2,342
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,194
1,000	Series K, Rev., 5.000%, 01/01/28	1,162
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,696
1,500	Series A, Rev., 5.000%, 04/01/22	1,654
6,000	Series A, Rev., 5.000%, 04/01/26	6,825
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,599
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,356
5,695	Series B, Rev., 5.000%, 04/01/22	6,359
5,000	Series B, Rev., 5.000%, 04/01/24	5,454
4,335	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	4,405
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,267
75	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15 (m)	76
3,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,214
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,400
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,453
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,343
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.000%, 09/01/28	1,139
2,000	Series 185, Rev., AMT, 5.000%, 09/01/30	2,255
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.000%, 10/15/27	2,307

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
1,000	Port Authority of New York & New Jersey, Consolidated 189, Rev., 5.000%, 05/01/30	1,170
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	1,052
1,010	Series C, Rev., 5.000%, 11/15/21	1,138
1,455	Series C, Rev., 5.000%, 11/15/23	1,637
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,144
3,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Subseries A, Rev., Zero Coupon, 11/15/32	1,556

		100,303

	Utility — 3.3%
	Long Island Power Authority, Electric System,
5,000	Series A, Rev., AGM, Zero Coupon, 06/01/21 (m)	4,403
2,000	Series B, Rev., 5.625%, 04/01/24	2,236
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,054
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,515
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,758
1,000	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/30	1,166

		15,132

	Water & Sewer — 7.4%
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,355
1,500	Series GG, Rev., 5.000%, 06/15/31	1,736
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,159
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,708
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,588
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,341
2,000	Series EE, Rev., 5.000%, 06/15/28	2,364
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,802
3,000	Series A, Rev., 5.000%, 06/15/30	3,514
4,175	Series B, Rev., 5.500%, 10/15/25	5,319

		33,886

	Total New York	445,523

	Ohio — 0.1%
	Housing — 0.1%
505	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	517

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,172

	Total Municipal Bonds (Cost $421,627)	452,215

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
2,018	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,018)	2,018

	Total Investments — 99.1% (Cost $423,645)	454,233
	Other Assets in Excess of Liabilities — 0.9%	4,308

	NET ASSETS — 100.0%	$458,541

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, and/or delayed delivery securities.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,214
Aggregate gross unrealized depreciation	(1,626)

Net unrealized appreciation/depreciation	$30,588

Federal income tax cost of investments	$423,645

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,018	$452,215	$—	$454,233

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 34.9%
	ABN AMRO Bank N.V.,
100,000	0.290%, 07/24/15	99,957
42,000	0.337%, 09/10/15	41,960
443,000	0.340%, 08/24/15	442,649
65,000	0.340%, 09/01/15	64,944
	Agricultural Bank of China,
200,000	0.160%, 06/05/15	200,000
85,000	0.200%, 06/10/15	85,000
69,000	0.500%, 06/30/15	69,010
	Banco Del Estado De Chile,
100,000	0.250%, 06/04/15	100,000
61,500	0.250%, 09/01/15	61,500
50,000	0.250%, 09/04/15	50,000
75,000	0.250%, 09/11/15	75,000
85,000	0.300%, 10/08/15	85,000
50,000	0.300%, 10/14/15	50,000
75,000	0.300%, 10/16/15	75,000
100,000	0.320%, 10/20/15	100,000
43,000	0.320%, 11/02/15	43,000
60,000	VAR, 0.276%, 06/13/15	60,000
95,000	VAR, 0.283%, 06/09/15	95,000
150,000	Bank of Montreal, 0.320%, 11/16/15	150,000
	Bank of Nova Scotia,
180,000	0.330%, 08/18/15	180,000
315,000	VAR, 0.281%, 06/05/15	315,000
150,000	VAR, 0.286%, 07/16/15	150,000
392,000	VAR, 0.296%, 06/15/15	392,000
80,000	VAR, 0.317%, 08/11/15	80,000
450,000	VAR, 0.336%, 06/19/15 (m)	450,000
822,000	VAR, 0.362%, 06/11/15 (m)	822,000
100,000	VAR, 0.362%, 07/09/15	100,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
95,000	0.130%, 06/01/15	95,000
286,000	0.250%, 08/06/15	286,000
229,300	0.250%, 08/28/15	229,300
300,000	0.260%, 08/27/15	300,000
100,000	0.280%, 06/26/15	99,981
100,000	0.280%, 07/08/15	99,971
	Banque Federative du Credit Mutuel S.A.,
262,000	0.268%, 06/08/15	261,986
233,000	0.300%, 08/05/15	232,874
208,000	0.320%, 10/01/15	207,775
	BNP Paribas,
395,000	0.200%, 06/02/15	394,998
600,000	0.205%, 07/13/15	599,856
250,000	0.250%, 08/14/15	250,000
399,700	0.300%, 10/01/15	399,700
635,000	Canadian Imperial Bank of Commerce, VAR, 0.306%, 06/15/15 (m)	635,000
	Chiba Bank Ltd.,
38,420	0.200%, 06/26/15	38,420
79,300	0.300%, 07/16/15	79,300
75,000	0.300%, 08/14/15	75,000
	China Construction Bank Corp.,
375,000	0.200%, 07/02/15	375,000
315,000	0.320%, 08/07/15	315,000
174,000	VAR, 0.433%, 06/18/15	174,000
	Commonwealth Bank of Australia,
104,000	0.345%, 08/03/15	104,000
150,000	VAR, 0.305%, 06/01/15	150,000
	Credit Agricole Corporate and Investment Bank,
268,000	0.300%, 08/03/15	268,000
180,000	0.300%, 08/07/15	180,000
246,000	0.300%, 09/01/15	246,000
	Credit Industriel et Commercial,
160,000	0.250%, 06/05/15	159,995
140,000	0.250%, 06/04/15	140,000
85,000	0.285%, 06/12/15	84,993
300,000	0.320%, 10/01/15	299,675
560,000	Credit Suisse AG, VAR, 0.285%, 06/24/15	560,000
	Dexia Credit Local,
133,000	0.335%, 09/18/15	132,865
134,000	0.340%, 10/14/15	133,830
	DZ Bank AG,
140,000	0.180%, 06/08/15	140,000
150,000	0.200%, 07/06/15	150,000
170,000	0.305%, 08/17/15	169,889
275,000	DN, 0.300%, 10/02/15 (n)	274,721
280,000	FMS Wertmanagement AoeR, 0.295%, 10/07/15	279,707
	HSBC Bank plc,
100,000	0.310%, 06/17/15 (m)	100,000
300,000	0.320%, 07/09/15	300,000
25,000	0.320%, 07/10/15	25,000
260,000	0.380%, 11/27/15	260,000
	HSBC France S.A.,
185,000	0.275%, 06/03/15	184,997
80,000	0.340%, 06/30/15	79,978
180,000	0.360%, 09/28/15	179,786
	Industrial & Commercial Bank of China Ltd.,
45,000	0.345%, 08/07/15	44,971
53,000	0.345%, 08/25/15	52,957
	ING Bank N.V.,
165,000	0.280%, 06/12/15	165,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
260,000	0.290%, 09/01/15	260,000
200,000	0.300%, 08/14/15	200,000
268,000	0.300%, 08/19/15	268,000
	KBC Bank N.V.,
250,000	0.330%, 06/09/15	249,982
65,000	0.330%, 06/10/15	64,994
100,000	0.350%, 06/26/15	99,976
	Landesbank Hessen-Thueringen Girozentrale,
175,000	0.150%, 06/01/15	175,000
150,000	0.260%, 07/31/15	150,000
315,000	Lloyds Bank plc, 0.160%, 06/05/15	315,000
175,000	Macquarie Bank Ltd., 0.265%, 06/30/15	174,963
	Mitsubishi UFJ Trust & Banking Corp.,
113,500	0.275%, 08/07/15	113,442
65,000	0.280%, 08/11/15	64,964
250,000	0.280%, 08/18/15	249,848
150,000	0.290%, 07/10/15	149,953
50,000	0.290%, 07/13/15	49,983
270,000	0.300%, 10/01/15	270,000
85,000	0.320%, 08/04/15	85,000
225,000	0.370%, 10/15/15	224,992
145,000	0.370%, 10/20/15	145,000
	Mizuho Bank Ltd.,
75,000	0.250%, 06/01/15	75,000
125,000	0.250%, 06/18/15	125,000
175,000	0.260%, 07/06/15	175,000
325,000	0.260%, 07/10/15	325,000
190,000	0.260%, 07/21/15	190,000
495,000	0.260%, 08/11/15	495,000
75,000	0.260%, 08/24/15	75,000
146,000	0.270%, 07/23/15	146,008
150,000	0.285%, 07/10/15	149,954
35,000	0.285%, 07/22/15	34,986
100,000	0.300%, 08/21/15	99,933
125,000	0.308%, 08/10/15	124,925
50,000	0.310%, 08/03/15	49,973
75,000	0.310%, 08/07/15	74,957
295,000	Mizuho Corporate Bank Ltd., 0.285%, 07/01/15	294,930
348,600	National Australia Bank Ltd., 0.350%, 09/09/15	348,262
	National Bank of Canada,
230,000	VAR, 0.283%, 06/18/15	230,000
165,000	VAR, 0.304%, 06/20/15	165,000
260,000	VAR, 0.314%, 06/29/15 (m)	260,000
	Natixis,
137,000	0.340%, 07/31/15	137,000
520,000	0.350%, 08/31/15	520,000
403,000	VAR, 0.312%, 06/02/15 (m)	403,000
420,000	VAR, 0.336%, 08/03/15	420,000
137,000	Nederlandse Waterschapsbank N.V., 0.320%, 08/20/15	136,903
	Nordea Bank AB,
146,000	0.180%, 06/24/15	146,003
71,000	0.180%, 06/29/15	71,001
	Norinchukin Bank,
75,000	0.150%, 06/02/15	75,000
320,000	0.160%, 06/19/15	320,000
450,000	0.160%, 07/02/15	450,000
150,000	0.170%, 06/01/15	150,000
126,000	0.170%, 06/04/15	126,000
100,000	0.170%, 06/15/15	100,000
125,000	0.180%, 06/03/15	125,000
54,000	0.190%, 06/11/15	54,000
150,000	0.200%, 07/17/15	150,000
129,000	0.200%, 07/21/15	129,000
186,000	0.200%, 07/29/15	186,000
205,000	0.240%, 06/04/15	205,002
330,000	0.240%, 06/15/15	330,010
262,000	0.250%, 08/24/15	262,000
	Oversea-Chinese Banking Corp. Ltd.,
200,000	0.220%, 09/01/15	200,000
50,000	0.250%, 08/10/15	50,000
	Rabobank Nederland N.V.,
50,000	0.230%, 06/17/15	49,995
285,000	0.320%, 11/13/15	285,000
330,000	0.360%, 09/04/15	329,687
203,000	0.360%, 09/09/15	202,798
300,000	VAR, 0.248%, 06/17/15	300,000
260,000	VAR, 0.282%, 06/08/15	260,000
150,000	VAR, 0.284%, 06/20/15	150,000
263,000	VAR, 0.299%, 08/09/15	263,000
20,000	VAR, 0.318%, 06/12/15 (m)	20,000
386,000	VAR, 0.324%, 07/08/15	386,000
175,000	VAR, 0.327%, 08/11/15	175,000
695,000	VAR, 0.327%, 07/14/15	695,000
80,000	Royal Bank of Canada, VAR, 0.272%, 06/10/15	80,000
	Shizuoka Bank,
75,000	0.320%, 07/24/15	75,000
100,000	0.330%, 07/21/15	100,000
56,250	Skandinaviska Enskilda Banken AB, 0.250%, 07/02/15	56,250
	Societe Generale S.A.,
205,000	0.250%, 08/04/15	204,909
150,000	0.270%, 06/16/15	150,000
435,000	VAR, 0.261%, 06/30/15	435,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
70,000	Standard Chartered plc, 0.385%, 07/23/15	69,963
	State Street Bank & Trust Co.,
398,000	VAR, 0.314%, 07/08/15	398,000
229,500	VAR, 0.330%, 08/12/15	229,500
	Sumitomo Mitsui Banking Corp.,
184,700	0.170%, 06/19/15	184,700
350,000	0.250%, 06/17/15	350,005
110,000	0.250%, 06/26/15	110,000
60,000	0.250%, 08/05/15	60,000
346,000	0.250%, 08/07/15	346,000
250,000	0.250%, 08/10/15	250,000
270,000	0.260%, 08/14/15	270,000
270,000	0.260%, 08/18/15	270,000
158,000	0.270%, 06/05/15	158,000
210,000	0.280%, 07/22/15	209,917
300,000	0.280%, 08/12/15	299,832
150,000	0.350%, 10/23/15	150,000
80,000	0.350%, 10/27/15	80,000
50,000	0.350%, 11/05/15	50,000
400,000	VAR, 0.338%, 06/17/15	400,000
	Sumitomo Mitsui Trust Bank Ltd.,
249,850	0.120%, 06/05/15	249,850
150,000	0.270%, 08/31/15	150,000
250,000	0.280%, 08/10/15	249,848
125,000	0.300%, 09/22/15	124,882
80,000	0.320%, 06/23/15	79,984
82,000	0.340%, 08/19/15	81,939
21,000	0.390%, 10/21/15	20,968
	Svenska Handelsbanken AB,
236,000	0.220%, 09/08/15	236,000
83,000	0.305%, 10/15/15	83,002
	Toronto-Dominion Bank,
106,000	0.250%, 06/10/15	106,000
291,000	0.260%, 07/30/15	291,000
220,000	0.300%, 07/15/15	220,000
110,000	0.300%, 07/17/15	110,000
45,000	0.310%, 08/10/15	45,004
473,000	0.350%, 10/06/15	473,000
432,000	0.360%, 10/07/15	431,449
175,000	0.370%, 12/14/15	175,000
75,000	VAR, 0.271%, 06/04/15	75,000
350,000	VAR, 0.294%, 08/22/15	350,000
205,000	VAR, 0.310%, 08/12/15	205,000
	UBS AG,
500,000	0.300%, 07/31/15	500,000
430,000	0.320%, 08/17/15	430,000
	Wells Fargo Bank N.A.,
281,000	VAR, 0.288%, 06/12/15 (m)	281,000
500,000	VAR, 0.291%, 06/17/15 (m)	500,000
300,000	VAR, 0.294%, 06/09/15	300,000
152,000	VAR, 0.297%, 06/11/15	152,000
462,000	VAR, 0.301%, 07/06/15	462,000
200,000	VAR, 0.305%, 08/14/15	200,000
285,000	VAR, 0.306%, 08/17/15	285,000
	Westpac Banking Corp.,
185,000	0.330%, 08/27/15	185,000
100,000	0.330%, 09/02/15	100,000
75,000	0.360%, 10/09/15	75,000
100,000	VAR, 0.301%, 06/05/15	100,000

	Total Certificates of Deposit (Cost $41,379,971)	41,379,971

Commercial Paper — 23.4% (n)
	ABN Amro Funding USA LLC,
130,000	0.270%, 06/03/15 (e)	129,998
96,700	0.300%, 08/04/15 (e)	96,648
78,000	0.300%, 08/05/15 (e)	77,958
51,800	Agricultural Bank of China, 0.360%, 08/06/15 (e)	51,766
	Alpine Securitization Corp.,
185,000	0.270%, 08/21/15 (e)	184,888
100,000	0.360%, 08/06/15 (e)	100,000
96,000	ASB Finance Ltd., Series GB, 0.270%, 07/28/15 (e)	95,959
659,400	Australia & New Zealand Banking Group Ltd., VAR, 0.415%, 08/27/15 (e)	659,400
	Bank Nederlandse Gemeenten N.V.,
103,000	0.281%, 06/30/15 (e)	102,977
149,750	0.281%, 08/25/15 (e)	149,651
215,000	VAR, 0.285%, 06/25/15	215,000
125,000	VAR, 0.291%, 06/13/15	125,000
	Bank of China Ltd.,
50,000	0.320%, 08/07/15	49,970
25,000	0.320%, 08/10/15	24,985
549,000	Bank of Nova Scotia, VAR, 0.317%, 06/24/15 (e)	549,000
	Banque et Caisse d’Epargne de l’Etat,
75,000	0.230%, 07/21/15	74,976
31,000	0.245%, 07/14/15	30,991
45,000	0.285%, 08/04/15	44,977
66,000	0.285%, 08/07/15	65,965
	Bedford Row Funding Corp.,
85,000	0.351%, 07/29/15 (e)	84,952
55,000	0.351%, 08/14/15 (e)	54,960
158,000	0.402%, 11/30/15 (e)	157,681
40,000	VAR, 0.291%, 06/22/15 (e)	40,000
25,000	VAR, 0.317%, 06/24/15 (e)	25,000
127,300	VAR, 0.317%, 07/24/15 (e)	127,290

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
120,000	VAR, 0.321%, 07/09/15 (e)	120,000
115,000	VAR, 0.326%, 07/16/15 (e)	115,000
45,000	VAR, 0.328%, 08/09/15 (e)	45,000
40,000	VAR, 0.329%, 08/12/15 (e)	40,000
50,000	VAR, 0.330%, 08/19/15 (e)	50,000
45,000	VAR, 0.335%, 08/04/15 (e)	45,000
	BNP Paribas,
200,000	0.250%, 08/14/15	199,897
100,000	0.300%, 09/08/15	99,918
270,000	BNP Paribas Finance, Inc., 0.300%, 08/10/15	269,842
	Caisse Centrale Desjardins,
189,000	0.155%, 06/08/15 (e)	188,994
99,000	0.155%, 06/25/15 (e)	98,990
	Caisse des Depots et Consignations,
320,000	0.230%, 07/14/15 (e)	319,912
165,000	0.250%, 08/07/15 (e)	164,923
160,000	0.260%, 08/12/15 (e)	159,917
	Cancara Asset Securitisation LLC,
200,000	0.170%, 06/04/15 (e)	199,997
250,000	0.170%, 06/25/15 (e)	249,972
310,000	0.170%, 06/26/15 (e)	309,963
28,000	Cedar Springs Capital Co. LLC, 0.370%, 07/07/15 (e)	27,990
	Coca-Cola Co. (The),
25,000	0.250%, 07/13/15 (e)	24,993
50,000	0.301%, 09/08/15 (e)	49,959
50,000	0.301%, 09/09/15 (e)	49,958
	Commonwealth Bank of Australia,
100,000	VAR, 0.265%, 06/28/15 (e)	99,999
162,000	VAR, 0.271%, 06/04/15 (e)	161,994
150,000	VAR, 0.274%, 06/09/15 (e) (m)	150,000
250,000	VAR, 0.275%, 06/04/15 (e) (m)	250,000
150,000	VAR, 0.275%, 06/02/15 (e) (m)	150,000
45,000	VAR, 0.275%, 06/05/15 (e) (m)	45,000
150,000	VAR, 0.277%, 06/11/15 (e) (m)	150,000
100,000	VAR, 0.279%, 06/26/15 (e)	100,000
265,000	VAR, 0.281%, 06/08/15 (e)	264,982
120,000	VAR, 0.284%, 07/09/15 (e)	120,000
150,000	VAR, 0.286%, 07/06/15 (e)	150,000
100,000	VAR, 0.286%, 06/26/15 (e)	99,995
255,000	VAR, 0.299%, 08/10/15 (e)	254,999
150,000	VAR, 0.300%, 08/12/15 (e)	150,000
125,000	VAR, 0.300%, 06/15/15 (e)	124,997
120,000	VAR, 0.302%, 06/17/15 (e)	120,000
100,000	VAR, 0.304%, 06/20/15 (e)	100,000
250,000	VAR, 0.305%, 06/01/15 (e)	250,000
440,000	Credit Agricole Corporate and Investment Bank, 0.160%, 06/12/15	439,978
100,000	DBS Bank Ltd., 0.261%, 06/03/15 (e)	99,999
	Dexia Credit Local,
25,000	0.260%, 06/08/15	24,999
243,000	0.280%, 07/07/15	242,932
	Electricite de France S.A.,
58,000	0.200%, 06/19/15 (e)	57,994
75,000	0.200%, 06/23/15 (e)	74,991
	Erste Abwicklungsanstalt,
75,000	0.230%, 09/24/15 (e)	74,945
100,000	0.240%, 08/31/15 (e)	99,939
133,000	0.250%, 06/09/15 (e)	132,993
102,000	0.260%, 07/23/15 (e)	101,962
100,000	0.260%, 08/10/15 (e)	99,949
	General Electric Capital Corp.,
50,000	0.080%, 06/01/15	50,000
26,000	0.250%, 07/10/15	25,993
	Gotham Funding Corp.,
100,000	0.170%, 06/12/15 (e)	99,995
152,000	0.170%, 06/24/15 (e)	151,983
	HSBC Bank plc,
75,000	0.351%, 10/02/15 (e)	74,910
275,000	VAR, 0.319%, 06/27/15 (e)	275,000
271,000	VAR, 0.334%, 07/08/15 (e)	271,000
465,000	VAR, 0.342%, 06/09/15 (e)	465,000
	ING U.S. Funding LLC,
68,700	0.250%, 06/02/15	68,700
86,000	0.290%, 08/10/15	85,951
35,000	0.300%, 09/01/15	34,973
	Kells Funding LLC,
100,000	0.220%, 06/22/15 (e)	99,987
100,000	0.220%, 06/23/15 (e)	99,987
96,000	0.321%, 08/18/15 (e)	95,933
100,000	0.321%, 08/25/15 (e)	99,924
13,000	0.321%, 08/26/15 (e)	12,990
59,400	0.321%, 09/21/15 (e)	59,341
75,000	0.321%, 09/23/15 (e)	74,924
150,000	0.321%, 09/25/15 (e)	149,845
60,000	0.321%, 10/01/15 (e)	59,935
250,000	0.321%, 10/02/15 (e)	249,727
60,000	VAR, 0.274%, 07/01/15 (e)	59,998
150,000	VAR, 0.277%, 07/22/15 (e)	149,994
50,000	VAR, 0.284%, 07/01/15 (e)	50,000
55,000	VAR, 0.294%, 07/27/15 (e)	54,997
100,000	VAR, 0.296%, 07/28/15 (e)	99,994
100,000	VAR, 0.296%, 07/29/15 (e)	99,994
75,000	Legacy Capital Co. LLC, Series A, 0.310%, 08/07/15 (e)	74,957
156,000	Liberty Street Funding LLC, 0.270%, 07/27/15 (e)	155,934

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Lloyds Bank plc,
210,000	0.150%, 06/26/15	209,978
550,000	0.170%, 06/12/15	549,972
	LMA Americas LLC,
20,000	0.250%, 07/07/15 (e)	19,995
23,200	0.260%, 06/29/15 (e)	23,195
	Macquarie Bank Ltd.,
250,000	0.250%, 06/25/15 (e)	249,958
42,000	0.255%, 06/30/15 (e)	41,992
120,900	0.260%, 07/02/15 (e)	120,873
50,000	Matchpoint Master Trust, Series A, 0.270%, 06/03/15 (e)	49,999
60,000	Mitsubishi UFJ Trust & Banking Corp., 0.351%, 10/02/15 (e)	59,928
33,974	Mont Blanc Capital Corp., 0.300%, 08/05/15 (e)	33,956
	National Australia Bank Ltd.,
125,000	VAR, 0.288%, 08/05/15 (e)	125,000
125,000	VAR, 0.289%, 08/05/15 (e)	125,000
175,000	National Bank of Canada, 0.331%, 10/23/15 (e)	174,769
	Natixis,
113,893	0.070%, 06/01/15	113,893
389,800	0.130%, 06/05/15	389,795
240,000	0.270%, 06/02/15	239,998
252,000	0.340%, 07/31/15	251,857
	Nederlandse Waterschapsbank N.V.,
275,000	0.240%, 08/28/15 (e)	274,838
200,000	0.281%, 07/09/15 (e)	199,941
140,000	0.300%, 08/19/15 (e)	139,908
	Nieuw Amsterdam Receivables Corp.,
50,185	0.070%, 06/01/15 (e)	50,185
25,000	0.220%, 06/25/15 (e)	24,996
50,000	0.220%, 07/10/15 (e)	49,988
26,200	0.300%, 08/10/15 (e)	26,185
	Nordea Bank AB,
229,000	0.331%, 11/16/15 (e)	228,647
194,700	0.331%, 11/19/15 (e)	194,395
140,000	0.351%, 11/18/15 (e)	139,769
	NRW Bank,
985,000	0.150%, 06/08/15 (e)	984,971
325,000	0.150%, 06/10/15 (e)	324,988
330,000	0.165%, 06/26/15 (e)	329,962
450,000	0.165%, 06/29/15 (e)	449,942
	Private Export Funding Corp.,
27,000	0.270%, 08/18/15 (e)	26,984
40,000	0.281%, 07/20/15 (e)	39,985
60,000	0.281%, 08/10/15 (e)	59,967
37,000	0.291%, 09/04/15 (e)	36,972
45,000	0.291%, 09/08/15 (e)	44,964
29,000	0.331%, 10/13/15 (e)	28,964
50,000	0.351%, 01/13/16 (e)	49,890
25,000	0.351%, 01/15/16 (e)	24,945
40,000	0.351%, 02/01/16 (e)	39,905
33,000	0.351%, 02/02/16 (e)	32,921
33,850	Rabobank Nederland N.V., 0.265%, 07/23/15	33,837
63,313	Regency Markets No. 1 LLC, 0.160%, 06/11/15 (e)	63,310
	Ridgefield Funding Co. LLC,
130,000	0.280%, 06/16/15 (e)	129,985
25,000	0.371%, 07/15/15 (e)	24,989
25,000	0.371%, 08/05/15 (e)	24,983
214,000	VAR, 0.315%, 06/12/15 (e)	214,000
790,000	Royal Bank of Canada, VAR, 0.366%, 07/13/15 (e)	790,000
216,550	Societe Generale S.A., 0.150%, 06/01/15 (e)	216,550
80,000	Starbird Funding Corp., 0.250%, 07/13/15 (e)	79,977
85,000	State Street Corp., 0.220%, 06/03/15	84,999
	Sumitomo Mitsui Banking Corp.,
234,991	0.260%, 08/26/15 (e)	234,845
93,000	0.351%, 11/05/15 (e)	92,858
59,225	Swedbank AB, 0.270%, 09/09/15	59,181
	Toronto-Dominion Holdings USA, Inc.,
287,000	0.300%, 10/21/15 (e)	286,660
350,000	0.300%, 10/23/15 (e)	349,580
172,000	0.331%, 12/02/15 (e)	171,710
20,000	Toyota Motor Credit Corp., VAR, 0.262%, 06/09/15	20,000
249,100	UBS Finance Delaware LLC, 0.100%, 06/05/15	249,097
	United Overseas Bank Ltd.,
63,000	0.286%, 07/08/15 (e)	62,982
200,000	0.321%, 11/24/15 (e)	199,687
150,000	VAR, 0.281%, 07/10/15	150,000
	Versailles Commercial Paper LLC,
75,000	0.250%, 06/01/15 (e)	75,000
100,000	0.250%, 06/02/15 (e)	99,999
50,000	0.250%, 07/13/15 (e)	49,985
46,000	0.250%, 07/16/15 (e)	45,986
	Victory Receivables Corp.,
68,693	0.170%, 06/05/15 (e)	68,692
141,000	0.190%, 07/20/15 (e)	140,963
	Westpac Banking Corp.,
124,700	0.331%, 08/21/15 (e)	124,607
176,000	0.331%, 08/28/15 (e)	175,858
58,000	0.361%, 09/30/15 (e)	57,930

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
270,000	0.362%, 09/24/15 (e)	269,689
146,000	0.366%, 09/25/15 (e)	145,828
100,000	VAR, 0.275%, 06/26/15 (e)	100,000
300,000	VAR, 0.281%, 06/08/15 (e)	300,000
304,700	VAR, 0.285%, 08/14/15 (e)	304,700
100,000	VAR, 0.287%, 08/13/15 (e)	100,000
135,000	VAR, 0.289%, 08/04/15 (e)	135,000
100,000	VAR, 0.290%, 08/12/15 (e)	100,000
100,000	VAR, 0.295%, 06/01/15 (e)	99,992
100,000	VAR, 0.295%, 06/08/15 (e)	99,992
150,000	VAR, 0.300%, 06/10/15 (e)	149,997
250,000	VAR, 0.304%, 06/10/15 (e)	249,990
100,000	VAR, 0.304%, 06/27/15 (e)	100,000
133,000	VAR, 0.305%, 06/20/15 (e)	133,000
250,000	VAR, 0.306%, 06/20/15 (e)	250,000
200,000	VAR, 0.306%, 06/23/15 (e)	200,000
133,000	VAR, 0.306%, 06/20/15 (e)	133,000
150,000	VAR, 0.306%, 06/23/15 (e)	150,000
50,000	Working Capital Management Co., 0.170%, 06/18/15 (e)	49,996

	Total Commercial Paper (Cost $27,728,634)	27,728,634

Corporate Notes — 2.8%
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
	Wal-Mart Stores, Inc.
66,960	0.600%, 04/11/16	67,100
38,135	2.800%, 04/15/16	38,944

		106,044

	Financials — 2.7%
	Banks — 2.0%
27,195	Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	27,262
24,500	Bank of Nova Scotia, 2.050%, 10/07/15	24,634
	Commonwealth Bank of Australia
29,700	VAR, 0.281%, 06/19/15 (e)	29,700
325,000	VAR, 1.461%, 06/16/15 (e)	325,160
28,000	DBS Bank Ltd., 2.375%, 09/14/15	28,163
300,000	KFW, Series B, 0.190%, 06/10/15	299,998
86,300	National Australia Bank Ltd., 1.600%, 08/07/15	86,492
94,312	Royal Bank of Canada, 1.920%, 07/30/15	94,554
434,000	Svenska Handelsbanken AB, VAR, 0.375%, 06/21/15 (e)	434,000
785,000	Wells Fargo Bank N.A., VAR, 0.361%, 06/15/15	785,000
	Westpac Banking Corp.
20,000	0.950%, 01/12/16	20,054
120,452	1.125%, 09/25/15	120,712
98,838	3.000%, 08/04/15	99,291

		2,375,020

	Capital Markets — 0.6%
675,000	ING Bank N.V., VAR, 0.305%, 06/30/15 (e)	675,000

	Consumer Finance — 0.1%
75,000	American Honda Finance Corp., VAR, 0.261%, 06/04/15	75,001
27,750	Toyota Motor Credit Corp., 0.875%, 07/17/15	27,768

		102,769

	Diversified Financial Services — 0.0% (g)
22,000	Caisse Centrale Desjardins, VAR, 0.559%, 07/29/15 (e)	22,024
29,880	General Electric Capital Corp., 1.000%, 01/08/16	29,986

		52,010

	Insurance — 0.0% (g)
3,995	New York Life Global Funding, 0.750%, 07/24/15 (e)	3,998
8,550	Principal Life Global Funding II, 1.125%, 09/18/15 (e)	8,568

		12,566

	Total Financials	3,217,365

	Total Corporate Notes (Cost $3,323,409)	3,323,409

Foreign Government Security — 0.1%
165,000	Municipality Finance plc, 0.210%, 08/05/15 (e) (m) (Cost $165,000)	165,000

Repurchase Agreements — 5.9%
574,160	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.120%, due 06/01/15, repurchase price $574,166. [1]	574,160
150,000	BNP Paribas Securities Corp., 0.630%, dated 05/29/15, due 08/27/15, repurchase price $150,236, collateralized by Corporate Notes and Bonds, 0.000% - 5.026%, due 03/15/17 - 06/25/45 and Federal National Mortgage Association Connecticut Avenue Securities, 2.785% - 4.735%, due 01/25/24 - 10/25/27, with value $161,482. (i)	150,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
175,000	Citigroup Global Markets, Inc., 0.560%, dated 05/29/15, due 07/06/15, repurchase price $175,103, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 06/15/15 - 03/01/97, Federal Home Loan Mortgage Corporation, 0.000% - 7.950%, dated 01/15/21 - 07/25/21, Federal National Mortgage Association, 0.000% - 8.750%, due 03/25/21 - 01/25/43 and Sovereign Government Securities, 0.000% - 13.625%, due 12/15/15 - 08/11/44, with value $188,861. (i)	175,000
175,000	Citigroup Global Markets, Inc., 0.660%, dated 05/29/15, due 07/06/15, repurchase price $175,122, collateralized by Corporate Notes and Bonds, 0.000% - 5.961%, due 10/20/26 - 04/15/49, with value $187,866. (i)	175,000
581,000	Credit Suisse First Boston USA, Inc., 0.934%, dated 05/29/15, due 08/28/15, repurchase price $582,371, collateralized by Corporate Notes and Bonds, 0.000% - 19.057%, due 12/27/18 - 08/25/62, with value $627,483. (i)	581,000
800,000	Credit Suisse First Boston USA, Inc., 0.934%, dated 05/29/15, due 08/28/15, repurchase price $801,888, collateralized by Corporate Notes and Bonds, 0.000% - 8.000%, due 03/20/18 - 10/25/58, with value $858,224. (i)	800,000
792,000	Credit Suisse First Boston USA, Inc., 0.826%, dated 05/29/15, due 09/01/15, repurchase price $793,726, collateralized by Corporate Notes and Bonds, 0.000% - 6.250%, due 12/27/18 - 08/25/62, with value $855,002. (i)	792,000
330,000	Credit Suisse First Boston USA, Inc., 0.829%, dated 05/29/15, due 09/01/15, repurchase price $330,722, collateralized by Corporate Notes and Bonds, 0.000% - 4.000%, due 12/27/18 - 11/25/57, with value $356,401. (i)	330,000
445,000	Deutsche Bank Securities, Inc., 0.730%, dated 05/29/15, due 07/13/15, repurchase price $445,406, collateralized by Corporate Notes and Bonds, 0.000% - 12.000%, due 03/15/16 - 12/31/99 and Federal Home Loan Mortgage Corporation, 0.000%, dated 01/25/25, with value $467,138. (i)	445,000
150,000	HSBC Securities USA, Inc., 0.160%, dated 05/29/15, due 06/01/15, repurchase price $150,002, collateralized by Corporate Notes and Bonds, 0.664% - 10.179%, due 08/15/15 - 09/24/73, with value $157,682.	150,000
265,000	HSBC Securities USA, Inc., 0.160%, dated 05/29/15, due 06/01/15, repurchase price $265,004, collateralized by Corporate Notes and Bonds, 0.000% - 10.179%, due 12/01/15 - 03/15/55, with value $278,622.	265,000
110,000	HSBC Securities USA, Inc., 0.310%, dated 05/29/15, due 06/01/15, repurchase price $110,003, collateralized by Corporate Notes and Bonds, 0.000% - 9.000%, due 11/30/16 - 04/30/49, with value $118,721.	110,000
544,900	Merrill Lynch PFS, Inc., 0.560%, dated 05/29/15, due 06/01/15, repurchase price $544,925, collateralized by Corporate Notes and Bonds, 0.000% - 33.725%, due 07/01/15 - 12/31/99 and Municipal Debt Securities, 7.500%, due 10/01/38, with value $588,492.	544,900
425,000	Merrill Lynch PFS, Inc., 0.760%, dated 05/29/15, due 07/06/15, repurchase price $425,341, collateralized by Corporate Notes and Bonds, 0.000% - 37.892%, due 09/01/17 - 08/20/60, with value $459,000. (i)	425,000
554,750	Merrill Lynch PFS, Inc., 0.760%, dated 05/29/15, due 07/06/15, repurchase price $555,195, collateralized by Corporate Notes and Bonds, 0.000% - 49.156%, due 01/13/18 - 10/25/58, with value $599,130. (i)	554,750
275,000	Merrill Lynch PFS, Inc., 0.760%, dated 05/29/15, due 07/06/15, repurchase price $275,221, collateralized by Corporate Notes and Bonds, 0.000% - 6.965%, due 12/15/16 - 08/15/56, with value $297,000. (i)	275,000
250,000	Royal Bank of Canada, 0.250%, dated 05/29/15, due 06/02/15, repurchase price $250,007, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 06/05/15 - 06/15/77, with value $267,042.	250,000
225,000	Royal Bank of Canada, 0.400%, dated 05/29/15, due 06/05/15, repurchase price $225,018, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 12/15/15 - 12/31/99, with value $242,651.	225,000
55,000	Royal Bank of Canada, 0.400%, dated 05/29/15, due 06/03/15, repurchase price $55,003, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 06/11/15 - 08/25/48, with value $59,254.	55,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
100,000	Royal Bank of Canada, 0.480%, dated 05/29/15, due 06/01/15, repurchase price $100,004, collateralized by Corporate Notes and Bonds, 0.000% - 11.750%, due 10/15/15 - 02/26/46, with value $107,448.	100,000

	Total Repurchase Agreements (Cost $6,976,810)	6,976,810

Time Deposits — 26.7%
475,000	Australia & New Zealand Banking Group Ltd., 0.100%, 06/01/15	475,000
1,500,000	Bank of New York Mellon Corp. (The), 0.060%, 06/01/15	1,500,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
998,943	0.060%, 06/01/15	998,943
533,072	0.080%, 06/01/15	533,072
450,987	BNP Paribas, 0.060%, 06/01/15	450,987
309,550	Citibank N.A., 0.140%, 06/03/15	309,550
	Credit Agricole Corporate and Investment Bank,
189,747	0.080%, 06/01/15	189,747
798,780	0.080%, 06/01/15	798,780
390,000	0.080%, 06/01/15	390,000
60,000	0.080%, 06/01/15	60,000
	Credit Industriel et Commercial,
1,000,000	0.070%, 06/01/15	1,000,000
500,000	0.070%, 06/01/15	500,000
949,100	0.100%, 06/01/15	949,100
	DNB Bank ASA,
3,500,000	0.060%, 06/01/15	3,500,000
2,000,000	0.060%, 06/01/15	2,000,000
312,894	ING Bank N.V., 0.130%, 06/01/15	312,894
1,470,000	KBC Bank N.V., 0.100%, 06/01/15	1,470,000
470,204	Lloyds Bank plc, 0.060%, 06/01/15	470,204
482,029	National Australia Bank Ltd., 0.100%, 06/01/15	482,029
	Natixis S.A.,
821,397	0.080%, 06/01/15	821,397
1,000,000	0.080%, 06/01/15	1,000,000
2,250,000	Nordea Bank Finland plc, 0.060%, 06/01/15	2,250,000
1,000,000	Rabobank Nederland N.V., 0.140%, 06/05/15	1,000,000
1,108,406	Royal Bank of Canada, 0.100%, 06/01/15	1,108,406
	Skandinaviska Enskilda Banken AB,
782,102	0.060%, 06/01/15	782,102
424,961	0.060%, 06/01/15	424,961
952,499	0.060%, 06/01/15	952,499
374,080	0.100%, 06/05/15	374,080
600,000	0.110%, 06/01/15	600,000
1,000,000	0.110%, 06/01/15	1,000,000
849,050	Standard Chartered plc, 0.070%, 06/01/15	849,050
1,599,550	Svenska Handelsbanken AB, 0.060%, 06/01/15	1,599,550
	Swedbank AB,
1,575,000	0.110%, 06/05/15	1,575,000
1,000,000	0.120%, 06/04/15	1,000,000

	Total Time Deposits (Cost $31,727,351)	31,727,351

U.S. Government Agency Securities — 1.4%
	Federal Home Loan Bank,
33,000	0.180%, 07/16/15 (m)	33,000
23,000	0.198%, 08/18/15 (m)	23,000
42,200	0.200%, 09/29/15 (m)	42,200
300,000	0.310%, 01/06/16 (m)	300,000
140,000	0.400%, 03/09/16 (m)	140,000
50,000	DN, 0.160%, 09/04/15 (m) (n)	49,979
396,000	DN, 0.160%, 09/11/15 (m) (n)	395,820
10,000	DN, 0.241%, 01/26/16 (m) (n)	9,984
130,000	DN, 0.251%, 02/01/16 (m) (n)	129,779
139,000	DN, 0.251%, 02/08/16 (m) (n)	138,757
	Federal National Mortgage Association,
47,714	0.500%, 07/02/15 (m)	47,728
45,750	DN, 0.140%, 06/01/15 (m) (n)	45,750
270,000	DN, 0.180%, 09/01/15 (m) (n)	269,876

	Total U.S. Government Agency Securities (Cost $1,625,873)	1,625,873

U.S. Treasury Obligations — 5.0%
	U.S. Treasury Bill — 0.3%
380,000	0.258%, 03/03/16 (m) (n)	379,250

	U.S. Treasury Notes — 4.7%
290,000	0.250%, 07/15/15 (m)	290,033
83,000	0.250%, 12/15/15 (m)	82,999
1,025,000	0.375%, 01/15/16 (m)	1,025,538
870,000	0.375%, 03/15/16 (m)	870,631
347,000	0.375%, 05/31/16 (m)	347,208
550,000	1.750%, 05/31/16 (m)	557,882
455,000	2.000%, 01/31/16 (m)	460,443
183,000	2.125%, 12/31/15 (m)	184,977
428,000	2.125%, 02/29/16 (m)	433,977
35,000	2.250%, 03/31/16 (m)	35,567
650,000	2.375%, 03/31/16 (m)	661,166
215,000	2.625%, 02/29/16 (m)	218,757
330,000	4.500%, 02/15/16 (m)	340,006

		5,509,184

	Total U.S. Treasury Obligations (Cost $5,888,434)	5,888,434

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Note — 0.0% (g)
	New Jersey — 0.0% (g)
67,915	Jets Stadium Development LLC, Series A-4A, LOC: Sumitomo Mitsui Banking, 0.130%, 06/08/15 (e) (Cost $67,915)	67,915

	Total Investments — 100.2% (Cost $118,883,397) *	118,883,397
	Liabilities in Excess of Other Assets — (0.2)%	(289,663)

	NET ASSETS — 100.0%	$118,593,734

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
LOC	—	Letter of Credit
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

Additional Investment Information:

[1]	Agency Joint Trading Account I – At May 31, 2015, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
Prime Money Market Fund	$574,160	$574,166	$586,012

Repurchase Agreements – At May 31, 2015, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	Prime Money Market Fund
Bank of Nova Scotia	0.120%	$26,098
Barclays Capital, Inc.	0.120%	34,798
Societe Generale S.A.	0.120%	86,994
Wells Fargo Bank N.A.	0.120%	426,270
Total		$574,160

At May 31, 2015, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	1.785% to 12.656%	06/01/28 to 05/01/45
Federal National Mortgage Association	2.000% to 7.000%	10/01/26 to 05/01/45
Government National Mortgage Association	0.281% to 7.000%	06/15/33 to 09/20/61
U.S. Treasury Securities	0.099% to 3.000%	04/30/17 to 02/15/45

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$118,883,397	$—	$118,883,397

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Security — 1.1%
EUR 1,932	Italy Buoni Poliennali Del Tesoro, (Italy), 2.150%, 11/12/17 (Cost $2,179)	2,216

U.S. Treasury Obligations — 97.7%
	U.S. Treasury Inflation Indexed Bonds,
3,085	0.625%, 02/15/43	2,936
3,029	0.750%, 02/15/42	3,033
1,625	0.750%, 02/15/45	1,559
4,830	1.375%, 02/15/44	5,450
2,801	1.750%, 01/15/28 (m)	3,644
4,010	2.000%, 01/15/26 (m)	5,575
1,550	2.125%, 02/15/40	2,161
1,965	2.125%, 02/15/41	2,726
3,740	2.375%, 01/15/25 (m)	5,610
3,575	2.375%, 01/15/27 (m)	5,098
3,057	2.500%, 01/15/29 (m)	4,227
1,085	3.375%, 04/15/32 (m)	2,082
1,710	3.625%, 04/15/28 (m)	3,466
1,559	3.875%, 04/15/29 (m)	3,235
	U.S. Treasury Inflation Indexed Notes,
4,406	0.125%, 04/15/16	4,741
12,055	0.125%, 04/15/17	12,727
8,627	0.125%, 04/15/18	8,972
12,200	0.125%, 04/15/19	12,495
800	0.125%, 04/15/20	817
10,047	0.125%, 01/15/22	10,486
7,644	0.125%, 07/15/22	7,871
6,310	0.125%, 01/15/23	6,420
8,805	0.125%, 07/15/24	8,673
7,165	0.250%, 01/15/25	7,123
8,879	0.375%, 07/15/23	9,139
9,149	0.625%, 07/15/21	9,968
12,729	0.625%, 01/15/24	13,286
3,415	1.125%, 01/15/21 (m)	3,925
4,265	1.250%, 07/15/20	4,970
2,087	1.375%, 01/15/20	2,449
755	1.625%, 01/15/18 (m)	902
2,895	1.875%, 07/15/19 (m)	3,507
2,790	2.375%, 01/15/17 (m)	3,438
2,825	2.500%, 07/15/16 (m)	3,438
2,440	2.625%, 07/15/17 (m)	2,996

	Total U.S. Treasury Obligations (Cost $184,645)	189,145

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
699	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $699)	699

	Total Investments — 99.2% (Cost $187,523)	192,060
	Other Assets in Excess of Liabilities — 0.8% (c)	1,476

	NET ASSETS — 100.0%	$193,536

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
86	Short Term Euro-BTP Italian Government Bond	06/08/15	10,612	18
18	Ultra Long Term U.S. Treasury Bond	09/21/15	2,885	27
	Short Futures Outstanding
(23)	10 Year U.S. Treasury Note	09/21/15	(2,937)	(13)
(65)	2 Year U.S. Treasury Note	09/30/15	(14,226)	(25)
(129)	5 Year U.S. Treasury Note	09/30/15	(15,444)	(52)

				(45)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
		Australia and New Zealand Banking
19	EUR	Group Limited	06/03/15	20	20	—	(h)
12	EUR	Royal Bank of Canada	06/03/15	13	13	—	(h)
3	EUR	Societe Generale	06/03/15	4	4	—	(h)
		Australia and New Zealand Banking
26	EUR	Group Limited	07/07/15	30	29	(1)
31	EUR	Citibank, N.A.	07/07/15	34	34	—	(h)
11	EUR	Societe Generale	07/07/15	12	12	—	(h)

				113	112	(1)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
5	EUR	Barclays Bank plc	06/03/15	6	6	—	(h)
5	EUR	Goldman Sachs International	06/03/15	5	5	—	(h)
20	EUR	HSBC Bank, N.A.	06/03/15	23	22	1
14	EUR	Morgan Stanley	06/03/15	15	15	—	(h)
2	EUR	Royal Bank of Canada	06/03/15	2	2	—	(h)
10	EUR	Standard Chartered Bank	06/03/15	11	11	—	(h)
2,091	EUR	TD Bank Financial Group	06/03/15	2,301	2,297	4
2,113	EUR	Citibank, N.A.	07/07/15	2,320	2,322	(2)
39	EUR	Societe Generale	07/07/15	43	43	—	(h)

				4,726	4,723	3

Price Lock

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (†)	U.S. Treasury Inflation Indexed Bond, 0.125%, 04/15/20	100.66	06/26/15	16,000	98

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand dollar.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	4,990
Aggregate gross unrealized depreciation	(453)

Net unrealized appreciation/depreciation	4,537

Federal income tax cost of investments	187,523

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF May 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$699	$191,361	$—	$192,060

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5
Futures Contracts	45	—	—	45
Price Lock	—	98	—	98

Total Appreciation in Other Financial Instruments	$45	$103	$—	$148

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3)	$—	$(3)
Futures Contracts	(90)	—	—	(90)

Total Depreciation in Other Financial Instruments	$(90)	$(3)	$—	$(93)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

A. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Securities deposited as initial margin are designated on the SOI.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF May 31, 2015 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in price lock swaps to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Fund’s custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Price Locks

The Fund enters into price locks to hedge interest rate exposures within its portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

The Fund’s derivatives contracts held at May 31, 2015 are not accounted for as hedging instruments under GAAP.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
35,000	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	35,029
515	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.730%, 05/16/16	515
139,000	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32	139,223

	Total Asset-Backed Securities (Cost $174,509)	174,767

Corporate Bonds — 6.8%
	Consumer Discretionary — 0.4%
	Auto Components — 0.0% (g)
75,000	Johnson Controls, Inc., 3.625%, 07/02/24	76,613

	Automobiles — 0.2%
80,000	Daimler Finance North America LLC, 8.500%, 01/18/31	122,055
80,000	Ford Motor Co., 6.500%, 08/01/18	91,045

		213,100

	Internet & Catalog Retail — 0.0% (g)
3,000	Amazon.com, Inc., 3.300%, 12/05/21	3,087

	Media — 0.1%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,884
4,000	8.875%, 04/26/23	5,450
5,000	CBS Corp., 3.375%, 03/01/22	5,030
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,506
10,000	NBCUniversal Media LLC, 4.375%, 04/01/21	10,991
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,509
	Viacom, Inc.,
50,000	3.250%, 03/15/23	48,319
5,000	3.875%, 04/01/24	4,986

		91,675

	Multiline Retail — 0.0% (g)
75,000	Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	79,372

	Specialty Retail — 0.1%
5,000	Advance Auto Parts, Inc., 4.500%, 01/15/22	5,326
50,000	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	50,939
	Lowe’s Cos., Inc.,
5,000	3.800%, 11/15/21	5,416
50,000	6.500%, 03/15/29	64,429

		126,110

	Total Consumer Discretionary	589,957

	Consumer Staples — 0.2%
	Beverages — 0.1%
	Anheuser-Busch InBev Worldwide, Inc.,
75,000	5.375%, 01/15/20	85,560
5,000	7.750%, 01/15/19	5,992
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,037

		95,589

	Food & Staples Retailing — 0.1%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,731
75,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	75,835
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,431

		87,997

	Food Products — 0.0% (g)
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,104
	ConAgra Foods, Inc.,
50,000	3.200%, 01/25/23	48,471
5,000	3.250%, 09/15/22	4,924

		59,499

	Household Products — 0.0% (g)
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	5,967

	Total Consumer Staples	249,052

	Energy — 0.7%
	Energy Equipment & Services — 0.1%
5,000	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	4,851
50,000	Ensco plc, (United Kingdom), 5.200%, 03/15/25	51,546
	Halliburton Co.,
5,000	3.250%, 11/15/21	5,200
50,000	4.750%, 08/01/43	52,811
5,000	National Oilwell Varco, Inc., 2.600%, 12/01/22	4,853
5,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	5,269
	Transocean, Inc., (Cayman Islands),
2,000	6.375%, 12/15/21	1,883
3,000	6.500%, 11/15/20	2,857
5,000	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	4,843

		134,113

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — 0.0% (g)
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,689

	Oil, Gas & Consumable Fuels — 0.6%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,096
	Apache Corp.,
75,000	3.625%, 02/01/21	78,379
2,000	6.900%, 09/15/18	2,312
75,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	84,546
	Devon Energy Corp.,
5,000	2.250%, 12/15/18	5,050
50,000	3.250%, 05/15/22	50,175
4,000	Energy Transfer Partners LP, 3.600%, 02/01/23	3,893
	Enterprise Products Operating LLC,
1,000	3.900%, 02/15/24	1,035
75,000	5.100%, 02/15/45	77,830
5,000	Marathon Oil Corp., 6.800%, 03/15/32	6,008
5,000	Noble Energy, Inc., 5.050%, 11/15/44	5,025
50,000	ONEOK Partners LP, 4.900%, 03/15/25	50,715
5,000	Petrobras Global Finance B.V., (Netherlands), 5.375%, 01/27/21	4,868
125,000	Petroleos Mexicanos, (Mexico), 4.875%, 01/24/22	131,406
50,000	Spectra Energy Partners LP, 4.750%, 03/15/24	54,377
100,000	Statoil ASA, (Norway), 2.650%, 01/15/24	97,494
5,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	6,277
3,000	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	2,940
33,000	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	32,569
	TransCanada PipeLines Ltd., (Canada),
75,000	2.500%, 08/01/22	72,779
5,000	7.125%, 01/15/19	5,857

		779,631

	Total Energy	920,433

	Financials — 3.0%
	Banks — 1.0%
	Bank of America Corp.,
280,000	3.300%, 01/11/23	280,522
15,000	7.625%, 06/01/19	17,991
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,025
77,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	79,246
	Citigroup, Inc.,
75,000	6.125%, 05/15/18	83,986
4,000	6.875%, 03/05/38	5,296
100,000	8.125%, 07/15/39	150,712
10,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	11,079
105,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	117,437
79,000	KeyCorp, 5.100%, 03/24/21	88,994
5,000	MUFG Americas Holdings Corp., 3.000%, 02/10/25	4,853
5,000	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	5,185
75,000	PNC Funding Corp., 3.300%, 03/08/22	77,592
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	4,002
50,000	SunTrust Banks, Inc., 6.000%, 09/11/17	54,979
	U.S. Bancorp,
5,000	1.650%, 05/15/17	5,062
75,000	3.700%, 01/30/24	79,397
100,000	Wachovia Corp., 5.750%, 02/01/18	111,135
	Wells Fargo & Co.,
105,000	Series M, 3.450%, 02/13/23	106,547
3,000	4.100%, 06/03/26	3,096
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,618

		1,297,754

	Capital Markets — 0.9%
65,000	Ameriprise Financial, Inc., 3.700%, 10/15/24	68,111
5,000	BlackRock, Inc., 3.500%, 03/18/24	5,201
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,198
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,568
	Deutsche Bank AG, (Germany),
75,000	1.875%, 02/13/18	75,162
5,000	6.000%, 09/01/17	5,478
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,285
185,000	6.125%, 02/15/33	227,664
100,000	7.500%, 02/15/19	118,498

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
55,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	55,378
5,000	Legg Mason, Inc., 3.950%, 07/15/24	5,150
	Morgan Stanley,
5,000	Series F, 3.875%, 04/29/24	5,151
2,000	4.300%, 01/27/45	1,939
5,000	4.750%, 03/22/17	5,301
275,000	5.500%, 07/28/21	315,028
50,000	Raymond James Financial, Inc., 8.600%, 08/15/19	61,481
	State Street Corp.,
2,000	3.100%, 05/15/23	2,012
50,000	3.700%, 11/20/23	52,995
	TD Ameritrade Holding Corp.,
75,000	2.950%, 04/01/22	75,801
5,000	5.600%, 12/01/19	5,756

		1,105,157

	Consumer Finance — 0.1%
75,000	American Express Co., 7.000%, 03/19/18	85,774
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,107
80,000	Capital One Financial Corp., 4.750%, 07/15/21	88,431
5,000	John Deere Capital Corp., 2.750%, 03/15/22	5,042

		184,354

	Diversified Financial Services — 0.4%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,287
	CME Group, Inc.,
75,000	3.000%, 03/15/25	74,577
2,000	5.300%, 09/15/43	2,356
215,000	General Electric Capital Corp., Series A, 6.750%, 03/15/32	289,728
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,410
5,000	NYSE Euronext, 2.000%, 10/05/17	5,062
75,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	97,476

		480,896

	Insurance — 0.3%
	ACE INA Holdings, Inc.,
100,000	2.700%, 03/13/23	99,154
5,000	5.900%, 06/15/19	5,731
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,115
5,000	5.600%, 10/18/16	5,303
100,000	5.850%, 01/16/18	110,798
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	3,019
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,633
5,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	5,242
5,000	Manulife Financial Corp., (Canada), 4.900%, 09/17/20	5,554
80,000	MetLife, Inc., 5.700%, 06/15/35	97,634
5,000	Principal Financial Group, Inc., 3.300%, 09/15/22	5,074
5,000	Prudential Financial, Inc., 4.500%, 11/16/21	5,508
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	5,762

		357,527

	Real Estate Investment Trusts (REITs) — 0.3%
75,000	Boston Properties LP, 4.125%, 05/15/21	81,399
75,000	Duke Realty LP, 3.750%, 12/01/24	76,284
5,000	ERP Operating LP, 5.750%, 06/15/17	5,444
	HCP, Inc.,
2,000	3.875%, 08/15/24	2,008
50,000	5.375%, 02/01/21	55,999
75,000	Health Care REIT, Inc., 5.250%, 01/15/22	83,455
2,000	Prologis LP, 6.875%, 03/15/20	2,358
	Simon Property Group LP,
5,000	4.125%, 12/01/21	5,475
35,000	10.350%, 04/01/19	44,918
	Ventas Realty LP/Ventas Capital Corp.,
50,000	2.700%, 04/01/20	50,475
5,000	3.250%, 08/15/22	4,978

		412,793

	Total Financials	3,838,481

	Health Care — 0.6%
	Biotechnology — 0.1%
75,000	Amgen, Inc., 5.700%, 02/01/19	84,750
5,000	Biogen, Inc., 6.875%, 03/01/18	5,714
	Celgene Corp.,
75,000	1.900%, 08/15/17	75,885
5,000	3.625%, 05/15/24	5,118

		171,467

	Health Care Equipment & Supplies — 0.0% (g)
5,000	Covidien International Finance S.A., (Luxembourg), 2.950%, 06/15/23	4,985

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — 0.2%
75,000	Anthem, Inc., 3.700%, 08/15/21	79,016
5,000	Cardinal Health, Inc., 3.200%, 03/15/23	5,025
70,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/25	68,864
75,000	Medco Health Solutions, Inc., 7.125%, 03/15/18	85,798
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	5,249

		243,952

	Life Sciences Tools & Services — 0.1%
50,000	Life Technologies Corp., 6.000%, 03/01/20	57,373

	Pharmaceuticals — 0.2%
85,000	AbbVie, Inc., 3.200%, 11/06/22	85,375
125,000	Actavis Funding SCS, (Luxembourg), 3.800%, 03/15/25	125,877
2,000	Actavis, Inc., 6.125%, 08/15/19	2,269
5,000	Teva Pharmaceutical Finance Co. B.V., (Curacao), 2.400%, 11/10/16	5,088
	Zoetis, Inc.,
5,000	1.875%, 02/01/18	5,000
75,000	3.250%, 02/01/23	73,516

		297,125

	Total Health Care	774,902

	Industrials — 0.5%
	Aerospace & Defense — 0.0% (g)
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,475

	Air Freight & Logistics — 0.0% (g)
5,000	FedEx Corp., 3.900%, 02/01/35	4,741
50,000	United Parcel Service, Inc., 6.200%, 01/15/38	64,538

		69,279

	Commercial Services & Supplies — 0.1%
75,000	Republic Services, Inc., 4.750%, 05/15/23	82,870
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,552

		88,422

	Construction & Engineering — 0.0% (g)
5,000	ABB Finance U.S.A., Inc., 2.875%, 05/08/22	5,036

	Electrical Equipment — 0.1%
75,000	Eaton Corp., 6.950%, 03/20/19	88,029

	Industrial Conglomerates — 0.1%
75,000	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	77,394

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
50,000	5.400%, 06/01/41	57,516
5,000	6.150%, 05/01/37	6,416
75,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	89,193
	CSX Corp.,
5,000	5.600%, 05/01/17	5,421
75,000	7.375%, 02/01/19	89,075
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,947
4,000	Ryder System, Inc., 2.350%, 02/26/19	4,020

		257,588

	Total Industrials	592,223

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
75,000	Cisco Systems, Inc., 4.450%, 01/15/20	83,346

	Electronic Equipment, Instruments & Components — 0.0% (g)
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	5,911

	Internet Software & Services — 0.0% (g)
5,000	eBay, Inc., 2.600%, 07/15/22	4,761

	IT Services — 0.1%
80,000	International Business Machines Corp., 7.000%, 10/30/25	105,298
5,000	Xerox Corp., 2.750%, 03/15/19	5,101

		110,399

	Software — 0.0% (g)
5,000	Intuit, Inc., 5.750%, 03/15/17	5,384

	Technology Hardware, Storage & Peripherals — 0.1%
100,000	Apple, Inc., 3.450%, 05/06/24	103,644
5,000	EMC Corp., 2.650%, 06/01/20	5,113

		108,757

	Total Information Technology	318,558

	Materials — 0.3%
	Chemicals — 0.1%
2,000	Dow Chemical Co. (The), 5.700%, 05/15/18	2,232
50,000	Mosaic Co. (The), 4.250%, 11/15/23	52,794
	Potash Corp. of Saskatchewan, Inc., (Canada),
5,000	3.625%, 03/15/24	5,199
75,000	4.875%, 03/30/20	83,446

		143,671

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — 0.2%
	BHP Billiton Finance U.S.A. Ltd., (Australia),
75,000	3.850%, 09/30/23	78,974
4,000	6.500%, 04/01/19	4,675
	Freeport-McMoRan, Inc.,
5,000	2.150%, 03/01/17	5,019
75,000	2.375%, 03/15/18	74,704
	Nucor Corp.,
50,000	4.000%, 08/01/23	51,954
5,000	5.750%, 12/01/17	5,523
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,036

		225,885

	Total Materials	369,556

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,314
80,000	5.500%, 02/01/18	87,980
100,000	5.550%, 08/15/41	105,911
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	7,379
50,000	Orange S.A., (France), 4.125%, 09/14/21	54,499
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,661
	Verizon Communications, Inc.,
125,000	3.650%, 09/14/18	131,772
5,000	5.150%, 09/15/23	5,584
135,000	6.550%, 09/15/43	163,982

		569,082

	Wireless Telecommunication Services — 0.1%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,490
5,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	5,248
50,000	Vodafone Group plc, (United Kingdom), 5.450%, 06/10/19	55,934

		66,672

	Total Telecommunication Services	635,754

	Utilities — 0.4%
	Electric Utilities — 0.3%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,117
75,000	Appalachian Power Co., 7.000%, 04/01/38	99,031
5,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	5,033
75,000	Duke Energy Progress, Inc., 2.800%, 05/15/22	75,775
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,009
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,565
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	6,375
75,000	Public Service Co. of Colorado, 6.500%, 08/01/38	104,002
	Virginia Electric & Power Co.,
100,000	2.950%, 01/15/22	102,647
3,000	4.450%, 02/15/44	3,161

		403,715

	Gas Utilities — 0.1%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,126
75,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	93,652

		99,778

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,117

	Multi-Utilities — 0.0% (g)
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,542

	Total Utilities	508,152

	Total Corporate Bonds (Cost $8,797,716)	8,797,068

SHARES
Exchange Traded Fund — 37.8%
	Fixed Income — 37.8%
444,160	iShares Core U.S. Aggregate Bond ETF (Cost $49,117,894)	48,933,107

PRINCIPAL AMOUNT($)
Foreign Government Security — 0.0% (g)
3,000	United Mexican States, (Mexico), 5.550%, 01/21/45 (Cost $2,984)	3,371

SHARES
Investment Companies — 44.5% (b)
	Fixed Income — 44.5%
909,844	JPMorgan Corporate Bond Fund, Class R6 Shares	9,071,144

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — continued
	Fixed Income — continued
975,266	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	7,919,161
291,728	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	2,438,848
2,688,550	JPMorgan High Yield Fund, Class R6 Shares	20,728,719
1,533,166	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	17,462,760

	Total Investment Companies (Cost $57,860,914)	57,620,632

PRINCIPAL AMOUNT($)
U.S. Government Agency Securities — 0.2%
265,000	Federal National Mortgage Association, 1.956%, 10/09/19 (n)	243,368
5,000	Tennessee Valley Authority, 5.880%, 04/01/36	6,678

	Total U.S. Government Agency Securities (Cost $249,232)	250,046

U.S. Treasury Obligations — 7.5%
	U.S. Treasury Bonds,
1,100,000	3.875%, 08/15/40	1,311,234
75,000	4.500%, 08/15/39	97,611
900,000	6.000%, 02/15/26	1,232,860
	U.S. Treasury Notes,
2,000,000	0.625%, 08/31/17	1,996,562
1,355,000	0.875%, 07/31/19	1,331,393
25,000	1.375%, 06/30/18	25,301
1,220,000	1.750%, 10/31/18	1,247,165
145,000	1.875%, 08/31/17	148,738
70,000	2.000%, 02/15/22	70,848
120,000	2.125%, 09/30/21	122,587
850,000	2.375%, 08/15/24	872,047
1,200,000	2.750%, 11/30/16	1,240,874

	Total U.S. Treasury Obligations (Cost $9,694,175)	9,697,220

Short-Term Investment — 3.4%
	Investment Company — 3.4%
4,350,605	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $4,350,605)	4,350,605

	Total Investments — 100.3% (Cost $130,248,029)	129,826,816
	Liabilities in Excess of Other Assets — (0.3)%	(362,408)

	NET ASSETS — 100.0%	$129,464,408

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,653
Aggregate gross unrealized depreciation	(470,866)

Net unrealized appreciation/depreciation	$(421,213)

Federal income tax cost of investments	$130,248,029

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$110,904,344	$18,922,472	$—	$129,826,816

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Underlying Funds and an ETF. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 62.0%
	Consumer Discretionary — 14.8%
	Auto Components — 1.8%
1,250	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	1,314
515	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	531
1,730	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,821
604	ZF North America Capital, Inc., 4.000%, 04/29/20 (e)	615

		4,281

	Automobiles — 1.9%
593	Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20 (e)	603
1,465	General Motors Co., 3.500%, 10/02/18	1,506
2,267	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	2,327

		4,436

	Distributors — 0.1%
300	VWR Funding, Inc., 7.250%, 09/15/17	312

	Hotels, Restaurants & Leisure — 2.7%
225	CCM Merger, Inc., 9.125%, 05/01/19 (e)	244
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	296
250	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	272
2,075	MGM Resorts International, 8.625%, 02/01/19	2,387
420	MTR Gaming Group, Inc., 11.500%, 08/01/19	448
	NCL Corp., Ltd., (Bermuda),
575	5.000%, 02/15/18	589
200	5.250%, 11/15/19 (e)	207
219	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	230
1,075	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	1,184
429	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	480

		6,337

	Household Durables — 2.9%
388	Jarden Corp., 7.500%, 05/01/17	427
	Lennar Corp.,
1,400	4.500%, 06/15/19	1,435
167	4.500%, 11/15/19	170
2,005	Series B, 12.250%, 06/01/17	2,388
868	M/I Homes, Inc., 8.625%, 11/15/18	903
805	Standard Pacific Corp., 8.375%, 05/15/18	922
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	490

		6,735

	Internet & Catalog Retail — 0.1%
186	SITEL LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	192

	Media — 4.4%
250	AMC Entertainment, Inc., 9.750%, 12/01/20	273
	Cablevision Systems Corp.,
1,500	7.750%, 04/15/18	1,644
135	8.000%, 04/15/20	149
550	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	582
500	CSC Holdings LLC, 8.625%, 02/15/19	570
	DISH DBS Corp.,
250	4.250%, 04/01/18	257
650	4.625%, 07/15/17	675
2,522	7.875%, 09/01/19	2,849
250	iHeartCommunications, Inc., 9.000%, 12/15/19	246
898	Interactive Data Corp., 5.875%, 04/15/19 (e)	905
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,155
1,207	Numericable-SFR SAS, (France), 4.875%, 05/15/19 (e)	1,214

		10,519

	Multiline Retail — 0.5%
1,000	Family Tree Escrow LLC, 5.250%, 03/01/20 (e)	1,048
74	J.C. Penney Corp., Inc., 8.125%, 10/01/19	75

		1,123

	Specialty Retail — 0.4%
430	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	353
575	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	605

		958

	Total Consumer Discretionary	34,893

	Consumer Staples — 1.9%
	Beverages — 0.2%
450	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	474

	Food & Staples Retailing — 0.6%
500	Rite Aid Corp., 8.000%, 08/15/20	525

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
910	Tops Holding LLC/Tops Markets LLC, 8.875%, 12/15/17	953

		1,478

	Food Products — 1.1%
1,197	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,256
1,216	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,242

		2,498

	Total Consumer Staples	4,450

	Energy — 4.6%
	Energy Equipment & Services — 0.6%
318	FTS International, Inc., VAR, 7.808%, 06/15/20 (e)	318
414	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	313
305	PHI, Inc., 5.250%, 03/15/19	295
600	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	591

		1,517

	Oil, Gas & Consumable Fuels — 4.0%
775	California Resources Corp., 5.000%, 01/15/20	738
	Chesapeake Energy Corp.,
250	3.250%, 03/15/16	250
600	VAR, 3.525%, 04/15/19	582
250	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	239
250	Comstock Resources, Inc., 7.750%, 04/01/19	119
	Hilcorp Energy I LP/Hilcorp Finance Co.,
450	7.625%, 04/15/21 (e)	469
250	8.000%, 02/15/20 (e)	260
650	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19	561
488	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	516
270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	268
227	Sabine Oil & Gas Corp., 9.750%, 02/15/17	41
650	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	570
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
650	4.125%, 11/15/19 (e)	650
204	5.000%, 01/15/18 (e)	211
1,091	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19 (e)	1,153
1,213	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	1,173
500	Whiting Canadian Holding Co. ULC, (Canada), 8.125%, 12/01/19	530
920	WPX Energy, Inc., 5.250%, 01/15/17	943

		9,273

	Total Energy	10,790

	Financials — 4.8%
	Banks — 2.4%
	CIT Group, Inc.,
4,156	3.875%, 02/19/19	4,167
200	5.000%, 05/15/17	208
1,250	Royal Bank of Scotland Group plc, (United Kingdom), 4.700%, 07/03/18	1,304

		5,679

	Consumer Finance — 1.6%
	Ally Financial, Inc.,
458	3.600%, 05/21/18	460
1,700	4.750%, 09/10/18	1,760
1,035	6.250%, 12/01/17	1,110
445	General Motors Financial Co., Inc., 3.500%, 07/10/19	454

		3,784

	Diversified Financial Services — 0.3%
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	230
370	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	372

		602

	Insurance — 0.5%
269	CNO Financial Group, Inc., 4.500%, 05/30/20	278
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	958

		1,236

	Total Financials	11,301

	Health Care — 8.6%
	Health Care Equipment & Supplies — 3.4%
450	Alere, Inc., 7.250%, 07/01/18	478
1,550	Biomet, Inc., 6.500%, 10/01/20	1,628
2,800	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	2,939
400	Hologic, Inc., 6.250%, 08/01/20	415
1,050	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,129
300	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	301

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
270	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 4.875%, 04/15/20 (e)	276
800	Teleflex, Inc., 6.875%, 06/01/19	828

		7,994

	Health Care Providers & Services — 3.8%
950	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	977
500	Fresenius Medical Care U.S. Finance, Inc., 6.500%, 09/15/18 (e)	555
	HCA, Inc.,
721	3.750%, 03/15/19	732
620	4.250%, 10/15/19	643
325	8.000%, 10/01/18	379
2,050	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	2,144
	Tenet Healthcare Corp.,
830	5.000%, 03/01/19 (e)	828
1,500	5.500%, 03/01/19 (e)	1,518
350	6.250%, 11/01/18	381
650	United Surgical Partners International, Inc., 9.000%, 04/01/20	697
133	Universal Health Services, Inc., 3.750%, 08/01/19 (e)	136

		8,990

	Health Care Technology — 0.2%
500	Emdeon, Inc., 11.000%, 12/31/19	548

	Pharmaceuticals — 1.2%
	Valeant Pharmaceuticals International, Inc., (Canada),
1,575	5.375%, 03/15/20 (e)	1,642
1,075	6.750%, 08/15/18 (e)	1,136

		2,778

	Total Health Care	20,310

	Industrials — 7.6%
	Aerospace & Defense — 1.1%
	Bombardier, Inc., (Canada),
450	4.750%, 04/15/19 (e)	437
539	5.500%, 09/15/18 (e)	534
1,200	7.500%, 03/15/18 (e)	1,264
398	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	354

		2,589

	Air Freight & Logistics — 0.2%
608	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	562

	Airlines — 0.7%
1,148	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,210
10	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	11
327	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	344

		1,565

	Commercial Services & Supplies — 2.9%
	ADT Corp. (The),
710	2.250%, 07/15/17	703
800	4.125%, 04/15/19	814
630	Casella Waste Systems, Inc., 7.750%, 02/15/19	647
1,770	ILFC E-Capital Trust I, VAR, 4.090%, 12/21/65 (e)	1,726
473	Jaguar Holding Co. I, 9.375% (cash), 10/15/17 (e) (v)	484
	R.R. Donnelley & Sons Co.,
1,625	7.250%, 05/15/18	1,799
425	8.250%, 03/15/19	491

		6,664

	Construction & Engineering — 0.6%
1,375	Tutor Perini Corp., 7.625%, 11/01/18	1,423

	Electrical Equipment — 0.4%
530	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	552
350	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	374

		926

	Machinery — 0.5%
590	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	609
700	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	667

		1,276

	Road & Rail — 0.6%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
450	4.875%, 11/15/17	462
300	VAR, 3.033%, 12/01/17	303
600	Hertz Corp. (The), 7.500%, 10/15/18	621

		1,386

	Trading Companies & Distributors — 0.6%
445	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	490

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
1,000	International Lease Finance Corp., 3.875%, 04/15/18	1,024

		1,514

	Total Industrials	17,905

	Information Technology — 2.8%
	Communications Equipment — 0.8%
500	Alcatel-Lucent USA, Inc., 4.625%, 07/01/17 (e)	514
740	Avaya, Inc., 7.000%, 04/01/19 (e)	741
53	CommScope, Inc., 4.375%, 06/15/20 (e)	53
585	Goodman Networks, Inc., 12.125%, 07/01/18	503

		1,811

	Electronic Equipment, Instruments & Components — 0.8%
1,790	Viasystems, Inc., 7.875%, 05/01/19 (e)	1,898

	Internet Software & Services — 0.4%
835	IAC/InterActiveCorp., 4.875%, 11/30/18	864

	IT Services — 0.1%
300	First Data Corp., 7.375%, 06/15/19 (e)	312

	Semiconductors & Semiconductor Equipment — 0.7%
1,950	Advanced Micro Devices, Inc., 6.750%, 03/01/19	1,738

	Total Information Technology	6,623

	Materials — 8.9%
	Chemicals — 1.9%
1,150	Ashland, Inc., 3.875%, 04/15/18	1,185
	Hexion, Inc.,
750	6.625%, 04/15/20	706
293	10.000%, 04/15/20 (e)	311
525	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	539
1,000	PolyOne Corp., 7.375%, 09/15/20	1,048
660	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	647

		4,436

	Construction Materials — 1.5%
400	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	441
	Cemex S.A.B. de C.V., (Mexico),
945	5.875%, 03/25/19 (e)	976
910	9.500%, 06/15/18 (e)	1,007
450	VAR, 5.025%, 10/15/18 (e)	470
425	Headwaters, Inc., 7.250%, 01/15/19	446
160	U.S. Concrete, Inc., 8.500%, 12/01/18	170

		3,510

	Containers & Packaging — 0.9%
1,100	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.271%, 12/15/19 (e)	1,082
914	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.125%, 04/15/19	945

		2,027

	Metals & Mining — 4.4%
230	AK Steel Corp., 8.750%, 12/01/18	243
2,200	Alcoa, Inc., 5.720%, 02/23/19	2,430
635	Aleris International, Inc., 7.625%, 02/15/18	657
	ArcelorMittal, (Luxembourg),
420	5.125%, 06/01/20	426
2,770	6.125%, 06/01/18	2,971
500	10.600%, 06/01/19	606
580	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	597
	Commercial Metals Co.,
345	6.500%, 07/15/17	367
875	7.350%, 08/15/18	949
260	First Quantum Minerals Ltd., (Canada), 7.250%, 10/15/19 (e)	261
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	628
400	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	383
90	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	92

		10,610

	Paper & Forest Products — 0.2%
429	Mercer International, Inc., 7.000%, 12/01/19	453

	Total Materials	21,036

	Telecommunication Services — 4.6%
	Diversified Telecommunication Services — 2.7%
500	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	528
1,250	CenturyLink, Inc., Series R, 5.150%, 06/15/17	1,303
215	Cincinnati Bell, Inc., 8.375%, 10/15/20	228
	Frontier Communications Corp.,
900	7.125%, 03/15/19	956
880	8.125%, 10/01/18	970
1,380	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	1,415
725	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	712
165	Level 3 Financing, Inc., VAR, 3.914%, 01/15/18	167

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
120	Sprint Capital Corp., 6.900%, 05/01/19	124
50	Windstream Services LLC, 7.875%, 11/01/17	54

		6,457

	Wireless Telecommunication Services — 1.9%
1,000	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	1,146
	T-Mobile USA, Inc.,
2,076	5.250%, 09/01/18	2,146
1,169	6.464%, 04/28/19	1,208

		4,500

	Total Telecommunication Services	10,957

	Utilities — 3.4%
	Electric Utilities — 0.3%
633	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	628

	Gas Utilities — 0.3%
600	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	621

	Independent Power & Renewable Electricity Producers — 2.8%
2,500	AES Corp., VAR, 3.283%, 06/01/19	2,506
2,500	Calpine Corp., 6.000%, 01/15/22 (e)	2,675
1,000	GenOn Energy, Inc., 9.875%, 10/15/20	1,030
600	NRG Energy, Inc., 7.625%, 01/15/18	669

		6,880

	Total Utilities	8,129

	Total Corporate Bonds (Cost $147,758)	146,394

Preferred Security — 0.1% (x)
	Financials — 0.1%
	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19 (Cost $204)	206

SHARES
Preferred Stocks — 0.6%
	Financials — 0.6%
	Consumer Finance — 0.3%
23	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	610

	Insurance — 0.3%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.395%, 06/29/15 ($1,000 par value) @	835

	Total Preferred Stocks (Cost $1,493)	1,445

PRINCIPAL AMOUNT
Loan Assignments — 34.4%
	Consumer Discretionary — 11.6%
	Auto Components — 1.0%
1,886	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	1,887
423	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	425

		2,312

	Automobiles — 0.3%
644	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	644

	Hotels, Restaurants & Leisure — 2.1%
750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	705
354	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	357
825	Golden Nugget, Inc., Facility Term Loan, VAR, 5.500%, 11/21/19	833
835	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	836
988	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20	993
95	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	95
373	Las Vegas Sands LLC, Term Loan B, VAR, 3.250%, 12/19/20	372
378	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	380
338	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	339

		4,910

	Household Durables — 0.2%
250	Polarpak, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/07/20	249
60	Tempur Sealy International, Inc., Term Loan B, VAR, 3.500%, 03/18/20	60
131	WNA Holdings, Inc., USD Term Loan, VAR, 4.500%, 06/07/20	130

		439

	Internet & Catalog Retail — 0.5%
1,299	Lands’ End, Inc., Initial Term Loan B, VAR, 4.250%, 04/02/21	1,276

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Leisure Products — 0.7%
1,760	Delta 2 Sarl, USD Facility Term Loan B-3, VAR, 4.750%, 07/30/21	1,759

	Media — 4.7%
720	iHeartCommunications, Inc., Term Loan D, VAR, 6.935%, 01/30/19	672
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.685%, 07/30/19	135
493	Mission Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	493
559	Nexstar Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	559
1,844	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	1,845
1,313	TWCC Holding Corp., Term Loan, VAR, 3.500%, 02/13/17	1,308
2,362	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	2,358
1,822	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,818
149	VISANT Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	147
1,778	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	1,761

		11,096

	Multiline Retail — 1.1%
984	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	983
1,589	Neiman Marcus Group Ltd. LLC, Other Term Loan, VAR, 4.250%, 10/25/20	1,588

		2,571

	Specialty Retail — 1.0%
1,609	J. Crew Group, Inc., Initial Term Loan, VAR, 4.000%, 03/05/21	1,462
514	PetSmart, Inc. Term Loan B, VAR, 4.250%, 03/11/22	516
496	Staples, Inc., Term Loan, 0.000%, 04/21/21 ^	496

		2,474

	Total Consumer Discretionary	27,481

	Consumer Staples — 6.5%
	Food & Staples Retailing — 2.9%
426	Albertsons LLC, 2019 Term Loan B-2, VAR, 5.375%, 03/21/19	428
750	Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21	754
2,363	New Albertson’s, Inc., Term Loan B, VAR, 4.750%, 06/27/21	2,369
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	645
2,551	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	2,557

		6,753

	Food Products — 3.6%
3,025	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	3,040
1,622	H.J. Heinz Co., Term Loan B-2, VAR, 3.250%, 06/05/20 ^	1,622
863	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	866
144	Hostess Brands LLC, Term Loan B, VAR, 6.750%, 04/09/20	145
2,306	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	2,299
541	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	540

		8,512

	Total Consumer Staples	15,265

	Energy — 3.0%
	Energy Equipment & Services — 0.9%
98	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	84
296	Floatel International Ltd., Initial Term Loan, VAR, 6.000%, 06/27/20	237
369	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	320
1,087	Seadrill Operating LP, Initial Term Loan, VAR, 4.000%, 02/21/21	890
367	Seventy Seven Operating LLC, Term Loan, VAR, 3.750%, 06/25/21	344
435	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	365

		2,240

	Oil, Gas & Consumable Fuels — 2.1%
98	Alon USA Partners LP, MLP Term Loan, VAR, 9.250%, 11/26/18	98
217	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	220
410	CITGO Petroleum Corp., Term Loan B, VAR, 4.500%, 07/29/21	411
875	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	870
715	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	584
354	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	348
66	Navios Maritime Partners LP, Term Loan, VAR, 5.250%, 06/27/18 ^	66

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
721	Overseas Shipholding Group, Inc., Initial Term Loan, VAR, 5.250%, 08/05/19	722
690	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	615
310	Sabine Oil & Gas LLC, Term Loan, VAR, 8.750%, 12/31/18 (d)	124
605	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	584
96	W&T Offshore, Inc., 2nd Lien Term Loan, VAR, 9.000%, 05/10/20 ^	96

		4,738

	Total Energy	6,978

	Financials — 1.5%
	Capital Markets — 0.2%
488	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	489

	Diversified Financial Services — 1.1%
155	Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19	155
40	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	40
1,666	ROC Finance LLC, Funded Term Loan B, VAR, 5.000%, 06/20/19	1,640
500	Sedgwick Claims Management Services, Inc., 1st Lien Initial Term Loan, VAR, 3.750%, 03/01/21	494
130	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22	128

		2,457

	Insurance — 0.2%
572	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	570

	Total Financials	3,516

	Health Care — 1.5%
	Biotechnology — 0.1%
258	Sage Products Holdings III LLC, Term Loan, VAR, 5.000%, 12/13/19	258

	Health Care Providers & Services — 0.4%
258	AmSurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21	259
109	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	109
515	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	515

		883

	Pharmaceuticals — 1.0%
325	Concordia Healthcare Corp., Initial Term Loan, (Canada), VAR, 4.750%, 04/21/22	328
475	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.185%, 02/27/21	476
920	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	919
218	Phibro Animal Health Corp., Term Loan B, VAR, 4.000%, 04/16/21	218
350	Valeant Pharmaceuticals International, Inc., Series F-1, Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	351

		2,292

	Total Health Care	3,433

	Industrials — 4.0%
	Air Freight & Logistics — 0.1%
8	CEVA Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	8
48	CEVA Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	45
46	CEVA Group plc, Synthetic Letter of Credit, Pre-funded Term Loan, VAR, 0.175%, 03/19/21	43
66	CEVA Logistics Holdings, Inc., U.S. Term Loan B, VAR, 6.500%, 03/19/21	62

		158

	Airlines — 0.3%
391	Delta Air Lines, Inc., 2014 Term Loan B-1, VAR, 3.250%, 10/18/18	390
9	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	9
221	LM U.S. Member LLC, Term Loan, VAR, 4.750%, 10/25/19	222

		621

	Building Products — 0.5%
808	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	806
346	STARDUST Financial Holdings, Inc., Senior Lien Term Loan, VAR, 6.500%, 03/13/22	347

		1,153

	Commercial Services & Supplies — 1.4%
140	Garda World Security Corp., Delayed Draw Term Loan B, VAR, 4.000%, 11/06/20	140
548	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	546
386	Harland Clarke Holdings Corp., Tranche B-2 Extended Term Loan, VAR, 5.525%, 06/30/17	386
1,201	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	1,204

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Commercial Services & Supplies — continued
525	Multi Packaging Solutions, Inc., Term Loan B, VAR, 5.250%, 09/30/20	522
311	St. George’s University, Term Loan, VAR, 5.750%, 08/06/21	313
348	Wand Intermediate I LP, 1st Lien Initial Term Loan, VAR, 4.750%, 09/17/21	349
96	Wastequip LLC, Term Loan, VAR, 5.500%, 08/09/19	96

		3,556

	Construction & Engineering — 0.1%
125	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	126

	Electrical Equipment — 0.1%
144	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	144

	Industrial Conglomerates — 0.1%
286	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	282

	Machinery — 0.6%
150	CPM Holdings, Inc., 1st Lien Initial Term Loan, VAR, 6.000%, 04/11/22 ^	150
623	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	624
700	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.250%, 03/11/22	702

		1,476

	Marine — 0.3%
419	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	378
460	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	322

		700

	Professional Services — 0.2%
450	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 6.250%, 09/29/20	452

	Road & Rail — 0.0%
98	Ozburn-Hessey Holding Co. LLC, Term Loan, VAR, 6.753%, 05/23/19	98

	Trading Companies & Distributors — 0.3%
534	McJunkin Red Man Corp., Term Loan, VAR, 5.576%, 11/08/19	531
167	STS Operating, Inc., Term Loan, VAR, 4.753%, 02/12/21	166

		697

	Total Industrials	9,463

	Information Technology — 1.6%
	Communications Equipment — 0.2%
374	Avaya, Inc., Tranche B-3 Extending Term Loan, VAR, 4.685%, 10/26/17	372

	Electronic Equipment, Instruments & Components — 0.7%
1,320	Dell International LLC, Term Loan B, VAR, 4.500%, 04/29/20	1,321
400	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	402

		1,723

	Internet Software & Services — 0.1%
174	Go Daddy Operating Co. LLC, Initial Term Loan, VAR, 4.750%, 05/13/21	174

	IT Services — 0.3%
730	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.185%, 03/24/21	732

	Semiconductors & Semiconductor Equipment — 0.3%
225	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	226
591	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	595

		821

	Total Information Technology	3,822

	Materials — 2.5%
	Chemicals — 1.3%
1,058	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	1,057
676	AZ Chem U.S., Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 06/11/21	676
505	Gemini HDPE LLC, Advance Term Loan, VAR, 4.750%, 08/06/21	507
452	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	461
219	Platform Specialty Products Corp., Tranche B-2 Term Loan, VAR, 4.750%, 06/07/20	221
98	Tronox Pigments Ltd., Term Loan, VAR, 4.250%, 03/19/20	98

		3,020

	Construction Materials — 0.2%
44	Quikrete Cos., Inc., 2nd Lien Initial Term Loan, VAR, 7.000%, 03/26/21	44
496	Quikrete Holdings, Inc., 1st Lien Initial Term Loan, VAR, 4.000%, 09/28/20	497

		541

	Containers & Packaging — 0.6%
317	Ardagh MP Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	317

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Containers & Packaging — continued
119	Devix Topco S.A., 1st Lien Term Loan B, VAR, 4.250%, 05/03/21	119
968	Novolex Holdings, Inc. 1st Lien Term Loan, VAR, 6.000%, 12/05/21	976

		1,412

	Metals & Mining — 0.4%
1,109	FMG Resources Pty Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	1,004

	Total Materials	5,977

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
281	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	281
1,045	Level 3 Financing, Inc., 2019 Term Loan B-3, VAR, 4.000%, 08/01/19	1,045
435	UPC Financing Partnership, Facility AH Term Loan, VAR, 3.250%, 06/30/21 ^	433
188	Virgin Media Investments Holdings Ltd., Term Loan F, (United Kingdom), VAR, 3.500%, 06/18/23 ^	187
192	Virgin Media Ltd., Term Loan B, VAR, 3.500%, 06/07/20 ^	191
142	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	142

	Total Telecommunication Services	2,279

	Utilities — 1.2%
	Electric Utilities — 1.2%
197	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B-1, VAR, 3.000%, 05/03/20	194
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	514
1,750	Texas Competitive Electric Holdings Co. LLC, 2017 Extended Term Loan, VAR, 4.668%, 10/10/17 (d)	1,063
455	Texas Competitive Electric Holdings Co. LLC, DIP Term loan, VAR, 3.750%, 05/05/16 (d)	457
1,175	TXU Energy Holdings Co., Non-Extended Term Loan, VAR, 4.668%, 10/10/16 (d)	705

	Total Utilities	2,933

	Total Loan Assignments (Cost $82,871)	81,147

SHARES
Short-Term Investment — 4.1%
	Investment Company — 4.1%
9,726	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $9,726)	9,726

	Total Investments — 101.2% (Cost $242,052)	238,918
	Liabilities in Excess of Other Assets — (1.2)%	(2,831)

	NET ASSETS — 100.0%	$236,087

Percentages indicated are based on net assets.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DIP	—	Debtor-in-Possession
GMAC	—	General Motors Acceptance Corp.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2015.
^	—	All or a portion of the security is unsettled as of May 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,169
Aggregate gross unrealized depreciation	(4,303)

Net unrealized appreciation/depreciation	$(3,134)

Federal income tax cost of investments	$242,052

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$34,893	$—		$34,893
Consumer Staples	—	4,450	—		4,450
Energy	—	10,790	—		10,790
Financials	—	11,301	—		11,301
Health Care	—	20,310	—		20,310
Industrials	—	16,340	1,565		17,905
Information Technology	—	6,623	—		6,623
Materials	—	21,036	—		21,036
Telecommunication Services	—	10,957	—		10,957
Utilities	—	8,129	—		8,129

Total Corporate Bonds	—	144,829	1,565		146,394

Preferred Security
Financials	—	206	—		206

Total Preferred Security	—	206	—		206

Preferred Stocks
Financials	1,445	—	—		1,445

Total Preferred Stocks	1,445	—	—		1,445

Loan Assignments
Consumer Discretionary	—	27,481	—		27,481
Consumer Staples	—	15,265	—		15,265
Energy	—	6,978	—		6,978
Financials	—	3,516	—		3,516
Health Care	—	3,433	—		3,433
Industrials	—	9,463	—		9,463
Information Technology	—	3,822	—		3,822
Materials	—	5,977	—		5,977
Telecommunication Services	—	2,279	—		2,279
Utilities	—	2,933	—		2,933

Total Loan Assignments	—	81,147	—		81,147

Short-Term Investment
Investment Company	9,726	—	—		9,726

Total Investments in Securities	$11,171	$226,182	$1,565	*	$238,918

*	Level 3 investments are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $1,565,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration High Yield Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Corporate Bond - Industrials	$1,571	$—	$—	(a)	$(6)	$—	$—	(a)	$—	$—	$1,565

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to less than $1,000.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.6%
	ABFC Trust,
9,020	Series 2005-HE2, Class M3, VAR, 0.965%, 06/25/35	8,277
572	Series 2005-OPT1, Class A2C, VAR, 0.545%, 07/25/35	566
29,985	Series 2006-OPT2, Class A2, VAR, 0.325%, 10/25/36	25,465
	Accredited Mortgage Loan Trust,
3,692	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	3,588
4,388	Series 2006-2, Class A3, VAR, 0.335%, 09/25/36	4,330
	ACE Securities Corp. Home Equity Loan Trust,
3,090	Series 2005-HE7, Class A1B2, VAR, 0.781%, 11/25/35	2,924
33,185	Series 2006-FM1, Class A2B, VAR, 0.275%, 07/25/36	12,217
8,744	Series 2006-NC3, Class A2B, VAR, 0.295%, 12/25/36	3,621
	Ameriquest Mortgage Securities Trust,
15,739	Series 2006-M3, Class A2B, VAR, 0.285%, 10/25/36	6,694
24,733	Series 2006-M3, Class A2C, VAR, 0.345%, 10/25/36	10,612
9,588	Series 2006-M3, Class A2D, VAR, 0.425%, 10/25/36	4,162
2,019	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.456%, 08/25/33	1,980
1,473	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.807%, 12/15/33	1,448
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.426%, 01/25/35	9,397
3,616	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,076
	Carrington Mortgage Loan Trust,
20,543	Series 2006-FRE2, Class A2, VAR, 0.305%, 10/25/36	12,251
16,904	Series 2006-NC2, Class A3, VAR, 0.335%, 06/25/36	13,941
	Centex Home Equity Loan Trust,
3,666	Series 2005-A, Class M2, VAR, 0.685%, 01/25/35	3,067
58	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	59
1,723	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.796%, 07/25/36	1,781
	Citigroup Mortgage Loan Trust,
4,031	Series 2006-HE1, Class M1, VAR, 0.515%, 01/25/36	3,952
1,502	Series 2007-AMC1, Class A2A, VAR, 0.235%, 12/25/36	850
12,484	Series 2007-AMC4, Class A2B, VAR, 0.325%, 05/25/37	12,073
	Credit-Based Asset Servicing and Securitization LLC,
45	Series 2005-CB4, Class AF4, SUB, 4.687%, 07/25/35	45
6,242	Series 2006-CB4, Class AV4, VAR, 0.421%, 05/25/36	4,849
20,202	Series 2006-CB8, Class A1, VAR, 0.321%, 10/25/36	15,782
10,563	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.355%, 09/25/36	5,511
857	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-1, Class M2, VAR, 1.010%, 03/25/34	791
6,513	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.085%, 05/28/37 (e)	6,414
5,109	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.451%, 07/25/36	2,943
21,210	First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, VAR, 0.325%, 12/25/36	13,194
	Fremont Home Loan Trust,
33,228	Series 2006-B, Class 2A3, VAR, 0.345%, 08/25/36	13,634
15,574	Series 2006-C, Class 2A2, VAR, 0.335%, 10/25/36	7,741
	GSAA Home Equity Trust,
9,923	Series 2007-5, Class 1AV1, VAR, 0.285%, 03/25/47	5,090
8,507	Series 2007-5, Class 2A1A, VAR, 0.305%, 04/25/47	6,876
	GSAMP Trust,
6,258	Series 2006-FM2, Class A2C, VAR, 0.335%, 09/25/36	2,922
8,508	Series 2006-FM2, Class A2D, VAR, 0.425%, 09/25/36	4,059
28,465	Series 2006-HE3, Class A2C, VAR, 0.345%, 05/25/46	25,587
6,949	Series 2006-NC1, Class A2, VAR, 0.365%, 02/25/36	6,759
32,045	Series 2007-HE1, Class A2C, VAR, 0.335%, 03/25/47	26,609
11,522	Series 2007-NC1, Class A2C, VAR, 0.335%, 12/25/46	6,808

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
2,500	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,500
18,100	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.615%, 02/25/36	15,849
	Home Equity Mortgage Loan Asset-Backed Trust,
1,440	Series 2004-B, Class M2, VAR, 1.306%, 11/25/34	1,344
21,187	Series 2006-C, Class 2A, VAR, 0.315%, 08/25/36	17,093
13,800	Series 2006-D, Class 2A3, VAR, 0.345%, 11/25/36	8,343
25,983	Series 2006-E, Class 2A3, VAR, 0.355%, 04/25/37	17,179
23,129	Series 2007-B, Class 2A3, VAR, 0.385%, 07/25/37	14,434
2,597	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.115%, 09/25/35	2,422
2,602	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.040%, 07/25/34	2,507
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB05/18/23 (e) (i)	18,870
28,344	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.335%, 04/25/36	12,857
	Merrill Lynch Mortgage Investors Trust,
13,936	Series 2006-FF1, Class M3, VAR, 0.495%, 08/25/36	12,557
10,686	Series 2007-HE3, Class A1, VAR, 0.255%, 04/25/47	6,126
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.055%, 11/25/34	7,624
1,970	Series 2005-WMC5, Class M4, VAR, 1.145%, 06/25/35	1,930
219	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.355%, 02/25/36	218
20,528	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.360%, 06/25/37	18,319
	New Century Home Equity Loan Trust,
58	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	60
3,611	Series 2005-3, Class M1, VAR, 0.665%, 07/25/35	3,594
3,430	Series 2005-4, Class M2, VAR, 0.695%, 09/25/35	3,000
5,650	Series 2005-C, Class A2C, VAR, 0.435%, 12/25/35	5,482
22,605	Series 2005-C, Class A2D, VAR, 0.525%, 12/25/35	19,238
11,402	Series 2006-1, Class A2B, VAR, 0.365%, 05/25/36	8,394
14,490	Series 2006-2, Class A2B, VAR, 0.345%, 08/25/36	11,927
21,800	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.375%, 04/25/37	17,989
11,772	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.675%, 05/25/35	10,932
	NovaStar Mortgage Funding Trust,
11,264	Series 2006-4, Class A2C, VAR, 0.335%, 09/25/36	6,629
6,294	Series 2006-4, Class A2D, VAR, 0.435%, 09/25/36	3,762
48,103	Series 2007-1, Class A2C, VAR, 0.365%, 03/25/37	24,495
2,231	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	2,231
	Option One Mortgage Loan Trust,
1,958	Series 2004-3, Class M2, VAR, 1.040%, 11/25/34	1,824
21,094	Series 2005-5, Class M1, VAR, 0.575%, 12/25/35	18,342
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
3,874	Series 2004-WHQ2, Class M2, VAR, 1.130%, 02/25/35	3,864
12,649	Series 2005-WHQ3, Class M2, VAR, 0.635%, 06/25/35	12,580
8,182	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.795%, 07/25/35	7,482
	RASC Trust,
468	Series 2005-KS6, Class M2, VAR, 0.635%, 07/25/35	465
3,917	Series 2006-KS1, Class A4, VAR, 0.485%, 02/25/36	3,873
	Renaissance Home Equity Loan Trust,
2,138	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	2,158
433	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	423
	Saxon Asset Securities Trust,
1,962	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	1,916
17,501	Series 2006-2, Class A3C, VAR, 0.335%, 09/25/36	16,163
	Securitized Asset-Backed Receivables LLC Trust,
18,167	Series 2006-NC3, Class A1, VAR, 0.325%, 09/25/36	12,144
5,940	Series 2007-NC2, Class A2B, VAR, 0.325%, 01/25/37	4,127
15,252	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.365%, 02/25/36	9,778

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
19,075	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.465%, 06/25/37	11,726
12,814	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,007
4,722	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	4,669
	Structured Asset Investment Loan Trust,
7,667	Series 2003-BC5, Class M1, VAR, 1.310%, 06/25/33	7,354
6,825	Series 2005-HE3, Class M1, VAR, 0.665%, 09/25/35	6,083
23,816	Series 2006-3, Class A5, VAR, 0.335%, 06/25/36	20,391
5,990	Series 2006-BNC2, Class A5, VAR, 0.345%, 05/25/36	4,941
334	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.545%, 11/25/35	334

	Total Asset-Backed Securities (Cost $739,279)	743,494

Collateralized Mortgage Obligations — 5.8%
	Agency CMO — 1.8%
	Federal Home Loan Mortgage Corp. REMIC,
1,032	Series 2906, Class SW, IF, IO, 6.514%, 11/15/34	29
6,564	Series 3155, Class PS, IF, IO, 6.964%, 05/15/36	985
627	Series 3171, Class OJ, PO, 06/15/36	529
2,680	Series 3218, Class AS, IF, IO, 6.394%, 09/15/36	526
4,818	Series 3236, Class IS, IF, IO, 6.464%, 11/15/36	1,008
51	Series 3654, Class AU, 7.000%, 10/15/27	51
5,314	Series 3692, Class PS, IF, IO, 6.414%, 05/15/38	316
10,167	Series 3737, Class LI, IO, 4.500%, 05/15/24	650
813	Series 3827, Class H, 4.000%, 09/15/37	814
6,120	Series 3835, Class KA, 4.000%, 05/15/37	6,353
9,166	Series 3850, Class LS, IF, IO, 1.720%, 05/15/39	630
20,837	Series 3962, Class KS, IF, IO, 1.903%, 06/15/38	1,904
22,846	Series 3997, Class HS, IF, IO, 6.364%, 03/15/38	3,707
46,395	Series 4002, Class MI, IO, 4.000%, 01/15/39	6,403
9,644	Series 4013, Class SB, IF, IO, 6.264%, 03/15/42	2,401
12,539	Series 4033, Class SC, IF, IO, 6.364%, 10/15/36	2,368
38,236	Series 4050, Class EI, IO, 4.000%, 02/15/39	5,606
26,439	Series 4057, Class BS, IF, IO, 5.864%, 09/15/39	4,368
18,521	Series 4057, Class CS, IF, IO, 5.864%, 04/15/39	3,151
217,341	Series 4057, Class SA, IF, IO, 5.864%, 04/15/39	33,603
31,051	Series 4073, Class AS, IF, IO, 5.864%, 08/15/38	4,952
43,019	Series 4083, Class MS, IF, IO, 5.864%, 05/15/39	7,351
58,007	Series 4084, Class GS, IF, IO, 5.864%, 04/15/39	9,147
18,612	Series 4086, Class TS, IF, IO, 5.914%, 04/15/37	3,065
35,016	Series 4093, Class SD, IF, IO, 6.514%, 01/15/38	8,025
38,143	Series 4097, Class SA, IF, IO, 5.864%, 08/15/42	8,479
44,026	Series 4097, Class TS, IF, IO, 5.914%, 05/15/39	8,488
23,799	Series 4099, Class BS, IF, IO, 5.864%, 06/15/39	4,583
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,414
11,145	Series 4102, Class SW, IF, IO, 5.914%, 05/15/39	2,253
10,245	Series 4113, Class JS, IF, IO, 5.864%, 07/15/39	1,761
15,005	Series 4116, Class MS, IF, IO, 6.014%, 11/15/39	3,193
63,849	Series 4122, Class SJ, IF, IO, 5.964%, 12/15/40	12,623
11,939	Series 4123, Class SA, IF, IO, 6.014%, 09/15/39	2,139
10,811	Series 4132, Class SE, IF, IO, 6.014%, 12/15/40	2,163
13,593	Series 4136, Class SA, IF, IO, 6.014%, 12/15/39	2,516
76,386	Series 4174, Class SA, IF, IO, 6.014%, 05/15/39	13,572
46,024	Series 4199, Class SD, IF, IO, 6.014%, 06/15/39	8,417
16,552	Series 4229, Class AS, IF, IO, 5.964%, 12/15/38	2,887
19,579	Series 4267, Class CI, IO, 4.000%, 05/15/39	2,640
596	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.876%, 02/15/38	45
	Federal National Mortgage Association REMIC,
69	Series 2004-52, Class SX, IF, IO, 6.865%, 09/25/32	—	(h)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,980	Series 2004-61, Class NS, IF, IO, 7.515%, 08/25/34	551
5,202	Series 2004-72, Class S, IF, IO, 6.315%, 09/25/34	1,158
1,822	Series 2005-13, Class AS, IF, IO, 5.915%, 03/25/35	317
4,727	Series 2005-57, Class DI, IF, IO, 6.515%, 03/25/35	326
4,332	Series 2006-3, Class SB, IF, IO, 6.515%, 07/25/35	673
3,002	Series 2006-20, Class IG, IF, IO, 6.465%, 04/25/36	520
1,364	Series 2006-72, Class XI, IF, IO, 6.315%, 08/25/36	243
2,247	Series 2006-106, Class CS, IF, IO, 6.405%, 11/25/36	338
2,603	Series 2006-108, Class S, IF, IO, 7.015%, 11/25/36	666
3,531	Series 2006-109, Class SG, IF, IO, 6.445%, 11/25/36	540
5,151	Series 2006-125, Class SA, IF, IO, 6.535%, 01/25/37	835
3,317	Series 2007-37, Class SA, IF, IO, 5.935%, 05/25/37	355
9,595	Series 2007-55, Class S, IF, IO, 6.575%, 06/25/37	1,868
2,473	Series 2007-88, Class MI, IF, IO, 6.335%, 09/25/37	548
1,021	Series 2007-88, Class XI, IF, IO, 6.355%, 06/25/37	182
7,190	Series 2007-91, Class AS, IF, IO, 6.215%, 10/25/37	1,124
4,227	Series 2008-17, Class KS, IF, IO, 6.165%, 11/25/37	607
1,860	Series 2008-34, Class GS, IF, IO, 6.265%, 05/25/38	287
2,276	Series 2008-41, Class S, IF, IO, 6.615%, 11/25/36	463
1,799	Series 2010-54, Class PA, 4.500%, 04/25/39	1,823
6,915	Series 2011-18, Class UA, 4.000%, 08/25/38	7,040
677	Series 2011-70, Class CL, 3.000%, 08/25/26	683
6,127	Series 2012-14, Class LS, IF, IO, 6.315%, 03/25/42	1,065
2,930	Series 2012-20, Class JS, IF, IO, 5.815%, 10/25/38	431
9,659	Series 2012-42, Class PS, IF, IO, 6.395%, 08/25/41	953
62,399	Series 2012-73, Class LS, IF, IO, 5.865%, 06/25/39	10,033
37,665	Series 2012-74, Class AS, IF, IO, 5.865%, 03/25/39	5,987
12,248	Series 2012-76, Class DS, IF, IO, 6.365%, 05/25/39	2,173
10,936	Series 2012-84, Class QS, IF, IO, 6.465%, 09/25/31	2,399
9,701	Series 2012-84, Class SQ, IF, IO, 6.465%, 08/25/32	2,407
38,859	Series 2012-87, Class NS, IF, IO, 5.865%, 02/25/39	7,158
30,911	Series 2012-94, Class KS, IF, IO, 6.465%, 05/25/38	6,944
27,047	Series 2012-94, Class SL, IF, IO, 6.515%, 05/25/38	6,139
40,092	Series 2012-98, Class SA, IF, IO, 5.865%, 05/25/39	7,021
13,449	Series 2012-104, Class QS, IF, IO, 5.915%, 03/25/39	2,467
11,189	Series 2012-107, Class QS, IF, IO, 5.915%, 10/25/40	2,353
11,093	Series 2012-110, Class MS, IF, IO, 5.815%, 10/25/42	2,400
19,401	Series 2012-110, Class SB, IF, IO, 6.515%, 10/25/32	4,578
7,085	Series 2012-111, Class KS, IF, IO, 5.965%, 01/25/40	1,167
29,666	Series 2012-114, Class DS, IF, IO, 5.915%, 08/25/39	4,942
30,712	Series 2012-114, Class HS, IF, IO, 5.965%, 03/25/40	5,494
28,034	Series 2012-120, Class ES, IF, IO, 6.015%, 11/25/39	5,665
37,343	Series 2012-120, Class SE, IF, IO, 6.015%, 02/25/39	7,077
26,805	Series 2012-124, Class DS, IF, IO, 5.965%, 04/25/40	4,868
33,167	Series 2012-124, Class LS, IF, IO, 6.015%, 07/25/40	7,022
36,330	Series 2012-137, Class CS, IF, IO, 6.015%, 08/25/41	7,443
20,968	Series 2013-9, Class SG, IF, IO, 6.015%, 03/25/39	4,462
5,722	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	604
11,379	Series 2013-131, Class S, IF, IO, 5.865%, 01/25/34	2,610
64,927	Series 2014-61, Class SA, IO, VAR, 1.753%, 10/25/44	5,330
	Federal National Mortgage Association STRIPS,
1,405	Series 366, Class 18, IO, 4.000%, 11/25/20	79
1,407	Series 377, Class 2, IO, 5.000%, 10/25/36	268
1,752	Series 379, Class 2, IO, 5.500%, 05/25/37	350
5,143	Series 390, Class C7, IO, 4.000%, 07/25/23	231
8,216	Series 390, Class C8, IO, 4.500%, 07/25/23	446

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Government National Mortgage Association,
864	Series 2005-7, Class NL, IF, IO, 6.567%, 03/17/33	107
3,764	Series 2009-41, Class GS, IF, IO, 5.867%, 06/16/39	552
9,479	Series 2013-69, Class SM, IF, IO, 6.016%, 05/20/43	1,519
14,777	Series 2013-165, Class ST, IF, IO, 5.966%, 11/20/43	2,710
18,619	Series 2013-190, Class KS, IF, IO, 5.366%, 12/20/43	2,970
9,685	Series 2014-2, Class NS, IF, IO, 5.966%, 01/20/44	1,698
12,697	Series 2014-68, Class SK, IF, IO, 6.016%, 05/20/44	2,366
38,053	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	1,730
22,264	Series 2014-98, Class SM, IF, IO, 6.016%, 07/20/44	3,818
81,463	Series 2014-119, Class SA, IF, IO, 5.416%, 08/20/44	14,007
21,466	Series 2014-129, Class SK, IF, IO, 6.016%, 09/20/44	3,813
18,936	Series 2014-183, Class SG, IF, IO, 6.016%, 12/20/44	3,227

		367,345

	Non-Agency CMO — 4.0%
	Adjustable Rate Mortgage Trust,
11,506	Series 2005-5, Class 5A1, VAR, 2.844%, 09/25/35	10,175
2,589	Series 2005-10, Class 1A21, VAR, 2.632%, 01/25/36	2,230
	Alternative Loan Trust,
3,137	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	3,253
822	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	841
2,519	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,321
3,435	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	3,408
6,355	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	6,158
1,624	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	1,626
7,881	Series 2005-70CB, Class A5, 5.500%, 12/25/35	7,303
2,640	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	2,553
1,375	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,408
2,565	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	2,618
2,467	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,235
2,528	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,315
4,556	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,177
6,677	Series 2006-25CB, Class A9, 6.000%, 10/25/36	6,021
1,040	Series 2006-28CB, Class A17, 6.000%, 10/25/36	854
3,688	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,319
11,189	Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	8,927
906	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	820
308	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	272
1,256	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,028
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,144
2,725	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.375%, 09/25/46	2,004
	Banc of America Alternative Loan Trust,
5,980	Series 2004-1, Class 1A1, 6.000%, 02/25/34	6,357
3,619	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	3,520
2,774	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,618
3,277	Series 2006-4, Class 2A1, 6.000%, 05/25/21	3,208
	Banc of America Funding Trust,
3,406	Series 2005-1, Class 1A1, 5.500%, 02/25/35	3,462
1,818	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,839
3,274	Series 2006-D, Class 5A2, VAR, 4.797%, 05/20/36	2,983
14,583	Series 2014-R7, Class 1A1, VAR, 0.331%, 05/26/36 (e)	13,198
3,584	Series 2014-R7, Class 2A1, VAR, 0.321%, 09/26/36 (e)	3,348
16,086	Series 2015-R1, Class A1, VAR, 0.375%, 05/26/37	14,832
	Banc of America Mortgage Trust,
1,418	Series 2005-11, Class 2A1, 5.250%, 12/25/20	1,435
8,881	Series 2007-3, Class 1A1, 6.000%, 09/25/37	8,071
3,470	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.324%, 05/26/37 (e)	3,331

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
13,296	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.257%, 02/25/36	12,281
7,168	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	7,315
	Chase Mortgage Finance Trust,
2,749	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	2,892
10,858	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	9,514
	CHL Mortgage Pass-Through Trust,
4,216	Series 2005-20, Class A7, 5.250%, 12/25/27	4,055
1,237	Series 2005-21, Class A2, 5.500%, 10/25/35	1,240
2,612	Series 2006-15, Class A1, 6.250%, 10/25/36	2,343
1,414	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,285
4,373	Series 2007-5, Class A6, VAR, 0.535%, 05/25/37	3,401
8,950	Series 2007-17, Class 1A1, 6.000%, 10/25/37	8,792
	Citicorp Mortgage Securities Trust,
4,125	Series 2006-5, Class 1A3, 6.000%, 10/25/36	4,147
682	Series 2006-7, Class 2A1, 5.500%, 12/25/21	695
6,862	Series 2007-5, Class 1A9, 6.000%, 06/25/37	7,068
	Citigroup Mortgage Loan Trust,
2,320	Series 2006-4, Class 1A1, 5.500%, 12/25/20	2,285
6,906	Series 2014-10, Class 1A1, VAR, 0.316%, 11/25/36 (e)	6,173
10,969	Series 2014-10, Class 3A1, VAR, 0.373%, 07/25/36 (e)	10,056
11,259	Series 2014-10, Class 4A1, VAR, 0.350%, 02/25/37 (e)	10,180
6,300	Series 2014-10, Class 5A1, VAR, 0.331%, 06/25/36 (e)	5,730
6,844	Series 2014-11, Class 4A1, VAR, 0.281%, 07/25/36 (e)	6,144
23,678	Series 2014-12, Class 1A4, VAR, 0.306%, 08/25/36 (e)	21,341
3,652	Series 2014-12, Class 2A4, VAR, 4.430%, 02/25/37 (e)	3,618
	CitiMortgage Alternative Loan Trust,
6,349	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	5,895
4,416	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	4,194
497	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	504
7,898	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	6,987
	Credit Suisse First Boston Mortgage Securities Corp.,
2,879	Series 2003-AR24, Class 2A4, VAR, 2.536%, 10/25/33	2,840
3,010	Series 2004-5, Class 4A1, 6.000%, 09/25/34	3,088
803	Series 2005-5, Class 1A1, 5.000%, 07/25/20	804
255	Series 2005-7, Class 3A1, 5.000%, 08/25/20	254
17,126	CSMC, Series 2015-3R, Class 5A1, VAR, 0.321%, 09/29/36 (e)	16,388
	CSMC Trust,
6,707	Series 2011-12R, Class 3A1, VAR, 1.910%, 07/27/36 (e)	6,625
7,129	Series 2014-10R, Class 4A1, VAR, 0.344%, 12/27/36 (e)	6,778
5,052	Series 2014-11R, Class 8A1, VAR, 0.521%, 04/27/37 (e)	4,863
19,695	Series 2014-11R, Class 9A1, VAR, 0.321%, 10/27/36 (e)	18,594
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
3,925	Series 2005-1, Class 1A1, VAR, 0.685%, 02/25/35	3,636
1,937	Series 2005-1, Class 2A1, VAR, 5.780%, 02/25/20	1,993
24,958	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.364%, 06/27/37 (e)	25,001
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.385%, 02/25/24	16,148
6,188	Series 2014-DN2, Class M2, VAR, 1.835%, 04/25/24	6,168
4,125	Series 2014-DN2, Class M3, VAR, 3.785%, 04/25/24	4,083
1,643	Series 2014-DN3, Class M2, VAR, 2.585%, 08/25/24	1,668
12,920	Series 2014-DN3, Class M3, VAR, 4.185%, 08/25/24	13,093
3,412	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	2,728
4,026	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	3,460
3,627	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	3,436

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,089	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.495%, 10/25/45	3,242
3,620	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.351%, 04/26/37	3,371
	GSR Mortgage Loan Trust,
4,094	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	3,780
3,002	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	2,863
162	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	141
798	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	788
	HarborView Mortgage Loan Trust,
4,310	Series 2004-9, Class 2A, VAR, 2.390%, 12/19/34	3,545
9,390	Series 2006-9, Class 2A1A, VAR, 0.396%, 11/19/36	6,972
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.815%, 01/25/35	4,853
3,613	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.965%, 10/25/34	3,376
2,505	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	2,507
	Lehman Mortgage Trust,
1,183	Series 2005-1, Class 7A1, 5.500%, 11/25/20	1,180
1,556	Series 2006-4, Class 3A1, 5.000%, 08/25/21	1,507
3,824	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.335%, 12/25/36	3,612
	LSTAR Securities Investment Trust,
19,903	Series 2014-1, Class NOTE, VAR, 3.280%, 09/01/21 (e)	20,004
13,394	Series 2014-2, Class A, VAR, 2.180%, 12/01/21 (e)	13,290
24,741	Series 2015-1, Class A, VAR, 2.180%, 01/01/20	24,650
24,615	Series 2015-2, Class A, VAR, 2.180%, 01/01/20 (e)	24,368
14,302	Series 2015-3, Class A, VAR, 2.184%, 03/01/20 (e)	14,248
14,244	Series 2015-4, Class A1, VAR, 2.180%, 04/01/20 (e)	14,032
15,720	Series 2015-6, Class A, VAR, 2.186%, 05/01/20 (e)	15,566
	MASTR Alternative Loan Trust,
2,362	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,417
1,954	Series 2004-13, Class 9A1, 5.500%, 01/25/35	1,975
4,585	Series 2005-5, Class 3A1, 5.750%, 08/25/35	3,984
2,283	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,309
7,114	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.361%, 12/26/36 (e)	6,367
3,477	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.718%, 10/25/32	3,757
	RALI Trust,
3,417	Series 2003-QS16, Class A1, 5.000%, 08/25/18	3,444
2,013	Series 2003-QS20, Class CB, 5.000%, 11/25/18	2,057
1,116	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	1,131
4,886	Series 2006-QO9, Class A4A, VAR, 0.355%, 12/25/46	4,721
766	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	727
590	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	596
3,540	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.304%, 09/26/36 (e)	3,334
	Residential Asset Securitization Trust,
355	Series 2004-A6, Class A1, 5.000%, 08/25/19	364
27,523	Series 2006-R1, Class A2, VAR, 0.585%, 01/25/46	14,139
	RFMSI Trust,
1,300	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,300
7,739	Series 2005-SA2, Class 2A2, VAR, 3.014%, 06/25/35	7,425
5,059	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	4,568
7,400	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	6,727
6,215	Series 2006-S9, Class A1, 6.250%, 09/25/36	5,903
3,352	Series 2006-SA4, Class 2A1, VAR, 3.507%, 11/25/36	2,896
2,002	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,846
11,122	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	10,505
	Springleaf Mortgage Loan Trust,
9,750	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e)	9,825
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,839
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,500

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,118
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,867
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,055
	Structured Asset Securities Corp. Trust,
423	Series 2005-6, Class 5A1, 5.000%, 05/25/35	432
1,961	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,018
7,680	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.841%, 11/25/33	8,129
	Thornburg Mortgage Securities Trust,
4,428	Series 2002-4, Class 3A, VAR, 2.193%, 12/25/42	4,364
7,179	Series 2007-4, Class 3A1, VAR, 6.221%, 09/25/37	7,369
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
4,289	Series 2005-7, Class 1A2, VAR, 0.635%, 09/25/35	3,390
291	Series 2005-8, Class 1A8, 5.500%, 10/25/35	271
1,297	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,181
	Wells Fargo Alternative Loan Trust,
3,987	Series 2005-1, Class 1A2, 5.500%, 02/25/35	4,212
6,885	Series 2005-2, Class M1, VAR, 0.860%, 10/25/35	6,225
	Wells Fargo Mortgage-Backed Securities Trust,
1,428	Series 2005-16, Class A8, 5.750%, 01/25/36	1,481
11	Series 2006-11, Class A13, 6.000%, 09/25/36	10
4,577	Series 2006-11, Class A4, 5.000%, 09/25/36	4,190
5,545	Series 2006-11, Class A8, 6.000%, 09/25/36	5,281
3,130	Series 2006-11, Class A9, 6.500%, 09/25/36	3,040
9,450	Series 2006-15, Class A1, 6.000%, 11/25/36	9,098
1,058	Series 2006-17, Class A1, 5.500%, 11/25/21	1,071
512	Series 2007-3, Class 3A1, 5.500%, 04/25/22	527
914	Series 2007-5, Class 2A3, 5.500%, 05/25/22	928
8,315	Series 2007-7, Class A1, 6.000%, 06/25/37	8,419
5,774	Series 2007-7, Class A39, 6.000%, 06/25/37	5,846
9,850	Series 2007-7, Class A49, 6.000%, 06/25/37	9,974
9,379	Series 2007-8, Class 2A8, 6.000%, 07/25/37	9,220
4,391	Series 2007-10, Class 1A5, 6.000%, 07/25/37	4,320
2,037	Series 2007-11, Class A85, 6.000%, 08/25/37	1,984
410	Series 2007-11, Class A96, 6.000%, 08/25/37	404

		833,970

	Total Collateralized Mortgage Obligations (Cost $1,162,948)	1,201,315

Commercial Mortgage-Backed Securities — 0.8%
	BAMLL Commercial Mortgage Securities Trust,
14,418	Series 2013-DSNY, Class F, VAR, 3.686%, 09/15/26 (e)	14,386
13,285	Series 2014-FL1, Class D, VAR, 4.186%, 12/15/31 (e)	12,984
21,520	Series 2014-FL1, Class E, VAR, 5.686%, 12/15/31 (e)	19,488
29,010	Series 2014-INLD, Class E, VAR, 3.515%, 12/15/29 (e)	28,578
6,710	Series 2015-ASHF, Class D, VAR, 3.186%, 01/15/28 (e)	6,710
7,240	Series 2015-ASHF, Class E, VAR, 4.186%, 01/15/28 (e)	7,253
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 3.686%, 11/15/31 (e)	4,060
10,030	Series 2014-FL2, Class COL2, VAR, 4.686%, 11/15/31 (e)	9,948
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 3.836%, 08/15/31 (e)	8,648
5,920	Series 2014-FL5, Class KH2, VAR, 4.686%, 08/15/31 (e)	5,496
27,930	CSMC Trust, Series 2015-DEAL, Class E, VAR, 4.186%, 04/15/29 (e)	27,930
29,090	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.920%, 11/15/29 (e)	29,063

	Total Commercial Mortgage-Backed Securities (Cost $172,112)	174,544

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
721	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—	(h)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	Household Durables — 0.0% (g)
5,000	Standard Pacific Corp., 1.250%, 08/01/32	5,872

	Total Consumer Discretionary	5,872

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,166	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	6,721

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,409	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	2,677

	Total Convertible Bonds (Cost $15,165)	15,270

Corporate Bonds — 36.1%
	Consumer Discretionary — 7.7%
	Auto Components — 0.7%
	American Axle & Manufacturing, Inc.,
4,250	6.250%, 03/15/21	4,494
640	7.750%, 11/15/19	730
	Dana Holding Corp.,
1,285	5.375%, 09/15/21	1,338
5,595	5.500%, 12/15/24	5,707
5,415	6.000%, 09/15/23	5,727
3,205	6.750%, 02/15/21	3,393
	Goodyear Tire & Rubber Co. (The),
5,355	6.500%, 03/01/21	5,703
12,825	7.000%, 05/15/22	14,043
9,351	8.250%, 08/15/20	9,830
4,705	8.750%, 08/15/20	5,658
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
14,466	4.875%, 03/15/19	14,918
1,500	6.000%, 08/01/20	1,613
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,224
1,710	Lear Corp., 5.250%, 01/15/25	1,727
8,940	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	9,566
4,879	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	5,135
	Schaeffler Finance B.V., (Netherlands),
4,490	4.250%, 05/15/21 (e)	4,501
3,240	4.750%, 05/15/23 (e)	3,277
11,087	UCI International, Inc., 8.625%, 02/15/19	9,978
	ZF North America Capital, Inc.,
5,353	4.000%, 04/29/20 (e)	5,447
6,090	4.500%, 04/29/22 (e)	6,196
11,125	4.750%, 04/29/25 (e)	11,125

		134,330

	Automobiles — 0.5%
56,655	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	62,575
	Fiat Chrysler Automobiles N.V., (Netherlands),
8,944	4.500%, 04/15/20 (e)	9,101
3,630	5.250%, 04/15/23 (e)	3,648
	General Motors Co.,
2,486	3.500%, 10/02/18	2,555
18,160	4.875%, 10/02/23	19,353
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,315
4,000	4.250%, 11/15/19 (e)	4,125
1,350	5.625%, 02/01/23 (e)	1,438
	Motors Liquidation Co.,
1,533	0.000%, 03/06/32 (i)	—	(h)
1,545	0.000%, 07/15/33 (i)	1
170	0.000%, 04/15/41 (i)	—	(h)
505	0.000%, 07/15/41 (i)	—	(h)
581	0.000%, 05/15/48 (i)	—	(h)
175	0.000%, 06/01/49 (i)	—	(h)
51	0.000%, 10/01/51 (i)	—	(h)
687	0.000%, 02/15/52 (i)	—	(h)

		111,111

	Distributors — 0.0% (g)
9,854	VWR Funding, Inc., 7.250%, 09/15/17	10,236

	Diversified Consumer Services — 0.1%
	Service Corp. International,
2,805	5.375%, 05/15/24	2,973
8,670	7.500%, 04/01/27	10,144
1,585	7.625%, 10/01/18	1,831
1,900	8.000%, 11/15/21	2,261
3,043	ServiceMaster Co. LLC (The), 7.000%, 08/15/20	3,225

		20,434

	Hotels, Restaurants & Leisure — 1.9%
8,280	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	8,586
1,932	Boyd Gaming Corp., 6.875%, 05/15/23	1,966
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20 (d)	9,274
30,785	9.000%, 02/15/20 (d)	25,244
8,490	9.000%, 02/15/20 (d)	7,068
9,205	11.250%, 06/01/17 (d)	7,410
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	4,369
18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	10,645

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	7,719
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,430
3,110	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	3,382
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	9,157
	International Game Technology plc, (United Kingdom),
3,050	5.625%, 02/15/20 (e)	2,997
9,055	6.250%, 02/15/22 (e)	8,783
4,445	6.500%, 02/15/25 (e)	4,167
11,852	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	12,089
	Isle of Capri Casinos, Inc.,
5,320	5.875%, 03/15/21 (e)	5,506
5,930	5.875%, 03/15/21	6,138
2,405	8.875%, 06/15/20	2,615
1,102	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,186
9,490	Marina District Finance Co., Inc., 9.875%, 08/15/18	9,846
	MGM Resorts International,
16,745	5.250%, 03/31/20	17,247
23,350	6.000%, 03/15/23	24,196
7,200	6.625%, 07/15/15	7,236
1,250	6.625%, 12/15/21	1,344
20,880	6.750%, 10/01/20	22,629
4,875	7.625%, 01/15/17	5,247
36,475	7.750%, 03/15/22	41,308
1,500	8.625%, 02/01/19	1,725
1,090	11.375%, 03/01/18	1,311
5,975	MTR Gaming Group, Inc., 11.500%, 08/01/19	6,378
6,300	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	6,457
	Pinnacle Entertainment, Inc.,
4,100	6.375%, 08/01/21	4,377
1,643	7.500%, 04/15/21	1,743
1,466	Real Mex Restaurants, Inc., 7.000%, 03/21/16 (i)	1,466
2,595	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,725
	Royal Caribbean Cruises Ltd., (Liberia),
9,569	7.250%, 03/15/18	10,537
427	7.500%, 10/15/27	498
8,004	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	8,144
	Scientific Games International, Inc.,
4,095	7.000%, 01/01/22 (e)	4,269
10,740	10.000%, 12/01/22	10,391
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,737
9,043	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	10,128
8,000	Station Casinos LLC, 7.500%, 03/01/21	8,520
13,150	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	13,281
	Viking Cruises Ltd., (Bermuda),
1,905	6.250%, 05/15/25 (e)	1,910
3,575	8.500%, 10/15/22 (e)	4,004
23,600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	23,600

		400,985

	Household Durables — 0.4%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21	2,262
1,160	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	1,056
	Brookfield Residential Properties, Inc., (Canada),
1,673	6.375%, 05/15/25 (e)	1,667
4,006	6.500%, 12/15/20 (e)	4,116
1,568	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,576
4,500	Jarden Corp., 7.500%, 05/01/17	4,950
4,500	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15 (i)	4,624
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,934
2,000	6.950%, 06/01/18	2,197
6,355	Series B, 12.250%, 06/01/17	7,570
7,571	M/I Homes, Inc., 8.625%, 11/15/18	7,874
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,762
9,280	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	9,558
	Standard Pacific Corp.,
2,780	8.375%, 01/15/21	3,253
2,395	10.750%, 09/15/16	2,652
6,040	Tempur Sealy International, Inc., 6.875%, 12/15/20	6,448
8,940	WCI Communities, Inc., 6.875%, 08/15/21	9,320

		77,819

	Internet & Catalog Retail — 0.1%
2,838	Acosta, Inc., 7.750%, 10/01/22 (e)	2,898
5,750	Netflix, Inc., 5.750%, 03/01/24	6,009
	Sitel LLC/Sitel Finance Corp.,
3,891	11.000%, 08/01/17 (e)	4,008
3,968	11.500%, 04/01/18	3,630

		16,545

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Leisure Products — 0.0% (g)
10,175	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	8,140

	Media — 3.0%
	Altice S.A., (Luxembourg),
6,368	7.625%, 02/15/25 (e)	6,288
18,174	7.750%, 05/15/22 (e)	18,356
8,620	AMC Entertainment, Inc., 9.750%, 12/01/20	9,423
15,802	AMC Networks, Inc., 7.750%, 07/15/21	17,185
	Cablevision Systems Corp.,
8,062	7.750%, 04/15/18	8,838
16,087	8.000%, 04/15/20	17,696
1,500	Cenveo Corp., 6.000%, 08/01/19 (e)	1,425
	Cinemark USA, Inc.,
4,655	4.875%, 06/01/23	4,672
6,068	7.375%, 06/15/21	6,508
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,761
1,185	Series A, 7.625%, 03/15/20	1,237
46,866	Series B, 6.500%, 11/15/22	49,620
45,495	Series B, 7.625%, 03/15/20	48,111
	CSC Holdings LLC,
910	6.750%, 11/15/21	991
4,140	7.875%, 02/15/18	4,595
1,180	8.625%, 02/15/19	1,345
	DISH DBS Corp.,
1,965	5.125%, 05/01/20	2,009
22,115	5.875%, 07/15/22	22,557
34,801	5.875%, 11/15/24	34,888
33,013	6.750%, 06/01/21	35,262
11,942	7.875%, 09/01/19	13,495
8,440	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	8,440
	Gannett Co., Inc.,
1,345	4.875%, 09/15/21 (e)	1,355
965	5.500%, 09/15/24 (e)	982
5,040	Gray Television, Inc., 7.500%, 10/01/20	5,368
9,802	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	10,623
2,484	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,732
	iHeartCommunications, Inc.,
7,578	9.000%, 12/15/19	7,445
11,345	9.000%, 03/01/21	10,721
4,010	10.625%, 03/15/23 (e)	4,000
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,517
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,726
2,675	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,963
3,590	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	3,796
	Nexstar Broadcasting, Inc.,
3,870	6.125%, 02/15/22 (e)	4,044
12,080	6.875%, 11/15/20	12,835
16,649	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	16,711
	Numericable-SFR SAS, (France),
3,122	4.875%, 05/15/19 (e)	3,141
31,685	6.000%, 05/15/22 (e)	31,962
5,291	6.250%, 05/15/24 (e)	5,364
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
1,370	5.250%, 02/15/22	1,418
1,835	5.625%, 02/15/24	1,922
10,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	10,686
1,050	Quebecor, Inc., (Canada), 9.750%, 07/15/15 (d)	1
7,190	Regal Entertainment Group, 5.750%, 03/15/22	7,406
	Sinclair Television Group, Inc.,
5,100	5.375%, 04/01/21	5,189
2,300	5.625%, 08/01/24 (e)	2,323
8,800	6.125%, 10/01/22	9,284
3,189	6.375%, 11/01/21	3,365
	Sirius XM Radio, Inc.,
5,575	4.250%, 05/15/20 (e)	5,568
6,409	4.625%, 05/15/23 (e)	6,185
7,440	5.375%, 04/15/25 (e)	7,451
17,257	5.750%, 08/01/21 (e)	17,969
4,220	5.875%, 10/01/20 (e)	4,394
12,200	6.000%, 07/15/24 (e)	12,660
3,647	Time Warner Cable, Inc., 7.300%, 07/01/38	4,252
7,895	Time, Inc., 5.750%, 04/15/22 (e)	7,678
4,245	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.000%, 01/15/25 (e)	4,213
21,995	Univision Communications, Inc., 8.500%, 05/15/21 (e)	23,452
10,893	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	11,302
	WMG Acquisition Corp.,
1,655	5.625%, 04/15/22 (e)	1,688
6,845	6.000%, 01/15/21 (e)	7,085
6,350	6.750%, 04/15/22 (e)	6,167

		610,645

	Multiline Retail — 0.2%
	J.C. Penney Corp., Inc.,
9,160	6.375%, 10/15/36	6,916
357	8.125%, 10/01/19	359

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Multiline Retail — continued
		Neiman Marcus Group Ltd. LLC,
	3,890	8.000%, 10/15/21 (e)	4,172
	6,870	8.750% (cash), 10/15/21 (e) (v)	7,420
	13,702	Sears Holdings Corp., 6.625%, 10/15/18	13,394

			32,261

		Specialty Retail — 0.8%
	13,010	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	13,758
	3,550	Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)	3,044
		Claire’s Stores, Inc.,
	4,833	6.125%, 03/15/20 (e)	3,963
	17,593	8.875%, 03/15/19	8,665
	30,965	9.000%, 03/15/19 (e)	27,481
	3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,537
	5,206	Gymboree Corp. (The), 9.125%, 12/01/18	2,296
	2,345	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	2,304
	11,846	L Brands, Inc., 6.625%, 04/01/21	13,386
	3,735	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,940
	1,522	Neebo, Inc., 15.000%, 06/30/16 (e)	1,576
EUR	4,667	New Look Bondco I plc, (United Kingdom), VAR, 6.277%, 05/14/18 (e)	5,139
	12,945	Party City Holdings, Inc., 8.875%, 08/01/20	13,935
	12,223	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	12,819
	10,449	Radio Systems Corp., 8.375%, 11/01/19 (e)	11,259
		Sally Holdings LLC/Sally Capital, Inc.,
	3,645	5.500%, 11/01/23	3,855
	1,655	5.750%, 06/01/22	1,762
	6,000	6.875%, 11/15/19	6,315
	25,851	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	27,536

			166,570

		Textiles, Apparel & Luxury Goods — 0.0% (g)
	4,428	Polymer Group, Inc., 7.750%, 02/01/19	4,600

		Total Consumer Discretionary	1,593,676

		Consumer Staples — 1.6%
		Beverages — 0.1%
		Constellation Brands, Inc.,
	1,901	3.750%, 05/01/21	1,913
	2,192	4.250%, 05/01/23	2,214
	2,000	7.250%, 05/15/17	2,200
	10,230	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	10,767
	10,223	DS Services of America, Inc., 10.000%, 09/01/21 (e)	11,986

			29,080

		Food & Staples Retailing — 0.3%
	9,105	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	9,833
	3,880	Ingles Markets, Inc., 5.750%, 06/15/23	4,026
	5,840	New Albertsons, Inc., 8.700%, 05/01/30	5,986
		Rite Aid Corp.,
	17,993	6.125%, 04/01/23 (e)	18,713
	7,500	8.000%, 08/15/20	7,869
	6,100	SUPERVALU, Inc., 7.750%, 11/15/22	6,542
	8,765	Tops Holding LLC/Tops Markets LLC, 8.875%, 12/15/17	9,181

			62,150

		Food Products — 0.8%
	5,420	B&G Foods, Inc., 4.625%, 06/01/21	5,413
	24,034	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	25,236
	2,206	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	2,399
	4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,101
	6,901	Dean Foods Co., 6.500%, 03/15/23 (e)	7,177
		H.J. Heinz Co.,
	10,231	4.250%, 10/15/20	10,474
	13,180	4.875%, 02/15/25 (e)	14,201
		JBS USA LLC/JBS USA Finance, Inc.,
	7,750	5.875%, 07/15/24 (e)	7,949
	8,750	7.250%, 06/01/21 (e)	9,242
	2,573	7.250%, 06/01/21 (e)	2,718
	10,242	8.250%, 02/01/20 (e)	10,923
	3,877	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	3,935
		Post Holdings, Inc.,
	1,705	6.000%, 12/15/22 (e)	1,594
	15,325	6.750%, 12/01/21 (e)	15,172
	16,380	7.375%, 02/15/22	16,762
		Smithfield Foods, Inc.,
	8,147	5.250%, 08/01/18 (e)	8,320
	4,898	5.875%, 08/01/21 (e)	5,131
	8,250	6.625%, 08/15/22	8,916
	1,227	7.750%, 07/01/17	1,356
	1,289	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,328

			162,347

		Household Products — 0.3%
	9,883	Armored Autogroup, Inc., 9.250%, 11/01/18	10,363
	9,961	Central Garden & Pet Co., 8.250%, 03/01/18	10,205

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — continued
	HRG Group, Inc.,
1,445	7.750%, 01/15/22 (e)	1,409
1,300	7.875%, 07/15/19 (e)	1,377
	Spectrum Brands, Inc.,
3,730	5.750%, 07/15/25 (e)	3,842
5,760	6.375%, 11/15/20	6,149
1,400	6.625%, 11/15/22	1,502
16,405	6.750%, 03/15/20	17,266

		52,113

	Personal Products — 0.1%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,567
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,557
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,473

		13,597

	Total Consumer Staples	319,287

	Energy — 4.9%
	Energy Equipment & Services — 0.3%
6,915	Atwood Oceanics, Inc., 6.500%, 02/01/20	6,742
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	6,699
192	7.750%, 10/15/22	155
1,445	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	1,373
3,600	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	3,528
8,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	9,733
3,443	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	2,600
2,745	PHI, Inc., 5.250%, 03/15/19	2,656
1,750	Pioneer Energy Services Corp., 6.125%, 03/15/22	1,418
	Precision Drilling Corp., (Canada),
4,177	5.250%, 11/15/24	3,681
589	6.500%, 12/15/21	583
1,411	6.625%, 11/15/20	1,397
9,549	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	7,710
2,145	Seventy Seven Energy, Inc., 6.500%, 07/15/22	1,346
	Transocean, Inc., (Cayman Islands),
5,722	6.375%, 12/15/21	5,386
1,278	6.500%, 11/15/20	1,217
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,119
8,702	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	9,072

		70,415

	Oil, Gas & Consumable Fuels — 4.6%
	American Energy-Permian Basin LLC/AEPB Finance Corp.,
1,500	7.125%, 11/01/20 (e)	1,027
2,880	7.375%, 11/01/21 (e)	1,973
4,200	8.000%, 06/15/20 (e)	4,221
	Antero Resources Corp.,
2,310	5.125%, 12/01/22	2,304
5,640	5.375%, 11/01/21	5,711
1,415	6.000%, 12/01/20	1,450
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	296
6,525	7.250%, 06/15/21	1,142
1,260	8.000%, 01/15/19 (e)	378
2,879	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	2,159
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	1,087
3,208	5.625%, 06/01/24 (e)	3,096
	Berry Petroleum Co. LLC,
2,380	6.375%, 09/15/22	1,952
2,895	6.750%, 11/01/20	2,475
	Bill Barrett Corp.,
7,149	7.000%, 10/15/22	6,541
721	7.625%, 10/01/19	689
3,235	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	3,351
	Bonanza Creek Energy, Inc.,
6,444	5.750%, 02/01/23	5,961
15,871	6.750%, 04/15/21	15,355
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
13,173	7.875%, 04/15/22	11,592
11,899	8.625%, 10/15/20	10,590
	California Resources Corp.,
2,000	5.000%, 01/15/20	1,905
4,000	5.500%, 09/15/21	3,790
9,415	6.000%, 11/15/24	8,662
	Carrizo Oil & Gas, Inc.,
5,014	6.250%, 04/15/23	5,114
10,611	7.500%, 09/15/20	11,235
	Chaparral Energy, Inc.,
17,059	7.625%, 11/15/22	13,647
2,031	8.250%, 09/01/21	1,645
9,335	9.875%, 10/01/20	8,052
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,466
4,125	4.875%, 04/15/22	3,929
7,965	6.125%, 02/15/21	8,104
3,586	6.500%, 08/15/17	3,792

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
8,721	6.625%, 08/15/20	9,112
1,005	6.875%, 11/15/20	1,060
3,414	7.250%, 12/15/18	3,679
2,075	VAR, 3.525%, 04/15/19	2,013
2,000	Cimarex Energy Co., 4.375%, 06/01/24	2,057
3,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	3,662
6,005	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	4,894
	Comstock Resources, Inc.,
9,291	7.750%, 04/01/19	4,413
8,746	9.500%, 06/15/20	4,242
13,651	10.000%, 03/15/20 (e)	13,173
1,813	Concho Resources, Inc., 5.500%, 04/01/23	1,840
4,290	CONSOL Energy, Inc., 5.875%, 04/15/22	4,000
4,135	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.250%, 04/01/23 (e)	4,355
	CrownRock LP/CrownRock Finance, Inc.,
5,922	7.125%, 04/15/21 (e)	6,159
6,490	7.750%, 02/15/23 (e)	6,896
	Denbury Resources, Inc.,
5,400	4.625%, 07/15/23	4,928
9,050	5.500%, 05/01/22	8,637
6,838	Diamondback Energy, Inc., 7.625%, 10/01/21	7,351
	Endeavor Energy Resources LP/EER Finance, Inc.,
17,854	7.000%, 08/15/21 (e)	17,809
2,187	8.125%, 09/15/23 (e)	2,269
	EP Energy LLC/Everest Acquisition Finance, Inc.,
9,076	7.750%, 09/01/22	9,530
40,744	9.375%, 05/01/20	44,258
8,020	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	7,739
13,991	EXCO Resources, Inc., 7.500%, 09/15/18	9,619
2,916	Gulfport Energy Corp., 6.625%, 05/01/23 (e)	2,974
	Halcon Resources Corp.,
9,658	8.625%, 02/01/20 (e)	9,803
23,484	8.875%, 05/15/21	16,497
13,175	9.250%, 02/15/22	9,157
9,145	9.750%, 07/15/20	6,607
	Hilcorp Energy I LP/Hilcorp Finance Co.,
7,000	5.000%, 12/01/24 (e)	6,808
5,302	7.625%, 04/15/21 (e)	5,527
2,559	8.000%, 02/15/20 (e)	2,661
22,448	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	22,195
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,360
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,192
1,458	3.050%, 12/01/19	1,465
7,485	7.000%, 06/15/17	8,199
	Laredo Petroleum, Inc.,
6,177	5.625%, 01/15/22	6,193
3,630	6.250%, 03/15/23	3,748
10,022	7.375%, 05/01/22	10,648
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
11,278	6.625%, 12/01/21	9,417
13,628	8.000%, 12/01/20	11,788
	Linn Energy LLC/Linn Energy Finance Corp.,
1,930	6.250%, 11/01/19	1,650
15,425	7.750%, 02/01/21	13,304
3,045	8.625%, 04/15/20	2,754
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
3,620	4.875%, 12/01/24	3,656
10,650	4.875%, 06/01/25	10,584
3,985	5.500%, 02/15/23	4,144
2,535	6.500%, 08/15/21	2,719
10,000	6.750%, 11/01/20	10,583
2,879	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	2,865
7,958	Matador Resources Co., 6.875%, 04/15/23 (e)	8,177
	MEG Energy Corp., (Canada),
15,080	6.375%, 01/30/23 (e)	14,251
3,580	6.500%, 03/15/21 (e)	3,472
20,166	7.000%, 03/31/24 (e)	19,460
	Memorial Production Partners LP/Memorial Production Finance Corp.,
7,157	6.875%, 08/01/22 (e)	6,812
15,059	7.625%, 05/01/21	14,758
2,105	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	2,142
8,090	Newfield Exploration Co., 5.375%, 01/01/26	8,373
1,045	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	1,037
6,443	Northern Oil & Gas, Inc., 8.000%, 06/01/20 (e)	6,089
9,347	Northern Oil and Gas, Inc., 8.000%, 06/01/20	8,833
	Oasis Petroleum, Inc.,
6,367	6.500%, 11/01/21	6,415

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
9,545	6.875%, 03/15/22	9,760
4,398	6.875%, 01/15/23	4,464
3,949	7.250%, 02/01/19	4,057
15,328	Parsley Energy LLC/Parsley Finance Corp., Rev., 7.500%, 02/15/22 (e)	15,998
	Peabody Energy Corp.,
6,055	6.250%, 11/15/21	2,982
1,070	6.500%, 09/15/20	551
10,116	10.000%, 03/15/22 (e)	7,789
	Penn Virginia Corp.,
5,405	7.250%, 04/15/19	4,837
9,405	8.500%, 05/01/20	8,888
8,336	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e)	6,039
	QEP Resources, Inc.,
3,000	5.375%, 10/01/22	3,015
3,000	6.875%, 03/01/21	3,203
4,675	Range Resources Corp., 4.875%, 05/15/25 (e)	4,675
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,382	4.500%, 11/01/23	3,401
2,485	5.000%, 10/01/22	2,598
3,175	5.500%, 04/15/23	3,286
340	5.750%, 09/01/20	374
1,300	5.875%, 03/01/22	1,424
4,135	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	4,114
	Rosetta Resources, Inc.,
1,512	5.625%, 05/01/21	1,603
6,000	5.875%, 06/01/22	6,405
3,000	5.875%, 06/01/24	3,236
3,626	RSP Permian, Inc., 6.625%, 10/01/22 (e)	3,771
2,046	Sabine Oil & Gas Corp., 9.750%, 02/15/17	368
33,231	Samson Investment Co., 9.750%, 02/15/20	2,742
	Sanchez Energy Corp.,
12,333	6.125%, 01/15/23	11,716
930	7.750%, 06/15/21	949
	SandRidge Energy, Inc.,
6,540	8.125%, 10/15/22	3,728
7,124	8.750%, 06/01/20 (e)	7,066
2,500	SemGroup Corp., 7.500%, 06/15/21	2,638
20,040	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	21,493
	SM Energy Co.,
5,779	5.000%, 01/15/24	5,663
3,110	5.625%, 06/01/25	3,137
1,430	6.125%, 11/15/22 (e)	1,491
4,525	6.500%, 11/15/21	4,729
7,003	6.500%, 01/01/23	7,283
9,084	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	7,971
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,410	4.125%, 11/15/19 (e)	1,410
2,852	5.000%, 01/15/18 (e)	2,945
925	5.250%, 05/01/23	932
2,075	Tesoro Corp., 4.250%, 10/01/17	2,148
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
2,265	5.500%, 10/15/19 (e)	2,395
11,457	5.875%, 10/01/20	11,996
2,225	6.125%, 10/15/21	2,336
6,660	6.250%, 10/15/22 (e)	7,043
4,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (e)	3,392
	Ultra Petroleum Corp., (Canada),
21,361	5.750%, 12/15/18 (e)	20,667
10,425	6.125%, 10/01/24 (e)	9,578
4,650	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	4,557
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	3,711
6,415	Whiting Canadian Holding Co. ULC, (Canada), 8.125%, 12/01/19	6,800
	Whiting Petroleum Corp.,
2,000	5.000%, 03/15/19	2,000
10,145	5.750%, 03/15/21	10,323
4,615	6.250%, 04/01/23 (e)	4,730
3,520	Williams Cos., Inc. (The), 7.875%, 09/01/21	4,306
6,946	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	7,476
	WPX Energy, Inc.,
7,385	5.250%, 09/15/24	7,016
7,646	6.000%, 01/15/22	7,703

		939,611

	Total Energy	1,010,026

	Financials — 2.9%
	Banks — 0.7%
6,185	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	7,190
	CIT Group, Inc.,
10,211	3.875%, 02/19/19	10,237
7,694	5.000%, 05/15/17	7,977
50,894	5.250%, 03/15/18	53,184
13,225	5.500%, 02/15/19 (e)	13,969
2,520	6.625%, 04/01/18 (e)	2,712
	Royal Bank of Scotland Group plc, (United Kingdom),
3,499	6.000%, 12/19/23	3,805
1,145	6.100%, 06/10/23	1,248

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	17,655	6.125%, 12/15/22	19,469
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	4,500	4.350%, 01/23/17	5,189
	16,150	Reg. S, VAR, 9.500%, 03/16/22	18,046

			143,026

		Capital Markets — 0.2%
	5,680	E*TRADE Financial Corp., 5.375%, 11/15/22	5,936
		Morgan Stanley,
	9,410	3.450%, 11/02/15	9,516
	37,066	4.000%, 07/24/15	37,248

			52,700

		Consumer Finance — 0.9%
	3,335	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.750%, 05/15/19 (e)	3,389
		Ally Financial, Inc.,
	4,740	2.750%, 01/30/17	4,748
	7,205	3.250%, 09/29/17	7,232
	14,705	3.500%, 01/27/19	14,595
	7,270	3.750%, 11/18/19	7,253
	13,335	4.125%, 03/30/20	13,335
	1,460	4.125%, 02/13/22	1,423
	7,807	4.625%, 06/26/15	7,817
	8,771	4.625%, 05/19/22	8,771
	9,720	4.625%, 03/30/25	9,526
	9,335	4.750%, 09/10/18	9,662
	7,530	5.500%, 02/15/17	7,869
	24,065	6.250%, 12/01/17	25,810
	8,633	7.500%, 09/15/20	10,122
	7,237	8.000%, 11/01/31	8,901
	11,160	VAR, 2.955%, 07/18/16	11,293
		General Motors Financial Co., Inc.,
	3,215	3.450%, 04/10/22	3,166
	3,570	4.250%, 05/15/23	3,663
	4,000	4.750%, 08/15/17	4,228
	12,935	Navient Corp., 8.000%, 03/25/20	14,584
	2,358	Springleaf Finance Corp., 6.500%, 09/15/17	2,488

			179,875

		Diversified Financial Services — 0.5%
	9,276	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	5,473
	21,279	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	22,556
	11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	9,162
	8,166	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	7,921
	6,000	Compass Re II Ltd., (Bermuda), VAR, 0.000%, 12/08/15 (e)	5,700
	8,006	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	8,046
	19,257	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	20,436
	2,158	Igloo Holdings Corp., 8.250% (cash), 12/15/17 (e) (v)	2,174
	2,565	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	2,424
	2,915	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	3,032
		Nationstar Mortgage LLC/Nationstar Capital Corp.,
	7,522	6.500%, 07/01/21	7,231
	275	7.875%, 10/01/20	279
	1,221	9.625%, 05/01/19	1,300
	6,720	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,896
	1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,664

			104,294

		Insurance — 0.2%
	5,990	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Class S, 7.875%, 12/15/20 (e)	6,155
	4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	5,111
	5,831	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	7,070
	5,825	National Financial Partners Corp., 9.000%, 07/15/21 (e)	5,890
	3,600	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,561
	1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
GBP	1	Towergate Finance plc, (United Kingdom), 10.500%, 02/15/19	—	(h)
	6,359	USI, Inc., 7.750%, 01/15/21 (e)	6,486

			36,274

		Real Estate Investment Trusts (REITs) — 0.3%
	2,830	Communications Sales & Leasing, Inc., 8.250%, 10/15/23 (e)	2,886
		Corrections Corp. of America,
	12,018	4.125%, 04/01/20	12,198
	2,260	4.625%, 05/01/23	2,255
		Crown Castle International Corp.,
	3,634	4.875%, 04/15/22	3,770
	11,530	5.250%, 01/15/23	12,156
	2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,695
		GEO Group, Inc. (The),
	4,985	5.875%, 01/15/22	5,265
	4,105	6.625%, 02/15/21	4,321

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Real Estate Investment Trusts (REITs) — continued
		Iron Mountain, Inc.,
	2,250	5.750%, 08/15/24	2,306
	4,740	6.000%, 08/15/23	5,025
	3,625	iStar Financial, Inc., 3.875%, 07/01/16	3,647
		RHP Hotel Properties LP/RHP Finance Corp.,
	6,788	5.000%, 04/15/21	6,890
	4,580	5.000%, 04/15/23 (e)	4,580

			67,994

		Real Estate Management & Development — 0.1%
	2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,373
		Mattamy Group Corp., (Canada),
	3,388	6.500%, 11/15/20 (e)	3,286
CAD	3,600	6.875%, 11/15/20 (e)	2,895
	3,540	Realogy Group LLC, 7.625%, 01/15/20 (e)	3,783
	5,430	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	5,532

			17,869

		Total Financials	602,032

		Health Care — 3.5%
		Health Care Equipment & Supplies — 0.6%
		Alere, Inc.,
	3,949	6.500%, 06/15/20	4,157
	1,310	7.250%, 07/01/18	1,390
		Biomet, Inc.,
	28,490	6.500%, 08/01/20	30,128
	6,610	6.500%, 10/01/20	6,943
	20,013	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	21,014
	15,010	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	15,460
	17,760	Hologic, Inc., 6.250%, 08/01/20	18,404
	13,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	14,519
	5,000	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	5,012
		Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
	6,880	4.875%, 04/15/20 (e)	7,043
	7,493	5.500%, 04/15/25 (e)	7,536
	3,000	Teleflex, Inc., 6.875%, 06/01/19	3,103

			134,709

		Health Care Providers & Services — 1.9%
	6,195	21st Century Oncology, Inc., 11.000%, 05/01/23 (e)	6,149
	1,790	Amsurg Corp., 5.625%, 11/30/20	1,827
	1,610	Catamaran Corp., (Canada), 4.750%, 03/15/21	1,791
		CHS/Community Health Systems, Inc.,
	6,000	5.125%, 08/15/18	6,173
	2,885	7.125%, 07/15/20	3,076
	3,000	8.000%, 11/15/19	3,187
		DaVita HealthCare Partners, Inc.,
	6,785	5.000%, 05/01/25	6,743
	745	5.750%, 08/15/22	792
		Fresenius Medical Care U.S. Finance II, Inc.,
	3,595	5.625%, 07/31/19 (e)	3,909
	2,670	5.875%, 01/31/22 (e)	2,897
		HCA Holdings, Inc.,
	22,770	6.250%, 02/15/21	24,876
	21,490	7.750%, 05/15/21	22,995
		HCA, Inc.,
	4,046	3.750%, 03/15/19	4,107
	4,605	5.000%, 03/15/24	4,801
	2,560	5.250%, 04/15/25	2,718
	33,580	5.375%, 02/01/25	34,587
	8,965	6.500%, 02/15/20	10,007
	40,966	7.500%, 02/15/22	47,930
	2,225	8.000%, 10/01/18	2,592
	2,740	HealthSouth Corp., 7.750%, 09/15/22	2,884
	18,483	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	19,326
		inVentiv Health, Inc.,
	12,200	9.000%, 01/15/18 (e)	12,749
	1,503	11.000%, 08/15/18 (e)	1,454
	842	11.000%, 08/15/18 (e)	825
	3,450	10.000% (PIK), 08/15/18 (e) (v)	3,580
		Kindred Healthcare, Inc.,
	5,250	8.000%, 01/15/20 (e)	5,677
	6,155	8.750%, 01/15/23 (e)	6,832
	4,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	4,230
	7,099	Omnicare, Inc., 5.000%, 12/01/24	7,853
		Tenet Healthcare Corp.,
	810	4.500%, 04/01/21	802
	8,730	4.750%, 06/01/20	8,883
	18,165	5.000%, 03/01/19 (e)	18,119
	8,227	5.500%, 03/01/19 (e)	8,330
	16,050	6.000%, 10/01/20	17,173
	3,215	6.750%, 02/01/20	3,376
	18,846	8.000%, 08/01/20	19,694
	29,321	8.125%, 04/01/22	31,960
	22,079	United Surgical Partners International, Inc., 9.000%, 04/01/20	23,680
	3,561	WellCare Health Plans, Inc., 5.750%, 11/15/20	3,746

			392,330

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Technology — 0.1%
856	Emdeon, Inc., 11.000%, 12/31/19	938
10,405	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,821

		11,759

	Life Sciences Tools & Services — 0.0% (g)
4,155	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	4,217

	Pharmaceuticals — 0.9%
3,000	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	3,067
12,367	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	12,444
6,120	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,212
	Endo Finance LLC/Endo Finco, Inc.,
5,000	7.000%, 07/15/19 (e)	5,200
5,000	7.000%, 12/15/20 (e)	5,263
4,205	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22	4,289
2,223	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	2,379
	Valeant Pharmaceuticals International, Inc., (Canada),
8,170	5.375%, 03/15/20 (e)	8,517
19,911	5.875%, 05/15/23 (e)	20,633
18,990	6.125%, 04/15/25 (e)	19,750
5,000	6.375%, 10/15/20 (e)	5,334
14,231	6.750%, 08/15/18 (e)	15,041
7,485	6.750%, 08/15/21 (e)	7,859
9,735	7.000%, 10/01/20 (e)	10,185
18,575	7.250%, 07/15/22 (e)	19,875
30,794	7.500%, 07/15/21 (e)	33,689

		179,737

	Total Health Care	722,752

	Industrials — 3.7%
	Aerospace & Defense — 0.4%
14,930	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	15,975
	Bombardier, Inc., (Canada),
3,014	4.750%, 04/15/19 (e)	2,924
4,232	5.500%, 09/15/18 (e)	4,190
1,409	6.125%, 01/15/23 (e)	1,282
3,750	7.500%, 03/15/18 (e)	3,951
9,480	7.500%, 03/15/25 (e)	9,065
4,767	7.750%, 03/15/20 (e)	4,922
8,310	KLX, Inc., 5.875%, 12/01/22 (e)	8,414
9,210	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	8,197
7,331	Orbital ATK, Inc., 5.250%, 10/01/21 (e)	7,606
2,043	Spirit AeroSystems, Inc., 5.250%, 03/15/22	2,145
5,700	TransDigm, Inc., 6.500%, 05/15/25 (e)	5,828
5,905	Triumph Group, Inc., 4.875%, 04/01/21	5,817

		80,316

	Air Freight & Logistics — 0.0% (g)
1,890	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	1,819

	Airlines — 0.2%
7,720	Allegiant Travel Co., 5.500%, 07/15/19	7,923
6,275	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	6,620
6,308	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	7,034
6,721	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	7,544
3,076	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,414
495	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	542
5,077	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	5,819
3,553	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,695

		42,591

	Building Products — 0.1%
4,030	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,446
3,170	Building Materials Corp. of America, 6.750%, 05/01/21 (e)	3,356
1,868	Griffon Corp., 5.250%, 03/01/22	1,877
3,066	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	3,173
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,114
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,873
	USG Corp.,
2,076	5.500%, 03/01/25 (e)	2,149
3,565	6.300%, 11/15/16	3,728
172	7.875%, 03/30/20 (e)	186

		22,902

	Commercial Services & Supplies — 0.8%
12,782	ACCO Brands Corp., 6.750%, 04/30/20	13,613
	ADT Corp. (The),
9,395	3.500%, 07/15/22	8,642
1,565	4.125%, 04/15/19	1,592
9,500	4.125%, 06/15/23	8,906
13,155	6.250%, 10/15/21	14,109
8,470	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	8,417
4,900	Aramark Services, Inc., 5.750%, 03/15/20	5,114
10,010	Casella Waste Systems, Inc., 7.750%, 02/15/19	10,285

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
7,335	Clean Harbors, Inc., 5.250%, 08/01/20	7,537
7,592	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	7,440
	Harland Clarke Holdings Corp.,
4,330	6.875%, 03/01/20 (e)	4,346
6,590	9.750%, 08/01/18 (e)	6,963
21,560	ILFC E-Capital Trust I, VAR, 4.090%, 12/21/65 (e)	21,021
14,629	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	14,410
1,200	Jaguar Holding Co. I, 9.375% (cash), 10/15/17 (e) (v)	1,227
5,866	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	4,883
6,270	Mobile Mini, Inc., 7.875%, 12/01/20	6,646
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22	4,847
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 07/15/15 (d) (i)	3
2,650	6.500%, 08/01/27 (d) (i)	4
	R.R. Donnelley & Sons Co.,
1,000	6.500%, 11/15/23	1,062
2,139	7.000%, 02/15/22	2,337
15,316	7.625%, 06/15/20	17,652

		171,056

	Construction & Engineering — 0.2%
	AECOM,
4,955	5.750%, 10/15/22 (e)	5,129
8,330	5.875%, 10/15/24 (e)	8,663
	Great Lakes Dredge & Dock Corp.,
1,010	7.375%, 02/01/19 (e)	1,040
9,855	7.375%, 02/01/19	10,151
2,807	Tutor Perini Corp., 7.625%, 11/01/18	2,905

		27,888

	Electrical Equipment — 0.2%
7,600	Edgewell Personal Care Co., 5.500%, 06/15/25 (e)	7,600
10,081	General Cable Corp., 5.750%, 10/01/22	9,224
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,841
9,318	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	9,621
5,722	Sensata Technologies B.V., (Netherlands), 5.000%, 10/01/25 (e)	5,776
3,915	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	4,179

		47,241

	Industrial Conglomerates — 0.0% (g)
5,773	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	6,134

	Machinery — 0.4%
2,120	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	2,152
6,310	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	6,515
11,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	10,573
6,216	Case New Holland Industrial, Inc., 7.875%, 12/01/17	6,876
750	CNH Industrial Capital LLC, 3.625%, 04/15/18	751
2,940	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	2,727
7,380	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	7,841
8,996	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	9,311
	Oshkosh Corp.,
455	5.375%, 03/01/22	475
3,034	5.375%, 03/01/25 (e)	3,140
	Terex Corp.,
16,895	6.000%, 05/15/21	17,190
3,825	6.500%, 04/01/20	4,007

		71,558

	Marine — 0.1%
6,882	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	6,279
8,959	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	8,668
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,492
10,049	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	9,245

		26,684

	Road & Rail — 0.4%
	Ashtead Capital, Inc.,
4,225	5.625%, 10/01/24 (e)	4,405
10,309	6.500%, 07/15/22 (e)	11,069
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,040	4.875%, 11/15/17	1,067
6,339	5.125%, 06/01/22 (e)	6,355
5,320	5.250%, 03/15/25 (e)	5,214
6,455	5.500%, 04/01/23	6,616
	Hertz Corp. (The),
7,010	5.875%, 10/15/20	7,159
8,210	6.250%, 10/15/22	8,436
8,956	7.375%, 01/15/21	9,370
3,890	7.500%, 10/15/18	4,026
17,263	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	15,127

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — continued
4,297	JCH Parent, Inc., 10.500% (PIK), 03/15/19 (e) (v)	3,179
3,050	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	3,111

		85,134

	Trading Companies & Distributors — 0.9%
	Aircastle Ltd., (Bermuda),
1,500	6.250%, 12/01/19	1,652
6,490	6.750%, 04/15/17	6,977
9,560	7.625%, 04/15/20	11,065
11,300	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,922
	HD Supply, Inc.,
9,850	5.250%, 12/15/21 (e)	10,244
7,892	7.500%, 07/15/20	8,533
6,320	11.000%, 04/15/20	7,157
9,816	11.500%, 07/15/20	11,485
1,506	Interline Brands, Inc., 10.000% (cash), 11/15/18 (v)	1,579
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	5,991
27,060	5.875%, 04/01/19	29,593
6,550	6.250%, 05/15/19	7,271
4,615	8.250%, 12/15/20	5,607
	United Rentals North America, Inc.,
7,625	4.625%, 07/15/23	7,625
530	5.500%, 07/15/25	529
1,650	5.750%, 11/15/24	1,677
18,265	6.125%, 06/15/23	19,087
3,515	7.375%, 05/15/20	3,787
16,027	7.625%, 04/15/22	17,510
6,821	8.250%, 02/01/21	7,341

		176,632

	Total Industrials	759,955

	Information Technology — 3.3%
	Communications Equipment — 0.4%
	Alcatel-Lucent USA, Inc.,
3,029	4.625%, 07/01/17 (e)	3,116
4,479	6.450%, 03/15/29	4,826
8,138	6.750%, 11/15/20 (e)	8,626
6,880	8.875%, 01/01/20 (e)	7,551
5,550	Aspect Software, Inc., 10.625%, 05/15/17	4,995
	Avaya, Inc.,
16,273	7.000%, 04/01/19 (e)	16,273
6,466	10.500%, 03/01/21 (e)	5,528
4,680	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	4,739
	CommScope, Inc.,
3,967	4.375%, 06/15/20 (e)	4,002
2,463	5.000%, 06/15/21 (e)	2,457
4,731	5.500%, 06/15/24 (e)	4,713
12,271	Goodman Networks, Inc., 12.125%, 07/01/18	10,553
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	4,064
4,590	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,659

		86,102

	Electronic Equipment, Instruments & Components — 0.2%
893	Anixter, Inc., 5.625%, 05/01/19	961
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,493
7,598	5.500%, 09/01/22 (e)	7,788
	CDW LLC/CDW Finance Corp.,
1,432	5.000%, 09/01/23	1,469
1,635	5.500%, 12/01/24	1,713
3,300	6.000%, 08/15/22	3,547
1,085	Sanmina Corp., 4.375%, 06/01/19 (e)	1,091
4,822	Viasystems, Inc., 7.875%, 05/01/19 (e)	5,111
19,075	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	20,696

		43,869

	Internet Software & Services — 0.1%
3,022	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	3,011
1,398	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	1,412
	Equinix, Inc.,
8,405	5.375%, 01/01/22	8,746
4,123	5.750%, 01/01/25	4,247
	VeriSign, Inc.,
1,958	4.625%, 05/01/23	1,934
1,142	5.250%, 04/01/25 (e)	1,165

		20,515

	IT Services — 1.0%
1,534	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,546
	First Data Corp.,
2,584	6.750%, 11/01/20 (e)	2,758
16,285	7.375%, 06/15/19 (e)	16,936
27,073	8.250%, 01/15/21 (e)	28,867
9,057	8.875%, 08/15/20 (e)	9,578
4,257	10.625%, 06/15/21	4,810
7,465	11.250%, 01/15/21	8,380
25,453	11.750%, 08/15/21	29,112
38,142	12.625%, 01/15/21	44,674
38,672	8.750% (cash), 01/15/22 (e) (v)	41,379
3,028	IGATE Corp., 4.750%, 04/15/19	3,164
2,129	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	2,257

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	IT Services — continued
	SunGard Data Systems, Inc.,
6,230	6.625%, 11/01/19	6,502
2,544	7.375%, 11/15/18	2,649
2,410	7.625%, 11/15/20	2,549

		205,161

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
5,137	6.750%, 03/01/19	4,578
6,963	7.000%, 07/01/24	5,849
3,715	7.750%, 08/01/20	3,158
	Amkor Technology, Inc.,
12,772	6.375%, 10/01/22	13,091
4,755	6.625%, 06/01/21	4,862
3,545	Entegris, Inc., 6.000%, 04/01/22 (e)	3,705
	Freescale Semiconductor, Inc.,
2,541	6.000%, 01/15/22 (e)	2,738
3,677	10.750%, 08/01/20	3,930
8,312	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,400
	Micron Technology, Inc.,
5,511	5.250%, 08/01/23 (e)	5,511
4,155	5.250%, 01/15/24 (e)	4,113
5,555	5.500%, 02/01/25 (e)	5,513
2,340	5.625%, 01/15/26 (e)	2,299
7,124	5.875%, 02/15/22	7,480
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,698
2,175	3.750%, 06/01/18 (e)	2,219
8,570	5.750%, 02/15/21 (e)	9,041
1,810	5.750%, 03/15/23 (e)	1,928

		89,113

	Software — 0.5%
3,505	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,693
	Audatex North America, Inc.,
22,012	6.000%, 06/15/21 (e)	22,970
3,190	6.125%, 11/01/23 (e)	3,318
8,050	Blackboard, Inc., 7.750%, 11/15/19 (e)	7,728
2,930	Eagle Midco, Inc., 9.000%, 06/15/18 (e)	2,989
11,800	Epicor Software Corp., 8.625%, 05/01/19	12,331
15,418	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	15,688
15,110	Infor U.S., Inc., 6.500%, 05/15/22 (e)	15,698
8,296	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	8,379
1,750	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	1,769
8,395	Project Homestake Merger Corp., 8.875%, 03/01/23 (e)	8,384

		102,947

	Technology Hardware, Storage & Peripherals — 0.7%
	Apple, Inc.,
22,500	3.850%, 05/04/43	21,136
111,650	VAR, 0.580%, 05/06/19	112,161
	NCR Corp.,
1,046	5.000%, 07/15/22	1,017
495	5.875%, 12/15/21	504
1,250	6.375%, 12/15/23	1,287

		136,105

	Total Information Technology	683,812

	Materials — 3.1%
	Chemicals — 1.1%
	Ashland, Inc.,
3,750	3.000%, 03/15/16	3,778
4,115	3.875%, 04/15/18	4,240
16,210	4.750%, 08/15/22	16,534
3,460	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	3,754
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	6,310
3,540	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	3,575
	Chemours Co. (The),
13,931	6.625%, 05/15/23 (e)	14,140
4,862	7.000%, 05/15/25 (e)	4,947
4,993	Evolution Escrow Issuer LLC, 7.500%, 03/15/22 (e)	4,968
	Hexion, Inc.,
34,985	6.625%, 04/15/20	32,973
7,430	8.875%, 02/01/18	6,817
2,276	10.000%, 04/15/20 (e)	2,413
	Huntsman International LLC,
12,932	4.875%, 11/15/20	13,126
2,947	5.125%, 11/15/22 (e)	2,955
2,299	8.625%, 03/15/21	2,431
	INEOS Group Holdings S.A., (Luxembourg),
12,257	5.875%, 02/15/19 (e)	12,471
10,606	6.125%, 08/15/18 (e)	10,898
9,645	LSB Industries, Inc., 7.750%, 08/01/19	10,248
	Momentive Performance Materials, Inc.,
8,000	3.880%, 10/24/21	7,210
8,000	8.875%, 10/15/20 (d) (i)	—	(h)
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,358

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Chemicals — continued
	4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,804
	5,785	PolyOne Corp., 7.375%, 09/15/20	6,060
		Rain CII Carbon LLC/CII Carbon Corp.,
	6,143	8.000%, 12/01/18 (e)	6,020
	7,245	8.250%, 01/15/21 (e)	7,027
EUR	1,250	8.500%, 01/15/21 (e)	1,332
	5,673	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e) (i)	—	(h)
		Reichhold International,
	5,081	12.000%, 03/31/17 (i)	5,081
	4,517	15.000%, 03/31/17 (i)	4,517
	2,495	Reichhold, LLC, 12.000%, 03/31/17 (i)	2,495
	2,470	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	2,445
	2,970	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	3,111
	1,295	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), 6.750%, 05/01/22 (e)	1,319
	4,870	Tronox Finance LLC, 6.375%, 08/15/20	4,675
		W.R. Grace & Co.-Conn,
	1,215	5.125%, 10/01/21 (e)	1,255
	610	5.625%, 10/01/24 (e)	642

			218,929

		Construction Materials — 0.2%
EUR	2,000	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	2,449
		Cemex Finance LLC,
	22,600	9.375%, 10/12/22 (e)	25,510
	3,019	9.660%, 02/14/17 (i)	3,019
		Cemex S.A.B. de C.V., (Mexico),
	2,900	4.667%, 02/14/17 (i)	2,900
	1,299	6.125%, 05/05/25 (e)	1,318
	5,820	7.250%, 01/15/21 (e)	6,222
	3,340	U.S. Concrete, Inc., 8.500%, 12/01/18	3,541
	4,395	Vulcan Materials Co., 7.500%, 06/15/21	5,230

			50,189

		Containers & Packaging — 0.7%
		Ardagh Packaging Finance plc, (Ireland),
	21,310	9.125%, 10/15/20 (e)	22,802
EUR	3,325	9.250%, 10/15/20 (e)	3,900
	1,540	Ardagh Packaging Finance plc/Ardagh Holdings U.S.A., Inc., (Ireland), 6.750%, 01/31/21 (e)	1,586
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
	3,400	6.250%, 01/31/19 (e)	3,460
	378	7.000%, 11/15/20 (e)	387
	2,305	9.125%, 10/15/20 (e)	2,455
	8,985	VAR, 3.271%, 12/15/19 (e)	8,839
	5,400	Berry Plastics Corp., 9.750%, 01/15/21	5,955
		Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
	5,130	5.625%, 12/15/16 (e)	5,162
	5,105	6.000%, 06/15/17 (e)	5,156
	2,566	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	426
	4,895	Pactiv LLC, 8.375%, 04/15/27	4,993
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	11,055	5.750%, 10/15/20	11,511
	5,100	6.875%, 02/15/21	5,380
	4,938	7.125%, 04/15/19	5,105
	3,900	8.250%, 02/15/21	4,110
	29,190	9.000%, 04/15/19	30,357
	15,764	9.875%, 08/15/19	16,710
		Sealed Air Corp.,
	1,500	5.125%, 12/01/24 (e)	1,526
	5,070	6.500%, 12/01/20 (e)	5,653
	6,910	8.375%, 09/15/21 (e)	7,774
	715	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	767

			154,014

		Metals & Mining — 1.0%
	4,095	AK Steel Corp., 8.750%, 12/01/18	4,330
		Alcoa, Inc.,
	11,265	5.125%, 10/01/24	12,025
	2,969	5.400%, 04/15/21	3,229
	3,650	5.720%, 02/23/19	4,031
	2,136	5.870%, 02/23/22	2,376
	660	5.900%, 02/01/27	720
	2,974	6.150%, 08/15/20	3,347
	4,920	6.750%, 01/15/28	5,621
		Aleris International, Inc.,
	770	7.625%, 02/15/18	797
	4,451	7.875%, 11/01/20	4,618
		ArcelorMittal, (Luxembourg),
	25,300	7.000%, 02/25/22	27,640
	5,000	7.750%, 10/15/39	5,142
	16,150	10.600%, 06/01/19	19,582
	2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,813
	9,826	Coeur Mining, Inc., 7.875%, 02/01/21	8,450
		Commercial Metals Co.,
	7,235	4.875%, 05/15/23	6,873
	2,300	7.350%, 08/15/18	2,496
	1,080	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	1,015
		First Quantum Minerals Ltd., (Canada),
	5,423	6.750%, 02/15/20 (e)	5,301

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
500	7.000%, 02/15/21 (e)	484
3,000	7.250%, 10/15/19 (e)	3,015
1,812	7.250%, 05/15/22 (e)	1,747
11,760	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	10,760
10,635	Hecla Mining Co., 6.875%, 05/01/21	10,077
3,725	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	3,986
4,531	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	4,717
	Lundin Mining Corp., (Canada),
3,500	7.500%, 11/01/20 (e)	3,784
4,905	7.875%, 11/01/22 (e)	5,307
	New Gold, Inc., (Canada),
7,465	6.250%, 11/15/22 (e)	7,474
1,862	7.000%, 04/15/20 (e)	1,944
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	2,060
	Novelis, Inc., (Canada),
2,885	8.375%, 12/15/17	3,019
10,750	8.750%, 12/15/20	11,452
1,325	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	1,269
1,740	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	1,770
	Steel Dynamics, Inc.,
3,000	5.125%, 10/01/21	3,037
1,500	5.250%, 04/15/23	1,534
480	5.500%, 10/01/24	495
2,560	6.125%, 08/15/19	2,733
2,560	6.375%, 08/15/22	2,739
1,300	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	1,333
3,420	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	2,633

		207,775

	Paper & Forest Products — 0.1%
3,859	Mercer International, Inc., 7.000%, 12/01/19	4,071
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	7,654
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	759
2,554	8.375%, 06/15/19 (e)	2,714
1,944	Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19	1,419

		16,617

	Total Materials	647,524

	Telecommunication Services — 4.7%
	Diversified Telecommunication Services — 3.2%
	Altice Financing S.A., (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,188
14,118	6.625%, 02/15/23 (e)	14,630
1,169	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	1,198
	CCO Holdings LLC/CCO Holdings Capital Corp.,
6,200	5.125%, 02/15/23	6,200
12,404	5.125%, 05/01/23 (e)	12,466
4,970	5.250%, 03/15/21	5,057
10,363	5.375%, 05/01/25 (e)	10,441
3,750	5.875%, 05/01/27 (e)	3,778
8,431	6.500%, 04/30/21	8,869
3,880	6.625%, 01/31/22	4,127
4,223	7.000%, 01/15/19	4,389
7,374	7.375%, 06/01/20	7,853
	CenturyLink, Inc.,
4,675	5.625%, 04/01/25 (e)	4,517
11,327	Series T, 5.800%, 03/15/22	11,610
11,770	Series W, 6.750%, 12/01/23	12,565
3,646	Cincinnati Bell, Inc., 8.375%, 10/15/20	3,860
6,080	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	6,080
4,175	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,655
32,929	Embarq Corp., 7.995%, 06/01/36	37,786
	Frontier Communications Corp.,
1,350	6.250%, 09/15/21	1,300
4,070	6.875%, 01/15/25	3,714
2,640	8.125%, 10/01/18	2,912
1,987	8.250%, 04/15/17	2,171
2,625	8.500%, 04/15/20	2,809
6,252	8.750%, 04/15/22	6,525
8,335	9.250%, 07/01/21	9,127
19,573	GCI, Inc., 6.750%, 06/01/21	20,014
	Intelsat Jackson Holdings S.A., (Luxembourg),
19,891	5.500%, 08/01/23	18,269
24,202	6.625%, 12/15/22	22,508
3,850	7.250%, 04/01/19	3,946
31,295	7.250%, 10/15/20	31,725
21,800	7.500%, 04/01/21	22,127
41,848	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	37,768
4,935	Level 3 Communications, Inc., 5.750%, 12/01/22	5,040
	Level 3 Financing, Inc.,
14,049	5.125%, 05/01/23 (e)	14,084
16,411	5.375%, 05/01/25 (e)	16,329

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
	11,610	5.625%, 02/01/23 (e)	11,987
	12,645	6.125%, 01/15/21	13,404
	5,839	7.000%, 06/01/20	6,255
	16,285	8.625%, 07/15/20	17,567
	4,300	VAR, 3.914%, 01/15/18	4,354
		Qwest Capital Funding, Inc.,
	1,426	6.875%, 07/15/28	1,455
	7,107	7.750%, 02/15/31	7,533
	1,000	Qwest Corp., 7.250%, 09/15/25	1,163
		Sprint Capital Corp.,
	14,890	6.875%, 11/15/28	13,438
	3,476	6.900%, 05/01/19	3,605
	44,917	8.750%, 03/15/32	45,816
	5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	6,199
	3,440	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	3,444
	4,644	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	5,062
	6,986	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	7,536
		Virgin Media Secured Finance plc, (United Kingdom),
	565	5.250%, 01/15/21	603
	9,500	5.375%, 04/15/21 (e)	9,952
		Wind Acquisition Finance S.A., (Luxembourg),
	9,285	4.750%, 07/15/20 (e)	9,355
	395	6.500%, 04/30/20 (e)	420
	16,165	7.375%, 04/23/21 (e)	16,852
EUR	1,007	VAR, 5.245%, 04/30/19 (e)	1,115
		Windstream Services LLC,
	2,640	7.500%, 06/01/22	2,409
	18,308	7.500%, 04/01/23	16,431
	28,457	7.750%, 10/01/21	26,892
		Zayo Group LLC/Zayo Capital, Inc.,
	23,445	6.000%, 04/01/23 (e)	23,609
	3,455	6.375%, 05/15/25 (e)	3,464
	14,771	10.125%, 07/01/20	16,691

			660,248

		Wireless Telecommunication Services — 1.5%
	23,653	NII Capital Corp., 7.625%, 04/01/21 (d)	6,623
		NII International Telecom S.C.A., (Luxembourg),
	7,976	7.875%, 08/15/19 (d) (e)	7,378
	5,083	11.375%, 08/15/19 (d) (e)	4,752
	5,915	SBA Telecommunications, Inc., 5.750%, 07/15/20	6,211
	7,651	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	7,861
		Sprint Communications, Inc.,
	5,497	6.000%, 11/15/22	5,263
	8,025	7.000%, 03/01/20 (e)	8,858
	10,390	7.000%, 08/15/20	10,598
	38,782	9.000%, 11/15/18 (e)	44,454
	8,760	11.500%, 11/15/21	10,643
		Sprint Corp.,
	4,174	7.125%, 06/15/24	4,038
	15,352	7.250%, 09/15/21	15,448
	15,840	7.625%, 02/15/25	15,538
	53,430	7.875%, 09/15/23	54,333
		T-Mobile USA, Inc.,
	4,551	5.250%, 09/01/18	4,705
	5,346	6.250%, 04/01/21	5,640
	13,102	6.375%, 03/01/25	13,675
	3,099	6.464%, 04/28/19	3,202
	1,405	6.500%, 01/15/24	1,482
	9,442	6.625%, 11/15/20	9,890
	5,309	6.625%, 04/01/23	5,588
	19,152	6.633%, 04/28/21	20,422
	25,142	6.731%, 04/28/22	26,776
	7,785	6.836%, 04/28/23	8,291
	5,035	United States Cellular Corp., 6.700%, 12/15/33	4,878

			306,547

		Total Telecommunication Services	966,795

		Utilities — 0.7%
		Electric Utilities — 0.0% (g)
	2,565	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	2,546
	5,000	Texas Competitive Electric Holdings Co. LLC, VAR, 4.664%, 10/01/20	3,212

			5,758

		Gas Utilities — 0.3%
	708	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	733
	9,044	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	9,213
		Sabine Pass Liquefaction LLC,
	550	5.625%, 02/01/21	568
	12,934	5.625%, 04/15/23	13,160
	9,439	5.625%, 03/01/25 (e)	9,439
	4,700	5.750%, 05/15/24	4,777
	9,276	6.250%, 03/15/22	9,763

			47,653

		Independent Power & Renewable Electricity Producers — 0.4%
		AES Corp.,
	945	4.875%, 05/15/23	907
	1,764	5.500%, 03/15/24	1,773

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Independent Power & Renewable Electricity Producers — continued
	6,405	7.375%, 07/01/21	7,170
	13,504	VAR, 3.283%, 06/01/19	13,538
	15,000	Calpine Corp., 6.000%, 01/15/22 (e)	16,050
		Dynegy, Inc.,
	6,500	7.375%, 11/01/22 (e)	6,923
	4,070	7.625%, 11/01/24 (e)	4,365
	15,075	GenOn Energy, Inc., 9.875%, 10/15/20	15,527
		NRG Energy, Inc.,
	4,345	6.250%, 07/15/22	4,551
	3,200	7.875%, 05/15/21	3,428
	2,420	8.250%, 09/01/20	2,545
	2,154	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	2,224

			79,001

		Total Utilities	132,412

		Total Corporate Bonds (Cost $7,371,691)	7,438,271

	Insurance-Linked Securities — 2.3%
		Preferred Shares — 0.1%
	10	AlphaCat 2015 Ltd. (a) (i)	10,372

		Catastrophe Bonds — 2.2%
	9,600	Alamo Re Ltd., (Bermuda), VAR, 4.600%, 06/07/19 (e)	9,610
	11,600	Armor Re Ltd., (Bermuda), VAR, 4.000%, 12/15/16 (e)	11,472
	800	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 6.850%, 04/07/17 (e)	810
	12,850	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	12,683
EUR	11,150	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	12,539
	1,100	Cranberry Re Ltd., (Bermuda), VAR, 3.800%, 07/06/18 (e)	1,103
		East Lane Re V Ltd., (Cayman Islands),
	900	VAR, 9.000%, 03/16/16 (e)	924
	2,450	VAR, 10.750%, 03/16/16 (e)	2,535
		East Lane Re VI Ltd., (Cayman Islands),
	4,040	VAR, 2.750%, 03/14/18 (e)	3,974
	10,000	VAR, 3.750%, 03/13/20 (e)	9,842
	16,350	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e)	16,373
		Everglades Re Ltd., (Bermuda),
	41,400	VAR, 7.500%, 04/28/17 (e)	42,091
	31,700	VAR, 9.450%, 03/28/16 (e)	31,998
EUR	20,250	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	22,534
	7,150	Ibis Re II Ltd., (Cayman Islands), VAR, 4.000%, 06/28/16 (e)	7,147
		Kilimanjaro Re Ltd., (Bermuda),
	2,500	VAR, 3.750%, 11/25/19 (e)	2,472
	24,400	VAR, 4.500%, 04/30/18 (e)	24,351
	9,250	VAR, 4.750%, 04/30/18 (e)	9,208
	1,000	Kizuna II Re Ltd., (Bermuda), VAR, 2.250%, 04/06/18 (e)	1,001
	7,650	Longpoint Re Ltd., (Cayman Islands), VAR, 6.000%, 06/12/15 (e)	7,657
		Longpoint Re Ltd. III, (Cayman Islands),
	1,100	VAR, 3.750%, 05/23/18 (e)	1,097
	2,750	VAR, 4.200%, 05/18/16 (e)	2,756
	17,800	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	17,912
		MultiCat Mexico Ltd., (Cayman Islands),
	2,750	Series 2012-I, Class A, VAR, 7.500%, 12/04/15 (e)	2,741
	5,850	Series 2012-I, Class A, VAR, 8.000%, 12/04/15 (e)	5,948
	30,000	Mythen Re Ltd., (Cayman Islands), Series 2013-1, Class B, VAR, 8.000%, 07/09/15 (e)	30,057
		Nakama Re Ltd., (Bermuda),
	2,000	VAR, 2.125%, 01/16/19 (e)	1,999
	8,400	VAR, 2.500%, 04/13/18 (e)	8,437
	4,000	VAR, 2.750%, 09/29/16 (e)	4,026
	2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.000%, 05/15/17 (e)	2,011
		Residential Reinsurance 2011 Ltd., (Cayman Islands),
	8,686	VAR, 8.900%, 12/06/15 (e)	8,678
	1,250	Series CL1, VAR, 9.000%, 06/06/15 (e)	1,250
	9,500	Series CL2, VAR, 12.000%, 06/06/15 (e)	9,499
	20,550	Series CL5, VAR, 8.750%, 06/06/15 (e)	20,542
		Residential Reinsurance 2012 Ltd., (Cayman Islands),
	17,000	VAR, 4.500%, 12/06/16 (e)	17,218
	3,200	VAR, 5.750%, 12/06/16 (e)	3,266
	18,650	VAR, 8.000%, 06/06/16 (e)	19,513
		Residential Reinsurance 2013 Ltd., (Cayman Islands),
	7,000	VAR, 5.250%, 12/06/17 (e)	6,889
	1,000	VAR, 8.000%, 06/06/17 (e)	1,034
		Residential Reinsurance 2014 Ltd., (Cayman Islands),
	500	VAR, 3.500%, 06/06/18 (e)	503
	1,750	VAR, 4.800%, 12/06/18 (e)	1,700
	2,575	Riverfront Re Ltd., (Bermuda), VAR, 4.000%, 01/06/17 (e)	2,547
		Sanders Re Ltd., (Bermuda),
	42,250	VAR, 3.000%, 05/25/18 (e)	41,067
	15,650	VAR, 3.500%, 05/05/17 (e)	15,403
	2,000	VAR, 3.900%, 05/28/19 (e)	1,924
	4,000	Skyline Re Ltd., (Bermuda), VAR, 14.000%, 01/23/17 (e)	4,180

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Insurance-Linked Securities — 2.3%
	Catastrophe Bonds — continued
1,500	Ursa Re Ltd., (Bermuda), VAR, 3.500%, 12/07/17 (e)	1,493

		464,014

	Total Insurance-Linked Securities (Cost $485,160)	474,386

Mortgage Pass-Through Security — 0.3%
54,850	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 06/25/45 (Cost $55,073)	55,614
Municipal Bonds — 0.2% (t)
	Massachusetts — 0.0% (g)
2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27	3,347

	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,968

	Ohio — 0.0% (g)
3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,269

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,731
3,390	Series B, Rev., 5.000%, 03/01/34	3,810

		10,541

	Pennsylvania — 0.0% (g)
3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	3,994

	Virginia — 0.1%
9,285	Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,155

	Total Municipal Bonds (Cost $35,669)	36,274

Preferred Securities — 0.4% (x)
	Financials — 0.4%
	Banks — 0.4%
	Bank of America Corp.,
7,106	Series AA, VAR, 6.100%, 03/17/25	7,173
40,978	Series K, VAR, 8.000%, 01/30/18	43,642
10,816	Series M, VAR, 8.125%, 05/15/18	11,654
10,430	Series V, VAR, 5.125%, 06/17/19	10,274
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	2,138
	Citigroup, Inc.,
1	VAR, 5.950%, 01/30/23	1
10,560	Series O, VAR, 5.875%, 03/27/20	10,639
2	Wachovia Capital Trust III, VAR, 5.570%, 06/29/15	2

		85,523

	Capital Markets — 0.0% (g)
3,138	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	3,150

	Total Preferred Securities (Cost $85,324)	88,673

Private Placements — 2.8%
	Commercial Loans — 1.1%
32,000	Ace Hotel Bowery, 6.659%, 09/01/16 (i)	32,000
40,000	Americana Manhasset (The), VAR, 8.210%, 10/01/21 (i)	46,952
62,000	DoubleTree, VAR, 06/01/17 (i)	62,000
18,633	Hotel Waldorf-Astoria Corp. (The), VAR, 7.392%, 06/01/16 (i)	18,645
35,000	Raleigh Hotel, VAR, 7.980%, 12/31/15 (i)	35,891
40,360	Scout Harbor, VAR, 6.649%, 01/01/17 (i)	40,360

	Total Commercial Loans	235,848

	Residential Loans — 1.7%
35,000	Prospect Properties Owners, LLC, 7.181%, 11/01/16 (i)	35,000
200,000	385 First Avenue LLC, VAR, 5.669%, 10/01/17 (i)	200,000
30,000	1255 22nd Street Northwest LLC, VAR, 6.622%, 02/01/19 (i)	30,000
50,000	East 12th Street Mortgage Pass-Through Trust, VAR, 7.649%, 01/01/19 (i)	50,000
37,500	Four Seasons Private Residences, 8.154%, 03/01/16 (i)	37,500

	Total Residential Loans	352,500

	Total Private Placements (Cost $580,353)	588,348

SHARES
Investment Companies — 0.1%
337	Advent Claymore Convertible Securities & Income Fund II	2,330
146	Blackstone/GSO Strategic Credit Fund	2,347
362	Invesco Senior Income Trust	1,700
619	Nuveen Credit Strategies Income Fund	5,525
452	Voya Prime Rate Trust	2,462

	Total Investment Companies (Cost $9,033)	14,364

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
6		Loral Space & Communications, Inc. (a)	401
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	386

			787

		Specialty Retail — 0.0% (g)
93		Neebo, Inc.06/29/19 (a) (i)	358

		Total Consumer Discretionary	1,145

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
3		Halcon Resources Corp. (a)	3

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
33		Somerset Cayuga Holding Co., Inc. (a) (i)	721

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (e) (i)	800

		Total Financials	1,521

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	211

		Materials — 0.1%
		Chemicals — 0.1%
—	(h)	LyondellBasell Industries N.V., Class A	20
9		Reichhold, Inc. (a) (i)	4,027

			4,047

		Construction Materials — 0.0% (g)
34		U.S. Concrete, Inc. (a)	1,295

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., Class A, ADR (a) (i)	—	(h)

		Total Materials	5,342

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
100		Globalstar, Inc. (a)	264

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
150		Dynegy, Inc. (a)	4,851
		Total Common Stocks (Cost $10,109)	13,337

Preferred Stocks — 0.3%
		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
—	(h)	Halcon Resources Corp., Series A, 5.750% ($1,000 par value)	77
336		Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	18,564

		Total Energy	18,641

		Financials — 0.2%
		Banks — 0.0% (g)
21		Royal Bank of Scotland Group plc, (United Kingdom), Series M, 6.400%, 08/03/15 ($25 par value) @	533
32		Royal Bank of Scotland Group plc, (United Kingdom), Series N, 6.350%, 08/03/15 ($25 par value) @	793

			1,326

		Consumer Finance — 0.1%
7		Ally Financial, Inc., Series G, 7.000%, 06/29/15 ($1,000 par value) (e) @	6,665
156		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4,055

			10,720

		Insurance — 0.1%
28		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.395%, 06/29/15 ($1,000 par value) @	23,384

		Total Financials	35,430

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
5		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	5,181

		Materials — 0.0% (g)
		Containers & Packaging — 0.0%
4		Constar International, Inc., Class A (a) (i)	—

		Total Preferred Stocks (Cost $58,197)	59,252

PRINCIPAL AMOUNT
Loan Assignments — 5.4%
		Consumer Discretionary — 1.6%
		Automobiles — 0.2%
15,212		Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	15,222
17,545		Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	17,545

			32,767

		Diversified Consumer Services — 0.0% (g)
3,990		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	3,981

		Hotels, Restaurants & Leisure — 0.1%
2,000		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,880
3,726		Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	3,732
3,078		Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	3,087

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
		Hotels, Restaurants & Leisure — continued
3,990		Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	4,004

			12,703

		Household Durables — 0.0% (g)
2,920		PolarPark, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/07/20	2,907
1,527		WNA Holdings, USD Term Loans, VAR, 4.500%, 06/07/20	1,520

			4,427

		Internet & Catalog Retail — 0.0% (g)
2,363		Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.527%, 01/30/17	2,337

		Leisure Products — 0.1%
3,000		Delta 2 Sarl, Facility B-3, VAR, 4.750%, 07/30/21	2,999
5,671		FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,508
5,523		Steinway Musical, 1st Lien Term Loan, VAR, 4.750%, 09/19/19 ^	5,509

			14,016

		Media — 0.7%
2,962		AMC Entertainment, Inc., Initial 1st Lien Term Loan, VAR, 3.500%, 04/30/20	2,965
—	(h)	Cumulus Media Holdings, Inc., Term Loan, VAR, 4.250%, 12/23/20 ^	—	(h)
3,751		Entercom Radio LLC, Term Loan B-2, VAR, 4.000%, 11/23/18	3,748
35,935		iHeartCommunications, Inc., Term Loan D, VAR, 6.935%, 01/30/19	33,555
7,542		iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.685%, 07/30/19	7,142
7,627		Interactive Data Corp., Term Loan, VAR, 4.750%, 05/02/21	7,648
7,019		McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	7,063
1,342		MTL Publishing LLC, Term B Loan, VAR, 3.750%, 06/29/18	1,341
948		NEP Broadcasting LLC, 2nd Lien Term Loan B, VAR, 9.500%, 07/22/20	945
1,862		Sinclair Television Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20	1,858
8,611		Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	8,613
10,663		TWCC Holding Corp., Term Loan, VAR, 3.500%, 02/13/17	10,621
13,534		Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,511
29,658		Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20	29,605
9,512		Varsity Brands, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/10/21	9,543
13,738		Vertis, Inc., Extended 1st Lien Term Loan, VAR, 12/21/15 (d) (i)	—	(h)
3,548		Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	3,492
3,521		WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	3,488

			145,138

		Multiline Retail — 0.3%
752		Hudson’s Bay Co., Initial 1st Lien Term Loan, VAR, 4.750%, 11/04/20	755
41,265		J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	41,188
17,021		Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	17,021

			58,964

		Specialty Retail — 0.2%
3,398		Academy, Ltd., 2012 Initial Term Loan, VAR, 4.500%, 08/03/18	3,407
2,170		Gymboree Corp. (The), Initial Term Loan A&R, VAR, 5.000%, 02/23/18	1,636
1,193		Hillman Group, Inc., Initial Term Loan B, VAR, 4.500%, 06/30/21	1,196
25,946		J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	23,581
4,987		Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20	4,990
4,987		Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19	4,992
3,539		Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	3,550
3,373		Staples, Inc., Term Loan, 04/21/21 ^	3,375

			46,727

		Textiles, Apparel & Luxury Goods — 0.0% (g)
4,730		Polymer Group, Inc., Initial Term Loan, VAR, 5.250%, 12/19/19	4,748

		Total Consumer Discretionary	325,808

		Consumer Staples — 0.6%
		Food & Staples Retailing — 0.2%
625		Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	629
4,144		New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	4,164
3,325		Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,358
14,167		Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,184
19,572		SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	19,621

			41,956

		Food Products — 0.3%
6,286		Diamond Foods, Inc., 1st Lien Term Loan, VAR, 4.250%, 08/20/18	6,286

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Food Products — continued
11,245	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	11,301
12,741	H.J. Heinz Co., Term B-2 Loan, VAR, 3.250%, 06/05/20	12,742
1,985	Hearthside Group Holdings, Term Loan, VAR, 4.500%, 06/02/21 ^	1,991
4,858	Hostess Brands LLC, Term B Loan, VAR, 6.750%, 04/09/20	4,919
20,723	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	20,657
3,948	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	3,935
1,122	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	1,118
7,242	Wilton Brands, Tranche B Term Loan, VAR, 7.500%, 08/30/18	7,016

		69,965

	Household Products — 0.1%
12,031	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	12,074

	Total Consumer Staples	123,995

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
4,765	American Energy - Marcellus 1st Lien Initial Term Loan, VAR, 5.250%, 08/04/20	3,614
11,809	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	10,116
2,589	Floatel International Ltd., Initital Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	2,072
13,831	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	11,316
3,612	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	3,034

		30,152

	Oil, Gas & Consumable Fuels — 0.2%
1,244	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,240
6,296	Citgo Holding, Inc., 1st Lien Term Loan B, VAR, 9.500%, 05/12/18 ^	6,377
11,650	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	9,513
10,230	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	10,060
1,601	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18 ^	1,603
4,096	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	4,106
4,925	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,391
4,667	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	1,870
2,738	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 6.000%, 03/31/22	2,758
1,740	W&T Offshore, Inc., 2nd Lien Term Loan, VAR, 9.000%, 05/10/20 ^	1,736

		43,654

	Total Energy	73,806

	Financials — 0.2%
	Consumer Finance — 0.0% (g)
13,633	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	13,509

	Diversified Financial Services — 0.1%
1,040	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	1,040
11,577	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,572
8,153	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	8,027
1,390	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22	1,368

		22,007

	Insurance — 0.1%
5,174	Alliant Holdings I, Inc., Initial Term Loan, VAR, 5.000%, 12/20/19	5,213
6,016	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	5,992
3,888	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,895

		15,100

	Real Estate Management & Development — 0.0% (g)
2,159	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	2,165
303	Realogy Group LLC, Extended Synthetic Commitments, VAR, 0.028%, 10/10/16	301

		2,466

	Total Financials	53,082

	Health Care — 0.9%
	Biotechnology — 0.1%
9,980	Sage Products Holdings III LLC, Term Loan, VAR, 5.000%, 12/13/19	9,980

	Health Care Equipment & Supplies — 0.1%
1,320	Biomet, Inc., Dollar Term Loan B-2, VAR, 3.685%, 07/25/17	1,319
4,675	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	4,705
15,031	Ortho-Clinical Diagnosltics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	14,816

		20,840

	Health Care Providers & Services — 0.5%
9,825	21st Century Oncology, Inc., Tranche B term Loan, VAR, 6.500%, 04/30/22	9,800

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care Providers & Services — continued
10,275	Accellent, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 03/12/21	10,207
3,715	Accellent, Inc., 2nd Lien Initial Term Loan, VAR, 7.500%, 03/11/22	3,553
17,286	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19 ^	17,350
3,845	CHS/Community Health Systems, Inc., Incremental 2021 Term Loan H, VAR, 4.000%, 01/27/21	3,852
2,093	HCA, Inc., Tranche B-4 Term Loan, VAR, 3.025%, 05/01/18	2,093
9,644	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,670
18,948	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	18,995
8,676	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21	8,656
14,576	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	14,597

		98,773

	Pharmaceuticals — 0.2%
593	Ceva Logistics Holdings, Inc., U.S. Term Loan B, (United Kingdom), VAR, 6.500%, 03/19/21	563
1,136	Concordia Healthcare Corp., Initial Term Loan, (Canada), VAR, 4.750%, 04/21/22	1,145
17,574	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.185%, 02/27/21	17,611
10,497	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	10,491
4,784	Phibro Animal Health Corp., Term Loan B, VAR, 4.000%, 04/16/21	4,768
13,825	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	13,855

		48,433

	Total Health Care	178,026

	Industrials — 0.7%
	Air Freight & Logistics — 0.0% (g)
74	Ceva Group plc, Canadian Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	70
430	Ceva Group plc, Dutch B.V. Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	409
412	Ceva Group plc, Synthetic Letter of Credit, pre-Funded L/C Loan, (United Kingdom), VAR, 0.175%, 03/19/21	391

		870

	Airlines — 0.1%
25,170	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	25,151

	Building Products — 0.1%
8,095	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	8,080
5,760	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22	5,778

		13,858

	Commercial Services & Supplies — 0.0% (g)
63	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.000%, 11/06/20	63
248	Garda World Security Corp., Term B Loan, VAR, 4.000%, 11/06/20	247
1,763	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.525%, 06/30/17	1,764
2,535	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	2,539
1,164	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	1,170

		5,783

	Construction & Engineering — 0.0% (g)
561	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	565

	Electrical Equipment — 0.0% (g)
4,349	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	4,351

	Industrial Conglomerates — 0.1%
1,879	Autoparts Holdings Ltd., Term Loan, VAR, 6.500%, 07/29/17	1,806
6,303	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	6,209

		8,015

	Machinery — 0.3%
33,118	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	32,340
5,524	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	5,527
7,120	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22 ^	7,150
9,901	Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 4.000%, 08/21/20	9,887

		54,904

	Marine — 0.0% (g)
3,390	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	2,373

	Road & Rail — 0.0% (g)
1,209	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	1,207

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., New Term Loan, VAR, 3.500%, 04/30/20	11,816

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Trading Companies & Distributors — continued
4,969	HD Supply, Inc., Term Loan, VAR, 4.000%, 06/28/18	4,972
4,732	Interline Brands, Inc., 1st Lien Term Loan, VAR, 4.000%, 03/17/21	4,723

		21,511

	Total Industrials	138,588

	Information Technology — 0.5%
	Communications Equipment — 0.1%
5,327	Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 4.685%, 10/26/17	5,304
1,920	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	1,918
14,677	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/24/22	14,815

		22,037

	Electronic Equipment, Instruments & Components — 0.1%
4,165	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,152
5,990	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	5,992
6,668	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	6,742

		16,886

	Internet Software & Services — 0.1%
7,012	Go Daddy Group, Inc., Initial Term Loan, VAR, 4.750%, 05/13/21	7,033
12,188	SkillSoft Corp., 1st Lien Initial Term Loan, VAR, 5.750%, 04/28/21	11,999
6,715	SkillSoft Corp., 2nd Lien Initial Term Loan, VAR, 9.250%, 04/28/22	6,366

		25,398

	IT Services — 0.1%
11,800	First Data Corp., 2018 Dollar Term Loan, VAR, 3.685%, 03/23/18	11,791
3,300	First Data Corp., 2018 Term Loan, VAR, 3.685%, 09/24/18	3,297
1,377	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.500%, 01/20/21	1,380

		16,468

	Semiconductors & Semiconductor Equipment — 0.1%
3,263	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21	3,266
6,691	Entegris, Inc., Tranche B Term Loan, VAR, 3.500%, 04/30/21	6,677
7,153	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	7,170
4,313	On Semiconductor Corp., Term Loan, VAR, 2.025%, 01/02/18	4,205

		21,318

	Software — 0.0% (g)
1,987	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	1,990
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,373

		6,363

	Total Information Technology	108,470

	Materials — 0.2%
	Chemicals — 0.1%
4,162	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	4,159
3,982	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	4,062
3,950	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 1st lien USD Term Loan B, (Luxembourg), VAR, 4.250%, 11/05/21 ^	3,958

		12,179

	Construction Materials — 0.0% (g)
4,646	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	4,646
2,518	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,530

		7,176

	Containers & Packaging — 0.0% (g)
4,830	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial 2nd Lien Term Loan, VAR, 8.250%, 07/31/22	4,818
1,990	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	1,991

		6,809

	Metals & Mining — 0.1%
4,069	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	3,974
3,300	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	3,094
2,494	FMG Resources Pty, Ltd.,Term Loan B, (Australia), VAR, 3.750%, 06/30/19	2,257

		9,325

	Total Materials	35,489

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3,754	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	3,788
3,970	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	3,976
9,497	Integra Telecom Holdings, Inc., Term Loan B, VAR, 08/08/20 ^	9,443
3,367	Virgin Media Finance plc, Term Loan B, VAR, 3.500%, 06/07/20	3,356

		20,563

	Wireless Telecommunication Services — 0.0% (g)
5,688	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	5,439

	Total Telecommunication Services	26,002

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Utilities — 0.3%
	Electric Utilities — 0.3%
6,009	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	6,032
12,281	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	11,821
37,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.668%, 10/10/17 (d)	22,599
24,805	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.668%, 10/10/16 (d)	14,883

		55,335

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,862	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,850

	Total Utilities	57,185

	Total Loan Assignments (Cost $1,152,395)	1,120,451

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
209	Neebo, Inc. expiring 6/20/19 (Strike Price $1.00) (a) (i)	—	(h)

	Total Consumer Discretionary	—	(h)

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	14

	Total Warrants (Cost $2)	14

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
18,823	Eurodollar, Expiring 12/14/15, at $98.75, American Style	353
782	Eurodollar, Expiring 09/19/16, at $97.75, American Style	93
1,381	Eurodollar, Expiring 12/19/16, at $98.00, American Style	500

	Total Options Purchased (Cost $9,250)	946

PRINCIPAL AMOUNT
Short-Term Investments — 41.7%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
2,075	0.064%, 11/12/15 (k) (n)	2,075
26,440	0.065%, 08/27/15 (k) (n)	26,439
27,660	0.081%, 06/04/15 (n)	27,660

	Total U.S. Treasury Obligations	56,174

SHARES
	Investment Company — 41.4%
8,545,110	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) †	8,545,110

	Total Short-Term Investments (Cost $8,601,280)	8,601,284

	Total Investments — 100.0% (Cost $20,543,040)	20,625,837
	Other Assets in Excess of Liabilities — 0.0% (g)	1,925

	NET ASSETS — 100.0%	$20,627,762

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(1,380)	90 Day Eurodollar	06/15/15	(343,991)	(650)
(1,924)	90 Day Eurodollar	09/14/15	(479,076)	(1,560)
(920)	10 Year U.S. Treasury Note	09/21/15	(117,472)	(700)
(14)	U.S. Long Bond	09/21/15	(2,179)	(47)
(137)	U.S. Ultra Bond	09/21/15	(21,959)	(565)
(45)	2 Year U.S. Treasury Note	09/30/15	(9,849)	(15)
(2,288)	5 Year U.S. Treasury Note	09/30/15	(273,934)	(1,239)
(1,383)	90 Day Eurodollar	12/14/15	(343,796)	(470)
(1,435)	90 Day Eurodollar	06/19/17	(352,759)	15

				(5,231)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
21,600	AUD	Goldman Sachs International	09/21/15	16,393	16,415	22
21,600	AUD	Westpac Banking Corp.	09/21/15	16,457	16,415	(42)

36,160	EUR	Goldman Sachs International	09/21/15	40,448	39,781	(667)

575,900	NOK	TD Bank Financial Group	06/15/15	76,254	74,079	(2,175)

65,090	NZD	Union Bank of Switzerland AG	09/21/15	48,232	45,711	(2,521)

181,540	SEK	Union Bank of Switzerland AG	06/15/15	21,434	21,296	(138)

90,538	SGD	BNP Paribas	09/21/15	67,923	66,994	(929)
108,250	SGD	Goldman Sachs International	09/21/15	79,531	80,099	568
90,619	SGD	Union Bank of Switzerland AG	09/21/15	68,275	67,053	(1,222)

				434,947	427,843	(7,104)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
21,600	AUD	Morgan Stanley	09/21/15	16,490	16,415	75
21,600	AUD	Union Bank of Switzerland AG	09/21/15	16,621	16,415	206

3,364	CAD	Goldman Sachs International	06/23/15	2,759	2,704	55

15,852	EUR	Goldman Sachs International	06/23/15	17,748	17,415	333
22,225	EUR	Barclays Bank plc	07/10/15	24,173	24,422	(249)
9,674	EUR	Citibank, N.A.	07/10/15	10,763	10,630	133
36,160	EUR	Deutsche Bank AG	09/21/15	39,367	39,781	(414)

287,950	NOK	Morgan Stanley	06/15/15	36,771	37,040	(269)
287,950	NOK	Union Bank of Switzerland AG	06/15/15	37,437	37,039	398

65,090	NZD	Union Bank of Switzerland AG	09/21/15	47,210	45,711	1,499

181,540	SEK	TD Bank Financial Group	06/15/15	21,698	21,296	402

126,668	SGD	BNP Paribas	09/21/15	93,170	93,727	(557)
36,167	SGD	TD Bank Financial Group	09/21/15	26,520	26,761	(241)
162,739	SGD	Union Bank of Switzerland AG	09/21/15	121,149	120,419	730

				511,876	509,775	2,101

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.;
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/20	4.381%	3,540	(132)	203
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.069	2,325	(187)	231
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.069	4,740	(381)	377
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.269	3,570	(369)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.269	4,166	(430)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.269	5,993	(619)	733
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.359	722	(60)	73
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.359	3,520	(295)	397
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.339	1,987	(168)	194
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/20	4.381	3,540	(132)	206
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.444	3,625	(204)	242
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.621	2,358	(203)	188
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	06/20/20	5.729	7,109	1,390	(1,806)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/20	1.169	72,440	446	(1,278)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/20	1.169	127,770	787	(2,293)
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	06/20/20	6.536	7,260	386	(489)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	06/20/20	0.877	217,810	(1,731)	651
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/20	2.102	127,050	6,330	(6,975)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	06/20/20	1.650	7,270	211	(328)
Citibank, N.A.:
Barrick Gold Corp., 5.800%, 11/15/34	1.000% quarterly	06/20/20	1.600	7,270	194	(371)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/20	2.281	3,000	165	(155)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.061	6,944	(695)	726
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	06/20/20	2.728	25,400	1,966	(3,357)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.269	7,205	(745)	796
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	06/20/20	2.518	10,880	747	(1,154)
MGM Resorts International, 7.625%, 01/15/17	5.000% quarterly	09/20/15	0.801	7,200	(166)	315
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	33.694	7,060	1,713	(1,811)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.061	1,442	(144)	148
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/20	4.381	3,540	(132)	222
Morgan Stanley Capital Services
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	06/20/20	2.518	7,260	498	(661)
Penerbangan Malaysia Berhad, 5.625%, 03/15/16	1.000% quarterly	03/20/20	1.095	14,430	35	(245)

					8,075	(14,272)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAYY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.;
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	6,970	1,151	(1,309)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	14,170	2,339	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,370	2,207	(3,973)
CDX.EM.23-V1	1.000% quarterly	06/20/20	2.913	87,130	7,346	(9,233)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.181	7,270	(84)	117
CMBX.NA.AA.3	0.270% monthly	12/13/49	48.838	14,100	7,970	(7,999)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	86.822	6,900	1,527	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	86.822	10,550	2,335	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	6,600	1,090	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,380	2,209	(3,404)
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.181	7,230	(83)	108
CMBX.NA.A.6	2.000% monthly	05/11/63	2.181	7,220	(83)	128
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.181	7,260	(84)	112
CMBX.NA.AA.3	0.270% monthly	12/13/49	48.838	7,050	3,985	(4,088)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,500	49	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	8,800	287	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	12,100	395	(3,595)

					32,556	(55,312)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.23-V3	5.000% quarterly	12/20/19	2.973%		10,000	(909)	731
CDX.NA.HY.23-V3	5.000% quarterly	12/20/19	2.973		18,000	(1,637)	1,487
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.633		710,160	(12,862)	12,295
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.597	EUR	866,760	(19,131)	19,980

						(34,539)	34,493

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.;
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900%	3,610	(2,136)	2,408
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	2,893	(1,699)	1,431
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	3,620	(2,127)	2,219
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	7,210	(4,236)	4,457
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	7,220	(4,241)	4,679
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	7,230	(4,247)	4,175
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,358
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	7,200	(4,259)	4,602
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	10,800	(6,388)	6,932
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	5.658	1,410	13	154
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	5.658	1,440	13	34
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	5.658	3,600	34	85
United Mexican States, 5.950%, 03/19/19*	1.000% quarterly	06/20/15	0.423	36,270	84	(69)
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,346
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.334	2,010	96	186
Citibank, N.A.:
International Lease Finance Corp., 8.250%, 12/15/20	5.000% quarterly	09/20/19	1.349	5,000	790	(769)
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.659	3,510	27	301
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.659	3,620	28	101
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.659	4,190	33	119
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	1,450	(858)	940
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,341
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,377
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,377
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.334	2,000	95	206
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	3,620	(2,127)	2,183
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,600	(2,129)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,610	(2,135)	2,298
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.659	1,430	11	44
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	6.420	7,050	(9)	950
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	06/20/17	44.980	3,540	(1,762)	1,677
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	06/20/17	44.980	3,540	(1,762)	1,712
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	06/20/17	44.980	7,060	(3,514)	3,435
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	1,450	(852)	854
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,600	(2,129)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,610	(2,135)	2,334
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,341
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,359
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,376
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	5.658	3,530	33	181
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	6.420	4,960	(7)	494
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	6.420	7,090	(9)	621
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	7.196	3,540	(61)	621
Windstream Services LLC, 7.500%, 06/01/22	5.000% quarterly	06/20/20	5.680	3,530	(67)	(92)
Windstream Services LLC, 7.500%, 06/01/22	5.000% quarterly	06/20/20	5.680	7,090	(135)	(196)
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,610	(2,135)	2,298
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,610	(2,135)	2,399
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,610	(2,135)	2,403
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,331
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	3,620	(2,141)	2,350
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	7,210	(4,265)	4,764
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.334	3,450	164	268

					(79,683)	89,333

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	68.666%	14,100	(7,097)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	2,620	(536)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,280	(1,897)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,360	(1,913)	6,080
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	68.666	7,050	(3,548)	4,932

					(14,991)	30,564

Centrally Cleared Credit Default Swaps - Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
iTraxx Europe Crossover 22.1	5.000% quarterly	12/20/19	2.852%	EUR 286,031	31,013	(23,160)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	14,907	(175)
Bank of America	0.888% semi-annually	3 months LIBOR quarterly	12/21/17	18,900	4
Bank of America	0.866% semi-annually	3 months LIBOR quarterly	12/27/17	15,200	18
Deutsche Bank AG, New York	0.797% semi-annually	3 months LIBOR quarterly	10/16/17	25,000	89
Deutsche Bank AG, New York	1.717% semi-annually	3 months LIBOR quarterly	10/16/22	13,500	202

					138

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	34,400	(498)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	33,891	(521)
3.979% semi-annually	3 months LIBOR quarterly	04/17/24	30,000	(1,710)

				(2,729)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.;
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	7,280	441
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	7,290	333
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	24,360	924
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	24,380	569
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	24,380	569
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	177
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	184
BNP Paribas:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	3,640	241
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,270	455
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,280	431
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,280	447
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,290	392
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,380	687
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,380	617
Citibank, N.A.:
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	177
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,150	173
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	176
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	176
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,040	177
IOS Index 4.5% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	297
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	43,100	158
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	171
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	171
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	142
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	21,457	78
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	324
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	4,870	215
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,270	461
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,270	511
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,280	393
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	9,750	397
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	14,620	600
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,370	585
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,410	633
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	184
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,280	486
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,290	339
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	14,580	671
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,360	910
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,370	638

					15,710

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligation
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
†	—	Approximately $55,270 of this investment is restricted as collateral for swaps to various brokers.
^	—	All or a portion of the security is unsettled as of May 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2015.
(a)	—	Non-income producing security.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	330,790
Aggregate gross unrealized depreciation	(247,993)

Net unrealized appreciation/depreciation	82,797

Federal income tax cost of investments	20,543,040

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is compromised of the Treasury yield curve point plus the corresponding matrix yield spread. As of May 31, 2015 the total market value of matrix-priced securities represents 2.8% of the Fund’s net assets.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at Period End Date.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$401	$—	$744		$1,145
Energy	3	—	—		3
Financials	—	—	1,521		1,521
Industrials	—	—	211		211
Materials	1,315	—	4,027		5,342
Telecommunication Services	264	—	—		264
Utilities	4,851	—	—		4,851

Total Common Stocks	6,834	—	6,503		13,337

Preferred Stocks
Energy	18,564	77	—		18,641
Financials	35,430	—	—		35,430
Industrials	5,181	—	—		5,181
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	59,175	77	—	(a)	59,252

Debt Securities
Asset-Backed Securities	—	—	743,494		743,494
Collateralized Mortgage Obligations
Agency CMO	—	367,345	—		367,345
Non-Agency CMO	—	728,524	105,446		833,970

Total Collateralized Mortgage Obligations	—	1,095,869	105,446		1,201,315

Commercial Mortgage-Backed Securities	—	—	174,544		174,544
Convertible Bonds
Consumer Discretionary	—	5,872	—	(b)	5,872
Telecommunication Services	—	6,721	—		6,721
Utilities	—	—	2,677		2,677

Total Convertible Bonds	—	12,593	2,677		15,270

Corporate Bonds
Consumer Discretionary	—	1,587,585	6,091		1,593,676
Consumer Staples	—	319,287	—		319,287
Energy	—	1,010,026	—		1,010,026
Financials	—	602,032	—		602,032
Health Care	—	722,752	—		722,752
Industrials	—	725,280	34,675		759,955
Information Technology	—	683,812	—		683,812
Materials	—	629,086	18,438		647,524
Telecommunication Services	—	966,795	—		966,795
Utilities	—	132,412	—		132,412

Total Corporate Bonds	—	7,379,067	59,204		7,438,271

Insurance-Linked Securities	—	459,834	14,552		474,386
Mortgage Pass-Through Securities	—	55,614	—	(b)	55,614

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Municipal Bonds	$—	$36,274	$—		$36,274
Preferred Securities
Financials	—	88,673	—		88,673
Private Placements — Commercial Loan	—	—	235,848		235,848
Private Placements — Residential Loan	—	—	352,500		352,500
Investment Companies	14,364	—	—		14,364
Loan Assignments
Consumer Discretionary	—	325,808	—	(b)	325,808
Consumer Staples	—	123,995	—		123,995
Energy	—	73,806	—		73,806
Financials	—	53,082	—		53,082
Health Care	—	178,026	—		178,026
Industrials	—	138,588	—		138,588
Information Technology	—	108,470	—		108,470
Materials	—	35,489	—		35,489
Telecommunication Services	—	26,002	—		26,002
Utilities	—	57,185	—		57,185

Total Loan Assignments	—	1,120,451	—	(b)	1,120,451

Options Purchased
Put Option Purchased	946	—	—		946

Warrants
Consumer Discretionary	—	—	—	(b)	— (b)
Industrials	—	—	14		14

Total Warrants	—	—	14		14

Short-Term Investments
Investment Company	8,545,110	—	—		8,545,110
U.S. Treasury Obligations	—	56,174	—		56,174

Total Investments in Securities	$8,626,429	$10,304,626	$1,694,782		$20,625,837

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,421	$—		$4,421
Futures Contracts	15	—	—		15
Swaps	—	52,090	—		52,090

Total Appreciation in Other Financial Instruments	$15	$56,511	$—		$56,526

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,424)	$—		$(9,424)
Futures Contracts	(5,246)	—	—		(5,246)
Swaps	—	(34,894)	—		(34,894)

Total Depreciation in Other Financial Instruments	$(5,246)	$(44,318)	$—		$(49,564)

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Asset-Backed Securities	$680,483		$—	$(643)	$2,318	$80,097		$(18,761)	$—	$—	$743,494
Collateralized Mortgage Obligations-Non-Agency CMO	143,651		(1,307)	1,647	(8)	6,595		(45,132)	—	—	105,446
Commercial Mortgage-Backed Securities	117,954		(58,499)	(436)	44	115,481		—	—	—	174,544
Common Stocks-Consumer Discretionary	688		—	56	—	—		—	—	—	744
Common Stocks-Financials	1,856		—	(335)	—	—		—	—	—	1,521
Common Stocks-Industrials	128		—	83	—	—		—	—	—	211
Common Stocks-Materials	—	(a)	—	330	—	3,697		—	—	—	4,027
Convertible Bonds-Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds-Utilities	3,734		—	(1,057)	—	—		—	—	—	2,677
Corporate Bonds-Consumer Discretionary	1,484		—	(75)	(37)	2		(20)	4,737	—	6,091
Corporate Bonds-Industrials	35,866		1	(425)	119	—		(886)	—	—	34,675
Corporate Bonds-Materials	17,560		277	48	(265)	4,419		(3,601)	—	—	18,438
Corporate Bonds-Utilities	2		(91)	91	—	—		(2)	—	—	—
Insurance-Linked Security-Catastrophe Bonds	4,184		—	(4)	—	—		—	—	—	4,180
Insurance-Linked Security-Preferred Shares	9,952		—	180	—	240		—	—	—	10,372
Loan Assignment-Consumer Discretionary	9		—	(9)	—	—		—	—	—	—	(a)
Mortgage Pass-Through Security	—		—	— (a)	—	—	(a)	—	—	—	—	(a)
Preferred Stock-Materials	—	(b)	—	—	—	—		—	—	—	—	(b)
Private Placements-Commercial Loans	269,687		—	(385)	22	62,000		(95,476)	—	—	235,848
Private Placements-Residential Loans	382,500		—	—	—	35,000		(65,000)	—	—	352,500
Warrants-Consumer Discretionary	—	(b)	—	— (a)	—	—		—	—	—	—	(a)
Warrants-Industrials	—	(a)	—	14	—	—		—	—	—	14

	$1,669,738		$(59,619)	$(920)	$2,193	$307,531		$(228,878)	$4,737	$—	$1,694,782

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(491,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$211		Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—	(d)	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	211

	—	(e)	Market Comparable Companies (c)	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	—	(e)

	1,892		Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
				Discount for lack of marketability (a)	10% (N/A)

Corporate Bond	1,892

	588,348		Discounted Cash Flow	Discount Rate	3.73% - 8.27% (6.55%)

Private Placements	588,348

	717,724		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.61%)
				Constant Default Rate	0.00% - 18.00% (7.51%)
				Yield (Discount Rate of Cash Flows)	1.06% - 8.00% (4.41%)

Asset-Backed Securities	717,724

	85,442		Discounted Cash Flow	Constant Prepayment Rate	4.00% - 10.00% (7.20%)
				Constant Default Rate	0.00% - 13.46% (1.45%)
				Yield (Discount Rate of Cash Flows)	1.93% - 5.85% (3.71%)

Collateralized Mortgage Obligations	85,442

	118,507		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% - 6.17% (5.32%)

Commercial Mortgage-Backed Securities	118,507

Warrants	—	(d)	Intrinsic Value	Issue Price vs. Stock Price

Total	1,512,124

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $182,658,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(d)	Amount rounds to less than $1,000.
(e)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund, tailor lettering for notes used.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
27	Constar International, Inc., 11.000%, 12/31/17 (d) (i) (Cost $26)	5

Municipal Bonds — 79.4% (t)
	Alabama — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	252

	Alaska — 0.9%
	Education — 0.3%
300	Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/18	311

	Housing — 0.2%
205	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	215

	Other Revenue — 0.4%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	369
110	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	110

		479

	Total Alaska	1,005

	Arizona — 1.6%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	331
15	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	15

		346

	Other Revenue — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	109

	Transportation — 0.5%
545	Phoenix City Civic Improvement Corp., Junior Lien, Series C, Rev., 5.000%, 07/01/24	626

	Utility — 0.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	245

	Water & Sewer — 0.5%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	602

	Total Arizona	1,928

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
45	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	46

	California — 3.8%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Rev., AGM, Zero Coupon, 08/01/30	112

	General Obligation — 0.6%
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	408
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	55
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	232

		695

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	106

	Housing — 0.0% (g)
10	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	10

	Other Revenue — 0.6%
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset- Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23	696

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.6%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	510
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	222

		732

	Transportation — 0.7%
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	876

	Utility — 1.1%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	278
	Los Angeles Department of Water & Power, Power System,
250	Series B, Rev., 5.000%, 07/01/43	280
290	Subseries A-1, Rev., 5.250%, 07/01/38	321
350	Los Angeles Department of Water & Power, Water System, Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	374

		1,253

	Total California	4,480

	Colorado — 1.2%
	Certificate of Participation/Lease — 0.3%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	341

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	529

	Housing — 0.0% (g)
30	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	30

	Transportation — 0.3%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	371

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	134

	Total Colorado	1,405

	Connecticut — 1.5%
	Education — 1.5%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	538
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/19	1,007
200	Series A, Rev., 5.250%, 11/15/24	231

	Total Connecticut	1,776

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
455	Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	480
45	Series D-1, Rev., AMT, GNMA/FNMA, 4.625%, 01/01/23	45

	Total Delaware	525

	District of Columbia — 0.9%
	Education — 0.2%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	211

	Other Revenue — 0.4%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	110
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	230
115	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	119

		459

	Transportation — 0.3%
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	115
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	223

		338

	Total District of Columbia	1,008

	Florida — 10.0%
	Certificate of Participation/Lease — 0.9%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	888

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
200	Miami-Dade County School Board, Series A, COP, NATL-RE-IBC, FGIC, 5.000%, 05/01/17 (p)	215

		1,103

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	547

	General Obligation — 1.2%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, GO, 5.000%, 12/01/26	1,143
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	225

		1,368

	Housing — 0.8%
115	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	121
340	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	345
435	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	464

		930

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	576
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	504

		1,080

	Other Revenue — 1.7%
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	220
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	209
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	595
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	954

		1,978

	Transportation — 2.1%
300	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	336
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	114
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	169
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	696
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,135

		2,450

	Utility — 1.9%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	238
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	552
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	317
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	661
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	541

		2,309

	Total Florida	11,765

	Georgia — 2.1%
	Education — 0.2%
200	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	211

	Housing — 0.6%
	Georgia Housing & Finance Authority, Non Single Family,
120	Series B, Rev., 4.000%, 12/01/29	127

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
495	Subseries A-1, Rev., 4.000%, 06/01/44	532

		659

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	504

	Other Revenue — 0.2%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	291

	Transportation — 0.4%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	534

	Utility — 0.3%
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	332

	Total Georgia	2,531

	Guam — 0.2%
	Water & Sewer — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	222

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	115

	Idaho — 0.7%
	General Obligation — 0.7%
750	City of Nampa, GO, 5.000%, 08/01/21	877

	Illinois — 4.0%
	General Obligation — 0.7%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	144
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	60
410	Series C, GO, 5.250%, 12/01/32	487
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	173

		864

	Housing — 0.5%
70	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	74
435	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., 4.000%, 02/01/35	460

		534

	Other Revenue — 1.3%
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	310
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	855
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	203
130	Rev., 5.250%, 06/01/21	151

		1,519

	Prerefunded — 0.1%
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 07/01/16 (p)	105

	Transportation — 0.6%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	224
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	217
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	315

		756

	Water & Sewer — 0.8%
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	526
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	181
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	205

		912

	Total Illinois	4,690

	Indiana — 1.4%
	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Program,
60	Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	63

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
100	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	107

		170

	Other Revenue — 1.0%
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	75
	Indiana Health Facility Financing Authority, Ascension Health,
95	Rev., 5.000%, 07/28/16 (p)	100
5	Rev., 5.000%, 11/01/27	5
150	Series A-1, Rev., VAR, 5.000%, 06/01/17	163
265	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	268
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	574

		1,185

	Water & Sewer — 0.2%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	287

	Total Indiana	1,642

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
40	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	42

	Kansas — 0.3%
	Housing — 0.1%
125	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	130

	Other Revenue — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	218

	Total Kansas	348

	Kentucky — 0.3%
	Housing — 0.1%
45	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	47

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	252

	Total Kentucky	299

	Louisiana — 0.9%
	Housing — 0.2%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
75	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	76
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	37
75	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	76
25	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	25

		214

	Other Revenue — 0.2%
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	257

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	139

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	460

	Total Louisiana	1,070

	Maine — 1.2%
	Housing — 0.9%
	Maine State Housing Authority,
595	Series A-1, Rev., AMT, 4.500%, 11/15/28	626
390	Series B, Rev., 4.000%, 11/15/43	419

		1,045

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.3%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	350

	Total Maine	1,395

	Maryland — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	110

	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	458

	Total Maryland	568

	Massachusetts — 5.5%
	Education — 1.5%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	420
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	545
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	698
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	107

		1,770

	Housing — 1.2%
	Massachusetts Housing Finance Agency, Single Family Housing,
370	Series 160, Rev., AMT, 3.750%, 06/01/34	376
970	Series 169, Rev., 4.000%, 12/01/44	1,047

		1,423

	Other Revenue — 0.5%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	383
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	150

		533

	Transportation — 1.2%
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	557
770	Series A, Rev., AMT, 5.000%, 07/01/37	845

		1,402

	Water & Sewer — 1.1%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	626
100	Series B, Rev., AGM, 5.250%, 08/01/32	126
500	Series D, Rev., 5.000%, 08/01/44	565

		1,317

	Total Massachusetts	6,445

	Michigan — 1.7%
	Education — 0.5%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., 5.000%, 11/01/22	558

	General Obligation — 0.0% (g)
8	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	8

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	223

	Other Revenue — 0.1%
42	Michigan Finance Authority, Local Government Loan Program, Series G-6A, Rev., AMBAC, 5.250%, 04/01/16	42

	Transportation — 0.5%
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	460
150	Series D, Rev., 5.000%, 12/01/18	167

		627

	Water & Sewer — 0.4%
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	491

	Total Michigan	1,949

	Minnesota — 2.3%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	212

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 2.1%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
39	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	39
210	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	222
50	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	52
115	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	122
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	106
300	Rev., 5.250%, 08/01/26	347
	Minnesota Housing Finance Agency, Residential Housing Finance,
585	Series A, Rev., 4.000%, 07/01/38	627
445	Series B, Rev., 4.000%, 01/01/38	479
485	Series C, Rev., 4.000%, 01/01/45	522

		2,516

	Total Minnesota	2,728

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	194
100	Series A, Rev., 5.250%, 01/01/34	124

	Total Mississippi	318

	Missouri — 1.1%
	General Obligation — 0.2%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	287

	Housing — 0.5%
135	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	143
195	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41	210
165	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	177

		530

	Other Revenue — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	487

	Total Missouri	1,304

	Montana — 0.6%
	Housing — 0.3%
335	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	349

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	108

	Utility — 0.2%
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	230

	Total Montana	687

	Nebraska — 1.0%
	General Obligation — 0.6%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	367
285	GO, 5.250%, 04/01/27	358

		725

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	399

	Total Nebraska	1,124

	Nevada — 0.1%
	General Obligation — 0.0% (g)
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	52

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/15 (p)	95

	Total Nevada	147

	New Hampshire — 0.5%
	Education — 0.3%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	253
100	Rev., NATL-RE, 5.500%, 06/01/27	128

		381

	Housing — 0.2%
80	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	84
90	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	95

		179

	Total New Hampshire	560

	New Jersey — 2.3%
	Education — 1.3%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	277
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	511
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	560
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	211

		1,559

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	509

	Other Revenue — 0.6%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	445
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	215

		660

	Total New Jersey	2,728

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
120	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	130
110	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	116
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5

		251

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	432
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	57

		489

	Total New Mexico	740

	New York — 7.0%
	Education — 0.5%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	345
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	271

		616

	General Obligation — 0.5%
500	City of New York, Series I, GO, 5.000%, 08/01/21	591

	Housing — 0.4%
500	State of New York, Mortgage Agency, Homeowner Mortgage, Series 191, Rev., AMT, 3.500%, 10/01/34	522

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	519

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 2.5%
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	579
750	New York State Energy Research & Development Authority, Pollution Control, Series B, Rev., 2.000%, 05/01/20	745
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	398
390	Series B, Rev., 5.500%, 10/15/30	499
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	388
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	371

		2,980

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	555

	Transportation — 0.4%
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	454

	Water & Sewer — 1.8%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	288
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	281
440	Rev., 5.375%, 06/15/43	515
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	436
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	565

		2,085

	Total New York	8,322

	North Carolina — 0.0% (g)
	Housing — 0.0% (g)
20	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	21

	North Dakota — 0.6%
	Housing — 0.4%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
190	Series A, Rev., 3.750%, 07/01/42	201
245	Series A, Rev., 4.000%, 07/01/34	263

		464

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	229

	Total North Dakota	693

	Ohio — 3.4%
	Education — 1.0%
	Ohio State University, General Receipts, Special Purpose,
500	Series A, Rev., 5.000%, 06/01/28	577
365	Series A, Rev., 5.000%, 06/01/43	406
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	152

		1,135

	General Obligation — 0.2%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.250%, 12/01/25	228
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	57

		285

	Housing — 0.5%
335	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	341
	Ohio Housing Finance Agency, Single Family Mortgage,
145	Series 1, Rev., 5.000%, 11/01/28	153
115	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	122

		616

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	192
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	298

		490

	Other Revenue — 1.2%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	304
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 05/15/22	432
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	100
500	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	524

		1,360

	Prerefunded — 0.1%
95	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	106

	Utility — 0.0% (g)
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	5

	Total Ohio	3,997

	Oklahoma — 1.2%
	Transportation — 0.7%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24	339
420	Series A, Rev., AMT, 5.000%, 06/01/25	470

		809

	Water & Sewer — 0.5%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	252
285	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/30	340

		592

	Total Oklahoma	1,401

	Oregon — 1.6%
	Education — 0.5%
500	University of Oregon, Rev., 5.000%, 04/01/45	566

	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	208
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	26
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	123

		357

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	216
85	Series B, Rev., AMT, 5.000%, 07/01/30	91

		307

	Other Revenue — 0.3%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	363

	Transportation — 0.2%
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	244

	Total Oregon	1,837

	Pennsylvania — 2.5%
	Education — 0.7%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	182
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	665

		847

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
225	Series 112, Rev., 5.000%, 04/01/28	238
425	Series 96-B, Rev., 3.950%, 10/01/16	441

		679

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	508

	Transportation — 0.8%
	Allegheny County Airport Authority, Pittsburgh International Airport,
350	Series A-1, Rev., 5.000%, 01/01/26	389
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	571

		960

	Total Pennsylvania	2,994

	Puerto Rico — 0.0% (g)
	Prerefunded — 0.0% (g)
10	Puerto Rico Highways and Transportation Authority, Series X, Rev., NATL-RE- IBC, 5.500%, 07/01/15 (p)	10

	Transportation — 0.0% (g)
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
20	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	20
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	25

		45

	Total Puerto Rico	55

	Rhode Island — 0.7%
	Education — 0.5%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.000%, 12/01/23	556

	Transportation — 0.2%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	282

	Total Rhode Island	838

	South Carolina — 0.5%
	Education — 0.5%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	600

	South Dakota — 0.1%
	Housing — 0.1%
150	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	159

	Tennessee — 1.2%
	Housing — 0.4%
	Tennessee Housing Development Agency, Homeownership Program,
255	Series 1A, Rev., AMT, 4.500%, 01/01/38	270
145	Series A, Rev., AMT, 4.500%, 07/01/31	153

		423

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	137

	Utility — 0.7%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	422
375	Series A, Rev., 5.250%, 09/01/23	434

		856

	Total Tennessee	1,416

	Texas — 5.0%
	Education — 0.7%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	116
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	177
395	Series B, Rev., 5.250%, 07/01/30	500

		793

	General Obligation — 1.6%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	110
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	292

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	88
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	253
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,158

		1,901

	Housing — 0.2%
135	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	145
60	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	63

		208

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.500%, 08/01/20	510

	Other Revenue — 0.3%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	163
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	193

		356

	Prerefunded — 0.2%
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	21
130	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	155

		176

	Transportation — 0.2%
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	231

	Utility — 1.0%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	107
1,000	Rev., 5.000%, 02/01/23	1,101

		1,208

	Water & Sewer — 0.4%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	477

	Total Texas	5,860

	Utah — 1.0%
	Other Revenue — 0.5%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	49
450	Series C, Rev., AGM, 5.250%, 06/15/32	564

		613

	Utility — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	555

	Total Utah	1,168

	Vermont — 1.4%
	Housing — 1.4%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series B, Rev., 3.750%, 11/01/45	788
500	Series B, Rev., 4.000%, 11/01/44	536
280	Series B, Rev., AMT, 4.125%, 11/01/42	291

	Total Vermont	1,615

	Virginia — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	252

	Other Revenue — 0.5%
485	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	569

	Prerefunded — 0.0% (g)
15	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	18

	Total Virginia	839

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
		Washington — 2.4%
		General Obligation — 0.2%
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	185

		Hospital — 0.7%
770		Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., GNMA/FNMA, 3.500%, 06/01/44	805

		Housing — 0.1%
160		Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	170

		Transportation — 1.0%
1,000		Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,137

		Utility — 0.4%
150		Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	174
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	341

			515

		Total Washington	2,812

		West Virginia — 0.5%
		Other Revenue — 0.5%
500		Monongalia County Building Commission, Rev., 5.000%, 07/01/23	576

		Wisconsin — 1.0%
		Hospital — 0.5%
500		Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	568

		Other Revenue — 0.3%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	384

		Transportation — 0.2%
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	281

		Total Wisconsin	1,233

		Wyoming — 0.4%
		Housing — 0.1%
105		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	105

		Other Revenue — 0.3%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	402

		Total Wyoming	507

		Total Municipal Bonds (Cost $90,972)	93,662

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
— (h	)	Constar International, Inc., Class A, ADR (a) (i) (Cost $– (h))	—

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
— (h	)	Constar International, Inc., Class A (a) (i) (Cost $9)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 16.9%
		Consumer Discretionary — 4.9%
		Automobiles — 0.3%
297		Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	297

		Diversified Consumer Services — 0.2%
244		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	244

		Hotels, Restaurants & Leisure — 0.6%
211		American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	211
50		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	47
148		Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	149
147		Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	147

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Hotels, Restaurants & Leisure — continued
123	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	123

		677

	Household Durables — 0.1%
62	PolarPark, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/07/20	62
56	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	56
32	WNA Holdings, USD Term Loan, VAR, 4.500%, 06/07/20	32

		150

	Media — 1.4%
51	NEP/NCP Holdco Inc., Amendment No. 3 Incremental Term Loan, First-Lien, VAR, 4.250%, 01/22/20	50
267	Numericable Group S.A., Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20	268
231	Numericable Group S.A., Dollar Denominated Tranche B-2 Loan, VAR, 4.500%, 05/21/20	232
461	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	461
20	TWCC Holding Corp., Term Loan, VAR, 3.500%, 02/13/17	19
55	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20	55
585	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	580

		1,665

	Multiline Retail — 0.8%
491	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	491
504	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	504

		995

	Specialty Retail — 1.1%
291	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	265
497	Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19	497
257	Petsmart, Inc. Term Loan B, VAR, 4.250%, 03/11/22	258
258	Staples, Inc., Term Loan, VAR, 04/21/21 ^	258

		1,278

	Textiles, Apparel & Luxury Goods — 0.4%
289	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/02/21	283
171	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	160

		443

	Total Consumer Discretionary	5,749

	Consumer Staples — 1.5%
	Food & Staples Retailing — 1.4%
498	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21	499
142	New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	142
722	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	723
248	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	249

		1,613

	Food Products — 0.1%
114	Hostess Brands LLC, Term B Loan, VAR, 6.750%, 04/09/20	115
65	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	65

		180

	Total Consumer Staples	1,793

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
82	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	71

	Oil, Gas & Consumable Fuels — 0.7%
16	Alon USA Partners LP, MLP Term Loan, VAR, 9.250%, 11/26/18	16
236	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	239
125	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	125
100	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	40
89	Southcross Energy Partners LP, Initial Term Loan, VAR, 5.250%, 08/04/21	89
218	Southcross Holdings LP, 1st Lien Term Loan, VAR, 6.000%, 08/04/21	211
150	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 6.000%, 03/31/22	151

		871

	Total Energy	942

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Financials — 0.3%
	Diversified Financial Services — 0.1%
148	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	145

	Insurance — 0.2%
148	Alliant Holdings I, Inc., Initial Term Loan, VAR, 5.000%, 12/20/19	149

	Real Estate Management & Development — 0.0% (g)
3	Realogy Group LLC, Extended Synthetic Commitments, VAR, 0.028%, 10/10/16	3

	Total Financials	297

	Health Care — 1.9%
	Health Care Equipment & Supplies — 0.1%
146	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	147

	Health Care Providers & Services — 1.0%
80	Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22	80
50	Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21	50
100	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 3.533%, 12/31/18	100
96	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	97
481	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	483
337	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	337

		1,147

	Pharmaceuticals — 0.8%
142	Concordia Healthcare Corp., Initial Term Loan, VAR, 4.750%, 04/21/22	143
825	Valeant Pharmaceuticals International, Inc., Tranche B Term Loan, VAR, 4.000%, 04/01/22	827

		970

	Total Health Care	2,264

	Industrials — 2.4%
	Aerospace & Defense — 0.2%
147	Consolidated Precision Products Corp., Term Loan, VAR, 4.750%, 12/28/19	147
42	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	42

		189

	Airlines — 0.2%
4	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	4
96	Landmark US Member LLC, Term Loan, VAR, 4.750%, 10/25/19	96
147	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	147

		247

	Building Products — 0.1%
146	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	146

	Commercial Services & Supplies — 0.4%
100	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.500%, 01/20/21	100
98	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.525%, 06/30/17	98
146	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	146
141	Wand Intermediate I LP, 1st Lien Term Loan, VAR, 4.750%, 09/17/21	141

		485

	Construction & Engineering — 0.1%
62	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	63

	Electrical Equipment — 0.0% (g)
61	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	61

	Industrial Conglomerates — 0.2%
68	Autoparts Holdings Ltd., Term Loan, VAR, 6.500%, 07/29/17	65
205	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	202

		267

	Machinery — 0.2%
146	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	146
130	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	131

		277

	Marine — 0.2%
203	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	183

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Professional Services — 0.2%
290	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 6.250%, 09/29/20	291

	Trading Companies & Distributors — 0.6%
315	Delos Finance SARL, Term Loan B, VAR, 3.500%, 03/06/21	315
246	McJunkin Red Man Corp., Term Loan, VAR, 5.576%, 11/08/19	245
99	SunSource Holdings, Inc., Term Loan, VAR, 4.753%, 02/12/21	98

		658

	Total Industrials	2,867

	Information Technology — 1.6%
	Communications Equipment — 0.7%
80	Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 4.685%, 10/26/17	80
49	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	49
500	Mitel Networks Corp., Term Loan 2015, VAR, 5.000%, 04/29/22	503
167	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/24/22	168

		800

	IT Services — 0.6%
80	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.185%, 03/24/21	80
	First Data Corp., Term Loan,
610	VAR, 3.685%, 03/23/18	609
46	VAR, 3.685%, 09/24/18	46

		735

	Semiconductors & Semiconductor Equipment — 0.1%
147	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	147

	Software — 0.2%
146	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	146
100	Longview Solutions, Inc., Term B Advance, VAR, 7.000%, 04/13/21	101

		247

	Total Information Technology	1,929

	Materials — 1.1%
	Chemicals — 0.5%
42	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	42
223	Gemini HDPE LLC, 1st Lien Term Loan, VAR, 4.750%, 08/06/21	224
205	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	209
147	Tronox Ltd., Term Loan, VAR, 4.250%, 03/19/20	147

		622

	Containers & Packaging — 0.4%
168	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	168
69	Devix Topco S.A., 1st Lien Term Loan B, VAR, 4.250%, 05/03/21	70
249	Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	252
23	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	23

		513

	Metals & Mining — 0.1%
97	Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17	97

	Paper & Forest Products — 0.1%
97	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	97

	Total Materials	1,329

	Technology — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
75	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	75

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
247	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	249
150	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	150

		399

	Wireless Telecommunication Services — 0.1%
110	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	105

	Total Telecommunication Services	504

	Utilities — 1.9%
	Electric Utilities — 1.5%
491	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B-1, VAR, 3.000%, 05/03/20	484
1,048	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	1,052

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Electric Utilities — continued
182	Texas Competitive Electric Holdings Co. LLC, Dip Term Loan, VAR, 3.750%, 05/05/16 (d)	183

		1,719

	Independent Power & Renewable Electricity Producers — 0.4%
497	Calpine Corp., Term Loan, VAR, 4.000%, 10/09/19	498

	Total Utilities	2,217

	Total Loan Assignments (Cost $19,993)	19,966

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,341	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,341)	1,341

	Total Investments — 97.4% (Cost $112,341)	114,974
	Other Assets in Excess of Liabilities — 2.6%	3,072

	NET ASSETS — 100.0%	$118,046

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
^	—	All or a portion of the security is unsettled as of May 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,151
Aggregate gross unrealized depreciation	(518)

Net unrealized appreciation/depreciation	$2,633

Federal income tax cost of investments	$112,341

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$5	$5
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	—	252	—	252
Alaska
Education	—	311	—	311
Housing	—	215	—	215
Other Revenue	—	479	—	479

Total Alaska	—	1,005	—	1,005

Arizona
Education	—	346	—	346
Other Revenue	—	109	—	109
Transportation	—	626	—	626
Utility	—	245	—	245
Water & Sewer	—	602	—	602

Total Arizona	—	1,928	—	1,928

Arkansas
Housing	—	46	—	46
California
Education	—	112	—	112
General Obligation	—	695	—	695
Hospital	—	106	—	106
Housing	—	10	—	10
Other Revenue	—	696	—	696
Prerefunded	—	732	—	732
Transportation	—	876	—	876
Utility	—	1,253	—	1,253

Total California	—	4,480	—	4,480

Colorado
Certificate of Participation/Lease	—	341	—	341
General Obligation	—	529	—	529
Housing	—	30	—	30
Transportation	—	371	—	371
Utility	—	134	—	134

Total Colorado	—	1,405	—	1,405

Connecticut
Education	—	1,776	—	1,776
Delaware
Housing	—	525	—	525
District of Columbia
Education	—	211	—	211
Other Revenue	—	459	—	459
Transportation	—	338	—	338

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total District of Columbia	$—	$1,008	$—	$1,008

Florida
Certificate of Participation/Lease	—	1,103	—	1,103
Education	—	547	—	547
General Obligation	—	1,368	—	1,368
Housing	—	930	—	930
Industrial Development Revenue/Pollution
Control Revenue	—	1,080	—	1,080
Other Revenue	—	1,978	—	1,978
Transportation	—	2,450	—	2,450
Utility	—	2,309	—	2,309

Total Florida	—	11,765	—	11,765

Georgia
Education	—	211	—	211
Housing	—	659	—	659
Industrial Development Revenue/Pollution
Control Revenue	—	504	—	504
Other Revenue	—	291	—	291
Transportation	—	534	—	534
Utility	—	332	—	332

Total Georgia	—	2,531	—	2,531

Guam
Water & Sewer	—	222	—	222
Hawaii
General Obligation	—	115	—	115
Idaho
General Obligation	—	877	—	877
Illinois
General Obligation	—	864	—	864
Housing	—	534	—	534
Other Revenue	—	1,519	—	1,519
Prerefunded	—	105	—	105
Transportation	—	756	—	756
Water & Sewer	—	912	—	912

Total Illinois	—	4,690	—	4,690

Indiana
Housing	—	170	—	170
Other Revenue	—	1,185	—	1,185
Water & Sewer	—	287	—	287

Total Indiana	—	1,642	—	1,642

Iowa
Housing	—	42	—	42
Kansas
Housing	—	130	—	130
Other Revenue	—	218	—	218

Total Kansas	—	348	—	348

Kentucky
Housing	—	47	—	47
Industrial Development Revenue/Pollution
Control Revenue	—	252	—	252

Total Kentucky	—	299	—	299

Louisiana
Housing	—	214	—	214
Other Revenue	—	257	—	257
Transportation	—	139	—	139
Water & Sewer	—	460	—	460

Total Louisiana	—	1,070	—	1,070

Maine
Housing	—	1,045	—	1,045
Other Revenue	—	350	—	350

Total Maine	—	1,395	—	1,395

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Maryland
Industrial Development Revenue/Pollution
Control Revenue	$—	$110	$—	$110
Special Tax	—	458	—	458

Total Maryland	—	568	—	568

Massachusetts
Education	—	1,770	—	1,770
Housing	—	1,423	—	1,423
Other Revenue	—	533	—	533
Transportation	—	1,402	—	1,402
Water & Sewer	—	1,317	—	1,317

Total Massachusetts	—	6,445	—	6,445

Michigan
Education	—	558	—	558
General Obligation	—	8	—	8
Industrial Development Revenue/Pollution
Control Revenue	—	223	—	223
Other Revenue	—	42	—	42
Transportation	—	627	—	627
Water & Sewer	—	491	—	491

Total Michigan	—	1,949	—	1,949

Minnesota
Hospital	—	212	—	212
Housing	—	2,516	—	2,516

Total Minnesota	—	2,728	—	2,728

Mississippi
Other Revenue	—	318	—	318
Missouri
General Obligation	—	287	—	287
Housing	—	530	—	530
Other Revenue	—	487	—	487

Total Missouri	—	1,304	—	1,304

Montana
Housing	—	349	—	349
Transportation	—	108	—	108
Utility	—	230	—	230

Total Montana	—	687	—	687

Nebraska
General Obligation	—	725	—	725
Utility	—	399	—	399

Total Nebraska	—	1,124	—	1,124

Nevada
General Obligation	—	52	—	52
Other Revenue	—	95	—	95

Total Nevada	—	147	—	147

New Hampshire
Education	—	381	—	381
Housing	—	179	—	179

Total New Hampshire	—	560	—	560

New Jersey
Education	—	1,559	—	1,559
Industrial Development Revenue/Pollution
Control Revenue	—	509	—	509
Other Revenue	—	660	—	660

Total New Jersey	—	2,728	—	2,728

New Mexico
Housing	—	251	—	251
Other Revenue	—	489	—	489

Total New Mexico	—	740	—	740

New York
Education	—	616	—	616

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$591	$—	$591
Housing	—	522	—	522
Industrial Development Revenue/Pollution
Control Revenue	—	519	—	519
Other Revenue	—	2,980	—	2,980
Special Tax	—	555	—	555
Transportation	—	454	—	454
Water & Sewer	—	2,085	—	2,085

Total New York	—	8,322	—	8,322

North Carolina
Housing	—	21	—	21
North Dakota
Housing	—	464	—	464
Utility	—	229	—	229

Total North Dakota	—	693	—	693

Ohio
Education	—	1,135	—	1,135
General Obligation	—	285	—	285
Housing	—	616	—	616
Industrial Development Revenue/Pollution
Control Revenue	—	490	—	490
Other Revenue	—	1,360	—	1,360
Prerefunded	—	106	—	106
Utility	—	5	—	5

Total Ohio	—	3,997	—	3,997

Oklahoma
Transportation	—	809	—	809
Water & Sewer	—	592	—	592

Total Oklahoma	—	1,401	—	1,401

Oregon
Education	—	566	—	566
General Obligation	—	357	—	357
Housing	—	307	—	307
Other Revenue	—	363	—	363
Transportation	—	244	—	244

Total Oregon	—	1,837	—	1,837

Pennsylvania
Education	—	847	—	847
Housing	—	679	—	679
Industrial Development Revenue/Pollution
Control Revenue	—	508	—	508
Transportation	—	960	—	960

Total Pennsylvania	—	2,994	—	2,994

Puerto Rico
Prerefunded	—	10	—	10
Transportation	—	45	—	45

Total Puerto Rico	—	55	—	55

Rhode Island
Education	—	556	—	556
Transportation	—	282	—	282

Total Rhode Island	—	838	—	838

South Carolina
Education	—	600	—	600
South Dakota
Housing	—	159	—	159
Tennessee
Housing	—	423	—	423
Other Revenue	—	137	—	137
Utility	—	856	—	856

Total Tennessee	—	1,416	—	1,416

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Texas
Education	$—	$793	$—		$793
General Obligation	—	1,901	—		1,901
Housing	—	208	—		208
Industrial Development Revenue/Pollution
Control Revenue	—	510	—		510
Other Revenue	—	356	—		356
Prerefunded	—	176	—		176
Transportation	—	231	—		231
Utility	—	1,208	—		1,208
Water & Sewer	—	477	—		477

Total Texas	—	5,860	—		5,860

Utah
Other Revenue	—	613	—		613
Utility	—	555	—		555

Total Utah	—	1,168	—		1,168

Vermont
Housing	—	1,615	—		1,615
Virginia
Industrial Development Revenue/Pollution
Control Revenue	—	252	—		252
Other Revenue	—	569	—		569
Prerefunded	—	18	—		18

Total Virginia	—	839	—		839

Washington
General Obligation	—	185	—		185
Hospital	—	805	—		805
Housing	—	170	—		170
Transportation	—	1,137	—		1,137
Utility	—	515	—		515

Total Washington	—	2,812	—		2,812

West Virginia
Other Revenue	—	576	—		576
Wisconsin
Hospital	—	568	—		568
Other Revenue	—	384	—		384
Transportation	—	281	—		281

Total Wisconsin	—	1,233	—		1,233

Wyoming
Housing	—	105	—		105
Other Revenue	—	402	—		402

Total Wyoming	—	507	—		507

Total Municipal Bonds		93,662	—		93,662

Preferred Stock
Materials	—	—	—	(a)	—	(a)
Common Stock
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	5,749	—		5,749
Consumer Staples	—	1,793	—		1,793
Energy	—	942	—		942
Financials	—	297	—		297
Health Care	—	2,264	—		2,264
Industrials	—	2,867	—		2,867
Information Technology	—	1,929	—		1,929
Materials	—	1,329	—		1,329
Technology	—	75	—		75
Telecommunication Services	—	504	—		504
Utilities	—	2,217	—		2,217

Total Loan Assignments	—	19,966	—		19,966

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	1,341	—	—	1,341

Total Investments in Securities	$1,341	$113,628	$5	$114,974

(a)	Value is zero.

There were no transfers among any levels during the period ended period ended May 31, 2015.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.8%
	ABFC Trust,
190	Series 2005-HE2, Class M3, VAR, 0.965%, 06/25/35	174
626	Series 2006-OPT2, Class A2, VAR, 0.325%, 10/25/36	532
	ACE Securities Corp. Home Equity Loan Trust,
647	Series 2006-FM1, Class A2B, VAR, 0.275%, 07/25/36	238
154	Series 2006-NC3, Class A2B, VAR, 0.295%, 12/25/36	64
	Ameriquest Mortgage Securities Trust,
279	Series 2006-M3, Class A2B, VAR, 0.285%, 10/25/36	119
455	Series 2006-M3, Class A2C, VAR, 0.345%, 10/25/36	195
174	Series 2006-M3, Class A2D, VAR, 0.425%, 10/25/36	76
	Carrington Mortgage Loan Trust,
377	Series 2006-FRE2, Class A2, VAR, 0.305%, 10/25/36	225
350	Series 2006-NC2, Class A3, VAR, 0.335%, 06/25/36	289
222	Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.325%, 05/25/37	214
	Credit-Based Asset Servicing and Securitization LLC,
107	Series 2006-CB4, Class AV4, VAR, 0.421%, 05/25/36	83
423	Series 2006-CB8, Class A1, VAR, 0.321%, 10/25/36	330
209	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.355%, 09/25/36	109
113	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.085%, 05/28/37 (e)	112
91	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.451%, 07/25/36	53
375	First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, VAR, 0.325%, 12/25/36	233
	Fremont Home Loan Trust,
591	Series 2006-B, Class 2A3, VAR, 0.345%, 08/25/36	242
290	Series 2006-C, Class 2A2, VAR, 0.335%, 10/25/36	144
	GSAA Home Equity Trust,
170	Series 2007-5, Class 1AV1, VAR, 0.285%, 03/25/47	87
147	Series 2007-5, Class 2A1A, VAR, 0.305%, 04/25/47	119
	GSAMP Trust,
130	Series 2006-FM2, Class A2C, VAR, 0.335%, 09/25/36	61
130	Series 2006-FM2, Class A2D, VAR, 0.425%, 09/25/36	62
578	Series 2006-HE3, Class A2C, VAR, 0.345%, 05/25/46	520
670	Series 2007-HE1, Class A2C, VAR, 0.335%, 03/25/47	556
200	Series 2007-NC1, Class A2C, VAR, 0.335%, 12/25/46	118
300	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.615%, 02/25/36	263
	Home Equity Mortgage Loan Asset-Backed Trust,
361	Series 2006-C, Class 2A, VAR, 0.315%, 08/25/36	291
240	Series 2006-D, Class 2A3, VAR, 0.345%, 11/25/36	145
408	Series 2006-E, Class 2A3, VAR, 0.355%, 04/25/37	270
476	Series 2007-B, Class 2A3, VAR, 0.385%, 07/25/37	297
505	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.335%, 04/25/36	229
	Merrill Lynch Mortgage Investors Trust,
250	Series 2006-FF1, Class M3, VAR, 0.495%, 08/25/36	225
188	Series 2007-HE3, Class A1, VAR, 0.255%, 04/25/47	108
369	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.360%, 06/25/37	329
	New Century Home Equity Loan Trust,
400	Series 2005-C, Class A2D, VAR, 0.525%, 12/25/35	341
229	Series 2006-1, Class A2B, VAR, 0.365%, 05/25/36	168
253	Series 2006-2, Class A2B, VAR, 0.345%, 08/25/36	208
389	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.375%, 04/25/37	321
187	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.675%, 05/25/35	174
	NovaStar Mortgage Funding Trust,
234	Series 2006-4, Class A2C, VAR, 0.335%, 09/25/36	138

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
113	Series 2006-4, Class A2D, VAR, 0.435%, 09/25/36	67
843	Series 2007-1, Class A2C, VAR, 0.365%, 03/25/37	429
370	Option One Mortgage Loan Trust, Series 2005-5, Class M1, VAR, 0.575%, 12/25/35	322
250	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.795%, 07/25/35	229
289	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.335%, 09/25/36	267
	Securitized Asset-Backed Receivables LLC Trust,
379	Series 2006-NC3, Class A1, VAR, 0.325%, 09/25/36	254
102	Series 2007-NC2, Class A2B, VAR, 0.325%, 01/25/37	71
270	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.365%, 02/25/36	173
404	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.465%, 06/25/37	248
228	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	231
	Structured Asset Investment Loan Trust,
120	Series 2005-HE3, Class M1, VAR, 0.665%, 09/25/35	107
449	Series 2006-3, Class A5, VAR, 0.335%, 06/25/36	384
125	Series 2006-BNC2, Class A5, VAR, 0.345%, 05/25/36	103

	Total Asset-Backed Securities (Cost $11,383)	11,347

Collateralized Mortgage Obligations — 2.4%
	Agency CMO — 0.0% (g)
312	Federal Home Loan Mortgage Corp. REMIC, Series 4057, Class SA, IF, IO, 5.864%, 04/15/39	49

	Non-Agency CMO — 2.4%
201	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 2.844%, 09/25/35	177
200	Alternative Loan Trust, Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	160
	Banc of America Funding Trust,
59	Series 2006-D, Class 5A2, VAR, 4.797%, 05/20/36	53
300	Series 2014-R7, Class 1A1, VAR, 0.331%, 05/26/36 (e)	271
94	Series 2014-R7, Class 2A1, VAR, 0.321%, 09/26/36 (e)	88
338	Series 2015-R1, Class A1, VAR, 0.375%, 05/26/37	312
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.324%, 05/26/37 (e)	96
235	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.257%, 02/25/36	217
92	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.535%, 05/25/37	72
	Citigroup Mortgage Loan Trust,
141	Series 2014-10, Class 1A1, VAR, 0.316%, 11/25/36 (e)	126
202	Series 2014-10, Class 3A1, VAR, 0.373%, 07/25/36 (e)	186
236	Series 2014-10, Class 4A1, VAR, 0.350%, 02/25/37 (e)	213
138	Series 2014-10, Class 5A1, VAR, 0.331%, 06/25/36 (e)	125
136	Series 2014-11, Class 4A1, VAR, 0.281%, 07/25/36 (e)	122
479	Series 2014-12, Class 1A4, VAR, 0.306%, 08/25/36 (e)	432
92	Series 2014-12, Class 2A4, VAR, 4.430%, 02/25/37 (e)	91
345	CSMC, Series 2015-3R, Class 5A1, VAR, 0.321%, 09/29/36 (e)	330
	CSMC Trust,
133	Series 2011-12R, Class 3A1, VAR, 1.910%, 07/27/36 (e)	132
148	Series 2014-10R, Class 4A1, VAR, 0.344%, 12/27/36 (e)	141
104	Series 2014-11R, Class 8A1, VAR, 0.521%, 04/27/37 (e)	100
417	Series 2014-11R, Class 9A1, VAR, 0.321%, 10/27/36 (e)	393
68	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.685%, 02/25/35	63
443	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.364%, 06/27/37 (e)	444
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
750	Series 2014-DN1, Class M2, VAR, 2.385%, 02/25/24	759
500	Series 2014-DN2, Class M2, VAR, 1.835%, 04/25/24	498
250	Series 2014-DN3, Class M2, VAR, 2.585%, 08/25/24	254

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
500	Series 2014-DN3, Class M3, VAR, 4.185%, 08/25/24	507
95	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.351%, 04/26/37	88
73	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	67
	HarborView Mortgage Loan Trust,
75	Series 2004-9, Class 2A, VAR, 2.390%, 12/19/34	61
198	Series 2006-9, Class 2A1A, VAR, 0.396%, 11/19/36	147
57	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.335%, 12/25/36	54
	LSTAR Securities Investment Trust,
369	Series 2014-1, Class NOTE, VAR, 3.280%, 09/01/21 (e)	371
240	Series 2014-2, Class A, VAR, 2.180%, 12/01/21 (e)	238
504	Series 2015-1, Class A, VAR, 2.180%, 01/01/20	502
502	Series 2015-2, Class A, VAR, 2.180%, 01/01/20 (e)	497
294	Series 2015-3, Class A, VAR, 2.184%, 03/01/20 (e)	293
293	Series 2015-4, Class A1, VAR, 2.180%, 04/01/20 (e)	288
310	Series 2015-6, Class A, VAR, 2.186%, 05/01/20 (e)	307
147	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.361%, 12/26/36 (e)	132
84	RALI Trust, Series 2006-QO9, Class A4A, VAR, 0.355%, 12/25/46	81
62	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.304%, 09/26/36 (e)	59
575	Residential Asset Securitization Trust, Series 2006-R1, Class A2, VAR, 0.585%, 01/25/46	295
88	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.635%, 09/25/35	70
120	Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1, VAR, 0.860%, 10/25/35	109

		10,021

	Total Collateralized Mortgage Obligations (Cost $10,059)	10,070

Commercial Mortgage-Backed Securities — 0.8%
	BAMLL Commercial Mortgage Securities Trust,
250	Series 2013-DSNY, Class F, VAR, 3.686%, 09/15/26 (e)	250
260	Series 2014-FL1, Class D, VAR, 4.186%, 12/15/31 (e)	254
420	Series 2014-FL1, Class E, VAR, 5.686%, 12/15/31 (e)	380
570	Series 2014-INLD, Class E, VAR, 3.515%, 12/15/29 (e)	562
140	Series 2015-ASHF, Class D, VAR, 3.186%, 01/15/28 (e)	140
150	Series 2015-ASHF, Class E, VAR, 4.186%, 01/15/28 (e)	150
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.686%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 4.686%, 11/15/31 (e)	183
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 3.836%, 08/15/31 (e)	159
110	Series 2014-FL5, Class KH2, VAR, 4.686%, 08/15/31 (e)	102
560	CSMC Trust, Series 2015-DEAL, Class E, VAR, 4.186%, 04/15/29 (e)	560
610	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.920%, 11/15/29 (e)	609

	Total Commercial Mortgage-Backed Securities (Cost $3,401)	3,449

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
128	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $140)	139

Corporate Bonds — 5.0%
	Consumer Discretionary — 0.5%
	Auto Components — 0.0% (g)
124	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19 (m)	128

	Hotels, Restaurants & Leisure — 0.1%
120	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	122
130	MGM Resorts International, 6.625%, 07/15/15 (m)	131

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
31	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	32

		285

	Internet & Catalog Retail — 0.0% (g)
50	Acosta, Inc., 7.750%, 10/01/22 (e)	51

	Media — 0.3%
295	AMC Networks, Inc., 7.750%, 07/15/21 (m)	321
152	Cablevision Systems Corp., 7.750%, 04/15/18 (m)	167
70	CSC Holdings LLC, 7.875%, 02/15/18 (m)	78
184	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e) (m)	199
60	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e) (m)	63
352	Univision Communications, Inc., 8.500%, 05/15/21 (e) (m)	375

		1,203

	Multiline Retail — 0.1%
270	Sears Holdings Corp., 6.625%, 10/15/18 (m)	264

	Specialty Retail — 0.0% (g)
160	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e) (m)	169

	Total Consumer Discretionary	2,100

	Consumer Staples — 0.1%
	Beverages — 0.0% (g)
70	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	73

	Food & Staples Retailing — 0.0% (g)
154	Rite Aid Corp., 6.125%, 04/01/23 (e)	160

	Food Products — 0.1%
174	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	183

	Total Consumer Staples	416

	Energy — 2.2%
	Energy Equipment & Services — 0.1%
182	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	190

	Oil, Gas & Consumable Fuels — 2.1%
60	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21 (m)	45
54	Berry Petroleum Co. LLC, 6.750%, 11/01/20 (m)	46
	Bill Barrett Corp.,
152	7.000%, 10/15/22 (m)	139
15	7.625%, 10/01/19 (m)	14
	Bonanza Creek Energy, Inc.,
134	5.750%, 02/01/23	124
321	6.750%, 04/15/21 (m)	311
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
175	7.875%, 04/15/22 (m)	154
162	8.625%, 10/15/20 (m)	144
	Carrizo Oil & Gas, Inc.,
60	6.250%, 04/15/23	61
211	7.500%, 09/15/20 (m)	224
	Chaparral Energy, Inc.,
354	7.625%, 11/15/22 (m)	283
43	8.250%, 09/01/21 (m)	35
189	9.875%, 10/01/20 (m)	163
	Comstock Resources, Inc.,
165	7.750%, 04/01/19 (m)	78
125	9.500%, 06/15/20 (m)	61
37	10.000%, 03/15/20 (e)	36
34	Concho Resources, Inc., 5.500%, 04/01/23 (m)	35
	CrownRock LP/CrownRock Finance, Inc.,
118	7.125%, 04/15/21 (e) (m)	123
134	7.750%, 02/15/23 (e)	142
137	Diamondback Energy, Inc., 7.625%, 10/01/21	147
	Endeavor Energy Resources LP/EER Finance, Inc.,
345	7.000%, 08/15/21 (e) (m)	344
45	8.125%, 09/15/23 (e)	47
	EP Energy LLC/Everest Acquisition Finance, Inc.,
119	7.750%, 09/01/22 (m)	125
218	9.375%, 05/01/20 (m)	237
279	EXCO Resources, Inc., 7.500%, 09/15/18 (m)	192
59	Gulfport Energy Corp., 6.625%, 05/01/23 (e)	60

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Halcon Resources Corp.,
166	8.625%, 02/01/20 (e)	168
262	8.875%, 05/15/21 (m)	184
160	9.750%, 07/15/20 (m)	116
	Hilcorp Energy I LP/Hilcorp Finance Co.,
48	7.625%, 04/15/21 (e) (m)	50
52	8.000%, 02/15/20 (e) (m)	54
310	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	307
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e) (m)	44
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17	40
27	3.050%, 12/01/19	27
138	7.000%, 06/15/17 (m)	151
	Laredo Petroleum, Inc.,
70	5.625%, 01/15/22 (m)	70
80	6.250%, 03/15/23	83
207	7.375%, 05/01/22 (m)	220
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
156	6.625%, 12/01/21 (m)	130
197	8.000%, 12/01/20 (m)	171
18	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20 (m)	16
60	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21 (m)	60
163	Matador Resources Co., 6.875%, 04/15/23 (e)	167
	MEG Energy Corp., (Canada),
145	6.375%, 01/30/23 (e) (m)	137
74	6.500%, 03/15/21 (e) (m)	72
183	7.000%, 03/31/24 (e) (m)	176
	Memorial Production Partners LP/Memorial Production Finance Corp.,
98	6.875%, 08/01/22 (e)	93
213	7.625%, 05/01/21 (m)	209
18	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	18
126	Northern Oil & Gas, Inc., 8.000%, 06/01/20 (e)	119
190	Northern Oil and Gas, Inc., 8.000%, 06/01/20 (m)	180
	Oasis Petroleum, Inc.,
131	6.500%, 11/01/21 (m)	132
16	6.875%, 01/15/23 (m)	16
79	7.250%, 02/01/19 (m)	81
306	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e) (m)	319
	Penn Virginia Corp.,
15	7.250%, 04/15/19 (m)	13
63	8.500%, 05/01/20 (m)	60
174	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e) (m)	126
69	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23 (m)	69
52	RSP Permian, Inc., 6.625%, 10/01/22 (e)	54
684	Samson Investment Co., 9.750%, 02/15/20	56
143	Sanchez Energy Corp., 6.125%, 01/15/23	136
141	SandRidge Energy, Inc., 8.750%, 06/01/20 (e)	140
400	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e) (m)	429
	SM Energy Co.,
51	5.000%, 01/15/24	50
70	6.500%, 11/15/21 (m)	73
73	6.500%, 01/01/23 (m)	76
	Ultra Petroleum Corp., (Canada),
297	5.750%, 12/15/18 (e) (m)	287
50	6.125%, 10/01/24 (e)	46
60	Williams Cos., Inc. (The), 7.875%, 09/01/21 (m)	73
	WPX Energy, Inc.,
15	5.250%, 09/15/24	14
74	6.000%, 01/15/22 (m)	75

		8,757

	Total Energy	8,947

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Financials — 0.4%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/17 (m)	76

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
96	2.750%, 01/30/17 (m)	96
150	3.250%, 09/29/17	151
130	3.750%, 11/18/19	130
31	4.125%, 02/13/22	30
98	4.625%, 05/19/22	98
130	4.750%, 09/10/18 (m)	135
40	5.500%, 02/15/17 (m)	42
253	6.250%, 12/01/17 (m)	271
150	8.000%, 11/01/31 (m)	184
100	Springleaf Finance Corp., 6.500%, 09/15/17 (m)	105

		1,242

	Diversified Financial Services — 0.1%
163	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	164

	Real Estate Investment Trusts (REITs) — 0.0% (g)
68	iStar Financial, Inc., 3.875%, 07/01/16 (m)	68

	Total Financials	1,550

	Health Care — 0.3%
	Health Care Equipment & Supplies — 0.1%
	Biomet, Inc.,
146	6.500%, 08/01/20 (m)	154
70	6.500%, 10/01/20 (m)	74
30	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.500%, 04/15/25 (e)	30

		258

	Health Care Providers & Services — 0.1%
139	Omnicare, Inc., 5.000%, 12/01/24	154
73	Tenet Healthcare Corp., 8.125%, 04/01/22 (m)	79
71	WellCare Health Plans, Inc., 5.750%, 11/15/20	75

		308

	Pharmaceuticals — 0.1%
251	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	253
	Valeant Pharmaceuticals International, Inc., (Canada),
76	5.875%, 05/15/23 (e)	79
153	6.125%, 04/15/25 (e)	159

		491

	Total Health Care	1,057

	Industrials — 0.2%
	Airlines — 0.0% (g)
130	Allegiant Travel Co., 5.500%, 07/15/19	133

	Commercial Services & Supplies — 0.0% (g)
110	Mobile Mini, Inc., 7.875%, 12/01/20 (m)	117

	Electrical Equipment — 0.1%
13	General Cable Corp., 5.750%, 10/01/22	12
186	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	192

		204

	Industrial Conglomerates — 0.0% (g)
117	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e) (m)	124

	Road & Rail — 0.0% (g)
112	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e) (m)	98

	Trading Companies & Distributors — 0.1%
	HD Supply, Inc.,
45	11.000%, 04/15/20 (m)	51
121	11.500%, 07/15/20 (m)	142

		193

	Total Industrials	869

	Information Technology — 0.8%
	Communications Equipment — 0.0% (g)
56	CommScope, Inc., 4.375%, 06/15/20 (e)	56

	IT Services — 0.2%
	First Data Corp.,
81	11.250%, 01/15/21 (m)	91
366	11.750%, 08/15/21 (m)	419
334	12.625%, 01/15/21 (m)	391

		901

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
66	Freescale Semiconductor, Inc., 10.750%, 08/01/20 (m)	70

	Software — 0.0% (g)
165	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	167

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
350	3.850%, 05/04/43 (m)	329
1,920	VAR, 0.580%, 05/06/19 (m)	1,929

		2,258

	Total Information Technology	3,452

	Materials — 0.1%
	Chemicals — 0.0% (g)
	Chemours Co. (The),
111	6.625%, 05/15/23 (e)	113
28	7.000%, 05/15/25 (e)	28
	Huntsman International LLC,
26	5.125%, 11/15/22 (e)	26
24	8.625%, 03/15/21 (m)	26

		193

	Containers & Packaging — 0.1%
99	Pactiv LLC, 8.375%, 04/15/27 (m)	101
200	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (m)	208

		309

	Total Materials	502

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
200	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	207
93	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/23 (e)	93
42	Frontier Communications Corp., 8.250%, 04/15/17 (m)	46
233	GCI, Inc., 6.750%, 06/01/21 (m)	238
	Level 3 Financing, Inc.,
149	5.125%, 05/01/23 (e)	150
149	5.375%, 05/01/25 (e)	148
89	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20 (m)	101

		983

	Wireless Telecommunication Services — 0.2%
505	Sprint Communications, Inc., 9.000%, 11/15/18 (e) (m)	579
120	T-Mobile USA, Inc., 6.375%, 03/01/25	125

		704

	Total Telecommunication Services	1,687

	Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
179	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	182

	Total Corporate Bonds (Cost $20,445)	20,762

Daily Demand Notes — 6.3%
	Arizona — 0.6%
2,620	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.060%, 06/01/15	2,620

	California — 0.2%
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., VAR, AMBAC, 0.210%, 06/01/15	937

	Florida — 0.4%
1,600	JEA, Electric System, Subseries D, Rev., VRDO, 0.080%, 06/01/15	1,600

	Illinois — 0.2%
620	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	620

	Indiana — 0.5%
2,000	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.080%, 06/01/15	2,000

	Louisiana — 0.4%
1,500	Industrial Development Board of the Parish of East Baton Rouge, Louisiana, Inc., ExxonMobil Project, Gulf Opportunity Zone, Rev., VRDO, 0.060%, 06/01/15	1,500

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Daily Demand Notes — continued
	Michigan — 0.2%
700	Regents of the University of Michigan, Series B, Rev., VRDO, 0.060%, 06/01/15	700

	Missouri — 0.7%
2,800	State of Missouri, Health & Educational Facilities Authority, St. Louis University, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/01/15	2,800

	New York — 1.0%
2,800	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Rev., VRDO, 0.090%, 06/01/15	2,800
350	New York City, Fiscal Year 2012, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 06/01/15	350
1,000	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, 0.100%, 06/01/15	1,000

	Total New York	4,150

	North Carolina — 0.6%
2,500	University of North Carolina, University Hospital at Chapel Hill, Series B, Rev., VRDO, 0.070%, 06/01/15	2,500

	Ohio — 0.8%
500	County of Montgomery, Miami Valley Hospital, Series 2011C, Rev., VRDO, 0.070%, 06/01/15	500
2,950	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 06/01/15	2,950

	Total Ohio	3,450

	Pennsylvania — 0.1%
100	Geisinger Authority Health System, Series B, Rev., VRDO, 0.070%, 06/01/15	100
500	Montour County, Geisinger Health System, Series A, Rev., VRDO, 0.060%, 06/01/15	500

	Total Pennsylvania	600

	South Carolina — 0.3%
1,200	South Carolina Higher Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.080%, 06/01/15	1,200

	Wyoming — 0.3%
1,300	Lincoln County, Pollution Control, Exxonmobile Project, Series 2014, Rev., 0.060%, 06/01/15	1,300

	Total Daily Demand Notes (Cost $25,994)	25,977

Insurance-Linked Securities — 2.5%
	Catastrophe Bonds — 2.3%
250	Alamo Re Ltd., (Bermuda), VAR, 4.600%, 06/07/19 (e)	250
250	Armor Re Ltd., (Bermuda), VAR, 4.000%, 12/15/16 (e) (m)	247
250	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e) (m)	247
EUR 500	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e) (m)	562
250	East Lane Re VI Ltd., (Cayman Islands), VAR, 3.750%, 03/13/20 (e)	246
500	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e) (m)	501
	Everglades Re Ltd., (Bermuda),
750	VAR, 7.500%, 04/28/17 (e) (m)	762
400	VAR, 9.450%, 03/28/16 (e)	404
EUR 500	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e) (m)	556
250	Ibis Re II Ltd., VAR, 4.000%, 06/28/16 (e) (m)	250
	Kilimanjaro Re Ltd., (Bermuda),
500	VAR, 4.500%, 04/30/18 (e) (m)	499
250	VAR, 4.750%, 04/30/18 (e) (m)	249
250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.200%, 05/18/16 (e) (m)	251
500	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e) (m)	503
400	Mythen Re Ltd., (Cayman Islands), Series 2013-1, Class B, VAR, 8.000%, 07/09/15 (e)	401
250	Nakama Re Ltd., (Bermuda), VAR, 2.750%, 09/29/16 (e) (m)	252
	Residential Reinsurance 2011 Ltd., (Cayman Islands),
840	VAR, 8.900%, 12/06/15 (e) (m)	839
750	Series CL5, VAR, 8.750%, 06/06/15 (e) (m)	750
	Residential Reinsurance Ltd., (Cayman Islands),
250	VAR, 4.500%, 12/06/16 (e) (m)	253
500	VAR, 8.000%, 06/06/16 (e) (m)	523

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Insurance-Linked Securities — continued
	Sanders Re Ltd., (Bermuda),
500	VAR, 3.000%, 05/25/18 (e) (m)	486
500	VAR, 3.500%, 05/05/17 (e) (m)	492

		9,523

	Preferred Shares — 0.2%
1	AlphaCat 2015 Ltd. (i) (m)	885

	Total Insurance-Linked Securities (Cost $10,616)	10,408

Monthly Demand Notes — 1.2%
	California — 0.9%
1,000	Contra Costa Transportation Authority, Limited Tax, Rev., VAR, 0.491%, 06/01/15	1,000
2,500	State of California, Series D, GO, VAR, 0.827%, 06/01/15	2,528

	Total California	3,528

	New York — 0.2%
1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D-2A, Rev., 0.594%, 06/01/15	1,001

	Vermont — 0.1%
559	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VRDO, 1.780%, 06/01/15	559

	Total Monthly Demand Notes (Cost $5,059)	5,088

Municipal Bonds — 60.7% (t)
	Alabama — 0.0% (g)
	General Obligation — 0.0% (g)
50	City of Scottsboro, Series A, GO, 2.000%, 07/01/15	50

	Alaska — 0.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	283
25	City of Anchorage, Series D, GO, NATL-RE, 5.000%, 06/01/15	25
100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19	114

		422

	Housing — 0.1%
290	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	303

	Total Alaska	725

	Arizona — 0.5%
	Certificate of Participation/Lease — 0.0% (g)
25	Board of Regents, University of Arizona Projects, Series B, COP, AMBAC, 4.500%, 06/01/15	25
25	University of Arizona, Series B, COP, AMBAC, 5.000%, 06/01/15	25

		50

	Education — 0.0% (g)
25	Arizona State University Energy Management LLC, Rev., 5.000%, 07/01/15	25

	General Obligation — 0.1%
50	City of Goodyear, GO, NATL-RE, 5.000%, 07/01/15	50
25	City of Scottsdale, GO, 3.500%, 07/01/15	25
25	County of Maricopa, Town of Wickenburg, Unified School District No. 9, School Improvement, GO, NATL-RE, 4.000%, 07/01/15	25
30	Maricopa County Mesa Unified School District No. 4, School Improvement, Project of 2005, Series C, GO, 4.000%, 07/01/15	30
25	Maricopa County Pendergast Elementary School District No. 92, School Improvement, Project of 2006, Series F, GO, 3.000%, 07/01/15	25
35	Maricopa County Phoenix Union High School District No. 210, GO, 3.250%, 07/01/15	35
25	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, AGM, 5.000%, 07/01/15	25
25	Pinal County Unified School District No. 21 Coolidge, Series B, GO, AMBAC, 5.000%, 07/01/15	25
100	Yuma & La Paz Counties Community College District, GO, NATL-RE, 5.000%, 07/01/15	101

		341

	Other Revenue — 0.2%
50	Arizona Transportation Board, Highway, Rev., 4.250%, 07/01/15	50
25	City of Avondale, Municipal Development Corp., Rev., 4.000%, 07/01/15	25
30	Phoenix Civic Improvement Corp., Excise Tax, Series A, Rev., 4.000%, 07/01/15	30
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	417

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
200	Yavapai County Industrial Development Authority, Series A, Rev., 4.000%, 08/01/15	201

		723

	Prerefunded — 0.0% (g)
25	City of Phoenix, Various Purpose, Series B, GO, 4.250%, 07/01/15 (p)	25
30	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., NATL-RE, 5.000%, 07/01/15 (p)	30

		55

	Transportation — 0.2%
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	106
25	City of Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/15	25
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	520
50	Pima County, Regional Transportation Authority, Transportation Excise Tax, Rev., 4.000%, 06/01/15	50
25	University of Arizona, Series A, Rev., 4.000%, 06/01/15	25

		726

	Utility — 0.0% (g)
40	Pima County, Sewer System, Series A, Rev., 4.000%, 07/01/15	40
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	124

		164

	Total Arizona	2,084

	Arkansas — 0.3%
	Utility — 0.3%
1,055	County of Benton, Regional Public Water Authority, Rev., 4.000%, 10/01/31	1,107

	California — 4.7%
	Certificate of Participation/Lease — 0.1%
40	County of Napa, COP, 3.000%, 06/01/15	40
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	143
50	Victor Valley Transit Authority, Transaction Facilities Project, COP, NATL-RE, 5.000%, 07/01/15	50

		233

	Education — 0.0% (g)
100	University of California, Series L, Rev., 5.000%, 05/15/16 (p)	105

	General Obligation — 0.3%
30	Berkeley Unified School District, GO, AGC, 3.750%, 08/01/15	30
840	Campbell Union High School District, GO, 3.000%, 08/01/30	806
25	Desert Sands Unified School District, Election of 2001, GO, AMBAC, 4.375%, 06/01/15	25
	Los Angeles Unified School District,
25	Series A, GO, 5.000%, 07/01/15	25
145	Series A-1, GO, 5.000%, 07/01/15 (p)	146
25	Series F, GO, FGIC, 5.000%, 07/01/15	25
25	Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/15	25
25	San Diego Unified School District, Series G, GO, AGM, 4.000%, 07/01/15	25
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, GO, 5.000%, 07/01/17	11
35	State of California, Series A, GO, 4.000%, 07/01/15	35
25	Tamalpais Union High School District, GO, 4.000%, 08/01/15	25

		1,178

	Hospital — 0.1%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	474

	Other Revenue — 2.4%
750	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/16	782
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
2,600	Series A, Rev., 5.000%, 06/01/40	2,853
5,225	Series A, Rev., 5.000%, 06/01/45	5,711
100	Series A-1, Rev., 4.500%, 06/01/17	107
	Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
25	Series A, Rev., 5.000%, 07/01/15	25
25	Series B, Rev., 5.000%, 07/01/15	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	258

		9,761

	Prerefunded — 1.2%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
3,000	Series B, Rev., 1.500%, 04/02/18 (p)	3,018
405	Series F, Rev., 5.000%, 04/01/16 (p)	421
150	Series F-1, Rev., 5.250%, 04/01/19 (p)	173
20	City of Bernardino, Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	20
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (p)	90
25	East Bay Municipal Utility District Water System Revenue, Subseries A, Rev., NATL-RE, 5.000%, 06/01/15 (p)	25
200	Irvine Unified School District, Financing Authority, Series A, Rev., AMBAC, 5.000%, 09/01/15 (p)	203
	Los Angeles Unified School District, Election of 2004,
50	Series E, GO, AMBAC, 5.000%, 07/01/15 (p)	50
105	Series F, GO, 4.750%, 07/01/16 (p)	110
150	North Orange County Community College District, GO, NATL-RE, 5.000%, 08/01/15 (p)	151
50	Santa Monica Community College District, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (p)	50
	University of California,
210	Series Q, Rev., 5.000%, 05/15/17 (p)	229
200	Series Q, Rev., 5.250%, 05/15/17 (p)	220
100	Vacaville Unified School District, Election of 2001, GO, AMBAC, 5.000%, 08/01/17 (p)	109

		4,869

	Special Tax — 0.1%
250	Chula Vista Municipal Financing Authority, Rev., 5.000%, 09/01/15	253

	Transportation — 0.5%
2,000	City of Los Angeles, Department of Airports, Los Angeles International Airport, Subseries C, Rev., 5.000%, 05/15/38	2,270

	Utility — 0.0% (g)
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17	22
25	Los Angeles City Department of Water & Power, Subseries A-1, Rev., AGM, 5.000%, 07/01/15	25
	Metropolitan Water District of Southern California, Waterworks,
30	Series C, Rev., 5.000%, 07/01/15	30
25	Series D, Rev., 5.000%, 07/01/15	25
40	Southern California Public Power Authority, Series A, Rev., 5.000%, 07/01/15	40

		142

	Water & Sewer — 0.0% (g)
25	City of Burbank, Water and Power Revenue, Series A, Rev., 4.000%, 06/01/15	25
25	East Bay Municipal Utility District Water System Revenue, Subseries A, Rev., 5.000%, 06/01/15	25

		50

	Total California	19,335

	Colorado — 0.3%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	336

	Hospital — 0.1%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	551

	Other Revenue — 0.0% (g)
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	136

	Prerefunded — 0.0% (g)
75	University of Colorado, Enterprise System, Rev., NATL-RE, 5.000%, 06/01/15 (p)	75

	Transportation — 0.1%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	265
25	State of Colorado, Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	25

		290

	Total Colorado	1,388

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Connecticut — 1.2%
	Education — 0.6%
575	Connecticut State Health & Educational Facility Authority, Connecticut State University System, Series H, Rev., AGM, 5.000%, 11/01/15	587
945	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18	1,005
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	771
125	State of Connecticut, Health & Educational Facilities Authority, Fairfield University, Series N, Rev., 5.000%, 07/01/15	125
60	State of Connecticut, Health & Educational Facility Authority, Quinnipiac University Issue, Series K-1, Rev., NATL-RE, 5.000%, 07/01/15	60

		2,548

	General Obligation — 0.0% (g)
60	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16	62
80	Town of Cheshire, GO, 4.000%, 08/01/19	89

		151

	Housing — 0.2%
900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, Rev., 4.000%, 11/15/32	964

	Other Revenue — 0.3%
1,060	State of Connecticut, Health & Educational Facility Authority, Hartford Healthcare, Series A, Rev., 4.000%, 07/01/15	1,063

	Prerefunded — 0.1%
50	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16 (p)	52
25	State of Connecticut, Series C, GO, AGM, 4.200%, 06/01/15 (p)	25
120	Town of Weston, GO, 5.250%, 07/15/15 (p)	121

		198

	Total Connecticut	4,924

	Delaware — 0.3%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	109
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	112

		221

	Housing — 0.2%
955	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	1,007

	Total Delaware	1,228

	District of Columbia — 0.6%
	General Obligation — 0.0% (g)
50	District of Columbia, Series E, GO, 5.000%, 06/01/15	50

	Other Revenue — 0.3%
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	400
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, 5.000%, 02/01/18	185
240	Series B-1, Rev., NATL-RE, 5.000%, 02/01/19	247
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	231

		1,063

	Prerefunded — 0.2%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,000

	Transportation — 0.1%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM, AMBAC, 5.000%, 10/01/18	207
150	Series C, Rev., 5.000%, 10/01/19	172
45	Washington Metropolitan Area Transit Authority, Series A, Rev., 3.000%, 07/01/15	45

		424

	Total District of Columbia	2,537

	Florida — 3.9%
	Certificate of Participation/Lease — 0.2%
50	Bay County School Board, Master Lease Program, Series A, COP, AMBAC, 3.900%, 07/01/15	50
75	Brevard County School Board, Series C, COP, AMBAC, 5.000%, 07/01/15	75
	Broward County School Board,
30	Series A, COP, NATL-RE, 3.750%, 07/01/15	30
25	Series C, COP, NATL-RE, 5.000%, 07/01/15	25
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	132

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
50	Lake County School Board, Master Lease Program, Series A, COP, AMBAC, 3.700%, 06/01/15	50
120	Leon County School Board, Florida Master Lease Program, COP, AMBAC, 4.000%, 07/01/15	121
25	Leon County School District, COP, NATL-RE, 3.500%, 07/01/15	25
50	Martin County School District, COP, NATL-RE, 4.000%, 07/01/15	50
100	Okaloosa County School Board, Master Lease Program, COP, NATL-RE, 4.000%, 07/01/15	100

		658

	Education — 0.0% (g)
25	Florida State Board of Education, Public Education Capital Outlay, Series D, Rev., 5.000%, 06/01/15	25
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	140

		165

	General Obligation — 0.1%
	Florida State Board of Education, Public Education Capital Outlay,
100	Series C, GO, 5.000%, 06/01/17	108
40	Series C, GO, 5.250%, 06/01/15	40
	Florida State Board of Education, Public Education, Capital Outlay,
25	Series C, GO, 5.000%, 06/01/15	25
150	Series D, GO, 5.000%, 06/01/19	169

		342

	Housing — 1.3%
85	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	89
	Florida Housing Finance Corp., Homeowner Mortgage,
345	Series 2, Rev., AMT, 4.950%, 07/01/37	350
950	Series C, Rev., 4.000%, 07/01/35	1,019
395	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., 4.500%, 01/01/29	419
1,000	Florida Housing Finance Corp., Multifamily Housing, Crossings at Indian Run Apartments, Series G, Rev., 0.550%, 06/01/16	1,000
1,225	Florida Housing Finance Corp., Multifamily Housing, Ridge Club Apartments, Series B, Rev., 0.400%, 12/01/15	1,225
370	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., 4.500%, 01/01/30	398
1,000	Miami-Dade County Housing Finance Authority, Multifamily Housing, Golfside Villas Apartments Project, Rev., 0.550%, 05/01/16	1,000

		5,500

	Other Revenue — 1.3%
100	Citizens Property Insurance Corp., Series A-1, Rev., AGM, 5.000%, 06/01/15	100
50	City of Jacksonville, Capital Improvement, Rev., 4.000%, 10/01/16	52
1,120	City of Tallahassee, Memorial Healthcare, Inc., Project, Series A, Rev., 4.000%, 12/01/35	1,083
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	314
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	532
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	530
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	789
555	Orange County Health Facilities Authority, Orlando Health, Inc., Rev., 5.000%, 10/01/15	564
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	512
160	Polk County School District, Sales Tax, Rev., AGM, 5.000%, 10/01/15	162
345	State of Florida, Department of Environmental Protection, Everglades Restoration, Series A, Rev., AGC, 5.000%, 07/01/15	347
35	State of Florida, Department of Environmental Protection, Florida Forever, Series A, Rev., 5.000%, 07/01/15	35
	Sumter County IDA, Central Florida Health Alliance Projects,
125	Series A, Rev., 3.000%, 07/01/15	126
265	Series A, Rev., 4.000%, 07/01/16	274

		5,420

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.2%
25	City of Port St. Lucie, GO, NATL-RE, 4.000%, 07/01/15 (p)	25
25	County of St. Johns, Rev., NATL-RE, 4.500%, 07/01/15 (p)	25
835	Highlands County Health Facilities Authority, Series B, Rev., 5.000%, 11/16/15 (p)	853
45	State of Florida, Department of Environmental Protection, Florida Forever, Series A, Rev., AMBAC, 4.250%, 07/01/15 (p)	46

		949

	Transportation — 0.3%
120	Florida State Municipal Loan Council Infrastructure Improvement Revenue, 9B Design-Build-Finance Project, Rev., 1.500%, 08/15/15	120
100	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., NATL-RE, 5.000%, 07/01/22	106
1,000	Miami-Dade County, Seaport, Series C, Rev., 3.000%, 10/01/15	1,010

		1,236

	Utility — 0.3%
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	801
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	577

		1,378

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	593

	Total Florida	16,241

	Georgia — 0.8%
	General Obligation — 0.3%
250	Dougherty County, School District, Sales Tax, GO, 4.000%, 12/01/16	263
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	154
100	Paulding County School District, GO, 5.000%, 02/01/17	107
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	172
25	Series C, GO, 5.000%, 07/01/15	25
150	Series G, GO, 5.000%, 12/01/17	166
360	Series I, GO, 5.000%, 11/01/21	431

		1,318

	Housing — 0.3%
	Georgia Housing & Finance Authority, Non Single Family,
490	Series B, Rev., 4.000%, 12/01/29	519
490	Subseries A-1, Rev., 4.000%, 06/01/44	527
50	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	54

		1,100

	Prerefunded — 0.0% (g)
100	State of Georgia, Series G, GO, 5.000%, 12/01/17 (p)	110

	Transportation — 0.0% (g)
50	Georgia State Road & Tollway Authority, Series A, Rev., 3.000%, 06/01/15	50
125	Georgia State Road & Tollway Authority, Federal Highway, Rev., NATL-RE, 5.000%, 06/01/15	125

		175

	Utility — 0.1%
50	Downtown Marietta Development Authority, City of Marietta Project, Rev., 5.125%, 07/01/15	50
400	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/16	412
35	Upper Oconee Basin Water Authority, Rev., NATL-RE, 5.125%, 07/01/15 (p)	35

		497

	Water & Sewer — 0.1%
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17	214
50	Cobb County-Marietta Water Authority, Rev., 5.000%, 11/01/15	51
25	Rockdale County Water & Sewerage Authority, GO, AGM, 5.000%, 07/01/15	25

		290

	Total Georgia	3,490

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, 5.000%, 08/01/17	406

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — 0.0% (g)
20	State of Hawaii, Series DG, GO, AMBAC, 5.000%, 07/01/15	20

	Total Hawaii	426

	Illinois — 4.5%
	General Obligation — 1.6%
235	City of Chicago, Series 2006A, GO, AGM, 4.750%, 01/01/30	235
	City of Chicago, Board of Education,
60	Series B, GO, AGM, 5.000%, 12/01/15	61
350	Series D, GO, 3.500%, 12/01/15	350
	County of Cook,
1,980	Series A, GO, 5.000%, 11/15/15	2,012
1,000	Series A, GO, 5.000%, 11/15/17	1,060
500	County of Cook, Community College District No. 508, City Colleges of Chicago, Unlimited Tax, GO, 4.000%, 12/01/15	508
2,320	State of Illinois, GO, 5.000%, 08/01/15	2,336

		6,562

	Housing — 0.6%
165	City of Chicago, Single Family Mortgage, Series E, Rev., 5.500%, 12/01/42	174
	Illinois Housing Development Authority, Homeowner Mortgage,
54	Series D, Rev., AMT, 4.600%, 08/01/15	54
2,175	Subseries A-2, Rev., 4.000%, 02/01/35	2,300

		2,528

	Other Revenue — 2.0%
500	City of Chicago, Motor Fuel Tax, Rev., 5.000%, 01/01/18	525
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/19	551
2,000	Illinois Finance Authority, GAS Supply Revenue, Peoples Gas Light and Coke Co. Project, Series B, Rev., VAR, 2.625%, 08/01/15	2,007
1,490	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,487
2,650	Illinois Finance Authority, Rush University Medical Center Obligated group, Series A, Rev., 5.000%, 11/15/38	2,905
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	329
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	232
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	275

		8,311

	Prerefunded — 0.0% (g)
50	Metropolitan Pier & Exposition Authority, Dedicated State Tax, McMormick Place Expansion, Series A, Rev., FGIC, 5.500%, 06/15/15 (p)	50

	Special Tax — 0.1%
255	Chicago Board of Education, Series A, Rev., AMBAC, Zero Coupon, 12/01/15	251
170	City of Chicago, Board of Education, Series 1999A, Rev., NATL-RE, Zero Coupon, 12/01/15	168

		419

	Transportation — 0.2%
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	371
115	City of Chicago, Transit Authority, Series A, Rev., AMBAC, 5.250%, 06/01/15	115
	Regional Transportation Authority,
35	Series 2000, Rev., NATL-RE, 6.250%, 07/01/15	35
50	Series A, Rev., NATL-RE, 6.250%, 07/01/15	50
25	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry & Will Counties, Series A, Rev., NATL-RE, 5.000%, 07/01/15	25

		596

	Total Illinois	18,466

	Indiana — 2.9%
	Certificate of Participation/Lease — 0.0% (g)
60	City of Indianapolis, COP, 2.550%, 06/15/15	60

	Education — 0.2%
25	Ball State University, Series N, Rev., AGM, 4.000%, 07/01/15	25
50	Evansville-Vanderburgh School Building Corp., Rev., AGM, 5.000%, 07/10/15	50
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	105
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/20	113
50	Indiana University, Rev., 5.000%, 06/01/15	50

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Education — continued
30	Purdue University, Student Facilities Systems, Series A, Rev., 4.000%, 07/01/15	30
30	Purdue University, Student Fee, Series X, Rev., 5.000%, 07/01/15	30
300	Westfield Washington Multi-School Building Corp., Rev., AGM, 4.000%, 01/15/16	307

		710

	General Obligation — 0.5%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, GO, 1.750%, 06/01/18	1,863
45	Indianapolis-Marion County Public Library, GO, 3.000%, 07/01/15	45

		1,908

	Hospital — 0.1%
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	357

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Program,
270	Series A, Rev., FHLMC, 4.500%, 06/01/28	289
315	Series C, Rev., FHLMC, 4.500%, 12/01/27	336

		625

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
800	Indiana Development Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VAR, 4.700%, 10/01/15	811

	Other Revenue — 1.8%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	265
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VRDO, 1.850%, 10/01/19	2,499
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	577
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	868
1,800	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,841
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16	335
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	115
780	Monroe County Jail, Law Enforcement & Governmental Space Building Corp., Rev., 2.000%, 08/01/15	782

		7,282

	Prerefunded — 0.0% (g)
50	Noblesville Building Corp., First Mortgage City Hall Project, Rev., AGM, 5.000%, 07/15/15 (p)	50

	Special Tax — 0.0% (g)
50	Carmel Redevelopment Authority, Rev., NATL-RE, 5.000%, 07/01/15	50

	Utility — 0.0% (g)
100	City of Indianapolis, Department of Public Utilities, Gas Utility, Series B, Rev., NATL-RE, 4.000%, 06/01/15	100

	Water & Sewer — 0.0% (g)
100	Indianapolis Local Public Improvement Bond Bank (The), Waterworks Project, Series L, Rev., NATL-RE, 4.500%, 07/01/15	100

	Total Indiana	12,053

	Iowa — 0.2%
	Education — 0.0% (g)
25	Des Moines Independent Community School District, School Infrastructure, Sales Services, Rev., AGM, 4.000%, 06/01/15	25

	General Obligation — 0.0% (g)
25	City of Ankeny, Series D, GO, 3.000%, 06/01/15	25
50	City of Iowa, Water Revenue, Series C, GO, 1.500%, 07/01/15	50

		75

	Housing — 0.2%
330	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., 4.500%, 07/01/28	356

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
295	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., FHLMC, 4.500%, 01/01/29	315

		671

	Total Iowa	771

	Kansas — 0.4%
	Housing — 0.1%
245	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., 5.450%, 06/01/38	255

	Other Revenue — 0.1%
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	497

	Prerefunded — 0.1%
275	City of Wichita, Hospital Facilities, Series IV-A, Rev., 4.500%, 11/15/15 (p)	280
300	Counties of Reno & Labette, Single Family Mortgage Revenue, Rev., FGIC, Zero Coupon, 12/01/15 (p)	300

		580

	Transportation — 0.1%
25	Kansas Development Finance Authority, Transportation Revolving Fund, Series TR, Rev., 2.500%, 10/01/15	25
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	238

		263

	Utility — 0.0% (g)
25	Johnson County Water District No. 1, Rev., 2.500%, 07/01/15	25

	Total Kansas	1,620

	Kentucky — 0.8%
	Education — 0.0% (g)
50	Owensboro Independent School District Finance Corp., School Building, Rev., PSF-GTD, 3.500%, 09/01/15	50

	Housing — 0.1%
155	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	164

	Other Revenue — 0.1%
300	City of Russell, Bon Secours Health System, Inc., Rev., 4.000%, 11/01/15	304

	Transportation — 0.0% (g)
	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Project,
30	Rev., AMBAC, 5.000%, 07/01/15	30
40	Series B, Rev., AMBAC, 5.000%, 07/01/15	40

		70

	Utility — 0.6%
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,540

	Total Kentucky	3,128

	Louisiana — 1.6%
	General Obligation — 0.1%
500	City of New Orleans, Sewerage Service, GO, 5.000%, 06/01/18	551
30	State of Louisiana, Series B, GO, 5.000%, 07/15/15	30

		581

	Hospital — 0.6%
2,315	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries of Our Lady Health System Project, Series A, Rev., 4.000%, 07/01/39	2,280

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
500	Louisiana Public Facilities Authority, Entergy Gulf States, Series B, Rev., 2.875%, 11/01/15	505

	Other Revenue — 0.6%
200	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC project, Series B-2A, Rev., 2.125%, 10/01/15	201
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,013
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	116
25	State of Louisiana, St. Tammany Parish Sales Tax District No. 12, Rev., CIFG, 5.000%, 06/01/15	25
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,073

		2,428

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Transportation — 0.2%
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	994

	Total Louisiana	6,788

	Maine — 1.0%
	Housing — 0.8%
	Maine State Housing Authority,
2,195	Series A-1, Rev., AMT, 4.500%, 11/15/28	2,309
790	Series B, Rev., 4.000%, 11/15/43	849

		3,158

	Other Revenue — 0.2%
	Maine Health & Higher Educational Facilities Authority,
540	Rev., 4.000%, 07/01/44	532
50	Series A, Rev., 3.000%, 07/01/15	50
40	Series B, Rev., 3.000%, 07/01/15	40
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	112

		734

	Transportation — 0.0% (g)
225	City of Portland ME General Airport Revenue, Rev., 3.000%, 07/01/15	226

	Total Maine	4,118

	Maryland — 0.4%
	General Obligation — 0.0% (g)
100	State of Maryland, State and Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17	110

	Housing — 0.2%
575	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	613

	Transportation — 0.2%
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	108
540	Rev., GRAN, 5.250%, 03/01/19	619
25	Series A, Rev., 3.000%, 07/01/15	25

		752

	Total Maryland	1,475

	Massachusetts — 2.0%
	Education — 0.5%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	821
500	Series J, Rev., AMT, 5.000%, 07/01/18	545
625	Massachusetts Health & Educational Facilities Authority, Harvard University Issue, Series A, Rev., 5.000%, 07/15/36	629

		1,995

	General Obligation — 0.1%
30	City of Gloucester, GO, AMBAC, 5.000%, 07/15/15	30
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	344
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	122
25	Town of Falmouth, GO, 3.000%, 07/15/15	25

		521

	Housing — 1.1%
200	Massachusetts Housing Finance Agency, Construction Loan Notes, Series C, Rev., 0.950%, 06/01/15 (p)	200
	Massachusetts Housing Finance Agency, Single Family Housing,
955	Series 167, Rev., 4.000%, 12/01/43	1,023
1,945	Series 169, Rev., 4.000%, 12/01/44	2,099
1,000	Series 177, Rev., AMT, 4.000%, 06/01/39	1,066

		4,388

	Other Revenue — 0.0% (g)
25	Massachusetts Development Finance Agency, Healthcare, Series K-6, Rev., 3.000%, 07/01/15	25
50	Massachusetts State Health & Educational Facilities Authority, Series G, Rev., 5.000%, 07/01/15	50

		75

	Prerefunded — 0.2%
	Commonwealth of Massachusetts,
95	Series C, GO, 5.000%, 09/01/15 (p)	96
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	766

		862

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Transportation — 0.0% (g)
45	Massachusetts Bay Transportation Authority, Series C, Rev., 5.250%, 07/01/15	45
60	Massachusetts Bay Transportation Authority, Sales Tax, Series C, Rev., 5.500%, 07/01/15	61

		106

	Utility — 0.1%
120	Massachusetts Municipal Wholesale Electric Co., Power Supply System, Nuclear Project No. 5, Series A, Rev., 5.000%, 07/01/15	121

	Total Massachusetts	8,068

	Michigan — 2.3%
	Education — 0.3%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., 5.000%, 11/01/17	1,076
50	Saginaw Valley State University, Series A, Rev., 5.000%, 07/01/15	50

		1,126

	General Obligation — 0.7%
525	Counties of Washtenaw & Wayne, School District, GO, AGM, Q-SBLF, 5.000%, 05/01/16	527
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	618
650	GO, 5.000%, 05/01/19	732
930	GO, 5.000%, 05/01/20	1,065

		2,942

	Hospital — 0.5%
1,850	Michigan Finance Authority Hospital, Oakwood Obligated Group, Rev., 3.000%, 11/01/15	1,870

	Housing — 0.2%
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	443
340	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	361

		804

	Other Revenue — 0.3%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,047
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	226

		1,273

	Prerefunded — 0.0% (g)
35	City of Grand Rapids, Sanitary Sewer System, Rev., NATL-RE, 5.125%, 07/01/15 (p)	35

	Transportation — 0.3%
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,282

	Total Michigan	9,332

	Minnesota — 1.9%
	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	325

	General Obligation — 0.1%
50	State of Minnesota, State Trunk Highway, Series E, GO, 4.000%, 08/01/15	50
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	101
100	Series B, GO, 5.000%, 10/01/18	112
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	164

		427

	Housing — 1.2%
320	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., 4.500%, 06/01/35	337
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
275	Series A, Rev., FHLMC, 4.500%, 12/01/26	289
116	Series A-1, Rev., FHLMC, 5.250%, 12/01/40	117
240	Series A-2, Rev., 5.520%, 03/01/41	254
455	Minnesota Housing Finance Agency, Series D, Rev., FHLMC, 4.000%, 07/01/40	478
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
140	Series D, Rev., 4.500%, 07/01/34	148
300	Series E, Rev., 4.000%, 01/01/35	317

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
155	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., FHLMC, 4.500%, 01/01/31	165
	Minnesota Housing Finance Agency, Residential Housing Finance,
580	Series A, Rev., 4.000%, 07/01/38	621
885	Series B, Rev., 4.000%, 01/01/38	953
1,455	Series C, Rev., 4.000%, 01/01/45	1,565

		5,244

	Other Revenue — 0.5%
2,000	Minnesota Housing Finance Agency, Multifamily Housing, Minneapolis Preservation Portfolio Project, Rev., 0.550%, 08/01/16	2,001
25	State of Minnesota, Retirement System Building, Rev., 2.000%, 06/01/15	25

		2,026

	Total Minnesota	8,022

	Mississippi — 0.2%
	General Obligation — 0.0% (g)
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	180

	Housing — 0.0% (g)
40	Mississippi Home Corp., Single Family Mortgage, Series C-1, Rev., 3.950%, 06/01/15	40

	Other Revenue — 0.2%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	622

	Total Mississippi	842

	Missouri — 2.2%
	Education — 0.3%
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	374
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	773

		1,147

	Housing — 0.3%
90	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., 4.625%, 05/01/28	95
775	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41	836
150	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., 4.250%, 11/01/30	161

		1,092

	Other Revenue — 1.3%
20	City of Kansas, Municipal Assistance Corp., Series A, Rev., NATL-RE, 5.000%, 04/15/17	21
40	Great Rivers Greenway Metropolitan Park & Recreation District, Rev., AMBAC, 4.000%, 06/01/15	40
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
250	Series A, Rev., 5.000%, 01/01/16	257
225	Series B, Rev., 5.000%, 07/01/25	263
25	Series C, Rev., 5.375%, 07/01/15	25
	Missouri State Health & Educational Facilities Authority, CoxHealth,
2,500	Series A, Rev., 5.000%, 11/15/35	2,746
2,000	Series A, Rev., 5.000%, 11/15/39	2,173

		5,525

	Prerefunded — 0.3%
5	City of Kansas, Municipal Assistance Corp., Series A, Rev., NATL-RE, 5.000%, 04/15/16 (p)	5
50	Kansas City, Metropolitian Community Colleges Building Corp., Improvement Leasehold-Junior College, Rev., NATL-RE, 5.000%, 07/01/15 (p)	50
1,000	Missouri Highways & Transportation Commission, First Lien State Road, Series B, Rev., 5.000%, 05/01/16 (p)	1,043
100	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/16 (p)	105

		1,203

	Transportation — 0.0% (g)
250	City of St Louis, International Airport, Rev., NATL-RE, 5.500%, 07/01/15	251

	Total Missouri	9,218

	Montana — 0.3%
	Housing — 0.3%
685	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27	729

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
340	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	354

	Total Montana	1,083

	Nebraska — 0.5%
	Other Revenue — 0.0% (g)
50	Lancaster County Hospital Authority No. 1, Bryanlgh Medical Center Project, Series A, Rev., 4.000%, 06/01/15	50

	Prerefunded — 0.0% (g)
25	Nebraska Public Power District, Series A, Rev., AMBAC, 4.100%, 07/01/15 (p)	25

	Utility — 0.5%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	836
650	Central Plains Energy Project, Project No.3, Rev., 5.000%, 09/01/15	656
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	334

		1,826

	Total Nebraska	1,901

	Nevada — 0.2%
	General Obligation — 0.1%
50	Carson City School District, GO, 3.000%, 06/01/15	50
	Clark County School District,
100	GO, 5.000%, 06/15/20	111
110	Series B, GO, AGM, 5.000%, 06/15/15 (p)	111

		272

	Other Revenue — 0.0% (g)
50	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.250%, 07/01/15	51

	Prerefunded — 0.0% (g)
25	City of Henderson, Series D, GO, NATL-RE, 5.000%, 06/01/15 (p)	25
50	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	51
35	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16 (p)	36
50	State of Nevada, Open Space Parks, Series C, GO, NATL-RE, 4.250%, 06/01/15 (p)	50

		162

	Transportation — 0.1%
500	County of Clark , Airport System Junior Subordinate Lien, Series C-1, Rev., 2.500%, 07/01/15	501

	Total Nevada	986

	New Hampshire — 0.4%
	Housing — 0.1%
430	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	442
135	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	143

		585

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,031

	Total New Hampshire	1,616

	New Jersey — 3.5%
	Certificate of Participation/Lease — 0.1%
390	New Jersey Participation Equipment, Lease Paymnents, Series A, COP, 5.000%, 06/15/15	391
100	State of New Jersey, Series A, COP, 4.000%, 06/15/15	100

		491

	Education — 0.8%
25	Bergen County Improvement Authority, Series A, Rev., 3.000%, 06/01/15	25
500	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series C, Rev., 4.000%, 09/01/15	504
55	New Jersey Educational Facilities Authority, Princeton Univesity, Series D, Rev., 5.250%, 07/01/15	55
65	New Jersey Educational Facilities Authority, Ramapo College, Series I, Rev., AMBAC, 4.000%, 07/01/15	65
60	New Jersey Educational Facilities Authority, Rowan University, Series D, Rev., AMBAC, 5.000%, 07/01/15	60
50	New Jersey Educational Facilities Authority, Seton Hall University, Series D, Rev., 3.000%, 07/01/15	50
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1, Rev., 5.000%, 12/01/15	511

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Education –– continued
505	Series 1A, Rev., 4.000%, 12/01/15	514
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,023
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	543

		3,350

	General Obligation — 0.3%
35	Borough of Princeton, GO, NATL-RE, 4.000%, 06/01/15	35
100	City of Trenton, GO, AGC, 5.000%, 07/15/15	101
25	County of Somers, Series A, GO, 4.000%, 07/15/15	25
190	County of Somerset, Borough of Manville, General Improvement, GO, NATL-RE, 4.125%, 06/15/15	190
300	Middlesex County, Township of Monroe, GO, 3.000%, 02/01/16	305
25	Middlesex County, Vocational Improvement, GO, 3.500%, 06/01/15	25
25	Sterling Regional High School District, GO, 4.500%, 06/01/15	25
50	The Township of South Brunswick, GO, 3.000%, 07/15/15	50
180	Township of Maplewood, GO, 4.000%, 10/01/16	189
	Township of Montville,
150	GO, 4.000%, 08/15/18	163
205	GO, 4.000%, 08/15/20	229
65	Township of Woodbridge, GO, NATL-RE, 4.000%, 07/01/15	65

		1,402

	Housing — 0.4%
1,000	New Jersey housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16	998
605	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	621

		1,619

	Other Revenue — 0.6%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	116
300	New Jersey Building Authority, Series B, Rev., AGM, 5.250%, 12/15/15	308
155	New Jersey Building Authority, State Building, Rev., AGM, 5.000%, 06/15/15	155
875	New Jersey Economic Development Authority, Cigarette Tax, Rev., 5.000%, 06/15/15	877
300	New Jersey Economic Development Authority, School Facilities Construction, Series K, Rev., NATL-RE, 5.250%, 12/15/15	307
25	New Jersey Economic Development Authority, State Office Buildings Projects, Series A, Rev., AGM, 5.250%, 06/15/15	25
500	New Jersey Health Care Facilities Financing Authority, Barnabas Health, Series A, Rev., 4.000%, 07/01/15	501

		2,289

	Prerefunded — 0.0% (g)
30	Township of Stafford, General Improvement, Water & Sewer Utility, Series B, GO, NATL-RE, 4.000%, 07/01/15 (p)	30

	Transportation — 1.3%
1,500	New Jersey Transit Corp., Series A, Rev., 5.000%, 09/15/18	1,659
	New Jersey Transportation Trust Fund Authority,
445	Series A, Rev., NATL-RE, 5.000%, 06/15/15	446
140	Series B, Rev., NATL-RE, 5.500%, 12/15/15	143
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM, 5.750%, 06/15/17	108
2,620	Series A, Rev., AMBAC, 5.500%, 12/15/15	2,680
300	Series B-1, Rev., 3.500%, 12/15/16	308
100	Series B-2, Rev., 5.000%, 12/15/16	105

		5,449

	Total New Jersey	14,630

	New Mexico — 0.3%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
570	Series A, Rev., 4.250%, 03/01/43	619
115	Series A, Rev., FHLMC, 5.000%, 09/01/30	124
65	Series I- B-3, Rev., AMT, 4.200%, 07/01/28	66

		809

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 0.1%
35	City of Albuquerque, Gross Receipts Tax, Series B, Rev., 5.000%, 07/01/15	35
	New Mexico Finance Authority, Senior Lien, Public Project Revolving Fund,
40	Series C, Rev., 5.000%, 06/01/15	40
50	Series D, Rev., AMBAC, 5.000%, 06/01/15	50
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	115
30	New Mexico State Severance Tax, Series A-1, Rev., 5.000%, 07/01/15	30

		270

	Transportation — 0.0% (g)
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	116

	Total New Mexico	1,195

	New York — 3.6%
	Education — 0.1%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	325
35	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.000%, 07/01/15	35
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	162

		522

	General Obligation — 1.7%
25	Bethlehem Central School District, Series B, GO, NATL-RE, 4.125%, 07/15/15	25
25	Brockport Central School District, GO, AGM, 3.000%, 06/15/15	25
50	City of Auburn, Series A, GO, AMBAC, 4.125%, 06/01/15	50
30	County of Erie, Depew Union Free School District, GO, 2.000%, 06/01/15	30
45	County of Monroe, Rush-Henrietta Central School District, GO, 2.000%, 06/15/15	45
60	County of Orange, Series A, GO, 5.000%, 07/15/15	60
40	County of Orange, Various Purpose, GO, NATL-RE, 4.250%, 07/01/15	40
25	County of Suffolk, Smithtown Central School District, GO, AGM, 4.000%, 07/15/15	25
40	Deer Park Union Free School District, GO, NATL-RE, 5.000%, 06/15/15	40
800	Hilton Central School District, GO, 4.000%, 06/15/16	831
	New York City,
135	Series A, GO, AGM, 5.000%, 08/01/15	136
155	Series B, GO, 5.000%, 08/01/16	164
100	Series E-1, GO, 5.250%, 10/15/17	110
135	New York City, Unrefunded Balance, Series C, GO, AGM, 5.000%, 08/01/16	136
50	Town of Brookhaven, GO, AMBAC, 5.000%, 06/01/15	50
100	Town of Oyster Bay, Public Improvement, Series A, GO, 4.000%, 03/15/16	103
5,000	Utica City School District, GO, 1.000%, 07/23/15	5,002
135	Wellsville Central School District, GO, 4.000%, 06/15/15	135
50	Williamsville Central School District, GO, 4.000%, 06/15/15	50

		7,057

	Housing — 1.0%
100	New York City Housing Development Corp., Multi-Family Housing, Series E, Rev., 2.600%, 11/01/15	101
1,815	New York Mortgage Agency, Homeowner Mortgage, Series 186, Rev., 1.700%, 10/01/18	1,810
2,000	State of New York, Mortgage Agency, Homeowner Mortgage, Series 191, Rev., AMT, 3.500%, 10/01/34	2,087

		3,998

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,038

	Other Revenue — 0.1%
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	202
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	107
50	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-2, Rev., 5.000%, 07/15/15	50

		359

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.1%
	New York City,
5	Series C, GO, AGM, 5.000%, 08/01/15 (p)	5
120	Series E-1, GO, 4.500%, 08/01/15 (p)	121
25	Series O, GO, AMBAC, 5.000%, 06/01/15 (p)	25
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	117

		268

	Special Tax — 0.0% (g)
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19	109

	Transportation — 0.0% (g)
50	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.250%, 11/15/15	51

	Utility — 0.0% (g)
125	Long Island Power Authority, Electric System, Series A, Rev., AGM, LIQ: UBS AG, Zero Coupon, 06/01/15	125

	Water & Sewer — 0.3%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	261
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22	783
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
25	Series A, Rev., 4.500%, 06/15/15	25
30	Series A, Rev., 5.000%, 06/15/15	30
50	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, NYC Municipal Project, Series C, Rev., 5.000%, 06/15/15	50
25	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, NYC Municipal Project, 2nd Resolution Bonds, Series B, Rev., 5.000%, 06/15/15	25

		1,174

	Total New York	14,701

	North Carolina — 0.4%
	Certificate of Participation/Lease — 0.1%
75	City of Charlotte, Cultural Arts Facilities, Series E, COP, 3.000%, 06/01/15	75
25	City of Charlotte, Public Safety Facilities, Series D, COP, 4.250%, 06/01/15	25
25	North Carolina Infrastructure Finance Corp., Repair & Renovation Projects, Series A, COP, NATL-RE, 5.000%, 06/01/15	25

		125

	General Obligation — 0.1%
50	Appalachian State University, GO, NATL-RE, 4.000%, 07/15/15	50
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	198
200	New Hanover County, GO, 5.000%, 12/01/20	237

		485

	Housing — 0.2%
	North Carolina Housing Finance Agency, Home Ownership,
420	Series 1, Rev., 4.500%, 07/01/28	437
105	Series 2, Rev., 1.600%, 07/01/15	105
230	Series 2, Rev., 4.250%, 01/01/28	238
15	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	15

		795

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
100	Sampson Area Development Corp., Rev., AGM, 4.000%, 06/01/15	100

	Prerefunded — 0.0% (g)
80	County of Granville, Public Improvement & School Bonds, GO, NATL-RE, 4.000%, 06/01/15 (p)	80

	Water & Sewer — 0.0% (g)
25	Onslow Water & Sewer Authority, Combined Enterprise, Series A, Rev., XLCA, 5.000%, 06/01/15	25

	Total North Carolina	1,610

	North Dakota — 0.6%
	Housing — 0.6%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
160	Series A, Rev., 0.300%, 07/01/15	160
575	Series A, Rev., 3.750%, 07/01/42	610

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
725	Series A, Rev., 4.000%, 07/01/34	777
470	Series B, Rev., 4.500%, 01/01/28	496
170	Series B, Rev., 5.000%, 07/01/28	180
350	Series D, Rev., 4.250%, 07/01/28	374

	Total North Dakota	2,597

	Ohio — 2.1%
	Certificate of Participation/Lease — 0.0% (g)
25	University of Cincinnati University Center Project, COP, NATL-RE, 5.000%, 06/01/15	25

	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	223
25	University of Cincinnati, General Receipts, Series C, Rev., AGC, 5.000%, 06/01/15	25

		248

	General Obligation — 0.1%
100	Counties of Clark & Miami, Tecumseh Local School District, Various Purpose, GO, Zero Coupon, 12/01/15	100
25	State of Ohio, Series A, GO, 5.000%, 06/15/15	25
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	132
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	232

		489

	Hospital — 0.1%
60	County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project, Series A, Rev., 4.000%, 11/01/15	61
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	208

		269

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
145	Series 1, Rev., 4.800%, 11/01/28	153
140	Series 1, Rev., 5.000%, 11/01/28	148
530	Series 2, Rev., 4.500%, 11/01/28	563
325	Series 3, Rev., 4.500%, 11/01/29	353

		1,217

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
25	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., 4.000%, 06/01/15	25
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	120

		145

	Other Revenue — 1.4%
500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	500
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
115	Series C, Rev., 3.000%, 11/15/16	118
120	Series C, Rev., 3.000%, 05/15/17	124
175	Series C, Rev., 3.000%, 11/15/17	181
340	Series C, Rev., 3.000%, 11/15/18	352
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., 5.000%, 12/01/20	1,169
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	1,048
2,145	Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System, Rev., 5.000%, 12/01/15	2,178
25	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B-1, Rev., 5.000%, 01/01/17	27
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15	154

		5,851

	Prerefunded — 0.1%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	206
370	State of Ohio, Series A, GO, 5.000%, 06/15/16 (p)	388

		594

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	17

	Total Ohio	8,855

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Oklahoma — 0.4%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
165	Series A, Rev., 4.750%, 03/01/28	178
170	Series B, Rev., 4.500%, 09/01/27	182

		360

	Prerefunded — 0.0% (g)
50	Oklahoma Capital Improvement Authority, State Facilities, Higher Education Projects, Series F, Rev., AMBAC, 5.000%, 07/01/15 (p)	50

	Transportation — 0.3%
50	Oklahoma Capital Improvement Authority, State Highway Capital Improvement, Series A, Rev., 2.000%, 07/01/15	50
105	Oklahoma Department of Transportation, Series A, Rev., NATL-RE, 5.625%, 09/01/15	107
	Tulsa Airports Improvement Trust,
250	Series A, Rev., 3.000%, 06/01/16	255
500	Series B, Rev., 2.000%, 06/01/15	500
400	Series B, Rev., 3.000%, 06/01/16	408

		1,320

	Total Oklahoma	1,730

	Oregon — 1.0%
	General Obligation — 0.0% (g)
25	Lane County School District No 4J Eugene, GO, 5.000%, 07/01/15	25
30	Lane County School District No. 76, GO, AGM, 3.000%, 06/15/15	30

		55

	Housing — 0.3%
875	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	938
190	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., 1.650%, 01/01/17	191

		1,129

	Other Revenue — 0.1%
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/18	417

	Prerefunded — 0.3%
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/19 (p)	112
1,000	Series A, Rev., AGM, 5.000%, 04/01/17 (p)	1,078

		1,190

	Transportation — 0.3%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,149

	Water & Sewer — 0.0% (g)
25	City of Portland, First Lien Sewer System, Series A, Rev., NATL-RE, 5.000%, 06/01/15	25

	Total Oregon	3,965

	Pennsylvania — 1.3%
	Education — 0.3%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	296
25	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B, Rev., AMBAC, 5.000%, 09/01/15	25
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	414
400	Series A, Rev., 5.000%, 07/15/17	431

		1,166

	General Obligation — 0.2%
50	City of Easton, GO, AGM, 3.000%, 11/15/15	51
	Commonwealth of Pennsylvania,
60	GO, 5.000%, 07/01/15	60
25	GO, 5.250%, 07/01/15	25
100	GO, AGM, 5.375%, 07/01/20	117
190	GO, NATL-RE, 5.375%, 07/01/16	200
35	Counties of Cumberland & Franklin, Shippensburg Area School District, Series A, GO, AGM, 4.000%, 11/15/15	36
40	County of Allegheny, Gateway School District, GO, AGM, 5.000%, 07/15/15	40
35	County of Chester, Series C, GO, 3.000%, 07/15/15	35
30	County of Lancaster, Penn Manor School District, GO, 2.000%, 06/01/15	30

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
45	Lampeter-Strasburg School District, GO, 3.000%, 06/01/15	45

		639

	Housing — 0.8%
2,500	Pennsylvania Housing Finance Agency, Single Family, Series 116A, Rev., 3.500%, 10/01/35	2,587
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
220	Series 112, Rev., 5.000%, 04/01/28	233
425	Series 96-B, Rev., 3.950%, 10/01/16	441

		3,261

	Other Revenue — 0.0% (g)
50	Geisinger Authority, Health System Revenue, Series A-2, Rev., 4.000%, 06/01/15	50

	Prerefunded — 0.0% (g)
25	City of Philadelphia, Water & Wastewater, Series A, Rev., AGM, 5.250%, 07/01/15 (p)	25
40	Commonwealth of Pennsylvania, GO, AGM, 4.150%, 07/01/15 (p)	40

		65

	Utility — 0.0% (g)
175	Philadelphia Gas Works Co., General Ordinance, Series 1998, Rev., AMBAC, 5.000%, 10/01/15	178

	Water & Sewer — 0.0% (g)
25	City of Philadelphia, Water & Wastewater, Series A, Rev., 4.000%, 06/15/15	25
100	Erie Sewer Authority, Series A, Rev., AGM, 4.000%, 06/01/15 (p)	100

		125

	Total Pennsylvania	5,484

	Rhode Island — 0.0% (g)
	General Obligation — 0.0% (g)
50	Town of West Greenwich, GO, NATL-RE, 6.000%, 08/15/15	51

	Transportation — 0.0% (g)
50	Rhode Island Economic Development Corp., Series A, Rev., NATL-RE, 5.000%, 06/15/15	50

	Total Rhode Island	101

	South Carolina — 1.7%
	Education — 0.8%
175	Allendale County School District, Rev., 2.000%, 12/01/15	176
3,000	University of South Carolina, Rev., 4.000%, 05/01/45 (w)	3,004

		3,180

	General Obligation — 0.0% (g)
25	Lexington County School District No. 1, Series C, GO, 5.000%, 02/01/17	27

	Hospital — 0.3%
1,000	South Carolina Jobs-Economic Development Authority, Hospital, Palmetto Health, Series A, Rev., 3.000%, 08/01/15	1,003

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,034

	Other Revenue — 0.1%
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	256

	Prerefunded — 0.0% (g)
75	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District, South Carolina Project, Rev., 5.250%, 12/01/15 (p)	77

	Transportation — 0.0% (g)
50	County of Charleston, Airport District, Airport System, Rev., NATL-RE, XLCA, 5.000%, 07/01/15	50

	Utility — 0.0% (g)
100	City of Anderson, Water and Sewer System, Rev., AGM, 3.000%, 07/01/15	100

	Water & Sewer — 0.0% (g)
80	North Charleston Sewer District, Rev., 4.000%, 07/01/15	80

	Total South Carolina	6,807

	South Dakota — 0.8%
	Housing — 0.7%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
770	Series D, Rev., AMT, 4.000%, 11/01/29	807
1,180	Series F, Rev., 4.000%, 11/01/44	1,262

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
155	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	164
430	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	457

		2,690

	Other Revenue — 0.1%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	511

	Total South Dakota	3,201

	Tennessee — 0.6%
	General Obligation — 0.0% (g)
25	City of Cleveland, GO, NATL-RE, 5.000%, 06/01/15	25
50	City of Maryville, GO, 3.000%, 06/01/15	50
30	County of Sumner, GO, 5.000%, 06/01/15	30
30	Maury County, GO, AMBAC, 5.000%, 06/01/15	30

		135

	Housing — 0.6%
45	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., AMT, 3.750%, 01/01/25	46
	Tennessee Housing Development Agency, Homeownership Program,
235	Series 1A, Rev., AMT, 4.500%, 01/01/38	249
260	Series A, Rev., AMT, 4.500%, 07/01/31	275
	Tennessee Housing Development Agency, Housing Finance Program,
145	Series A, Rev., 4.500%, 01/01/28	152
290	Series B, Rev., 4.500%, 01/01/28	311
1,310	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,404

		2,437

	Water & Sewer — 0.0% (g)
25	City of Memphis, Sanitary Sewerage System, Rev., AGM, 5.000%, 07/01/15	25

	Total Tennessee	2,597

	Texas — 6.0%
	Education — 0.0% (g)
25	Texas State Technical College System, Financing System, Rev., 5.000%, 08/01/15	25
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	107

		132

	General Obligation — 3.4%
4,000	Alvin Independent School District, Series B, GO, VAR, PSF-GTD, 2.000%, 08/15/15	4,010
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	117
150	City of El Paso, GO, 5.000%, 08/15/18	168
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	481
25	County of Bexar, GO, 5.000%, 06/15/15	25
40	County of Bexar, Combination Flood Control Tax, GO, 4.000%, 06/15/15	40
750	County of Brazoria, Alvin Independent School District, Series B, GO, 3.000%, 08/14/17	781
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	297
815	GO, PSF-GTD, Zero Coupon, 08/15/19	763
135	GO, PSF-GTD, Zero Coupon, 08/15/20	124
460	Crandall Independent School District, Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	456
25	Cypress-Fairbanks Independent School District, Schoolhouse, GO, PSF-GTD, 5.000%, 02/15/16	26
650	Dallas County Community College District, GO, 5.000%, 02/15/16	672
745	Fort Bend County Municipal Utility District No. 138, GO, 2.000%, 09/01/15	748
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, PSF-GTD, 5.000%, 02/15/20	216
	Harris County Permanent Improvement,
375	Series A, GO, 5.000%, 10/01/18	423
25	Series B, GO, 4.000%, 10/01/16	26
170	Keller Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/15/21	194
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17	170
250	GO, PSF-GTD, 1.250%, 08/15/18	248

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation –– continued
3,630	Northside Independent School District, School Building, GO, VAR, 2.125%, 08/01/20	3,631
170	State of Texas, GO, 5.000%, 04/01/16	177
35	Tarrant Country, Limited Tax, GO, 5.000%, 07/15/16	37
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	202
100	Tomball Independent School District, School Building, GO, AGC, PSF-GTD, 5.000%, 02/15/18 (p)	111

		14,143

	Hospital — 0.1%
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	401

	Housing — 1.3%
2,500	Mckinney Housing Finance Corp. Multifamily Housing, Lakes of El Dorado Apartments, Rev., 0.600%, 10/01/16	2,498
2,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Ash Lane Apartments, Rev., 0.600%, 10/01/16	2,000
675	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., 4.250%, 01/01/34	724

		5,222

	Other Revenue — 0.5%
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	2,109

	Prerefunded — 0.3%
500	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/15 (p)	260
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (p)	214
615	North Texas Tollway Authority, First Tier, Series E-3, Rev., VAR, 5.750%, 01/01/16 (p)	634
70	Southmost Union Junior College District, Student Union Building Fees, Rev., NATL-RE, 4.500%, 08/15/15 (p)	71
15	State of Texas, GO, 5.000%, 04/01/16 (p)	16

		1,195

	Special Tax — 0.1%
	City of Irving, Hotel Occupancy Tax,
190	Series B, Rev., 2.000%, 08/15/15	191
295	Series B, Rev., 2.000%, 08/15/17	296

		487

	Transportation — 0.1%
25	City of Houston, Airport System Revenue, Series B, Rev., NATL-RE, 5.000%, 07/01/15	25
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	55
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	158
105	Texas Transportation Commission, Highway, First Tier, Series A, Rev., 4.750%, 04/01/17	113

		351

	Utility — 0.2%
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	171
270	SA Energy Acquisition Public Facility Corp., Rev., 5.250%, 08/01/16	282
265	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	267
65	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien, Series A, Rev., 5.000%, 12/15/15	67

		787

	Water & Sewer — 0.0% (g)
50	City of Arlington, Water & Wastewater System Revenue, Rev., NATL-RE, 5.000%, 06/01/15	50

	Total Texas	24,877

	Utah — 0.1%
	General Obligation — 0.1%
	Davis County, School District, School Builing Guaranty Program,
25	GO, 3.000%, 06/01/15	25
20	GO, 4.000%, 06/01/16	21
	State of Utah,
25	Series A, GO, 5.000%, 07/01/15	25
145	Series A, GO, 5.000%, 07/01/20	170

		241

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
65	Utah Water Finance Agency, Loan Financing Programme, Series A, Rev., AMBAC, 5.000%, 06/01/15 (p)	65

	Total Utah	306

	Vermont — 1.1%
	Housing — 1.0%
	Vermont Housing Finance Agency, Multiple Purpose,
2,000	Series B, Rev., 4.000%, 11/01/44	2,144
1,810	Series B, Rev., AMT, 4.125%, 11/01/42	1,883

		4,027

	Other Revenue — 0.1%
350	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., 4.500%, 02/01/26	371

	Total Vermont	4,398

	Virginia — 0.3%
	Education — 0.0% (g)
30	Virginia Public School Authority, School Financing, Series C, Rev., 5.000%, 08/01/15	30
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16	106

		136

	General Obligation — 0.0% (g)
25	City of New Port News, Series B, GO, 3.000%, 07/01/15	25
30	County of Loudoun, Public Improvement, Series A, GO, 4.000%, 07/01/15	30

		55

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	610

	Other Revenue — 0.1%
25	City of Roanoke, Industrial Development Authority, Carilion Health System, Series C, Rev., AGM, 5.000%, 07/01/15	25
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	178
175	Series B, Rev., 5.000%, 11/01/26	204

		407

	Prerefunded — 0.0% (g)
40	Upper Occoquan Sewage Authority, Rev., AGM, 5.000%, 07/01/15 (p)	40
100	Virgina Resources Authority, Infrastructure Revenue, Pooled Financing Program, Series B, Rev., 5.000%, 11/01/15 (p)	102

		142

	Total Virginia	1,350

	Washington — 1.3%
	Certificate of Participation/Lease — 0.0% (g)
50	State of Washington, Series A, COP, 3.000%, 07/01/15	50

	General Obligation — 0.1%
25	County of Clark, Vancouver School District No. 37, GO, NATL-RE, 5.500%, 06/01/15	25
30	Kitsap County, GO, NATL-RE, 5.000%, 07/01/15	30
25	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	27
	State of Washington, Various Purpose,
40	Series A, GO, 5.000%, 07/01/15	40
100	Series D, GO, 5.000%, 02/01/20	116
25	Series F, GO, 4.500%, 07/01/15	25

		263

	Hospital — 0.6%
2,415	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., GNMA/FNMA, 3.500%, 06/01/44	2,524

	Housing — 0.4%
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	370
205	Seattle City Housing Authority, Rev., 1.000%, 09/15/15	205
805	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., FHLMC, 4.250%, 10/01/32	864

		1,439

	Prerefunded — 0.1%
75	County of Clark, Battleground School District No. 119, Series A, GO, AGM, 5.125%, 06/01/15 (p)	75
85	County of Clark, Evergreen School District No. 114, GO, AGM, 5.000%, 06/01/15 (p)	85
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	112

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded –– continued
25	State of Washington, Series A, GO, AGM, 5.000%, 07/01/15 (p)	25

		297

	Transportation — 0.0% (g)
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., NATL-RE, 5.500%, 12/01/19	128
25	State of Washington, Federal Highway, SR 520 Corridor Program, Series C, Rev., GAN, 5.000%, 09/01/15	25

		153

	Utility — 0.1%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	407
50	Energy Northwest, Electric Revenue, Series A, Rev., 5.000%, 07/01/15	50
30	Energy Northwest, Project 1, Series A, Rev., 5.000%, 07/01/15	30

		487

	Total Washington	5,213

	West Virginia — 0.3%
	Education — 0.0% (g)
50	West Virginia Higher Education Policy Commission, Community & Technical Colleges, Capital improvement, Series A, Rev., 5.000%, 07/01/15	50

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Rev., VAR, 2.250%, 09/01/16	1,010

	Prerefunded — 0.0% (g)
100	Ohio County Board of Education, Public School, GO, NATL-RE, 5.250%, 06/01/15 (p)	100

	Total West Virginia	1,160

	Wisconsin — 0.4%
	General Obligation — 0.0% (g)
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	108

	Hospital — 0.1%
	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc.,
250	Series A, Rev., 2.000%, 07/01/15	250
100	Series A, Rev., 3.000%, 07/01/16	103

		353

	Other Revenue — 0.3%
	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc.,
400	Rev., 4.000%, 05/01/16	411
350	Rev., 4.000%, 05/01/17	368
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	312

		1,091

	Utility — 0.0% (g)
25	State of Wisconsin, Rev., 5.000%, 06/01/15	25
100	State of Wisconsin, Clean Water, Rev., 5.000%, 06/01/15	100

		125

	Total Wisconsin	1,677

	Wyoming — 0.2%
	Housing — 0.1%
330	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	331

	Other Revenue — 0.1%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	669

	Total Wyoming	1,000

	Total Municipal Bonds (Cost $249,281)	250,476

Semi-Annual Demand Notes — 0.8%
	Alabama — 0.2%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	757

	Florida — 0.1%
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	500

	Indiana — 0.1%
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	253

	Michigan — 0.1%
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Rev., VAR, 4.000%, 06/01/16	310

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Semi-Annual Demand Notes — continued
	Texas — 0.3%
400	City of Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., 2.000%, 12/01/15	403
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,001

	Total Texas	1,404

	Total Semi-Annual Demand Notes (Cost $3,227)	3,224

Weekly Demand Notes — 17.0%
	California — 1.1%
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.200%, 06/04/15	1,002
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 1.050%, 06/04/15	1,003
2,650	Series M, Rev., VRDO, 0.080%, 06/04/15	2,650

	Total California	4,655

	Delaware — 0.0% (g)
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, LIQ: Bank of America N.A., 0.350%, 06/04/15	150

	Florida — 0.7%
1,900	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., 1.000%, 06/04/15	1,900
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, 0.175%, 06/04/15	926

	Total Florida	2,826

	Georgia — 0.7%
300	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.140%, 06/04/15	300
2,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VRDO, 0.380%, 06/04/15	1,994
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.100%, 06/04/15	700

	Total Georgia	2,994

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.100%, 06/04/15	850

	Indiana — 0.7%
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, 0.850%, 06/04/15	2,987

	Maryland — 0.6%
2,430	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/04/15	2,430

	Missouri — 0.9%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, 0.100%, 06/04/15	2,600
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.100%, 06/04/15	1,200

	Total Missouri	3,800

	New Jersey — 0.2%
700	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.800%, 06/04/15	702

	New Mexico — 1.0%
3,955	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.090%, 06/04/15	3,955

	New York — 1.8%
925	Metropolitan Transportation Authority, Series B-1, Rev., VAR, AGM, 0.373%, 06/04/15	897
	New York City,
1,200	Series B, Subseries B-4, GO, VRDO, 0.130%, 06/04/15	1,200
1,000	Series J-7, GO, VAR, 0.570%, 06/04/15	1,000
2,980	New York Liberty Development Corp., Series 41TP, Rev., VRDO, 0.100%, 06/04/15	2,980
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank, N.A., 0.110%, 06/04/15	1,100

	Total New York	7,177

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	North Carolina — 1.6%
3,595	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/04/15	3,595
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.100%, 06/04/15	1,055
1,600	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, 0.120%, 06/04/15 (p)	1,600
355	North Carolina Capital Facilities Finance Agency, Student Housing, The NCA&T University Foundation, LLC Project, Series B, Rev., VRDO, AGC, LOC: Wells Fargo Bank N.A., 0.100%, 06/04/15	355

	Total North Carolina	6,605

	Ohio — 0.6%
1,700	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, 0.100%, 06/04/15	1,700
800	Ohio State University, Series B, GO, VRDO, 0.070%, 06/04/15	800

	Total Ohio	2,500

	Pennsylvania — 1.0%
1,000	Downingtown Area School District, Chester County, GO, VRDO, 0.470%, 06/04/15	1,000
	Pennsylvania Turnpike Commission,
1,155	Series B, Rev., VAR, 0.500%, 06/04/15	1,155
2,000	Series B-1, Rev., 0.550%, 06/04/15	2,001

	Total Pennsylvania	4,156

	Tennessee — 1.9%
3,015	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: BB&T Corp., 0.120%, 06/04/15 (e)	3,015
5,000	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.150%, 06/04/15	5,000

	Total Tennessee	8,015

	Texas — 2.0%
950	City of Houston, Airport System Revenue, Rev., VAR, AGM, 0.260%, 06/04/15	877
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.780%, 06/04/15	2,007
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., VAR, 0.690%, 06/04/15	1,001
440	Houston Independent School District, GO, VAR, PSF-GTD, 2.500%, 06/04/15	440
2,200	Southwest Higher Education Authority, Inc., Southern Methodist University, Rev., VRDO, 0.070%, 06/04/15	2,200
1,060	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, 0.100%, 06/04/15	1,060
495	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.070%, 06/04/15	495

	Total Texas	8,080

	Virginia — 2.0%
4,800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.090%, 06/04/15	4,800
3,450	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.090%, 06/04/15 (e)	3,450

	Total Virginia	8,250

	Total Weekly Demand Notes (Cost $70,113)	70,132

SHARES
Investment Company — 0.0% (g)
	Fixed Income — 0.0% (g)
3	Blackstone/GSO Strategic Credit Fund (m) (Cost $49)	50

PRINCIPAL AMOUNT
Loan Assignments — 0.2%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
132	Citgo Holding, Inc., 1st Lien Term Loan B, VAR, 9.500%, 05/12/18 ^	134

	Industrials — 0.1%
	Machinery — 0.1%
509	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 (m)	497
	Total Loan Assignments (Cost $609)	631

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options and Futures contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
249	Eurodollar, Expiring 12/14/15, at $98.75, American Style	5

	Total Options Purchased (Cost $102)	5

PRINCIPAL AMOUNT
Short-Term Investments — 0.3%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
335	0.064%, 11/12/15 (k) (n)	335
500	0.065%, 08/27/15 (k) (n)	500
545	0.078%, 06/04/15 (m) (n)	545

	Total U.S. Treasury Obligations	1,380

SHARES
	Investment Company — 0.0% (g)
67	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	67

	Total Short-Term Investments (Cost $1,447)	1,447

	Total Investments — 100.0% (Cost $411,925)	413,205
	Liabilities in Excess of Other Assets — 0.0% (g)	(155)

	NET ASSETS — 100.0%	$413,050

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(13)	10 Year U.S. Treasury Note	09/21/15	(1,660)	(9)
(2)	U.S. Ultra Bond	09/21/15	(320)	(8)
(2)	2 Year U.S. Treasury Note	09/30/15	(438)	(1)
(100)	5 Year U.S. Treasury Note	09/30/15	(11,973)	(60)
(28)	90 Day Eurodollar	06/19/17	(6,883)	— (h)

				(78)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
446	AUD	Goldman Sachs International	09/21/15	338	339	1
447	AUD	Westpac Banking Corp.	09/21/15	341	340	(1)

755	EUR	Goldman Sachs International	09/21/15	844	830	(14)

11,940	NOK	TD Bank Financial Group	06/15/15	1,581	1,536	(45)

1,360	NZD	Union Bank of Switzerland AG	09/21/15	1,008	955	(53)

3,790	SEK	Union Bank of Switzerland AG	06/15/15	448	445	(3)

1,751	SGD	BNP Paribas	09/21/15	1,315	1,296	(19)
2,220	SGD	Goldman Sachs International	09/21/15	1,631	1,643	12
1,663	SGD	Union Bank of Switzerland AG	09/21/15	1,252	1,230	(22)

				8,758	8,614	(144)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
447	AUD	Morgan Stanley	09/21/15	341	339	2
447	AUD	Union Bank of Switzerland AG	09/21/15	344	340	4

768	EUR	Barclays Bank plc	07/10/15	835	844	(9)
255	EUR	Royal Bank of Canada	07/10/15	283	279	4
755	EUR	Deutsche Bank AG	09/21/15	822	831	(9)

5,970	NOK	Morgan Stanley	06/15/15	763	768	(5)
5,970	NOK	Union Bank of Switzerland AG	06/15/15	776	768	8

1,360	NZD	Union Bank of Switzerland AG	09/21/15	986	955	31

3,790	SEK	TD Bank Financial Group	06/15/15	453	445	8

2,485	SGD	BNP Paribas	09/21/15	1,826	1,838	(12)
754	SGD	TD Bank Financial Group	09/21/15	553	558	(5)
3,148	SGD	Union Bank of Switzerland AG	09/21/15	2,343	2,330	13

				10,325	10,295	30

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	$140	$6
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	140	8
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	450	10
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	450	11
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	460	17
BNP Paribas:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	70	5
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	8
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	8
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	9
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	9
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	450	11
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	450	13
Citibank, N.A.:
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	390	(1)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	90	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	8
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	10
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	9
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	180	7
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	270	11
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	440	11
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	450	11
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	9
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	140	7
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	270	12
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	450	12
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	460	17

					$242

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/20	4.381%	$70	$(3)	$4
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.069	40	(3)	4
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.069	96	(8)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.269	70	(7)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.269	74	(8)	10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.269	109	(11)	13
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.359	13	(1)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.359	60	(5)	7
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.339	42	(4)	4
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/20	4.381	70	(3)	4
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.444	68	(4)	5
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.621	100	(9)	8
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	06/20/20	5.729	142	27	(36)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/20	1.169	1,510	8	(27)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/20	1.169	2,660	15	(48)
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	06/20/20	6.536	150	8	(10)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	06/20/20	0.877	4,530	(36)	14
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/20	2.102	2,650	132	(145)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	06/20/20	1.650	150	4	(7)
Citibank, N.A.:
Barrick Gold Corp., 5.800%, 11/15/34	1.000% quarterly	06/20/20	1.600	150	3	(8)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.061	122	(12)	13
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	06/20/20	2.728	530	41	(70)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.269	150	(15)	17
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	06/20/20	2.518	230	16	(24)

MGM Resorts International, 7.625%, 01/15/17	5.000% quarterly	09/20/15	0.801	130	(3)	6
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	33.694	140	34	(36)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.061	30	(3)	3
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/20	4.381	70	(3)	4
Morgan Stanley Capital Services:
Federation of Malaysia, 5.625%, 03/15/16	1.000% quarterly	03/20/20	1.095	300	1	(5)
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	06/20/20	2.518	150	10	(14)

					$161	$(297)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	$120	$20	$(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	200	32	(59)
CDX.EM.23-V1	1.000% quarterly	06/20/20	2.913	1,810	153	(192)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.181	150	(2)	2
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	100	16	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	230	38	(59)
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.181	150	(2)	2
CMBX.NA.A.6	2.000% monthly	05/11/63	2.181	150	(2)	3
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.181	150	(2)	2

					$251	$(352)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.23-V3	5.000% quarterly	12/20/19	2.973		$370	$(34)	$31
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.633		12,600	(228)	218
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.597	EUR	15,960	(352)	368

						$(614)	$617

Credit Default Swaps - Sell Protection [2]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900%	$80	$(47)	$53
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	54	(31)	27
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	70	(41)	43
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	140	(82)	91
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	140	(82)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	140	(82)	81
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	150	(89)	96
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	220	(130)	141
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	5.658	30	— (h)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	5.658	30	— (h)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	5.658	80	1	2
United Mexican States, 5.950%, 03/19/19*	1.000% quarterly	06/20/15	0.423	760	2	(1)
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	80	(47)	52
Citibank, N.A.:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.659	60	— (h)	5

Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.659	70	1	2
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.659	80	1	2
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	45
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	70	(41)	42
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	80	(47)	51
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	80	(47)	48
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.659	30	— (h)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	6.420	130	— (h)	18
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	06/20/17	44.980	70	(35)	34
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	06/20/17	44.980	70	(35)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	06/20/17	44.980	140	(70)	68
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	12/20/19	42.086	27	(16)	16
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	80	(47)	52
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	80	(47)	48
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	5.658	60	1	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	6.420	90	— (h)	9
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	6.420	130	— (h)	11
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	7.196	60	(1)	11
Windstream Services LLC, 7.500%, 06/01/22	5.000% quarterly	06/20/20	5.680	70	(1)	(2)
Windstream Services LLC, 7.500%, 06/01/22	5.000% quarterly	06/20/20	5.680	140	(3)	(4)
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	47
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	70	(41)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	80	(47)	53
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	80	(47)	51
Bolivarian Republic of Venezuela, 9.250%, 09/15/27*	5.000% quarterly	03/20/20	41.900	150	(89)	99

					$(1,626)	$1,803

Centrally Cleared Credit Default Swaps - Sell Protection [2]
Credit Indices:
REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2015 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
iTraxx Europe Crossover 22.1	5.000% quarterly	12/20/19	2.852%	EUR	$5,267	$571	$(426)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACE	—	Adjusted Current Earnings
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
AUD	—	Australian Dollar
CIFG	—	Insured by CDC IXIS Financial Guaranty
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
CSMC	—	Credit Suisse Mortgage Trust
EDA	—	Economic Development Authority
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
OASBO	—	Ohio Association of School Business Officials
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2015.
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When issued security.
^	—	All or a portion of the security is unsettled as of May 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan Tax Aware Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,284
Aggregate gross unrealized depreciation	(2,004)

Net unrealized appreciation/depreciation	1,280

Federal income tax cost of investments	411,925

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein. See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$—	$11,347	$11,347
Collateralized Mortgage Obligations
Agency CMO	—	49	—	49
Non-Agency CMO	—	7,523	2,498	10,021

Total Collateralized Mortgage Obligations	—	7,572	2,498	10,070

Commercial Mortgage-Backed Securities	—	—	3,449	3,449
Convertible Bonds
Telecommunication Services	—	139	—	139
Corporate Bonds
Consumer Discretionary	—	2,100	—	2,100
Consumer Staples	—	416	—	416
Energy	—	8,947	—	8,947
Financials	—	1,550	—	1,550
Health Care	—	1,057	—	1,057
Industrials	—	869	—	869
Information Technology	—	3,452	—	3,452
Materials	—	502	—	502
Telecommunication Services	—	1,687	—	1,687
Utilities	—	182	—	182

Total Corporate Bonds	—	20,762	—	20,762

Daily Demand Notes
Arizona	—	2,620	—	2,620
California	—	937	—	937
Florida	—	1,600	—	1,600
Illinois	—	620	—	620
Indiana	—	2,000	—	2,000
Louisiana	—	1,500	—	1,500
Michigan	—	700	—	700
Missouri	—	2,800	—	2,800
New York	—	4,150	—	4,150
North Carolina	—	2,500	—	2,500
Ohio	—	3,450	—	3,450
Pennsylvania	—	600	—	600
South Carolina	—	1,200	—	1,200
Wyoming	—	1,300	—	1,300

Total Daily Demand Notes	—	25,977	—	25,977

Insurance-Linked Securities	—	9,523	885	10,408
Monthly Demand Notes
California	—	3,528	—	3,528
New York	—	1,001	—	1,001
Vermont	—	559	—	559

Total Monthly Demand Notes	—	5,088	—	5,088

Municipal Bonds
Alabama	$—	$50	$—	$50
Alaska	—	725	—	725
Arizona	—	2,084	—	2,084
Arkansas	—	1,107	—	1,107
California	—	19,335	—	19,335
Colorado	—	1,388	—	1,388
Connecticut	—	4,924	—	4,924
Delaware	—	1,228	—	1,228
District of Columbia	—	2,537	—	2,537
Florida	—	16,241	—	16,241
Georgia	—	3,490	—	3,490

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hawaii	—	426	—	426
Illinois	—	18,466	—	18,466
Indiana	—	12,053	—	12,053
Iowa	—	771	—	771
Kansas	—	1,620	—	1,620
Kentucky	—	3,128	—	3,128
Louisiana	—	6,788	—	6,788
Maine	—	4,118	—	4,118
Maryland	—	1,475	—	1,475
Massachusetts	—	8,068	—	8,068
Michigan	—	9,332	—	9,332
Minnesota	—	8,022	—	8,022
Mississippi	—	842	—	842
Missouri	—	9,218	—	9,218
Montana	—	1,083	—	1,083
Nebraska	—	1,901	—	1,901
Nevada	—	986	—	986
New Hampshire	—	1,616	—	1,616
New Jersey	—	14,630	—	14,630
New Mexico	—	1,195	—	1,195
New York	—	14,701	—	14,701
North Carolina	—	1,610	—	1,610
North Dakota	—	2,597	—	2,597
Ohio	—	8,855	—	8,855
Oklahoma	—	1,730	—	1,730
Oregon	—	3,965	—	3,965
Pennsylvania	—	5,484	—	5,484
Rhode Island	—	101	—	101
South Carolina	—	6,807	—	6,807
South Dakota	—	3,201	—	3,201
Tennessee	—	2,597	—	2,597
Texas	—	24,877	—	24,877
Utah	—	306	—	306
Vermont	—	4,398	—	4,398
Virginia	—	1,350	—	1,350
Washington	—	5,213	—	5,213
West Virginia	—	1,160	—	1,160
Wisconsin	—	1,677	—	1,677
Wyoming	—	1,000	—	1,000

Total Municipal Bonds	—	250,476	—	250,476

Semi-Annual Demand Notes
Alabama	—	757	—	757
Florida	—	500	—	500
Indiana	—	253	—	253
Michigan	—	310	—	310
Texas	—	1,404	—	1,404

Total Semi-Annual Demand Notes	—	3,224	—	3,224

Weekly Demand Notes
California	$—	$4,655	$—	$4,655
Delaware	—	150	—	150
Florida	—	2,826	—	2,826
Georgia	—	2,994	—	2,994
Illinois	—	850	—	850
Indiana	—	2,987	—	2,987
Maryland	—	2,430	—	2,430
Missouri	—	3,800	—	3,800
New Jersey	—	702	—	702

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Mexico	—	3,955	—	3,955
New York	—	7,177	—	7,177
North Carolina	—	6,605	—	6,605
Ohio	—	2,500	—	2,500
Pennsylvania	—	4,156	—	4,156
Tennessee	—	8,015	—	8,015
Texas	—	8,080	—	8,080
Virginia	—	8,250	—	8,250

Total Weekly Demand Notes	—	70,132	—	70,132

Loan Assignments
Energy	—	134	—	134
Industrials	—	497	—	497

Total Loan Assignments	—	631	—	631

Investment Company	50	—	—	50

Options Purchased
Put Option Purchased	5	—	—	5
Short-Term Investments
U.S. Treasury Obligations	—	1,380	—	1,380
Investment Company	67	—	—	67

Total Short-Term Investments	67	1,380	—	1,447

Total Investments in Securities	$122	$394,904	$18,179	$413,205

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$83	$—	$83
Swaps	—	620	—	620

Total Appreciation in Other Financial Instruments	$—	$703	$—	$703

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(197)	$—	$(197)
Futures Contracts	(78)	—	—	(78)
Swaps	—	(290)	—	(290)

Total Depreciation in Other Financial Instruments	$(78)	$(487)	$—	$(565)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investment in Securities
Asset-Backed Securities	$9,889	$—	$4	$39	$1,618	$(203)	$—	$—	$11,347
Collateralized Mortgage Obligations — Non-Agency CMO	2,842	(27)	45	—	133	(495)	—	—	2,498
Commercial Mortgage-Backed Securities	2,287	—	(8)	1	1,169	—	—	—	3,449
Insurance-Linked Securities — Preferred Shares	840	—	15	—	30	—	—	—	885

Total	$15,858	$(27)	$56	$40	$2,950	$(698)	$—	$—	$18,179

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(27,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$11,347	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.48%)
			Constant Default Rate	4.44% - 18.00% (7.80%)
			Yield (Discount Rate of Cash Flows)	2.11% - 6.52% (4.57%)

Asset-Backed Securities	$11,347

	$2,126	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (9.74%)
			Constant Default Rate	0.00% - 13.46% (0.69%)
			Yield (Discount Rate of Cash Flows)	1.93% - 4.61% (2.62%)

Collateralized Mortgage Obligations	$2,126

	2,338	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% - 6.17% (5.32%)

Commercial Mortgage-Backed Securities	2,338

Total	$15,811

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $2,368,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund, tailor lettering for notes used.

(1). Options — The Fund purchased and sold (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed or if a forward currency contract is offset by entering into another forward currency contract with the same counterparty upon settlement of net realized gain or loss.

As of March 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, and total return swaps, to manage credit, interest rate (e.g., duration, yield curve)within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 94.3% (t)
	Alabama — 0.5%
25,500	City of Columbia, Industrial Development Board, PCR, Alabama Power Co. Project, Series A, Rev., VRDO, 0.080%, 06/01/15	25,500
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.120%, 06/08/15	15,000
575	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.060%, 06/01/15	575
43,000	University of Alabama Board of Trustees, Birmingham Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	43,000

		84,075

	Alaska — 1.2%
	Alaska Housing Finance Corp., Governmental Purpose,
40,080	Series A, Rev., VRDO, 0.080%, 06/08/15	40,080
32,660	Series B, Rev., VRDO, 0.070%, 06/08/15	32,660
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.080%, 06/08/15	12,300
	Alaska Housing Finance Corp., Home Mortgage,
30,880	Series A, Rev., VRDO, 0.100%, 06/08/15	30,880
80,880	Series B, Rev., VRDO, 0.090%, 06/08/15	80,880
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
9,200	Series A, Rev., VRDO, 0.060%, 06/01/15	9,200
17,050	Series B, Rev., VRDO, 0.060%, 06/01/15	17,050
2,095	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.060%, 06/01/15	2,095

		225,145

	Arizona — 0.9%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	15,600
32,500	City of Phoenix, Civic Improvement Corp., Series 2014 A-1, 0.110%, 06/15/15	32,500
7,060	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/08/15	7,060
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 0.100%, 06/08/15	2,000
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 06/08/15	21,700
40,350	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	40,350

		161,510

	California — 11.7%
28,780	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.100%, 06/08/15	28,780
23,700	Antelope Valley-East Kern Water Agency, Series A-2, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	23,700
784	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.110%, 06/08/15 (e)	784
664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/01/15 (e)	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	2,400
22,800	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.080%, 06/08/15	22,800
23,800	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	23,800
17,930	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.080%, 06/08/15	17,930
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.110%, 06/08/15	6,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.110%, 06/08/15	30,000
1,320	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	1,320
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
16,600	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.070%, 06/01/15	16,600
750	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.070%, 06/01/15	750
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	2,870
	California Statewide Communities Development Authority,
27,000	Series 09-D, 0.140%, 10/08/15	27,000
45,000	Series 9B-1, 0.140%, 08/03/15 (m)	45,000
35,000	Series B-5, 0.130%, 10/01/15	35,000
82,650	Series J, Rev., VRDO, 0.080%, 06/08/15	82,650
4,750	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.090%, 06/08/15	4,750
16,550	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	16,550
	California Statewide Communities Development Authority, Kaiser Permanente,
88,300	Series B, Rev., VRDO, 0.070%, 06/08/15	88,300
39,100	Series B, Rev., VRDO, 0.100%, 06/08/15	39,100
73,900	Series C-1, Rev., VRDO, 0.080%, 06/08/15	73,900
60,835	Series C-2, Rev., VRDO, 0.080%, 06/08/15	60,835
64,840	Series C-3, Rev., VRDO, 0.080%, 06/08/15	64,840
94,280	Series E, Rev., VRDO, 0.070%, 06/08/15	94,280
28,650	Series L, Rev., VRDO, 0.080%, 06/08/15	28,650
133,850	Series M, Rev., VRDO, 0.080%, 06/08/15	133,850
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 06/08/15	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/08/15	8,700
1,050	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, GO, VRDO, LOC: State Street Bank & Trust, 0.060%, 06/01/15	1,050
1,454	City of Irvine, Improvement Bond Act of 1915, District No. 97-17, GO, VRDO, LOC: State Street Bank & Trust, 0.060%, 06/01/15 (e)	1,454
35,000	City of Los Angeles, GO, TRAN, 1.500%, 06/25/15	35,032
1,300	City of Los Angeles, Wastewater System, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.120%, 06/08/15 (e)	1,300
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.090%, 06/08/15	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	59,050
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	900
5,350	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 06/08/15	5,350
97,000	County of Los Angeles, GO, TRAN, 1.500%, 06/30/15	97,105
	Eastern Municipal Water District, Water and Waste Water,
3,200	Series B, Rev., VRDO, 0.070%, 06/01/15	3,200
47,565	Series C, Rev., VRDO, 0.080%, 06/08/15	47,565

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
1,800	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.090%, 06/01/15	1,800
1,100	Irvine Unified School District, Community Facilities District No. 09-1, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.070%, 06/01/15	1,100
28,550	Los Angeles City Department of Water & Power, Power System, Series A, Subseries A-3, Rev., VRDO, 0.090%, 06/08/15	28,550
45,500	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.080%, 06/08/15	45,500
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.120%, 06/08/15 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.100%, 06/08/15 (e)	11,820
	Los Angeles Department of Water & Power, Power System,
27,400	Series A, Subseries A-7, Rev., VRDO, 0.090%, 06/08/15	27,400
45,000	Series B, Subseries B-2, Rev., VRDO, 0.080%, 06/08/15	45,000
52,900	Series B, Subseries B-7, Rev., VRDO, 0.080%, 06/08/15	52,900
	Los Angeles Department of Water & Power, Waterworks,
9,200	Series B, Subseries B-3, Rev., VRDO, 0.080%, 06/08/15	9,200
800	Series ROCS RR II R-12322, Rev., VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.100%, 06/01/15 (e)	800
32,115	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	32,115
	Metropolitan Water District of Southern California,
7,695	Series A-2, Rev., VRDO, 0.090%, 06/08/15	7,695
46,900	Series B-4, Rev., VRDO, 0.080%, 06/08/15	46,900
17,025	Riverside County Transportation Commission, Sales Tax, Series C, Rev., VRDO, 0.080%, 06/08/15	17,025
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.110%, 06/08/15 (e)	5,000
67,635	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/08/15	67,635
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	18,000
4,775	San Francisco Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 06/08/15	4,775
17,000	San Francisco City & County Redevelopment Agency, Airport Commission City, California San Francisco International Airport, Series 36A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/08/15	17,000
5,090	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/08/15	5,090
366,250	State of California, Rev., RAN, 1.500%, 06/22/15	366,540
	State of California, Kindergarten,
10,800	Series A5, GO, VRDO, LOC: Citibank N.A., 0.060%, 06/01/15	10,800
31,400	Series A6, GO, VRDO, LOC: Citibank N.A., 0.070%, 06/08/15	31,400
34,200	Series A7, GO, VRDO, LOC: Citibank N.A., 0.080%, 06/08/15	34,200
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.110%, 06/08/15	33,000

		2,171,005

	Colorado — 2.1%
	City of Colorado Springs, Utilities System Improvement,
11,100	Series A, Rev., VRDO, 0.090%, 06/08/15	11,100
44,555	Series A, Rev., VRDO, 0.090%, 06/08/15	44,555
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.160%, 06/08/15	1,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — continued
50,100	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.090%, 06/08/15	50,100
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 06/08/15	10,300
1,570	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.110%, 06/08/15	1,570
11,530	Colorado Housing & Finance Authority, Multi-Family Housing, Terrace Park Apartments Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 06/08/15	11,530
	Colorado Housing & Finance Authority, Single Family Mortgage,
50,000	Series B-2, Class I, Rev., VRDO, AMT, 0.090%, 06/08/15	50,000
2,665	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.080%, 06/08/15	2,665
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.090%, 06/08/15	15,010
45,000	State of Colorado, General Fund, Series A, Rev., TRAN, 2.000%, 06/26/15	45,058
	University of Colorado Hospital Authority,
87,410	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	87,410
23,695	Series B, Rev., VRDO, 0.280%, 06/08/15 (i)	23,695
40,220	Series C, Rev., VRDO, 0.280%, 06/08/15 (i)	40,220

		394,213

	Connecticut — 0.7%
39,200	Capital City EDA, Series B, Rev., VRDO, 0.090%, 06/08/15	39,200
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
35,000	Series C, Subseries C-2, Rev., VRDO, AMT, 0.100%, 06/08/15	35,000
21,935	Series D, Subseries D-3, Rev., VRDO, AMT, 0.100%, 06/08/15	21,935
35,000	Sate of Connecticut, Series C, GO, 2.000%, 06/15/15	35,025

		131,160

	Delaware — 0.6%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.100%, 06/08/15	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.100%, 06/08/15	8,525
33,490	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.090%, 06/08/15 (p)	33,490
20,265	University of Delaware, Series B, Rev., VRDO, 0.090%, 06/01/15	20,265

		104,235

	District of Columbia — 0.7%
25,000	District of Columbia, GO, TRAN, 1.500%, 09/30/15	25,113
1,850	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/08/15	1,850
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.110%, 06/08/15	7,500
2,558	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/08/15	2,558
12,125	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series B, Subseries B-1, Rev., VRDO, 0.070%, 06/08/15	12,125
23,099	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.140%, 06/08/15	23,099
	Metropolitan Washington Airports Authority,
33,820	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.090%, 06/08/15	33,820
19,200	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.080%, 06/08/15	19,200

		125,265

	Florida — 2.5%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/08/15	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 06/08/15 (e)	16,575

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 06/08/15 (e)	14,900
41,950	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	41,950
19,285	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.100%, 06/08/15	19,285
	Gainesville Utility Systems,
18,110	Series A, Rev., VRDO, 0.110%, 06/01/15	18,110
34,900	Series C, 0.130%, 06/02/15	34,900
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
43,165	Series I-1, Rev., VRDO, 0.090%, 06/08/15	43,165
18,300	Series I-4, Rev., VRDO, 0.090%, 06/08/15	18,300
27,600	JEA, Electric System, Series B-3, Rev., VRDO, 0.090%, 06/08/15	27,600
8,000	JEA, St. Johns River Power Park System, Series ROCS-RR II R-14025, Rev., VAR, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	8,000
37,600	JEA, Water and Sewer System, Series A-1, Rev., VRDO, 0.080%, 06/01/15	37,600
12,610	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	12,610
29,900	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.090%, 06/08/15	29,900
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.100%, 06/08/15 (e)	22,285
28,245	Orlando-Orange County Expressway Authority, Series B, Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	28,245
5,855	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	5,855
70,975	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	70,975
675	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.100%, 06/01/15 (e)	675

		462,080

	Georgia — 1.9%
65,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.110%, 06/01/15	65,000
7,660	DeKalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	7,660
10,145	DeKalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	10,145
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 06/08/15	10,735
105,735	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.140%, 06/08/15	105,735
45,960	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.090%, 06/08/15	45,960
3,090	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/08/15	3,090
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VAR, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.100%, 06/08/15	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	400
	Private Colleges & Universities Authority, Emory University,
24,375	Series B, Subseries B-2, Rev., VRDO, 0.100%, 06/08/15	24,375

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — continued
43,295	Series C-1, Rev., VRDO, 0.080%, 06/08/15	43,295
22,000	Series C-5, Rev., VRDO, 0.080%, 06/08/15	22,000

		344,335

	Idaho — 0.1%
10,800	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	10,800
7,765	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.090%, 06/08/15	7,765

		18,565

	Illinois — 3.9%
59,880	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.120%, 06/08/15	59,880
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.100%, 06/08/15	140,600
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.110%, 06/08/15	4,300
10,700	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/08/15	10,700
1,240	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.220%, 06/08/15	1,240
3,615	County of Will, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.060%, 06/01/15	3,615
4,815	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	4,815
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FNMA, LIQ: FHLMC, 0.120%, 06/08/15	10,000
20,000	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.090%, 06/08/15	20,000
40,500	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	40,500
21,300	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.090%, 06/08/15	21,300
43,040	Illinois Finance Authority, Evanston Hospital Corp., Rev., VRDO, 0.100%, 06/08/15	43,040
9,895	Illinois Finance Authority, Evanston Northwestern University, Series C, Rev., VRDO, 0.080%, 06/01/15	9,895
	Illinois Finance Authority, Northwestern Memorial Hospital,
39,730	Series A-2, Rev., VRDO, 0.090%, 06/08/15	39,730
27,535	Series A-4, Rev., VRDO, 0.090%, 06/08/15	27,535
	Illinois Finance Authority, University of Chicago,
78,080	Rev., VRDO, 0.100%, 06/08/15	78,080
23,853	Series B, Rev., VRDO, 0.130%, 06/08/15	23,853
	Illinois Finance Authority, University of Chicago Medical Center,
26,580	Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	26,580
1,340	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	1,340
	Illinois Finance Authority, University of Chicago Medical Centre,
6,540	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/01/15	6,540
25,000	Series D-1, Rev., VRDO, LOC: PNC Bank N.A., 0.080%, 06/01/15	25,000
7,300	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.090%, 06/08/15	7,300
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.090%, 06/08/15	30,000
51,400	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 06/08/15	51,400
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.090%, 06/08/15	21,200
3,500	Joliet Regional Port District, Marine Terminal, Exxon Project, Series 1989, Rev., VRDO, 0.060%, 06/01/15	3,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
7,395	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.110%, 06/08/15 (e)	7,395

		719,338

	Indiana — 2.5%
	Indiana Health Facility Financing Authority, Ascension Health,
37,000	Series A-2, Rev., VRDO, 0.100%, 06/08/15	37,000
53,210	Series E-6, Rev., VRDO, 0.100%, 06/08/15	53,210
35,275	Indiana State Finance Authority, Ascension Health Senior Credit Group, Series E-8, Rev., VRDO, 0.090%, 06/08/15	35,275
12,730	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.080%, 06/01/15	12,730
	Indiana State Finance Authority, Lease Appropriation,
26,300	Series A-2, Rev., VRDO, 0.100%, 06/01/15	26,300
28,800	Series A-3, Rev., VRDO, 0.100%, 06/01/15	28,800
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/08/15	36,000
	Indiana State Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.100%, 06/08/15	69,335
88,040	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	88,040
30,425	Indiana State Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	30,425
36,425	RBC Municipal Products, Inc. Trust, Various States, Series E-23, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 06/08/15 (e)	36,425

		453,540

	Iowa — 0.7%
31,940	City of Hills, Health Facilities, Mercy Hospital Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/01/15	31,940
56,900	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Company Project, Rev., VRDO, 0.110%, 06/08/15	56,900
7,440	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.140%, 06/08/15	7,440
	Iowa Higher Education Loan Authority, St. Ambrose University Project,
20,000	Rev., VRDO, LOC: Northern Trust Co., 0.070%, 06/01/15	20,000
12,400	Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/01/15	12,400

		128,680

	Kansas — 0.4%
30,315	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.100%, 06/08/15	30,315
14,000	Kansas State Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/01/15	14,000
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/01/15	19,720
17,690	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/01/15	17,690

		81,725

	Kentucky — 1.5%
5,135	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/08/15	5,135
30,000	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.090%, 06/08/15	30,000
8,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.100%, 06/08/15	8,000
69,955	Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group, Series B-3, Rev., VRDO, LOC: Branch Banking & Trust, 0.070%, 06/08/15	69,955
21,000	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, 0.120%, 06/08/15	21,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kentucky — continued
150,000	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Rev., BAN, 2.000%, 11/24/15	151,240

		285,330

	Louisiana — 0.4%
37,945	East Baton Rouge Parish, PCR, Exxon Project, Rev., VRDO, 0.060%, 06/01/15	37,945
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 06/08/15 (e)	19,760
7,240	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.100%, 06/08/15 (e)	7,240

		64,945

	Maryland — 1.5%
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.090%, 06/08/15	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/08/15	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 06/08/15	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
46,690	Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.120%, 06/08/15	46,690
58,800	Series J, Rev., VRDO, AMT, 0.100%, 06/08/15	58,800
50,390	Maryland Economic Development Corp., Multi-Modal, Howard Hughes Medical Institute Project, Series B, Rev., VRDO, 0.070%, 06/08/15	50,390
36,110	Maryland Health & Higher Educational Facilities Authority, Series B, 0.100%, 06/01/15	36,110
16,100	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series A, Rev., VRDO, 0.080%, 06/08/15	16,100
4,549	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/08/15	4,549
32,635	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.100%, 06/08/15	32,635
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.120%, 06/08/15	2,000

		280,574

	Massachusetts — 1.8%
40,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.070%, 06/08/15	40,000
33,090	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 0.090%, 06/08/15	33,090
29,700	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series I-2, Rev., VRDO, 0.090%, 06/08/15	29,700
	Massachusetts School Building Authority, Subordinated Dedicated Sales Tax,
35,000	Series A, Rev., BAN, 1.500%, 07/16/15	35,059
50,000	Series A, Rev., BAN, 5.000%, 07/16/15	50,301
2,500	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.170%, 06/08/15	2,500
	Massachusetts State Health & Educational Facilities Authority, Amherst College,
24,200	Series J-1, Rev., VRDO, 0.070%, 06/08/15	24,200
7,300	Series J-2, Rev., VRDO, 0.060%, 06/01/15	7,300
7,150	Massachusetts State Health & Educational Facilities Authority, Baystate Medical Center, Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	7,150

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — continued
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
26,875	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/08/15	26,875
3,800	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/08/15	3,800
45,800	Massachusetts State Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.060%, 06/01/15	45,800
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.100%, 06/08/15	22,000

		327,775

	Michigan — 0.9%
31,600	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.090%, 06/08/15	31,600
15,530	Michigan Finance Authority, Student Loan, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.120%, 06/08/15	15,530
	University of Michigan,
70,625	Series B, Rev., VRDO, 0.070%, 06/08/15	70,625
55,315	Series D-1, Rev., VRDO, 0.060%, 06/01/15	55,315

		173,070

	Minnesota — 3.6%
11,870	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.070%, 06/08/15	11,870
18,600	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.100%, 06/08/15	18,600
	Eclipse Funding Trust, Solar Eclipse, Various States,
38,300	Series 0045, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.090%, 06/01/15 (e)	38,300
18,175	Series 0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.100%, 06/08/15 (e)	18,175
9,490	Series 2006-0074, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/08/15 (e)	9,490
13,665	Series 2006-0096, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/01/15 (e)	13,665
30,345	Series 2007-0003, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/01/15 (e)	30,345
19,970	Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/08/15 (e)	19,970
30,515	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/08/15 (e)	30,515
29,535	Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/08/15 (e)	29,535
20,495	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.100%, 06/08/15 (e)	20,495
19,285	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.090%, 06/01/15 (e)	19,285
17,610	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.100%, 06/08/15	17,610
9,200	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 06/08/15	9,200
37,785	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 06/08/15	37,785
	Minnesota Housing Finance Agency, Residential Housing Finance,
5,560	Series B, Rev., VRDO, AMT, 0.110%, 06/08/15	5,560
20,000	Series C, Rev., VRDO, AMT, 0.100%, 06/08/15	20,000
19,760	Series C, Rev., VRDO, AMT, 0.130%, 06/08/15	19,760
12,230	Series G, Rev., VRDO, AMT, 0.110%, 06/08/15	12,230
8,710	Series J, Rev., VRDO, AMT, 0.110%, 06/08/15	8,710
13,975	Series S, Rev., VRDO, AMT, 0.130%, 06/08/15	13,975
	Minnesota Office of Higher Education, Supplemental Student Loan Program,
17,000	Rev., VRDO, LOC: State Street Bank & Trust, 0.100%, 06/08/15	17,000
35,000	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 06/08/15	35,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — continued
112,800	Series B, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.100%, 06/08/15	112,800
	Rochester, Minnesota Health Care Facilities, Mayo Foundation,
55,000	Series A, Rev., VRDO, 0.070%, 06/08/15	55,000
41,400	Series C, Rev., VRDO, 0.070%, 06/08/15	41,400

		666,275

	Mississippi — 2.7%
23,755	County of Jackson, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.070%, 06/01/15	23,755
22,965	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.060%, 06/01/15	22,965
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
17,105	Series A, Rev., VRDO, 0.060%, 06/01/15	17,105
23,900	Series A, Rev., VRDO, 0.070%, 06/01/15	23,900
30,400	Series A, Rev., VRDO, 0.110%, 06/08/15	30,400
29,800	Series B, Rev., VRDO, 0.060%, 06/01/15	29,800
26,870	Series C, Rev., VRDO, 0.060%, 06/01/15	26,870
19,500	Series D, Rev., VRDO, 0.070%, 06/01/15	19,500
40,000	Series D, Rev., VRDO, 0.070%, 06/08/15	40,000
14,000	Series D, Rev., VRDO, 0.130%, 06/01/15	14,000
30,000	Series E, Rev., VRDO, 0.070%, 06/08/15	30,000
16,690	Series F, Rev., VRDO, 0.060%, 06/01/15	16,690
32,100	Series F, Rev., VRDO, 0.070%, 06/01/15	32,100
32,875	Series F, Rev., VRDO, 0.080%, 06/08/15	32,875
42,190	Series G, Rev., VRDO, 0.060%, 06/01/15	42,190
11,080	Series G, Rev., VRDO, 0.060%, 06/01/15	11,080
7,300	Series G, Rev., VRDO, 0.060%, 06/01/15	7,300
34,950	Series H, Rev., VRDO, 0.060%, 06/01/15	34,950
30,200	Series J, Rev., VRDO, 0.070%, 06/01/15	30,200
8,950	Series L, Rev., VRDO, 0.060%, 06/01/15	8,950
11,345	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.080%, 06/08/15	11,345

		505,975

	Missouri — 1.9%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/08/15	59,075
950	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/08/15	950
	Missouri Development Finance Board,
31,185	Series 2005-A, 0.100%, 07/01/15	31,185
22,418	Series 2006-A, 0.100%, 07/01/15	22,418
26,212	Series 2008-A, 0.100%, 07/01/15	26,212
28,905	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.080%, 06/01/15	28,905
40,300	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.080%, 06/08/15	40,300
13,800	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series C, Rev., VRDO, 0.080%, 06/01/15	13,800
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
20,000	Series B, Rev., VRDO, 0.300%, 12/25/15 (i)	20,000
46,600	Series G, Rev., VRDO, 0.090%, 06/08/15	46,600
50,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VRDO, 0.090%, 06/08/15	50,000
7,450	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	7,450

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — continued
	Missouri State Health & Educational Facilities Authority, Washington University,
930	Series B, Rev., VRDO, 0.080%, 06/01/15	930
4,400	Series C, Rev., VRDO, 0.080%, 06/01/15	4,400
300	Series D, Rev., VRDO, 0.080%, 06/01/15	300

		352,525

	Nebraska — 0.4%
30,610	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	30,610
23,380	County of Lancaster, Hospital Authority, No. 1, BryanLGH Medical Center, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/01/15	23,380
17,995	Nebraska Public Power District, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.110%, 06/08/15	17,995

		71,985

	Nevada — 2.0%
29,875	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.090%, 06/08/15	29,875
14,370	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.110%, 06/08/15	14,370
	County of Clark, Airport System Subordinate Lien,
54,920	Series D-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.090%, 06/08/15	54,920
88,600	Series D-2A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 06/08/15	88,600
134,000	Las Vegas Valley Water District, Series 04-B, 0.090%, 07/01/15	134,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.250%, 06/08/15	10,900
2,920	Series M, Rev., VAR, LOC: U.S. Bank N.A., 0.120%, 06/08/15	2,920
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/08/15	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/08/15	12,710

		378,325

	New Hampshire — 0.1%
10,995	New Hampshire Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Banknorth N.A., 0.090%, 06/08/15	10,995
12,075	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo & Co., 0.150%, 06/08/15 (e)	12,075

		23,070

	New Jersey — 0.7%
35,100	New Jersey Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.110%, 06/08/15	35,100
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
14,510	Series I, Rev., VRDO, AMT, 0.090%, 06/08/15	14,510
17,200	Series R, Rev., VRDO, 0.090%, 06/08/15	17,200
58,925	Series Y, Rev., VRDO, AMT, 0.090%, 06/08/15	58,925

		125,735

	New Mexico — 0.1%
23,930	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.090%, 06/08/15	23,930

	New York — 24.5%
9,335	Austin Trust, Various States, Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 06/08/15 (e)	9,335
15,720	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.100%, 06/08/15	15,720
1,500	City of New York, Fiscal Year 1994, Sub Series H-3, GO, VRDO, AGM, 0.100%, 06/01/15	1,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	City of New York, Fiscal Year 1995,
30,200	Series B, Subseries B-4, GO, VRDO, 0.130%, 06/08/15	30,200
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/08/15	11,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.130%, 06/08/15	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: Bank of Montreal, 0.120%, 06/08/15	11,000
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.080%, 06/01/15	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.080%, 06/01/15	1,325
70,530	City of New York, Fiscal Year 2005, Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.070%, 06/01/15	70,530
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.080%, 06/08/15	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.100%, 06/08/15	21,700
30,000	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 06/08/15	30,000
23,050	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.080%, 06/01/15	23,050
	City of New York, Fiscal Year 2008,
64,605	Series J, Subseries J-5, GO, VRDO, 0.070%, 06/01/15	64,605
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/01/15	62,040
33,500	Series L, Subseries L-3, GO, VRDO, 0.070%, 06/01/15	33,500
14,450	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.080%, 06/01/15	14,450
93,300	Subseries L-5, GO, VRDO, 0.070%, 06/01/15	93,300
39,800	City of New York, Fiscal Year 2010, Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.090%, 06/08/15	39,800
	City of New York, Fiscal Year 2012,
28,100	GO, VRDO, LOC: Royal Bank of Canada, 0.080%, 06/01/15	28,100
36,520	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.080%, 06/01/15	36,520
52,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.100%, 06/08/15	52,600
49,800	Series G, Subseries G-4, GO, VRDO, LOC: Citibank N.A., 0.100%, 06/08/15	49,800
59,310	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.090%, 06/01/15	59,310
	City of New York, Fiscal Year 2013,
50,130	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.060%, 06/01/15	50,130
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.090%, 06/08/15	12,750
	City of New York, Fiscal Year 2014,
54,300	Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.080%, 06/01/15	54,300
104,955	Series J, GO, 2.000%, 08/01/15	105,284
30,000	Subseries D-4, GO, VRDO, 0.070%, 06/01/15	30,000
53,260	EAGLE Tax-Exempt Trust, Series 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.130%, 06/08/15 (e)	53,260
	Eclipse Funding Trust, Solar Eclipse, Various States,
13,410	Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/08/15 (e)	13,410
10,415	Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/08/15 (e)	10,415
20,455	Series 2006-0159, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/01/15 (e)	20,455
25,425	Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/08/15 (e)	25,425
23,030	Series 2007-0028, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.090%, 06/01/15 (e)	23,030

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
15,205	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.130%, 06/08/15	15,205
138,500	Metropolitan Transportation Authority, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.110%, 06/08/15	138,500
10,500	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.080%, 06/01/15	10,500
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.110%, 06/08/15	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.110%, 06/08/15	19,050
29,650	Metropolitan Transportation Authority, Transportation, Series 2012E, Subseries 2005E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.080%, 06/01/15	29,650
19,350	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, 0.080%, 06/08/15	19,350
16,400	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.080%, 06/08/15	16,400
79,160	Nassau Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.080%, 06/08/15	79,160
30,250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.070%, 06/01/15	30,250
8,750	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.120%, 06/08/15	8,750
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	4,760
25,000	New York City Housing Development Corp., Multi-Family Mortgage, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/08/15	25,000
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/08/15	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/08/15	7,255
59,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 06/08/15	59,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	13,600
8,310	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/08/15	8,310
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	44,900
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.100%, 06/08/15	12,300
27,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/08/15	27,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	2,930
	New York City Municipal Water Finance Authority,
20,000	0.060%, 12/12/15	20,000
33,330	0.060%, 12/12/15	33,330
25,200	New York City Municipal Water Finance Authority, Water & Sewer System, Series B, Subseries B-3, Rev., VRDO, 0.070%, 06/01/15	25,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
65,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F, Subseries F-1, Rev., VRDO, 0.090%, 06/01/15	65,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
30,000	Series B, Subseries B-2, Rev., VRDO, 0.090%, 06/08/15	30,000
41,000	Series B, Subseries B-4, Rev., VRDO, 0.090%, 06/08/15	41,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
32,310	Series B, Subseries B-1, Rev., VRDO, 0.080%, 06/01/15	32,310
21,500	Series B, Subseries B-2, Rev., VRDO, 0.080%, 06/01/15	21,500
19,850	Series B, Subseries B-3, Rev., VRDO, 0.080%, 06/01/15	19,850
20,550	Series B, Subseries B-4, Rev., VRDO, 0.080%, 06/01/15	20,550
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
14,050	Series AA, Subseries AA-1, Rev., VRDO, 0.080%, 06/01/15	14,050
70,050	Series AA, Subseries AA-2, Rev., VRDO, 0.090%, 06/08/15	70,050
19,035	Subseries AA-1A, Rev., VRDO, 0.090%, 06/01/15	19,035
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007,
14,100	Series CC, Subseries CC-1, Rev., VRDO, 0.070%, 06/01/15	14,100
27,185	Series CC, Subseries CC-2, Rev., VRDO, 0.090%, 06/01/15	27,185
51,810	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Subseries BB-2, Rev., VRDO, 0.070%, 06/01/15	51,810
63,610	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.090%, 06/01/15	63,610
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
44,630	Series DD, Subseries DD-1, Rev., VRDO, 0.070%, 06/01/15	44,630
34,470	Series DD, Subseries DD-3A, Rev., VRDO, 0.080%, 06/01/15	34,470
23,200	Series FF, Subseries FF-1, Rev., VRDO, 0.070%, 06/01/15	23,200
1,850	Subseries DD-3B, Rev., VRDO, 0.080%, 06/01/15	1,850
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
36,000	Series BB, Subseries BB-1, Rev., VRDO, 0.070%, 06/01/15	36,000
63,520	Series BB, Subseries BB-2, Rev., VRDO, 0.080%, 06/01/15	63,520
18,420	Series BB-4, Rev., VRDO, 0.060%, 06/01/15	18,420
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.110%, 06/08/15	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.110%, 06/08/15	36,060
12,760	New York City Transitional Finance Authority, Fiscal Year 2007, Series ROCS-RR-II-R-12054, Rev., VAR, AGM-CR, FGIC, LIQ: Citibank N.A., 0.110%, 06/08/15	12,760
34,000	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2015, Subseries E-4, Rev., VRDO, 0.070%, 06/01/15	34,000
51,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.090%, 06/08/15	51,900
39,100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.080%, 06/01/15	39,100
36,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2002, Subseries C-5, Rev., VRDO, 0.070%, 06/01/15	36,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
29,050	Series C, Subseries C-4, Rev., VRDO, 0.070%, 06/01/15	29,050
9,175	Subseries A-4, Rev., VRDO, 0.070%, 06/01/15	9,175
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
19,500	Series A, Subseries A-5, Rev., VRDO, 0.080%, 06/01/15	19,500
33,700	Series A, Subseries A-6, Rev., VRDO, 0.080%, 06/01/15	33,700
60,100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.080%, 06/01/15	60,100
93,070	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.080%, 06/01/15	93,070
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.100%, 06/08/15	2,360
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.100%, 06/01/15	14,865
19,285	Series 3, Subseries 3-E, Rev., VRDO, 0.100%, 06/01/15	19,285
750	Series 3, Subseries 3-H, Rev., VRDO, 0.090%, 06/01/15	750
20,700	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 06/01/15	20,700
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 06/08/15 (e)	3,160
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., VAR, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	7,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/08/15	49,900
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	45,600
7,175	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.080%, 06/08/15	7,175
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.100%, 06/08/15	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.110%, 06/08/15 (e)	500
15,795	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 06/08/15	15,795
30,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/08/15	30,490
26,700	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	26,700
22,600	New York State Energy Research & Development Authority, Subseries A-4, Rev., VRDO, LOC: Scotiabank, 0.090%, 06/08/15	22,600
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.110%, 06/08/15	19,920
10,000	Series C, Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.120%, 06/08/15	10,000
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	1,800
61,900	Series A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.080%, 06/08/15	61,900
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/08/15	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	8,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	4,100
35,900	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.100%, 06/01/15	35,900
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.110%, 06/08/15	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	10,000
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, LOC: FNMA, 0.100%, 06/08/15	4,200
42,700	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.120%, 06/08/15	42,700
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.110%, 06/08/15	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	3,200
45,380	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.110%, 06/08/15	45,380
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/08/15	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	7,400
43,750	New York State Housing Finance Agency, Gotham West Housing, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	43,750
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/08/15	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	27,000
31,520	New York State Housing Finance Agency, Related West 29th Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	31,520
13,850	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/08/15	13,850
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.090%, 06/08/15	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/08/15	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/08/15	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 06/08/15	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	2,100
23,850	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/08/15	23,850
51,400	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/08/15	51,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/08/15	3,400
72,400	New York State, Housing Finance Agency, Gotham West Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	72,400
40,780	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/08/15	40,780
	Puttable Floating Option Tax-Exempt Receipts,
55,260	Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.100%, 06/08/15 (e)	55,260
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.130%, 06/08/15 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.100%, 06/08/15 (e)	12,665
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.100%, 06/08/15 (e)	13,635
11,580	Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.140%, 06/08/15 (e)	11,580
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 06/08/15 (e)	17,705
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.170%, 06/08/15 (e)	11,250
5,350	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.680%, 06/08/15	5,350
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.100%, 06/08/15 (e)	24,990
5,725	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.160%, 06/08/15	5,725
	Triborough Bridge & Tunnel Authority,
42,035	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	42,035
6,930	Series B, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/01/15	6,930
37,200	Series F, Rev., VRDO, 0.100%, 06/01/15	37,200
7,530	Subseries B-3, Rev., VRDO, 0.100%, 06/08/15	7,530
16,055	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Subseries B-3, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/01/15	16,055

		4,535,654

	North Carolina — 4.4%
26,930	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.100%, 06/08/15	26,930
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
800	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/01/15	800
8,505	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/01/15	8,505
3,760	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/15	3,760
87,680	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 06/08/15	87,680
	City of Charlotte, Charlotte Douglas International Airport,
7,080	Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/08/15	7,080
13,570	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/08/15	13,570
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.100%, 06/08/15	6,820
22,870	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.080%, 06/08/15	22,870
22,830	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.100%, 06/08/15	22,830

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — continued
16,715	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.100%, 06/08/15	16,715
26,900	City of Raleigh, Downtown Improvement Projects, Series A, COP, VRDO, 0.100%, 06/08/15	26,900
56,255	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.100%, 06/08/15	56,255
33,580	County of Guilford, Series B, GO, VRDO, 0.100%, 06/08/15	33,580
26,890	County of Mecklenburg, Series D, GO, VRDO, 0.200%, 12/25/15 (i)	26,890
	County of Wake,
50,000	Series A, GO, VRDO, 0.080%, 06/08/15	50,000
44,000	Series B, GO, VRDO, 0.080%, 06/08/15	44,000
15,780	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 06/08/15	15,780
11,015	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 06/08/15	11,015
16,400	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	16,400
22,975	North Carolina Medical Care Commission, Rev., VRDO, 0.080%, 06/08/15	22,975
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.130%, 06/08/15	25,000
	North Carolina State University at Raleigh, Board of Governors,
66,335	Series A, Rev., VRDO, 0.090%, 06/08/15	66,335
34,435	Series B, Rev., VRDO, 0.100%, 06/08/15	34,435
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.100%, 06/08/15	28,915
	University of North Carolina, University Hospital at Chapel Hill,
29,085	Series A, Rev., VRDO, 0.070%, 06/01/15	29,085
8,405	Series A, Rev., VRDO, 0.100%, 06/08/15	8,405
39,085	Series B, Rev., VRDO, 0.070%, 06/01/15	39,085
21,715	Series B, Rev., VRDO, 0.070%, 06/08/15	21,715
30,000	Wake County, Public Improvement, Series B, GO, VRDO, 0.070%, 06/08/15	30,000

		804,330

	Ohio — 0.8%
29,685	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/01/15	29,685
300	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.080%, 06/08/15	300
9,500	Ohio Air Quality Development Authority, Air Quality, AEP Generation Resources Inc. Project, Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.110%, 06/08/15	9,500
500	Ohio State University, Rev., VRDO, 0.090%, 06/08/15	500
25,000	Ohio State University, General Receipts, Rev., VRDO, 0.070%, 06/08/15	25,000
32,735	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B, Rev., VRDO, LIQ: U.S. Bank N.A., 0.070%, 06/01/15	32,735
	State of Ohio, Infrastructure Improvement,
14,440	Series A, GO, VRDO, 0.120%, 06/08/15	14,440
40,970	Series B, GO, VRDO, 0.120%, 06/08/15	40,970

		153,130

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	10,490

	Oregon — 0.2%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/08/15	15,450
2,100	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/01/15	2,100
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.100%, 06/08/15	5,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — continued
11,720	Umatilla Indian Reservation, Confederated Tribes, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	11,720

		34,370

	Pennsylvania — 2.3%
	Bucks County IDA, Grand View Hospital,
11,500	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	11,500
7,500	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.100%, 06/08/15	7,500
20,180	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.110%, 06/08/15 (e)	20,180
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.100%, 06/08/15	23,700
27,100	County of Montour, Geisinger Authority Health System, Series B, Rev., VRDO, 0.070%, 06/01/15	27,100
10,130	County of Montour, Geisinger Health System, Series A, Rev., VRDO, 0.060%, 06/01/15	10,130
31,440	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/08/15	31,440
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.110%, 06/08/15 (e)	17,155
28,110	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.100%, 06/08/15	28,110
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/08/15	17,080
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	44,500
13,250	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.110%, 06/08/15	13,250
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
30,980	Series 2005-89, Rev., VRDO, AMT, 0.120%, 06/08/15	30,980
29,770	Series 79B, Rev., VRDO, AMT, 0.100%, 06/08/15	29,770
22,645	Series 85C, Rev., VRDO, AMT, 0.110%, 06/08/15	22,645
8,150	Series 99C, Rev., VRDO, AMT, 0.110%, 06/08/15	8,150
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: Royal Bank of Canada, 0.100%, 06/08/15	20,000
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-36, Rev., VAR, LOC: Royal Bank of Canada, 0.100%, 06/08/15 (e)	20,000
31,145	St. Mary Hospital Authority, Catholic Health Initiatives, Series C, Rev., VRDO, 0.150%, 06/08/15	31,145

		421,550

	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.100%, 06/08/15	13,765
1,795	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/08/15	1,795
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.080%, 06/08/15	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.110%, 06/08/15	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.110%, 06/08/15	24,600
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.060%, 06/01/15	450

		54,260

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Carolina — 0.1%
8,430	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/01/15	8,430
7,945	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.100%, 06/08/15	7,945
500	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/08/15	500

		16,875

	Tennessee — 1.0%
37,560	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.150%, 06/08/15	37,560
50,000	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.100%, 06/08/15	50,000
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 06/08/15	14,675
	Metropolitan Government of Nashville & Davidson County,
30,000	Series A-1, 0.060%, 06/01/15	30,000
47,500	Series A-1, 0.100%, 06/02/15	47,500
3,645	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	3,645

		183,380

	Texas — 6.6%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	9,100
49,700	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking, 0.120%, 06/08/15	49,700
21,000	City of Houston, Combined Utility System, First Lien, Series B-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.090%, 06/08/15	21,000
51,080	Counties of Travis & Williamson, City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank N.A., 0.100%, 06/08/15	51,080
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.110%, 06/08/15	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.130%, 06/08/15	600
46,935	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/08/15	46,935
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
25,000	Rev., VRDO, 0.060%, 06/01/15	25,000
1,300	Rev., VRDO, 0.060%, 06/01/15	1,300
1,800	Series A, Rev., VRDO, 0.060%, 06/01/15	1,800
18,250	Gulf Coast Waste Disposal Authority, PCR, Exxon Project, Rev., VRDO, 0.060%, 06/01/15	18,250
13,200	Harris County Industrial Development Corp., PCR, Rev., VRDO, 0.060%, 06/01/15	13,200
5,000	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Rev., VRDO, 0.060%, 06/01/15	5,000
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
2,435	Series 2001, Subseries B-3, Rev., VRDO, 0.060%, 06/01/15	2,435
3,450	Series A, Rev., VRDO, 0.060%, 06/01/15	3,450
4,950	Series A-2, Rev., VRDO, 0.060%, 06/01/15	4,950
130	Subseries A-3, Rev., VRDO, 0.060%, 06/01/15	130
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.110%, 06/08/15	20,000
6,750	North Texas Tollway Authority, Rev., VAR, LIQ: Citibank N.A., 0.130%, 06/08/15 (e)	6,750
8,400	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/08/15	8,400
666,300	State of Texas, GO, TRAN, 1.500%, 08/31/15	668,569

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
34,100	State of Texas, Veteran, Series B, GO, VRDO, 0.110%, 06/08/15	34,100
	State of Texas, Veterans Housing Assistance Program,
28,540	Series B, GO, VRDO, 0.090%, 06/08/15	28,540
24,995	Series C-2, GO, VRDO, 0.090%, 06/08/15	24,995
13,355	Series II-B, GO, VRDO, 0.110%, 06/08/15	13,355
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.120%, 06/08/15	55,250
18,500	Series B, Rev., VRDO, 0.120%, 06/08/15	18,500
6,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.110%, 06/08/15	6,700
8,750	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.120%, 06/08/15	8,750
840	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.130%, 06/08/15	840
34,525	University of Texas System, Board of Regents, Financing System, Series B, Rev., VRDO, 0.090%, 06/08/15	34,525
12,155	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.070%, 06/08/15	12,155
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.110%, 06/08/15 (e)	9,495

		1,229,079

	Utah — 0.3%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.120%, 06/08/15	23,700
9,265	City of Park, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15 (p)	9,265
	Utah Housing Finance Agency, Single Family Mortgage,
5,440	Series D-1, Rev., VRDO, AMT, 0.120%, 06/08/15	5,440
5,615	Series E-1, Class I, Rev., VRDO, AMT, 0.120%, 06/08/15	5,615
5,590	Series F-2, Class I, Rev., VRDO, 0.130%, 06/08/15	5,590

		49,610

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.110%, 06/08/15	15,475
38,700	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/08/15	38,700

		54,175

	Virginia — 2.2%
850	Alexandria City IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/08/15	850
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.090%, 06/08/15	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
85,681	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.140%, 06/08/15 (e)	85,681
17,813	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.130%, 06/08/15	17,813
18,525	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.120%, 06/08/15	18,525
21,785	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.130%, 06/08/15	21,785
11,775	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.130%, 06/08/15	11,775
	Loudoun County IDA, Howard Hughes Medical,
65,000	Series B, Rev., VRDO, 0.070%, 06/08/15	65,000
36,900	Series C, Rev., VRDO, 0.070%, 06/08/15	36,900
16,000	Series D, Rev., VRDO, 0.070%, 06/08/15	16,000
17,945	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.090%, 06/08/15	17,945

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — continued
7,845	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/01/15	7,845
39,850	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/08/15 (e)	39,850
2,665	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.080%, 06/01/15	2,665
35,265	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.080%, 06/01/15	35,265

		400,829

	Washington — 0.9%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.090%, 06/08/15	17,000
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Helaba, 0.090%, 06/08/15	27,800
32,700	King County Housing Authority, Series A, Rev., VRDO, LIQ: FHLMC, 0.090%, 06/08/15	32,700
390	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 06/08/15	390
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.090%, 06/01/15 (e)	10,000
18,000	Washington Health Care Facilities Authority, Multicare Health System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.070%, 06/08/15	18,000
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/08/15	2,935
215	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/01/15	215
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.150%, 06/08/15	14,660
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/08/15	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/08/15	13,600
6,720	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.110%, 06/08/15	6,720
4,350	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/08/15 (p)	4,350
11,545	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/01/15	11,545

		162,460

	West Virginia — 0.2%
44,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Company - Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.110%, 06/08/15	44,000

	Wisconsin — 1.9%
125,000	City of Milwaukuee, Series R1, Rev., 1.000%, 12/23/15	125,600
	State of Wisconsin,
130,589	0.080%, 11/27/15	130,589
35,285	Series 1, GO, 1.000%, 11/01/15	35,415
	Wisconsin Housing & EDA, Home Ownership,
33,850	Series A, Rev., VRDO, 0.140%, 06/08/15	33,850
31,850	Series D, Rev., VRDO, AMT, 0.140%, 06/08/15	31,850

		357,304

	Wyoming — 0.2%
1,990	County of Lincoln, PCR, Exxon Project, Series C, Rev., VRDO, 0.060%, 06/01/15	1,990
32,200	County of Sweetwater, Wyoming Pollution Control, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/08/15	32,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Wyoming — continued
1,500	Sublette County Pollution Control, Exxonmobil Project, Rev., VRDO, 0.060%, 06/01/15	1,500
6,950	Uinta County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.060%, 06/01/15	6,950

		42,640

	Total Municipal Bonds (Cost $17,438,521)	17,438,521

SHARES
Variable Rate Demand Preferred Shares — 5.5%
34,200	BlackRock Muni Income Investment Trust, LIQ: Barclays Bank plc, 0.190%, 06/08/15 # (e)	34,200
82,600	BlackRock MuniYield Quality Fund, Inc., LIQ: Barclays Bank plc, 0.190%, 06/08/15 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, LIQ: Barclays Bank plc, 0.180%, 06/08/15 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, LIQ: Barclays Bank plc, 0.180%, 06/08/15 # (e)	27,600
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.180%, 06/08/15 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.250%, 06/08/15 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
10,000	LIQ: Barclays Bank plc, 0.180%, 06/08/15 # (e)	10,000
59,200	LIQ: Morgan Stanley Bank, 0.250%, 06/08/15 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.170%, 06/08/15 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.170%, 06/08/15 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.170%, 06/08/15 # (e)	21,000
193,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.190%, 06/08/15 # (e)	193,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.190%, 06/08/15 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.190%, 06/08/15 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.180%, 06/08/15 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.160%, 06/08/15 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.160%, 06/08/15 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.190%, 06/08/15 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.200%, 06/08/15 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.190%, 06/08/15 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.190%, 06/08/15 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.190%, 06/08/15 # (e)	40,000
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.190%, 06/08/15 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $1,021,000)	1,021,000

	Total Investments — 99.8% (Cost $18,459,521)*	18,459,521
	Other Assets in Excess of Liabilities — 0.2%	35,453

	NET ASSETS — 100.0%	$18,494,974

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2015.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$18,459,521	$—	$18,459,521

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.9%
	ABFC Trust,
100	Series 2005-HE2, Class M3, VAR, 0.965%, 06/25/35	92
329	Series 2006-OPT2, Class A2, VAR, 0.325%, 10/25/36	279
256	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.275%, 07/25/36	94
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.426%, 01/25/35	447
210	Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3, VAR, 0.335%, 06/25/36	173
120	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.235%, 12/25/36	68
219	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1, VAR, 0.321%, 10/25/36	171
134	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.355%, 09/25/36	70
	CWABS Revolving Home Equity Loan Trust,
44	Series 2004-I, Class A, VAR, 0.476%, 02/15/34	40
48	Series 2004-K, Class 2A, VAR, 0.486%, 02/15/34	43
	CWABS, Inc. Asset-Backed Certificates Trust,
491	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	498
10	Series 2004-1, Class 3A, VAR, 0.745%, 04/25/34	9
537	Series 2004-1, Class M1, VAR, 0.935%, 03/25/34	512
68	Series 2004-1, Class M2, VAR, 1.010%, 03/25/34	62
45	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	45
78	Fremont Home Loan Trust, Series 2006-C, Class 2A2, VAR, 0.335%, 10/25/36	39
	GSAMP Trust,
52	Series 2006-FM2, Class A2C, VAR, 0.335%, 09/25/36	24
43	Series 2006-FM2, Class A2D, VAR, 0.425%, 09/25/36	21
332	Series 2006-HE3, Class A2C, VAR, 0.345%, 05/25/46	298
350	Series 2007-HE1, Class A2C, VAR, 0.335%, 03/25/47	291
75	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.615%, 02/25/36	66
247	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, VAR, 0.385%, 07/25/37	154
	Long Beach Mortgage Loan Trust,
1,056	Series 2004-1, Class M1, VAR, 0.935%, 02/25/34	1,004
77	Series 2004-1, Class M2, VAR, 1.010%, 02/25/34	73
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.860%, 03/25/35	702
282	Series 2005-3, Class M1, VAR, 0.665%, 07/25/35	281
80	Series 2005-C, Class A2D, VAR, 0.525%, 12/25/35	68
146	Series 2006-1, Class A2B, VAR, 0.365%, 05/25/36	107
93	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.675%, 05/25/35	87
104	NovaStar Mortgage Funding Trust, Series 2006-4, Class A2C, VAR, 0.335%, 09/25/36	61
114	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.025%, 02/25/33	106
673	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.635%, 06/25/35	669
1,388	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.595%, 11/25/35	1,368
1,346	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.485%, 02/25/36	1,331
64	Saxon Asset Securities Trust, Series 2006- 2, Class A3C, VAR, 0.335%, 09/25/36	59
167	Securitized Asset-Backed Receivables LLC Trust, Series 2006-NC3, Class A1, VAR, 0.325%, 09/25/36	112
211	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.465%, 06/25/37	130

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Structured Asset Investment Loan Trust,
25	Series 2005-HE3, Class M1, VAR, 0.665%, 09/25/35	22
48	Series 2006-3, Class A5, VAR, 0.335%, 06/25/36	41
65	Series 2006-BNC2, Class A5, VAR, 0.345%, 05/25/36	54

	Total Asset-Backed Securities (Cost $8,652)	9,771

Collateralized Mortgage Obligations — 2.6%
	Agency CMO — 0.6%
	Federal Home Loan Mortgage Corp. REMIC,
88	Series 2980, Class QB, 6.500%, 05/15/35	96
44	Series 3218, Class AS, IF, IO, 6.394%, 09/15/36	9
85	Series 3850, Class LS, IF, IO, 1.720%, 05/15/39	6
179	Series 3962, Class KS, IF, IO, 1.903%, 06/15/38	16
400	Series 3997, Class HS, IF, IO, 6.364%, 03/15/38	65
322	Series 4002, Class MI, IO, 4.000%, 01/15/39	44
146	Series 4013, Class SB, IF, IO, 6.264%, 03/15/42	36
97	Series 4033, Class SC, IF, IO, 6.364%, 10/15/36	18
284	Series 4050, Class EI, IO, 4.000%, 02/15/39	42
197	Series 4057, Class BS, IF, IO, 5.864%, 09/15/39	33
173	Series 4057, Class CS, IF, IO, 5.864%, 04/15/39	29
2,625	Series 4057, Class SA, IF, IO, 5.864%, 04/15/39	406
229	Series 4073, Class AS, IF, IO, 5.864%, 08/15/38	37
444	Series 4083, Class MS, IF, IO, 5.864%, 05/15/39	76
564	Series 4084, Class GS, IF, IO, 5.864%, 04/15/39	89
337	Series 4086, Class TS, IF, IO, 5.914%, 04/15/37	55
324	Series 4093, Class SD, IF, IO, 6.514%, 01/15/38	74
372	Series 4097, Class TS, IF, IO, 5.914%, 05/15/39	72
231	Series 4099, Class BS, IF, IO, 5.864%, 06/15/39	44
85	Series 4102, Class SW, IF, IO, 5.914%, 05/15/39	17
79	Series 4113, Class JS, IF, IO, 5.864%, 07/15/39	14
110	Series 4116, Class MS, IF, IO, 6.014%, 11/15/39	23
646	Series 4122, Class SJ, IF, IO, 5.964%, 12/15/40	128
91	Series 4123, Class SA, IF, IO, 6.014%, 09/15/39	16
158	Series 4132, Class SE, IF, IO, 6.014%, 12/15/40	32
170	Series 4174, Class SA, IF, IO, 6.014%, 05/15/39	30
190	Series 4267, Class CI, IO, 4.000%, 05/15/39	26
6	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.876%, 02/15/38	—	(h)
	Federal National Mortgage Association REMIC,
333	Series 2006-3, Class SB, IF, IO, 6.515%, 07/25/35	52
94	Series 2006-125, Class SA, IF, IO, 6.535%, 01/25/37	15
59	Series 2007-37, Class SA, IF, IO, 5.935%, 05/25/37	6
130	Series 2007-91, Class AS, IF, IO, 6.215%, 10/25/37	20
345	Series 2008-17, Class KS, IF, IO, 6.165%, 11/25/37	50
111	Series 2012-14, Class LS, IF, IO, 6.315%, 03/25/42	19
1,039	Series 2012-73, Class LS, IF, IO, 5.865%, 06/25/39	167
654	Series 2012-74, Class AS, IF, IO, 5.865%, 03/25/39	104
95	Series 2012-76, Class DS, IF, IO, 6.365%, 05/25/39	17
163	Series 2012-84, Class QS, IF, IO, 6.465%, 09/25/31	36
347	Series 2012-87, Class NS, IF, IO, 5.865%, 02/25/39	64
275	Series 2012-94, Class KS, IF, IO, 6.465%, 05/25/38	62

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
241	Series 2012-94, Class SL, IF, IO, 6.515%, 05/25/38	55
188	Series 2012-98, Class SA, IF, IO, 5.865%, 05/25/39	33
130	Series 2012-104, Class QS, IF, IO, 5.915%, 03/25/39	24
107	Series 2012-107, Class QS, IF, IO, 5.915%, 10/25/40	23
83	Series 2012-110, Class MS, IF, IO, 5.815%, 10/25/42	18
248	Series 2012-114, Class DS, IF, IO, 5.915%, 08/25/39	41
234	Series 2012-114, Class HS, IF, IO, 5.965%, 03/25/40	42
272	Series 2012-120, Class ES, IF, IO, 6.015%, 11/25/39	55
296	Series 2012-120, Class SE, IF, IO, 6.015%, 02/25/39	56
217	Series 2012-124, Class DS, IF, IO, 5.965%, 04/25/40	39
339	Series 2012-124, Class LS, IF, IO, 6.015%, 07/25/40	72
275	Series 2012-137, Class CS, IF, IO, 6.015%, 08/25/41	56
171	Series 2013-9, Class SG, IF, IO, 6.015%, 03/25/39	36
99	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	10
665	Series 2014-61, Class SA, IO, VAR, 1.753%, 10/25/44	55
	Federal National Mortgage Association STRIPS,
70	Series 366, Class 18, IO, 4.000%, 11/25/20	4
284	Series 390, Class C7, IO, 4.000%, 07/25/23	13
433	Series 390, Class C8, IO, 4.500%, 07/25/23	23
29	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	33
	Government National Mortgage Association,
84	Series 2013-69, Class SM, IF, IO, 6.016%, 05/20/43	13
96	Series 2013-165, Class ST, IF, IO, 5.966%, 11/20/43	18
67	Series 2014-2, Class NS, IF, IO, 5.966%, 01/20/44	12
113	Series 2014-68, Class SK, IF, IO, 6.016%, 05/20/44	21
365	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	17
216	Series 2014-98, Class SM, IF, IO, 6.016%, 07/20/44	37
862	Series 2014-119, Class SA, IF, IO, 5.416%, 08/20/44	148
220	Series 2014-129, Class SK, IF, IO, 6.016%, 09/20/44	39
256	Series 2014-183, Class SG, IF, IO, 6.016%, 12/20/44	44

		3,182

	Non-Agency CMO — 2.0%
1,306	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,337
495	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	512
	Banc of America Funding Trust,
141	Series 2014-R7, Class 1A1, VAR, 0.331%, 05/26/36 (e)	127
94	Series 2014-R7, Class 2A1, VAR, 0.321%, 09/26/36 (e)	88
174	Series 2015-R1, Class A1, VAR, 0.371%, 05/26/37	160
	Banc of America Mortgage Trust,
354	Series 2005-A, Class 3A1, VAR, 2.621%, 02/25/35	346
331	Series 2007-3, Class 1A1, 6.000%, 09/25/37	301
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.324%, 05/26/37 (e)	96
639	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36	560
44	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.535%, 05/25/37	34
	Citigroup Mortgage Loan Trust,
94	Series 2014-10, Class 1A1, VAR, 0.316%, 11/25/36 (e)	84
123	Series 2014-10, Class 4A1, VAR, 0.350%, 02/25/37 (e)	111
92	Series 2014-10, Class 5A1, VAR, 0.331%, 06/25/36 (e)	83
289	Series 2014-12, Class 1A4, VAR, 0.306%, 08/25/36 (e)	261

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
92	Series 2014-12, Class 2A4, VAR, 4.430%, 02/25/37 (e)	91
	Credit Suisse First Boston Mortgage Securities Corp.,
75	Series 2003-29, Class 7A1, 6.500%, 12/25/33	77
278	Series 2004-5, Class 4A1, 6.000%, 09/25/34	285
	CSMC Trust,
58	Series 2011-12R, Class 3A1, VAR, 1.910%, 07/27/36 (e)	57
61	Series 2014-10R, Class 4A1, VAR, 0.344%, 12/27/36 (e)	58
52	Series 2014-11R, Class 8A1, VAR, 0.521%, 04/27/37 (e)	50
208	Series 2014-11R, Class 9A1, VAR, 0.321%, 10/27/36 (e)	197
217	Series 2015-3R, Class 5A1, VAR, 0.321%, 09/29/36 (e)	207
16	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.685%, 02/25/35	15
95	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.351%, 04/26/37	88
262	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	250
	HarborView Mortgage Loan Trust,
16	Series 2004-9, Class 2A, VAR, 2.390%, 12/19/34	13
101	Series 2006-9, Class 2A1A, VAR, 0.396%, 11/19/36	75
401	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	401
16	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.335%, 12/25/36	15
	LSTAR Securities Investment Trust,
189	Series 2014-1, Class NOTE, VAR, 3.280%, 09/01/21 (e)	190
213	Series 2015-1, Class A, VAR, 2.180%, 01/01/20	212
227	Series 2015-2, Class A, VAR, 2.180%, 01/01/20 (e)	225
157	Series 2015-3, Class A, VAR, 2.184%, 03/01/20 (e)	156
176	Series 2015-4, Class A1, VAR, 2.180%, 04/01/20 (e)	173
190	Series 2015-6, Class A, VAR, 2.186%, 05/01/20 (e)	188
239	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	208
98	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.361%, 12/26/36 (e)	88
1,318	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,103
154	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.482%, 12/10/35 (e)	129
	Residential Asset Securitization Trust,
348	Series 2005-A15, Class 1A7, 6.000%, 02/25/36	332
305	Series 2006-R1, Class A2, VAR, 0.585%, 01/25/46	157
313	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	297
168	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	159
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	259
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	187
38	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.635%, 09/25/35	30
	Wells Fargo Mortgage-Backed Securities Trust,
79	Series 2005-16, Class A8, 5.750%, 01/25/36	82
527	Series 2007-8, Class 2A8, 6.000%, 07/25/37	518

		10,672

	Total Collateralized Mortgage Obligations (Cost $13,180)	13,854

Commercial Mortgage-Backed Securities — 1.5%
	BAMLL Commercial Mortgage Securities Trust,
100	Series 2013-DSNY, Class F, VAR, 3.686%, 09/15/26 (e)	100
200	Series 2014-FL1, Class D, VAR, 4.186%, 12/15/31 (e)	196
330	Series 2014-FL1, Class E, VAR, 5.686%, 12/15/31 (e)	299
460	Series 2014-INLD, Class E, VAR, 3.515%, 12/15/29 (e)	453

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
150	Series 2015-ASHF, Class D, VAR, 3.186%, 01/15/28 (e)	150
160	Series 2015-ASHF, Class E, VAR, 4.186%, 01/15/28 (e)	160
	Bear Stearns Commercial Mortgage Securities Trust,
1,188	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42	1,189
1,000	Series 2005-T20, Class A4A, VAR, 5.139%, 10/12/42	1,003
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.686%, 11/15/31 (e)	100
143	Series 2014-FL2, Class COL2, VAR, 4.686%, 11/15/31 (e)	142
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, VAR, 3.836%, 08/15/31 (e)	121
100	Series 2014-FL5, Class KH2, VAR, 4.686%, 08/15/31 (e)	93
690	CSMC Trust, Series 2015-DEAL, Class E, VAR, 4.186%, 04/15/29 (e)	690
1,023	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,035
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.676%, 05/12/39	1,475
680	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.920%, 11/15/29 (e)	679

	Total Commercial Mortgage-Backed Securities (Cost $7,726)	7,885

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $73)	73

Corporate Bonds — 56.1%
	Consumer Discretionary — 9.3%
	Auto Components — 0.5%
250	American Axle & Manufacturing, Inc., 6.250%, 03/15/21	264
	Dana Holding Corp.,
250	5.500%, 12/15/24	255
500	6.000%, 09/15/23	529
	Goodyear Tire & Rubber Co. (The),
500	6.500%, 03/01/21	533
500	8.750%, 08/15/20 (m)	601
35	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	36
600	Schaeffler Finance B.V., (Netherlands), 4.750%, 05/15/23 (e)	607

		2,825

	Automobiles — 0.8%
750	Daimler Finance North America LLC, 2.250%, 03/02/20 (e)	746
500	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	552
500	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23 (e)	503
1,000	General Motors Co., 4.875%, 10/02/23	1,066
750	Nissan Motor Acceptance Corp., 2.125%, 03/03/20 (e)	747
500	Volkswagen Group of America Finance LLC, 2.125%, 05/23/19 (e)	503

		4,117

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27 (m)	363

	Hotels, Restaurants & Leisure — 1.1%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	519
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (d)	307
335	11.250%, 06/01/17 (d) (m)	270
405	Darden Restaurants, Inc., 7.050%, 10/15/37 (m)	490
750	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	727
68	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	69
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	259
	McDonald’s Corp.,
500	3.250%, 06/10/24	507
300	4.600%, 05/26/45	304
	MGM Resorts International,
850	6.000%, 03/15/23	881
50	6.625%, 07/15/15 (m)	50

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
260	6.750%, 10/01/20	282
115	7.625%, 01/15/17 (m)	124
250	7.750%, 03/15/22	283
317	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	323
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	500

		5,895

	Household Durables — 0.3%
500	Newell Rubbermaid, Inc., 2.875%, 12/01/19	509
250	Tempur Sealy International, Inc., 6.875%, 12/15/20	267
1,000	Whirlpool Corp., 1.650%, 11/01/17	1,006

		1,782

	Internet & Catalog Retail — 0.5%
15	Acosta, Inc., 7.750%, 10/01/22 (e)	15
	Amazon.com, Inc.,
500	3.800%, 12/05/24	515
400	4.950%, 12/05/44	410
500	Expedia, Inc., 4.500%, 08/15/24	512
500	Priceline Group, Inc. (The), 3.650%, 03/15/25	502
500	QVC, Inc., 4.450%, 02/15/25	497

		2,451

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	509
500	Mattel, Inc., 3.150%, 03/15/23	492

		1,001

	Media — 4.3%
525	21st Century Fox America, Inc., 6.400%, 12/15/35 (m)	656
600	Altice S.A., (Luxembourg), 7.625%, 02/15/25 (e)	592
500	AMC Entertainment, Inc., 9.750%, 12/01/20	547
116	AMC Networks, Inc., 7.750%, 07/15/21	126
122	Cablevision Systems Corp., 7.750%, 04/15/18 (m)	134
	CBS Corp.,
500	3.700%, 08/15/24	496
350	4.600%, 01/15/45	322
250	Cinemark USA, Inc., 7.375%, 06/15/21	268
	Clear Channel Worldwide Holdings, Inc.,
1,450	Series B, 6.500%, 11/15/22	1,535
750	Series B, 7.625%, 03/15/20	793
	Comcast Corp.,
500	3.375%, 02/15/25	508
400	4.400%, 08/15/35	411
250	4.500%, 01/15/43	255
975	6.500%, 01/15/17 (m)	1,061
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	494
20	CSC Holdings LLC, 7.875%, 02/15/18 (m)	22
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
500	3.950%, 01/15/25	505
300	6.000%, 08/15/40 (m)	327
500	Discovery Communications LLC, 3.450%, 03/15/25	482
	DISH DBS Corp.,
675	5.000%, 03/15/23	651
1,700	5.875%, 11/15/24	1,704
60	6.750%, 06/01/21	64
60	7.875%, 09/01/19 (m)	68
64	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	69
20	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	21
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,171
	Nexstar Broadcasting, Inc.,
400	6.125%, 02/15/22 (e)	418
400	6.875%, 11/15/20	425
500	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	502
675	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e)	681
300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	311
	Scripps Networks Interactive, Inc.,
250	2.750%, 11/15/19	251
500	3.500%, 06/15/22	500
	Sinclair Television Group, Inc.,
250	5.375%, 04/01/21	254
250	6.125%, 10/01/22	264
400	6.375%, 11/01/21	422
	Sirius XM Radio, Inc.,
500	4.625%, 05/15/23 (e)	482
400	5.875%, 10/01/20 (e)	417
485	6.000%, 07/15/24 (e)	503

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	511
	Time Warner, Inc.,
500	3.600%, 07/15/25	498
330	5.350%, 12/15/43	360
203	Univision Communications, Inc., 8.500%, 05/15/21 (e) (m)	216
1,250	Viacom, Inc., 4.250%, 09/01/23	1,294
550	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	571
500	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	518

		22,680

	Multiline Retail — 0.2%
500	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	540
105	Sears Holdings Corp., 6.625%, 10/15/18	103
500	Target Corp., 2.300%, 06/26/19	509

		1,152

	Specialty Retail — 1.1%
60	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	64
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	488
	Home Depot, Inc. (The),
500	2.000%, 06/15/19	507
500	2.625%, 06/01/22	500
300	L Brands, Inc., 6.625%, 04/01/21	339
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	528
750	Party City Holdings, Inc., 8.875%, 08/01/20	807
250	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e) (m)	262
250	Radio Systems Corp., 8.375%, 11/01/19 (e)	269
1,200	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	1,278
500	Tiffany & Co., 4.900%, 10/01/44 (e)	500
500	TJX Cos., Inc. (The), 2.750%, 06/15/21	512

		6,054

	Textiles, Apparel & Luxury Goods — 0.2%
500	Coach, Inc., 4.250%, 04/01/25	492
415	Hanesbrands, Inc., 6.375%, 12/15/20	439

		931

	Total Consumer Discretionary	49,251

	Consumer Staples — 3.2%
	Beverages — 0.5%
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	489
700	6.875%, 11/15/19	840
100	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	107
30	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	32
	PepsiCo, Inc.,
500	2.750%, 04/30/25	488
500	3.600%, 03/01/24	525
250	Series FXD, 2.250%, 01/07/19	255

		2,736

	Food & Staples Retailing — 0.9%
	CVS Pass-Through Trust,
638	6.036%, 12/10/28 (m)	746
970	7.507%, 01/10/32 (e) (m)	1,243
405	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	428
750	Kroger Co. (The), 2.950%, 11/01/21	756
84	Rite Aid Corp., 6.125%, 04/01/23 (e)	87
500	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	503
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35 (m)	873

		4,636

	Food Products — 0.9%
287	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	301
91	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	99
750	General Mills, Inc., 2.200%, 10/21/19	754
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e) (m)	543
500	H.J. Heinz Co., 4.250%, 10/15/20	512
300	JM Smucker Co. (The), 4.375%, 03/15/45 (e)	293
	Post Holdings, Inc.,
315	6.750%, 12/01/21 (e)	312
1,280	7.375%, 02/15/22	1,310
250	Tyson Foods, Inc., 3.950%, 08/15/24	260

		4,384

	Household Products — 0.6%
356	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	365

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — continued
750	Kimberly-Clark Corp., 1.850%, 03/01/20	748
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	515
500	SC Johnson & Son, Inc., 4.350%, 09/30/44 (e)	511
	Spectrum Brands, Inc.,
600	6.375%, 11/15/20	641
425	6.750%, 03/15/20	447

		3,227

	Tobacco — 0.3%
500	Altria Group, Inc., 2.625%, 01/14/20	504
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	391
725	5.650%, 05/16/18 (m)	811

		1,706

	Total Consumer Staples	16,689

	Energy — 5.0%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	258
95	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	99

		357

	Oil, Gas & Consumable Fuels — 4.9%
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	503
31	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	23
21	Berry Petroleum Co. LLC, 6.750%, 11/01/20 (m)	18
	Bill Barrett Corp.,
81	7.000%, 10/15/22	74
8	7.625%, 10/01/19	8
	Bonanza Creek Energy, Inc.,
76	5.750%, 02/01/23	70
156	6.750%, 04/15/21	151
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	1,008
750	2.521%, 01/15/20	765
300	2.750%, 05/10/23	292
500	3.814%, 02/10/24	521
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
402	7.875%, 04/15/22	354
76	8.625%, 10/15/20	67
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	497
	Carrizo Oil & Gas, Inc.,
35	6.250%, 04/15/23	36
89	7.500%, 09/15/20	94
	Chaparral Energy, Inc.,
190	7.625%, 11/15/22	152
22	8.250%, 09/01/21	18
111	9.875%, 10/01/20	96
600	Chesapeake Energy Corp., 4.875%, 04/15/22	571
500	Chevron Corp., 2.411%, 03/03/22	498
1,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	992
	Comstock Resources, Inc.,
83	7.750%, 04/01/19	40
58	9.500%, 06/15/20	28
20	10.000%, 03/15/20 (e)	19
13	Concho Resources, Inc., 5.500%, 04/01/23	13
475	ConocoPhillips, 6.500%, 02/01/39 (m)	614
500	ConocoPhillips Co., 2.875%, 11/15/21	510
	CrownRock LP/CrownRock Finance, Inc.,
90	7.125%, 04/15/21 (e)	94
70	7.750%, 02/15/23 (e)	74
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	991
300	Denbury Resources, Inc., 4.625%, 07/15/23	274
500	Devon Energy Corp., 3.250%, 05/15/22	502
58	Diamondback Energy, Inc., 7.625%, 10/01/21	62
500	El Paso Natural Gas Co. LLC, 5.950%, 04/15/17 (m)	537
	Endeavor Energy Resources LP/EER Finance, Inc.,
219	7.000%, 08/15/21 (e)	218
26	8.125%, 09/15/23 (e)	27
300	Energy Transfer Partners LP, 5.150%, 03/15/45	281
385	Enterprise Products Operating LLC, 7.550%, 04/15/38 (m)	514
	EP Energy LLC/Everest Acquisition Finance, Inc.,
57	7.750%, 09/01/22	60
1,048	9.375%, 05/01/20	1,138

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
171	EXCO Resources, Inc., 7.500%, 09/15/18 (m)	118
300	Exxon Mobil Corp., 3.567%, 03/06/45	286
35	Gulfport Energy Corp., 6.625%, 05/01/23 (e)	36
	Halcon Resources Corp.,
110	8.625%, 02/01/20 (e)	112
113	8.875%, 05/15/21	79
101	9.750%, 07/15/20	73
	Hilcorp Energy I LP/Hilcorp Finance Co.,
23	7.625%, 04/15/21 (e) (m)	24
31	8.000%, 02/15/20 (e) (m)	32
122	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	121
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	350
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e) (m)	16
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
10	3.050%, 12/01/19	10
500	4.300%, 06/01/25	501
300	5.050%, 02/15/46	275
52	7.000%, 06/15/17 (m)	57
	Laredo Petroleum, Inc.,
28	5.625%, 01/15/22	28
40	6.250%, 03/15/23	41
88	7.375%, 05/01/22	94
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
90	6.625%, 12/01/21	75
92	8.000%, 12/01/20	80
	Linn Energy LLC/Linn Energy Finance Corp.,
500	7.750%, 02/01/21 (m)	431
5	8.625%, 04/15/20 (m)	5
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	1,010
31	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	31
95	Matador Resources Co., 6.875%, 04/15/23 (e)	98
	MEG Energy Corp., (Canada),
370	6.375%, 01/30/23 (e)	350
31	6.500%, 03/15/21 (e)	30
574	7.000%, 03/31/24 (e)	554
	Memorial Production Partners LP/Memorial Production Finance Corp.,
50	6.875%, 08/01/22 (e)	47
105	7.625%, 05/01/21	103
5	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	5
78	Northern Oil & Gas, Inc., 8.000%, 06/01/20 (e)	74
102	Northern Oil and Gas, Inc., 8.000%, 06/01/20	96
	Oasis Petroleum, Inc.,
56	6.500%, 11/01/21	57
6	6.875%, 01/15/23	6
39	7.250%, 02/01/19	40
187	Parsley Energy LLC/Parsley Finance Corp., Rev., 7.500%, 02/15/22 (e)	195
250	Peabody Energy Corp., 6.250%, 11/15/21	123
	Penn Virginia Corp.,
8	7.250%, 04/15/19	7
29	8.500%, 05/01/20	28
88	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e)	64
250	Phillips 66, 4.650%, 11/15/34	254
500	Phillips 66 Partners LP, 3.605%, 02/15/25	492
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15 (m)	1,609
84	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	84
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	505
22	RSP Permian, Inc., 6.625%, 10/01/22 (e)	23
368	Samson Investment Co., 9.750%, 02/15/20	30
56	Sanchez Energy Corp., 6.125%, 01/15/23	53
	SandRidge Energy, Inc.,
250	7.500%, 03/15/21	143
91	8.750%, 06/01/20 (e)	90
174	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	187
	SM Energy Co.,
19	5.000%, 01/15/24	19
30	6.500%, 11/15/21	31
29	6.500%, 01/01/23	30

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	507
750	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	787
500	Total Capital International S.A., (France), 3.750%, 04/10/24	528
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40 (m)	416
	Ultra Petroleum Corp., (Canada),
140	5.750%, 12/15/18 (e)	135
14	6.125%, 10/01/24 (e)	13
500	Western Gas Partners LP, 2.600%, 08/15/18	508
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	509
20	7.875%, 09/01/21 (m)	25
500	Williams Partners LP, 4.000%, 09/15/25	493
	WPX Energy, Inc.,
9	5.250%, 09/15/24	9
43	6.000%, 01/15/22	43

		26,104

	Total Energy	26,461

	Financials — 16.1%
	Banks — 4.1%
	Bank of America Corp.,
1,000	4.000%, 04/01/24	1,042
750	4.000%, 01/22/25	748
750	4.200%, 08/26/24	762
690	6.500%, 08/01/16 (m)	731
500	Series L, 2.250%, 04/21/20	494
500	Series L, 3.950%, 04/21/25	496
740	Series L, 5.650%, 05/01/18 (m)	816
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,503
500	2.350%, 09/08/19 (e)	503
	Barclays plc, (United Kingdom),
1,500	2.750%, 11/08/19	1,516
750	3.650%, 03/16/25	734
1,000	BNP Paribas S.A., (France), 2.375%, 05/21/20	999
	CIT Group, Inc.,
25	5.000%, 05/15/17	26
250	5.250%, 03/15/18	261
500	5.500%, 02/15/19 (e)	528
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	2,001
500	2.400%, 02/18/20	499
900	3.750%, 06/16/24	928
500	3.875%, 03/26/25	495
12	6.000%, 08/15/17 (m)	13
320	6.625%, 06/15/32 (m)	388
43	8.500%, 05/22/19 (m)	53
400	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	417
1,000	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	1,006
500	MUFG Americas Holdings Corp., 2.250%, 02/10/20	499
1,000	Standard Chartered plc, (United Kingdom), 2.250%, 04/17/20 (e)	990
	Wells Fargo & Co.,
500	3.000%, 02/19/25	490
300	3.900%, 05/01/45	281
1,500	Series N, 2.150%, 01/30/20	1,500
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	827

		21,546

	Capital Markets — 4.1%
	Bank of New York Mellon Corp. (The),
500	Series G, 2.200%, 05/15/19	505
500	Series G, 3.000%, 02/24/25	497
850	BlackRock, Inc., 3.500%, 03/18/24	884
300	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	287
500	Charles Schwab Corp. (The), 3.000%, 03/10/25	500
	Credit Suisse, (Switzerland),
700	3.000%, 10/29/21	705
1,000	3.625%, 09/09/24	1,017
300	Credit Suisse USA, Inc., 7.125%, 07/15/32 (m)	401
3,300	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	3,307
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15 (m)	80
1,500	3.850%, 07/08/24	1,532
300	5.150%, 05/22/45	306
890	5.950%, 01/18/18 (m)	984

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
1,530	6.150%, 04/01/18 (m)	1,708
180	6.450%, 05/01/36 (m)	213
400	Lazard Group LLC, 3.750%, 02/13/25	390
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 12/30/16 (d)	149
850	0.000%, 05/25/49 (d)	93
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	1,000
1,000	2.400%, 01/21/20 (e)	1,005
500	2.600%, 06/24/19 (e)	506
	Morgan Stanley,
500	2.375%, 07/23/19	503
885	3.450%, 11/02/15 (m)	895
1,000	3.700%, 10/23/24	1,019
500	3.950%, 04/23/27	488
395	5.500%, 01/26/20 (m)	446
560	6.625%, 04/01/18 (m)	634
300	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.875%, 04/15/45 (e)	284
500	TD Ameritrade Holding Corp., 2.950%, 04/01/22	505
550	UBS AG, (Switzerland), 5.750%, 04/25/18 (m)	613

		21,456

	Consumer Finance — 3.6%
	Ally Financial, Inc.,
58	2.750%, 01/30/17	58
70	3.250%, 09/29/17	70
50	3.750%, 11/18/19	50
500	4.125%, 03/30/20	500
16	4.125%, 02/13/22	16
61	4.625%, 05/19/22	61
500	4.625%, 03/30/25	490
40	4.750%, 09/10/18	41
15	5.500%, 02/15/17	16
377	6.250%, 12/01/17	404
85	8.000%, 11/01/31 (m)	105
	American Express Credit Corp.,
1,000	2.250%, 08/15/19	1,007
750	2.375%, 05/26/20	752
825	American Honda Finance Corp., 1.600%, 02/16/18 (e)	830
750	Capital One Financial Corp., 3.200%, 02/05/25	728
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	502
500	2.850%, 06/01/22	505
	Discover Financial Services,
500	3.750%, 03/04/25	489
1,000	3.950%, 11/06/24	1,006
	Ford Motor Credit Co. LLC,
1,000	2.597%, 11/04/19	1,005
750	3.219%, 01/09/22	757
500	4.375%, 08/06/23	534
	General Motors Financial Co., Inc.,
1,000	2.400%, 04/10/18	1,000
1,250	3.150%, 01/15/20	1,251
750	Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20 (e)	751
719	HSBC Finance Corp., 6.676%, 01/15/21	846
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,501
500	2.375%, 11/13/19	503
	John Deere Capital Corp.,
500	2.050%, 03/10/20	502
500	3.350%, 06/12/24	519
100	Springleaf Finance Corp., 6.500%, 09/15/17 (m)	105
	Synchrony Financial,
1,000	2.700%, 02/03/20	1,001
500	4.250%, 08/15/24	513
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	513

		18,931

	Diversified Financial Services — 1.4%
500	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	530
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	435
500	CME Group, Inc., 3.000%, 03/15/25	497
101	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	102
	General Electric Capital Corp.,
1,500	2.200%, 01/09/20	1,516
645	5.875%, 01/14/38 (m)	810
500	Moody’s Corp., 2.750%, 07/15/19	508

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
1,000	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e)	1,007
500	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	513
	Shell International Finance B.V., (Netherlands),
635	3.100%, 06/28/15 (m)	636
750	3.250%, 05/11/25	761

		7,315

	Insurance — 1.6%
500	ACE INA Holdings, Inc., 3.150%, 03/15/25	500
	Aflac, Inc.,
500	3.250%, 03/17/25	501
400	3.625%, 06/15/23	419
	American International Group, Inc.,
500	3.875%, 01/15/35	473
500	4.125%, 02/15/24	529
250	4.500%, 07/16/44	251
275	Aon plc, (United Kingdom), 4.250%, 12/12/42	257
	Lincoln National Corp.,
250	4.000%, 09/01/23	262
300	7.000%, 06/15/40 (m)	399
	MetLife, Inc.,
500	3.600%, 04/10/24	516
300	4.050%, 03/01/45	287
875	6.750%, 06/01/16 (m)	926
750	New York Life Global Funding, 1.950%, 02/11/20 (e)	747
	Prudential Financial, Inc.,
500	3.500%, 05/15/24	505
305	6.200%, 11/15/40 (m)	368
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,036
500	XLIT Ltd., (Cayman Islands), 4.450%, 03/31/25	504

		8,480

	Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
500	2.800%, 06/01/20	497
500	3.450%, 09/15/21	504
500	AvalonBay Communities, Inc., 3.450%, 06/01/25	506
525	Corrections Corp. of America, 4.625%, 05/01/23	524
600	Crown Castle International Corp., 5.250%, 01/15/23	633
	GEO Group, Inc. (The),
400	5.125%, 04/01/23	411
215	5.875%, 01/15/22	227
165	6.625%, 02/15/21	174
625	Health Care REIT, Inc., 4.700%, 09/15/17 (m)	668
27	iStar Financial, Inc., 3.875%, 07/01/16	27
350	Kimco Realty Corp., 4.250%, 04/01/45	323
200	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23 (e)	200

		4,694

	Real Estate Management & Development — 0.1%
725	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	739

	Thrifts & Mortgage Finance — 0.3%
750	Abbey National Treasury Services plc, (United Kingdom), 2.375%, 03/16/20	750
1,000	Santander Holdings USA, Inc., 2.650%, 04/17/20	993

		1,743

	Total Financials	84,904

	Health Care — 4.6%
	Biotechnology — 0.3%
500	Amgen, Inc., 4.400%, 05/01/45	484
400	Celgene Corp., 2.250%, 05/15/19	403
500	Gilead Sciences, Inc., 3.500%, 02/01/25	512

		1,399

	Health Care Equipment & Supplies — 0.9%
500	Abbott Laboratories, 2.950%, 03/15/25	498
	Biomet, Inc.,
338	6.500%, 08/01/20	358
20	6.500%, 10/01/20	21
250	Boston Scientific Corp., 4.125%, 10/01/23	261
500	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	515
950	Hologic, Inc., 6.250%, 08/01/20	984
600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	645
17	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.500%, 04/15/25 (e)	17
	Medtronic, Inc.,
500	2.500%, 03/15/20 (e)	507

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
750	2.750%, 04/01/23	742
300	Zimmer Holdings, Inc., 4.450%, 08/15/45	290

		4,838

	Health Care Providers & Services — 2.0%
500	Aetna, Inc., 3.500%, 11/15/24	507
300	AmerisourceBergen Corp., 4.250%, 03/01/45	293
500	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	497
750	Express Scripts Holding Co., 2.250%, 06/15/19	749
1,205	HCA Holdings, Inc., 6.250%, 02/15/21	1,316
1,300	HCA, Inc., 7.500%, 02/15/22	1,521
	Kindred Healthcare, Inc.,
500	8.000%, 01/15/20 (e)	541
300	8.750%, 01/15/23 (e)	333
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	501
89	Omnicare, Inc., 5.000%, 12/01/24	98
	Quest Diagnostics, Inc.,
1,000	2.700%, 04/01/19	1,017
500	3.500%, 03/30/25	491
	Tenet Healthcare Corp.,
250	4.500%, 04/01/21	248
825	6.750%, 02/01/20	866
50	8.000%, 08/01/20	52
1,393	8.125%, 04/01/22	1,518
45	WellCare Health Plans, Inc., 5.750%, 11/15/20	47

		10,595

	Health Care Technology — 0.1%
515	IMS Health, Inc., 6.000%, 11/01/20 (e)	536

	Pharmaceuticals — 1.3%
300	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	297
149	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	150
300	Eli Lilly & Co., 3.700%, 03/01/45	281
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	747
	Merck & Co., Inc.,
500	2.750%, 02/10/25	487
400	4.150%, 05/18/43	399
	Pfizer, Inc.,
826	3.000%, 06/15/23	835
800	4.300%, 06/15/43	803
	Valeant Pharmaceuticals International, Inc., (Canada),
540	5.875%, 05/15/23 (e)	560
80	6.125%, 04/15/25 (e)	83
1,125	7.250%, 07/15/22 (e)	1,204
1,175	7.500%, 07/15/21 (e)	1,285

		7,131

	Total Health Care	24,499

	Industrials — 3.8%
	Aerospace & Defense — 0.9%
	Boeing Co. (The),
1,000	2.350%, 10/30/21	1,015
250	3.500%, 03/01/45	232
800	Bombardier, Inc., (Canada), 7.500%, 03/15/25 (e)	765
450	KLX, Inc., 5.875%, 12/01/22 (e)	456
500	L-3 Communications Corp., 3.950%, 05/28/24	496
300	Lockheed Martin Corp., 3.800%, 03/01/45	279
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	1,010
250	3.850%, 04/15/45	229
300	United Technologies Corp., 4.150%, 05/15/45	295

		4,777

	Air Freight & Logistics — 0.1%
500	FedEx Corp., 4.100%, 02/01/45	467

	Airlines — 0.1%
40	Allegiant Travel Co., 5.500%, 07/15/19	41
500	Southwest Airlines Co., 2.750%, 11/06/19	510

		551

	Commercial Services & Supplies — 0.3%
500	ACCO Brands Corp., 6.750%, 04/30/20	533
350	ADT Corp. (The), 3.500%, 07/15/22	322
30	Mobile Mini, Inc., 7.875%, 12/01/20	32
500	Waste Management, Inc., 3.125%, 03/01/25	494

		1,381

	Electrical Equipment — 0.1%
504	General Cable Corp., 5.750%, 10/01/22	461

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electrical Equipment — continued
116	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	120

		581

	Industrial Conglomerates — 0.2%
70	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	74
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e) (m)	1,046

		1,120

	Machinery — 0.4%
500	Case New Holland, Inc., 7.875%, 12/01/17	553
500	Caterpillar, Inc., 3.400%, 05/15/24	519
1,200	Terex Corp., 6.000%, 05/15/21	1,221

		2,293

	Road & Rail — 1.0%
400	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	430
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
250	5.125%, 06/01/22 (e)	251
500	5.500%, 04/01/23	512
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	600
750	CSX Corp., 3.400%, 08/01/24	765
	Hertz Corp. (The),
550	5.875%, 10/15/20	562
400	6.250%, 10/15/22	411
550	7.375%, 01/15/21	575
70	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	61
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	494
500	Ryder System, Inc., 2.650%, 03/02/20	505
250	Union Pacific Corp., 3.375%, 02/01/35	234

		5,400

	Trading Companies & Distributors — 0.7%
550	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20	636
250	H&E Equipment Services, Inc., 7.000%, 09/01/22	264
	HD Supply, Inc.,
550	5.250%, 12/15/21 (e)	572
17	11.000%, 04/15/20	19
63	11.500%, 07/15/20	74
750	International Lease Finance Corp., 8.750%, 03/15/17	829
	United Rentals North America, Inc.,
500	6.125%, 06/15/23	522
585	7.625%, 04/15/22	639
76	8.250%, 02/01/21	82

		3,637

	Total Industrials	20,207

	Information Technology — 4.2%
	Communications Equipment — 0.3%
300	Alcatel-Lucent USA, Inc., 8.875%, 01/01/20 (e)	329
320	Avaya, Inc., 7.000%, 04/01/19 (e)	320
300	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	351
	CommScope, Inc.,
36	4.375%, 06/15/20 (e)	36
250	5.000%, 06/15/21 (e)	250
500	QUALCOMM, Inc., 3.450%, 05/20/25	498

		1,784

	Electronic Equipment, Instruments & Components — 0.3%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	498
750	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	814

		1,312

	Internet Software & Services — 0.4%
1,000	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	996
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	516
400	Google, Inc., 3.375%, 02/25/24	418

		1,930

	IT Services — 1.1%
	First Data Corp.,
500	6.750%, 11/01/20 (e)	534
300	7.375%, 06/15/19 (e)	312
1,200	8.250%, 01/15/21 (e) (m)	1,279
36	11.250%, 01/15/21	40
206	11.750%, 08/15/21	236
675	12.625%, 01/15/21	791
458	8.750% (cash), 01/15/22 (e) (v)	490
750	International Business Machines Corp., 1.875%, 08/01/22	710
750	SunGard Data Systems, Inc., 6.625%, 11/01/19	783

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	IT Services — continued
	Xerox Corp.,
400	2.800%, 05/15/20	402
350	4.800%, 03/01/35	331

		5,908

	Semiconductors & Semiconductor Equipment — 0.6%
1,325	Amkor Technology, Inc., 6.375%, 10/01/22	1,358
24	Freescale Semiconductor, Inc., 10.750%, 08/01/20	26
	Micron Technology, Inc.,
600	5.250%, 08/01/23 (e)	600
250	5.875%, 02/15/22	262
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 02/15/21 (e)	791

		3,037

	Software — 1.3%
750	Adobe Systems, Inc., 3.250%, 02/01/25	753
1,100	Audatex North America, Inc., 6.000%, 06/15/21 (e)	1,148
250	CA, Inc., 4.500%, 08/15/23	264
600	Epicor Software Corp., 8.625%, 05/01/19	627
500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	509
1,000	Infor U.S., Inc., 6.500%, 05/15/22 (e)	1,039
102	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	103
350	Microsoft Corp., 4.000%, 02/12/55	320
	Oracle Corp.,
500	2.800%, 07/08/21	511
300	3.250%, 05/15/30	289
500	4.300%, 07/08/34	513
300	4.375%, 05/15/55	290
460	6.125%, 07/08/39 (m)	572

		6,938

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
750	2.500%, 02/09/25	717
350	3.850%, 05/04/43	329
260	VAR, 0.580%, 05/06/19	261

		1,307

	Total Information Technology	22,216

	Materials — 2.9%
	Chemicals — 1.5%
500	Ashland, Inc., 4.750%, 08/15/22	510
25	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	25
	Chemours Co. (The),
71	6.625%, 05/15/23 (e)	72
18	7.000%, 05/15/25 (e)	18
250	Cytec Industries, Inc., 3.950%, 05/01/25	253
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	498
500	4.125%, 11/15/21	536
250	4.375%, 11/15/42	236
1,125	Hexion, Inc., 6.625%, 04/15/20	1,060
	Huntsman International LLC,
700	4.875%, 11/15/20	711
159	5.125%, 11/15/22 (e)	159
8	8.625%, 03/15/21	8
950	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	967
	LyondellBasell Industries N.V., (Netherlands),
250	4.625%, 02/26/55	228
500	6.000%, 11/15/21	586
	Monsanto Co.,
500	3.375%, 07/15/24	496
400	4.200%, 07/15/34	385
	Reichhold Holdings International B.V.,
317	12.000%, 03/31/17 (i)	317
635	15.000%, 03/31/17 (i)	635
283	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e) (i)	—
270	Reichhold, Inc., 12.000%, 03/31/17 (i)	270

		7,970

	Containers & Packaging — 0.7%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	1,016
400	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.271%, 12/15/19 (e)	394
59	Pactiv LLC, 8.375%, 04/15/27 (m)	60
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	521
1,450	9.000%, 04/15/19	1,508

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — continued
245	Sealed Air Corp., 8.375%, 09/15/21 (e)	276

		3,775

	Metals & Mining — 0.5%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	943
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	640
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e) (m)	906

		2,489

	Paper & Forest Products — 0.2%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	507
385	International Paper Co., 7.300%, 11/15/39 (m)	486

		993

	Total Materials	15,227

	Telecommunication Services — 4.7%
	Diversified Telecommunication Services — 3.8%
950	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	985
	AT&T, Inc.,
600	3.900%, 03/11/24	619
500	4.500%, 05/15/35	474
850	5.350%, 09/01/40	872
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	852
	CCO Holdings LLC/CCO Holdings Capital Corp.,
308	5.125%, 05/01/23 (e)	310
300	5.250%, 03/15/21	305
660	6.500%, 04/30/21	694
950	6.625%, 01/31/22	1,011
	CenturyLink, Inc.,
700	Series T, 5.800%, 03/15/22	717
100	Series W, 6.750%, 12/01/23	107
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	650
21	Frontier Communications Corp., 8.250%, 04/15/17 (m)	23
241	GCI, Inc., 6.750%, 06/01/21	246
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,250	5.500%, 08/01/23	1,148
350	6.625%, 12/15/22	326
300	7.250%, 10/15/20 (m)	304
400	7.500%, 04/01/21	406
	Level 3 Financing, Inc.,
388	5.125%, 05/01/23 (e)	389
88	5.375%, 05/01/25 (e)	88
750	5.625%, 02/01/23 (e)	774
	Sprint Capital Corp.,
250	6.875%, 11/15/28 (m)	226
730	8.750%, 03/15/32 (m)	744
360	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	392
360	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	388
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	503
1,000	4.150%, 03/15/24	1,057
577	4.272%, 01/15/36 (e)	538
500	4.400%, 11/01/34	481
700	6.250%, 04/01/37 (m)	821
710	6.350%, 04/01/19 (m)	818
500	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	521
	Windstream Services LLC,
300	7.500%, 04/01/23	269
1,125	7.750%, 10/01/21	1,063
	Zayo Group LLC/Zayo Capital, Inc.,
750	6.000%, 04/01/23 (e)	755
29	10.125%, 07/01/20	33

		19,909

	Wireless Telecommunication Services — 0.9%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	755
290	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	332
	Sprint Corp.,
150	7.625%, 02/15/25	147
2,450	7.875%, 09/15/23	2,492
	T-Mobile USA, Inc.,
34	6.375%, 03/01/25	36
625	6.633%, 04/28/21	666
550	6.731%, 04/28/22	586

		5,014

	Total Telecommunication Services	24,923

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Utilities — 2.3%
		Electric Utilities — 1.0%
	300	Alabama Power Co., 3.750%, 03/01/45	284
	300	Commonwealth Edison Co., 3.700%, 03/01/45	285
	300	DTE Electric Co., 3.700%, 03/15/45	285
	300	Duke Energy Carolinas LLC, 3.750%, 06/01/45	287
	535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	570
	600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	574
	1,010	Nevada Power Co., 7.125%, 03/15/19 (m)	1,197
	440	Pacific Gas & Electric Co., 5.400%, 01/15/40 (m)	513
	250	Potomac Electric Power Co., 4.150%, 03/15/43	259
	165	Progress Energy, Inc., 6.000%, 12/01/39 (m)	210
	730	Xcel Energy, Inc., 4.700%, 05/15/20 (m)	804

			5,268

		Gas Utilities — 0.2%
	500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	516
	111	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	113
	500	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25 (e)	500

			1,129

		Independent Power & Renewable Electricity Producers — 0.2%
	700	AES Corp., 4.875%, 05/15/23	672
		NRG Energy, Inc.,
	55	7.625%, 01/15/18	61
	200	8.250%, 09/01/20	211

			944

		Multi-Utilities — 0.8%
	385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37 (m)	488
		Consolidated Edison Co. of New York, Inc.,
	250	4.450%, 03/15/44	260
	350	4.625%, 12/01/54	360
		Dominion Resources, Inc.,
	250	4.700%, 12/01/44	259
	630	5.200%, 08/15/19 (m)	702
	250	Series C, 4.900%, 08/01/41	265
	300	DTE Energy Co., Series C, 3.500%, 06/01/24	305
	630	NiSource Finance Corp., 6.800%, 01/15/19 (m)	733
	560	TECO Finance, Inc., 5.150%, 03/15/20 (m)	629

			4,001

		Water Utilities — 0.1%
	500	Aquarion Co., 4.000%, 08/15/24 (e)	502

		Total Utilities	11,844

		Total Corporate Bonds (Cost $292,461)	296,221

	Insurance-Linked Securities — 2.3%
		Preferred Shares — 0.0% (g)
	1 Unit	AlphaCat 2015 Ltd. (a) (i) (m)	689

		Catastrophe Bonds — 2.3%
	250	Alamo Re Ltd., (Bermuda), VAR, 4.600%, 06/07/19 (e)	250
	250	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	247
EUR	600	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	675
		East Lane Re VI Ltd., (Cayman Islands),
	250	VAR, 2.750%, 03/14/18 (e)	246
	250	VAR, 3.750%, 03/13/20 (e)	246
	500	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e)	501
		Everglades Re Ltd., (Bermuda),
	750	VAR, 7.500%, 04/28/17 (e)	762
	400	VAR, 9.450%, 03/28/16 (e)	404
EUR	500	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	556
	250	Ibis Re II Ltd., (Cayman Islands), VAR, 4.000%, 06/28/16 (e)	250
		Kilimanjaro Re Ltd., (Bermuda),
	250	VAR, 4.500%, 04/30/18 (e)	249
	250	VAR, 4.750%, 04/30/18 (e)	249
	250	Longpoint Re Ltd., (Cayman Islands), VAR, 6.000%, 06/12/15 (e)	250
	250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.200%, 05/18/16 (e)	251
	500	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	503

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Insurance-Linked Securities — continued
	Catastrophe Bonds — continued
600	Mythen Re Ltd., (Cayman Islands), Series 2013-1, Class B, VAR, 8.000%, 07/09/15 (e)	601
250	Nakama Re Ltd., (Bermuda), VAR, 2.500%, 04/13/18 (e)	251
	Residential Reinsurance 2011 Ltd., (Cayman Islands),
1,030	VAR, 8.900%, 12/06/15 (e)	1,029
750	Series CL5, VAR, 8.750%, 06/06/15 (e)	750
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
500	VAR, 4.500%, 12/06/16 (e)	507
1,000	VAR, 8.000%, 06/06/16 (e)	1,046
250	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.250%, 12/06/17 (e)	246
	Sanders Re Ltd., (Bermuda),
850	VAR, 3.000%, 05/25/18 (e)	826
750	VAR, 3.500%, 05/05/17 (e)	738

		11,633

	Total Insurance-Linked Securities (Cost $12,493)	12,322

SHARES
Investment Company — 0.0% (g)
1	Blackstone/GSO Strategic Credit Fund (m) (Cost $16)	17

PRINCIPAL AMOUNT
Mortgage Pass-Through Securities — 26.1%
19	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	21
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9,000	TBA, 3.000%, 06/15/44	9,107
10,600	TBA, 3.500%, 06/15/44	11,058
7,500	TBA, 4.000%, 06/15/43	8,001
2,000	TBA, 4.500%, 06/15/44	2,173
1,234	6.000%, 02/01/36 - 08/01/38	1,410
10	7.000%, 12/01/25 - 02/01/26	11
34	7.500%, 10/01/26 - 02/01/27	38
19	8.000%, 04/01/26 - 07/01/26	20
	Federal National Mortgage Association, 15 Year, Single Family,
3,200	TBA, 2.500%, 06/25/28	3,271
3,500	TBA, 3.000%, 06/25/27	3,657
5,260	TBA, 4.000%, 06/25/29	5,544
4,035	TBA, 5.000%, 06/25/29	4,227
	Federal National Mortgage Association, 30 Year, Single Family,
8,090	TBA, 3.000%, 06/25/45	8,203
18,500	TBA, 3.500%, 06/25/45	19,337
17,650	TBA, 4.000%, 06/25/43	18,848
5,700	TBA, 4.500%, 06/25/44	6,197
2,000	TBA, 5.500%, 06/25/44	2,264
535	6.000%, 05/01/37	612
174	6.500%, 07/01/29 - 03/01/35	209
65	7.000%, 02/01/35 - 03/01/35	76
5	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
5,850	TBA, 3.000%, 06/15/43	5,989
6,000	TBA, 3.500%, 06/15/42	6,290
4,000	TBA, 4.000%, 06/15/41	4,291
8,500	TBA, 4.500%, 06/15/44	9,306
4,300	TBA, 5.000%, 06/15/44	4,799
2,400	TBA, 6.000%, 06/15/44	2,727
199	7.000%, 09/15/31	246

	Total Mortgage Pass-Through Securities (Cost $137,212)	137,938

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 12/31/49 (d) (i) (Cost $2,016)	—	(h)

Supranational — 0.7%
2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16 (m)	2,846
750	Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20 (m)	750

	Total Supranational (Cost $3,515)	3,596

U.S. Government Agency Securities — 3.5%
	Federal Home Loan Bank,
5,000	1.625%, 12/09/16 (m)	5,081

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
1,500	2.875%, 09/13/24 (m)	1,548
	Federal National Mortgage Association,
5,000	0.875%, 05/21/18 (m)	4,975
2,600	1.750%, 09/12/19 (m)	2,638
2,000	2.625%, 09/06/24 (m)	2,045
2,140	4.875%, 12/15/16 (m)	2,282

	Total U.S. Government Agency Securities (Cost $18,280)	18,569

U.S. Treasury Obligations — 2.8%
	U.S. Treasury Bonds,
2,642	2.500%, 02/15/45 (m)	2,449
4,000	3.375%, 05/15/44 (m)	4,406
6,400	3.875%, 08/15/40 (m)	7,629

	Total U.S. Treasury Obligations (Cost $14,078)	14,484

SHARES
Common Stock — 0.0% (g)
	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
— (h)	Reichhold, Inc. (a) (i) (Cost $185)	201

PRINCIPAL AMOUNT
Loan Assignments — 0.1%
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
69	Citgo Holding, Inc., 1st Lien Term Loan B, VAR, 9.500%, 05/12/18	70

	Industrials — 0.1%
	Machinery — 0.1%
269	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	263

	Total Loan Assignments (Cost $322)	333

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
127	Eurodollar, Expiring 12/14/15, at $98.75, American Style	2

13	Eurodollar, Expiring 12/19/16, at $98.00, American Style	5

	Total Options Purchased (Cost $58)	7

PRINCIPAL AMOUNT
Short-Term Investments — 28.0%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
650	0.063%, 08/27/15 (k) (n)	650
360	0.064%, 11/12/15 (k) (n)	360
360	0.083%, 06/04/15 (m) (n)	360

	Total U.S. Treasury Obligations (Cost $1,370)	1,370

SHARES
	Investment Company — 27.7%
146,460	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m)	146,460

	Total Short-Term Investments (Cost $147,830)	147,830

	Total Investments — 125.6% (Cost $658,097)	663,101
	Liabilities in Excess of Other Assets — (25.6)%	(135,234)

	NET ASSETS — 100.0%	$527,867

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(18)	90 Day Eurodollar	06/15/15	(4,487)	(9)
(25)	90 Day Eurodollar	09/14/15	(6,225)	(22)
(99)	10 Year U.S. Treasury Note	09/21/15	(12,641)	(103)
(2)	U.S. Ultra Bond	09/21/15	(320)	(8)
(136)	2 Year U.S. Treasury Note	09/30/15	(29,765)	(45)
(224)	5 Year U.S. Treasury Note	09/30/15	(26,819)	(143)
(24)	90 Day Eurodollar	12/14/15	(5,966)	(8)
(17)	90 Day Eurodollar	06/19/17	(4,179)	— (h)

				(338)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
210	AUD	Goldman Sachs International	09/21/15	160	160	— (h)
210	AUD	Westpac Banking Corp.	09/21/15	159	159	— (h)

395	EUR	Goldman Sachs International	09/21/15	442	435	(7)

5,640	NOK	TD Bank Financial Group	06/15/15	747	726	(21)

710	NZD	Union Bank of Switzerland AG	09/21/15	527	499	(28)

1,970	SEK	Union Bank of Switzerland AG	06/15/15	233	231	(2)

806	SGD	BNP Paribas	09/21/15	605	596	(9)
1,000	SGD	Goldman Sachs International	09/21/15	735	740	5
688	SGD	Union Bank of Switzerland AG	09/21/15	518	509	(9)

				4,126	4,055	(71)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
210	AUD	Morgan Stanley	09/21/15	160	159	1
210	AUD	Union Bank of Switzerland AG	09/21/15	162	160	2

619	EUR	Barclays Bank plc	07/10/15	673	680	(7)
504	EUR	Citibank, N.A.	07/10/15	560	553	7
395	EUR	Deutsche Bank AG	09/21/15	430	434	(4)

2,820	NOK	Morgan Stanley	06/15/15	360	363	(3)
2,820	NOK	Union Bank of Switzerland AG	06/15/15	367	363	4

710	NZD	Union Bank of Switzerland AG	09/21/15	515	499	16

1,970	SEK	TD Bank Financial Group	06/15/15	235	231	4

1,130	SGD	BNP Paribas	09/21/15	829	836	(7)
394	SGD	TD Bank Financial Group	09/21/15	289	292	(3)
1,363	SGD	Union Bank of Switzerland AG	09/21/15	1,014	1,008	6

				5,594	5,578	16

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Frontier Communications Corp., 9.000%, 08/15/31	5.000%, quarterly	06/20/20	4.381	40	(1)	2
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.269	22	(2)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.269	20	(2)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	03/20/17	1.069	15	(1)	1
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.269	40	(4)	5
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	03/20/17	1.069	58	(5)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000%, quarterly	06/20/17	1.359	20	(2)	2
CIT Group, Inc., 5.250%, 03/15/18	5.000%, quarterly	06/20/17	1.359	5	—	1
Frontier Communications Corp., 9.000%, 08/15/31	5.000%, quarterly	06/20/17	1.339	21	(2)	2
Frontier Communications Corp., 9.000%, 08/15/31	5.000%, quarterly	06/20/20	4.381	40	(1)	2
iStar Financial, Inc., 7.125%, 02/15/18	5.000%, quarterly	09/20/16	1.444	27	(2)	2
Springleaf Finance Corp., 6.900%, 12/15/17	5.000%, quarterly	09/20/17	1.621	100	(9)	8
Transocean, Inc., 7.375%, 04/15/18	1.000%, quarterly	06/20/20	5.729	87	17	(22)
United Mexican States, 5.950%, 03/19/19	1.000%, quarterly	06/20/20	1.169	790	5	(14)
United Mexican States, 5.950%, 03/19/19	1.000%, quarterly	06/20/20	1.169	1,430	9	(26)
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	5.000%, quarterly	06/20/20	6.536	80	4	(5)
People’s Republic of China, 7.500%, 10/28/27	1.000%, quarterly	06/20/20	0.877	2,450	(19)	7
Republic of Turkey, 1,187.500%, 01/15/30	1.000%, quarterly	06/20/20	2.102	1,430	71	(79)
Staples, Inc., 2.750%, 01/12/18	1.000%, quarterly	06/20/20	1.650	80	2	(4)
Citibank, N.A.:
Barrick Gold Corp., 5.800%, 11/15/34	1.000%, quarterly	06/20/20	1.600	80	2	(4)
First Data Corp., 12.625%, 01/15/21	5.000%, quarterly	09/20/17	1.061	33	(3)	3
Nabors Industries, Inc., 6.150%, 02/15/18	1.000%, quarterly	06/20/20	2.728	290	22	(38)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.269	70	(7)	8
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000%, quarterly	06/20/20	2.518	120	8	(13)
MGM Resorts International, 7.625%, 01/15/17	5.000%, quarterly	09/20/15	0.801	50	(1)	2
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	06/20/16	33.694	90	22	(23)
First Data Corp., 12.625%, 01/15/21	5.000%, quarterly	09/20/17	1.061	16	(2)	2
Frontier Communications Corp., 9.000%, 08/15/31	5.000%, quarterly	06/20/20	4.381	40	(1)	3
Morgan Stanley Capital Services:
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000%, quarterly	06/20/20	2.518	80	5	(7)
Penerbangan Malaysia Berhad, 5.625%, 03/15/16	1.000%, quarterly	03/20/20	1.095	150	—	(3)

					103	(178)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	60	10	(12)
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	40	7	(8)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	60	10	(18)
CDX.EM.23-V1	1.000%, quarterly	06/20/20	2.913	980	83	(104)
CMBX.NA.A.6	2.000%, monthly	05/11/63	2.181	80	(1)	1
CMBX.NA.AA.3	0.270%, monthly	12/13/49	48.838	260	147	(148)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000%, monthly	02/17/51	86.822	180	40	(153)
CMBX.NA.BBB-.4	5.000%, monthly	02/17/51	86.822	210	46	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	30	5	(8)
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	60	10	(15)
Goldman Sachs International:
CMBX.NA.A.6	2.000%, monthly	05/11/63	2.181	90	(1)	1
CMBX.NA.A.6	2.000%, monthly	05/11/63	2.181	90	(1)	2
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000%, monthly	05/11/63	2.181	80	(1)	1
CMBX.NA.AA.3	0.270%, monthly	12/13/49	48.838	140	79	(81)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110%, monthly	05/25/46	9.259	300	10	(2,098)
ABX.HE.PENAAA.06-2	0.110%, monthly	05/25/46	9.259	1,300	42	(443)

					485	(3,251)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.23-V3	5.000%, quarterly	12/20/19	2.973	200	(18)	17
CDX.NA.IG.23-V1	1.000%, quarterly	12/20/19	0.633	3,930	(71)	68
iTraxx Europe 22.1	1.000%, quarterly	12/20/19	0.597	6,000	(132)	138

					(221)	223

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	40	(23)	27
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	42.086	21	(12)	10
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	42.086	50	(29)	29
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	42.086	60	(35)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	42.086	60	(35)	39
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	42.086	30	(18)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	100	(59)	64
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	70	(41)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	20
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	5.658	10	—	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	5.658	20	—	—
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	5.658	40	—	1
United Mexican States, 5.950%, 03/19/19	1.000%, quarterly	06/20/15	0.423	400	1	(1)
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	40	(23)	26
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.334	20	1	2
Citibank, N.A.:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	5.659	20	—	2
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	5.659	50	—	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	5.659	30	—	1
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	20	(12)	13
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.334	20	1	2
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	42.086	30	(17)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	40	(23)	24
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	6.420	40	—	5
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	5.659	10	—	—
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	42.086	11	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	40	(23)	24
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	06/20/17	44.980	90	(45)	44
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	06/20/17	44.980	40	(20)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	06/20/17	44.980	40	(20)	19
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	5.658	20	—	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/16	7.196	20	—	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	6.420	40	—	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	6.420	30	—	3
Windstream Services, LLC, 7.500%, 06/01/22	5.000%, quarterly	06/20/20	5.680	90	(2)	(2)
Windstream Services, LLC, 7.500%, 06/01/22	5.000%, quarterly	06/20/20	5.680	30	(1)	(1)
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	30	(18)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	80	(47)	53
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	41.900	40	(23)	27
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.334	60	3	5

					(742)	823

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc
CMBX.NA.A.3	0.620%, monthly	12/13/49	68.666	260	(131)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620%, monthly	12/13/49	68.666	140	(70)	98

					(201)	279

Centrally Cleared Credit Default Swaps - Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
iTraxx Europe Crossover 22.1	5.000%, quarterly	12/20/19	2.852	1980	215	(160)

					215	(160)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps

	RATE TYPE (r)
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(3)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 month LIBOR quarterly	06/21/18	500	(7)
1.541% semi-annually	3 month LIBOR quarterly	12/06/18	451	(7)

				(14)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
iBoxx USD Liquid High Yield Index	0.155% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	170	4
iBoxx USD Liquid High Yield Index	0.155% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	170	4
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	180	7
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	50	2
iBoxx USD Liquid High Yield Index	0.161% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/22/15	60	4
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	4
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	5
BNP Paribas:
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	170	5
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	170	4
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	50	3
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	60	4
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	60	4
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	60	4
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	30	2
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	4
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	4
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	4
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	4
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	4
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	4
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	4
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	410	1
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	4
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	1
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	—
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	2
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	0.119% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	150	4
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	180	4
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	70	3
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	110	5
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	40	2
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	60	3
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	60	4
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	60	4
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	5
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	0.184% and increases in total return of index	06/20/15	180	5
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	180	7
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	110	5
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	50	2
iBoxx USD Liquid High Yield Index	0.185% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	06/20/15	60	4

					149

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
AUD	—	Australian Dollar
CDX	—	Credit Default Swap Index
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2015.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,904
Aggregate gross unrealized depreciation	(5,900)

Net unrealized appreciation/depreciation	$5,004

Federal income tax cost of investments	$658,097

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Materials	$—	$—	$201		$201

Debt Securities
Asset-Backed Securities	—	—	9,771		9,771
Collateralized Mortgage Obligations
Agency CMO	—	3,182	—		3,182
Non-Agency CMO	—	9,907	765		10,672

Total Collateralized Mortgage Obligations	—	13,089	765		13,854

Commercial Mortgage-Backed Securities	—	4,702	3,183		7,885
Convertible Bonds
Telecommunication Services	—	73	—		73
Corporate Bonds
Consumer Discretionary	—	49,251	—		49,251
Consumer Staples	—	16,689	—		16,689
Energy	—	26,461	—		26,461
Financials	—	84,904	—		84,904
Health Care	—	24,499	—		24,499
Industrials	—	20,207	—		20,207
Information Technology	—	22,216	—		22,216
Materials	—	14,005	1,222		15,227
Telecommunication Services	—	24,923	—		24,923
Utilities	—	11,844	—		11,844

Total Corporate Bonds	—	294,999	1,222		296,221

Insurance-Linked Securities	—	11,633	689		12,322
Mortgage Pass-Through Securities	—	137,938	—		137,938
Preferred Security
Financials	—	—	—	(a)	—	(a)

Supranational	—	3,596	—		3,596
U.S. Government Agency Securities	—	18,569	—		18,569
U.S. Treasury Obligations	—	14,484	—		14,484
Investment Company	17	—	—		17
Loan Assignments
Energy	—	70	—		70
Industrials	—	263	—		263

Total Loan Assignments	—	333	—		333

Options Purchased
Put Option Purchased	7	—	—		7

Short-Term Investments
Investment Company	146,460	—	—		146,460
U.S. Treasury Obligations	—	1,370	—		1,370

Total Investments in Securities	$146,484	$500,786	$15,831		$663,101

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$45	$—	$45
Swaps	—	390	—	390

Total Appreciation in Other Financial Instruments	$—	$435	$—	$435

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(100)	$—	$(100)
Futures Contracts	(338)	—	—	(338)
Swaps	—	(2,883)	—	(2,883)

Total Depreciation in Other Financial Instruments	$(338)	$(2,983)	$—	$(3,321)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of Febuary 28, 2015		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$9,494		$—	(a)	$(126)	$21		$925	$(543)	$—	$—	$9,771
Collateralized Mortgage Obligations - Non-Agency CMO	582		—		(1)	—	(a)	190	(6)	—	—	765
Commercial Mortgage-Backed Securities	1,819		—		(6)	1		1,369	—	—	—	3,183
Common Stock - Materials	—		—		16	—		185	—	—	—	201
Corporate Bonds - Materials	770		19		32	(21)		608	(186)	—	—	1,222
Insurance-Linked Securities	654		—		12	—		23	—	—	—	689
Preferred Security - Financials	—	(a)	—		—	—		—	—	—	—	—	(a)

	$13,319		$19		$(73)	$1		$3,300	$(735)	$—	$—	$15,831

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs
(Level 3), amounted to approximately $(70,000).

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,771	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.18%)
			Constant Default Rate	2.00% - 12.84% (6.53%)
			Yield (Discount Rate of Cash Flows)	1.33 - 6.25% (3.37%)

Asset-Backed Securities	9,771

	446	Discounted Cash Flow	Constant Prepayment Rate	4.00% (4.00%)
			Constant Default Rate	1.00% (1.00%)
			Yield (Discount Rate of Cash Flows)	3.91% - 4.66% (4.23%)

Collateralized Mortgage Obligations	446

	1,968	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% - 6.17% (5.35%)

Commercial Mortgage-Backed Securities	1,968

Total	$12,185

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $3,646,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engages in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 30, 2015